UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

Item 1. Reports to Stockholders.

Semiannual Report

JANUARY 31, 2020

	Investor	Service
Banks UltraSector ProFund	BKPIX	BKPSX
Basic Materials UltraSector ProFund	BMPIX	BMPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bull ProFund	BLPIX	BLPSX
Communication Services UltraSector ProFund	WCPIX	WCPSX
Consumer Goods UltraSector ProFund	CNPIX	CNPSX
Consumer Services UltraSector ProFund	CYPIX	CYPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Nasdaq-100 ProFund	OTPIX	OTPSX
Oil & Gas UltraSector ProFund	ENPIX	ENPSX
Oil Equipment & Services UltraSector ProFund	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
Semiconductor UltraSector ProFund	SMPIX	SMPSX

	Investor	Service
Short Nasdaq-100 ProFund	SOPIX	SOPSX
Short Oil & Gas ProFund	SNPIX	SNPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
Telecommunications UltraSector ProFund	TCPIX	TCPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNasdaq-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort Nasdaq-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (www.profunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 888-PRO-FNDS (888-776-3637) or by sending an e-mail request to info@profunds.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 888-PRO-FNDS (888-776-3637) or send an email request to info@profunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Index Composition
25	Expense Examples

Schedules of Portfolio Investments
32	Banks UltraSector ProFund
34	Basic Materials UltraSector ProFund
36	Bear ProFund
37	Biotechnology UltraSector ProFund
39	Bull ProFund
42	Communication Services UltraSector ProFund
43	Consumer Goods UltraSector ProFund
45	Consumer Services UltraSector ProFund
48	Europe 30 ProFund
49	Falling U.S. Dollar ProFund
50	Financials UltraSector ProFund
55	Health Care UltraSector ProFund
58	Industrials UltraSector ProFund
62	Internet UltraSector ProFund
64	Large-Cap Growth ProFund
69	Large-Cap Value ProFund
75	Mid-Cap ProFund
82	Mid-Cap Growth ProFund
87	Mid-Cap Value ProFund
92	Nasdaq-100 ProFund
95	Oil & Gas UltraSector ProFund
97	Oil Equipment & Services UltraSector ProFund
99	Pharmaceuticals UltraSector ProFund
101	Precious Metals UltraSector ProFund
103	Real Estate UltraSector ProFund
106	Rising Rates Opportunity ProFund
107	Rising Rates Opportunity 10 ProFund
108	Rising U.S. Dollar ProFund
109	Semiconductor UltraSector ProFund
111	Short Nasdaq-100 ProFund
112	Short Oil & Gas ProFund
113	Short Precious Metals ProFund
114	Short Real Estate ProFund
115	Short Small-Cap ProFund
116	Small-Cap ProFund
119	Small-Cap Growth ProFund
125	Small-Cap Value ProFund
132	Technology UltraSector ProFund
136	Telecommunications UltraSector ProFund
138	U.S. Government Plus ProFund
139	UltraBear ProFund
140	UltraBull ProFund
143	UltraChina ProFund
145	UltraDow 30 ProFund
147	UltraEmerging Markets ProFund
149	UltraInternational ProFund
150	UltraJapan ProFund
151	UltraLatin America ProFund
153	UltraMid-Cap ProFund
160	UltraNasdaq-100 ProFund
163	UltraShort China ProFund
164	UltraShort Dow 30 ProFund
165	UltraShort Emerging Markets ProFund
166	UltraShort International ProFund
167	UltraShort Japan ProFund
168	UltraShort Latin America ProFund
169	UltraShort Mid-Cap ProFund
170	UltraShort Nasdaq-100 ProFund
171	UltraShort Small-Cap ProFund
172	UltraSmall-Cap ProFund
175	Utilities UltraSector ProFund
177	Statements of Assets and Liabilities
191	Statements of Operations
205	Statements of Changes in Net Assets
231	Financial Highlights
263	Notes to Financial Statements
297	Board Approval of Investment Advisory Agreement

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This Page Intentionally Left Blank

Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Semiannual Report to shareholders for the six months ended January 31, 2020.

U.S. Stocks Rallied Despite Concerns Early and Late

In August, trade tensions between the U.S. and China escalated sharply and data suggesting a slowdown in global economic growth led to a pullback in stock prices. In an effort to keep the U.S. economy on a healthy track, the Federal Reserve (Fed) cut interest rates in September and October. During the fourth quarter, better-than-expected economic data and easing trade frictions boosted investors' appetite for risk, and stock prices rebounded. Fourth quarter earnings of S&P 500 companies grew at an estimated rate of 0.9%, based on data reported by 87% of companies represented in the index, significantly better than the prior three quarters. On January 15 the U.S. and China signed a "Phase One" (partial) trade agreement, which included cutting U.S. tariffs on some Chinese products in exchange for some concessions from China. Although the S&P 500 rallied to a new record high in January, gains during the month were erased late in the month due to concerns about the potential economic impact of the coronavirus.

During the period, the tech-heavy Nasdaq-100 Index gained 15.16%, the S&P 500® Index advanced 9.31%, and the DJIA® (Dow®) Index rose 6.47%. The small-cap Russell 2000® Index gained 3.26%, and the S&P MidCap 400® advanced 2.95%.

Eight of the 10 Dow Jones U.S. Industry Indexes advanced with the three leading industry sectors being technology which rose 17.68%; utilities gained 16.24%; and telecom advanced 10.40%. The oil & gas and basic materials sectors posted negative returns, dropping 10.95% and 1.93%, respectively. Oil & gas stocks suffered a steep drop in January due to concerns that the coronavirus could reduce China's demand for oil. Separately, benefiting when tariff concerns intensified and rates dropped, the Dow Jones Precious Metals Index gained 19.56% and the Dow Jones U.S. Real Estate Index advanced 7.83%.

International Equity Markets Rose but Lagged Broader U.S. Indexes

Many of the economic, interest rate and tariff developments that impacted U.S. equities also affected international stocks. The MSCI All Country World Index ex-US rose 5.37% for the reporting period. The MSCI EAFE Index, which measures the performance of developed markets outside North America, returned 6.12%. The Nikkei 225 Index surged 9.07% over the six months driven in part by hopes that corporate earnings would improve, although concerns about the economic consequences of the coronavirus triggered a pullback in January. The MSCI Europe Index advanced 6.3%. European equities rose following upbeat manufacturing reports and news in September that the European Central Bank planned to restart its quantitative-easing program.

The BNY Mellon Emerging Markets Index returned 7.11% for the period. Chinese stocks, as measured by the BNY China Select ADR Index, rose 8.7% in reaction to new

1

stimulus, equity market reforms and receding trade worries late in the period, and despite concerns about weak economic growth and the coronavirus outbreak. The virus contagion spread into Latin American markets, which fell 4.89% over the period, as measured by the BNY Mellon Latin America Index.

Treasury Bonds Rose as Rates Dropped

Longer-term U.S. Treasury prices rose sharply in anticipation of the Fed's rate cuts and as a result of the "flight to quality" during August and late January 2020 when economic worries resurfaced. The Ryan Labs 10-Year and 30-year Treasury Indexes both rose 5.33% and 12.5%, respectively. Corporate bonds rallied ahead of rate cuts and as trade friction receded. The Markit iBoxx® $ Liquid Investment Grade Index rose 6.96% and the Markit iBoxx® $ Liquid High Yield Index advanced 3.19%. The broad Bloomberg Barclays U.S. Aggregate Bond Index rose 4.2%. The "safe haven" U.S. dollar fell to a six-month low in December as optimism about the U.S. economy grew, and the Bloomberg U.S. Dollar Spot lost 1.07% for the period.

The Fed Comments on Moderate Growth in the U.S.

In January, Fed Chair Jerome Powell stated growth in household spending "moderated" in late 2019, but fundamentals supporting it – namely a healthy job market, rising incomes and upbeat consumer confidence – were "solid." However, he cautioned that business investment and exports remained weak, manufacturing dropped over 2019, and sluggish growth and trade developments outside the U.S. weighed on economic activity. Powell also added that some signs suggest that global growth may be stabilizing, although, "uncertainties about the [economic] outlook remain." The Fed also released a statement signaling the central bank had no foreseeable plans to cut its federal funds rate to a target range of 1.50% to 1.75%, and it would take a wait-and-see approach by monitoring incoming information.

ProFunds Offers a Diverse Selection of Investment Choices

Whatever your view on these asset classes, our extensive lineup of funds provides strategies to help you manage risk and potentially enhance returns.

Thank you for choosing ProFunds. We appreciate your trust and confidence.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

2

Allocation of Portfolio Holdings and Index Composition

4 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Banks UltraSector ProFund

Investment Objective: The Banks Ultrasector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. BanksSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	75%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	19.7%
Bank of America Corp.	12.6%
Wells Fargo & Co.	8.6%
Citigroup, Inc.	7.7%
U.S. Bancorp	3.6%

Dow Jones U.S. BanksSM Index – Composition

% of Index
Diversified Banks	70%
Regional Banks	29%
Thrifts & Mortgage Finance	1%

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	68%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	15.1%
Air Products & Chemicals, Inc.	7.3%
Ecolab, Inc.	6.8%
DuPont de Nemours, Inc.	5.2%
Newmont Corp.	5.1%

Dow Jones U.S. Basic MaterialsSM Index – Composition

% of Index
Chemicals	83%
Metals & Mining	17%

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500®. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(93)%
Total Exposure	(101)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	24%
Health Care	14%
Financials	13%
Communication Services	10%
Consumer Discretionary	10%
Industrials	9%
Consumer Staples	7%
Energy	4%
Utilities	4%
Real Estate	3%
Materials	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 5

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. BiotechnologySM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	70%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	13.2%
AbbVie, Inc.	12.3%
Gilead Sciences, Inc.	8.2%
Vertex Pharmaceuticals, Inc.	6.0%
Biogen, Inc.	5.0%

Dow Jones U.S. BiotechnologySM Index – Composition

% of Index
Biotechnology	81%
Life Sciences Tools & Services	19%

Bull ProFund

Investment Objective: The Bull ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Futures Contracts	14%
Swap Agreements	14%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	3.5%
Apple, Inc.	3.5%
Alphabet, Inc.	2.3%
Amazon.com, Inc.	2.2%
Facebook, Inc.	1.3%

S&P 500® – Composition

% of Index
Information Technology	24%
Health Care	14%
Financials	13%
Communication Services	10%
Consumer Discretionary	10%
Industrials	9%
Consumer Staples	7%
Energy	4%
Utilities	4%
Real Estate	3%
Materials	2%

Communication Services UltraSector ProFund

Investment Objective: The Communication Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Communication Services Select SectorSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	71%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	18.7%
Facebook, Inc.	14.9%
Netflix, Inc.	4.0%
Charter Communications, Inc.	3.7%
Activision Blizzard, Inc.	3.4%

S&P Communication Services Select SectorSM Index – Composition

% of Index
Communication Services	100%

6 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of ther Dow Jones U.S. Consumer GoodsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	72%
Total Exposure	151%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	10.3%
The Coca-Cola Co.	7.5%
PepsiCo, Inc.	6.6%
Philip Morris International, Inc.	4.3%
NIKE, Inc.	4.0%

Dow Jones U.S. Consumer GoodsSM Index – Composition

% of Index
Food, Beverage & Tobacco	45%
Household & Personal Products	22%
Consumer Durables & Apparel	16%
Automobiles & Components	10%
Media & Entertainment	4%
Capital Goods	1%
Retailing	1%
Food & Staples Retailing	1%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	70%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	17.0%
The Walt Disney Co.	5.1%
The Home Depot, Inc.	5.1%
Comcast Corp.	4.0%
Walmart, Inc.	3.3%

Dow Jones U.S. Consumer ServicesSM Index – Composition

% of Index
Retailing	45%
Media & Entertainment	23%
Consumer Services	16%
Food & Staples Retailing	10%
Transportation	3%
Commercial & Professional Services	2%
Health Care Equipment & Services	1%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	5.9%
S.A.P. SE	5.0%
Unilever N.V.	5.0%
Anheuser-Busch InBev N.V.	4.8%
HSBC Holdings PLC	4.7%

ProFunds Europe 30® Index

Industry Breakdown	% of Index
Health Care	24%
Energy	19%
Consumer Staples	17%
Information Technology	14%
Financials	13%
Materials	5%
Communication Services	3%
Utilities	3%
Industrials	2%

Country Composition
United Kingdom	43%
Netherlands	13%
France	8%
Belgium	7%
Other	29%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 7

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. FinancialsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	5.6%
Visa, Inc.	5.3%
JPMorgan Chase & Co.	5.3%
MasterCard, Inc.	4.4%
Bank of America Corp.	4.2%

Dow Jones U.S. FinancialsSM Index – Composition

% of Index
Diversified Financials	27%
Banks	27%
Real Estate	21%
Insurance	14%
Software & Services	11%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health CareSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.4%
UnitedHealth Group, Inc.	4.9%
Merck & Co., Inc.	4.1%
Pfizer, Inc.	3.9%
Medtronic PLC	2.9%

Dow Jones U.S. Health CareSM Index – Composition

% of Index
Pharmaceuticals	32%
Health Care Equipment & Supplies	26%
Health Care Providers & Services	18%
Biotechnology	16%
Life Sciences Tools & Services	8%

8 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Industrials UltraSector ProFund

Investment Objective: the Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. IndustrialsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	72%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Boeing Co.	3.5%
PayPal Holdings, Inc.	2.8%
Accenture PLC	2.7%
Union Pacific Corp.	2.6%
Honeywell International, Inc.	2.6%

Dow Jones U.S. IndustrialsSM Index – Composition

% of Index
Capital Goods	52%
Software & Services	19%
Transportation	12%
Materials	6%
Commercial & Professional Services	6%
Technology Hardware & Equipment	5%

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half (1.5x) the daily performance of the Dow Jones Internet CompositeSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	7.4%
Alphabet, Inc.	7.1%
Facebook, Inc.	5.5%
Cisco Systems, Inc.	4.1%
Salesforce.com, Inc.	4.1%

Dow Jones Internet CompositeSM Index – Composition

% of Index
Interactive Media & Services	22%
Software	22%
Internet & Direct Marketing Retail	18%
IT Services	14%
Communications Equipment	12%
Entertainment	5%
Capital Markets	4%
Health Care Technology	2%
Diversified Telecommunication Services	1%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	9.1%
Apple, Inc.	9.0%
Amazon.com, Inc.	5.9%
Alphabet, Inc.	4.9%
Facebook, Inc.	3.4%

S&P 500® Growth Index – Composition

% of Index
Information Technology	38%
Consumer Discretionary	14%
Communication Services	13%
Health Care	10%
Industrials	8%
Financials	5%
Consumer Staples	5%
Real Estate	3%
Materials	2%
Energy	1%
Utilities	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 9

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.6%
AT&T, Inc.	2.2%
Bank of America Corp.	2.2%
Exxon Mobil Corp.	2.1%
UnitedHealth Group, Inc.	2.1%

S&P 500® Value Index – Composition

% of Index
Financials	21%
Health Care	18%
Industrials	10%
Consumer Staples	10%
Information Technology	8%
Communication Services	8%
Energy	7%
Utilities	7%
Consumer Discretionary	5%
Real Estate	3%
Materials	3%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Futures Contracts	12%
Swap Agreements	22%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Teledyne Technologies, Inc.	0.5%
Tyler Technologies, Inc.	0.5%
Fair Isaac Corp.	0.4%
Domino's Pizza, Inc.	0.4%
West Pharmaceutical Services, Inc.	0.4%

S&P MidCap 400® – Composition

% of Index
Financials	16%
Information Technology	16%
Industrials	15%
Consumer Discretionary	14%
Real Estate	11%
Health Care	10%
Materials	6%
Utilities	5%
Consumer Staples	3%
Communication Services	2%
Energy	2%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Teledyne Technologies, Inc.	1.4%
Tyler Technologies, Inc.	1.3%
Fair Isaac Corp.	1.2%
West Pharmaceutical Services, Inc.	1.2%
Domino's Pizza, Inc.	1.2%

S&P MidCap 400® Growth Index – Composition

% of Index
Information Technology	20%
Industrials	18%
Consumer Discretionary	16%
Health Care	14%
Real Estate	10%
Financials	9%
Materials	6%
Utilities	2%
Consumer Staples	2%
Communication Services	2%
Energy	1%

10 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P Mid-Cap 400® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Medical Properties Trust, Inc.	1.4%
OGE Energy Corp.	1.1%
Reinsurance Group of America, Inc.	1.1%
UGI Corp.	1.0%
XPO Logistics, Inc.	1.0%

S&P MidCap 400® Value Index – Composition

% of Index
Financials	26%
Industrials	13%
Real Estate	13%
Consumer Discretionary	12%
Information Technology	9%
Utilities	8%
Materials	6%
Health Care	5%
Consumer Staples	3%
Energy	3%
Communication Services	2%

Nasdaq-100 ProFund

Investment Objective: The Nasdaq-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Nasdaq-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Futures Contracts	13%
Swap Agreements	20%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.9%
Microsoft Corp.	7.5%
Amazon.com, Inc.	5.7%
Alphabet, Inc.	5.7%
Facebook, Inc.	2.8%

Nasdaq-100® Index – Composition

% of Index
Information Technology	47%
Communication Services	21%
Consumer Discretionary	15%
Health Care	7%
Consumer Staples	6%
Industrials	3%
Utilities	1%

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	17.8%
Chevron Corp.	13.7%
ConocoPhillips	4.4%
Schlumberger, Ltd.	3.1%
EOG Resources, Inc.	2.9%

Dow Jones U.S. Oil & GasSM Index – Composition

% of Index
Oil, Gas & Consumable Fuels	89%
Energy Equipment & Services	10%
Electric Utilities	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 11

Oil Equipment & Services UltraSector ProFund

Investment Objective: the Oil Equipment & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Select Oil Equipment & ServicesSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	64%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	18.9%
Halliburton Co.	17.1%
Helmerich & Payne, Inc.	4.2%
Baker Hughes Co.	4.1%
National Oilwell Varco, Inc.	3.8%

Dow Jones U.S. Select Oil Equipment & ServicesSM Index – Composition

% of Index
Oil & Gas Equipment & Services	84%
Oil & Gas Drilling	16%

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Select PharmaceuticalsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	67%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	18.9%
Merck & Co., Inc.	15.0%
Eli Lilly & Co.	4.1%
Zoetis, Inc.	3.9%
Elanco Animal Health, Inc.	3.8%

Dow Jones U.S. Select PharmaceuticalsSM Index – Composition

% of Index
Pharmaceuticals	97%
Biotechnology	3%

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious MetalsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Newmont Corp.	14.4%
Barrick Gold Corp	12.8%
Franco-Nevada Corp	8.4%
Agnico Eagle Mines, Ltd.	5.8%
Wheaton Precious Metals Corp.	5.1%

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	89%
Silver	11%

12 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real EstateSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	5.8%
Crown Castle International Corp.	3.5%
Prologis, Inc.	3.3%
Equinix, Inc.	2.8%
Simon Property Group, Inc.	2.3%

Dow Jones U.S. Real EstateSM
Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91%
Mortgage Real Estate Investment Trusts (REITs)	4%
Real Estate Management & Development	3%
Professional Services	2%

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 13

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of currencies included in the U.S. Dollar Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	—%
Total Exposure	—%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	17.3%
NVIDIA Corp.	9.0%
Broadcom, Inc.	7.5%
Texas Instruments, Inc.	7.0%
Qualcomm, Inc.	6.1%

Dow Jones U.S. SemiconductorsSM Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Short Nasdaq-100 ProFund

Investment Objective: The Short Nasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(11)%
Swap Agreements	(90)%
Total Exposure	(101)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities

Nasdaq-100® Index – Composition

% of Index
Information Technology	47%
Communication Services	21%
Consumer Discretionary	15%
Health Care	7%
Consumer Staples	6%
Industrials	3%
Utilities	1%

14 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101)%
Total Exposure	(101)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & GasSM Index – Composition

% of Index
Oil, Gas & Consumable Fuels	89%
Energy Equipment & Services	10%
Electric Utilities	1%

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the dialy performance of the Dow Jones Precious MetalsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(102)%
Total Exposure	(102)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	89%
Silver	11%

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real EstateSM Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91%
Mortgage Real Estate Investment Trusts (REITs)	4%
Real Estate Management & Development	3%
Professional Services	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 15

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(5)%
Swap Agreements	(95)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Health Care	18%
Financials	17%
Industrials	16%
Information Technology	14%
Consumer Discretionary	11%
Real Estate	8%
Utilities	4%
Materials	4%
Consumer Staples	3%
Energy	3%
Communication Services	2%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Futures Contracts	18%
Swap Agreements	20%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Teladoc Health, Inc.	0.2%
Novocure, Ltd.	0.2%
Generac Holdings, Inc.	0.2%
Amedisys, Inc.	0.2%
Trex Co., Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Health Care	18%
Financials	17%
Industrials	16%
Information Technology	14%
Consumer Discretionary	11%
Real Estate	8%
Utilities	4%
Materials	4%
Consumer Staples	3%
Energy	3%
Communication Services	2%

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
LHC Group, Inc.	1.1%
TopBuild Corp.	1.0%
Exponent, Inc.	1.0%
Aerojet Rocketdyne Holdings, Inc.	1.0%
John Bean Technologies Corp.	0.9%

S&P SmallCap 600® Growth Index – Composition

% of Index
Information Technology	20%
Industrials	20%
Consumer Discretionary	15%
Health Care	14%
Financials	11%
Real Estate	7%
Materials	4%
Consumer Staples	3%
Utilities	2%
Communication Services	2%
Energy	2%

16 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Darling Ingredients, Inc.	1.2%
Avista Corp.	1.0%
Old National Bancorp	0.9%
Anixter International, Inc.	0.8%
Columbia Banking System, Inc.	0.8%

S&P SmallCap 600® Value Index – Composition

% of Index
Financials	25%
Industrials	15%
Consumer Discretionary	13%
Health Care	10%
Real Estate	10%
Information Technology	7%
Materials	6%
Energy	5%
Consumer Staples	5%
Communication Services	2%
Utilities	2%

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. TechnologySM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	13.9%
Apple, Inc.	13.9%
Alphabet, Inc.	9.2%
Facebook, Inc.	5.2%
Intel Corp.	3.0%

Dow Jones U.S. TechnologySM Index – Composition

% of Index
Software & Services	37%
Technology Hardware & Equipment	24%
Media & Entertainment	20%
Semiconductors & Semiconductor Equipment	17%
Health Care Equipment & Services	1%
Retailing	1%

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	76%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	16.1%
Verizon Communications, Inc.	15.9%
Motorola Solutions, Inc.	3.6%
T-Mobile U.S., Inc.	3.5%
Cisco Systems, Inc.	3.4%

Dow Jones U.S. Select TelecommunicationsSM Index – Composition

% of Index
Diversified Telecommunication Services	57%
Communications Equipment	32%
Wireless Telecommunication Services	7%
Household Durables	4%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 17

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	34%
Swap Agreements	90%
Total Exposure	124%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

UltraBear ProFund

Investment Objective: the UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P 500®. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(11)%
Swap Agreements	(190)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	24%
Health Care	14%
Financials	13%
Communication Services	10%
Consumer Discretionary	10%
Industrials	9%
Consumer Staples	7%
Energy	4%
Utilities	4%
Real Estate	3%
Materials	2%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500®. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Futures Contracts	21%
Swap Agreements	115%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	3.1%
Apple, Inc.	3.1%
Alphabet, Inc.	2.0%
Amazon.com, Inc.	2.0%
Facebook, Inc.	1.2%

S&P 500® – Composition

% of Index
Information Technology	24%
Health Care	14%
Financials	13%
Communication Services	10%
Consumer Discretionary	10%
Industrials	9%
Consumer Staples	7%
Energy	4%
Utilities	4%
Real Estate	3%
Materials	2%

18 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P/BNY Mellon China Select ADR Index (USD). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	117%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	16.5%
China Mobile, Ltd.	8.9%
Baidu, Inc.	6.7%
JD.com, Inc.	6.5%
TAL Education Group	4.0%

S&P/BNY Mellon China Select ADR Index (USD)

Industry Breakdown	% of Index
Consumer Discretionary	47%
Communication Services	34%
Energy	10%
Financials	4%
Industrials	3%
Health Care	1%
Information Technology	1%
Country Composition
China	100%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones Industrial Average®. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Futures Contracts	18%
Swap Agreements	111%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Boeing Co.	5.4%
Apple, Inc.	5.3%
UnitedHealth Group, Inc.	4.7%
The Goldman Sachs Group, Inc.	4.1%
The Home Depot, Inc.	3.9%

Dow Jones Industrial Average® – Composition

% of Index
Information Technology	23%
Industrials	18%
Financials	15%
Health Care	13%
Consumer Discretionary	13%
Consumer Staples	8%
Communication Services	5%
Energy	4%
Materials	1%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	18.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	14.2%
HDFC Bank, Ltd.	5.4%
Petroleo Brasileiro S.A.	3.4%
China Mobile, Ltd.	3.2%

S&P/BNY Mellon Emerging 50 ADR Index (USD)

Industry Breakdown	% of Index
Consumer Discretionary	27%
Information Technology	21%
Financials	18%
Communication Services	15%
Energy	8%
Materials	6%
Consumer Staples	3%
Utilities	1%
Industrials	1%

Country Composition
China	40%
Taiwan	18%
Brazil	14%
India	12%
Other	16%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 19

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index®

Industry Breakdown	% of Index
Financials	18%
Industrials	15%
Health Care	13%
Consumer Staples	11%
Consumer Discretionary	11%
Information Technology	7%
Materials	7%
Communication Services	5%
Energy	5%
Utilities	4%
Real Estate	4%

Country Composition
Japan	25%
United Kingdom	15%
France	11%
Switzerland	10%
Germany	8%
Other	31%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	199%
Swap Agreements	1%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Consumer Discretionary	21%
Industrials	20%
Information Technology	17%
Health Care	14%
Consumer Staples	9%
Communication Services	9%
Materials	6%
Real Estate	2%
Financials	2%

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P/BNY Mellon Latin America 35 ADR Index (USD). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A.	11.9%
Vale S.A.	10.2%
Itau Unibanco Holding S.A.	10.1%
Banco Bradesco S.A.	8.4%
America Movil S.A.B. de C.V.	4.5%

S&P/BNY Mellon Latin America 35 ADR Index (USD)

Industry Breakdown	% of Index
Financials	27%
Materials	19%
Energy	17%
Consumer Staples	13%
Communication Services	10%
Industrials	7%
Utilities	7%
Country Composition
Brazil	69%
Mexico	19%
Chile	7%
Colombia	4%
Peru	1%

20 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400®. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Futures Contracts	23%
Swap Agreements	107%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Teledyne Technologies, Inc.	0.5%
Tyler Technologies, Inc.	0.5%
Fair Isaac Corp.	0.5%
Domino's Pizza, Inc.	0.5%
West Pharmaceutical Services, Inc.	0.5%

S&P MidCap 400® – Composition

% of Index
Financials	16%
Information Technology	16%
Industrials	15%
Consumer Discretionary	14%
Real Estate	11%
Health Care	10%
Materials	6%
Utilities	5%
Consumer Staples	3%
Communication Services	2%
Energy	2%

UltraNasdaq-100 ProFund

Investment Objective: The UltraNasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Futures Contracts	17%
Swap Agreements	122%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.3%
Microsoft Corp.	6.9%
Amazon.com, Inc.	5.3%
Alphabet, Inc.	5.2%
Facebook, Inc.	2.6%

Nasdaq-100® Index – Composition

% of Index
Information Technology	47%
Communication Services	21%
Consumer Discretionary	15%
Health Care	7%
Consumer Staples	6%
Industrials	3%
Utilities	1%

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P/BNY Mellon China Select ADR Index (USD). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon China Select ADR Index (USD)

Industry Breakdown	% of Index
Consumer Discretionary	47%
Communication Services	34%
Energy	10%
Financials	4%
Industrials	3%
Health Care	1%
Information Technology	1%

Country Composition
China	100%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 21

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average®. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(23)%
Swap Agreements	(177)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® – Composition

% of Index
Information Technology	23%
Industrials	18%
Financials	15%
Health Care	13%
Consumer Discretionary	13%
Consumer Staples	8%
Communication Services	5%
Energy	4%
Materials	1%

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon Emerging 50 ADR Index (USD)

Industry Breakdown	% of Index
Consumer Discretionary	27%
Information Technology	21%
Financials	18%
Communication Services	15%
Energy	8%
Materials	6%
Consumer Staples	3%
Utilities	1%
Industrials	1%

Country Composition
China	40%
Taiwan	18%
Brazil	14%
India	12%
Other	16%

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index®

Industry Breakdown	% of Index
Financials	18%
Industrials	15%
Health Care	13%
Consumer Staples	11%
Consumer Discretionary	11%
Information Technology	7%
Materials	7%
Communication Services	5%
Energy	5%
Utilities	4%
Real Estate	4%

Country Composition
Japan	25%
United Kingdom	15%
France	11%
Switzerland	10%
Germany	8%
Other	31%

22 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(191)%
Swap Agreements	(11)%
Total Exposure	(202)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Consumer Discretionary	21%
Industrials	20%
Information Technology	17%
Health Care	14%
Consumer Staples	9%
Communication Services	9%
Materials	6%
Real Estate	2%
Financials	2%

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P/BNY Mellon Latin America 35 ADR Index (USD). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon Latin America 35 ADR Index (USD)

Industry Breakdown	% of Index
Financials	27%
Materials	19%
Energy	17%
Consumer Staples	13%
Communication Services	10%
Industrials	7%
Utilities	7%

Country Composition
Brazil	69%
Mexico	19%
Chile	7%
Colombia	4%
Peru	1%

UltraShort Mid-Cap ProFund

Investment Objective: the UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400®. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(186)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® – Composition

% of Index
Financials	16%
Information Technology	16%
Industrials	15%
Consumer Discretionary	14%
Real Estate	11%
Health Care	10%
Materials	6%
Utilities	5%
Consumer Staples	3%
Communication Services	2%
Energy	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 23

UltraShort Nasdaq-100 ProFund

Investment Objective: The UltraShort Nasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(12)%
Swap Agreements	(188)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	47%
Communication Services	21%
Consumer Discretionary	15%
Health Care	7%
Consumer Staples	6%
Industrials	3%
Utilities	1%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(5)%
Swap Agreements	(195)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Health Care	18%
Financials	17%
Industrials	16%
Information Technology	14%
Consumer Discretionary	11%
Real Estate	8%
Utilities	4%
Materials	4%
Consumer Staples	3%
Energy	3%
Communication Services	2%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	49%
Futures Contracts	12%
Swap Agreements	138%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Teladoc Health, Inc.	0.2%
Novocure, Ltd.	0.2%
Generac Holdings, Inc.	0.2%
Amedisys, Inc.	0.2%
Trex Co., Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Health Care	18%
Financials	17%
Industrials	16%
Information Technology	14%
Consumer Discretionary	11%
Real Estate	8%
Utilities	4%
Materials	4%
Consumer Staples	3%
Energy	3%
Communication Services	2%

24 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. UtilitiesSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	9.5%
The Southern Co.	5.4%
Duke Energy Corp.	5.2%
Dominion Energy, Inc.	5.1%
American Electric Power Co., Inc.	3.7%

Dow Jones U.S. UtilitiesSM Index – Composition

% of Index
Electric Utilities	60%
Multi-Utilities	30%
Gas Utilities	4%
Water Utilities	3%
Independent Power and Renewable Electricity Producers	3%

Expense Examples

26 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended January 31, 2020.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended January 31, 2020.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on each ProFund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Expenses Paid During Period*	Ending Account Value 1/31/20	Expenses Paid During Period*
Banks UltraSector ProFund–Investor	1.68%	$1,000.00	$1,062.40	$8.71	$1,016.69	$8.52
Banks UltraSector ProFund–Service	2.68%	1,000.00	1,057.10	13.86	1,011.66	13.55
Basic Materials UltraSector ProFund–Investor	1.90%	1,000.00	950.60	9.32	1,015.58	9.63
Basic Materials UltraSector ProFund–Service	2.90%	1,000.00	945.80	14.18	1,010.56	14.66
Bear ProFund–Investor	1.89%	1,000.00	915.80	9.10	1,015.63	9.58
Bear ProFund–Service	2.89%	1,000.00	911.60	13.89	1,010.61	14.61
Biotechnology UltraSector ProFund–Investor	1.62%	1,000.00	1,119.60	8.63	1,016.99	8.21
Biotechnology UltraSector ProFund–Service	2.62%	1,000.00	1,114.10	13.92	1,011.97	13.25
Bull ProFund–Investor	1.64%	1,000.00	1,082.50	8.58	1,016.89	8.31
Bull ProFund–Service	2.64%	1,000.00	1,076.80	13.78	1,011.86	13.35
Communication Services UltraSector ProFund–Investor	2.22%	1,000.00	1,079.30	11.60	1,013.98	11.24
Communication Services UltraSector ProFund–Service	3.22%	1,000.00	1,073.80	16.79	1,008.95	16.26
Consumer Goods UltraSector ProFund–Investor	1.78%	1,000.00	1,128.90	9.53	1,016.19	9.02
Consumer Goods UltraSector ProFund–Service	2.78%	1,000.00	1,123.30	14.84	1,011.16	14.05
Consumer Services UltraSector ProFund–Investor	1.67%	1,000.00	1,045.20	8.59	1,016.74	8.47
Consumer Services UltraSector ProFund–Service	2.67%	1,000.00	1,039.90	13.69	1,011.71	13.50
Europe 30 ProFund–Investor	1.78%	1,000.00	1,007.40	8.98	1,016.19	9.02

Expense Examples (unaudited) :: 27

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Expenses Paid During Period*	Ending Account Value 1/31/20	Expenses Paid During Period*
Europe 30 ProFund–Service	2.78%	$1,000.00	$1,001.50	$13.99	$1,011.16	$14.05
Falling U.S. Dollar ProFund–Investor	1.78%	1,000.00	1,000.60	8.95	1,016.19	9.02
Falling U.S. Dollar ProFund–Service	2.78%	1,000.00	995.90	13.95	1,011.16	14.05
Financials UltraSector ProFund–Investor	1.78%	1,000.00	1,094.20	9.37	1,016.19	9.02
Financials UltraSector ProFund–Service	2.78%	1,000.00	1,088.50	14.59	1,011.16	14.05
Health Care UltraSector ProFund–Investor	1.85%	1,000.00	1,132.10	9.91	1,015.84	9.37
Health Care UltraSector ProFund–Service	2.81%	1,000.00	1,126.60	15.02	1,011.01	14.20
Industrials UltraSector ProFund–Investor	1.92%	1,000.00	1,059.30	9.94	1,015.48	9.73
Industrials UltraSector ProFund–Service	2.92%	1,000.00	1,054.10	15.08	1,010.46	14.76
Internet UltraSector ProFund–Investor	1.62%	1,000.00	968.10	8.01	1,016.99	8.21
Internet UltraSector ProFund–Service	2.62%	1,000.00	963.30	12.93	1,011.97	13.25
Large-Cap Growth ProFund–Investor	1.75%	1,000.00	1,092.10	9.20	1,016.34	8.87
Large-Cap Growth ProFund–Service	2.75%	1,000.00	1,086.60	14.42	1,011.31	13.90
Large-Cap Value ProFund–Investor	1.71%	1,000.00	1,071.90	8.91	1,016.54	8.67
Large-Cap Value ProFund–Service	2.71%	1,000.00	1,066.30	14.08	1,011.51	13.70
Mid-Cap ProFund–Investor	2.14%	1,000.00	1,017.60	10.85	1,014.38	10.84
Mid-Cap ProFund–Service	3.14%	1,000.00	1,012.70	15.89	1,009.35	15.86
Mid-Cap Growth ProFund–Investor	1.82%	1,000.00	1,025.10	9.26	1,015.99	9.22
Mid-Cap Growth ProFund–Service	2.82%	1,000.00	1,019.70	14.32	1,010.96	14.25
Mid-Cap Value ProFund–Investor	1.78%	1,000.00	1,015.30	9.02	1,016.19	9.02
Mid-Cap Value ProFund–Service	2.78%	1,000.00	1,010.30	14.05	1,011.16	14.05
Nasdaq-100 ProFund–Investor	1.55%	1,000.00	1,140.10	8.34	1,017.34	7.86
Nasdaq-100 ProFund–Service	2.54%	1,000.00	1,134.50	13.63	1,012.37	12.85
Oil & Gas UltraSector ProFund–Investor	1.85%	1,000.00	819.30	8.46	1,015.84	9.37
Oil & Gas UltraSector ProFund–Service	2.85%	1,000.00	815.10	13.00	1,010.81	14.41
Oil Equipment & Services UltraSector ProFund–Investor	1.94%	1,000.00	683.30	8.21	1,015.38	9.83
Oil Equipment & Services UltraSector ProFund–Service	2.94%	1,000.00	680.00	12.42	1,010.36	14.86
Pharmaceuticals UltraSector ProFund–Investor	1.89%	1,000.00	1,152.80	10.23	1,015.63	9.58
Pharmaceuticals UltraSector ProFund–Service	2.89%	1,000.00	1,147.00	15.60	1,010.61	14.61
Precious Metals UltraSector ProFund–Investor	1.65%	1,000.00	1,268.40	9.41	1,016.84	8.36
Precious Metals UltraSector ProFund–Service	2.65%	1,000.00	1,262.00	15.07	1,011.81	13.40
Real Estate UltraSector ProFund–Investor	1.74%	1,000.00	1,099.80	9.18	1,016.39	8.82
Real Estate UltraSector ProFund–Service	2.74%	1,000.00	1,094.00	14.42	1,011.36	13.85
Rising Rates Opportunity ProFund–Investor	1.81%	1,000.00	851.20	8.42	1,016.04	9.17
Rising Rates Opportunity ProFund–Service	2.81%	1,000.00	847.20	13.05	1,011.01	14.20
Rising Rates Opportunity 10 ProFund–Investor	1.90%	1,000.00	951.90	9.32	1,015.58	9.63

28 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Expenses Paid During Period*	Ending Account Value 1/31/20	Expenses Paid During Period*
Rising Rates Opportunity 10 ProFund–Service	2.90%	$1,000.00	$947.10	$14.19	$1,010.56	$14.66
Rising U.S. Dollar ProFund–Investor	1.78%	1,000.00	995.90	8.93	1,016.19	9.02
Rising U.S. Dollar ProFund–Service	2.78%	1,000.00	990.90	13.91	1,011.16	14.05
Semiconductor UltraSector ProFund–Investor	1.56%	1,000.00	1,241.30	8.79	1,017.29	7.91
Semiconductor UltraSector ProFund–Service	2.56%	1,000.00	1,234.80	14.38	1,012.27	12.95
Short Nasdaq-100 ProFund–Investor	1.78%	1,000.00	866.50	8.35	1,016.19	9.02
Short Nasdaq-100 ProFund–Service	2.78%	1,000.00	861.70	13.01	1,011.16	14.05
Short Oil & Gas ProFund–Investor	1.78%	1,000.00	1,105.80	9.42	1,016.19	9.02
Short Oil & Gas ProFund–Service	2.78%	1,000.00	1,100.80	14.68	1,011.16	14.05
Short Precious Metals ProFund–Investor	1.78%	1,000.00	808.90	8.09	1,016.19	9.02
Short Precious Metals ProFund–Service	2.78%	1,000.00	805.00	12.61	1,011.16	14.05
Short Real Estate ProFund–Investor	1.78%	1,000.00	927.90	8.63	1,016.19	9.02
Short Real Estate ProFund–Service	2.78%	1,000.00	922.90	13.44	1,011.161	14.05
Short Small-Cap ProFund–Investor	1.78%	1,000.00	963.00	8.78	1,016.19	9.02
Short Small-Cap ProFund–Service	2.78%	1,000.00	958.70	13.69	1,011.16	14.05
Small-Cap ProFund–Investor	2.13%	1,000.00	1,019.70	10.81	1,014.43	10.79
Small-Cap ProFund–Service	3.13%	1,000.00	1,014.30	15.85	1,009.40	15.81
Small-Cap Growth ProFund–Investor	1.84%	1,000.00	1,028.00	9.38	1,015.89	9.32
Small-Cap Growth ProFund–Service	2.84%	1,000.00	1,023.10	14.44	1,010.86	14.36
Small-Cap Value ProFund–Investor	2.03%	1,000.00	1,002.00	10.22	1,014.93	10.28
Small-Cap Value ProFund–Service	3.03%	1,000.00	996.90	15.21	1,009.90	15.31
Technology UltraSector ProFund–Investor	1.67%	1,000.00	1,249.20	9.44	1,016.74	8.47
Technology UltraSector ProFund–Service	2.67%	1,000.00	1,242.70	15.05	1,011.71	13.50
Telecommunications UltraSector ProFund–Investor	1.78%	1,000.00	971.50	8.82	1,016.19	9.02
Telecommunications UltraSector ProFund–Service	2.78%	1,000.00	966.70	13.74	1,011.16	14.05
U.S. Government Plus ProFund–Investor	1.38%	1,000.00	1,147.80	7.45	1,018.20	7.00
U.S. Government Plus ProFund–Service	2.38%	1,000.00	1,142.40	12.82	1,013.17	12.04
UltraBear ProFund–Investor	1.78%	1,000.00	831.70	8.20	1,016.19	9.02
UltraBear ProFund–Service	2.78%	1,000.00	827.60	12.77	1,011.16	14.05
UltraBull ProFund–Investor	1.59%	1,000.00	1,158.50	8.63	1,017.14	8.06
UltraBull ProFund–Service	2.59%	1,000.00	1,152.60	14.01	1,012.12	13.10
UltraChina ProFund–Investor	1.79%	1,000.00	1,127.80	9.57	1,016.14	9.07
UltraChina ProFund–Service	2.79%	1,000.00	1,122.20	14.88	1,011.11	14.10
UltraDow 30 ProFund–Investor	1.71%	1,000.00	1,099.00	9.02	1,016.54	8.67
UltraDow 30 ProFund–Service	2.71%	1,000.00	1,093.60	14.26	1,011.51	13.70
UltraEmerging Markets ProFund–Investor	1.90%	1,000.00	1,114.20	10.10	1,015.58	9.63
UltraEmerging Markets ProFund– Service	2.90%	1,000.00	1,108.70	15.37	1,010.56	14.66
UltraInternational ProFund–Investor	1.90%	1,000.00	1,083.40	9.95	1,015.58	9.63
UltraInternational ProFund–Service	2.90%	1,000.00	1,079.00	15.16	1,010.56	14.66
UltraJapan ProFund–Investor	1.91%	1,000.00	1,125.30	10.20	1,015.53	9.68
UltraJapan ProFund–Service	2.91%	1,000.00	1,119.60	15.50	1,010.51	14.71
UltraLatin America ProFund–Investor	1.66%	1,000.00	868.20	7.80	1,016.79	8.42

Expense Examples (unaudited) :: 29

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Expenses Paid During Period*	Ending Account Value 1/31/20	Expenses Paid During Period*
UltraLatin America ProFund–Service	2.64%	$1,000.00	$864.20	$12.37	$1,011.86	$13.35
UltraMid-Cap ProFund–Investor	1.64%	1,000.00	1,027.80	8.36	1,016.89	8.31
UltraMid-Cap ProFund–Service	2.64%	1,000.00	1,022.50	13.42	1,011.86	13.35
UltraNasdaq-100 ProFund–Investor	1.56%	1,000.00	1,280.50	8.94	1,017.29	7.91
UltraNasdaq-100 ProFund–Service	2.56%	1,000.00	1,274.10	14.63	1,012.27	12.95
UltraShort China ProFund–Investor	1.78%	1,000.00	787.70	8.00	1,016.19	9.02
UltraShort China ProFund–Service	2.78%	1,000.00	784.00	12.47	1,011.16	14.05
UltraShort Dow 30 ProFund–Investor	1.78%	1,000.00	877.40	8.40	1,016.19	9.02
UltraShort Dow 30 ProFund–Service	2.78%	1,000.00	873.50	13.09	1,011.16	14.05
UltraShort Emerging Markets ProFund–Investor	1.78%	1,000.00	838.80	8.23	1,016.19	9.02
UltraShort Emerging Markets ProFund–Service	2.78%	1,000.00	835.10	12.82	1,011.16	14.05
UltraShort International ProFund–Investor	1.78%	1,000.00	886.00	8.44	1,016.19	9.02
UltraShort International ProFund–Service	2.78%	1,000.00	881.90	13.15	1,011.16	14.05
UltraShort Japan ProFund–Investor	1.78%	1,000.00	845.10	8.26	1,016.19	9.02
UltraShort Japan ProFund–Service	2.78%	1,000.00	841.00	12.86	1,011.16	14.05
UltraShort Latin America ProFund–Investor	1.78%	1,000.00	1,038.40	9.12	1,016.19	9.02
UltraShort Latin America ProFund–Service	2.78%	1,000.00	1,032.40	14.20	1,011.16	14.05
UltraShort Mid-Cap ProFund–Investor	1.78%	1,000.00	929.80	8.63	1,016.19	9.02
UltraShort Mid-Cap ProFund–Service	2.78%	1,000.00	925.50	13.46	1,011.16	14.05
UltraShort Nasdaq-100 ProFund–Investor	1.85%	1,000.00	740.20	8.09	1,015.84	9.37
UltraShort Nasdaq-100 ProFund–Service	2.85%	1,000.00	736.90	12.44	1,010.81	14.41
UltraShort Small-Cap ProFund–Investor	1.78%	1,000.00	916.60	8.58	1,016.19	9.02
UltraShort Small-Cap ProFund–Service	2.78%	1,000.00	912.30	13.36	1,011.16	14.05
UltraSmall-Cap ProFund–Investor	1.77%	1,000.00	1,031.40	9.04	1,016.24	8.97
UltraSmall-Cap ProFund–Service	2.77%	1,000.00	1,026.10	14.11	1,011.21	14.00
Utilities UltraSector ProFund–Investor	1.66%	1,000.00	1,231.20	9.31	1,016.79	8.42
Utilities UltraSector ProFund–Service	2.59%	1,000.00	1,225.60	14.49	1,012.12	13.10

*	Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

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Schedules of Portfolio Investments

32 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (74.4%)

	Shares	Value
Associated Banc-Corp. (Banks)	833	$16,602
BancorpSouth Bank (Banks)	501	14,314
Bank of America Corp. (Banks)	42,331	1,389,726
Bank of Hawaii Corp. (Banks)	211	18,906
Bank OZK (Banks)	631	17,151
BankUnited, Inc. (Banks)	497	16,401
BOK Financial Corp. (Banks)	166	13,097
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	739	9,740
Cathay General Bancorp (Banks)	396	14,280
CIT Group, Inc. (Banks)	495	22,626
Citigroup, Inc. (Banks)	11,415	849,390
Citizens Financial Group, Inc. (Banks)	2,273	84,737
Comerica, Inc. (Banks)	754	46,115
Commerce Bancshares, Inc. (Banks)	542	36,672
Cullen/Frost Bankers, Inc. (Banks)	298	26,570
East West Bancorp, Inc. (Banks)	761	34,884
F.N.B. Corp. (Banks)	1,697	19,804
Fifth Third Bancorp (Banks)	3,710	105,550
First Citizens BancShares, Inc.—Class A (Banks)	46	24,234
First Financial Bankshares, Inc. (Banks)	710	23,799
First Hawaiian, Inc. (Banks)	684	19,877
First Horizon National Corp. (Banks)	1,626	26,023
First Republic Bank (Banks)	881	97,685
Fulton Financial Corp. (Banks)	858	14,131
Glacier Bancorp, Inc. (Banks)	448	18,982
Hancock Whitney Corp. (Banks)	456	18,121
Home BancShares, Inc. (Banks)	810	15,487
Huntington Bancshares, Inc. (Banks)	5,399	73,264
IBERIABANK Corp. (Banks)	273	19,850
International Bancshares Corp. (Banks)	300	11,820
Investors Bancorp, Inc. (Banks)	1,163	14,055
JPMorgan Chase & Co. (Banks)	16,400	2,170,703
KeyCorp (Banks)	5,149	96,338
M&T Bank Corp. (Banks)	691	116,447
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,442	27,009
PacWest Bancorp (Banks)	626	21,941
People's United Financial, Inc. (Banks)	2,322	35,805
Pinnacle Financial Partners, Inc. (Banks)	376	22,207
Popular, Inc. (Banks)	506	28,316
Prosperity Bancshares, Inc. (Banks)	493	34,609
Regions Financial Corp. (Banks)	5,043	78,520
Signature Bank (Banks)	282	40,013
Sterling Bancorp (Banks)	1,056	21,120
SVB Financial Group* (Banks)	270	64,889
Synovus Financial Corp. (Banks)	766	26,825
TCF Financial Corp. (Banks)	802	33,909
Texas Capital Bancshares, Inc.* (Banks)	264	14,509
TFS Financial Corp. (Thrifts & Mortgage Finance)	263	5,373
The PNC Financial Services Group, Inc (Banks)	2,291	340,328
Truist Financial Corp. (Banks)	7,012	361,609
Trustmark Corp. (Banks)	336	10,745
U.S. Bancorp (Banks)	7,431	395,478
UMB Financial Corp. (Banks)	226	15,020
Umpqua Holdings Corp. (Banks)	1,151	19,452
United Bankshares, Inc. (Banks)	531	18,213
Valley National Bancorp (Banks)	2,047	21,555
Washington Federal, Inc. (Thrifts & Mortgage Finance)	409	13,906
Webster Financial Corp. (Banks)	482	21,623
Wells Fargo & Co. (Banks)	20,124	944,620
Western Alliance Bancorp (Banks)	494	27,284
Wintrust Financial Corp. (Banks)	298	18,857
Zions Bancorp (Banks)	891	40,532
TOTAL COMMON STOCKS (Cost $2,109,867)		8,201,648

Repurchase Agreements(a)(b) (30.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $3,355,407	$3,355,000	$3,355,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,355,000)		3,355,000
TOTAL INVESTMENT SECURITIES (Cost $5,464,867)—104.9%		11,556,648
Net other assets (liabilities) —(4.9)%		(541,855)
NET ASSETS—100.0%		$11,014,793

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $1,855,000.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 33

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	2/24/20	2.09%	$1,912,786	$(252,787)
Dow Jones U.S. Banks Index	UBS AG	2/24/20	1.94%	6,387,847	(403,835)
				$8,300,633	$(656,622)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Banks	$8,145,620	73.9%
Thrifts & Mortgage Finance	56,028	0.5%
Other**	2,813,145	25.6%
Total	$11,014,793	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

34 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (81.7%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	1,149	$274,279
Albemarle Corp. (Chemicals)	553	44,395
Alcoa Corp.* (Metals & Mining)	967	13,490
Allegheny Technologies, Inc.* (Metals & Mining)	657	11,333
Ashland Global Holdings, Inc. (Chemicals)	314	23,230
Axalta Coating Systems, Ltd.* (Chemicals)	1,088	31,345
Cabot Corp. (Chemicals)	297	11,835
Carpenter Technology Corp. (Metals & Mining)	249	9,895
Celanese Corp. (Chemicals)	630	65,205
CF Industries Holdings, Inc. (Chemicals)	1,133	45,637
Commercial Metals Co. (Metals & Mining)	618	12,700
Corteva, Inc. (Chemicals)	3,900	112,788
Domtar Corp. (Paper & Forest Products)	298	10,376
Dow, Inc. (Chemicals)	3,864	178,014
DuPont de Nemours, Inc. (Chemicals)	3,861	197,606
Eastman Chemical Co. (Chemicals)	709	50,530
Ecolab, Inc. (Chemicals)	1,307	256,316
Element Solutions, Inc.* (Chemicals)	1,152	13,478
FMC Corp. (Chemicals)	675	64,523
Freeport-McMoRan, Inc. (Metals & Mining)	7,562	83,938
H.B. Fuller Co. (Chemicals)	266	12,292
Huntsman Corp. (Chemicals)	1,046	21,506
Ingevity Corp.* (Chemicals)	218	14,218
International Flavors & Fragrances, Inc.(a) (Chemicals)	556	72,897
Linde PLC (Chemicals)	2,800	568,765
LyondellBasell Industries N.V.—Class A (Chemicals)	1,338	104,177
NewMarket Corp. (Chemicals)	38	16,706
Newmont Corp. (Metals & Mining)	4,273	192,542
Nucor Corp. (Metals & Mining)	1,580	75,034
Olin Corp. (Chemicals)	832	12,372
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	373	2,521
PolyOne Corp. (Chemicals)	401	13,305
PPG Industries, Inc. (Chemicals)	1,232	147,643
Reliance Steel & Aluminum Co. (Metals & Mining)	347	39,836
Royal Gold, Inc. (Metals & Mining)	342	39,439
RPM International, Inc. (Chemicals)	676	48,246
Sensient Technologies Corp. (Chemicals)	221	13,205
Steel Dynamics, Inc. (Metals & Mining)	1,123	33,555
The Chemours Co. (Chemicals)	852	11,817
The Mosaic Co. (Chemicals)	1,822	36,148
The Scotts Miracle-Gro Co.—Class A (Chemicals)	206	25,284
United States Steel Corp.(a) (Metals & Mining)	886	8,036
Valvoline, Inc. (Chemicals)	982	20,701
W.R. Grace & Co. (Chemicals)	292	19,669
Westlake Chemical Corp. (Chemicals)	181	11,077
Worthington Industries, Inc. (Metals & Mining)	192	7,062
TOTAL COMMON STOCKS (Cost $1,296,818)		3,078,966

Repurchase Agreements(b)(c) (30.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $1,135,138	$1,135,000	$1,135,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,135,000)		1,135,000

Collateral for Securities Loaned (2.0%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(d)	33,003	$33,003
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(d)	10,113	10,113
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(d)	31,400	31,400
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $74,516)		74,516
TOTAL INVESTMENT SECURITIES (Cost $2,506,334)—113.8%		4,288,482
Net other assets (liabilities)—(13.8)%		(521,047)
NET ASSETS — 100.0%		$3,767,435

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $71,593.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $514,000.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 35

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	2/24/20	2.09%	$1,270,845	$(73,791)
Dow Jones U.S. Basic Materials Index	UBS AG	2/24/20	1.94%	1,301,708	(64,041)
				$2,572,553	$(137,832)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Basic Materials UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Chemicals	$2,539,209	67.3%
Metals & Mining	526,860	14.0%
Oil, Gas & Consumable Fuels	2,521	0.1%
Paper & Forest Products	10,376	0.3%
Other**	688,469	18.3%
Total	$3,767,435	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

36 :: Bear ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (94.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $14,165,719	$14,164,000	$14,164,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,164,000)		14,164,000
TOTAL INVESTMENT SECURITIES (Cost $14,164,000)—94.5%		14,164,000
Net other assets (liabilities)—5.5%		822,976
NET ASSETS —100.0%		$14,986,976

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $2,514,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	3/23/20	$(1,127,875)	$(18,089)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/20	(1.94)%	$(4,964,080)	$24,261
S&P 500	UBS AG	2/27/20	(1.74)%	(8,901,978)	42,956
				$(13,866,058)	$67,217

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 37

Common Stocks (79.9%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	255,576	$20,706,768
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	19,431	776,074
Agilent Technologies, Inc. (Life Sciences Tools & Services)	53,484	4,415,639
Agios Pharmaceuticals, Inc.* (Biotechnology)	10,209	497,485
Alexion Pharmaceuticals, Inc.* (Biotechnology)	38,245	3,801,171
Alkermes PLC* (Biotechnology)	27,223	473,952
Allogene Therapeutics, Inc.* (Biotechnology)	8,849	192,200
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	19,267	2,211,659
Amgen, Inc. (Biotechnology)	102,688	22,185,742
Avantor, Inc.* (Life Sciences Tools & Services)	38,536	711,760
Biogen, Inc.* (Biotechnology)	31,184	8,383,818
BioMarin Pharmaceutical, Inc.* (Biotechnology)	31,043	2,592,091
Bio-Techne Corp. (Life Sciences Tools & Services)	6,587	1,383,072
Bluebird Bio, Inc.* (Biotechnology)	9,562	761,996
Blueprint Medicines Corp.* (Biotechnology)	8,503	539,515
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	8,441	1,304,810
Exact Sciences Corp.* (Biotechnology)	24,172	2,254,764
Exelixis, Inc.* (Biotechnology)	52,512	903,206
FibroGen, Inc.* (Biotechnology)	13,572	567,988
Gilead Sciences, Inc. (Biotechnology)	218,648	13,818,554
Illumina, Inc.* (Life Sciences Tools & Services)	25,406	7,369,517
Immunomedics, Inc.* (Biotechnology)	31,711	588,873
Incyte Corp.* (Biotechnology)	30,899	2,257,790
Intercept Pharmaceuticals, Inc.* (Biotechnology)	4,356	402,538
Ionis Pharmaceuticals, Inc.* (Biotechnology)	22,123	1,290,213
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	31,186	4,841,627
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	4,209	3,186,971
Moderna, Inc.* (Biotechnology)	35,708	732,371
Myriad Genetics, Inc.* (Biotechnology)	12,855	355,441
Nektar Therapeutics* (Pharmaceuticals)	30,405	604,755
Neurocrine Biosciences, Inc.* (Biotechnology)	15,916	1,592,873
Portola Pharmaceuticals, Inc.* (Biotechnology)	12,140	155,271
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	10,931	1,107,420
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	13,804	4,664,924
Repligen Corp.* (Biotechnology)	8,099	813,059
Sage Therapeutics, Inc.* (Biotechnology)	8,956	593,604
Sarepta Therapeutics, Inc.* (Biotechnology)	12,239	1,419,234
Seattle Genetics, Inc.* (Biotechnology)	19,846	2,151,108
Syneos Health, Inc.* (Life Sciences Tools & Services)	10,763	660,418
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	9,385	493,182
United Therapeutics Corp.* (Biotechnology)	7,584	740,729
Vertex Pharmaceuticals, Inc.* (Biotechnology)	44,442	10,090,556
TOTAL COMMON STOCKS (Cost $73,703,469)		134,594,738

Repurchase Agreements(a)(b) (24.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $41,234,005	$41,229,000	$41,229,000
TOTAL REPURCHASE AGREEMENTS (Cost $41,229,000)		41,229,000
TOTAL INVESTMENT SECURITIES (Cost $114,932,469)—104.4%		175,823,738
Net other assets (liabilities)—(4.4)%		(7,396,919)
NET ASSETS—100.0%		$168,426,819

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $28,184,000.

See accompanying notes to the financial statements.

38 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	2/24/20	2.09%	$53,070,089	$(3,259,283)
Dow Jones U.S. Biotechnology Index	UBS AG	2/24/20	2.09%	64,817,372	(3,668,227)
				$117,887,461	$(6,927,510)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Biotechnology	$109,008,749	64.7%
Life Sciences Tools & Services	24,981,234	14.8%
Pharmaceuticals	604,755	0.4%
Other**	33,832,081	20.1%
Total	$168,426,819	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 39

Common Stocks (71.4%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	3,160	$275,363
Accenture PLC—Class A (IT Services)	0.3%	1,136	233,119
Adobe, Inc.* (Software)	0.5%	866	304,088
Alphabet, Inc.—Class A* (Interactive Media & Services)	1.1%	536	767,970
Alphabet, Inc.—Class C* (Interactive Media & Services)	1.1%	534	765,879
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.2%	745	1,496,496
Amgen, Inc. (Biotechnology)	0.3%	1,062	229,446
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3.5%	7,468	2,311,421
AT&T, Inc. (Diversified Telecommunication Services)	0.7%	13,062	491,393
Bank of America Corp. (Banks)	0.7%	14,476	475,247
Berkshire Hathaway, Inc.— Class B* (Diversified Financial Services)	1.2%	3,498	785,056
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.4%	4,192	263,886
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.5%	3,381	362,240
Cisco Systems, Inc. (Communications Equipment)	0.5%	7,586	348,729
Citigroup, Inc. (Banks)	0.4%	3,904	290,497
Comcast Corp.—Class A (Media)	0.5%	8,118	350,615
Costco Wholesale Corp. (Food & Staples Retailing)	0.4%	790	241,361
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.7%	7,566	470,000
Facebook, Inc.—Class A* (Interactive Media & Services)	1.3%	4,303	868,818
Honeywell International, Inc. (Industrial Conglomerates)	0.3%	1,278	221,375
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.7%	7,778	497,249
International Business Machines Corp. (IT Services)	0.3%	1,584	227,668
Johnson & Johnson (Pharmaceuticals)	1.0%	4,706	700,583
JPMorgan Chase & Co. (Banks)	1.1%	5,608	742,276
MasterCard, Inc.—Class A (IT Services)	0.7%	1,587	501,396
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	1,347	288,218
Medtronic PLC (Health Care Equipment & Supplies)	0.4%	2,397	276,711
Merck & Co., Inc. (Pharmaceuticals)	0.6%	4,553	389,008
Microsoft Corp. (Software)	3.5%	13,641	2,322,108
Netflix, Inc.* (Entertainment)	0.4%	784	270,551
NextEra Energy, Inc. (Electric Utilities)	0.3%	874	234,407
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.4%	1,094	258,654
PayPal Holdings, Inc.* (IT Services)	0.4%	2,100	239,169
PepsiCo, Inc. (Beverages)	0.5%	2,493	354,056
Pfizer, Inc. (Pharmaceuticals)	0.6%	9,896	368,527
Philip Morris International, Inc. (Tobacco)	0.3%	2,782	230,072
Salesforce.com, Inc.* (Software)	0.4%	1,586	289,144
The Boeing Co. (Aerospace & Defense)	0.5%	956	304,267
The Coca-Cola Co. (Beverages)	0.6%	6,895	402,667
The Home Depot, Inc. (Specialty Retail)	0.7%	1,951	445,022
The Procter & Gamble Co. (Household Products)	0.8%	4,459	555,680
The Walt Disney Co. (Entertainment)	0.7%	3,223	445,773
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.3%	717	224,556
Union Pacific Corp. (Road & Rail)	0.3%	1,241	222,661
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.7%	1,694	461,531
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.7%	7,395	439,559
Visa, Inc.—Class A (IT Services)	0.9%	3,061	609,046
Walmart, Inc. (Food & Staples Retailing)	0.4%	2,537	290,461
Wells Fargo & Co. (Banks)	0.5%	6,882	323,041
Other Common Stocks(a)	34.8%	312,225	23,321,853
TOTAL COMMON STOCKS (Cost $17,404,938)			47,788,913

Repurchase Agreements(b)(c) (32.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $21,653,628	$21,651,000	$21,651,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,651,000)		21,651,000

See accompanying notes to the financial statements.

40 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(d)	9,999	$9,999
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(d)	3,064	3,064
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(d)	9,513	9,513

TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $22,576)	22,576
TOTAL INVESTMENT SECURITIES (Cost $39,078,514)—103.7%	69,462,489
Net other assets (liabilities)—(3.7)%	(2,485,668)
NET ASSETS—100.0%	$66,976,821

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $21,764.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $1,655,000.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.

Futures Contracts Purchased

				Value and
	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	59	3/23/20	$9,506,375	$151,829

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/20	2.14%	$5,760,140	$(24,613)
S&P 500	UBS AG	2/27/20	2.09%	3,924,320	(33,140)
				$9,684,460	$(57,753)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 41

Bull ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$1,203,934	1.8%
Air Freight & Logistics	231,516	0.3%
Airlines	165,939	0.2%
Auto Components	51,317	0.1%
Automobiles	145,693	0.2%
Banks	2,493,519	3.7%
Beverages	899,427	1.3%
Biotechnology	888,968	1.3%
Building Products	127,577	0.2%
Capital Markets	1,320,093	2.0%
Chemicals	843,237	1.3%
Commercial Services & Supplies	209,324	0.3%
Communications Equipment	451,584	0.7%
Construction & Engineering	32,336	NM
Construction Materials	63,112	0.1%
Consumer Finance	315,577	0.5%
Containers & Packaging	164,963	0.2%
Distributors	42,240	0.1%
Diversified Consumer Services	8,097	NM
Diversified Financial Services	785,056	1.2%
Diversified Telecommunication Services	954,925	1.4%
Electric Utilities	1,053,225	1.6%
Electrical Equipment	227,226	0.3%
Electronic Equipment, Instruments & Components	252,705	0.4%
Energy Equipment & Services	176,834	0.3%
Entertainment	895,363	1.3%
Equity Real Estate Investment Trusts	1,382,733	2.1%
Food & Staples Retailing	713,441	1.1%
Food Products	544,186	0.8%
Gas Utilities	24,927	NM
Health Care Equipment & Supplies	1,714,373	2.6%
Health Care Providers & Services	1,282,321	1.9%
Health Care Technology	40,368	0.1%
Hotels, Restaurants & Leisure	889,876	1.3%
Household Durables	191,934	0.3%
Household Products	824,411	1.2%
Independent Power and Renewable Electricity Producers	40,174	0.1%
Industrial Conglomerates	649,898	1.0%
Insurance	1,109,576	1.7%
Interactive Media & Services	2,447,750	3.7%
Internet & Direct Marketing Retail	1,706,777	2.5%
IT Services	2,687,299	3.9%
Leisure Products	23,226	NM
Life Sciences Tools & Services	474,102	0.7%
Machinery	726,941	1.1%
Media	661,762	1.0%
Metals & Mining	120,591	0.2%
Multiline Retail	234,830	0.4%
Multi-Utilities	532,758	0.8%
Oil, Gas & Consumable Fuels	1,670,333	2.5%
Personal Products	83,101	0.1%
Pharmaceuticals	2,190,536	3.3%
Professional Services	161,865	0.2%
Real Estate Management & Development	36,569	0.1%
Road & Rail	494,509	0.7%
Semiconductors & Semiconductor Equipment	2,004,132	3.0%
Software	3,671,081	5.5%
Specialty Retail	1,073,750	1.6%
Technology Hardware, Storage & Peripherals	2,492,132	3.7%
Textiles, Apparel & Luxury Goods	327,649	0.5%
Tobacco	388,822	0.6%
Trading Companies & Distributors	77,578	0.1%
Water Utilities	43,993	0.1%
Wireless Telecommunication Services	44,822	0.1%
Other**	19,187,908	28.6%
Total	$66,976,821	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

42 :: Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (78.4%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	4,265	$249,417
Alphabet, Inc.*—Class A (Interactive Media & Services)	476	682,003
Alphabet, Inc.*—Class C (Interactive Media & Services)	473	678,391
AT&T, Inc. (Diversified Telecommunication Services)	6,539	245,997
CenturyLink, Inc. (Diversified Telecommunication Services)	6,906	94,336
Charter Communications, Inc.*—Class A (Media)	527	272,701
Comcast Corp.—Class A (Media)	5,740	247,911
Discovery, Inc.* (Media)	1,113	32,566
Discovery, Inc.*—Class C (Media)	2,361	65,565
Dish Network Corp.*—Class A (Media)	1,793	65,911
Electronic Arts, Inc.* (Entertainment)	2,055	221,776
Facebook, Inc.*—Class A (Interactive Media & Services)	5,361	1,082,440
Fox Corp.—Class A (Media)	2,494	92,478
Fox Corp.—Class B (Media)	1,142	41,489
Live Nation Entertainment, Inc.* (Entertainment)	990	67,478
Netflix, Inc.* (Entertainment)	839	289,531
News Corp.—Class A (Media)	2,737	37,278
News Corp.—Class B (Media)	857	11,972
Omnicom Group, Inc. (Media)	1,532	115,375
Take-Two Interactive Software, Inc.* (Entertainment)	796	99,213
The Interpublic Group of Cos., Inc. (Media)	2,730	61,971
The Walt Disney Co. (Entertainment)	1,710	236,510
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	2,228	176,435
Twitter, Inc.* (Interactive Media & Services)	5,462	177,406
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,115	244,596
ViacomCBS, Inc.—Class B (Media)	3,803	129,796
TOTAL COMMON STOCKS (Cost $5,143,181)		5,720,542

Repurchase Agreements(a)(b) (26.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $1,921,233	$1,921,000	$1,921,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,921,000)		1,921,000
TOTAL INVESTMENT SECURITIES (Cost $7,064,181)—104.8%		7,641,542
Net other assets (liabilities)—(4.8)%		(352,334)
NET ASSETS—100.0%		$7,289,208

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $740,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	2/24/20	2.09%	$2,361,887	$(140,856)
S&P Communication Services Select Sector Index	UBS AG	2/24/20	1.94%	2,832,064	(127,875)
				$5,193,951	$(268,731)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Communication Services UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Diversified Telecommunication Services	$584,929	8.0%
Entertainment	1,163,925	16.0%
Interactive Media & Services	2,620,240	35.8%
Media	1,175,013	16.2%
Wireless Telecommunication Services	176,435	2.4%
Other**	1,568,666	21.6%
Total	$7,289,208	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 43

Common Stocks (78.7%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	1,959	$114,563
Adient PLC* (Auto Components)	223	5,733
Altria Group, Inc. (Tobacco)	4,762	226,338
Aptiv PLC (Auto Components)	650	55,114
Archer-Daniels-Midland Co. (Food Products)	1,420	63,559
Autoliv, Inc. (Auto Components)	200	15,326
Beyond Meat, Inc.* (Food Products)	27	2,981
BorgWarner, Inc. (Auto Components)	528	18,105
Brown-Forman Corp.—Class B (Beverages)	465	31,453
Brunswick Corp. (Leisure Products)	207	13,010
Bunge, Ltd. (Food Products)	361	18,927
Campbell Soup Co. (Food Products)	432	20,904
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	387	11,595
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	112	11,880
Church & Dwight Co., Inc. (Household Products)	625	46,388
Colgate-Palmolive Co. (Household Products)	2,186	161,283
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	75	7,044
Conagra Brands, Inc. (Food Products)	1,244	40,952
Constellation Brands, Inc.—Class A (Beverages)	427	80,404
Coty, Inc.—Class A (Personal Products)	754	7,736
D.R. Horton, Inc. (Household Durables)	856	50,675
Dana, Inc. (Auto Components)	368	5,671
Darling Ingredients, Inc.* (Food Products)	420	11,395
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	71	13,555
Electronic Arts, Inc.* (Entertainment)	744	80,292
Energizer Holdings, Inc. (Household Products)	166	7,679
Flowers Foods, Inc. (Food Products)	491	10,571
Ford Motor Co. (Automobiles)	9,928	87,565
General Mills, Inc. (Food Products)	1,541	80,471
General Motors Co. (Automobiles)	3,208	107,115
Gentex Corp. (Auto Components)	647	19,261
Genuine Parts Co. (Distributors)	370	34,621
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	922	12,687
Harley-Davidson, Inc. (Automobiles)	394	13,160
Hasbro, Inc. (Leisure Products)	324	33,006
Helen of Troy, Ltd.* (Household Durables)	64	12,099
Herbalife Nutrition, Ltd.* (Personal Products)	237	9,207
Herman Miller, Inc. (Commercial Services & Supplies)	152	5,875
Hormel Foods Corp. (Food Products)	710	33,555
Ingredion, Inc. (Food Products)	171	15,048
Jefferies Financial Group, Inc. (Diversified Financial Services)	644	13,936
Kellogg Co. (Food Products)	636	43,382
Keurig Dr Pepper, Inc. (Beverages)	683	19,486
Kimberly-Clark Corp. (Household Products)	873	125,049
Lamb Weston Holding, Inc. (Food Products)	372	33,967
Lancaster Colony Corp. (Food Products)	51	7,887
Lear Corp. (Auto Components)	141	17,368
Leggett & Platt, Inc. (Household Durables)	337	16,038
Lennar Corp.—Class A (Household Durables)	715	47,447
Lennar Corp.—Class B (Household Durables)	41	2,153
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	109	2,141
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	306	73,252
Mattel, Inc.* (Leisure Products)	885	12,948
McCormick & Co., Inc. (Food Products)	315	51,462
Mohawk Industries, Inc.* (Household Durables)	152	20,015
Molson Coors Beverage Co.—Class B (Beverages)	478	26,567
Mondelez International, Inc.—Class A (Food Products)	3,671	210,642
Monster Beverage Corp.* (Beverages)	975	64,935
National Beverage Corp.* (Beverages)	31	1,330
Newell Brands, Inc. (Household Durables)	972	18,983
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	3,176	305,848
Nu Skin Enterprises, Inc.—Class A (Personal Products)	142	4,628
NVR, Inc.* (Household Durables)	9	34,353
PepsiCo, Inc. (Beverages)	3,553	504,597
Performance Food Group Co.* (Food & Staples Retailing)	268	13,880
Philip Morris International, Inc. (Tobacco)	3,966	327,988
Pilgrim's Pride Corp.* (Food Products)	134	3,491
Polaris, Inc. (Leisure Products)	147	13,500
Pool Corp. (Distributors)	100	21,930
Post Holdings, Inc.* (Food Products)	170	17,777
PulteGroup, Inc. (Household Durables)	651	29,067
PVH Corp. (Textiles, Apparel & Luxury Goods)	188	16,388
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	127	14,415
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	344	12,862
Spectrum Brands Holdings, Inc. (Household Products)	119	7,308
Stanley Black & Decker, Inc. (Machinery)	387	61,661
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	198	7,635
Take-Two Interactive Software, Inc.* (Entertainment)	288	35,896
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	704	18,142
Tempur Sealy International, Inc.* (Household Durables)	116	10,628
Tesla , Inc.* (Automobiles)	362	235,506
The Boston Beer Co, Inc.*—Class A (Beverages)	24	8,553
The Clorox Co. (Household Products)	320	50,339
The Coca-Cola Co. (Beverages)	9,830	574,072
The Estee Lauder Co., Inc. (Personal Products)	566	110,461
The Goodyear Tire & Rubber Co. (Auto Components)	594	7,799
The Hain Celestial Group, Inc.* (Food Products)	205	4,963
The Hershey Co. (Food Products)	379	58,809
The JM Smucker Co.—Class A (Food Products)	291	30,151
The Kraft Heinz Co. (Food Products)	1,590	46,428
The Procter & Gamble Co. (Household Products)	6,357	792,209

See accompanying notes to the financial statements.

44 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Thor Industries, Inc. (Automobiles)	142	$11,434
Toll Brothers, Inc. (Household Durables)	330	14,639
TreeHouse Foods, Inc.* (Food Products)	145	6,467
Tyson Foods, Inc.—Class A (Food Products)	752	62,138
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	480	9,686
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	497	8,926
US Foods Holding Corp.* (Food & Staples Retailing)	560	22,495
Veoneer, Inc.* (Auto Components)	256	3,336
VF Corp. (Textiles, Apparel & Luxury Goods)	834	69,197
WABCO Holdings, Inc.* (Machinery)	131	17,770
Whirlpool Corp. (Household Durables)	162	23,680
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	208	6,567
Zynga, Inc.* (Entertainment)	2,412	14,520
TOTAL COMMON STOCKS (Cost $4,061,575)		6,057,930

Repurchase Agreements(a)(b) (25.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $1,996,242	$1,996,000	$1,996,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,996,000)		1,996,000
TOTAL INVESTMENT SECURITIES (Cost $6,057,575)—104.6%		8,053,930
Net other assets (liabilities)—(4.6)%		(354,849)
NET ASSETS—100.0%		$7,699,081

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $1,124,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	2/24/20	2.09%	$2,922,950	$(63,981)
Dow Jones U.S. Consumer Goods Index	UBS AG	2/24/20	1.94%	2,601,669	(46,666)
				$5,524,619	$(110,647)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Goods UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Auto Components	$147,713	1.9%
Automobiles	454,780	5.9%
Beverages	1,311,397	17.1%
Commercial Services & Supplies	5,875	0.1%
Distributors	56,551	0.7%
Diversified Financial Services	13,936	0.2%
Entertainment	245,271	3.2%
Food & Staples Retailing	36,375	0.5%
Food Products	875,927	11.4%
Household Durables	279,777	3.6%
Household Products	1,190,255	15.5%
Leisure Products	72,464	0.9%
Machinery	79,431	1.0%
Personal Products	132,032	1.7%
Textiles, Apparel & Luxury Goods	601,820	7.8%
Tobacco	554,326	7.2%
Other**	1,641,151	21.3%
Total	$7,699,081	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 45

Common Stocks (79.8%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	676	$40,127
Adtalem Global Education, Inc.* (Diversified Consumer Services)	544	18,773
Advance Auto Parts, Inc. (Specialty Retail)	697	91,830
Alaska Air Group, Inc. (Airlines)	1,240	80,092
Allegiant Travel Co. (Airlines)	133	22,349
Altice USA, Inc.* (Media)	3,111	85,117
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,193	8,422,564
AMC Networks, Inc.*—Class A (Media)	444	16,246
AMERCO (Road & Rail)	81	30,073
American Airlines Group, Inc. (Airlines)	3,926	105,374
American Eagle Outfitters, Inc. (Specialty Retail)	1,600	23,040
AmerisourceBergen Corp. (Health Care Providers & Services)	1,514	129,538
Aramark (Hotels, Restaurants & Leisure)	2,512	110,880
AutoNation, Inc.* (Specialty Retail)	593	25,167
AutoZone, Inc.* (Specialty Retail)	240	253,910
Avis Budget Group, Inc.* (Road & Rail)	573	18,794
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	691	22,879
Best Buy Co., Inc. (Specialty Retail)	2,293	194,194
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	422	772,492
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	806	24,059
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	587	96,111
Burlington Stores, Inc.* (Specialty Retail)	668	145,270
Cable One, Inc. (Media)	50	85,202
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	5,621	76,839
Cardinal Health, Inc. (Health Care Providers & Services)	2,945	150,813
CarMax, Inc.* (Specialty Retail)	1,656	160,698
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	4,033	175,556
Carvana Co.* (Specialty Retail)	507	40,180
Casey's General Stores, Inc. (Food & Staples Retailing)	370	59,518
Charter Communications, Inc.*—Class A (Media)	1,579	817,068
Chegg, Inc.* (Diversified Consumer Services)	1,158	47,744
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	258	223,624
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	320	32,064
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	357	51,544
Cinemark Holdings, Inc. (Entertainment)	1,074	33,842
Comcast Corp.—Class A (Media)	45,714	1,974,387
Copart, Inc.* (Commercial Services & Supplies)	2,060	209,008
Costco Wholesale Corp. (Food & Staples Retailing)	4,449	1,359,258
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	242	37,009
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,234	143,675
Delta Air Lines, Inc. (Airlines)	5,796	323,068
Dick's Sporting Goods, Inc. (Specialty Retail)	640	28,307
Discovery, Inc.* (Media)	1,592	46,582
Discovery, Inc.*—Class C (Media)	3,378	93,807
Dish Network Corp.*—Class A (Media)	2,568	94,400
Dollar General Corp. (Multiline Retail)	2,564	393,343
Dollar Tree, Inc.* (Multiline Retail)	2,383	207,488
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	412	116,081
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	835	65,205
Expedia Group, Inc. (Internet & Direct Marketing Retail)	1,407	152,589
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	1,842	23,799
Five Below, Inc.* (Specialty Retail)	561	63,516
Floor & Decor Holdings, Inc.* (Specialty Retail)	702	34,616
Foot Locker, Inc. (Specialty Retail)	1,078	40,932
Fox Corp.—Class A (Media)	3,570	132,376
Fox Corp.—Class B (Media)	1,636	59,436
frontdoor, Inc.*—Class A (Diversified Consumer Services)	852	36,278
Graham Holdings Co.—Class B (Diversified Consumer Services)	43	23,616
Grand Canyon Education, Inc.* (Diversified Consumer Services)	486	38,044
H&R Block, Inc. (Diversified Consumer Services)	1,967	45,634
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	861	27,475
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,841	306,260
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	368	31,111
IAA, Inc.* (Commercial Services & Supplies)	1,344	63,517
IHS Markit, Ltd.* (Professional Services)	4,038	318,437
JetBlue Airways Corp.* (Airlines)	2,908	57,666
John Wiley & Sons, Inc.—Class A (Media)	441	19,236
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,298	27,284
Kohl's Corp. (Multiline Retail)	1,577	67,417
L Brands, Inc. (Specialty Retail)	2,340	54,194
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,403	222,250
Liberty Broadband Corp.*—Class A (Media)	244	32,108
Liberty Broadband Corp.*—Class C (Media)	1,538	204,446
Liberty Global PLC*—Class A (Media)	1,646	33,776
Liberty Global PLC*—Class C (Media)	4,155	80,939
Liberty Latin America, Ltd.*—Class A (Media)	457	7,623
Liberty Latin America, Ltd.*—Class C (Media)	1,150	19,378
Liberty Media Corp-Liberty Formula One*—Class A (Entertainment)	259	11,538
Liberty Media Corp-Liberty Formula One*—Class C (Entertainment)	2,044	95,639
Liberty Media Corp-Liberty SiriusXM*—Class A (Media)	840	40,799
Liberty Media Corp-Liberty SiriusXM*—Class C (Media)	1,476	72,354

See accompanying notes to the financial statements.

46 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Lions Gate Entertainment Corp.*—Class A (Entertainment)	559	$5,551
Lions Gate Entertainment Corp.*—Class B (Entertainment)	1,091	10,179
Lithia Motors, Inc.—Class A (Specialty Retail)	228	30,926
Live Nation Entertainment, Inc.* (Entertainment)	1,419	96,719
LiveRamp Holdings, Inc.* (IT Services)	682	27,444
LKQ Corp.* (Distributors)	3,087	100,899
Lowe's Cos., Inc. (Specialty Retail)	7,718	897,141
Lyft, Inc.* (Road & Rail)	2,048	97,239
Macy's, Inc. (Multiline Retail)	3,113	49,652
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,733	382,804
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	377	45,330
McDonald's Corp. (Hotels, Restaurants & Leisure)	7,584	1,622,748
Meredith Corp. (Media)	405	12,170
MGM Resorts International (Hotels, Restaurants & Leisure)	5,186	161,077
Murphy USA, Inc.* (Specialty Retail)	291	29,731
National Vision Holdings, Inc.* (Specialty Retail)	791	26,989
Netflix, Inc.* (Entertainment)	4,413	1,522,882
News Corp.—Class A (Media)	3,914	53,309
News Corp.—Class B (Media)	1,228	17,155
Nexstar Media Group, Inc.—Class A (Media)	464	56,214
Nordstrom, Inc. (Multiline Retail)	1,079	39,772
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,142	115,347
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	551	29,225
Omnicom Group, Inc. (Media)	2,192	165,080
O'Reilly Automotive, Inc.* (Specialty Retail)	761	309,042
Penske Automotive Group, Inc. (Specialty Retail)	339	15,923
Pinterest, Inc.*—Class A (Interactive Media & Services)	864	19,034
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	824	66,571
Qurate Retail, Inc.*—Class A (Internet & Direct Marketing Retail)	3,893	33,207
Roku, Inc.* (Household Durables)	921	111,395
Rollins, Inc. (Commercial Services & Supplies)	1,418	53,813
Ross Stores, Inc. (Specialty Retail)	3,642	408,596
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,731	202,665
Service Corp. International (Diversified Consumer Services)	1,841	88,277
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,366	49,244
Sinclair Broadcast Group, Inc.—Class A (Media)	676	20,226
Sirius XM Holdings, Inc. (Media)	13,810	97,637
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	792	30,199
Southwest Airlines Co. (Airlines)	4,769	262,200
Spirit Airlines, Inc.* (Airlines)	690	28,338
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,191	18,615
Starbucks Corp. (Hotels, Restaurants & Leisure)	11,892	1,008,798
Sysco Corp. (Food & Staples Retailing)	5,137	421,953
Target Corp. (Multiline Retail)	5,103	565,106
TEGNA, Inc. (Media)	2,186	36,943
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	657	41,063
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	414	15,898
The Gap, Inc. (Specialty Retail)	2,144	37,327
The Home Depot, Inc. (Specialty Retail)	10,984	2,505,451
The Interpublic Group of Cos., Inc. (Media)	3,905	88,644
The Kroger Co. (Food & Staples Retailing)	8,076	216,921
The Madison Square Garden Co.*—Class A (Entertainment)	174	51,537
The New York Times Co.—Class A (Media)	1,448	46,350
The TJX Cos., Inc. (Specialty Retail)	12,211	720,938
The Walt Disney Co. (Entertainment)	18,150	2,510,326
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,855	40,198
Tiffany & Co. (Specialty Retail)	1,087	145,680
Tractor Supply Co. (Specialty Retail)	1,192	110,796
TripAdvisor, Inc. (Interactive Media & Services)	1,058	28,904
Uber Technologies, Inc.* (Road & Rail)	2,061	74,794
Ulta Beauty, Inc.* (Specialty Retail)	576	154,316
United Airlines Holdings , Inc.* (Airlines)	2,191	163,887
Urban Outfitters, Inc.* (Specialty Retail)	711	18,202
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	406	95,211
ViacomCBS, Inc.—Class B (Media)	5,442	185,735
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,550	383,918
Walmart, Inc. (Food & Staples Retailing)	14,284	1,635,376
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	662	62,029
Williams-Sonoma, Inc. (Specialty Retail)	781	54,732
World Wrestling Entertainment, Inc.—Class A (Entertainment)	478	23,365
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	914	44,356
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	958	54,769
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	973	122,754
Yelp, Inc.* (Interactive Media & Services)	643	20,962
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	3,046	322,175
TOTAL COMMON STOCKS (Cost $16,945,036)		39,639,451

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 47

Repurchase Agreements(a)(b) (21.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $10,746,304	$10,745,000	$10,745,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,745,000)		10,745,000
TOTAL INVESTMENT SECURITIES (Cost $27,690,036)—101.5%		50,384,451
Net other assets (liabilities)—(1.5)%		(768,328)
NET ASSETS—100.0%		$49,616,123

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $7,332,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	2/24/20	2.09%	$16,384,893	$(298,707)
Dow Jones U.S. Consumer Services Index	UBS AG	2/24/20	1.94%	18,516,291	(307,170)
				$34,901,184	$(605,877)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Services UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Airlines	$1,042,974	2.1%
Commercial Services & Supplies	353,622	0.7%
Distributors	100,899	0.2%
Diversified Consumer Services	443,721	0.9%
Entertainment	4,361,578	8.8%
Food & Staples Retailing	4,095,559	8.3%
Health Care Providers & Services	280,351	0.6%
Hotels, Restaurants & Leisure	6,039,394	12.2%
Household Durables	111,395	0.2%
Interactive Media & Services	68,900	0.1%
Internet & Direct Marketing Retail	9,442,881	19.0%
IT Services	27,444	0.1%
Media	4,694,743	9.5%
Multiline Retail	1,352,003	2.7%
Professional Services	318,437	0.6%
Road & Rail	220,900	0.4%
Specialty Retail	6,661,771	13.4%
Trading Companies & Distributors	22,879	NM
Other**	9,976,672	20.2%
Total	$49,616,123	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

48 :: Europe 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (99.6%)

	Shares	Value
Amarin Corp. PLC*ADR (Biotechnology)	4,417	$81,935
Anheuser-Busch InBev N.V.ADR (Beverages)	3,054	229,967
ArcelorMittalNYS—Class A (Metals & Mining)	5,785	84,808
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	709	198,988
AstraZeneca PLCADR (Pharmaceuticals)	3,544	172,593
Banco Santander S.A.ADR (Banks)	37,369	146,486
Barclays PLCADR (Banks)	13,420	118,096
BP PLCADR (Oil, Gas & Consumable Fuels)	5,672	204,929
British American Tobacco PLCADR (Tobacco)	4,309	189,811
Diageo PLCADR (Beverages)	1,093	172,639
Equinor ASAADR (Oil, Gas & Consumable Fuels)	7,800	141,804
Galapagos NV*ADR (Biotechnology)	489	108,988
GlaxoSmithKline PLCADR (Pharmaceuticals)	4,311	201,756
Grifols SAADR (Biotechnology)	4,693	106,672
GW Pharmaceuticals PLC*ADR (Pharmaceuticals)	819	94,619
HSBC Holdings PLCADR (Banks)	6,274	227,683
ING Groep N.V.ADR (Banks)	11,076	120,396
National Grid PLCADR (Multi-Utilities)	2,073	137,398
Nokia Corp.ADR (Communications Equipment)	29,895	115,993
NOVO Nordisk A/SADR (Pharmaceuticals)	3,110	189,181
Rio Tinto PLCADR (Metals & Mining)	3,166	169,159
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	5,400	281,610
Ryanair Holdings PLC*ADR (Airlines)	1,203	104,192
S.A.P. SEADR (Software)	1,854	242,448
SanofiADR (Pharmaceuticals)	3,541	170,924
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	13,202	103,768
Tenaris S.A.ADR (Energy Equipment & Services)	4,474	92,567
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	4,145	201,406
Unilever N.V.NYS (Personal Products)	4,092	238,482
Vodafone Group PLCADR (Wireless Telecommunication Services)	7,089	139,015
TOTAL COMMON STOCKS (Cost $3,777,515)		4,788,313

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $21,003	$21,000	$21,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,000)		21,000
TOTAL INVESTMENT SECURITIES (Cost $3,798,515)—100.0%		4,809,313
Net other assets (liabilities)—NM		(549)
NET ASSETS—100.0%		$4,808,764

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NYS	New York Shares
ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

Europe 30 ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Airlines	$104,192	2.2%
Banks	612,662	12.7%
Beverages	402,606	8.4%
Biotechnology	297,596	6.2%
Communications Equipment	219,760	4.6%
Energy Equipment & Services	92,567	1.9%
Metals & Mining	253,967	5.3%
Multi-Utilities	137,398	2.9%
Oil, Gas & Consumable Fuels	829,749	17.3%
Personal Products	238,482	5.0%
Pharmaceuticals	829,072	17.2%
Semiconductors & Semiconductor Equipment	198,988	4.1%
Software	242,448	5.0%
Tobacco	189,811	3.9%
Wireless Telecommunication Services	139,015	2.9%
Other**	20,451	0.4%
Total	$4,808,764	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of January 31, 2020:

	Value	% of Net Assets
Belgium	$338,955	7.1%
Denmark	189,181	3.9%
Finland	115,993	2.4%
France	372,330	7.7%
Germany	242,448	5.0%
Ireland	186,127	3.9%
Luxembourg	177,375	3.7%
Netherlands	600,994	12.5%
Norway	141,804	3.0%
Spain	253,158	5.3%
Sweden	103,768	2.2%
United Kingdom	2,066,180	42.9%
Other**	20,451	0.4%
Total	$4,808,764	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 49

Repurchase Agreements(a)(b) (101.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $1,110,135	$1,110,000	$1,110,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,110,000)		1,110,000
TOTAL INVESTMENT SECURITIES (Cost $1,110,000)—101.0%		1,110,000
Net other assets (liabilities)—(1.0)%		(11,336)
NET ASSETS—100.0%		$1,098,664

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $188,000.

At January 31, 2020, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	31,346	U.S. dollar	$41,182	2/7/20	$41,393	$211
Canadian dollar	45,330	U.S. dollar	34,824	2/7/20	34,258	(566)
Euro	135,760	U.S. dollar	151,267	2/7/20	150,607	(660)
Japanese yen	2,463,065	U.S. dollar	22,687	2/7/20	22,743	56
Swedish krona	37,068	U.S. dollar	3,929	2/7/20	3,853	(76)
Swiss franc	5,899	U.S. dollar	6,094	2/7/20	6,129	35
Total Long Contracts			$259,983		$258,983	$(1,000)

At January 31, 2020, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$69,719	British pound	53,176	2/7/20	$70,220	$(501)
U.S. dollar	51,829	Canadian dollar	67,868	2/7/20	51,290	539
U.S. dollar	325,211	Euro	293,218	2/7/20	325,284	(73)
U.S. dollar	78,714	Japanese yen	8,606,341	2/7/20	79,467	(753)
U.S. dollar	23,733	Swedish krona	225,394	2/7/20	23,429	304
U.S. dollar	20,626	Swiss franc	19,981	2/7/20	20,761	(135)
Total Short Contracts	$569,832				$570,451	$(619)

Long:

British pound	121,564	U.S. dollar	$159,459	2/7/20	$160,527	$1,068
Canadian dollar	153,251	U.S. dollar	117,548	2/7/20	115,818	(1,730)
Euro	727,730	U.S. dollar	810,041	2/7/20	807,314	(2,727)
Japanese yen	22,337,618	U.S. dollar	205,567	2/7/20	206,255	688
Swedish krona	628,500	U.S. dollar	66,467	2/7/20	65,331	(1,136)
Swiss franc	52,275	U.S. dollar	53,982	2/7/20	54,314	332
Total Long Contracts			$1,413,064		$1,409,559	$(3,505)
			Total unrealized appreciation			$3,233
				Total unrealized (depreciation)		(8,357)
			Total net unrealized appreciation/(depreciation)			$(5,124)

See accompanying notes to the financial statements.

50 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (76.3%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	137	$3,400
Affiliated Managers Group, Inc. (Capital Markets)	78	6,228
Aflac, Inc. (Insurance)	1,160	59,821
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	855	15,894
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	182	29,702
Alleghany Corp.* (Insurance)	23	18,346
Ally Financial, Inc. (Consumer Finance)	602	19,282
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	217	9,954
American Express Co. (Consumer Finance)	1,062	137,921
American Financial Group, Inc. (Insurance)	117	12,728
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	402	10,987
American International Group, Inc. (Insurance)	1,377	69,208
American Tower Corp. (Equity Real Estate Investment Trusts)	701	162,449
Americold Realty Trust (Equity Real Estate Investment Trusts)	304	10,479
Ameriprise Financial, Inc. (Capital Markets)	200	33,082
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	2,261	22,068
Aon PLC (Insurance)	371	81,713
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	235	12,387
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	331	4,972
Arch Capital Group, Ltd.* (Insurance)	641	28,307
Arthur J. Gallagher & Co. (Insurance)	296	30,361
Associated Banc-Corp. (Banks)	253	5,042
Assurant, Inc. (Insurance)	96	12,534
Assured Guaranty, Ltd. (Insurance)	151	6,922
Athene Holding, Ltd.* (Insurance)	186	8,102
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	222	48,105
Axis Capital Holdings, Ltd. (Insurance)	134	8,610
BancorpSouth Bank (Banks)	151	4,314
Bank of America Corp. (Banks)	15,829	519,666
Bank of Hawaii Corp. (Banks)	64	5,734
Bank OZK (Banks)	190	5,164
BankUnited, Inc. (Banks)	150	4,950
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	3,095	694,611
BlackRock, Inc.—Class A (Capital Markets)	186	98,087
Blackstone Group, Inc.—Class A (Capital Markets)	1,043	63,696
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	212	8,098
BOK Financial Corp. (Banks)	50	3,945
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	228	32,684
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	278	4,342
Brighthouse Financial, Inc.* (Insurance)	173	6,730
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	470	9,381
Brown & Brown, Inc. (Insurance)	371	16,658
Camden Property Trust (Equity Real Estate Investment Trusts)	154	17,314
Capital One Financial Corp. (Consumer Finance)	735	73,353
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	222	2,926
Cathay General Bancorp (Banks)	119	4,291
CBOE Global Markets, Inc. (Capital Markets)	174	21,440
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	529	32,296
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	295	6,254
Chubb, Ltd. (Insurance)	716	108,824
Cincinnati Financial Corp. (Insurance)	241	25,293
CIT Group, Inc. (Banks)	150	6,857
Citigroup, Inc. (Banks)	3,453	256,938
Citizens Financial Group, Inc. (Banks)	687	25,611
CME Group, Inc. (Capital Markets)	567	123,102
CNA Financial Corp. (Insurance)	44	1,964
CNO Financial Group, Inc. (Insurance)	239	4,204
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	772	3,605
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	185	3,904
Comerica, Inc. (Banks)	228	13,944
Commerce Bancshares, Inc. (Banks)	164	11,096
Corecivic, Inc. (Equity Real Estate Investment Trusts)	187	2,983
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	59	6,930
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	178	5,299
CoStar Group, Inc.* (Professional Services)	58	37,873
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	233	9,537
Credit Acceptance Corp.* (Consumer Finance)	22	9,438
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	657	98,444
CubeSmart (Equity Real Estate Investment Trusts)	306	9,691
Cullen/Frost Bankers, Inc. (Banks)	90	8,024
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	179	10,892
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	314	3,036
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	330	40,587
Discover Financial Services (Consumer Finance)	496	37,264
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	374	2,887
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	261	10,832
Duke Realty Corp. (Equity Real Estate Investment Trusts)	581	21,096
E*TRADE Financial Corp. (Capital Markets)	357	15,215
East West Bancorp, Inc. (Banks)	230	10,543
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	61	8,300
Eaton Vance Corp. (Capital Markets)	179	8,189
Enstar Group, Ltd.* (Insurance)	24	4,687

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 51

Common Stocks, continued

	Shares	Value
EPR Properties (Equity Real Estate Investment Trusts)	125	$8,921
Equinix, Inc. (Equity Real Estate Investment Trusts)	135	79,614
Equitable Holdings, Inc. (Diversified Financial Services)	697	16,742
Equity Commonwealth (Equity Real Estate Investment Trusts)	192	6,296
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	288	20,952
Equity Residential (Equity Real Estate Investment Trusts)	551	45,777
Erie Indemnity Co.—Class A (Insurance)	30	4,995
Essent Group, Ltd. (Thrifts & Mortgage Finance)	155	7,690
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	103	31,905
Evercore Partners, Inc.—Class A (Capital Markets)	62	4,750
Everest Re Group, Ltd. (Insurance)	66	18,254
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	204	22,579
F.N.B. Corp. (Banks)	512	5,975
FactSet Research Systems, Inc. (Capital Markets)	59	16,880
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	112	14,002
Federated Hermes, Inc.—Class B (Capital Markets)	152	5,507
Fifth Third Bancorp (Banks)	1,122	31,921
First American Financial Corp. (Insurance)	178	11,032
First Citizens BancShares, Inc.—Class A (Banks)	13	6,849
First Financial Bankshares, Inc. (Banks)	214	7,173
First Hawaiian, Inc. (Banks)	206	5,986
First Horizon National Corp. (Banks)	492	7,868
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	201	8,583
First Republic Bank (Banks)	266	29,494
FirstCash, Inc. (Consumer Finance)	67	5,827
FNF Group (Insurance)	539	26,276
Franklin Resources, Inc. (Capital Markets)	441	11,157
Fulton Financial Corp. (Banks)	259	4,266
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	322	15,216
Genworth Financial, Inc.*—Class A (Insurance)	794	3,255
Glacier Bancorp, Inc. (Banks)	136	5,762
Globe Life, Inc. (Insurance)	158	16,473
Green Dot Corp.*—Class A (Consumer Finance)	75	2,256
Hancock Whitney Corp. (Banks)	137	5,444
Hartford Financial Services Group, Inc. (Insurance)	570	33,790
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	210	7,573
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	328	10,506
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	783	28,180
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	164	8,218
Home BancShares, Inc. (Banks)	244	4,665
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,133	18,513
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	246	8,940
Huntington Bancshares, Inc. (Banks)	1,632	22,146
IBERIABANK Corp. (Banks)	81	5,890
Interactive Brokers Group, Inc.—Class A (Capital Markets)	122	5,734
Intercontinental Exchange, Inc. (Capital Markets)	880	87,771
International Bancshares Corp. (Banks)	90	3,546
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	224	3,918
Invesco, Ltd. (Capital Markets)	588	10,172
Investors Bancorp, Inc. (Banks)	350	4,230
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	851	26,781
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	454	14,351
Janus Henderson Group PLC (Capital Markets)	247	6,242
JBG Smith Properties (Equity Real Estate Investment Trusts)	186	7,542
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	81	13,755
JPMorgan Chase & Co. (Banks)	4,962	656,770
Kemper Corp. (Insurance)	99	7,368
KeyCorp (Banks)	1,558	29,150
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	155	12,798
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	667	12,706
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	136	12,622
Lazard, Ltd.—Class A (Capital Markets)	178	7,469
Legg Mason, Inc. (Capital Markets)	129	5,050
LendingTree, Inc.* (Thrifts & Mortgage Finance)	11	3,423
Lexington Realty Trust (Equity Real Estate Investment Trusts)	390	4,317
Liberty Property Trust (Equity Real Estate Investment Trusts)	251	15,725
Life Storage, Inc. (Equity Real Estate Investment Trusts)	74	8,375
Lincoln National Corp. (Insurance)	314	17,107
Loews Corp. (Insurance)	405	20,837
LPL Financial Holdings, Inc. (Capital Markets)	127	11,701
M&T Bank Corp. (Banks)	209	35,221
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	142	3,118
Markel Corp.* (Insurance)	22	25,805
MarketAxess Holdings, Inc. (Capital Markets)	59	20,897
Marsh & McLennan Cos., Inc. (Insurance)	800	89,487
MasterCard, Inc.—Class A (IT Services)	1,735	548,156
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	818	18,119
Mercury General Corp. (Insurance)	44	2,160
MetLife, Inc. (Insurance)	1,236	61,442
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	712	5,554
MGIC Investment Corp. (Thrifts & Mortgage Finance)	551	7,598
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	180	24,698
Moody’s Corp. (Capital Markets)	257	65,995
Morgan Stanley (Capital Markets)	1,945	101,646

See accompanying notes to the financial statements.

52 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Morningstar, Inc. (Capital Markets)	33	$5,177
MSCI, Inc.—Class A (Capital Markets)	134	38,297
Nasdaq, Inc. (Capital Markets)	182	21,196
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	69	5,822
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	271	15,176
Navient Corp. (Consumer Finance)	306	4,400
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	656	10,981
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	737	8,152
Northern Trust Corp. (Capital Markets)	335	32,766
Old Republic International Corp. (Insurance)	450	10,148
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	346	14,515
Onemain Holdings, Inc. (Consumer Finance)	121	5,127
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	228	6,781
PacWest Bancorp (Banks)	190	6,660
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	318	4,471
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	378	8,293
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	206	4,886
People’s United Financial, Inc. (Banks)	702	10,825
Physicians Realty Trust (Equity Real Estate Investment Trusts)	292	5,650
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	199	4,615
Pinnacle Financial Partners, Inc. (Banks)	113	6,674
Popular, Inc. (Banks)	154	8,618
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	106	4,558
Primerica, Inc. (Insurance)	67	7,944
Principal Financial Group, Inc. (Insurance)	407	21,551
ProAssurance Corp. (Insurance)	85	2,581
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,000	92,879
Prosperity Bancshares, Inc. (Banks)	149	10,460
Prudential Financial, Inc. (Insurance)	636	57,914
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	32	5,362
Public Storage (Equity Real Estate Investment Trusts)	237	53,031
Radian Group, Inc. (Thrifts & Mortgage Finance)	317	7,763
Raymond James Financial, Inc. (Capital Markets)	196	17,920
Rayonier, Inc. (Equity Real Estate Investment Trusts)	204	6,198
Realty Income Corp. (Equity Real Estate Investment Trusts)	515	40,381
Regency Centers Corp. (Equity Real Estate Investment Trusts)	265	16,441
Regions Financial Corp. (Banks)	1,526	23,760
Reinsurance Group of America, Inc. (Insurance)	99	14,261
RenaissanceRe Holdings, Ltd. (Insurance)	69	13,071
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	337	4,095
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	177	8,530
RLI Corp. (Insurance)	62	5,767
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	269	4,186
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	86	7,313
S&P Global, Inc. (Capital Markets)	386	113,381
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	305	6,558
Santander Consumer USA Holdings, Inc. (Consumer Finance)	161	4,286
SBA Communications Corp. (Equity Real Estate Investment Trusts)	178	44,422
SEI Investments Co. (Capital Markets)	200	13,052
Selective Insurance Group, Inc. (Insurance)	95	6,294
Service Properties Trust (Equity Real Estate Investment Trusts)	259	5,589
Signature Bank (Banks)	86	12,203
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	486	64,711
SITE Centers Corp. (Equity Real Estate Investment Trusts)	235	2,987
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	129	11,873
SLM Corp. (Consumer Finance)	666	7,273
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	158	8,339
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	445	11,419
State Street Corp. (Capital Markets)	576	43,563
Sterling Bancorp (Banks)	320	6,400
Stifel Financial Corp. (Capital Markets)	107	6,922
STORE Capital Corp. (Equity Real Estate Investment Trusts)	339	13,306
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	146	23,677
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	355	4,501
SVB Financial Group* (Banks)	81	19,467
Synchrony Financial (Consumer Finance)	941	30,498
Synovus Financial Corp. (Banks)	233	8,160
T. Rowe Price Group, Inc. (Capital Markets)	370	49,406
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	97	2,563
TCF Financial Corp. (Banks)	242	10,232
TD Ameritrade Holding Corp. (Capital Markets)	419	19,894
Texas Capital Bancshares, Inc.* (Banks)	81	4,452
TFS Financial Corp. (Thrifts & Mortgage Finance)	80	1,634
The Allstate Corp. (Insurance)	512	60,692
The Bank of New York Mellon Corp. (Capital Markets)	1,328	59,468
The Charles Schwab Corp. (Capital Markets)	1,807	82,309
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	192	3,034
The Goldman Sachs Group, Inc. (Capital Markets)	505	120,065
The Hanover Insurance Group, Inc. (Insurance)	62	8,592
The Howard Hughes Corp.* (Real Estate Management & Development)	68	8,274
The Macerich Co. (Equity Real Estate Investment Trusts)	173	3,860
The PNC Financial Services Group, Inc (Banks)	694	103,094

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 53

Common Stocks, continued

	Shares	Value
The Progressive Corp. (Insurance)	924	$74,558
The Travelers Cos., Inc. (Insurance)	407	53,569
Tradeweb Markets, Inc.—Class A (Capital Markets)	100	4,618
Truist Financial Corp. (Banks)	2,121	109,380
Trustmark Corp. (Banks)	102	3,262
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	430	6,562
U.S. Bancorp (Banks)	2,249	119,692
UDR, Inc. (Equity Real Estate Investment Trusts)	463	22,182
UMB Financial Corp. (Banks)	68	4,519
Umpqua Holdings Corp. (Banks)	347	5,864
United Bankshares, Inc. (Banks)	160	5,488
Unum Group (Insurance)	326	8,701
Urban Edge Properties (Equity Real Estate Investment Trusts)	182	3,347
Valley National Bancorp (Banks)	617	6,497
Ventas, Inc. (Equity Real Estate Investment Trusts)	590	34,137
VEREIT, Inc. (Equity Real Estate Investment Trusts)	1,687	16,465
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	730	19,564
Virtu Financial, Inc.—Class A (Capital Markets)	115	1,919
Visa, Inc.—Class A (IT Services)	3,347	665,952
Vornado Realty Trust (Equity Real Estate Investment Trusts)	252	16,574
Voya Financial, Inc. (Diversified Financial Services)	214	12,782
W.R. Berkley Corp. (Insurance)	229	16,838
Washington Federal, Inc. (Thrifts & Mortgage Finance)	123	4,182
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	127	3,866
Webster Financial Corp. (Banks)	145	6,505
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	191	5,558
Wells Fargo & Co. (Banks)	6,088	285,771
Welltower, Inc. (Equity Real Estate Investment Trusts)	643	54,597
Western Alliance Bancorp (Banks)	149	8,229
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,178	34,103
White Mountains Insurance Group, Ltd. (Insurance)	6	6,703
Willis Towers Watson PLC (Insurance)	204	43,103
Wintrust Financial Corp. (Banks)	90	5,695
WP Carey, Inc. (Equity Real Estate Investment Trusts)	272	22,881
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	178	3,327
Zions Bancorp (Banks)	270	12,282
TOTAL COMMON STOCKS (Cost $5,555,597)		9,515,999

Repurchase Agreements(a)(b) (25.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $3,215,390	$3,215,000	$3,215,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,215,000)		3,215,000
TOTAL INVESTMENT SECURITIES (Cost $8,770,597)—102.1%		12,730,999
Net other assets (liabilities)—(2.1)%		(259,009)
NET ASSETS—100.0%		$12,471,990

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $1,987,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	2/24/20	2.09%	$4,332,447	$(122,529)
Dow Jones U.S. Financials Index	UBS AG	2/24/20	2.24%	4,923,967	(129,367)
				$9,256,414	$(251,896)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

54 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Financials UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Banks	$2,562,664	20.6%
Capital Markets	1,359,963	10.9%
Consumer Finance	336,925	2.7%
Diversified Financial Services	724,135	5.8%
Equity Real Estate Investment Trusts	1,836,310	14.8%
Insurance	1,255,580	10.1%
IT Services	1,214,108	9.7%
Mortgage Real Estate Investment Trusts	90,748	0.7%
Professional Services	37,873	0.3%
Real Estate Management & Development	54,325	0.4%
Thrifts & Mortgage Finance	43,368	0.3%
Other**	2,955,991	23.7%
Total	$12,471,990	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 55

Common Stocks (75.5%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	15,120	$1,317,558
AbbVie, Inc. (Biotechnology)	12,650	1,024,903
ABIOMED, Inc.* (Health Care Equipment & Supplies)	388	72,281
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	757	24,322
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	961	38,382
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,648	218,619
Agios Pharmaceuticals, Inc.* (Biotechnology)	505	24,609
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,892	188,046
Align Technology, Inc.* (Health Care Equipment & Supplies)	615	158,117
Alkermes PLC* (Biotechnology)	1,349	23,486
Allergan PLC (Pharmaceuticals)	2,809	524,272
Allogene Therapeutics, Inc.* (Biotechnology)	438	9,513
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	954	109,510
Amedisys, Inc.* (Health Care Providers & Services)	276	48,711
Amgen, Inc. (Biotechnology)	5,083	1,098,183
Anthem, Inc. (Health Care Providers & Services)	2,170	575,658
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	410	11,291
Avantor, Inc.* (Life Sciences Tools & Services)	1,909	35,259
Baxter International, Inc. (Health Care Equipment & Supplies)	4,368	389,713
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,311	635,941
Biogen, Inc.* (Biotechnology)	1,542	414,567
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,536	128,256
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	186	67,131
Bio-Techne Corp. (Life Sciences Tools & Services)	327	68,660
Bluebird Bio, Inc.* (Biotechnology)	474	37,773
Blueprint Medicines Corp.* (Biotechnology)	421	26,712
Boston Scientific Corp.* (Health Care Equipment & Supplies)	11,921	499,132
Bristol-Myers Squibb Co. (Pharmaceuticals)	20,051	1,262,210
Bruker Corp. (Life Sciences Tools & Services)	869	42,989
Cantel Medical Corp. (Health Care Equipment & Supplies)	321	20,884
Catalent, Inc.* (Pharmaceuticals)	1,252	76,497
Centene Corp.* (Health Care Providers & Services)	4,995	313,747
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	419	64,769
Chemed Corp. (Health Care Providers & Services)	137	63,984
Cigna Corp. (Health Care Providers & Services)	3,197	615,039
Covetrus, Inc.* (Health Care Providers & Services)	837	10,295
CVS Health Corp. (Health Care Providers & Services)	11,130	754,837
Danaher Corp. (Health Care Equipment & Supplies)	5,469	879,798
DaVita, Inc.* (Health Care Providers & Services)	768	61,340
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,902	106,512
DexCom, Inc.* (Health Care Equipment & Supplies)	780	187,785
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,783	392,010
Elanco Animal Health, Inc.* (Pharmaceuticals)	3,192	98,633
Eli Lilly & Co. (Pharmaceuticals)	7,226	1,009,039
Encompass Health Corp. (Health Care Providers & Services)	844	65,013
Exact Sciences Corp.* (Biotechnology)	1,197	111,656
Exelixis, Inc.* (Biotechnology)	2,600	44,720
FibroGen, Inc.* (Biotechnology)	671	28,081
Gilead Sciences, Inc. (Biotechnology)	10,822	683,950
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	658	34,400
Guardant Health, Inc.* (Health Care Providers & Services)	345	26,234
Haemonetics Corp.* (Health Care Equipment & Supplies)	435	46,715
HCA Healthcare, Inc. (Health Care Providers & Services)	2,264	314,243
HealthEquity, Inc.* (Health Care Providers & Services)	605	39,966
Henry Schein, Inc.* (Health Care Providers & Services)	1,256	86,589
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	572	60,912
Hologic, Inc.* (Health Care Equipment & Supplies)	2,292	122,668
Horizon Therapeutics PLC* (Pharmaceuticals)	1,600	55,184
Humana, Inc. (Health Care Providers & Services)	1,134	381,296
ICU Medical, Inc.* (Health Care Equipment & Supplies)	165	30,108
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	735	199,192
Illumina, Inc.* (Life Sciences Tools & Services)	1,258	364,908
Immunomedics, Inc.* (Biotechnology)	1,572	29,192
Incyte Corp.* (Biotechnology)	1,530	111,797
Insulet Corp.* (Health Care Equipment & Supplies)	527	102,259
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	611	33,629
Intercept Pharmaceuticals, Inc.* (Biotechnology)	215	19,868
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	989	553,622
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,093	63,744
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,542	239,396
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	484	69,381
Johnson & Johnson (Pharmaceuticals)	22,511	3,351,213
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	829	145,407
LivaNova PLC* (Health Care Equipment & Supplies)	417	28,343
Masimo Corp.* (Health Care Equipment & Supplies)	419	71,481
McKesson Corp. (Health Care Providers & Services)	1,538	219,334

See accompanying notes to the financial statements.

56 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
MEDNAX, Inc.* (Health Care Providers & Services)	722	$16,657
Medtronic PLC (Health Care Equipment & Supplies)	11,465	1,323,521
Merck & Co., Inc. (Pharmaceuticals)	21,778	1,860,712
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	206	155,979
Moderna, Inc.* (Biotechnology)	1,766	36,221
Molina Healthcare, Inc.* (Health Care Providers & Services)	535	65,789
Mylan N.V.* (Pharmaceuticals)	4,416	94,591
Myriad Genetics, Inc.* (Biotechnology)	636	17,585
Nektar Therapeutics* (Pharmaceuticals)	1,505	29,934
Neogen Corp.* (Health Care Equipment & Supplies)	448	30,137
Neurocrine Biosciences, Inc.* (Biotechnology)	787	78,763
NuVasive, Inc.* (Health Care Equipment & Supplies)	447	34,473
Penumbra, Inc.* (Health Care Equipment & Supplies)	276	48,427
Perrigo Co. PLC (Pharmaceuticals)	1,163	66,338
Pfizer, Inc. (Pharmaceuticals)	47,337	1,762,830
Portola Pharmaceuticals, Inc.* (Biotechnology)	600	7,674
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	541	54,809
Premier, Inc.* (Health Care Providers & Services)	569	19,784
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,152	127,492
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	684	231,151
Repligen Corp.* (Biotechnology)	402	40,357
ResMed, Inc. (Health Care Equipment & Supplies)	1,228	195,215
Sage Therapeutics, Inc.* (Biotechnology)	443	29,362
Sarepta Therapeutics, Inc.* (Biotechnology)	605	70,156
Seattle Genetics, Inc.* (Biotechnology)	983	106,547
STERIS PLC (Health Care Equipment & Supplies)	725	109,250
Stryker Corp. (Health Care Equipment & Supplies)	2,754	580,268
Syneos Health, Inc.* (Life Sciences Tools & Services)	533	32,705
Teladoc Health, Inc.*(a) (Health Care Technology)	617	62,755
Teleflex, Inc. (Health Care Equipment & Supplies)	394	146,375
Tenet Healthcare Corp.* (Health Care Providers & Services)	887	28,065
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	425	147,428
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	3,430	1,074,241
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	464	24,383
United Therapeutics Corp.* (Biotechnology)	376	36,724
UnitedHealth Group, Inc. (Health Care Providers & Services)	8,106	2,208,480
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	686	94,057
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	778	109,363
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,200	499,510
Waters Corp.* (Life Sciences Tools & Services)	550	123,085
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	633	98,716
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,761	260,452
Zoetis, Inc. (Pharmaceuticals)	4,074	546,772
TOTAL COMMON STOCKS (Cost $26,662,920)		34,152,607

Repurchase Agreements(b)(c) (30.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $13,532,643	$13,531,000	$13,531,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,531,000)		13,531,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(d)	12,606	$12,606
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(d)	3,863	3,863
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(d)	11,993	11,993
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $28,462)		28,462
TOTAL INVESTMENT SECURITIES (Cost $40,222,382)—105.6%		47,712,069
Net other assets (liabilities)—(5.6)%		(2,533,571)
NET ASSETS—100.0%		$45,178,498

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $27,055.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $7,711,000.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 57

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	2/24/20	2.09%	$16,780,647	$(825,790)
Dow Jones U.S. Health Care Index	UBS AG	2/24/20	1.94%	16,802,356	(672,707)
				$33,583,003	$(1,498,497)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Biotechnology	$5,395,381	11.9%
Health Care Equipment & Supplies	9,037,976	20.0%
Health Care Providers & Services	6,306,339	14.0%
Health Care Technology	62,755	0.1%
Life Sciences Tools & Services	2,542,550	5.6%
Pharmaceuticals	10,807,606	24.0%
Other**	11,025,891	24.4%
Total	$45,178,498	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

58 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (78.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,227	$194,676
A.O. Smith Corp. (Building Products)	292	12,465
Accenture PLC—Class A (IT Services)	1,354	277,853
Acuity Brands, Inc. (Electrical Equipment)	84	9,901
ADT, Inc.(a) (Commercial Services & Supplies)	223	1,383
AECOM* (Construction & Engineering)	335	16,157
AGCO Corp. (Machinery)	133	9,329
Air Lease Corp. (Trading Companies & Distributors)	223	9,576
Allegion PLC (Building Products)	198	25,605
Alliance Data Systems Corp. (IT Services)	87	8,943
Allison Transmission Holdings, Inc. (Machinery)	254	11,227
Amcor PLC (Containers & Packaging)	3,457	36,610
AMETEK, Inc. (Electrical Equipment)	487	47,312
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	632	62,866
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	64	6,246
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	83	5,359
AptarGroup, Inc. (Containers & Packaging)	136	15,709
Arconic, Inc. (Aerospace & Defense)	827	24,769
Armstrong World Industries, Inc. (Building Products)	104	10,434
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	174	13,214
ASGN, Inc.* (Professional Services)	112	7,581
Automatic Data Processing, Inc. (IT Services)	922	158,022
Avery Dennison Corp. (Containers & Packaging)	178	23,361
Avnet, Inc. (Electronic Equipment, Instruments & Components)	216	7,882
Axon Enterprise, Inc.* (Aerospace & Defense)	126	9,678
Ball Corp. (Containers & Packaging)	697	50,308
Barnes Group, Inc. (Machinery)	102	6,443
Belden, Inc. (Electronic Equipment, Instruments & Components)	83	4,089
Berry Global Group, Inc.* (Containers & Packaging)	281	11,948
Black Knight, Inc.* (IT Services)	319	21,347
Broadridge Financial Solutions, Inc. (IT Services)	244	29,073
BWX Technologies, Inc. (Aerospace & Defense)	204	12,972
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	288	20,799
Carlisle Cos., Inc. (Industrial Conglomerates)	121	18,904
Caterpillar, Inc. (Machinery)	1,179	154,861
Cimpress PLC* (Commercial Services & Supplies)	55	6,580
Cintas Corp. (Commercial Services & Supplies)	179	49,936
Clean Harbors, Inc.* (Commercial Services & Supplies)	109	8,962
Cognex Corp. (Electronic Equipment, Instruments & Components)	364	18,553
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	51	7,213
Colfax Corp.* (Machinery)	179	6,294
CoreLogic, Inc.* (IT Services)	170	7,905
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,641	43,798
Covanta Holding Corp. (Commercial Services & Supplies)	251	3,760
Crane Co. (Machinery)	108	9,230
Crown Holdings, Inc.* (Containers & Packaging)	289	21,395
CSX Corp. (Road & Rail)	1,658	126,572
Cummins, Inc. (Machinery)	327	52,310
Curtiss-Wright Corp. (Aerospace & Defense)	91	13,234
Deere & Co. (Machinery)	671	106,406
Deluxe Corp. (Commercial Services & Supplies)	90	4,338
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	137	9,500
Donaldson Co., Inc. (Machinery)	270	14,000
Dover Corp. (Machinery)	310	35,294
Eagle Materials, Inc. (Construction Materials)	89	8,114
Eaton Corp. PLC (Electrical Equipment)	882	83,323
EMCOR Group, Inc. (Construction & Engineering)	120	9,860
Emerson Electric Co. (Electrical Equipment)	1,299	93,047
EnerSys (Electrical Equipment)	89	6,404
Equifax, Inc. (Professional Services)	258	38,673
Euronet Worldwide, Inc.* (IT Services)	115	18,129
Expeditors International of Washington, Inc. (Air Freight & Logistics)	363	26,514
Fastenal Co. (Trading Companies & Distributors)	1,224	42,694
FedEx Corp. (Air Freight & Logistics)	513	74,200
Fidelity National Information Services, Inc. (IT Services)	1,310	188,194
Fiserv, Inc.* (IT Services)	1,218	144,467
FleetCor Technologies, Inc.* (IT Services)	185	58,318
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	286	14,740
Flowserve Corp. (Machinery)	280	13,070
Fluor Corp. (Construction & Engineering)	300	5,367
Fortive Corp. (Machinery)	631	47,281
Fortune Brands Home & Security, Inc. (Building Products)	297	20,407
FTI Consulting, Inc.* (Professional Services)	80	9,605
Gardner Denver Holdings, Inc.* (Machinery)	284	10,028
Gates Industrial Corp. PLC* (Machinery)	101	1,259
GATX Corp. (Trading Companies & Distributors)	75	5,710
Generac Holdings, Inc.* (Electrical Equipment)	133	13,777
General Dynamics Corp. (Aerospace & Defense)	500	87,720
General Electric Co. (Industrial Conglomerates)	18,627	231,906
Genpact, Ltd. (IT Services)	329	14,565
Global Payments, Inc. (IT Services)	641	125,283
Graco, Inc. (Machinery)	356	18,921
GrafTech International, Ltd. (Electrical Equipment)	131	1,406
Graphic Packaging Holding Co. (Containers & Packaging)	621	9,706
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	354	14,422
HEICO Corp. (Aerospace & Defense)	86	10,529
HEICO Corp.—Class A (Aerospace & Defense)	155	14,903
Hexcel Corp. (Aerospace & Defense)	180	13,360
Hillenbrand, Inc. (Machinery)	158	4,587
Honeywell International, Inc. (Industrial Conglomerates)	1,523	263,813
Hubbell, Inc. (Electrical Equipment)	116	16,615
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	87	22,707
IDEX Corp. (Machinery)	162	26,544
Illinois Tool Works, Inc. (Machinery)	624	109,187
Ingersoll-Rand PLC (Machinery)	511	68,081

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 59

Common Stocks, continued

	Shares	Value
Insperity, Inc. (Professional Services)	80	$6,990
International Paper Co. (Containers & Packaging)	836	34,042
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	76	9,703
Itron, Inc.* (Electronic Equipment, Instruments & Components)	75	6,131
ITT, Inc. (Machinery)	187	12,544
J.B. Hunt Transport Services, Inc. (Road & Rail)	182	19,643
Jabil, Inc. (Electronic Equipment, Instruments & Components)	297	11,550
Jack Henry & Associates, Inc. (IT Services)	165	24,674
Jacobs Engineering Group, Inc. (Construction & Engineering)	289	26,742
Johnson Controls International PLC (Building Products)	1,645	64,895
Kansas City Southern Industries, Inc. (Road & Rail)	211	35,594
Kennametal, Inc. (Machinery)	177	5,538
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	399	37,103
Kirby Corp.* (Marine)	127	9,308
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	263	9,752
Korn Ferry (Professional Services)	118	4,836
L3Harris Technologies, Inc. (Aerospace & Defense)	472	104,468
Landstar System, Inc. (Road & Rail)	84	9,303
Lennox International, Inc. (Building Products)	74	17,241
Lincoln Electric Holdings, Inc. (Machinery)	130	11,593
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	51	9,022
Lockheed Martin Corp. (Aerospace & Defense)	529	226,475
Louisiana-Pacific Corp. (Paper & Forest Products)	251	7,701
Macquarie Infrastructure Corp. (Transportation Infrastructure)	166	7,322
ManpowerGroup, Inc. (Professional Services)	126	11,528
Martin Marietta Materials, Inc. (Construction Materials)	133	35,085
Masco Corp. (Building Products)	606	28,797
MasTec, Inc.* (Construction & Engineering)	128	7,392
MAXIMUS, Inc. (IT Services)	137	9,830
Mercury Systems, Inc.* (Aerospace & Defense)	118	9,057
Moog, Inc.—Class A (Aerospace & Defense)	68	6,093
MSA Safety, Inc. (Commercial Services & Supplies)	76	10,306
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	96	6,535
National Instruments Corp. (Electronic Equipment, Instruments & Components)	252	11,247
Navistar International Corp.* (Machinery)	141	5,163
Nielsen Holdings PLC (Professional Services)	760	15,504
Nordson Corp. (Machinery)	109	18,406
Norfolk Southern Corp. (Road & Rail)	556	115,765
Northrop Grumman Corp. (Aerospace & Defense)	334	125,106
nVent Electric PLC (Electrical Equipment)	333	8,292
O-I Glass, Inc. (Containers & Packaging)	334	4,215
Old Dominion Freight Line, Inc. (Road & Rail)	136	26,687
Oshkosh Corp. (Machinery)	145	12,476
Owens Corning (Building Products)	232	14,034
PACCAR, Inc. (Machinery)	737	54,693
Packaging Corp. of America (Containers & Packaging)	202	19,342
Parker-Hannifin Corp. (Machinery)	274	53,619
Paychex, Inc. (IT Services)	680	58,324
PayPal Holdings, Inc.* (IT Services)	2,505	285,293
Pentair PLC (Machinery)	359	15,412
PerkinElmer, Inc. (Life Sciences Tools & Services)	237	21,918
Quanta Services, Inc. (Construction & Engineering)	303	11,862
Raytheon Co. (Aerospace & Defense)	594	131,238
Regal Beloit Corp. (Electrical Equipment)	87	6,826
Republic Services, Inc.—Class A (Commercial Services & Supplies)	449	42,677
Resideo Technologies, Inc.* (Building Products)	264	2,688
Robert Half International, Inc. (Professional Services)	251	14,601
Rockwell Automation, Inc. (Electrical Equipment)	247	47,340
Roper Technologies, Inc. (Industrial Conglomerates)	222	84,729
Ryder System, Inc. (Road & Rail)	113	5,392
Sabre Corp. (IT Services)	585	12,601
Sealed Air Corp. (Containers & Packaging)	330	11,715
Sensata Technologies Holding PLC* (Electrical Equipment)	340	16,072
Silgan Holdings, Inc. (Containers & Packaging)	166	5,123
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	88	8,496
Snap-on, Inc. (Machinery)	117	18,677
Sonoco Products Co. (Containers & Packaging)	214	12,228
Spirit AeroSystems Holdings, Inc.—Class A (Aerospace & Defense)	221	14,436
Square, Inc.*—Class A (IT Services)	730	54,524
Stericycle, Inc.* (Commercial Services & Supplies)	194	12,160
Summit Materials, Inc.*—Class A (Construction Materials)	241	5,295
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	713	65,725
Teledyne Technologies, Inc.* (Aerospace & Defense)	78	28,475
Terex Corp. (Machinery)	141	3,574
Tetra Tech, Inc. (Commercial Services & Supplies)	117	10,015
Textron, Inc. (Aerospace & Defense)	487	22,368
The Boeing Co. (Aerospace & Defense)	1,140	362,829
The Brink's Co. (Commercial Services & Supplies)	107	9,008
The Middleby Corp.* (Machinery)	120	13,459
The Sherwin-Williams Co. (Chemicals)	176	98,030
The Timken Co. (Machinery)	145	7,617
The Toro Co. (Machinery)	227	18,165
The Western Union Co. (IT Services)	895	24,076
TransDigm Group, Inc. (Aerospace & Defense)	106	68,188
TransUnion (Professional Services)	401	36,772
Trex Co., Inc.* (Building Products)	125	12,280
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	532	22,621

See accompanying notes to the financial statements.

60 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
TriNet Group, Inc.* (Professional Services)	94	$5,364
Trinity Industries, Inc. (Machinery)	211	4,290
Union Pacific Corp. (Road & Rail)	1,481	265,721
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,495	154,763
United Rentals, Inc.* (Trading Companies & Distributors)	160	21,710
United Technologies Corp. (Aerospace & Defense)	1,730	259,846
Univar Solutions, Inc.* (Trading Companies & Distributors)	295	6,357
Valmont Industries, Inc. (Construction & Engineering)	47	6,677
Verisk Analytics, Inc.—Class A (Professional Services)	350	56,864
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	284	5,762
Vulcan Materials Co. (Construction Materials)	282	39,940
W.W. Grainger, Inc. (Trading Companies & Distributors)	93	28,149
Waste Management, Inc. (Commercial Services & Supplies)	833	101,375
Watsco, Inc. (Trading Companies & Distributors)	69	12,000
Welbilt, Inc.* (Machinery)	281	4,240
WESCO International, Inc.* (Trading Companies & Distributors)	89	4,308
Westinghouse Air Brake Technologies Corp. (Machinery)	388	28,658
WestRock Co. (Containers & Packaging)	551	21,489
WEX, Inc.* (IT Services)	92	19,957
Woodward, Inc. (Machinery)	121	14,074
XPO Logistics, Inc.* (Air Freight & Logistics)	197	17,517
Xylem, Inc. (Machinery)	384	31,357
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	115	27,487
TOTAL COMMON STOCKS (Cost $4,588,568)		8,031,694

Repurchase Agreements(b)(c) (24.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $2,559,311	$2,559,000	$2,559,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,559,000)		2,559,000

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(d)	297	$297
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(d)	91	91
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(d)	282	282
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $670)		670
TOTAL INVESTMENT SECURITIES (Cost $7,148,238)—103.1%		10,591,364
Net other assets (liabilities)—(3.1)%		(316,858)
NET ASSETS—100.0%		$10,274,506

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $639.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $1,457,000.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	2/24/20	2.09%	$3,583,097	$(141,555)
Dow Jones U.S. Industrials Index	UBS AG	2/24/20	1.94%	3,794,959	(138,552)
				$7,378,056	$(280,107)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

 January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 61

Industrials UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$1,568,451	15.3%
Air Freight & Logistics	293,793	2.9%
Building Products	208,846	2.0%
Chemicals	98,030	1.0%
Commercial Services & Supplies	260,500	2.5%
Construction & Engineering	84,057	0.8%
Construction Materials	88,434	0.9%
Containers & Packaging	277,191	2.7%
Electrical Equipment	350,315	3.4%
Electronic Equipment, Instruments & Components	394,452	3.8%
Industrial Conglomerates	794,028	7.7%
IT Services	1,541,378	15.0%
Life Sciences Tools & Services	21,918	0.2%
Machinery	1,037,907	10.1%
Marine	9,308	0.1%
Paper & Forest Products	7,701	0.1%
Professional Services	208,318	2.0%
Road & Rail	614,429	6.0%
Trading Companies & Distributors	165,316	1.6%
Transportation Infrastructure	7,322	0.1%
Other**	2,242,812	21.8%
Total	$10,274,506	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

62 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (79.0%)

	Shares	Value
2U, Inc.* (Software)	46,698	$925,087
8x8, Inc.* (Software)	65,222	1,214,434
Akamai Technologies, Inc.* (IT Services)	31,912	2,978,985
Alphabet, Inc.*—Class A (Interactive Media & Services)	4,060	5,817,087
Alphabet, Inc.*—Class C (Interactive Media & Services)	4,050	5,808,632
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	5,973	11,998,084
Arista Networks, Inc.* (Communications Equipment)	12,458	2,782,370
Box, Inc.*—Class A (Software)	77,111	1,158,978
Ciena Corp.* (Communications Equipment)	51,480	2,093,692
Cisco Systems, Inc. (Communications Equipment)	146,603	6,739,339
Citrix Systems, Inc. (Software)	24,326	2,948,798
CommScope Holding Co., Inc.* (Communications Equipment)	100,076	1,219,426
Cornerstone OnDemand, Inc.* (Software)	24,837	1,460,416
DocuSign, Inc.* (Software)	31,012	2,434,752
Dropbox, Inc.* (Software)	89,556	1,524,243
E*TRADE Financial Corp. (Capital Markets)	52,523	2,238,530
eBay, Inc. (Internet & Direct Marketing Retail)	102,171	3,428,858
Etsy, Inc.* (Internet & Direct Marketing Retail)	42,218	2,060,661
Expedia Group, Inc. (Internet & Direct Marketing Retail)	25,415	2,756,257
Facebook, Inc.*—Class A (Interactive Media & Services)	44,069	8,897,971
GoDaddy, Inc.*—Class A (IT Services)	37,960	2,551,292
Groupon, Inc.* (Internet & Direct Marketing Retail)	352,998	1,016,634
GrubHub, Inc.* (Internet & Direct Marketing Retail)	38,197	2,068,368
Hubspot, Inc.* (Software)	12,722	2,301,919
j2 Global, Inc. (Software)	17,505	1,678,029
Juniper Networks, Inc. (Communications Equipment)	88,933	2,040,123
LogMeIn, Inc. (Software)	19,734	1,696,532
Netflix, Inc.* (Entertainment)	18,730	6,463,536
New Relic, Inc.* (Software)	22,194	1,465,026
Okta, Inc.* (IT Services)	23,190	2,969,480
PayPal Holdings, Inc.* (IT Services)	51,792	5,898,591
Pinterest, Inc.*—Class A (Interactive Media & Services)	59,178	1,303,691
Pluralsight, Inc.*—Class A (Software)	62,702	1,215,792
Salesforce.com, Inc.* (Software)	36,705	6,691,689
Smartsheet, Inc.* (Software)	36,744	1,781,349
Snap, Inc.* (Interactive Media & Services)	172,926	3,178,380
TD Ameritrade Holding Corp. (Capital Markets)	51,987	2,468,343
Twitter, Inc.* (Interactive Media & Services)	111,008	3,605,540
Veeva Systems, Inc.*—Class A (Health Care Technology)	21,568	3,162,084
VeriSign, Inc.* (IT Services)	16,492	3,432,645
Vonage Holdings Corp.* (Diversified Telecommunication Services)	151,628	1,344,940
TOTAL COMMON STOCKS (Cost $63,160,607)		128,820,583

Repurchase Agreements(a)(b) (23.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $38,525,676	$38,521,000	$38,521,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,521,000)		38,521,000
TOTAL INVESTMENT SECURITIES (Cost $101,681,607)—102.6%		167,341,583
Net other assets (liabilities)—(2.6)%		(4,252,616)
NET ASSETS—100.0%		$163,088,967

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $24,677,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	2/24/20	2.09%	$54,155,146	$(1,977,713)
Dow Jones Internet Composite Index	UBS AG	2/24/20	1.94%	61,409,879	(2,016,249)
				$115,565,025	$(3,993,962)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 63

Internet UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Capital Markets	$4,706,873	2.9%
Communications Equipment	14,874,950	9.1%
Diversified Telecommunication Services	1,344,940	0.8%
Entertainment	6,463,536	4.0%
Health Care Technology	3,162,084	1.9%
Interactive Media & Services	28,611,302	17.6%
Internet & Direct Marketing Retail	23,328,862	14.3%
IT Services	17,830,992	10.9%
Software	28,497,044	17.5%
Other**	34,268,384	21.0%
Total	$163,088,967	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

64 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (100.1%)

	Shares		Value
Abbott Laboratories (Health Care Equipment & Supplies)	1,476		$128,618
AbbVie, Inc. (Biotechnology)	1,126		91,229
ABIOMED, Inc.* (Health Care Equipment & Supplies)	35		6,520
Accenture PLC—Class A (IT Services)	575		117,996
Adobe, Inc.* (Software)	697		244,745
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,603		75,341
Agilent Technologies, Inc. (Life Sciences Tools & Services)	255		21,053
Air Products & Chemicals, Inc. (Chemicals)	317		75,671
Akamai Technologies, Inc.* (IT Services)	169		15,776
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	89		14,525
Alexion Pharmaceuticals, Inc.* (Biotechnology)	185		18,387
Align Technology, Inc.* (Health Care Equipment & Supplies)	103		26,481
Allegion PLC (Building Products)	134		17,329
Alphabet, Inc.*—Class A (Interactive Media & Services)	279		399,746
Alphabet, Inc.*—Class C (Interactive Media & Services)	430		616,719
Altria Group, Inc. (Tobacco)	1,049		49,859
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	600		1,205,232
American Express Co. (Consumer Finance)	579		75,195
American Tower Corp. (Equity Real Estate Investment Trusts)	635		147,154
American Water Works Co., Inc. (Water Utilities)	130		17,706
Ameriprise Financial, Inc. (Capital Markets)	118		19,518
AMETEK, Inc. (Electrical Equipment)	328		31,865
Amgen, Inc. (Biotechnology)	504		108,889
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	428		42,573
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	531		58,277
ANSYS, Inc.* (Software)	124		34,017
Aon PLC (Insurance)	212		46,693
Apache Corp. (Oil, Gas & Consumable Fuels)	337		9,247
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,004		1,858,298
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,330		77,127
Arconic, Inc. (Aerospace & Defense)	279		8,356
Arista Networks, Inc.* (Communications Equipment)	78		17,421
Arthur J. Gallagher & Co. (Insurance)	137		14,052
Autodesk, Inc.* (Software)	317		62,401
Automatic Data Processing, Inc. (IT Services)	384		65,814
AutoZone, Inc.* (Specialty Retail)	33		34,913
Avery Dennison Corp. (Containers & Packaging)	85		11,155
Ball Corp. (Containers & Packaging)	333		24,036
Baxter International, Inc. (Health Care Equipment & Supplies)	332		29,621
BlackRock, Inc.—Class A (Capital Markets)	87		45,879
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	59		108,002
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	90		12,902
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,185		49,616
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,855		116,772
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	567		173,026
Broadridge Financial Solutions, Inc. (IT Services)	116		13,821
Brown-Forman Corp.—Class B (Beverages)	263		17,789
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	371		5,227
Cadence Design Systems, Inc.* (Software)	404		29,132
Campbell Soup Co. (Food Products)	109		5,275
CarMax, Inc.* (Specialty Retail)	238		23,096
Caterpillar, Inc. (Machinery)	469		61,604
CBOE Global Markets, Inc. (Capital Markets)	160		19,715
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	484		29,548
CDW Corp. (Electronic Equipment, Instruments & Components)	208		27,134
Celanese Corp. (Chemicals)	174		18,009
Centene Corp.* (Health Care Providers & Services)	—	†	1
Cerner Corp. (Health Care Technology)	285		20,472
Charter Communications, Inc.*—Class A (Media)	226		116,946
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	35		30,337
Church & Dwight Co., Inc. (Household Products)	191		14,176
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	82		3,599
Cincinnati Financial Corp. (Insurance)	101		10,600
Cintas Corp. (Commercial Services & Supplies)	121		33,755
Citrix Systems, Inc. (Software)	90		10,910
CME Group, Inc. (Capital Markets)	263		57,100
Colgate-Palmolive Co. (Household Products)	556		41,022
Comcast Corp.—Class A (Media)	3,657		157,946
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,577		93,721
Copart, Inc.* (Commercial Services & Supplies)	295		29,931
Corning, Inc. (Electronic Equipment, Instruments & Components)	520		13,879
Costco Wholesale Corp. (Food & Staples Retailing)	375		114,570
Coty, Inc.—Class A (Personal Products)	200		2,052
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	346		51,845
CSX Corp. (Road & Rail)	560		42,750
Cummins, Inc. (Machinery)	139		22,236
D.R. Horton, Inc. (Household Durables)	484		28,653
Danaher Corp. (Health Care Equipment & Supplies)	587		94,431
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	82		9,547
Deere & Co. (Machinery)	266		42,182
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	170		9,520
Discover Financial Services (Consumer Finance)	278		20,886
Dollar General Corp. (Multiline Retail)	366		56,148
Dover Corp. (Machinery)	124		14,117
Dow, Inc. (Chemicals)	1,066		49,111
Duke Realty Corp. (Equity Real Estate Investment Trusts)	312		11,329

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 65

Common Stocks, continued

	Shares	Value
eBay, Inc. (Internet & Direct Marketing Retail)	1,100	$36,916
Ecolab, Inc. (Chemicals)	183	35,888
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	298	65,518
Electronic Arts, Inc.* (Entertainment)	223	24,066
Eli Lilly & Co. (Pharmaceuticals)	670	93,559
Emerson Electric Co. (Electrical Equipment)	474	33,953
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	420	30,622
Equifax, Inc. (Professional Services)	104	15,590
Equinix, Inc. (Equity Real Estate Investment Trusts)	123	72,537
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	48	14,868
Expeditors International of Washington, Inc. (Air Freight & Logistics)	128	9,349
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	107	11,843
Facebook, Inc.*—Class A (Interactive Media & Services)	3,460	698,608
Fastenal Co. (Trading Companies & Distributors)	580	20,230
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	43	5,376
First Horizon National Corp. (Banks)	1	13
First Republic Bank (Banks)	119	13,195
Fiserv, Inc.* (IT Services)	822	97,497
FleetCor Technologies, Inc.* (IT Services)	125	39,404
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	94	4,845
FMC Corp. (Chemicals)	186	17,780
Fortinet, Inc.* (Software)	205	23,649
Fortune Brands Home & Security, Inc. (Building Products)	200	13,742
Freeport-McMoRan, Inc. (Metals & Mining)	1,150	12,765
Garmin, Ltd. (Household Durables)	210	20,360
Gartner, Inc.* (IT Services)	129	20,741
Global Payments, Inc. (IT Services)	212	41,435
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	335	12,057
Hess Corp. (Oil, Gas & Consumable Fuels)	373	21,101
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	406	43,767
Hologic, Inc.* (Health Care Equipment & Supplies)	211	11,293
Honeywell International, Inc. (Industrial Conglomerates)	472	81,760
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	33	8,613
IDEX Corp. (Machinery)	62	10,159
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	124	33,605
IHS Markit, Ltd.* (Professional Services)	422	33,278
Illinois Tool Works, Inc. (Machinery)	257	44,970
Illumina, Inc.* (Life Sciences Tools & Services)	128	37,129
Incyte Corp.* (Biotechnology)	260	18,998
Ingersoll-Rand PLC (Machinery)	213	28,378
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,568	228,103
Intercontinental Exchange, Inc. (Capital Markets)	442	44,085
Intuit, Inc. (Software)	375	105,143
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	165	92,364
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	26	3,319
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	178	27,635
J.B. Hunt Transport Services, Inc. (Road & Rail)	73	7,879
Jack Henry & Associates, Inc. (IT Services)	58	8,673
Johnson & Johnson (Pharmaceuticals)	1,590	236,703
JPMorgan Chase & Co. (Banks)	2,165	286,559
Kansas City Southern Industries, Inc. (Road & Rail)	144	24,291
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	268	24,921
Kimberly-Clark Corp. (Household Products)	242	34,664
KLA Corp. (Semiconductors & Semiconductor Equipment)	228	37,789
L3Harris Technologies, Inc. (Aerospace & Defense)	318	70,383
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	209	62,326
Lamb Weston Holding, Inc. (Food Products)	115	10,501
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	277	18,091
Leggett & Platt, Inc. (Household Durables)	126	5,996
Leidos Holdings, Inc. (IT Services)	95	9,545
Linde PLC (Chemicals)	548	111,315
Live Nation Entertainment, Inc.* (Entertainment)	138	9,406
LKQ Corp.* (Distributors)	232	7,583
Lockheed Martin Corp. (Aerospace & Defense)	357	152,838
Lowe's Cos., Inc. (Specialty Retail)	727	84,506
MarketAxess Holdings, Inc. (Capital Markets)	55	19,480
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	391	54,722
Marsh & McLennan Cos., Inc. (Insurance)	443	49,554
Martin Marietta Materials, Inc. (Construction Materials)	90	23,742
Masco Corp. (Building Products)	410	19,483
MasterCard, Inc.—Class A (IT Services)	1,276	403,139
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	172	10,341
McCormick & Co., Inc. (Food Products)	90	14,703
McDonald's Corp. (Hotels, Restaurants & Leisure)	476	101,850
Merck & Co., Inc. (Pharmaceuticals)	2,015	172,162
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	23	17,415
MGM Resorts International (Hotels, Restaurants & Leisure)	454	14,101
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	345	33,631
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,592	84,519
Microsoft Corp. (Software)	10,970	1,867,423
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	76	10,428
Monster Beverage Corp.* (Beverages)	368	24,509
Moody's Corp. (Capital Markets)	234	60,089
Motorola Solutions, Inc. (Communications Equipment)	246	43,542

See accompanying notes to the financial statements.

66 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
MSCI, Inc.—Class A (Capital Markets)	122	$34,868
Nasdaq, Inc. (Capital Markets)	77	8,967
National Oilwell Varco, Inc. (Energy Equipment & Services)	172	3,545
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	152	8,117
Netflix, Inc.* (Entertainment)	629	217,062
NextEra Energy, Inc. (Electric Utilities)	372	99,771
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,202	115,753
Norfolk Southern Corp. (Road & Rail)	203	42,267
Northrop Grumman Corp. (Aerospace & Defense)	226	84,653
NortonLifelock, Inc. (Software)	513	14,579
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	365	13,465
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	880	208,058
NVR, Inc.* (Household Durables)	5	19,085
Old Dominion Freight Line, Inc. (Road & Rail)	91	17,857
Oracle Corp. (Software)	1,872	98,186
O'Reilly Automotive, Inc.* (Specialty Retail)	107	43,453
PACCAR, Inc. (Machinery)	497	36,882
Parker-Hannifin Corp. (Machinery)	102	19,960
Paychex, Inc. (IT Services)	309	26,503
Paycom Software, Inc.* (Software)	71	22,589
PayPal Holdings, Inc.* (IT Services)	1,687	192,132
PepsiCo, Inc. (Beverages)	963	136,765
PerkinElmer, Inc. (Life Sciences Tools & Services)	91	8,416
Philip Morris International, Inc. (Tobacco)	984	81,377
Phillips 66 (Oil, Gas & Consumable Fuels)	321	29,330
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	147	19,845
PPG Industries, Inc. (Chemicals)	174	20,852
Prologis, Inc. (Equity Real Estate Investment Trusts)	519	48,205
Public Storage (Equity Real Estate Investment Trusts)	94	21,033
PulteGroup, Inc. (Household Durables)	368	16,431
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	168	17,784
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,643	140,164
Quanta Services, Inc. (Construction & Engineering)	93	3,641
Raytheon Co. (Aerospace & Defense)	241	53,247
Realty Income Corp. (Equity Real Estate Investment Trusts)	210	16,466
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	77	26,021
Republic Services, Inc.—Class A (Commercial Services & Supplies)	142	13,497
ResMed, Inc. (Health Care Equipment & Supplies)	208	33,066
Rockwell Automation, Inc. (Electrical Equipment)	92	17,633
Rollins, Inc. (Commercial Services & Supplies)	96	3,643
Roper Technologies, Inc. (Industrial Conglomerates)	148	56,486
Ross Stores, Inc. (Specialty Retail)	522	58,563
S&P Global, Inc. (Capital Markets)	351	103,099
Salesforce.com, Inc.* (Software)	1,275	232,445
SBA Communications Corp. (Equity Real Estate Investment Trusts)	161	40,179
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	201	11,455
Sempra Energy (Multi-Utilities)	182	29,236
ServiceNow, Inc.* (Software)	270	91,322
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	176	23,434
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	143	16,180
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,698	144,041
STERIS PLC (Health Care Equipment & Supplies)	65	9,795
Stryker Corp. (Health Care Equipment & Supplies)	305	64,264
SVB Financial Group* (Banks)	48	11,536
Synchrony Financial (Consumer Finance)	856	27,743
Synopsys, Inc.* (Software)	214	31,567
Sysco Corp. (Food & Staples Retailing)	332	27,270
T. Rowe Price Group, Inc. (Capital Markets)	249	33,249
Take-Two Interactive Software, Inc.* (Entertainment)	162	20,192
Target Corp. (Multiline Retail)	466	51,605
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	241	22,215
Teleflex, Inc. (Health Care Equipment & Supplies)	68	25,263
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	834	100,622
The Boeing Co. (Aerospace & Defense)	338	107,575
The Charles Schwab Corp. (Capital Markets)	1,202	54,751
The Coca-Cola Co. (Beverages)	2,220	129,648
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	41	14,222
The Estee Lauder Co., Inc. (Personal Products)	320	62,451
The Hershey Co. (Food Products)	144	22,344
The Home Depot, Inc. (Specialty Retail)	1,113	253,874
The Procter & Gamble Co. (Household Products)	2,081	259,335
The Progressive Corp. (Insurance)	513	41,394
The Sherwin-Williams Co. (Chemicals)	118	65,725
The TJX Cos., Inc. (Specialty Retail)	1,744	102,966
The Walt Disney Co. (Entertainment)	1,581	218,668
The Western Union Co. (IT Services)	605	16,275
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	576	180,396
Tiffany & Co. (Specialty Retail)	157	21,041
Tractor Supply Co. (Specialty Retail)	84	7,808
TransDigm Group, Inc. (Aerospace & Defense)	73	46,959
Tyson Foods, Inc.—Class A (Food Products)	207	17,104
UDR, Inc. (Equity Real Estate Investment Trusts)	200	9,582
Ulta Beauty, Inc.* (Specialty Retail)	46	12,324
Union Pacific Corp. (Road & Rail)	618	110,882
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	453	46,895
United Rentals, Inc.* (Trading Companies & Distributors)	107	14,519
United Technologies Corp. (Aerospace & Defense)	617	92,673
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	73	10,262

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 67

Common Stocks, continued

	Shares	Value
VeriSign, Inc.* (IT Services)	78	$16,235
Verisk Analytics, Inc.—Class A (Professional Services)	161	26,158
Vertex Pharmaceuticals, Inc.* (Biotechnology)	370	84,009
VF Corp. (Textiles, Apparel & Luxury Goods)	251	20,825
Visa, Inc.—Class A (IT Services)	2,461	489,666
Vulcan Materials Co. (Construction Materials)	189	26,768
Waste Management, Inc. (Commercial Services & Supplies)	324	39,431
Waters Corp.* (Life Sciences Tools & Services)	58	12,980
Willis Towers Watson PLC (Insurance)	89	18,805
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	139	17,536
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	268	9,533
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	226	19,092
Xylem, Inc. (Machinery)	154	12,576
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	436	46,116
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	77	18,405
Zoetis, Inc. (Pharmaceuticals)	685	91,934
TOTAL COMMON STOCKS (Cost $10,327,734)		20,605,453

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $23,003	$23,000	$23,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,000)		23,000
TOTAL INVESTMENT SECURITIES (Cost $10,350,734)—100.2%		20,628,453
Net other assets (liabilities)—(0.2)%		(39,375)
NET ASSETS—100.0%		$20,589,078

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

68 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Large-Cap Growth ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$625,298	3.0%
Air Freight & Logistics	56,244	0.3%
Banks	311,303	1.5%
Beverages	308,711	1.5%
Biotechnology	347,533	1.7%
Building Products	50,554	0.2%
Capital Markets	500,801	2.4%
Chemicals	394,351	1.9%
Commercial Services & Supplies	120,257	0.6%
Communications Equipment	60,963	0.3%
Construction & Engineering	3,641	NM
Construction Materials	50,510	0.2%
Consumer Finance	123,824	0.6%
Containers & Packaging	35,191	0.2%
Distributors	7,583	NM
Electric Utilities	99,770	0.5%
Electrical Equipment	83,451	0.4%
Electronic Equipment, Instruments & Components	157,291	0.8%
Energy Equipment & Services	3,545	NM
Entertainment	489,394	2.4%
Equity Real Estate Investment Trusts	523,763	2.5%
Food & Staples Retailing	141,840	0.7%
Food Products	69,927	0.3%
Health Care Equipment & Supplies	704,459	3.4%
Health Care Providers & Services	1	NM
Health Care Technology	20,472	0.1%
Hotels, Restaurants & Leisure	480,108	2.3%
Household Durables	90,525	0.4%
Household Products	349,196	1.7%
Independent Power and Renewable Electricity Producers	13,465	0.1%
Industrial Conglomerates	138,246	0.7%
Insurance	181,098	0.9%
Interactive Media & Services	1,715,073	8.4%
Internet & Direct Marketing Retail	1,350,150	6.6%
IT Services	1,574,652	7.7%
Life Sciences Tools & Services	305,024	1.5%
Machinery	293,064	1.4%
Media	274,892	1.3%
Metals & Mining	12,765	0.1%
Multiline Retail	107,753	0.5%
Multi-Utilities	29,236	0.1%
Oil, Gas & Consumable Fuels	212,692	1.0%
Personal Products	64,503	0.3%
Pharmaceuticals	711,130	3.5%
Professional Services	75,026	0.4%
Real Estate Management & Development	29,548	0.1%
Road & Rail	245,926	1.2%
Semiconductors & Semiconductor Equipment	1,342,380	6.5%
Software	2,868,108	14.0%
Specialty Retail	642,544	3.1%
Technology Hardware, Storage & Peripherals	1,887,403	9.3%
Textiles, Apparel & Luxury Goods	136,578	0.7%
Tobacco	131,236	0.6%
Trading Companies & Distributors	34,749	0.2%
Water Utilities	17,706	0.1%
Other**	(16,375)	(0.1)%
Total	$20,589,078	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 69

Common Stocks (99.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,156	$183,411
A.O. Smith Corp. (Building Products)	276	11,782
Abbott Laboratories (Health Care Equipment & Supplies)	1,493	130,100
AbbVie, Inc. (Biotechnology)	1,398	113,266
ABIOMED, Inc.* (Health Care Equipment & Supplies)	40	7,452
Accenture PLC—Class A (IT Services)	473	97,064
Activision Blizzard, Inc. (Entertainment)	1,544	90,293
Advance Auto Parts, Inc. (Specialty Retail)	138	18,182
Aflac, Inc. (Insurance)	1,474	76,014
Agilent Technologies, Inc. (Life Sciences Tools & Services)	267	22,044
Akamai Technologies, Inc.* (IT Services)	91	8,495
Alaska Air Group, Inc. (Airlines)	247	15,954
Albemarle Corp. (Chemicals)	213	17,100
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	106	17,299
Alexion Pharmaceuticals, Inc.* (Biotechnology)	187	18,586
Allergan PLC (Pharmaceuticals)	661	123,369
Alliance Data Systems Corp. (IT Services)	83	8,532
Alliant Energy Corp. (Electric Utilities)	483	28,671
Altria Group, Inc. (Tobacco)	2,291	108,891
Amcor PLC (Containers & Packaging)	3,258	34,501
Ameren Corp. (Multi-Utilities)	494	40,533
American Airlines Group, Inc. (Airlines)	783	21,016
American Electric Power Co., Inc. (Electric Utilities)	994	103,595
American Express Co. (Consumer Finance)	541	70,260
American International Group, Inc. (Insurance)	1,748	87,853
American Water Works Co., Inc. (Water Utilities)	182	24,788
Ameriprise Financial, Inc. (Capital Markets)	89	14,721
AmerisourceBergen Corp. (Health Care Providers & Services)	301	25,754
Amgen, Inc. (Biotechnology)	490	105,865
Anthem, Inc. (Health Care Providers & Services)	510	135,293
Aon PLC (Insurance)	174	38,324
Apache Corp. (Oil, Gas & Consumable Fuels)	286	7,848
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	299	15,760
Aptiv PLC (Auto Components)	513	43,497
Archer-Daniels-Midland Co. (Food Products)	1,119	50,086
Arconic, Inc. (Aerospace & Defense)	389	11,651
Arthur J. Gallagher & Co. (Insurance)	184	18,873
Assurant, Inc. (Insurance)	121	15,798
AT&T, Inc. (Diversified Telecommunication Services)	14,686	552,488
Atmos Energy Corp. (Gas Utilities)	240	28,087
Automatic Data Processing, Inc. (IT Services)	330	56,559
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	280	60,672
Avery Dennison Corp. (Containers & Packaging)	48	6,300
Baker Hughes Co.—Class A (Energy Equipment & Services)	1,307	28,310
Ball Corp. (Containers & Packaging)	190	13,714
Bank of America Corp. (Banks)	16,275	534,308
Baxter International, Inc. (Health Care Equipment & Supplies)	566	50,499
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	544	149,697
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	3,933	882,683
Best Buy Co., Inc. (Specialty Retail)	458	38,788
Biogen, Inc.* (Biotechnology)	364	97,861
BlackRock, Inc.—Class A (Capital Markets)	116	61,173
BorgWarner, Inc. (Auto Components)	416	14,265
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	162	23,223
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,149	48,109
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,120	133,454
Broadridge Financial Solutions, Inc. (IT Services)	67	7,983
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	272	19,644
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	304	4,283
Campbell Soup Co. (Food Products)	190	9,194
Capital One Financial Corp. (Consumer Finance)	937	93,512
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	304	9,108
Cardinal Health, Inc. (Health Care Providers & Services)	589	30,163
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	804	34,998
Caterpillar, Inc. (Machinery)	456	59,897
Centene Corp.* (Health Care Providers & Services)	1,172	73,613
CenterPoint Energy, Inc. (Multi-Utilities)	1,009	26,718
CenturyLink, Inc. (Diversified Telecommunication Services)	1,973	26,951
Cerner Corp. (Health Care Technology)	233	16,736
CF Industries Holdings, Inc. (Chemicals)	438	17,643
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,800	407,132
Chubb, Ltd. (Insurance)	911	138,462
Church & Dwight Co., Inc. (Household Products)	226	16,774
Cigna Corp. (Health Care Providers & Services)	751	144,477
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	94	4,126
Cincinnati Financial Corp. (Insurance)	164	17,212
Cisco Systems, Inc. (Communications Equipment)	8,527	391,986
Citigroup, Inc. (Banks)	4,390	326,660
Citizens Financial Group, Inc. (Banks)	875	32,620
Citrix Systems, Inc. (Software)	118	14,304
CME Group, Inc. (Capital Markets)	353	76,639
CMS Energy Corp. (Multi-Utilities)	571	39,119
Cognizant Technology Solutions Corp. (IT Services)	1,102	67,641
Colgate-Palmolive Co. (Household Products)	948	69,943
Comcast Corp.—Class A (Media)	4,015	173,407
Comerica, Inc. (Banks)	290	17,736
Conagra Brands, Inc. (Food Products)	979	32,229
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	404	30,615
Consolidated Edison, Inc. (Multi-Utilities)	669	62,886

See accompanying notes to the financial statements.

70 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Constellation Brands, Inc.—Class A (Beverages)	338	$63,645
Corning, Inc. (Electronic Equipment, Instruments & Components)	820	21,886
Corteva, Inc. (Chemicals)	1,503	43,467
Costco Wholesale Corp. (Food & Staples Retailing)	366	111,820
Coty, Inc.—Class A (Personal Products)	316	3,242
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	351	52,594
CSX Corp. (Road & Rail)	783	59,774
Cummins, Inc. (Machinery)	114	18,237
CVS Health Corp. (Health Care Providers & Services)	2,615	177,349
Danaher Corp. (Health Care Equipment & Supplies)	463	74,483
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	134	15,602
DaVita, Inc.* (Health Care Providers & Services)	180	14,377
Deere & Co. (Machinery)	261	41,389
Delta Air Lines, Inc. (Airlines)	1,157	64,490
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	210	11,760
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	778	16,898
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	324	24,106
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	419	51,533
Discover Financial Services (Consumer Finance)	240	18,031
Discovery, Inc.* (Media)	318	9,305
Discovery, Inc.*—Class C (Media)	673	18,689
Dish Network Corp.*—Class A (Media)	513	18,858
Dollar Tree, Inc.* (Multiline Retail)	475	41,358
Dominion Energy, Inc. (Multi-Utilities)	1,655	141,917
Dover Corp. (Machinery)	120	13,662
DTE Energy Co. (Multi-Utilities)	386	51,187
Duke Energy Corp. (Electric Utilities)	1,467	143,223
Duke Realty Corp. (Equity Real Estate Investment Trusts)	302	10,966
DuPont de Nemours, Inc. (Chemicals)	1,490	76,257
DXC Technology Co. (IT Services)	515	16,418
E*TRADE Financial Corp. (Capital Markets)	456	19,435
Eastman Chemical Co. (Chemicals)	274	19,528
Eaton Corp. PLC (Electrical Equipment)	831	78,504
Ecolab, Inc. (Chemicals)	246	48,243
Edison International (Electric Utilities)	721	55,193
Electronic Arts, Inc.* (Entertainment)	276	29,786
Eli Lilly & Co. (Pharmaceuticals)	765	106,825
Emerson Electric Co. (Electrical Equipment)	563	40,328
Entergy Corp. (Electric Utilities)	400	52,608
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	584	42,579
Equifax, Inc. (Professional Services)	98	14,690
Equity Residential (Equity Real Estate Investment Trusts)	703	58,404
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	65	20,134
Everest Re Group, Ltd. (Insurance)	82	22,679
Evergy, Inc. (Electric Utilities)	458	33,049
Eversource Energy (Electric Utilities)	651	60,178
Exelon Corp. (Electric Utilities)	1,953	92,943
Expedia Group, Inc. (Internet & Direct Marketing Retail)	280	30,366
Expeditors International of Washington, Inc. (Air Freight & Logistics)	164	11,979
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	110	12,175
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,506	528,392
F5 Networks, Inc.* (Communications Equipment)	122	14,899
Fastenal Co. (Trading Companies & Distributors)	346	12,068
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	82	10,252
FedEx Corp. (Air Freight & Logistics)	483	69,861
Fidelity National Information Services, Inc. (IT Services)	1,236	177,564
Fifth Third Bancorp (Banks)	1,427	40,598
First Horizon National Corp. (Banks)	1	14
First Republic Bank (Banks)	171	18,960
FirstEnergy Corp. (Electric Utilities)	1,087	55,209
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	141	7,267
Flowserve Corp. (Machinery)	263	12,277
Ford Motor Co. (Automobiles)	7,828	69,043
Fortive Corp. (Machinery)	594	44,508
Fox Corp.—Class A (Media)	712	26,401
Fox Corp.—Class B (Media)	326	11,844
Franklin Resources, Inc. (Capital Markets)	559	14,143
Freeport-McMoRan, Inc. (Metals & Mining)	1,312	14,563
General Dynamics Corp. (Aerospace & Defense)	471	82,632
General Electric Co. (Industrial Conglomerates)	17,559	218,610
General Mills, Inc. (Food Products)	1,216	63,500
General Motors Co. (Automobiles)	2,528	84,410
Genuine Parts Co. (Distributors)	293	27,416
Gilead Sciences, Inc. (Biotechnology)	2,543	160,717
Global Payments, Inc. (IT Services)	308	60,199
Globe Life, Inc. (Insurance)	202	21,061
H&R Block, Inc. (Diversified Consumer Services)	392	9,094
Halliburton Co. (Energy Equipment & Services)	1,767	38,538
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	727	10,004
Harley-Davidson, Inc. (Automobiles)	310	10,354
Hartford Financial Services Group, Inc. (Insurance)	724	42,919
Hasbro, Inc. (Leisure Products)	258	26,282
HCA Healthcare, Inc. (Health Care Providers & Services)	532	73,842
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	529	19,039
Helmerich & Payne, Inc. (Energy Equipment & Services)	218	8,840
Henry Schein, Inc.* (Health Care Providers & Services)	294	20,268
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,600	36,218

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 71

Common Stocks, continued

	Shares	Value
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	298	$13,386
Hologic, Inc.* (Health Care Equipment & Supplies)	248	13,273
Honeywell International, Inc. (Industrial Conglomerates)	777	134,592
Hormel Foods Corp. (Food Products)	559	26,418
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,440	23,530
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,979	63,512
Humana, Inc. (Health Care Providers & Services)	266	89,440
Huntington Bancshares, Inc. (Banks)	2,077	28,185
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	35	9,135
IDEX Corp. (Machinery)	64	10,486
IHS Markit, Ltd.* (Professional Services)	217	17,113
Illinois Tool Works, Inc. (Machinery)	229	40,070
Illumina, Inc.* (Life Sciences Tools & Services)	118	34,228
Ingersoll-Rand PLC (Machinery)	183	24,381
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,760	240,377
Intercontinental Exchange, Inc. (Capital Markets)	504	50,269
International Business Machines Corp. (IT Services)	1,781	255,982
International Flavors & Fragrances, Inc.(a) (Chemicals)	214	28,058
International Paper Co. (Containers & Packaging)	789	32,128
Invesco, Ltd. (Capital Markets)	749	12,958
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	37	4,724
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	113	17,543
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	575	18,176
J.B. Hunt Transport Services, Inc. (Road & Rail)	69	7,447
Jack Henry & Associates, Inc. (IT Services)	73	10,916
Jacobs Engineering Group, Inc. (Construction & Engineering)	273	25,260
Johnson & Johnson (Pharmaceuticals)	3,067	456,585
Johnson Controls International PLC (Building Products)	1,549	61,108
JPMorgan Chase & Co. (Banks)	3,277	433,744
Juniper Networks, Inc. (Communications Equipment)	672	15,416
Kellogg Co. (Food Products)	501	34,173
KeyCorp (Banks)	1,981	37,065
Kimberly-Clark Corp. (Household Products)	352	50,420
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	849	16,173
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,917	81,748
Kohl's Corp. (Multiline Retail)	316	13,509
L Brands, Inc. (Specialty Retail)	467	10,816
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	194	34,028
Lamb Weston Holding, Inc. (Food Products)	133	12,144
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	293	19,136
Leggett & Platt, Inc. (Household Durables)	90	4,283
Leidos Holdings, Inc. (IT Services)	134	13,463
Lennar Corp.—Class A (Household Durables)	563	37,361
Lincoln National Corp. (Insurance)	398	21,683
Linde PLC (Chemicals)	314	63,782
Live Nation Entertainment, Inc.* (Entertainment)	93	6,339
LKQ Corp.* (Distributors)	295	9,642
Loews Corp. (Insurance)	514	26,445
Lowe's Cos., Inc. (Specialty Retail)	525	61,026
LyondellBasell Industries N.V.—Class A (Chemicals)	515	40,098
M&T Bank Corp. (Banks)	265	44,658
Macy's, Inc. (Multiline Retail)	622	9,921
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,609	18,294
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,305	71,123
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1	90
Marsh & McLennan Cos., Inc. (Insurance)	396	44,297
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	303	18,216
McCormick & Co., Inc. (Food Products)	121	19,768
McDonald's Corp. (Hotels, Restaurants & Leisure)	848	181,446
McKesson Corp. (Health Care Providers & Services)	363	51,767
Medtronic PLC (Health Care Equipment & Supplies)	2,694	310,994
Merck & Co., Inc. (Pharmaceuticals)	2,305	196,939
MetLife, Inc. (Insurance)	1,571	78,094
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	18	13,629
MGM Resorts International (Hotels, Restaurants & Leisure)	403	12,517
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	126	17,288
Mohawk Industries, Inc.* (Household Durables)	120	15,802
Molson Coors Beverage Co.—Class B (Beverages)	377	20,954
Mondelez International, Inc.—Class A (Food Products)	2,895	166,115
Monster Beverage Corp.* (Beverages)	255	16,983
Morgan Stanley (Capital Markets)	2,473	129,238
Mylan N.V.* (Pharmaceuticals)	1,039	22,255
Nasdaq, Inc. (Capital Markets)	122	14,208
National Oilwell Varco, Inc. (Energy Equipment & Services)	535	11,026
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	247	13,190
Newell Brands, Inc. (Household Durables)	766	14,960
Newmont Corp. (Metals & Mining)	1,647	74,214
News Corp.—Class A (Media)	781	10,637
News Corp.—Class B (Media)	246	3,437
NextEra Energy, Inc. (Electric Utilities)	462	123,908
Nielsen Holdings PLC (Professional Services)	716	14,606
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	827	79,640

See accompanying notes to the financial statements.

72 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
NiSource, Inc. (Multi-Utilities)	751	$22,012
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	962	19,019
Nordstrom, Inc. (Multiline Retail)	215	7,925
Norfolk Southern Corp. (Road & Rail)	241	50,179
Northern Trust Corp. (Capital Markets)	427	41,765
NortonLifelock, Inc. (Software)	438	12,448
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	429	23,102
Nucor Corp. (Metals & Mining)	610	28,969
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,797	71,377
Omnicom Group, Inc. (Media)	438	32,986
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	830	62,142
Oracle Corp. (Software)	1,742	91,368
Packaging Corp. of America (Containers & Packaging)	190	18,193
Parker-Hannifin Corp. (Machinery)	116	22,700
Paychex, Inc. (IT Services)	211	18,097
Pentair PLC (Machinery)	338	14,510
People's United Financial, Inc. (Banks)	894	13,785
PepsiCo, Inc. (Beverages)	1,459	207,207
PerkinElmer, Inc. (Life Sciences Tools & Services)	96	8,878
Perrigo Co. PLC (Pharmaceuticals)	274	15,629
Pfizer, Inc. (Pharmaceuticals)	11,127	414,370
Philip Morris International, Inc. (Tobacco)	1,750	144,725
Phillips 66 (Oil, Gas & Consumable Fuels)	446	40,751
Pinnacle West Capital Corp. (Electric Utilities)	225	21,980
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	126	17,010
PPG Industries, Inc. (Chemicals)	232	27,803
PPL Corp. (Electric Utilities)	1,454	52,620
Principal Financial Group, Inc. (Insurance)	519	27,481
Prologis, Inc. (Equity Real Estate Investment Trusts)	545	50,620
Prudential Financial, Inc. (Insurance)	807	73,485
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,016	60,147
Public Storage (Equity Real Estate Investment Trusts)	168	37,592
PVH Corp. (Textiles, Apparel & Luxury Goods)	149	12,988
Quanta Services, Inc. (Construction & Engineering)	157	6,147
Quest Diagnostics, Inc. (Health Care Providers & Services)	271	29,992
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	100	11,350
Raymond James Financial, Inc. (Capital Markets)	248	22,675
Raytheon Co. (Aerospace & Defense)	223	49,270
Realty Income Corp. (Equity Real Estate Investment Trusts)	361	28,306
Regency Centers Corp. (Equity Real Estate Investment Trusts)	338	20,970
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	52	17,573
Regions Financial Corp. (Banks)	1,940	30,206
Republic Services, Inc.—Class A (Commercial Services & Supplies)	228	21,671
Robert Half International, Inc. (Professional Services)	236	13,728
Rockwell Automation, Inc. (Electrical Equipment)	100	19,166
Rollins, Inc. (Commercial Services & Supplies)	149	5,655
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	346	40,510
Schlumberger, Ltd. (Energy Equipment & Services)	2,784	93,292
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	187	10,657
Sealed Air Corp. (Containers & Packaging)	311	11,041
Sempra Energy (Multi-Utilities)	312	50,120
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	370	49,266
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	145	16,407
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	163	15,003
Snap-on, Inc. (Machinery)	111	17,719
Southwest Airlines Co. (Airlines)	952	52,341
Stanley Black & Decker, Inc. (Machinery)	304	48,436
State Street Corp. (Capital Markets)	731	55,286
STERIS PLC (Health Care Equipment & Supplies)	77	11,603
Stryker Corp. (Health Care Equipment & Supplies)	220	46,354
SVB Financial Group* (Banks)	39	9,373
Sysco Corp. (Food & Staples Retailing)	565	46,409
T. Rowe Price Group, Inc. (Capital Markets)	122	16,291
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	555	14,302
Target Corp. (Multiline Retail)	367	40,642
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	337	31,064
TechnipFMC PLC (Energy Equipment & Services)	846	13,967
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	714	86,144
Textron, Inc. (Aerospace & Defense)	459	21,082
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,335	26,513
The Allstate Corp. (Insurance)	651	77,170
The Bank of New York Mellon Corp. (Capital Markets)	1,687	75,544
The Boeing Co. (Aerospace & Defense)	601	191,280
The Charles Schwab Corp. (Capital Markets)	621	28,287
The Clorox Co. (Household Products)	254	39,957
The Coca-Cola Co. (Beverages)	4,651	271,619
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	44	15,263
The Gap, Inc. (Specialty Retail)	427	7,434
The Goldman Sachs Group, Inc. (Capital Markets)	641	152,397
The Hershey Co. (Food Products)	98	15,207
The Home Depot, Inc. (Specialty Retail)	636	145,071
The Interpublic Group of Cos., Inc. (Media)	779	17,683
The JM Smucker Co.—Class A (Food Products)	229	23,727
The Kraft Heinz Co. (Food Products)	1,251	36,529
The Kroger Co. (Food & Staples Retailing)	1,613	43,325
The Mosaic Co. (Chemicals)	702	13,928

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 73

Common Stocks, continued

	Shares	Value
The PNC Financial Services Group, Inc (Banks)	881	$130,873
The Procter & Gamble Co. (Household Products)	2,107	262,575
The Progressive Corp. (Insurance)	459	37,037
The Southern Co. (Electric Utilities)	2,109	148,475
The Travelers Cos., Inc. (Insurance)	519	68,311
The Walt Disney Co. (Entertainment)	1,414	195,570
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,436	50,401
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	636	50,365
Tractor Supply Co. (Specialty Retail)	121	11,247
Truist Financial Corp. (Banks)	2,696	139,033
Twitter, Inc.* (Interactive Media & Services)	1,560	50,669
Tyson Foods, Inc.—Class A (Food Products)	309	25,533
U.S. Bancorp (Banks)	2,856	151,996
UDR, Inc. (Equity Real Estate Investment Trusts)	314	15,044
Ulta Beauty, Inc.* (Specialty Retail)	51	13,663
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	378	7,628
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	392	7,040
Union Pacific Corp. (Road & Rail)	530	95,093
United Airlines Holdings , Inc.* (Airlines)	437	32,688
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	776	80,331
United Technologies Corp. (Aerospace & Defense)	768	115,354
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,904	518,744
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	162	22,212
Unum Group (Insurance)	416	11,103
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	825	69,556
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	82	11,527
Ventas, Inc. (Equity Real Estate Investment Trusts)	749	43,337
VeriSign, Inc.* (IT Services)	98	20,398
Verisk Analytics, Inc.—Class A (Professional Services)	102	16,572
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,314	494,184
VF Corp. (Textiles, Apparel & Luxury Goods)	310	25,721
ViacomCBS, Inc.—Class B (Media)	1,087	37,099
Vornado Realty Trust (Equity Real Estate Investment Trusts)	318	20,915
W.R. Berkley Corp. (Insurance)	292	21,471
W.W. Grainger, Inc. (Trading Companies & Distributors)	89	26,938
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,509	76,733
Walmart, Inc. (Food & Staples Retailing)	2,851	326,411
Waste Management, Inc. (Commercial Services & Supplies)	330	40,161
Waters Corp.* (Life Sciences Tools & Services)	49	10,966
WEC Energy Group, Inc. (Multi-Utilities)	634	63,330
Wells Fargo & Co. (Banks)	7,738	363,222
Welltower, Inc. (Equity Real Estate Investment Trusts)	816	69,286
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	598	39,169
Westinghouse Air Brake Technologies Corp. (Machinery)	367	27,107
WestRock Co. (Containers & Packaging)	518	20,202
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,500	43,425
Whirlpool Corp. (Household Durables)	126	18,417
Willis Towers Watson PLC (Insurance)	134	28,313
Xcel Energy, Inc. (Electric Utilities)	1,054	72,926
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	191	16,136
Xylem, Inc. (Machinery)	149	12,167
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	415	61,379
Zions Bancorp (Banks)	343	15,603
TOTAL COMMON STOCKS (Cost $22,148,137)		24,619,536

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $55,007	$55,000	$55,000
TOTAL REPURCHASE AGREEMENTS (Cost $55,000)		55,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(c)	10,963	$10,963
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(c)	3,359	3,359
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(c)	10,430	10,430
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $24,752)		24,752
TOTAL INVESTMENT SECURITIES (Cost $22,227,889)—100.1%		24,699,288
Net other assets (liabilities)—(0.1)%		(36,615)
NET ASSETS—100.0%		$24,662,673

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $23,862.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.

See accompanying notes to the financial statements.

74 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Large-Cap Value ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$480,403	1.9%
Air Freight & Logistics	181,815	0.7%
Airlines	186,489	0.8%
Auto Components	57,762	0.2%
Automobiles	163,807	0.7%
Banks	2,368,638	9.5%
Beverages	580,408	2.4%
Biotechnology	513,868	2.1%
Building Products	72,890	0.3%
Capital Markets	785,029	3.2%
Chemicals	395,907	1.6%
Commercial Services & Supplies	67,487	0.3%
Communications Equipment	422,301	1.7%
Construction & Engineering	31,407	0.1%
Consumer Finance	181,803	0.7%
Containers & Packaging	136,079	0.6%
Distributors	37,058	0.2%
Diversified Consumer Services	9,094	NM
Diversified Financial Services	882,683	3.6%
Diversified Telecommunication Services	1,073,623	4.4%
Electric Utilities	1,044,578	4.2%
Electrical Equipment	137,998	0.6%
Electronic Equipment, Instruments & Components	64,941	0.3%
Energy Equipment & Services	193,973	0.8%
Entertainment	321,988	1.3%
Equity Real Estate Investment Trusts	820,982	3.3%
Food & Staples Retailing	604,698	2.5%
Food Products	514,623	2.1%
Gas Utilities	28,087	0.1%
Health Care Equipment & Supplies	942,493	3.8%
Health Care Providers & Services	1,441,319	5.8%
Health Care Technology	16,736	0.1%
Hotels, Restaurants & Leisure	327,401	1.3%
Household Durables	90,823	0.4%
Household Products	439,669	1.8%
Independent Power and Renewable Electricity Producers	26,513	0.1%
Industrial Conglomerates	536,612	2.2%
Insurance	994,085	4.0%
Interactive Media & Services	50,669	0.2%
Internet & Direct Marketing Retail	30,366	0.1%
IT Services	819,312	3.3%
Leisure Products	26,282	0.1%
Life Sciences Tools & Services	107,288	0.4%
Machinery	407,546	1.7%
Media	360,346	1.5%
Metals & Mining	117,746	0.5%
Multiline Retail	113,355	0.5%
Multi-Utilities	557,969	2.3%
Oil, Gas & Consumable Fuels	1,580,787	6.3%
Personal Products	3,242	NM
Pharmaceuticals	1,469,426	5.9%
Professional Services	76,709	0.3%
Road & Rail	212,493	0.9%
Semiconductors & Semiconductor Equipment	377,280	1.5%
Software	118,120	0.5%
Specialty Retail	306,227	1.2%
Technology Hardware, Storage & Peripherals	162,746	0.7%
Textiles, Apparel & Luxury Goods	177,781	0.7%
Tobacco	253,616	1.0%
Trading Companies & Distributors	39,006	0.2%
Water Utilities	24,788	0.1%
Wireless Telecommunication Services	50,365	0.2%
Other**	43,138	0.2%
Total	$24,662,673	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 75

Common Stocks (66.6%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	259	$15,374
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	340	10,924
ACI Worldwide, Inc.* (Software)	444	15,296
Acuity Brands, Inc. (Electrical Equipment)	152	17,916
Adient PLC* (Auto Components)	332	8,536
Adtalem Global Education, Inc.* (Diversified Consumer Services)	208	7,178
AECOM* (Construction & Engineering)	603	29,083
Affiliated Managers Group, Inc. (Capital Markets)	189	15,092
AGCO Corp. (Machinery)	240	16,834
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	260	5,684
Alleghany Corp.* (Insurance)	55	43,871
Allegheny Technologies, Inc.* (Metals & Mining)	483	8,332
ALLETE, Inc. (Electric Utilities)	198	16,529
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	621	5,328
AMC Networks, Inc.*—Class A (Media)	169	6,184
Amedisys, Inc.* (Health Care Providers & Services)	124	21,885
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	528	24,219
American Eagle Outfitters, Inc. (Specialty Retail)	608	8,755
American Financial Group, Inc. (Insurance)	287	31,223
Antero Midstream Corp.(a) (Oil, Gas & Consumable Fuels)	1,139	5,741
Apergy Corp.* (Energy Equipment & Services)	296	7,655
AptarGroup, Inc. (Containers & Packaging)	245	28,300
Aqua America, Inc. (Water Utilities)	829	43,058
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	313	23,769
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	384	16,093
ASGN, Inc.* (Professional Services)	203	13,741
Ashland Global Holdings, Inc. (Chemicals)	231	17,089
Associated Banc-Corp. (Banks)	610	12,157
AutoNation, Inc.* (Specialty Retail)	225	9,549
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	184	5,067
Avis Budget Group, Inc.* (Road & Rail)	218	7,150
Avnet, Inc. (Electronic Equipment, Instruments & Components)	387	14,122
Axon Enterprise, Inc.* (Aerospace & Defense)	228	17,513
BancorpSouth Bank (Banks)	367	10,485
Bank of Hawaii Corp. (Banks)	155	13,888
Bank OZK (Banks)	463	12,584
Bed Bath & Beyond, Inc.(a) (Specialty Retail)	483	6,883
Belden, Inc. (Electronic Equipment, Instruments & Components)	148	7,292
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	84	30,317
Bio-Techne Corp. (Life Sciences Tools & Services)	147	30,867
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	468	9,603
Black Hills Corp. (Multi-Utilities)	236	19,595
Blackbaud, Inc. (Software)	189	14,804
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	307	9,164
Brighthouse Financial, Inc.* (Insurance)	419	16,299
Brinker International, Inc. (Hotels, Restaurants & Leisure)	144	6,147
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,142	22,794
Brown & Brown, Inc. (Insurance)	899	40,365
Brunswick Corp. (Leisure Products)	313	19,672
Cable One, Inc. (Media)	19	32,376
Cabot Corp. (Chemicals)	218	8,687
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	112	16,297
CACI International, Inc.*—Class A (IT Services)	95	25,406
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	2,141	29,267
Camden Property Trust (Equity Real Estate Investment Trusts)	372	41,824
Cantel Medical Corp. (Health Care Equipment & Supplies)	144	9,369
Carlisle Cos., Inc. (Industrial Conglomerates)	218	34,058
Carpenter Technology Corp. (Metals & Mining)	183	7,272
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	169	17,926
Casey's General Stores, Inc. (Food & Staples Retailing)	141	22,682
Catalent, Inc.* (Pharmaceuticals)	562	34,338
Cathay General Bancorp (Banks)	291	10,493
CDK Global, Inc. (Software)	467	25,069
Ceridian HCM Holding, Inc.* (Software)	387	28,363
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	187	28,906
Chemed Corp. (Health Care Providers & Services)	62	28,956
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	4,498	2,302
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	122	12,224
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	137	19,780
Ciena Corp.* (Communications Equipment)	594	24,157
Cinemark Holdings, Inc. (Entertainment)	408	12,856
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	221	16,975
CIT Group, Inc. (Banks)	364	16,638
Clean Harbors, Inc.* (Commercial Services & Supplies)	197	16,197
CNO Financial Group, Inc. (Insurance)	578	10,167
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	715	5,169
Cognex Corp. (Electronic Equipment, Instruments & Components)	657	33,487
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	93	13,153
Colfax Corp.* (Machinery)	321	11,286
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	112	10,519
Commerce Bancshares, Inc. (Banks)	398	26,929

See accompanying notes to the financial statements.

76 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Commercial Metals Co. (Metals & Mining)	454	$9,330
CommVault Systems, Inc.* (Software)	161	7,248
Compass Minerals International, Inc. (Metals & Mining)	130	7,526
Core Laboratories N.V. (Energy Equipment & Services)	171	6,007
Corecivic, Inc. (Equity Real Estate Investment Trusts)	455	7,257
CoreLogic, Inc.* (IT Services)	305	14,183
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	145	17,030
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	430	12,801
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	563	23,044
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	93	14,222
Crane Co. (Machinery)	196	16,750
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	412	19,154
Cullen/Frost Bankers, Inc. (Banks)	219	19,526
Curtiss-Wright Corp. (Aerospace & Defense)	164	23,851
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,417	33,059
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	435	26,470
Dana, Inc. (Auto Components)	550	8,476
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	108	20,619
Delphi Technologies PLC* (Auto Components)	329	5,047
Deluxe Corp. (Commercial Services & Supplies)	161	7,760
Dick's Sporting Goods, Inc. (Specialty Retail)	245	10,836
Dillard's, Inc.—Class A (Multiline Retail)	38	2,307
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	912	7,041
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	158	44,518
Domtar Corp. (Paper & Forest Products)	220	7,660
Donaldson Co., Inc. (Machinery)	485	25,147
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	633	26,270
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	319	24,911
Dycom Industries, Inc.* (Construction & Engineering)	122	4,931
Eagle Materials, Inc. (Construction Materials)	160	14,587
East West Bancorp, Inc. (Banks)	559	25,625
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	148	20,138
Eaton Vance Corp. (Capital Markets)	435	19,901
Edgewell Personal Care Co.* (Personal Products)	207	5,345
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	250	14,945
EMCOR Group, Inc. (Construction & Engineering)	216	17,749
Encompass Health Corp. (Health Care Providers & Services)	379	29,194
Energizer Holdings, Inc. (Household Products)	247	11,426
EnerSys (Electrical Equipment)	162	11,658
EPR Properties (Equity Real Estate Investment Trusts)	301	21,482
EQT Corp. (Oil, Gas & Consumable Fuels)	979	5,923
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	781	7,552
Etsy, Inc.* (Internet & Direct Marketing Retail)	456	22,257
Evercore Partners, Inc.—Class A (Capital Markets)	151	11,570
Exelixis, Inc.* (Biotechnology)	1,165	20,038
F.N.B. Corp. (Banks)	1,245	14,529
FactSet Research Systems, Inc. (Capital Markets)	147	42,058
Fair Isaac Corp.* (Software)	111	44,664
Federated Hermes, Inc.—Class B (Capital Markets)	369	13,369
First American Financial Corp. (Insurance)	431	26,713
First Financial Bankshares, Inc. (Banks)	521	17,464
First Horizon National Corp. (Banks)	1,193	19,088
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	486	20,752
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	291	14,428
FirstCash, Inc. (Consumer Finance)	164	14,263
Five Below, Inc.* (Specialty Retail)	214	24,229
Flowers Foods, Inc. (Food Products)	738	15,889
Fluor Corp. (Construction & Engineering)	538	9,625
Foot Locker, Inc. (Specialty Retail)	411	15,606
FTI Consulting, Inc.* (Professional Services)	145	17,409
Fulton Financial Corp. (Banks)	629	10,360
GATX Corp. (Trading Companies & Distributors)	136	10,354
Gentex Corp. (Auto Components)	970	28,876
Genworth Financial, Inc.*—Class A (Insurance)	1,930	7,913
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	295	15,423
Graco, Inc. (Machinery)	640	34,016
Graham Holdings Co.—Class B (Diversified Consumer Services)	17	9,337
Grand Canyon Education, Inc.* (Diversified Consumer Services)	185	14,482
Green Dot Corp.*—Class A (Consumer Finance)	181	5,444
Greif, Inc.—Class A (Containers & Packaging)	101	4,082
GrubHub, Inc.* (Internet & Direct Marketing Retail)	351	19,007
Haemonetics Corp.* (Health Care Equipment & Supplies)	194	20,834
Hancock Whitney Corp. (Banks)	335	13,313
Hawaiian Electric Industries, Inc. (Electric Utilities)	418	20,444
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	514	18,535
Healthcare Services Group, Inc. (Commercial Services & Supplies)	283	7,245
HealthEquity, Inc.* (Health Care Providers & Services)	272	17,968
Helen of Troy, Ltd.* (Household Durables)	97	18,337

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 77

Common Stocks, continued

	Shares	Value
Herman Miller, Inc. (Commercial Services & Supplies)	227	$8,774
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	398	19,944
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	256	27,261
HNI Corp. (Commercial Services & Supplies)	164	5,899
Home BancShares, Inc. (Banks)	595	11,376
Hubbell, Inc. (Electrical Equipment)	210	30,078
ICU Medical, Inc.* (Health Care Equipment & Supplies)	74	13,503
IDACORP, Inc. (Electric Utilities)	194	21,765
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	335	11,273
Ingevity Corp.* (Chemicals)	160	10,435
Ingredion, Inc. (Food Products)	256	22,528
Insperity, Inc. (Professional Services)	145	12,669
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	274	15,081
Interactive Brokers Group, Inc.—Class A (Capital Markets)	294	13,818
InterDigital, Inc. (Communications Equipment)	119	6,575
International Bancshares Corp. (Banks)	220	8,668
ITT, Inc. (Machinery)	337	22,606
j2 Global, Inc. (Software)	178	17,063
Jabil, Inc. (Electronic Equipment, Instruments & Components)	534	20,767
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	91	7,439
Janus Henderson Group PLC (Capital Markets)	597	15,086
JBG Smith Properties (Equity Real Estate Investment Trusts)	453	18,369
Jefferies Financial Group, Inc. (Diversified Financial Services)	965	20,883
JetBlue Airways Corp.* (Airlines)	1,108	21,972
John Wiley & Sons, Inc.—Class A (Media)	168	7,328
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	198	33,624
KAR Auction Services, Inc. (Commercial Services & Supplies)	494	10,384
KB Home (Household Durables)	330	12,392
KBR, Inc. (IT Services)	544	14,797
Kemper Corp. (Insurance)	240	17,861
Kennametal, Inc. (Machinery)	319	9,982
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	375	30,964
Kirby Corp.* (Marine)	229	16,783
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	471	17,465
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	331	30,720
Lancaster Colony Corp. (Food Products)	77	11,908
Landstar System, Inc. (Road & Rail)	152	16,834
Lear Corp. (Auto Components)	212	26,114
Legg Mason, Inc. (Capital Markets)	313	12,254
LendingTree, Inc.* (Thrifts & Mortgage Finance)	31	9,647
Lennox International, Inc. (Building Products)	134	31,219
Liberty Property Trust (Equity Real Estate Investment Trusts)	605	37,903
Life Storage, Inc. (Equity Real Estate Investment Trusts)	179	20,259
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	67	5,883
Lincoln Electric Holdings, Inc. (Machinery)	235	20,957
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	93	16,453
LivaNova PLC* (Health Care Equipment & Supplies)	186	12,642
LiveRamp Holdings, Inc.* (IT Services)	260	10,462
LogMeIn, Inc. (Software)	187	16,076
Louisiana-Pacific Corp. (Paper & Forest Products)	451	13,837
Lumentum Holdings, Inc.* (Communications Equipment)	296	22,428
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	346	7,598
Manhattan Associates, Inc.* (Software)	245	20,938
ManpowerGroup, Inc. (Professional Services)	227	20,768
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	144	17,315
Masimo Corp.* (Health Care Equipment & Supplies)	189	32,243
MasTec, Inc.* (Construction & Engineering)	231	13,340
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	419	6,147
Mattel, Inc.* (Leisure Products)	1,330	19,458
MAXIMUS, Inc. (IT Services)	246	17,651
MDU Resources Group, Inc. (Multi-Utilities)	770	22,800
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,986	43,990
MEDNAX, Inc.* (Health Care Providers & Services)	323	7,452
Mercury General Corp. (Insurance)	104	5,105
Mercury Systems, Inc.* (Aerospace & Defense)	214	16,425
Meredith Corp. (Media)	154	4,628
Minerals Technologies, Inc. (Chemicals)	134	7,253
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	210	22,012
Molina Healthcare, Inc.* (Health Care Providers & Services)	240	29,514
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	155	26,531
MSA Safety, Inc. (Commercial Services & Supplies)	137	18,577
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	172	11,708
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	572	11,989
Murphy USA, Inc.* (Specialty Retail)	111	11,341
National Fuel Gas Co. (Gas Utilities)	331	14,296
National Instruments Corp. (Electronic Equipment, Instruments & Components)	453	20,217
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	660	36,960
Navient Corp. (Consumer Finance)	744	10,699
NCR Corp.* (Technology Hardware, Storage & Peripherals)	489	16,489
Nektar Therapeutics* (Pharmaceuticals)	675	13,426
NetScout Systems, Inc.* (Communications Equipment)	253	6,505

See accompanying notes to the financial statements.

78 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
New Jersey Resources Corp. (Gas Utilities)	366	$15,123
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,792	19,820
NewMarket Corp. (Chemicals)	29	12,749
Nordson Corp. (Machinery)	197	33,265
NorthWestern Corp. (Multi-Utilities)	194	14,932
NOW, Inc.* (Trading Companies & Distributors)	415	4,154
Nu Skin Enterprises, Inc.—Class A (Personal Products)	213	6,941
NuVasive, Inc.* (Health Care Equipment & Supplies)	200	15,424
nVent Electric PLC (Electrical Equipment)	597	14,865
OGE Energy Corp. (Electric Utilities)	769	35,259
O-I Glass, Inc. (Containers & Packaging)	596	7,522
Old Republic International Corp. (Insurance)	1,094	24,670
Olin Corp. (Chemicals)	610	9,071
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	211	11,192
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	840	35,238
ONE Gas, Inc. (Gas Utilities)	203	19,184
Oshkosh Corp. (Machinery)	261	22,456
Owens Corning (Building Products)	417	25,224
PacWest Bancorp (Banks)	460	16,123
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	85	5,506
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	918	20,141
Patterson Cos., Inc. (Health Care Providers & Services)	330	7,263
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	744	5,907
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	390	10,647
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	501	11,884
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	418	12,469
Penumbra, Inc.* (Health Care Equipment & Supplies)	123	21,582
Perspecta, Inc. (IT Services)	527	14,793
Pilgrim's Pride Corp.* (Food Products)	200	5,210
Pinnacle Financial Partners, Inc. (Banks)	277	16,360
PNM Resources, Inc. (Electric Utilities)	306	16,594
Polaris, Inc. (Leisure Products)	221	20,297
PolyOne Corp. (Chemicals)	346	11,480
Pool Corp. (Distributors)	154	33,772
Post Holdings, Inc.* (Food Products)	256	26,770
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	259	11,137
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	243	24,618
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	193	7,828
Primerica, Inc. (Insurance)	158	18,732
Prosperity Bancshares, Inc. (Banks)	362	25,412
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	77	12,902
PTC, Inc.* (Software)	400	33,248
Rayonier, Inc. (Equity Real Estate Investment Trusts)	496	15,068
Regal Beloit Corp. (Electrical Equipment)	158	12,397
Reinsurance Group of America, Inc. (Insurance)	240	34,572
Reliance Steel & Aluminum Co. (Metals & Mining)	256	29,388
RenaissanceRe Holdings, Ltd. (Insurance)	169	32,015
Repligen Corp.* (Biotechnology)	180	18,070
Resideo Technologies, Inc.* (Building Products)	470	4,785
RH* (Specialty Retail)	63	13,151
RLI Corp. (Insurance)	154	14,324
Royal Gold, Inc. (Metals & Mining)	252	29,060
RPM International, Inc. (Chemicals)	498	35,543
Ryder System, Inc. (Road & Rail)	205	9,783
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	743	15,975
Sabre Corp. (IT Services)	1,051	22,639
Sally Beauty Holdings, Inc.* (Specialty Retail)	445	6,831
Sanderson Farms, Inc. (Food Products)	75	10,327
Science Applications International Corp. (IT Services)	189	16,589
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	207	5,142
SEI Investments Co. (Capital Markets)	484	31,586
Selective Insurance Group, Inc. (Insurance)	228	15,105
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	254	12,240
Sensient Technologies Corp. (Chemicals)	162	9,680
Service Corp. International (Diversified Consumer Services)	702	33,661
Service Properties Trust (Equity Real Estate Investment Trusts)	631	13,617
Signature Bank (Banks)	208	29,514
Silgan Holdings, Inc. (Containers & Packaging)	298	9,196
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	166	16,319
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	302	11,515
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	514	19,218
SLM Corp. (Consumer Finance)	1,619	17,680
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	186	18,202
Sonoco Products Co. (Containers & Packaging)	384	21,942
Southwest Gas Holdings, Inc. (Gas Utilities)	210	15,857
Spire, Inc. (Gas Utilities)	196	16,527
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	383	20,215
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	452	7,065
Steel Dynamics, Inc. (Metals & Mining)	827	24,711
Stericycle, Inc.* (Commercial Services & Supplies)	350	21,938
Sterling Bancorp (Banks)	774	15,480
Stifel Financial Corp. (Capital Markets)	263	17,013

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 79

Common Stocks, continued

	Shares	Value
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	129	$8,603
Syneos Health, Inc.* (Life Sciences Tools & Services)	239	14,665
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	158	21,766
Synovus Financial Corp. (Banks)	562	19,681
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	235	6,209
TCF Financial Corp. (Banks)	590	24,945
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	136	19,576
TEGNA, Inc. (Media)	831	14,044
Teledyne Technologies, Inc.* (Aerospace & Defense)	140	51,107
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	376	8,528
Tempur Sealy International, Inc.* (Household Durables)	175	16,034
Tenet Healthcare Corp.* (Health Care Providers & Services)	400	12,656
Teradata Corp.* (IT Services)	432	10,515
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	644	42,497
Terex Corp. (Machinery)	251	6,363
Tetra Tech, Inc. (Commercial Services & Supplies)	210	17,976
Texas Capital Bancshares, Inc.* (Banks)	193	10,607
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	250	15,625
The Boston Beer Co, Inc.*—Class A (Beverages)	35	12,473
The Brink's Co. (Commercial Services & Supplies)	191	16,080
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	157	6,029
The Chemours Co. (Chemicals)	626	8,683
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	465	7,347
The Goodyear Tire & Rubber Co. (Auto Components)	891	11,699
The Hain Celestial Group, Inc.* (Food Products)	309	7,481
The Hanover Insurance Group, Inc. (Insurance)	152	21,064
The Macerich Co. (Equity Real Estate Investment Trusts)	422	9,415
The New York Times Co.—Class A (Media)	552	17,670
The Scotts Miracle-Gro Co.—Class A (Chemicals)	152	18,656
The Timken Co. (Machinery)	260	13,658
The Toro Co. (Machinery)	409	32,728
The Wendy's Co. (Hotels, Restaurants & Leisure)	706	15,299
Thor Industries, Inc. (Automobiles)	212	17,070
Toll Brothers, Inc. (Household Durables)	496	22,002
Tootsie Roll Industries, Inc.(a) (Food Products)	64	2,183
Transocean, Ltd.* (Energy Equipment & Services)	2,207	10,064
TreeHouse Foods, Inc.* (Food Products)	216	9,634
Trex Co., Inc.* (Building Products)	224	22,006
TRI Pointe Group, Inc.* (Household Durables)	533	8,667
Trimble, Inc.* (Electronic Equipment,Instruments & Components)	957	40,692
Trinity Industries, Inc. (Machinery)	376	7,644
TripAdvisor, Inc. (Interactive Media & Services)	403	11,010
Trustmark Corp. (Banks)	246	7,867
Tyler Technologies, Inc.* (Software)	149	48,229
UGI Corp. (Gas Utilities)	802	33,355
UMB Financial Corp. (Banks)	165	10,966
Umpqua Holdings Corp. (Banks)	844	14,264
United Bankshares, Inc. (Banks)	390	13,377
United States Steel Corp.(a) (Metals & Mining)	651	5,905
United Therapeutics Corp.* (Biotechnology)	168	16,409
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	162	28,540
Urban Edge Properties (Equity Real Estate Investment Trusts)	440	8,092
Urban Outfitters, Inc.* (Specialty Retail)	270	6,912
Valley National Bancorp (Banks)	1,502	15,816
Valmont Industries, Inc. (Construction & Engineering)	82	11,649
Valvoline, Inc. (Chemicals)	722	15,220
ViaSat, Inc.* (Communications Equipment)	221	14,067
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	507	10,287
Visteon Corp.* (Auto Components)	108	8,619
Washington Federal, Inc. (Thrifts & Mortgage Finance)	300	10,200
Watsco, Inc. (Trading Companies & Distributors)	126	21,914
Webster Financial Corp. (Banks)	352	15,791
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	464	13,502
Werner Enterprises, Inc. (Road & Rail)	169	6,229
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	284	44,290
WEX, Inc.* (IT Services)	166	36,008
Williams-Sonoma, Inc. (Specialty Retail)	298	20,884
Wintrust Financial Corp. (Banks)	219	13,858
Woodward, Inc. (Machinery)	216	25,123
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	252	9,858
World Wrestling Entertainment, Inc.—Class A (Entertainment)	182	8,896
Worthington Industries, Inc. (Metals & Mining)	142	5,223
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,598	19,097
WW International, Inc.* (Diversified Consumer Services)	178	5,870
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	348	16,888
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	365	20,867
XPO Logistics, Inc.* (Air Freight & Logistics)	354	31,478
Yelp, Inc.* (Interactive Media & Services)	244	7,954
TOTAL COMMON STOCKS (Cost $5,020,389)		6,831,803

See accompanying notes to the financial statements.

80 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Repurchase Agreements(b)(c) (31.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $3,204,389	$3,204,000	$3,204,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,204,000)		3,204,000

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(d)	7,827	$7,827
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(d)	2,399	2,399
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(d)	7,448	7,448
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $17,674)		17,674
TOTAL INVESTMENT SECURITIES (Cost $8,242,063)—98.0%		10,053,477
Net other assets (liabilities)—2.0%		201,826
NET ASSETS—100.0%		$10,255,303

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $16,420.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $267,000.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	6	3/23/20	$1,203,600	$(20,920)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/20	2.04%	$1,075,458	$(16,347)
S&P MidCap 400	UBS AG	2/27/20	1.94%	1,143,463	(12,614)
				$2,218,921	$(28,961)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 81

Mid-Cap ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$108,896	1.1%
Air Freight & Logistics	31,478	0.3%
Airlines	21,972	0.2%
Auto Components	97,367	0.9%
Automobiles	17,070	0.2%
Banks	493,185	4.8%
Beverages	12,473	0.1%
Biotechnology	76,493	0.7%
Building Products	83,234	0.8%
Capital Markets	191,747	1.9%
Chemicals	164,546	1.6%
Commercial Services & Supplies	130,830	1.3%
Communications Equipment	73,732	0.7%
Construction & Engineering	86,377	0.8%
Construction Materials	14,587	0.1%
Consumer Finance	48,086	0.5%
Containers & Packaging	71,042	0.7%
Distributors	33,772	0.3%
Diversified Consumer Services	70,528	0.7%
Diversified Financial Services	20,883	0.2%
Electric Utilities	110,591	1.1%
Electrical Equipment	86,914	0.8%
Electronic Equipment, Instruments & Components	252,854	2.5%
Energy Equipment & Services	29,633	0.3%
Entertainment	21,752	0.2%
Equity Real Estate Investment Trusts	742,787	7.2%
Food & Staples Retailing	39,349	0.4%
Food Products	111,929	1.1%
Gas Utilities	114,342	1.1%
Health Care Equipment & Supplies	232,719	2.3%
Health Care Providers & Services	165,812	1.6%
Health Care Technology	5,328	0.1%
Hotels, Restaurants & Leisure	309,272	3.0%
Household Durables	77,432	0.8%
Household Products	11,426	0.1%
Industrial Conglomerates	34,058	0.3%
Insurance	360,000	3.5%
Interactive Media & Services	18,964	0.2%
Internet & Direct Marketing Retail	41,264	0.4%
IT Services	183,043	1.8%
Leisure Products	59,427	0.6%
Life Sciences Tools & Services	129,373	1.3%
Machinery	298,816	2.9%
Marine	16,783	0.2%
Media	82,230	0.8%
Metals & Mining	126,747	1.2%
Multiline Retail	13,499	0.1%
Multi-Utilities	57,327	0.6%
Oil, Gas & Consumable Fuels	84,425	0.8%
Paper & Forest Products	21,497	0.2%
Personal Products	12,286	0.1%
Pharmaceuticals	55,592	0.5%
Professional Services	64,587	0.6%
Real Estate Management & Development	33,624	0.3%
Road & Rail	57,461	0.6%
Semiconductors & Semiconductor Equipment	274,858	2.7%
Software	270,998	2.6%
Specialty Retail	150,351	1.5%
Technology Hardware, Storage & Peripherals	16,489	0.2%
Textiles, Apparel & Luxury Goods	68,282	0.7%
Thrifts & Mortgage Finance	39,667	0.4%
Trading Companies & Distributors	48,130	0.5%
Water Utilities	43,058	0.4%
Wireless Telecommunication Services	8,528	0.1%
Other**	3,423,501	33.4%
Total	$10,255,303	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

82 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (100.3%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	324	$19,233
ACI Worldwide, Inc.* (Software)	978	33,692
AGCO Corp. (Machinery)	281	19,709
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	246	5,378
Alleghany Corp.* (Insurance)	60	47,860
Allegheny Technologies, Inc.* (Metals & Mining)	522	9,005
Amedisys, Inc.* (Health Care Providers & Services)	273	48,182
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	559	25,641
AptarGroup, Inc. (Containers & Packaging)	325	37,541
Aqua America, Inc. (Water Utilities)	1,004	52,148
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	848	35,540
ASGN, Inc.* (Professional Services)	273	18,479
Axon Enterprise, Inc.* (Aerospace & Defense)	502	38,559
Bank of Hawaii Corp. (Banks)	198	17,741
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	132	47,641
Bio-Techne Corp. (Life Sciences Tools & Services)	323	67,820
Black Hills Corp. (Multi-Utilities)	244	20,259
Blackbaud, Inc. (Software)	416	32,585
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	677	20,208
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,410	28,144
Brown & Brown, Inc. (Insurance)	1,979	88,857
Brunswick Corp. (Leisure Products)	338	21,243
Cable One, Inc. (Media)	43	73,273
Cabot Corp. (Chemicals)	218	8,687
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	246	35,795
CACI International, Inc.*—Class A (IT Services)	213	56,964
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	4,721	64,536
Camden Property Trust (Equity Real Estate Investment Trusts)	451	50,706
Cantel Medical Corp. (Health Care Equipment & Supplies)	176	11,451
Carlisle Cos., Inc. (Industrial Conglomerates)	480	74,990
Carpenter Technology Corp. (Metals & Mining)	223	8,862
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	235	24,926
Casey's General Stores, Inc. (Food & Staples Retailing)	312	50,188
Catalent, Inc.* (Pharmaceuticals)	1,238	75,642
CDK Global, Inc. (Software)	627	33,657
Ceridian HCM Holding, Inc.* (Software)	512	37,524
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	413	63,842
Chemed Corp. (Health Care Providers & Services)	135	63,050
Choice Hotels International, Inc. (Hotels,Restaurants & Leisure)	269	26,954
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	299	43,170
Ciena Corp.* (Communications Equipment)	812	33,024
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	489	37,560
CIT Group, Inc. (Banks)	377	17,233
Clean Harbors, Inc.* (Commercial Services & Supplies)	434	35,683
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,445	73,652
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	205	28,993
Colfax Corp.* (Machinery)	318	11,181
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	152	14,276
Commerce Bancshares, Inc. (Banks)	483	32,679
CommVault Systems, Inc.* (Software)	175	7,879
Compass Minerals International, Inc. (Metals & Mining)	207	11,983
Core Laboratories N.V. (Energy Equipment & Services)	146	5,129
CoreLogic, Inc.* (IT Services)	303	14,090
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	319	37,467
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	437	13,009
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,241	50,793
Curtiss-Wright Corp. (Aerospace & Defense)	264	38,394
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,124	72,884
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	623	37,910
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	236	45,055
Deluxe Corp. (Commercial Services & Supplies)	160	7,712
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	346	97,486
Donaldson Co., Inc. (Machinery)	685	35,517
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	878	36,437
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	701	54,741
Eagle Materials, Inc. (Construction Materials)	352	32,092
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	325	44,223
Eaton Vance Corp. (Capital Markets)	680	31,110
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	553	33,058
EMCOR Group, Inc. (Construction & Engineering)	219	17,995
Encompass Health Corp. (Health Care Providers & Services)	392	30,196
Energizer Holdings, Inc. (Household Products)	544	25,165
EPR Properties (Equity Real Estate Investment Trusts)	292	20,840
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,002	48,908
Evercore Partners, Inc.—Class A (Capital Markets)	231	17,699
Exelixis, Inc.* (Biotechnology)	2,571	44,221
FactSet Research Systems, Inc. (Capital Markets)	321	91,841

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 83

Common Stocks, continued

	Shares	Value
Fair Isaac Corp.* (Software)	245	$98,583
Federated Hermes, Inc.—Class B (Capital Markets)	577	20,905
First Financial Bankshares, Inc. (Banks)	736	24,671
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	709	30,274
FirstCash, Inc. (Consumer Finance)	234	20,351
Five Below, Inc.* (Specialty Retail)	472	53,440
FTI Consulting, Inc.* (Professional Services)	318	38,179
Gentex Corp. (Auto Components)	2,141	63,738
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	652	34,087
Graco, Inc. (Machinery)	1,411	74,994
GrubHub, Inc.* (Internet & Direct Marketing Retail)	433	23,447
Haemonetics Corp.* (Health Care Equipment & Supplies)	276	29,640
Hawaiian Electric Industries, Inc. (Electric Utilities)	442	21,617
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	521	18,787
HealthEquity, Inc.* (Health Care Providers & Services)	600	39,636
Helen of Troy, Ltd.* (Household Durables)	126	23,820
Herman Miller, Inc. (Commercial Services & Supplies)	499	19,286
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	439	21,998
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	311	33,118
Hubbell, Inc. (Electrical Equipment)	461	66,029
ICU Medical, Inc.* (Health Care Equipment & Supplies)	164	29,925
IDACORP, Inc. (Electric Utilities)	191	21,428
Ingevity Corp.* (Chemicals)	354	23,088
Insperity, Inc. (Professional Services)	178	15,552
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	603	33,189
ITT, Inc. (Machinery)	497	33,339
j2 Global, Inc. (Software)	392	37,577
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,176	45,735
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	98	8,012
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	210	35,662
KB Home (Household Durables)	333	12,504
KBR, Inc. (IT Services)	1,199	32,613
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	495	40,872
Kirby Corp.* (Marine)	264	19,349
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,039	38,526
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	444	41,208
Lancaster Colony Corp. (Food Products)	82	12,681
Landstar System, Inc. (Road & Rail)	227	25,140
LendingTree, Inc.* (Thrifts & Mortgage Finance)	65	20,228
Lennox International, Inc. (Building Products)	196	45,664
Liberty Property Trust (Equity Real Estate Investment Trusts)	775	48,554
Life Storage, Inc. (Equity Real Estate Investment Trusts)	240	27,163
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	148	12,996
Lincoln Electric Holdings, Inc. (Machinery)	517	46,106
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	130	22,998
LivaNova PLC* (Health Care Equipment & Supplies)	209	14,206
LiveRamp Holdings, Inc.* (IT Services)	228	9,175
LogMeIn, Inc. (Software)	265	22,782
Louisiana-Pacific Corp. (Paper & Forest Products)	716	21,967
Lumentum Holdings, Inc.* (Communications Equipment)	654	49,553
Manhattan Associates, Inc.* (Software)	540	46,148
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	317	38,116
Masimo Corp.* (Health Care Equipment & Supplies)	415	70,799
MasTec, Inc.* (Construction & Engineering)	510	29,453
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	926	13,584
MAXIMUS, Inc. (IT Services)	298	21,382
MDU Resources Group, Inc. (Multi-Utilities)	712	21,083
MEDNAX, Inc.* (Health Care Providers & Services)	278	6,413
Mercury Systems, Inc.* (Aerospace & Defense)	471	36,149
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	462	48,427
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	342	58,540
MSA Safety, Inc. (Commercial Services & Supplies)	193	26,171
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	568	11,905
Murphy USA, Inc.* (Specialty Retail)	244	24,929
National Instruments Corp. (Electronic Equipment, Instruments & Components)	470	20,976
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	799	44,744
NCR Corp.* (Technology Hardware, Storage & Peripherals)	465	15,680
Nektar Therapeutics* (Pharmaceuticals)	475	9,448
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,974	21,832
NewMarket Corp. (Chemicals)	41	18,024
Nordson Corp. (Machinery)	433	73,116
NuVasive, Inc.* (Health Care Equipment & Supplies)	286	22,056
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	259	13,737
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	832	34,902
ONE Gas, Inc. (Gas Utilities)	224	21,168
Oshkosh Corp. (Machinery)	339	29,168
Owens Corning (Building Products)	488	29,519
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	120	7,774
Penumbra, Inc.* (Health Care Equipment & Supplies)	272	47,725

See accompanying notes to the financial statements.

84 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Perspecta, Inc. (IT Services)	1,163	$32,645
Pilgrim's Pride Corp.* (Food Products)	284	7,398
PNM Resources, Inc. (Electric Utilities)	337	18,276
Polaris, Inc. (Leisure Products)	487	44,726
Pool Corp. (Distributors)	338	74,123
Post Holdings, Inc.* (Food Products)	259	27,085
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	262	11,266
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	534	54,100
Primerica, Inc. (Insurance)	350	41,496
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	170	28,485
PTC, Inc.* (Software)	458	38,069
Rayonier, Inc. (Equity Real Estate Investment Trusts)	460	13,975
Reliance Steel & Aluminum Co. (Metals & Mining)	564	64,746
RenaissanceRe Holdings, Ltd. (Insurance)	374	70,851
Repligen Corp.* (Biotechnology)	397	39,855
RH* (Specialty Retail)	137	28,599
RLI Corp. (Insurance)	213	19,811
Royal Gold, Inc. (Metals & Mining)	555	64,003
RPM International, Inc. (Chemicals)	658	46,962
Sabre Corp. (IT Services)	1,111	23,931
Sanderson Farms, Inc. (Food Products)	168	23,132
Science Applications International Corp. (IT Services)	187	16,413
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	458	11,377
SEI Investments Co. (Capital Markets)	1,068	69,698
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	286	13,782
Service Corp. International (Diversified Consumer Services)	789	37,832
Silgan Holdings, Inc. (Containers & Packaging)	393	12,128
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	368	36,178
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	332	12,659
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,134	42,400
SLM Corp. (Consumer Finance)	1,786	19,503
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	411	40,220
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	355	18,737
Steel Dynamics, Inc. (Metals & Mining)	892	26,653
Stericycle, Inc.* (Commercial Services & Supplies)	339	21,249
Stifel Financial Corp. (Capital Markets)	283	18,307
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	172	11,471
Syneos Health, Inc.* (Life Sciences Tools & Services)	526	32,275
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	223	5,892
Teledyne Technologies, Inc.* (Aerospace & Defense)	309	112,803
Tempur Sealy International, Inc.* (Household Durables)	385	35,274
Teradata Corp.* (IT Services)	371	9,030
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,418	93,575
Tetra Tech, Inc. (Commercial Services & Supplies)	462	39,547
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	281	17,563
The Boston Beer Co, Inc.*—Class A (Beverages)	77	27,441
The Brink's Co. (Commercial Services & Supplies)	424	35,697
The New York Times Co.—Class A (Media)	802	25,672
The Scotts Miracle-Gro Co.—Class A (Chemicals)	335	41,118
The Timken Co. (Machinery)	575	30,205
The Toro Co. (Machinery)	902	72,178
The Wendy's Co. (Hotels, Restaurants & Leisure)	904	19,590
Toll Brothers, Inc. (Household Durables)	547	24,265
Tootsie Roll Industries, Inc.(a) (Food Products)	65	2,217
Trex Co., Inc.* (Building Products)	493	48,433
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	2,108	89,632
Tyler Technologies, Inc.* (Software)	329	106,492
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	359	63,245
Urban Edge Properties (Equity Real Estate Investment Trusts)	448	8,239
Valmont Industries, Inc. (Construction & Engineering)	83	11,791
Valvoline, Inc. (Chemicals)	860	18,129
ViaSat, Inc.* (Communications Equipment)	249	15,849
Visteon Corp.* (Auto Components)	168	13,408
Washington Federal, Inc. (Thrifts & Mortgage Finance)	417	14,178
Watsco, Inc. (Trading Companies & Distributors)	140	24,349
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	449	13,066
Werner Enterprises, Inc. (Road & Rail)	172	6,340
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	627	97,780
WEX, Inc.* (IT Services)	367	79,609
Williams-Sonoma, Inc. (Specialty Retail)	453	31,746
Woodward, Inc. (Machinery)	478	55,596
World Wrestling Entertainment, Inc.—Class A (Entertainment)	228	11,145
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,524	42,112
WW International, Inc.* (Diversified Consumer Services)	205	6,761
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	329	15,966
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	806	46,079
Yelp, Inc.* (Interactive Media & Services)	541	17,637
TOTAL COMMON STOCKS
(Cost $5,951,529)		7,939,222

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 85

Repurchase Agreement(b)(NM)

	Principal Amount	Value
Repurchase Agreement with various counterparties, rate 1.32%, dated 1/31/20, due 2/3/20, total to be received $1,000	$1,000	$1,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,000)		1,000

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(c)	816	$816
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(c)	250	250
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(c)	776	776
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,842)		1,842
TOTAL INVESTMENT SECURITIES (Cost $5,954,371)—100.3%		7,942,064
Net other assets (liabilities)—(0.3)%		(23,519)
NET ASSETS—100.0%		$7,918,545

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $1,808.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

86 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Mid-Cap Growth ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$225,905	2.9%
Auto Components	77,146	1.0%
Banks	92,324	1.2%
Beverages	27,441	0.3%
Biotechnology	132,612	1.7%
Building Products	123,616	1.6%
Capital Markets	249,560	3.2%
Chemicals	156,008	2.0%
Commercial Services & Supplies	185,345	2.3%
Communications Equipment	98,426	1.2%
Construction & Engineering	59,239	0.7%
Construction Materials	32,092	0.4%
Consumer Finance	39,854	0.5%
Containers & Packaging	49,669	0.6%
Distributors	74,123	0.9%
Diversified Consumer Services	44,593	0.6%
Electric Utilities	61,322	0.8%
Electrical Equipment	66,029	0.8%
Electronic Equipment, Instruments & Components	281,986	3.6%
Energy Equipment & Services	5,129	0.1%
Entertainment	11,145	0.1%
Equity Real Estate Investment Trusts	758,710	9.5%
Food & Staples Retailing	50,188	0.6%
Food Products	72,512	0.9%
Gas Utilities	21,168	0.3%
Health Care Equipment & Supplies	423,976	5.4%
Health Care Providers & Services	187,477	2.4%
Hotels, Restaurants & Leisure	517,288	6.5%
Household Durables	95,863	1.2%
Household Products	25,165	0.3%
Industrial Conglomerates	74,990	0.9%
Insurance	268,874	3.4%
Interactive Media & Services	17,637	0.2%
Internet & Direct Marketing Retail	72,355	0.9%
IT Services	295,852	3.7%
Leisure Products	65,969	0.8%
Life Sciences Tools & Services	265,678	3.4%
Machinery	481,110	6.1%
Marine	19,349	0.2%
Media	98,945	1.2%
Metals & Mining	185,253	2.3%
Multiline Retail	13,737	0.2%
Multi-Utilities	41,342	0.5%
Oil, Gas & Consumable Fuels	67,602	0.9%
Paper & Forest Products	21,967	0.3%
Pharmaceuticals	85,090	1.1%
Professional Services	72,210	0.9%
Real Estate Management & Development	35,662	0.5%
Road & Rail	70,006	0.9%
Semiconductors & Semiconductor Equipment	511,676	6.5%
Software	494,988	6.3%
Specialty Retail	157,947	2.0%
Technology Hardware, Storage & Peripherals	15,680	0.2%
Textiles, Apparel & Luxury Goods	126,657	1.6%
Thrifts & Mortgage Finance	56,238	0.7%
Trading Companies & Distributors	24,349	0.3%
Water Utilities	52,148	0.7%
Other**	(20,677)	(0.3)%
Total	$7,918,545	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 87

Common Stocks (100.0%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	190	$11,278
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	582	18,700
Acuity Brands, Inc. (Electrical Equipment)	260	30,646
Adient PLC* (Auto Components)	573	14,732
Adtalem Global Education, Inc.* (Diversified Consumer Services)	355	12,251
AECOM* (Construction & Engineering)	1,031	49,724
Affiliated Managers Group, Inc. (Capital Markets)	323	25,792
AGCO Corp. (Machinery)	192	13,467
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	256	5,596
Alleghany Corp.* (Insurance)	47	37,490
Allegheny Technologies, Inc.* (Metals & Mining)	424	7,314
ALLETE, Inc. (Electric Utilities)	339	28,300
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,069	9,172
AMC Networks, Inc.*—Class A (Media)	289	10,575
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	468	21,467
American Eagle Outfitters, Inc. (Specialty Retail)	1,044	15,034
American Financial Group, Inc. (Insurance)	491	53,416
Antero Midstream Corp.(a) (Oil, Gas & Consumable Fuels)	1,952	9,838
Apergy Corp.* (Energy Equipment & Services)	508	13,137
AptarGroup, Inc. (Containers & Packaging)	169	19,521
Aqua America, Inc. (Water Utilities)	636	33,034
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	535	40,629
ASGN, Inc.* (Professional Services)	135	9,138
Ashland Global Holdings, Inc. (Chemicals)	395	29,221
Associated Banc-Corp. (Banks)	1,048	20,887
AutoNation, Inc.* (Specialty Retail)	387	16,424
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	316	8,703
Avis Budget Group, Inc.* (Road & Rail)	373	12,234
Avnet, Inc. (Electronic Equipment, Instruments & Components)	663	24,193
BancorpSouth Bank (Banks)	630	17,999
Bank of Hawaii Corp. (Banks)	111	9,946
Bank OZK (Banks)	793	21,554
Bed Bath & Beyond, Inc.(a) (Specialty Retail)	833	11,870
Belden, Inc. (Electronic Equipment, Instruments & Components)	253	12,465
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	39	14,076
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	803	16,477
Black Hills Corp. (Multi-Utilities)	214	17,768
Brighthouse Financial, Inc.* (Insurance)	718	27,930
Brinker International, Inc. (Hotels, Restaurants & Leisure)	245	10,459
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	860	17,166
Brunswick Corp. (Leisure Products)	272	17,095
Cabot Corp. (Chemicals)	206	8,209
Camden Property Trust (Equity Real Estate Investment Trusts)	286	32,155
Cantel Medical Corp. (Health Care Equipment & Supplies)	107	6,961
Carpenter Technology Corp. (Metals & Mining)	141	5,603
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	107	11,350
Cathay General Bancorp (Banks)	498	17,958
CDK Global, Inc. (Software)	311	16,694
Ceridian HCM Holding, Inc.* (Software)	263	19,275
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	7,698	3,940
Ciena Corp.* (Communications Equipment)	387	15,740
Cinemark Holdings, Inc. (Entertainment)	700	22,057
CIT Group, Inc. (Banks)	330	15,084
CNO Financial Group, Inc. (Insurance)	994	17,484
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,228	8,878
Colfax Corp.* (Machinery)	303	10,653
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	72	6,762
Commerce Bancshares, Inc. (Banks)	306	20,704
Commercial Metals Co. (Metals & Mining)	779	16,008
CommVault Systems, Inc.* (Software)	141	6,348
Compass Minerals International, Inc. (Metals & Mining)	62	3,589
Core Laboratories N.V. (Energy Equipment & Services)	178	6,253
Corecivic, Inc. (Equity Real Estate Investment Trusts)	784	12,505
CoreLogic, Inc.* (IT Services)	288	13,392
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	398	11,848
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	157	24,010
Crane Co. (Machinery)	335	28,630
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	707	32,869
Cullen/Frost Bankers, Inc. (Banks)	374	33,346
Curtiss-Wright Corp. (Aerospace & Defense)	75	10,907
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	260	15,821
Dana, Inc. (Auto Components)	945	14,562
Delphi Technologies PLC* (Auto Components)	567	8,698
Deluxe Corp. (Commercial Services & Supplies)	153	7,375
Dick's Sporting Goods, Inc. (Specialty Retail)	417	18,444
Dillard's, Inc.—Class A (Multiline Retail)	65	3,947
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	1,565	12,082
Domtar Corp. (Paper & Forest Products)	377	13,127
Donaldson Co., Inc. (Machinery)	300	15,555
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	400	16,600
Dycom Industries, Inc.* (Construction & Engineering)	207	8,367
East West Bancorp, Inc. (Banks)	955	43,777
Eaton Vance Corp. (Capital Markets)	215	9,836

See accompanying notes to the financial statements.

88 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Edgewell Personal Care Co.* (Personal Products)	356	$9,192
EMCOR Group, Inc. (Construction & Engineering)	199	16,352
Encompass Health Corp. (Health Care Providers & Services)	343	26,421
EnerSys (Electrical Equipment)	276	19,861
EPR Properties (Equity Real Estate Investment Trusts)	288	20,555
EQT Corp. (Oil, Gas & Consumable Fuels)	1,681	10,170
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,340	12,958
Evercore Partners, Inc.—Class A (Capital Markets)	76	5,823
F.N.B. Corp. (Banks)	2,135	24,915
Federated Hermes, Inc.—Class B (Capital Markets)	184	6,666
First American Financial Corp. (Insurance)	737	45,679
First Financial Bankshares, Inc. (Banks)	322	10,793
First Horizon National Corp. (Banks)	2,045	32,720
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	283	12,084
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	499	24,741
FirstCash, Inc. (Consumer Finance)	99	8,610
Flowers Foods, Inc. (Food Products)	1,264	27,214
Fluor Corp. (Construction & Engineering)	922	16,495
Foot Locker, Inc. (Specialty Retail)	702	26,655
Fulton Financial Corp. (Banks)	1,078	17,755
GATX Corp. (Trading Companies & Distributors)	230	17,510
Genworth Financial, Inc.*—Class A (Insurance)	3,306	13,555
Graham Holdings Co.—Class B (Diversified Consumer Services)	28	15,378
Grand Canyon Education, Inc.* (Diversified Consumer Services)	317	24,815
Green Dot Corp.*—Class A (Consumer Finance)	311	9,355
Greif, Inc.—Class A (Containers & Packaging)	173	6,993
GrubHub, Inc.* (Internet & Direct Marketing Retail)	263	14,241
Haemonetics Corp.* (Health Care Equipment & Supplies)	120	12,887
Hancock Whitney Corp. (Banks)	572	22,731
Hawaiian Electric Industries, Inc. (Electric Utilities)	372	18,195
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	475	17,129
Healthcare Services Group, Inc. (Commercial Services & Supplies)	487	12,467
Helen of Troy, Ltd.* (Household Durables)	68	12,855
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	341	17,088
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	196	20,873
HNI Corp. (Commercial Services & Supplies)	281	10,108
Home BancShares, Inc. (Banks)	1,020	19,502
IDACORP, Inc. (Electric Utilities)	181	20,306
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	572	19,248
Ingredion, Inc. (Food Products)	438	38,544
Insperity, Inc. (Professional Services)	108	9,436
Interactive Brokers Group, Inc.—Class A (Capital Markets)	504	23,688
InterDigital, Inc. (Communications Equipment)	204	11,271
International Bancshares Corp. (Banks)	377	14,854
ITT, Inc. (Machinery)	190	12,745
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	78	6,377
Janus Henderson Group PLC (Capital Markets)	1,023	25,852
JBG Smith Properties (Equity Real Estate Investment Trusts)	775	31,426
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,654	35,793
JetBlue Airways Corp.* (Airlines)	1,896	37,598
John Wiley & Sons, Inc.—Class A (Media)	288	12,562
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	176	29,888
KAR Auction Services, Inc. (Commercial Services & Supplies)	846	17,783
KB Home (Household Durables)	305	11,453
Kemper Corp. (Insurance)	410	30,512
Kennametal, Inc. (Machinery)	544	17,022
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	255	21,055
Kirby Corp.* (Marine)	188	13,779
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	221	20,511
Lancaster Colony Corp. (Food Products)	66	10,207
Landstar System, Inc. (Road & Rail)	83	9,192
Lear Corp. (Auto Components)	361	44,468
Legg Mason, Inc. (Capital Markets)	535	20,945
Lennox International, Inc. (Building Products)	78	18,172
Liberty Property Trust (Equity Real Estate Investment Trusts)	435	27,253
Life Storage, Inc. (Equity Real Estate Investment Trusts)	120	13,582
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	58	10,261
LivaNova PLC* (Health Care Equipment & Supplies)	156	10,603
LiveRamp Holdings, Inc.* (IT Services)	266	10,704
LogMeIn, Inc. (Software)	115	9,887
Louisiana-Pacific Corp. (Paper & Forest Products)	215	6,596
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	595	13,066
ManpowerGroup, Inc. (Professional Services)	387	35,407
Mattel, Inc.* (Leisure Products)	2,280	33,357
MAXIMUS, Inc. (IT Services)	190	13,633
MDU Resources Group, Inc. (Multi-Utilities)	762	22,563
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,398	75,266
MEDNAX, Inc.* (Health Care Providers & Services)	338	7,798
Mercury General Corp. (Insurance)	177	8,689

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 89

Common Stocks, continued

	Shares	Value
Meredith Corp. (Media)	263	$7,903
Minerals Technologies, Inc. (Chemicals)	228	12,342
Molina Healthcare, Inc.* (Health Care Providers & Services)	412	50,663
MSA Safety, Inc. (Commercial Services & Supplies)	84	11,390
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	297	20,216
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	540	11,318
National Fuel Gas Co. (Gas Utilities)	566	24,446
National Instruments Corp. (Electronic Equipment, Instruments & Components)	410	18,298
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	507	28,392
Navient Corp. (Consumer Finance)	1,279	18,392
NCR Corp.* (Technology Hardware, Storage & Peripherals)	477	16,084
Nektar Therapeutics* (Pharmaceuticals)	785	15,613
NetScout Systems, Inc.* (Communications Equipment)	433	11,132
New Jersey Resources Corp. (Gas Utilities)	626	25,866
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,537	16,999
NewMarket Corp. (Chemicals)	17	7,474
NorthWestern Corp. (Multi-Utilities)	332	25,554
NOW, Inc.* (Trading Companies & Distributors)	717	7,177
Nu Skin Enterprises, Inc.—Class A (Personal Products)	365	11,895
NuVasive, Inc.* (Health Care Equipment & Supplies)	120	9,254
nVent Electric PLC (Electrical Equipment)	1,023	25,473
OGE Energy Corp. (Electric Utilities)	1,313	60,200
O-I Glass, Inc. (Containers & Packaging)	1,024	12,923
Old Republic International Corp. (Insurance)	1,874	42,259
Olin Corp. (Chemicals)	1,050	15,614
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	157	8,327
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	788	33,057
ONE Gas, Inc. (Gas Utilities)	174	16,443
Oshkosh Corp. (Machinery)	183	15,745
Owens Corning (Building Products)	335	20,264
PacWest Bancorp (Banks)	786	27,549
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	52	3,369
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,571	34,468
Patterson Cos., Inc. (Health Care Providers & Services)	566	12,458
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,280	10,163
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	669	18,264
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	858	20,352
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	716	21,358
Pilgrim's Pride Corp.* (Food Products)	124	3,230
Pinnacle Financial Partners, Inc. (Banks)	471	27,817
PNM Resources, Inc. (Electric Utilities)	260	14,100
PolyOne Corp. (Chemicals)	592	19,643
Post Holdings, Inc.* (Food Products)	236	24,679
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	239	10,277
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	330	13,385
Prosperity Bancshares, Inc. (Banks)	619	43,454
PTC, Inc.* (Software)	328	27,263
Rayonier, Inc. (Equity Real Estate Investment Trusts)	493	14,977
Regal Beloit Corp. (Electrical Equipment)	268	21,027
Reinsurance Group of America, Inc. (Insurance)	410	59,061
Resideo Technologies, Inc.* (Building Products)	809	8,236
RLI Corp. (Insurance)	96	8,929
RPM International, Inc. (Chemicals)	341	24,337
Ryder System, Inc. (Road & Rail)	351	16,750
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,272	27,348
Sabre Corp. (IT Services)	935	20,139
Sally Beauty Holdings, Inc.* (Specialty Retail)	766	11,758
Science Applications International Corp. (IT Services)	176	15,447
Selective Insurance Group, Inc. (Insurance)	389	25,771
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	213	10,264
Sensient Technologies Corp. (Chemicals)	278	16,611
Service Corp. International (Diversified Consumer Services)	588	28,195
Service Properties Trust (Equity Real Estate Investment Trusts)	1,081	23,328
Signature Bank (Banks)	355	50,370
Silgan Holdings, Inc. (Containers & Packaging)	204	6,295
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	257	9,799
SLM Corp. (Consumer Finance)	1,388	15,157
Sonoco Products Co. (Containers & Packaging)	657	37,541
Southwest Gas Holdings, Inc. (Gas Utilities)	359	27,108
Spire, Inc. (Gas Utilities)	335	28,247
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	380	20,056
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	777	12,145
Steel Dynamics, Inc. (Metals & Mining)	721	21,544
Stericycle, Inc.* (Commercial Services & Supplies)	335	20,997
Sterling Bancorp (Banks)	1,327	26,540
Stifel Financial Corp. (Capital Markets)	228	14,749
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	86	5,735
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	268	36,920
Synovus Financial Corp. (Banks)	962	33,689
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	228	6,024
TCF Financial Corp. (Banks)	1,006	42,534

See accompanying notes to the financial statements.

90 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	233	$33,538
TEGNA, Inc. (Media)	1,425	24,082
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	642	14,561
Tenet Healthcare Corp.* (Health Care Providers & Services)	682	21,578
Teradata Corp.* (IT Services)	452	11,002
Terex Corp. (Machinery)	430	10,901
Texas Capital Bancshares, Inc.* (Banks)	330	18,137
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	210	13,125
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	270	10,368
The Chemours Co. (Chemicals)	1,075	14,910
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	798	12,608
The Goodyear Tire & Rubber Co. (Auto Components)	1,529	20,076
The Hain Celestial Group, Inc.* (Food Products)	529	12,807
The Hanover Insurance Group, Inc. (Insurance)	258	35,754
The Macerich Co. (Equity Real Estate Investment Trusts)	724	16,152
The New York Times Co.—Class A (Media)	322	10,307
The Wendy's Co. (Hotels, Restaurants & Leisure)	508	11,008
Thor Industries, Inc. (Automobiles)	362	29,148
Toll Brothers, Inc. (Household Durables)	423	18,764
Tootsie Roll Industries, Inc. (Food Products)	58	1,978
Transocean, Ltd.* (Energy Equipment & Services)	3,779	17,232
TreeHouse Foods, Inc.* (Food Products)	370	16,502
TRI Pointe Group, Inc.* (Household Durables)	915	14,878
Trinity Industries, Inc. (Machinery)	645	13,113
TripAdvisor, Inc. (Interactive Media & Services)	690	18,851
Trustmark Corp. (Banks)	421	13,464
UGI Corp. (Gas Utilities)	1,372	57,062
UMB Financial Corp. (Banks)	283	18,808
Umpqua Holdings Corp. (Banks)	1,447	24,454
United Bankshares, Inc. (Banks)	667	22,878
United States Steel Corp.(a) (Metals & Mining)	1,119	10,149
United Therapeutics Corp.* (Biotechnology)	288	28,129
Urban Edge Properties (Equity Real Estate Investment Trusts)	410	7,540
Urban Outfitters, Inc.* (Specialty Retail)	464	11,878
Valley National Bancorp (Banks)	2,573	27,094
Valmont Industries, Inc. (Construction & Engineering)	76	10,797
Valvoline, Inc. (Chemicals)	569	11,995
ViaSat, Inc.* (Communications Equipment)	186	11,839
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	870	17,652
Visteon Corp.* (Auto Components)	53	4,230
Washington Federal, Inc. (Thrifts & Mortgage Finance)	190	6,460
Watsco, Inc. (Trading Companies & Distributors)	106	18,436
Webster Financial Corp. (Banks)	603	27,051
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	444	12,920
Werner Enterprises, Inc. (Road & Rail)	157	5,787
Williams-Sonoma, Inc. (Specialty Retail)	157	11,003
Wintrust Financial Corp. (Banks)	375	23,730
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	430	16,822
World Wrestling Entertainment, Inc.— Class A (Entertainment)	134	6,550
Worthington Industries, Inc. (Metals & Mining)	243	8,938
WW International, Inc.* (Diversified Consumer Services)	146	4,815
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	339	16,452
XPO Logistics, Inc.* (Air Freight & Logistics)	605	53,797
TOTAL COMMON STOCKS (Cost $4,681,365)		5,521,094

Collateral for Securities Loaned (0.5%)

BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(b)	13,374	13,374
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(b)	4,098	4,098
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(b)	12,724	12,724
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $30,196)		30,196
TOTAL INVESTMENT SECURITIES (Cost $4,711,561)—100.5%		5,551,290
Net other assets (liabilities)—(0.5)%		(29,309)
NET ASSETS—100.0%		$5,521,981

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $28,011.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 91

Mid-Cap Value ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$10,907	0.2%
Air Freight & Logistics	53,797	1.0%
Airlines	37,598	0.7%
Auto Components	106,766	1.9%
Automobiles	29,148	0.5%
Banks	772,096	14.1%
Biotechnology	28,129	0.5%
Building Products	46,672	0.8%
Capital Markets	133,351	2.4%
Chemicals	160,355	2.9%
Commercial Services & Supplies	80,120	1.5%
Communications Equipment	49,982	0.9%
Construction & Engineering	101,735	1.8%
Consumer Finance	51,514	0.9%
Containers & Packaging	83,273	1.5%
Diversified Consumer Services	85,454	1.5%
Diversified Financial Services	35,793	0.6%
Electric Utilities	141,101	2.6%
Electrical Equipment	97,007	1.8%
Electronic Equipment, Instruments & Components	213,203	4.0%
Energy Equipment & Services	46,785	0.8%
Entertainment	28,607	0.5%
Equity Real Estate Investment Trusts	681,754	12.4%
Food & Staples Retailing	28,622	0.5%
Food Products	135,161	2.4%
Gas Utilities	179,172	3.2%
Health Care Equipment & Supplies	69,281	1.3%
Health Care Providers & Services	137,618	2.5%
Health Care Technology	9,172	0.2%
Hotels, Restaurants & Leisure	126,325	2.3%
Household Durables	57,950	1.0%
Insurance	406,529	7.5%
Interactive Media & Services	18,851	0.3%
Internet & Direct Marketing Retail	14,241	0.3%
IT Services	84,317	1.5%
Leisure Products	50,452	0.9%
Life Sciences Tools & Services	14,076	0.3%
Machinery	137,830	2.5%
Marine	13,779	0.2%
Media	65,430	1.2%
Metals & Mining	73,145	1.3%
Multiline Retail	12,274	0.2%
Multi-Utilities	65,885	1.2%
Oil, Gas & Consumable Fuels	92,188	1.7%
Paper & Forest Products	19,723	0.4%
Personal Products	21,087	0.4%
Pharmaceuticals	28,998	0.5%
Professional Services	53,981	1.0%
Real Estate Management & Development	29,888	0.5%
Road & Rail	43,963	0.8%
Semiconductors & Semiconductor Equipment	73,609	1.3%
Software	79,467	1.4%
Specialty Retail	134,344	2.4%
Technology Hardware, Storage & Peripherals	16,084	0.3%
Textiles, Apparel & Luxury Goods	18,112	0.3%
Thrifts & Mortgage Finance	23,459	0.4%
Trading Companies & Distributors	63,339	1.1%
Water Utilities	33,034	0.6%
Wireless Telecommunication Services	14,561	0.3%
Other**	887	NM
Total	$5,521,981	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

92 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (66.5%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	5,665	$331,289
Adobe, Inc.* (Software)	3,569	1,253,218
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,212	385,964
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,632	162,204
Align Technology, Inc.* (Health Care Equipment & Supplies)	581	149,375
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,987	2,846,934
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,986	2,848,380
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,866	5,756,993
American Airlines Group, Inc. (Airlines)	3,230	86,693
Amgen, Inc. (Biotechnology)	4,381	946,516
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,716	298,081
ANSYS, Inc.* (Software)	621	170,359
Apple, Inc. (Technology Hardware, Storage & Peripherals)	25,684	7,949,455
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,811	394,970
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	546	153,240
Autodesk, Inc.* (Software)	1,619	318,700
Automatic Data Processing, Inc. (IT Services)	3,191	546,905
Baidu, Inc.*ADR (Interactive Media & Services)	2,039	251,939
Biogen, Inc.* (Biotechnology)	1,331	357,839
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,324	110,554
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	309	565,640
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,925	892,593
Cadence Design Systems, Inc.* (Software)	2,069	149,196
CDW Corp. (Electronic Equipment, Instruments & Components)	1,059	138,147
Cerner Corp. (Health Care Technology)	2,316	166,358
Charter Communications, Inc.*—Class A (Media)	1,584	819,657
Check Point Software Technologies, Ltd.* (Software)	1,123	128,370
Cintas Corp. (Commercial Services & Supplies)	763	212,855
Cisco Systems, Inc. (Communications Equipment)	31,281	1,437,988
Citrix Systems, Inc. (Software)	960	116,371
Cognizant Technology Solutions Corp. (IT Services)	4,038	247,852
Comcast Corp.—Class A (Media)	33,475	1,445,785
Copart, Inc.* (Commercial Services & Supplies)	1,714	173,902
CoStar Group, Inc.* (Professional Services)	270	176,307
Costco Wholesale Corp. (Food & Staples Retailing)	3,258	995,384
CSX Corp. (Road & Rail)	5,769	440,404
Dollar Tree, Inc.* (Multiline Retail)	1,745	151,937
eBay, Inc. (Internet & Direct Marketing Retail)	5,999	201,326
Electronic Arts, Inc.* (Entertainment)	2,153	232,352
Exelon Corp. (Electric Utilities)	7,168	341,125
Expedia Group, Inc. (Internet & Direct Marketing Retail)	1,028	111,487
Facebook, Inc.*—Class A (Interactive Media & Services)	13,911	2,808,770
Fastenal Co. (Trading Companies & Distributors)	4,229	147,508
Fiserv, Inc.* (IT Services)	5,013	594,592
Fox Corp.—Class A (Media)	2,614	96,927
Fox Corp.—Class B (Media)	1,963	71,316
Gilead Sciences, Inc. (Biotechnology)	9,329	589,593
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	633	171,549
Illumina, Inc.* (Life Sciences Tools & Services)	1,084	314,436
Incyte Corp.* (Biotechnology)	1,588	116,035
Intel Corp. (Semiconductors & Semiconductor Equipment)	32,075	2,050,555
Intuit, Inc. (Software)	1,919	538,049
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	852	476,933
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,835	257,611
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,164	192,921
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,070	319,085
Liberty Global PLC*—Class A (Media)	1,338	27,456
Liberty Global PLC*—Class C (Media)	3,235	63,018
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	908	217,366
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,411	337,685
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,995	119,939
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	367	243,321
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,762	171,760
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8,163	433,374
Microsoft Corp. (Software)	44,098	7,506,802
Mondelez International, Inc.—Class A (Food Products)	10,617	609,203
Monster Beverage Corp.* (Beverages)	3,965	264,069
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,683	89,872
NetEase, Inc.ADR (Entertainment)	538	172,569
Netflix, Inc.* (Entertainment)	3,232	1,115,331
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,513	1,067,009

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 93

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,061	$261,458
O'Reilly Automotive, Inc.* (Specialty Retail)	558	226,604
PACCAR, Inc. (Machinery)	2,550	189,236
Paychex, Inc. (IT Services)	2,639	226,347
PayPal Holdings, Inc.* (IT Services)	8,658	986,061
PepsiCo, Inc. (Beverages)	10,282	1,460,250
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	8,420	718,310
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	796	269,000
Ross Stores, Inc. (Specialty Retail)	2,667	299,210
Seattle Genetics, Inc.* (Biotechnology)	1,264	137,005
Sirius XM Holdings, Inc. (Media)	32,619	230,616
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,256	142,116
Splunk, Inc.* (Software)	1,116	173,270
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,708	738,699
Synopsys, Inc.* (Software)	1,108	163,441
Take-Two Interactive Software, Inc.* (Entertainment)	836	104,199
Tesla , Inc.* (Automobiles)	1,329	864,608
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,893	831,640
The Kraft Heinz Co. (Food Products)	9,004	262,917
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	6,309	499,610
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	3,856	123,893
Ulta Beauty, Inc.* (Specialty Retail)	434	116,273
United Airlines Holdings , Inc.* (Airlines)	1,866	139,577
VeriSign, Inc.* (IT Services)	866	180,249
Verisk Analytics, Inc.—Class A (Professional Services)	1,208	196,264
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,896	430,487
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,581	334,644
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,193	143,642
Willis Towers Watson PLC (Insurance)	948	200,303
Workday, Inc.*—Class A (Software)	1,209	223,218
Xcel Energy, Inc. (Electric Utilities)	3,954	273,577
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,854	156,626
TOTAL COMMON STOCKS (Cost $24,220,562)		66,952,648

Repurchase Agreements(a)(b) (32.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $32,535,949	$32,532,000	$32,532,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,532,000)		32,532,000
TOTAL INVESTMENT SECURITIES (Cost $56,752,562)—98.8%		99,484,648
Net other assets (liabilities)—1.2%		1,197,313
NET ASSETS—100.0%		$100,681,961

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $2,822,000.
NYS	New York Shares
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

94 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	73	3/23/20	$13,133,065	$736,496

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/27/20	2.14%	$7,218,924	$(2,347)
Nasdaq-100 Index	UBS AG	2/27/20	2.39%	12,611,184	53,538
				$19,830,108	$51,191

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Airlines	$226,270	0.2%
Automobiles	864,608	0.9%
Beverages	1,724,319	1.7%
Biotechnology	3,119,233	3.1%
Commercial Services & Supplies	386,757	0.4%
Communications Equipment	1,437,988	1.4%
Electric Utilities	614,702	0.6%
Electronic Equipment, Instruments & Components	138,147	0.1%
Entertainment	1,955,740	1.9%
Food & Staples Retailing	1,330,028	1.3%
Food Products	872,120	0.9%
Health Care Equipment & Supplies	797,857	0.8%
Health Care Technology	166,358	0.2%
Hotels, Restaurants & Leisure	1,076,384	1.1%
Insurance	200,303	0.2%
Interactive Media & Services	8,756,022	8.7%
Internet & Direct Marketing Retail	7,260,270	7.2%
IT Services	2,782,006	2.8%
Life Sciences Tools & Services	314,436	0.3%
Machinery	189,236	0.2%
Media	2,754,775	2.7%
Multiline Retail	151,937	0.2%
Professional Services	372,571	0.4%
Road & Rail	440,405	0.4%
Semiconductors & Semiconductor Equipment	8,589,642	8.5%
Software	10,740,994	10.8%
Specialty Retail	642,087	0.6%
Technology Hardware, Storage & Peripherals	8,182,969	8.1%
Textiles, Apparel & Luxury Goods	217,366	0.2%
Trading Companies & Distributors	147,508	0.1%
Wireless Telecommunication Services	499,610	0.5%
Other**	33,729,313	33.5%
Total	$100,681,961	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 95

Common Stocks (75.2%)

	Shares	Value
Apache Corp. (Oil, Gas & Consumable Fuels)	2,839	$77,902
Apergy Corp.* (Energy Equipment & Services)	585	15,128
Baker Hughes Co.—Class A (Energy Equipment & Services)	4,907	106,286
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	3,082	43,425
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,750	103,670
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	8,857	4,533
Chevron Corp. (Oil, Gas & Consumable Fuels)	14,277	1,529,639
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	769	33,751
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	1,517	114,958
ConocoPhillips (Oil, Gas & Consumable Fuels)	8,285	492,378
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	646	17,584
Core Laboratories N.V. (Energy Equipment & Services)	335	11,769
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	220	7,614
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	561	15,405
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	2,923	63,488
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,216	90,470
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	4,392	320,221
EQT Corp. (Oil, Gas & Consumable Fuels)	1,933	11,695
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,541	14,901
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	31,949	1,984,673
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	573	28,409
Halliburton Co. (Energy Equipment & Services)	6,629	144,577
Helmerich & Payne, Inc. (Energy Equipment & Services)	818	33,170
Hess Corp. (Oil, Gas & Consumable Fuels)	1,956	110,651
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,121	50,355
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	14,709	306,977
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	6,043	68,709
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	4,903	267,214
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	829	12,161
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,128	23,643
National Oilwell Varco, Inc. (Energy Equipment & Services)	2,914	60,058
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	3,612	71,409
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,745	267,911
OGE Energy Corp. (Electric Utilities)	1,512	69,325
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	3,119	233,520
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	1,953	30,525
Parsley Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	2,125	35,360
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,471	11,680
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	769	20,994
Phillips 66 (Oil, Gas & Consumable Fuels)	3,355	306,546
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	1,250	168,750
Schlumberger, Ltd. (Energy Equipment & Services)	10,454	350,313
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	1,758	64,167
TechnipFMC PLC (Energy Equipment & Services)	3,174	52,403
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	9,154	189,396
Transocean, Ltd.* (Energy Equipment & Services)	4,345	19,813
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	3,101	261,445
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	494	19,325
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,150	37,643
TOTAL COMMON STOCKS (Cost $4,021,190)		8,375,939

Repurchase Agreements(a)(b) (28.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $3,123,379	$3,123,000	$3,123,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,123,000)		3,123,000
TOTAL INVESTMENT SECURITIES (Cost $7,144,190)—103.2%		11,498,939
Net other assets (liabilities)—(3.2)%		(361,380)
NET ASSETS—100.0%		$11,137,559

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $2,348,000.

See accompanying notes to the financial statements.

96 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/24/20	2.09%	$4,214,908	$(304,160)
Dow Jones U.S. Oil & Gas Index	UBS AG	2/24/20	1.59%	4,098,929	(296,497)
				$8,313,837	$(600,657)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil & Gas UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Electric Utilities	$69,325	0.6%
Energy Equipment & Services	805,197	7.2%
Oil, Gas & Consumable Fuels	7,473,008	67.1%
Semiconductors & Semiconductor Equipment	28,409	0.3%
Other**	2,761,620	24.8%
Total	$11,137,559	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Oil Equipment & Services UltraSector ProFund :: 97

Common Stocks (85.3%)

	Shares	Value
Apergy Corp.* (Energy Equipment & Services)	5,668	$146,574
Archrock, Inc. (Energy Equipment & Services)	9,337	77,964
Baker Hughes Co.—Class A (Energy Equipment & Services)	9,423	204,102
Cactus, Inc.—Class A (Energy Equipment & Services)	3,444	99,256
Core Laboratories N.V. (Energy Equipment & Services)	3,248	114,102
Diamond Offshore Drilling, Inc.*(a) (Energy Equipment & Services)	4,731	21,905
DMC Global, Inc. (Machinery)	1,070	44,758
Dril-Quip, Inc.* (Energy Equipment & Services)	2,648	108,303
Frank's International N.V.* (Energy Equipment & Services)	7,423	25,981
Halliburton Co. (Energy Equipment & Services)	38,635	842,629
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	10,342	86,252
Helmerich & Payne, Inc. (Energy Equipment & Services)	5,139	208,386
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	3,772	31,987
Matrix Service Co.* (Energy Equipment & Services)	1,987	39,978
Nabors Industries, Ltd. (Energy Equipment & Services)	24,724	51,179
National Oilwell Varco, Inc. (Energy Equipment & Services)	9,039	186,294
Newpark Resources, Inc.* (Energy Equipment & Services)	6,563	32,815
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	11,531	59,385
Noble Corp. PLC* (Energy Equipment & Services)	18,224	14,721
Oceaneering International, Inc.* (Energy Equipment & Services)	7,239	89,836
Oil States International, Inc.* (Energy Equipment & Services)	4,426	47,712
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	14,232	113,002
ProPetro Holding Corp.* (Energy Equipment & Services)	6,022	58,654
Schlumberger, Ltd. (Energy Equipment & Services)	27,831	932,618
SEACOR Holdings, Inc.* (Energy Equipment & Services)	1,286	48,341
Select Energy Services, Inc.* (Energy Equipment & Services)	4,587	31,926
TechnipFMC PLC (Energy Equipment & Services)	11,052	182,469
Tidewater, Inc.* (Energy Equipment & Services)	2,870	43,567
Transocean, Ltd.* (Energy Equipment & Services)	37,824	172,477
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	5,382	27,663
Valaris PLC(a) (Energy Equipment & Services)	14,475	73,967
TOTAL COMMON STOCKS (Cost $4,002,622)		4,218,803

Repurchase Agreements(b)(c) (24.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $1,185,144	$1,185,000	$1,185,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,185,000)		1,185,000

Collateral for Securities Loaned (0.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(d)	12,246	$12,246
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(d)	3,752	3,752
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(d)	11,650	11,650
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $27,648)		27,648
TOTAL INVESTMENT SECURITIES (Cost $5,215,270)—109.9%		5,431,451
Net other assets (liabilities)—(9.9)%		(490,984)
NET ASSETS—100.0%		$4,940,467

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $25,634.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $1,005,000.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.

See accompanying notes to the financial statements.

98 :: Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	2/24/20	2.09%	$1,338,320	$(146,074)
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	2/24/20	1.94%	1,846,397	(181,760)
				$3,184,717	$(327,834)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil Equipment & Services UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Energy Equipment & Services	$4,174,045	84.4%
Machinery	44,758	0.9%
Other**	721,664	14.7%
Total	$4,940,467	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 99

Common Stocks (82.7%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	667	$13,660
Akorn, Inc.* (Pharmaceuticals)	1,513	2,315
Allergan PLC (Pharmaceuticals)	937	174,882
AMAG Pharmaceuticals, Inc.* (Biotechnology)	541	4,793
Amicus Therapeutics, Inc.* (Biotechnology)	4,074	36,014
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,758	7,893
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	548	10,363
Arvinas, Inc.* (Pharmaceuticals)	243	11,776
Axsome Therapeutics, Inc.* (Pharmaceuticals)	427	37,072
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,803	176,449
Cara Therapeutics, Inc.* (Biotechnology)	671	10,803
Catalent, Inc.* (Pharmaceuticals)	2,341	143,035
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,530	6,288
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,644	20,829
Dermira, Inc.* (Pharmaceuticals)	749	14,194
Elanco Animal Health, Inc.* (Pharmaceuticals)	5,965	184,319
Eli Lilly & Co. (Pharmaceuticals)	1,449	202,338
Endo International PLC* (Pharmaceuticals)	3,226	18,291
Horizon Therapeutics PLC* (Pharmaceuticals)	2,996	103,332
Innoviva, Inc.* (Pharmaceuticals)	1,069	14,758
Intersect ENT, Inc.* (Pharmaceuticals)	503	12,998
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	733	16,632
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,507	30,285
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	905	129,732
Johnson & Johnson (Pharmaceuticals)	6,202	923,291
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	130	10,793
Merck & Co., Inc. (Pharmaceuticals)	8,593	734,186
Mylan N.V.* (Pharmaceuticals)	8,253	176,779
Myokardia, Inc.* (Pharmaceuticals)	738	50,206
Omeros Corp.*(a) (Pharmaceuticals)	805	10,272
Pacira BioSciences, Inc.* (Pharmaceuticals)	668	28,871
Perrigo Co. PLC (Pharmaceuticals)	2,176	124,119
Pfizer, Inc. (Pharmaceuticals)	4,576	170,410
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	324	7,685
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	802	32,529
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	409	89,485
Revance Therapeutics, Inc.* (Pharmaceuticals)	679	15,189
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,805	4,567
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	3,553	7,994
Theravance Biopharma, Inc.* (Pharmaceuticals)	690	19,237
Tricida, Inc.* (Pharmaceuticals)	429	15,127
Vanda Pharmaceuticals, Inc.* (Biotechnology)	852	10,863
WaVe Life Sciences, Ltd.*(a) (Pharmaceuticals)	278	1,974
Zoetis, Inc. (Pharmaceuticals)	1,415	189,907
Zogenix, Inc.* (Pharmaceuticals)	666	33,546
TOTAL COMMON STOCKS (Cost $2,809,211)		4,040,081

Repurchase Agreements(b)(c) (18.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $926,112	$926,000	$926,000
TOTAL REPURCHASE AGREEMENTS (Cost $926,000)		926,000

Collateral for Securities Loaned (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(d)	9,042	$9,042
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(d)	2,771	2,771
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(d)	8,602	8,602
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $20,415)		20,415
TOTAL INVESTMENT SECURITIES (Cost $3,755,626)—102.0%		4,986,496
Net other assets (liabilities)—(2.0)%		(97,374)
NET ASSETS—100.0%		$4,889,122

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $17,511.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $610,000.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.

See accompanying notes to the financial statements.

100 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	2/24/20	2.09%	$1,421,914	$(52,830)
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	2/24/20	1.94%	1,869,693	(53,357)
				$3,291,607	$(106,187)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Biotechnology	$114,406	2.3%
Pharmaceuticals	3,925,675	80.4%
Other**	849,041	17.3%
Total	$4,889,122	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 101

Common Stocks (77.3%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	36,637	$2,264,899
Alamos Gold, Inc. (Metals & Mining)	59,752	376,438
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	63,000	1,282,680
B2Gold Corp. (Metals & Mining)	156,674	676,832
Barrick Gold Corp.ADR (Metals & Mining)	271,534	5,028,810
Coeur Mining, Inc.* (Metals & Mining)	36,739	221,536
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	34,428	445,154
Eldorado Gold Corp.* (Metals & Mining)	24,262	176,627
First Majestic Silver Corp.*(a) (Metals & Mining)	27,222	274,126
Fortuna Silver Mines, Inc.* (Metals & Mining)	24,484	95,977
Franco-Nevada Corp. (Metals & Mining)	28,803	3,273,173
Gold Fields, Ltd.ADR (Metals & Mining)	125,481	803,078
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)	70,812	237,928
Hecla Mining Co. (Metals & Mining)	75,689	229,338
IAMGOLD Corp.* (Metals & Mining)	71,480	211,581
Kinross Gold Corp.* (Metals & Mining)	191,443	970,616
Kirkland Lake Gold, Ltd. (Metals & Mining)	29,213	1,201,531
McEwen Mining, Inc. (Metals & Mining)	47,626	54,770
Newmont Corp. (Metals & Mining)	125,219	5,642,368
Novagold Resources, Inc.* (Metals & Mining)	36,438	332,315
Osisko Gold Royalties, Ltd. (Metals & Mining)	21,893	218,492
Pan American Silver Corp. (Metals & Mining)	32,016	735,728
Pretium Resources, Inc.* (Metals & Mining)	28,309	308,285
Royal Gold, Inc. (Metals & Mining)	10,018	1,155,276
Sandstorm Gold, Ltd.* (Metals & Mining)	26,799	183,841
Seabridge Gold, Inc.*(a) (Metals & Mining)	7,636	106,369
Sibanye Gold, Ltd.*ADR (Metals & Mining)	81,309	829,352
SSR Mining, Inc.* (Metals & Mining)	18,785	343,953
Wheaton Precious Metals Corp. (Metals & Mining)	68,305	2,011,582
Yamana Gold, Inc. (Metals & Mining)	145,169	590,838
TOTAL COMMON STOCKS (Cost $17,584,594)		30,283,493

Repurchase Agreements(b)(c) (20.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $8,163,991	$8,163,000	$8,163,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,163,000)		8,163,000

Collateral for Securities Loaned (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(d)	62,679	$62,679
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(d)	19,205	19,205
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(d)	59,633	59,633
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $141,517)		141,517
TOTAL INVESTMENT SECURITIES (Cost $25,889,111)—98.6%		38,588,010
Net other assets (liabilities)—1.4%		548,352
NET ASSETS—100.0%		$39,136,362

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $138,599.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $3,771,000.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.
ADR	American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	2/24/20	2.09%	$12,696,681	$189,473
Dow Jones Precious Metals Index	UBS AG	2/24/20	2.34%	15,756,581	263,606
				$28,453,262	$453,079

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

102 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Precious Metals UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Metals & Mining	$30,283,493	77.3%
Other**	8,852,869	22.7%
Total	$39,136,362	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 103

Common Stocks (71.6%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	593	$14,718
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,692	68,635
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	786	128,275
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	937	42,980
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	1,740	47,554
American Tower Corp. (Equity Real Estate Investment Trusts)	3,022	700,317
Americold Realty Trust (Equity Real Estate Investment Trusts)	1,309	45,121
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	9,761	95,268
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	1,015	53,501
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,438	21,599
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	953	206,506
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	917	35,029
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	981	140,626
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,204	18,806
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,032	40,559
Camden Property Trust (Equity Real Estate Investment Trusts)	661	74,316
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	2,284	139,438
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,277	27,072
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	3,324	15,523
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	798	16,838
Corecivic, Inc. (Equity Real Estate Investment Trusts)	813	12,967
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	258	30,302
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	765	22,774
CoStar Group, Inc.* (Professional Services)	250	163,248
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,002	41,012
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,837	425,096
CubeSmart (Equity Real Estate Investment Trusts)	1,321	41,836
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	774	47,098
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,368	13,229
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,424	175,138
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	1,625	12,545
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,125	46,688
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,509	91,102
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	262	35,650
EPR Properties (Equity Real Estate Investment Trusts)	536	38,254
Equinix, Inc. (Equity Real Estate Investment Trusts)	581	342,633
Equity Commonwealth (Equity Real Estate Investment Trusts)	834	27,330
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,242	90,356
Equity Residential (Equity Real Estate Investment Trusts)	2,383	197,980
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	451	139,702
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	885	97,952
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	479	59,885
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	867	37,021
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,392	65,779
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	912	32,887
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,414	45,290
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	3,377	121,538
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	707	35,428
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,895	79,984
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,057	38,411
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	976	17,070
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	3,674	115,621
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,960	61,956
JBG Smith Properties (Equity Real Estate Investment Trusts)	806	32,683
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	351	59,607
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	665	54,909
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,882	54,902
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	588	54,572
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,693	18,742
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,077	67,474
Life Storage, Inc. (Equity Real Estate Investment Trusts)	317	35,878

See accompanying notes to the financial statements.

104 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	618	$13,571
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,532	78,234
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	3,084	24,055
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	777	106,612
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	300	25,314
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,171	65,576
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,837	47,491
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,491	62,547
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	980	29,145
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,376	19,347
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,633	35,828
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	892	21,158
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,266	24,497
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	860	19,943
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	458	19,694
Prologis, Inc. (Equity Real Estate Investment Trusts)	4,311	400,406
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	137	22,956
Public Storage (Equity Real Estate Investment Trusts)	1,025	229,354
Rayonier, Inc. (Equity Real Estate Investment Trusts)	883	26,826
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,224	174,384
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,144	70,974
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,459	17,727
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	758	36,528
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,165	18,127
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	372	31,631
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,322	28,423
SBA Communications Corp. (Equity Real Estate Investment Trusts)	768	191,662
Service Properties Trust (Equity Real Estate Investment Trusts)	1,124	24,256
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	2,094	278,816
SITE Centers Corp. (Equity Real Estate Investment Trusts)	1,020	12,964
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	555	51,082
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	681	35,943
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,924	49,370
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,459	57,266
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	632	102,491
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,536	19,476
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	418	11,044
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	830	13,114
The Howard Hughes Corp.* (Real Estate Management & Development)	295	35,896
The Macerich Co. (Equity Real Estate Investment Trusts)	751	16,755
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,864	28,445
UDR, Inc. (Equity Real Estate Investment Trusts)	2,000	95,820
Urban Edge Properties (Equity Real Estate Investment Trusts)	787	14,473
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,544	147,196
VEREIT, Inc. (Equity Real Estate Investment Trusts)	7,287	71,121
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	3,146	84,313
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,081	71,097
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	550	16,742
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	827	24,066
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,768	235,031
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	5,085	147,211
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,176	98,925
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	769	14,373
TOTAL COMMON STOCKS (Cost $4,314,692)		8,714,506

Repurchase Agreements(a)(b) (60.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $7,321,889	$7,321,000	$7,321,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,321,000)		7,321,000
TOTAL INVESTMENT SECURITIES (Cost $11,635,692)—131.7%		16,035,506
Net other assets (liabilities)—(31.7)%		(3,863,308)
NET ASSETS—100.0%		$12,172,198

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 105

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $2,858,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/24/20	2.09%	$4,418,640	$(128,116)
Dow Jones U.S. Real Estate Index	UBS AG	2/24/20	1.94%	5,109,610	(89,849)
				$9,528,250	$(217,965)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$7,923,882	65.2%
Mortgage Real Estate Investment Trusts	392,435	3.2%
Professional Services	163,248	1.3%
Real Estate Management & Development	234,941	1.9%
Other**	3,457,692	28.4%
Total	$12,172,198	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

106 :: Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (141.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $14,187,722	$14,186,000	$14,186,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,186,000)		14,186,000
TOTAL INVESTMENT SECURITIES (Cost $14,186,000)—141.3%		14,186,000
Net other assets (liabilities)—(41.3)%		(4,143,457)
NET ASSETS—100.0%		$10,042,543

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $770,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.375% due on 11/15/49	Citibank North America	2/17/20	(1.40)%	$(596,535)	$(149,678)
30-Year U.S. Treasury Bond, 2.375% due on 11/15/49	Societe' Generale	2/17/20	(1.33)%	(11,822,242)	(595,705)
				$(12,418,777)	$(745,383)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Rising Rates Opportunity 10 ProFund :: 107

Repurchase Agreements(a)(b) (103.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $3,046,370	$3,046,000	$3,046,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,046,000)		3,046,000
TOTAL INVESTMENT SECURITIES (Cost $3,046,000)—103.8%		3,046,000
Net other assets (liabilities)—(3.8)%		(111,524)
NET ASSETS—100.0%		$2,934,476

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $94,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 1.75% due on 11/15/29	Citibank North America	2/17/20	(1.40)%	$(1,359,094)	$(36,178)
10-Year U.S. Treasury Note, 1.75% due on 11/15/29	Societe' Generale	2/17/20	(1.34)%	(1,563,469)	(38,067)
				$(2,922,563)	$(74,245)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

108 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (94.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $8,506,032	$8,505,000	$8,505,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,505,000)		8,505,000
TOTAL INVESTMENT SECURITIES (Cost $8,505,000)—94.0%		8,505,000
Net other assets (liabilities)—6.0%		540,117
NET ASSETS—100.0%		$9,045,117

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $1,328,000.

At January 31, 2020, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$378,599	British pound	288,173	2/7/20	$380,538	$(1,939)
U.S. dollar	110,234	Canadian dollar	143,489	2/7/20	108,440	1,794
U.S. dollar	1,661,961	Euro	1,491,591	2/7/20	1,654,711	7,250
U.S. dollar	49,387	Japanese yen	5,361,730	2/7/20	49,508	(121)
U.S. dollar	58,263	Swedish krona	549,744	2/7/20	57,145	1,118
U.S. dollar	188,474	Swiss franc	182,433	2/7/20	189,550	(1,076)
Total Short Contracts	$2,446,918				$2,439,892	$7,026

At January 31, 2020, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$762,647	British pound	580,726	2/7/20	$766,859	$(4,212)
U.S. dollar	770,847	Canadian dollar	1,004,152	2/7/20	758,876	11,971
U.S. dollar	3,916,817	Euro	3,516,537	2/7/20	3,901,105	15,712
U.S. dollar	1,260,416	Japanese yen	136,948,988	2/7/20	1,264,524	(4,108)
U.S. dollar	349,673	Swedish krona	3,303,021	2/7/20	343,341	6,332
U.S. dollar	159,963	Swiss franc	154,877	2/7/20	160,919	(956)
Total Short Contracts	$7,220,363				$7,195,624	$24,739
Long:
British pound	50,428	U.S. dollar	$66,303	2/7/20	$66,591	$288
Canadian dollar	54,814	U.S. dollar	41,698	2/7/20	41,425	(273)
Euro	293,944	U.S. dollar	327,027	2/7/20	326,090	(937)
Japanese yen	8,544,356	U.S. dollar	78,565	2/7/20	78,895	330
Swedish krona	185,869	U.S. dollar	19,504	2/7/20	19,321	(183)
Swiss franc	22,714	U.S. dollar	23,598	2/7/20	23,600	2
Total Long Contracts			$556,695		$555,922	$(773)

Total unrealized appreciation	$44,797
Total unrealized (depreciation)	(13,805)
Total net unrealized appreciation/(depreciation)	$30,992

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 109

Common Stocks (75.5%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	141,352	$6,643,544
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	46,747	5,130,483
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	117,250	6,799,328
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	50,349	15,364,501
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	7,335	563,401
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	13,672	635,611
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	46,881	1,093,734
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	17,118	886,028
Intel Corp. (Semiconductors & Semiconductor Equipment)	552,135	35,297,990
InterDigital, Inc. (Communications Equipment)	3,952	218,348
KLA Corp. (Semiconductors & Semiconductor Equipment)	20,029	3,319,606
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	18,415	5,491,537
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	84,664	2,035,323
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	34,347	2,064,942
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	30,334	2,956,958
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	140,515	7,459,941
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,917	725,040
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	5,128	877,760
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	77,680	18,365,882
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	52,137	1,206,972
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	14,745	1,560,906
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	144,932	12,364,149
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	8,408	405,182
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	5,506	541,295
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	21,625	2,446,869
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	21,270	1,403,607
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	118,648	14,314,881
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	5,383	948,323
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	31,917	2,696,348
TOTAL COMMON STOCKS (Cost $127,712,593)		153,818,489

Repurchase Agreements(a)(b) (30.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $62,500,587	$62,493,000	$62,493,000
TOTAL REPURCHASE AGREEMENTS (Cost $62,493,000)		62,493,000
TOTAL INVESTMENT SECURITIES (Cost $190,205,593)—106.1%		216,311,489
Net other assets (liabilities)—(6.1)%		(12,402,338)
NET ASSETS—100.0%		$203,909,151

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $37,272,000.

See accompanying notes to the financial statements.

110 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	2/24/20	2.09%	$75,423,791	$(5,958,097)
Dow Jones U.S. Semiconductors Index	UBS AG	2/24/20	1.94%	78,003,843	(5,651,440)
				$153,427,634	$(11,609,537)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Communications Equipment	$218,348	0.1%
Semiconductors & Semiconductor Equipment	153,600,141	75.4%
Other**	50,090,662	24.5%
Total	$203,909,151	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Short Nasdaq-100 ProFund :: 111

Repurchase Agreements(a)(b) (72.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $4,734,575	$4,734,000	$4,734,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,734,000)		4,734,000
TOTAL INVESTMENT SECURITIES (Cost $4,734,000)—72.0%		4,734,000
Net other assets (liabilities)—28.0%		1,844,487
NET ASSETS—100.0%		$6,578,487

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $636,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	4	3/23/20	$(719,620)	$(40,370)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/27/20	(1.89)%	$(2,964,272)	$(34,448)
Nasdaq-100 Index	UBS AG	2/27/20	(1.74)%	(2,931,758)	(4,241)
				$(5,896,030)	$(38,689)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

112 :: Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (74.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $2,019,245	$2,019,000	$2,019,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,019,000)		2,019,000
TOTAL INVESTMENT SECURITIES (Cost $2,019,000)—74.5%		2,019,000
Net other assets (liabilities)—25.5%		690,522
NET ASSETS—100.0%		$2,709,522

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $576,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/24/20	(1.74)%	$(1,954,454)	$102,140
Dow Jones U.S. Oil & Gas Index	UBS AG	2/24/20	(1.44)%	(772,049)	55,819
				$(2,726,503)	$157,959

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Short Precious Metals ProFund :: 113

Repurchase Agreements(a)(b) (110.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $1,394,169	$1,394,000	$1,394,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,394,000)		1,394,000
TOTAL INVESTMENT SECURITIES (Cost $1,394,000)—110.0%		1,394,000
Net other assets (liabilities)—(10.0)%		(126,194)
NET ASSETS—100.0%		$1,267,806

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $548,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	2/24/20	(1.49)%	$(659,345)	$(58,522)
Dow Jones Precious Metals Index	UBS AG	2/24/20	(1.34)%	(629,271)	(15,413)
				$(1,288,616)	$(73,935)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

114 :: Short Real Estate ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (98.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $805,098	$805,000	$805,000
TOTAL REPURCHASE AGREEMENTS (Cost $805,000)		805,000
TOTAL INVESTMENT SECURITIES (Cost $805,000)—98.5%		805,000
Net other assets (liabilities)—1.5%		12,284
NET ASSETS—100.0%		$817,284

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $332,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/24/20	(1.74)%	$(322,877)	$5,482
Dow Jones U.S. Real Estate Index	UBS AG	2/24/20	(1.34)%	(493,063)	8,603
				$(815,940)	$14,085

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 115

Repurchase Agreements(a)(b) (63.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $2,178,264	$2,178,000	$2,178,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,178,000)		2,178,000
TOTAL INVESTMENT SECURITIES (Cost $2,178,000)—63.4%		2,178,000
Net other assets (liabilities)—36.6%		1,260,021
NET ASSETS—100.0%		$3,438,021

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $589,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	3/23/20	$(161,460)	$3,407

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/20	(1.34)%	$(1,367,652)	$26,270
Russell 2000 Index	UBS AG	2/27/20	(1.09)%	(1,889,203)	11,743
				$(3,256,855)	$38,013

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

116 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (61.6%)

	Percentage of Net Assets	Shares	Value
Aaron's, Inc. (Specialty Retail)	0.1%	98	$5,818
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	0.1%	145	5,790
ALLETE, Inc. (Electric Utilities)	0.1%	72	6,011
Amedisys, Inc.* (Health Care Providers & Services)	0.2%	49	8,647
Axon Enterprise, Inc.* (Aerospace & Defense)	0.2%	85	6,530
Black Hills Corp. (Multi-Utilities)	0.2%	85	7,058
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	0.2%	170	6,493
Chegg, Inc.* (Diversified Consumer Services)	0.2%	158	6,513
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	0.2%	49	7,075
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	85	6,528
Darling Ingredients, Inc.* (Food Products)	0.1%	218	5,914
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	0.2%	37	7,065
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	0.2%	49	6,667
EMCOR Group, Inc. (Construction & Engineering)	0.1%	72	5,916
Essent Group, Ltd. (Thrifts & Mortgage Finance)	0.2%	134	6,647
First Financial Bankshares, Inc. (Banks)	0.2%	181	6,067
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.2%	170	7,258
Five9, Inc.* (Software)	0.2%	85	6,096
FTI Consulting, Inc.* (Professional Services)	0.1%	49	5,882
Generac Holdings, Inc.* (Electrical Equipment)	0.2%	85	8,804
Globus Medical, Inc.— Class A* (Health Care Equipment & Supplies)	0.1%	109	5,699
Haemonetics Corp.* (Health Care Equipment & Supplies)	0.2%	72	7,732
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.2%	170	6,130
Helen of Troy, Ltd.* (Household Durables)	0.2%	37	6,995
j2 Global, Inc. (Software)	0.1%	60	5,752
Lumentum Holdings, Inc.* (Communications Equipment)	0.2%	109	8,258
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	0.2%	60	7,213
MAXIMUS, Inc. (IT Services)	0.2%	85	6,099
MSA Safety, Inc. (Commercial Services & Supplies)	0.2%	49	6,645
Novocure, Ltd.* (Health Care Equipment & Supplies)	0.2%	109	8,878
ONE Gas, Inc. (Gas Utilities)	0.2%	72	6,804
Performance Food Group Co.* (Food & Staples Retailing)	0.2%	145	7,509
PNM Resources, Inc. (Electric Utilities)	0.1%	109	5,911
Portland General Electric Co. (Electric Utilities)	0.2%	122	7,503
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.2%	279	6,832
RBC Bearings, Inc.* (Machinery)	0.1%	37	5,754
Repligen Corp.* (Biotechnology)	0.2%	60	6,022
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	0.2%	145	6,988
Science Applications International Corp. (IT Services)	0.2%	85	7,459
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	60	5,899
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	0.1%	60	5,792
Spire, Inc. (Gas Utilities)	0.2%	72	6,071
Stifel Financial Corp. (Capital Markets)	0.2%	98	6,339
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	0.2%	49	7,052
Teladoc Health, Inc.* (Health Care Technology)	0.2%	98	9,967
Tetra Tech, Inc. (Commercial Services & Supplies)	0.2%	72	6,163
Texas Roadhouse, Inc.— Class A (Hotels, Restaurants & Leisure)	0.2%	98	6,125
The Brink's Co. (Commercial Services & Supplies)	0.2%	72	6,062
Trex Co., Inc.* (Building Products)	0.2%	85	8,350
Other Common Stocks(a)	53.3%	86,683	2,142,385
TOTAL COMMON STOCKS (Cost $1,498,466)			2,473,167

Contingent Right(NM)
A. Schulman, Inc.*+(b) (Chemicals)	204	107
TOTAL CONTINGENT RIGHT (Cost $408)		107

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 117

Trust (0.00%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (41.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $1,680,204	$1,680,000	$1,680,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,680,000)		1,680,000

Collateral for Securities Loaned (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(e)	7,626	$7,626
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(e)	2,337	2,337
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(e)	7,255	7,255
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $17,218)		17,218
TOTAL INVESTMENT SECURITIES (Cost $3,196,092)—103.8%		4,170,492
Net other assets (liabilities)—(3.8)%		(155,324)
NET ASSETS—100.0%		$4,015,168

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2020, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $15,906.
(b)	No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $342,000.
(d)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	9	3/23/20	$726,570	$(15,359)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/20	1.84%	$153,949	$27,438
Russell 2000 Index	UBS AG	2/27/20	1.59%	661,093	(15,353)
				$815,042	$12,085

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

118 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Small-Cap ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$37,659	0.9%
Air Freight & Logistics	8,276	0.2%
Airlines	11,714	0.3%
Auto Components	28,548	0.7%
Automobiles	2,026	0.1%
Banks	229,601	5.6%
Beverages	9,158	0.2%
Biotechnology	151,386	3.7%
Building Products	44,777	1.1%
Capital Markets	38,865	1.0%
Chemicals	46,446	1.2%
Commercial Services & Supplies	74,207	1.8%
Communications Equipment	28,666	0.7%
Construction & Engineering	26,172	0.7%
Construction Materials	4,317	0.1%
Consumer Finance	15,931	0.4%
Containers & Packaging	2,256	0.1%
Distributors	1,776	NM
Diversified Consumer Services	23,102	0.6%
Diversified Financial Services	6,543	0.2%
Diversified Telecommunication Services	14,015	0.3%
Electric Utilities	30,051	0.7%
Electrical Equipment	29,503	0.7%
Electronic Equipment, Instruments & Components	66,645	1.7%
Energy Equipment & Services	18,049	0.4%
Entertainment	5,451	0.1%
Equity Real Estate Investment Trusts	183,115	4.6%
Food & Staples Retailing	17,834	0.4%
Food Products	31,733	0.8%
Gas Utilities	32,200	0.8%
Health Care Equipment & Supplies	98,179	2.4%
Health Care Providers & Services	56,002	1.4%
Health Care Technology	28,077	0.7%
Hotels, Restaurants & Leisure	70,880	1.8%
Household Durables	51,205	1.3%
Household Products	6,498	0.2%
Independent Power and Renewable Electricity Producers	11,881	0.3%
Industrial Conglomerates	1,474	NM
Insurance	57,439	1.4%
Interactive Media & Services	10,673	0.3%
Internet & Direct Marketing Retail	7,741	0.2%
IT Services	59,346	1.5%
Leisure Products	9,328	0.2%
Life Sciences Tools & Services	17,893	0.4%
Machinery	98,742	2.5%
Marine	2,161	0.1%
Media	18,789	0.5%
Metals & Mining	30,054	0.7%
Mortgage Real Estate Investment Trusts	35,071	0.9%
Multiline Retail	2,028	0.1%
Multi-Utilities	18,464	0.5%
Oil, Gas & Consumable Fuels	37,601	0.9%
Paper & Forest Products	11,642	0.3%
Personal Products	6,315	0.2%
Pharmaceuticals	43,247	1.1%
Professional Services	39,848	1.0%
Real Estate Management & Development	18,979	0.5%
Road & Rail	13,224	0.3%
Semiconductors & Semiconductor Equipment	71,514	1.8%
Software	122,914	3.1%
Specialty Retail	59,928	1.5%
Technology Hardware, Storage & Peripherals	4,203	0.1%
Textiles, Apparel & Luxury Goods	25,329	0.6%
Thrifts & Mortgage Finance	51,675	1.3%
Tobacco	3,938	0.1%
Trading Companies & Distributors	35,490	0.9%
Water Utilities	12,407	0.3%
Wireless Telecommunication Services	3,073	0.1%
Other**	1,541,894	38.4%
Total	$4,015,168	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 119

Common Stocks (100.0%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	3,399	$37,015
8x8, Inc.* (Software)	2,875	53,533
AAON, Inc. (Building Products)	1,165	61,093
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,371	34,028
Addus Homecare Corp.* (Health Care Providers & Services)	388	36,604
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,099	76,864
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,078	108,202
AeroVironment, Inc.* (Aerospace & Defense)	366	24,379
Agilysys, Inc.* (Software)	584	18,980
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,217	92,407
Akorn, Inc.* (Pharmaceuticals)	980	1,499
Alamo Group, Inc. (Machinery)	278	34,628
Alarm.com Holdings, Inc.* (Software)	1,044	45,863
Albany International Corp.—Class A (Machinery)	880	61,398
Allegiant Travel Co. (Airlines)	379	63,687
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	826	37,633
American States Water Co. (Water Utilities)	1,056	93,519
American Vanguard Corp. (Chemicals)	405	7,565
American Woodmark Corp.* (Building Products)	447	49,014
Ameris Bancorp (Banks)	845	33,961
AMERISAFE, Inc. (Insurance)	265	18,131
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	723	48,716
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	501	9,474
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	266	16,492
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	410	16,855
Apogee Enterprises, Inc. (Building Products)	381	12,123
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	632	40,808
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,109	4,735
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	700	12,838
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	644	12,403
Asbury Automotive Group, Inc.* (Specialty Retail)	284	27,392
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	484	11,689
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	1,010	28,452
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	527	31,125
Balchem Corp. (Chemicals)	923	99,703
Barnes Group, Inc. (Machinery)	846	53,442
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	551	16,960
BioTelemetry, Inc.* (Health Care Providers & Services)	975	47,697
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,694	35,184
Blucora, Inc.* (Capital Markets)	786	17,724
Boot Barn Holdings, Inc.* (Specialty Retail)	819	34,373
Bottomline Technologies, Inc.* (Software)	634	33,982
Brady Corp.—Class A (Commercial Services & Supplies)	970	53,709
Brookline Bancorp, Inc. (Banks)	1,008	15,322
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	2,075	79,016
Calavo Growers, Inc. (Food Products)	261	19,995
California Water Service Group (Water Utilities)	925	48,618
Callaway Golf Co. (Leisure Products)	2,700	57,834
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	5,938	17,814
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,010	45,844
Cardtronics PLC*—Class A (IT Services)	683	30,735
Care.com, Inc.* (Interactive Media & Services)	405	6,063
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,342	29,766
Cavco Industries, Inc.* (Household Durables)	247	55,333
Central Pacific Financial Corp. (Banks)	432	11,979
Century Communities, Inc.* (Household Durables)	372	11,037
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	341	9,326
Chart Industries, Inc.* (Machinery)	607	38,836
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	476	11,686
CIRCOR International, Inc.* (Machinery)	571	23,714
City Holding Co. (Banks)	281	21,266
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	4,341	30,474
Coca-Cola Consolidated, Inc. (Beverages)	133	36,017
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,195	84,761
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	533	11,923
Comfort Systems USA, Inc. (Construction & Engineering)	726	33,687
Community Bank System, Inc. (Banks)	845	55,997
Community Health Systems, Inc.* (Health Care Providers & Services)	3,381	14,504
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	545	25,708
Comtech Telecommunications Corp. (Communications Equipment)	699	20,208
CONMED Corp. (Health Care Equipment & Supplies)	814	82,767
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,951	37,389
CorVel Corp.* (Health Care Providers & Services)	256	23,442
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,967	74,569
CryoLife, Inc.* (Health Care Equipment & Supplies)	591	17,576
CSG Systems International, Inc. (IT Services)	946	47,130
CTS Corp. (Electronic Equipment, Instruments & Components)	506	14,831
Cubic Corp. (Aerospace & Defense)	457	29,838
Cutera, Inc.* (Health Care Equipment & Supplies)	409	11,526
CVB Financial Corp. (Banks)	1,833	38,071

See accompanying notes to the financial statements.

120 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Cytokinetics, Inc.* (Biotechnology)	934	$11,488
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	504	22,257
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	2,204	25,368
Digi International, Inc.* (Communications Equipment)	813	12,841
DineEquity, Inc. (Hotels, Restaurants & Leisure)	482	41,091
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,187	61,297
DMC Global, Inc. (Machinery)	421	17,610
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	225	2,952
Dorman Products, Inc.* (Auto Components)	452	31,550
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	312	4,512
Eagle Pharmaceuticals, Inc.* (Biotechnology)	291	15,662
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,191	28,834
Ebix, Inc. (Software)	434	14,943
eHealth, Inc.* (Insurance)	583	61,308
El Paso Electric Co. (Electric Utilities)	677	46,097
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	298	4,106
Emergent BioSolutions, Inc.* (Biotechnology)	767	42,254
Enanta Pharmaceuticals, Inc.* (Biotechnology)	458	23,605
Encore Wire Corp. (Electrical Equipment)	356	19,334
Enerpac Tool Group Corp. (Machinery)	710	16,408
Enova International, Inc.* (Consumer Finance)	968	24,258
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	178	14,190
ESCO Technologies, Inc. (Machinery)	745	71,490
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	2,523	69,660
EVERTEC, Inc. (IT Services)	1,713	57,505
ExlService Holdings, Inc.* (IT Services)	979	71,575
Exponent, Inc. (Professional Services)	1,488	108,281
Extreme Networks, Inc.* (Communications Equipment)	3,490	20,591
Fabrinet* (Electronic Equipment, Instruments & Components)	1,061	66,885
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	253	13,070
Federal Signal Corp. (Machinery)	1,736	55,830
First BanCorp. (Banks)	2,932	27,180
First Commonwealth Financial Corp. (Banks)	1,580	21,362
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	573	20,193
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	2,172	54,973
Forrester Research, Inc.* (Professional Services)	169	6,992
Forward Air Corp. (Air Freight & Logistics)	808	52,884
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	264	4,707
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,166	35,318
Fox Factory Holding Corp.* (Auto Components)	1,105	72,731
Franklin Electric Co., Inc. (Machinery)	1,104	63,690
Gentherm, Inc.* (Auto Components)	451	20,796
Geospace Technologies Corp.* (Energy Equipment & Services)	393	5,270
Getty Realty Corp. (Equity Real Estate Investment Trusts)	519	16,359
Gibraltar Industries, Inc.* (Building Products)	657	35,820
Glacier Bancorp, Inc. (Banks)	1,451	61,478
Glu Mobile, Inc.* (Entertainment)	3,305	19,500
GMS, Inc.* (Trading Companies & Distributors)	665	17,769
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,573	28,770
Greenhill & Co., Inc. (Capital Markets)	193	3,022
Griffon Corp. (Building Products)	1,222	25,405
H.B. Fuller Co. (Chemicals)	833	38,493
Hanger, Inc.* (Health Care Providers & Services)	1,071	26,165
Harmonic, Inc.* (Communications Equipment)	2,594	18,249
Harsco Corp.* (Machinery)	1,083	16,137
Haynes International, Inc. (Metals & Mining)	164	4,397
HealthStream, Inc.* (Health Care Technology)	484	12,366
Heartland Express, Inc. (Road & Rail)	631	11,793
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	4,058	33,844
Heska Corp.* (Health Care Equipment & Supplies)	103	10,320
Hibbett Sports, Inc.* (Specialty Retail)	267	6,616
HMS Holdings Corp.* (Health Care Technology)	1,389	37,947
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	646	21,570
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,487	21,814
Independent Bank Corp. (Banks)	642	46,352
Innospec, Inc. (Chemicals)	703	70,813
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	448	40,096
Innoviva, Inc.* (Pharmaceuticals)	1,919	26,492
Inogen, Inc.* (Health Care Equipment & Supplies)	326	14,432
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	524	34,516
Installed Building Products, Inc.* (Household Durables)	612	45,368
Inter Parfums, Inc. (Personal Products)	506	34,970
Interface, Inc. (Commercial Services & Supplies)	1,089	17,511
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,336	34,135
iRobot Corp.*(a) (Household Durables)	357	16,797
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,011	82,649
J & J Snack Foods Corp. (Food Products)	428	70,981
James River Group Holdings, Ltd. (Insurance)	567	24,347
John B. Sanfilippo & Son, Inc. (Food Products)	251	21,159
John Bean Technologies Corp. (Machinery)	909	102,707
Kaiser Aluminum Corp. (Metals & Mining)	288	28,843
KEMET Corp. (Electronic Equipment, Instruments & Components)	1,667	43,409
Kinsale Capital Group, Inc. (Insurance)	591	67,505
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,778	35,080
Koppers Holdings, Inc.* (Chemicals)	593	18,608
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	910	23,560
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	619	10,839

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 121

Common Stocks, continued

	Shares	Value
La-Z-Boy, Inc. (Household Durables)	638	$19,548
LCI Industries (Auto Components)	718	77,522
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	470	16,913
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,486	38,590
LGI Homes, Inc.* (Household Durables)	573	45,691
LHC Group, Inc.* (Health Care Providers & Services)	849	123,741
Lindsay Corp. (Machinery)	139	13,904
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	389	2,069
Lithia Motors, Inc.—Class A (Specialty Retail)	650	88,166
LivePerson, Inc.* (Software)	1,765	72,383
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	605	27,927
M.D.C. Holdings, Inc. (Household Durables)	1,438	60,597
M/I Homes, Inc.* (Household Durables)	427	18,955
ManTech International Corp.—Class A (IT Services)	772	61,976
Marcus & Millichap, Inc.* (Real Estate Management & Development)	344	12,178
Marten Transport, Ltd. (Road & Rail)	646	13,411
Materion Corp. (Metals & Mining)	329	17,865
MAX Holdings, Inc. (Real Estate Management & Development)	364	13,934
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	840	16,372
Medifast, Inc. (Personal Products)	334	32,274
Medpace Holdings* (Life Sciences Tools & Services)	786	67,242
Mercer International, Inc. (Paper & Forest Products)	609	6,705
Meritage Homes Corp.* (Household Durables)	588	41,724
Meritor, Inc.* (Machinery)	1,229	26,927
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	70	18,371
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	993	36,959
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	735	24,071
MGP Ingredients, Inc. (Beverages)	167	5,688
MicroStrategy, Inc.*—Class A (Software)	132	20,068
Mobile Mini, Inc. (Commercial Services & Supplies)	658	27,465
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,986	57,634
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	208	11,165
Monro, Inc. (Specialty Retail)	535	33,545
Moog, Inc.—Class A (Aerospace & Defense)	453	40,593
Mueller Industries, Inc. (Machinery)	1,079	31,474
MYR Group, Inc.* (Construction & Engineering)	224	6,433
National Bank Holdings Corp. (Banks)	644	20,994
National Beverage Corp.*(a) (Beverages)	160	6,866
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	969	33,091
Natus Medical, Inc.* (Health Care Equipment & Supplies)	517	16,177
NBT Bancorp, Inc. (Banks)	640	24,186
Neenah, Inc. (Paper & Forest Products)	222	14,794
Neogen Corp.* (Health Care Equipment & Supplies)	963	64,780
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,995	96,529
Newpark Resources, Inc.* (Energy Equipment & Services)	1,315	6,575
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	493	24,058
NextGen Healthcare, Inc.* (Health Care Technology)	750	10,395
NIC, Inc. (IT Services)	1,920	37,882
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	1,949	62,211
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	584	9,280
Northwest Natural Holding Co. (Gas Utilities)	436	31,994
Omnicell, Inc.* (Health Care Technology)	757	61,530
OneSpan, Inc.* (Software)	934	15,523
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	774	29,366
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	241	10,426
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	489	42,318
Pacira BioSciences, Inc.* (Pharmaceuticals)	814	35,181
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,057	21,267
Patrick Industries, Inc. (Building Products)	640	33,203
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	133	6,629
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,422	30,700
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	503	7,927
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	386	8,249
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	2,871	66,751
Perdoceo Education Corp.* (Diversified Consumer Services)	888	15,789
Perficient, Inc.* (IT Services)	937	46,569
PetMed Express, Inc.(a) (Internet & Direct Marketing Retail)	301	7,588
Piper Sandler Cos. (Capital Markets)	215	17,722
Plexus Corp.* (Electronic Equipment, Instruments & Components)	837	59,527
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	844	82,433
PRA Group, Inc.* (Consumer Finance)	613	21,676
Preferred Bank (Banks)	390	23,443
PriceSmart, Inc. (Food & Staples Retailing)	282	17,275
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,192	5,316
Progress Software Corp. (Software)	1,284	57,947
Proto Labs, Inc.* (Machinery)	492	50,922
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	3,209	10,173
Qualys, Inc.* (Software)	956	81,966
QuinStreet, Inc.* (Interactive Media & Services)	1,323	17,139
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	2,036	4,886

See accompanying notes to the financial statements.

122 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
RadNet, Inc.* (Health Care Providers & Services)	1,196	$26,994
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,696	26,916
Raven Industries, Inc. (Industrial Conglomerates)	1,026	32,175
Regenxbio, Inc.* (Biotechnology)	900	39,177
Rent-A-Center, Inc. (Specialty Retail)	1,415	41,219
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,830	30,323
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	77	5,802
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,713	3,700
Rogers Corp.* (Electronic Equipment, Instruments & Components)	533	62,761
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	507	10,394
Safehold, Inc. (Equity Real Estate Investment Trusts)	357	16,051
Safety Insurance Group, Inc. (Insurance)	201	18,508
Saia, Inc.* (Road & Rail)	743	64,716
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	193	9,530
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	886	31,037
Seacoast Banking Corp.* (Banks)	841	22,833
SEACOR Holdings, Inc.* (Energy Equipment & Services)	272	10,224
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,603	36,613
ServisFirst Bancshares, Inc. (Banks)	1,323	48,620
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	890	60,031
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	752	30,343
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	548	23,745
Simpson Manufacturing Co., Inc. (Building Products)	1,157	95,649
Sleep Number Corp.* (Specialty Retail)	816	42,097
South Jersey Industries, Inc. (Gas Utilities)	1,749	53,869
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,363	3,448
SPS Commerce, Inc.* (Software)	1,000	56,830
SPX Corp.* (Machinery)	1,266	62,123
SPX FLOW, Inc.* (Machinery)	1,221	53,407
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	259	19,293
Stepan Co. (Chemicals)	317	31,272
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	2,220	85,603
Strategic Education, Inc. (Diversified Consumer Services)	335	54,367
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	842	19,257
Surmodics, Inc.* (Health Care Equipment & Supplies)	213	8,390
Sykes Enterprises, Inc.* (IT Services)	586	19,684
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	220	12,775
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	295	16,576
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	575	12,616
TechTarget, Inc.* (Media)	658	16,707
Tennant Co. (Machinery)	525	40,541
The Buckle, Inc. (Specialty Retail)	516	12,596
The E.W. Scripps Co.—Class A (Media)	736	8,935
The Ensign Group, Inc. (Health Care Providers & Services)	877	39,640
The Pennant Group, Inc.* (Health Care Providers & Services)	750	19,800
The St Joe Co.* (Real Estate Management & Development)	904	18,993
Tivity Health, Inc.* (Health Care Providers & Services)	1	22
Tompkins Financial Corp. (Banks)	197	16,960
TopBuild Corp.* (Household Durables)	974	111,533
Tredegar Corp. (Chemicals)	411	8,364
Triumph Bancorp, Inc.* (Banks)	468	18,243
Triumph Group, Inc. (Aerospace & Defense)	1,438	29,378
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,448	11,483
TTEC Holdings, Inc. (IT Services)	507	20,138
U.S. Ecology, Inc. (Commercial Services & Supplies)	349	18,849
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	367	42,990
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,143	26,300
UniFirst Corp. (Commercial Services & Supplies)	440	89,730
United Community Banks, Inc. (Banks)	1,586	44,281
Universal Electronics, Inc.* (Household Durables)	401	19,862
Universal Forest Products, Inc. (Building Products)	1,761	84,352
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	363	44,776
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	541	12,264
Vanda Pharmaceuticals, Inc.* (Biotechnology)	873	11,131
Varex Imaging Corp.* (Health Care Equipment & Supplies)	660	18,249
Vector Group, Ltd. (Tobacco)	2,117	27,817
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,404	17,901
Veritex Holdings, Inc. (Banks)	677	19,173
Viad Corp. (Commercial Services & Supplies)	349	22,685
Viavi Solutions, Inc.* (Communications Equipment)	6,593	92,962
Vicor Corp.* (Electrical Equipment)	526	26,327
Virtus Investment Partners, Inc. (Capital Markets)	184	22,639
Virtusa Corp.* (IT Services)	857	35,685
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,946	26,131
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	823	54,623
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,110	33,788
Watts Water Technologies, Inc.—Class A (Machinery)	790	78,770

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 123

Common Stocks, continued

	Shares	Value
WD-40 Co. (Household Products)	393	$73,420
Westamerica Bancorp (Banks)	420	26,611
Wingstop, Inc. (Hotels, Restaurants & Leisure)	844	78,297
Winnebago Industries, Inc. (Automobiles)	966	52,898
Xencor, Inc.* (Biotechnology)	807	27,390
Xperi Corp. (Semiconductors & Semiconductor Equipment)	1,421	22,864
Zumiez, Inc.* (Specialty Retail)	585	18,234
TOTAL COMMON STOCKS (Cost $8,480,206)		11,145,065

Repurchase Agreements(b) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $32,004	$32,000	$32,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,000)		32,000

Collateral for Securities Loaned (0.5%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(c)	25,868	$25,868
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(c)	7,926	7,926
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(c)	24,610	24,610
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $58,404)		58,404
TOTAL INVESTMENT SECURITIES (Cost $8,570,610)—100.8%		11,235,469
Net other assets (liabilities)—(0.8)%		(85,905)
NET ASSETS—100.0%		$11,149,564

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $54,512.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.

See accompanying notes to the financial statements.

124 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Small-Cap Growth ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$232,390	2.1%
Air Freight & Logistics	52,884	0.5%
Airlines	63,687	0.6%
Auto Components	202,599	1.8%
Automobiles	52,898	0.5%
Banks	598,313	5.4%
Beverages	48,571	0.4%
Biotechnology	237,105	2.1%
Building Products	396,659	3.6%
Capital Markets	61,107	0.5%
Chemicals	274,818	2.5%
Commercial Services & Supplies	234,835	2.1%
Communications Equipment	164,851	1.5%
Construction & Engineering	40,120	0.4%
Consumer Finance	45,934	0.4%
Diversified Consumer Services	70,156	0.6%
Diversified Telecommunication Services	145,027	1.3%
Electric Utilities	46,097	0.4%
Electrical Equipment	45,661	0.4%
Electronic Equipment, Instruments & Components	571,127	5.1%
Energy Equipment & Services	55,913	0.5%
Entertainment	19,500	0.2%
Equity Real Estate Investment Trusts	645,200	5.8%
Food & Staples Retailing	17,275	0.2%
Food Products	112,134	1.0%
Gas Utilities	85,863	0.8%
Health Care Equipment & Supplies	361,670	3.2%
Health Care Providers & Services	486,928	4.4%
Health Care Technology	135,013	1.2%
Hotels, Restaurants & Leisure	274,211	2.5%
Household Durables	446,445	4.0%
Household Products	73,420	0.7%
Industrial Conglomerates	32,175	0.3%
Insurance	189,799	1.7%
Interactive Media & Services	23,202	0.2%
Internet & Direct Marketing Retail	52,695	0.5%
IT Services	428,879	3.8%
Leisure Products	57,834	0.5%
Life Sciences Tools & Services	163,771	1.5%
Machinery	913,958	8.2%
Media	25,642	0.2%
Metals & Mining	81,579	0.7%
Mortgage Real Estate Investment Trusts	107,924	1.0%
Oil, Gas & Consumable Fuels	113,273	1.0%
Paper & Forest Products	52,536	0.5%
Personal Products	67,244	0.6%
Pharmaceuticals	145,784	1.3%
Professional Services	115,273	1.0%
Real Estate Management & Development	114,765	1.0%
Road & Rail	89,920	0.8%
Semiconductors & Semiconductor Equipment	584,808	5.2%
Software	472,018	4.2%
Specialty Retail	304,238	2.7%
Technology Hardware, Storage & Peripherals	62,383	0.6%
Textiles, Apparel & Luxury Goods	160,172	1.4%
Thrifts & Mortgage Finance	223,201	2.0%
Tobacco	27,817	0.2%
Trading Companies & Distributors	63,284	0.6%
Water Utilities	142,137	1.3%
Wireless Telecommunication Services	30,343	0.3%
Other**	4,499	NM
Total	$11,149,564	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 125

Common Stocks (100.2%)

	Shares	Value
AAR Corp. (Aerospace & Defense)	476	$20,268
Abercrombie & Fitch Co.—Class A (Specialty Retail)	911	14,904
ABM Industries, Inc. (Commercial Services & Supplies)	964	36,767
Acadia Realty Trust (Equity Real Estate Investment Trusts)	568	14,098
Acorda Therapeutics, Inc.* (Biotechnology)	689	1,399
ADTRAN, Inc. (Communications Equipment)	691	6,254
AdvanSix, Inc.* (Chemicals)	406	7,600
Aegion Corp.* (Construction & Engineering)	446	9,321
AeroVironment, Inc.* (Aerospace & Defense)	129	8,593
AK Steel Holding Corp.* (Metals & Mining)	4,579	12,638
Akorn, Inc.* (Pharmaceuticals)	871	1,333
Allegiance Bancshares, Inc.* (Banks)	277	10,304
AMAG Pharmaceuticals, Inc.* (Biotechnology)	492	4,359
Ambac Financial Group, Inc.* (Insurance)	661	14,165
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	278	12,666
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,629	15,052
American Equity Investment Life Holding Co. (Insurance)	1,320	34,860
American Public Education, Inc.* (Diversified Consumer Services)	224	5,338
American Vanguard Corp. (Chemicals)	180	3,362
Ameris Bancorp (Banks)	522	20,979
AMERISAFE, Inc. (Insurance)	145	9,921
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	313	21,090
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	242	4,576
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	545	7,505
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	436	42,554
Apogee Enterprises, Inc. (Building Products)	193	6,141
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,068	37,803
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	241	15,561
Applied Optoelectronics, Inc.*(a) (Communications Equipment)	277	3,130
ArcBest Corp. (Road & Rail)	371	8,277
Archrock, Inc. (Energy Equipment & Services)	1,850	15,448
Arcosa, Inc. (Construction & Engineering)	701	30,669
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	532	2,272
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	450	8,253
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	528	10,169
Asbury Automotive Group, Inc.* (Specialty Retail)	138	13,310
Astec Industries, Inc. (Machinery)	326	13,444
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	375	8,381
ATN International, Inc. (Diversified Telecommunication Services)	158	9,143
Avista Corp. (Multi-Utilities)	967	49,172
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	225	5,434
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	262	7,381
AZZ, Inc. (Electrical Equipment)	379	15,637
B&G Foods, Inc.(a)—Class A (Food Products)	928	14,904
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	155	9,154
Banc of California, Inc. (Banks)	649	10,358
Banner Corp. (Banks)	540	27,837
Barnes & Noble Education, Inc.* (Specialty Retail)	556	1,913
Barnes Group, Inc. (Machinery)	262	16,551
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	146	2,529
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	267	8,218
Berkshire Hills Bancorp, Inc. (Banks)	623	17,537
Big Lots, Inc. (Multiline Retail)	566	15,316
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	277	11,019
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	404	8,391
Blucora, Inc.* (Capital Markets)	313	7,058
Boise Cascade Co. (Paper & Forest Products)	565	20,453
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	269	4,893
Boston Private Financial Holdings, Inc. (Banks)	1,205	13,737
Bottomline Technologies, Inc.* (Software)	232	12,435
Brady Corp.—Class A (Commercial Services & Supplies)	231	12,790
Briggs & Stratton Corp. (Machinery)	612	2,246
Brookline Bancorp, Inc. (Banks)	647	9,834
Cadence Bancorp. (Banks)	1,855	28,994
CalAmp Corp.* (Communications Equipment)	494	4,752
Calavo Growers, Inc. (Food Products)	105	8,044
Caleres, Inc. (Specialty Retail)	590	10,355
California Water Service Group (Water Utilities)	230	12,089
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,655	7,965
Cal-Maine Foods, Inc. (Food Products)	439	15,668
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,368	11,245
Cardtronics PLC*—Class A (IT Services)	177	7,965
Care.com, Inc.* (Interactive Media & Services)	204	3,054
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	706	15,659
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	2,508	2,107
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,240	3,224
Central Garden & Pet Co.* (Household Products)	142	4,574
Central Garden & Pet Co.*—Class A (Household Products)	582	17,437
Central Pacific Financial Corp. (Banks)	194	5,380
Century Aluminum Co.* (Metals & Mining)	719	3,804
Century Communities, Inc.* (Household Durables)	203	6,023
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	146	3,993

See accompanying notes to the financial statements.

126 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Chart Industries, Inc.* (Machinery)	214	$13,692
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	681	11,134
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	370	13,468
Chico's FAS, Inc. (Specialty Retail)	1,714	6,667
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	729	9,995
City Holding Co. (Banks)	95	7,190
Clearwater Paper Corp.* (Paper & Forest Products)	240	6,768
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	1,720	12,074
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	329	7,360
Columbia Banking System, Inc. (Banks)	1,045	40,442
Comfort Systems USA, Inc. (Construction & Engineering)	165	7,656
Community Bank System, Inc. (Banks)	323	21,405
Computer Programs & Systems, Inc. (Health Care Technology)	180	4,680
Conn's, Inc.* (Specialty Retail)	275	2,409
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	375	3,049
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,039	5,018
Cooper Tire & Rubber Co. (Auto Components)	727	19,258
Cooper-Standard Holding, Inc.* (Auto Components)	243	6,444
Core-Mark Holding Co., Inc. (Distributors)	661	15,494
Covetrus, Inc.* (Health Care Providers & Services)	1,414	17,392
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	533	5,277
CryoLife, Inc.* (Health Care Equipment & Supplies)	243	7,227
CTS Corp. (Electronic Equipment, Instruments & Components)	216	6,331
Cubic Corp. (Aerospace & Defense)	223	14,560
Customers Bancorp, Inc.* (Banks)	417	8,915
CVB Financial Corp. (Banks)	1,003	20,832
Cytokinetics, Inc.* (Biotechnology)	385	4,736
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	540	3,186
Darling Ingredients, Inc.* (Food Products)	2,372	64,351
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	193	8,523
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	7,133	7,026
Designer Brands, Inc. (Specialty Retail)	800	11,392
Diamond Offshore Drilling, Inc.*(a) (Energy Equipment & Services)	936	4,334
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,901	28,053
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	447	8,676
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	832	3,311
Donnelley Financial Solutions, Inc.* (Capital Markets)	451	4,086
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	309	4,054
Dorman Products, Inc.* (Auto Components)	195	13,611
Dril-Quip, Inc.* (Energy Equipment & Services)	525	21,472
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	176	2,545
DXP Enterprises, Inc.* (Trading Companies & Distributors)	232	8,043
Eagle Bancorp, Inc. (Banks)	487	21,282
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	472	11,427
Ebix, Inc. (Software)	104	3,581
Echo Global Logistics, Inc.* (Air Freight & Logistics)	396	7,674
El Paso Electric Co. (Electric Utilities)	247	16,818
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	133	1,833
Emergent BioSolutions, Inc.* (Biotechnology)	247	13,607
Employers Holdings, Inc. (Insurance)	461	19,662
Encore Capital Group, Inc.* (Consumer Finance)	400	13,581
Encore Wire Corp. (Electrical Equipment)	125	6,789
Endo International PLC* (Pharmaceuticals)	2,921	16,562
Enerpac Tool Group Corp. (Machinery)	420	9,706
EnPro Industries, Inc. (Machinery)	301	17,590
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	106	8,450
Era Group, Inc.* (Energy Equipment & Services)	286	2,843
Ethan Allen Interiors, Inc. (Household Durables)	355	5,733
Express, Inc.* (Specialty Retail)	972	3,898
Exterran Corp.* (Energy Equipment & Services)	406	2,192
EZCORP, Inc.*—Class A (Consumer Finance)	760	4,727
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	124	6,406
Ferro Corp.* (Chemicals)	1,188	16,252
FGL Holdings (Diversified Financial Services)	1,895	18,287
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	311	3,088
First BanCorp. (Banks)	1,670	15,481
First Commonwealth Financial Corp. (Banks)	627	8,477
First Financial Bancorp (Banks)	1,439	34,594
First Midwest Bancorp, Inc. (Banks)	1,594	31,784
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	211	7,436
Forrester Research, Inc.* (Professional Services)	68	2,813
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	673	4,529
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	122	2,175
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	410	12,419
Franklin Financial Network, Inc. (Banks)	195	7,190
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,552	11,795
Fresh Del Monte Produce, Inc. (Food Products)	439	13,776
FutureFuel Corp. (Chemicals)	374	4,099
GameStop Corp.(a)—Class A (Specialty Retail)	951	3,652
Gannett Co., Inc. (Media)	1,779	10,870
Garrett Motion, Inc.* (Auto Components)	1,082	9,110
GCP Applied Technologies, Inc.* (Chemicals)	780	17,331
Genesco, Inc.* (Specialty Retail)	206	8,100
Gentherm, Inc.* (Auto Components)	246	11,343
Getty Realty Corp. (Equity Real Estate Investment Trusts)	233	7,344

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 127

Common Stocks, continued

	Shares	Value
Gibraltar Industries, Inc.* (Building Products)	135	$7,360
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	624	16,979
Glacier Bancorp, Inc. (Banks)	508	21,524
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,296	26,866
GMS, Inc.* (Trading Companies & Distributors)	275	7,348
Granite Construction, Inc. (Construction & Engineering)	678	18,394
Great Western Bancorp, Inc. (Banks)	815	24,083
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	490	6,110
Greenhill & Co., Inc. (Capital Markets)	119	1,864
Group 1 Automotive, Inc. (Specialty Retail)	254	25,595
Guess?, Inc. (Specialty Retail)	618	13,157
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,100	3,255
H.B. Fuller Co. (Chemicals)	318	14,695
Hanmi Financial Corp. (Banks)	451	7,586
Harsco Corp.* (Machinery)	593	8,836
Haverty Furniture Cos., Inc. (Specialty Retail)	262	5,274
Hawaiian Holdings, Inc. (Airlines)	675	18,819
Hawkins, Inc. (Chemicals)	138	5,766
Haynes International, Inc. (Metals & Mining)	99	2,654
HCI Group, Inc. (Insurance)	93	4,117
HealthStream, Inc.* (Health Care Technology)	126	3,219
Heartland Express, Inc. (Road & Rail)	359	6,710
Heidrick & Struggles International, Inc. (Professional Services)	277	7,872
Heritage Financial Corp. (Banks)	530	13,663
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	521	6,757
Heska Corp.* (Health Care Equipment & Supplies)	51	5,110
Hibbett Sports, Inc.* (Specialty Retail)	121	2,998
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	1,576	1,828
Hillenbrand, Inc. (Machinery)	1,076	31,237
HMS Holdings Corp.* (Health Care Technology)	574	15,682
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	353	11,335
Hope Bancorp, Inc. (Banks)	1,836	25,530
Horace Mann Educators Corp. (Insurance)	597	25,676
Hub Group, Inc.*—Class A (Air Freight & Logistics)	484	25,590
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	567	8,318
Independent Bank Corp. (Banks)	175	12,635
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	945	21,631
Innophos Holdings, Inc. (Chemicals)	286	9,141
Inogen, Inc.* (Health Care Equipment & Supplies)	100	4,427
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	254	16,731
Insteel Industries, Inc. (Building Products)	265	5,928
Integer Holdings Corp.* (Health Care Equipment & Supplies)	474	40,479
Interface, Inc. (Commercial Services & Supplies)	296	4,760
INTL. FCStone, Inc.* (Capital Markets)	236	11,248
Invacare Corp. (Health Care Equipment & Supplies)	487	3,745
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,068	36,169
Iridium Communications, Inc.* (Diversified Telecommunication Services)	729	18,627
iRobot Corp.*(a) (Household Durables)	230	10,822
iStar, Inc. (Equity Real Estate Investment Trusts)	856	12,463
J.C. Penney Co., Inc.*(a) (Multiline Retail)	4,355	3,244
James River Group Holdings, Ltd. (Insurance)	154	6,613
Kaiser Aluminum Corp. (Metals & Mining)	85	8,513
Kaman Corp.—Class A (Trading Companies & Distributors)	405	24,997
Kelly Services, Inc.—Class A (Professional Services)	481	8,543
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,217	20,932
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	349	7,346
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	302	1,220
Knowles Corp.* (Electronic Equipment, Instruments & Components)	349	6,886
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	678	25,859
Korn Ferry (Professional Services)	802	32,866
Kraton Corp.* (Chemicals)	460	7,567
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	460	11,909
Lannett Co., Inc.* (Pharmaceuticals)	484	3,940
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	256	4,483
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,609	4,487
La-Z-Boy, Inc. (Household Durables)	349	10,693
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,830	20,258
Lindsay Corp. (Machinery)	86	8,603
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	192	1,021
Livent Corp.* (Chemicals)	2,116	19,911
LSB Industries, Inc.* (Chemicals)	313	945
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	271	12,509
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	415	3,158
Luminex Corp. (Life Sciences Tools & Services)	607	13,770
Lydall, Inc.* (Machinery)	254	5,192
M/I Homes, Inc.* (Household Durables)	192	8,523
Magellan Health, Inc.* (Health Care Providers & Services)	317	23,207
Marcus & Millichap, Inc.* (Real Estate Management & Development)	167	5,912
MarineMax, Inc.* (Specialty Retail)	312	6,218
Marten Transport, Ltd. (Road & Rail)	236	4,899
Materion Corp. (Metals & Mining)	131	7,113
Matrix Service Co.* (Energy Equipment & Services)	394	7,927
Matson, Inc. (Marine)	621	22,362

See accompanying notes to the financial statements.

128 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Matthews International Corp.—Class A (Commercial Services & Supplies)	454	$16,943
MAX Holdings, Inc. (Real Estate Management & Development)	74	2,833
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	519	10,115
Mercer International, Inc. (Paper & Forest Products)	272	2,995
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	619	6,091
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	801	29,171
Meritage Homes Corp.* (Household Durables)	224	15,895
Meritor, Inc.* (Machinery)	520	11,393
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	23	6,036
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	167	5,469
MGP Ingredients, Inc. (Beverages)	109	3,713
MicroStrategy, Inc.*—Class A (Software)	52	7,906
Mobile Mini, Inc. (Commercial Services & Supplies)	306	12,772
Momenta Pharmaceuticals, Inc.* (Biotechnology)	642	18,631
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	68	3,650
Monro, Inc. (Specialty Retail)	214	13,418
Moog, Inc.—Class A (Aerospace & Defense)	237	21,237
Motorcar Parts of America, Inc.* (Auto Components)	275	5,462
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	237	4,081
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	257	13,027
Mueller Industries, Inc. (Machinery)	281	8,197
Myers Industries, Inc. (Containers & Packaging)	515	8,333
MYR Group, Inc.* (Construction & Engineering)	129	3,705
Myriad Genetics, Inc.* (Biotechnology)	1,077	29,778
Nabors Industries, Ltd. (Energy Equipment & Services)	4,892	10,126
National Bank Holdings Corp. (Banks)	126	4,108
National Beverage Corp.* (Beverages)	88	3,776
National Presto Industries, Inc. (Aerospace & Defense)	72	6,206
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	371	12,670
Natus Medical, Inc.* (Health Care Equipment & Supplies)	232	7,259
NBT Bancorp, Inc. (Banks)	312	11,790
Neenah, Inc. (Paper & Forest Products)	133	8,863
Neogen Corp.* (Health Care Equipment & Supplies)	274	18,432
NETGEAR, Inc.* (Communications Equipment)	436	11,214
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	4,653	29,547
Newpark Resources, Inc.* (Energy Equipment & Services)	634	3,170
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	81	3,953
NextGen Healthcare, Inc.* (Health Care Technology)	324	4,491
Noble Corp. PLC* (Energy Equipment & Services)	3,608	2,915
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	332	5,275
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,452	22,833
Northwest Natural Holding Co. (Gas Utilities)	221	16,217
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	4,186	9,419
Oceaneering International, Inc.* (Energy Equipment & Services)	1,432	17,771
Office Depot, Inc. (Specialty Retail)	7,913	17,566
Office Properties Income Trust (Equity Real Estate Investment Trusts)	698	23,753
OFG Bancorp (Banks)	743	14,645
Oil States International, Inc.* (Energy Equipment & Services)	875	9,433
Old National Bancorp (Banks)	2,464	44,130
Olympic Steel, Inc. (Metals & Mining)	133	1,955
Omnicell, Inc.* (Health Care Technology)	224	18,207
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	320	12,141
Opus Bank (Banks)	314	8,363
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	891	6,282
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	154	6,662
Owens & Minor, Inc. (Health Care Providers & Services)	908	5,684
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	246	17,072
P.H. Glatfelter Co. (Paper & Forest Products)	640	10,688
Pacific Premier Bancorp, Inc. (Banks)	861	25,658
Pacira BioSciences, Inc.* (Pharmaceuticals)	194	8,385
Park Aerospace Corp. (Aerospace & Defense)	283	4,378
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	93	4,635
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	687	14,832
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	150	2,364
Pennsylvania Real Estate Investment Trust(a) (Equity Real Estate Investment Trusts)	860	3,388
Perdoceo Education Corp.* (Diversified Consumer Services)	571	10,152
PetMed Express, Inc.(a) (Internet & Direct Marketing Retail)	140	3,529
PGT Innovations, Inc.* (Building Products)	847	13,129
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	295	6,997
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	975	12,460
Piper Sandler Cos. (Capital Markets)	122	10,056
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,471	9,242
Plantronics, Inc. (Communications Equipment)	475	13,642
Powell Industries, Inc. (Electrical Equipment)	128	5,283
PRA Group, Inc.* (Consumer Finance)	348	12,305
PriceSmart, Inc. (Food & Staples Retailing)	180	11,027
ProAssurance Corp. (Insurance)	780	23,689

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 129

Common Stocks, continued

	Shares	Value
Progenics Pharmaceuticals, Inc.* (Biotechnology)	647	$2,886
ProPetro Holding Corp.* (Energy Equipment & Services)	1,193	11,620
Proto Labs, Inc.* (Machinery)	139	14,387
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	872	19,890
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	1,822	5,776
Quaker Chemical Corp. (Chemicals)	188	31,211
Quanex Building Products Corp. (Building Products)	481	8,523
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	761	12,077
Range Resources Corp. (Oil, Gas & Consumable Fuels)	3,020	9,060
Rayonier Advanced Materials, Inc. (Chemicals)	721	2,221
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	509	8,307
Realogy Holdings Corp. (Real Estate Management & Development)	1,657	17,547
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	188	6,180
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,632	28,772
Regis Corp.* (Diversified Consumer Services)	350	5,432
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	565	14,848
Resources Connection, Inc. (Professional Services)	436	6,638
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	756	12,527
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	42	3,165
RPC, Inc. (Energy Equipment & Services)	742	3,361
RPT Realty (Equity Real Estate Investment Trusts)	1,164	16,238
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	138	2,829
S&T Bancorp, Inc. (Banks)	559	21,013
Safety Insurance Group, Inc. (Insurance)	110	10,129
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,015	32,318
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	73	3,605
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	367	12,805
Scholastic Corp. (Media)	445	14,662
Seacoast Banking Corp.* (Banks)	322	8,742
SEACOR Holdings, Inc.* (Energy Equipment & Services)	116	4,360
Select Medical Holdings Corp.* (Health Care Providers & Services)	746	17,039
Seneca Foods Corp.*—Class A (Food Products)	99	3,915
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	297	11,984
Shoe Carnival, Inc. (Specialty Retail)	131	4,698
Signet Jewelers, Ltd. (Specialty Retail)	760	18,475
Simmons First National Corp.—Class A (Banks)	1,651	39,591
SkyWest, Inc. (Airlines)	729	40,219
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,537	14,110
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	191	5,761
Sonic Automotive, Inc.—Class A (Specialty Retail)	351	11,102
South Jersey Industries, Inc. (Gas Utilities)	455	14,014
Southside Bancshares, Inc. (Banks)	461	16,172
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	7,840	12,309
SpartanNash Co. (Food & Staples Retailing)	526	6,407
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	944	2,388
Spok Holdings, Inc. (Wireless Telecommunication Services)	254	2,697
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	104	7,748
Standard Motor Products, Inc. (Auto Components)	293	14,234
Standex International Corp. (Machinery)	180	13,156
Stepan Co. (Chemicals)	132	13,022
Stewart Information Services Corp. (Insurance)	343	14,320
Strategic Education, Inc. (Diversified Consumer Services)	150	24,344
Sturm, Ruger & Co., Inc. (Leisure Products)	241	11,935
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,523	16,890
SunCoke Energy, Inc. (Metals & Mining)	1,254	7,374
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	335	7,661
Surmodics, Inc.* (Health Care Equipment & Supplies)	89	3,506
Sykes Enterprises, Inc.* (IT Services)	262	8,801
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	174	10,104
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	126	7,080
Tailored Brands, Inc.(a) (Specialty Retail)	730	2,905
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	1,341	19,619
Team, Inc.* (Commercial Services & Supplies)	440	5,984
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,814	2,775
The Andersons, Inc. (Food & Staples Retailing)	472	10,677
The Buckle, Inc. (Specialty Retail)	153	3,735
The Cato Corp.—Class A (Specialty Retail)	317	5,085
The Children's Place, Inc. (Specialty Retail)	225	13,426
The E.W. Scripps Co.—Class A (Media)	418	5,075
The Ensign Group, Inc. (Health Care Providers & Services)	284	12,837
The Greenbrier Cos., Inc. (Machinery)	472	11,370
The Marcus Corp. (Entertainment)	333	9,707
The Michaels Cos., Inc.* (Specialty Retail)	1,104	5,443
The Providence Service Corp.* (Health Care Providers & Services)	166	10,765
Third Point Reinsurance, Ltd.* (Insurance)	1,159	12,622
TimkenSteel Corp.* (Metals & Mining)	574	3,662
Titan International, Inc. (Machinery)	721	2,062
Tivity Health, Inc.* (Health Care Providers & Services)	626	13,550
TiVo Corp. (Software)	1,832	13,336
Tompkins Financial Corp. (Banks)	78	6,715
Tredegar Corp. (Chemicals)	151	3,073

See accompanying notes to the financial statements.

130 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Trinseo SA (Chemicals)	569	$16,342
Triumph Bancorp, Inc.* (Banks)	101	3,937
TrueBlue, Inc.* (Professional Services)	565	12,379
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	674	5,345
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,424	20,491
Tupperware Brands Corp. (Household Durables)	706	4,420
U.S. Concrete, Inc.* (Construction Materials)	230	8,186
U.S. Ecology, Inc. (Commercial Services & Supplies)	192	10,370
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,063	5,464
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	213	4,584
Unisys Corp.* (IT Services)	751	7,292
United Community Banks, Inc. (Banks)	343	9,577
United Fire Group, Inc. (Insurance)	308	13,632
United Insurance Holdings Corp. (Insurance)	299	3,032
United Natural Foods, Inc.* (Food & Staples Retailing)	772	5,558
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,800	17,724
Universal Corp. (Tobacco)	359	19,081
Universal Insurance Holdings, Inc. (Insurance)	443	10,783
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	160	3,627
USANA Health Sciences, Inc.* (Personal Products)	181	11,168
Valaris PLC (Energy Equipment & Services)	2,865	14,640
Vanda Pharmaceuticals, Inc.* (Biotechnology)	332	4,233
Varex Imaging Corp.* (Health Care Equipment & Supplies)	223	6,166
Vector Group, Ltd. (Tobacco)	601	7,897
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	338	3,238
Veritex Holdings, Inc. (Banks)	342	9,685
Veritiv Corp.* (Trading Companies & Distributors)	184	2,591
Viad Corp. (Commercial Services & Supplies)	118	7,670
Vista Outdoor, Inc.* (Leisure Products)	836	6,211
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,815	16,099
Wabash National Corp. (Machinery)	783	9,083
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	1,019	16,284
Warrior Met Coal, Inc. (Metals & Mining)	740	13,956
Washington Prime Group, Inc.(a) (Equity Real Estate Investment Trusts)	2,699	8,124
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	608	18,508
Westamerica Bancorp (Banks)	179	11,341
Whitestone REIT (Equity Real Estate Investment Trusts)	589	7,716
Whiting Petroleum Corp.*(a) (Oil, Gas & Consumable Fuels)	1,322	6,002
William Lyon Homes*—Class A (Household Durables)	479	11,108
WisdomTree Investments, Inc. (Capital Markets)	1,705	7,178
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,172	37,001
World Acceptance Corp.* (Consumer Finance)	79	6,831
Xencor, Inc.* (Biotechnology)	307	10,420
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,632	30,502
TOTAL COMMON STOCKS (Cost $4,495,715)		5,184,419
Contingent Right(NM)
A. Schulman, Inc.*+(b) (Chemicals)	2,323	1,215
TOTAL CONTINGENT RIGHT (Cost $4,646)		1,215
Collateral for Securities Loaned (1.8%)
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(c)	40,752	40,752
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(c)	12,487	12,487
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(c)	38,772	38,772
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $92,011)		92,011
TOTAL INVESTMENT SECURITIES (Cost $4,592,372)—102.0%		5,277,645
Net other assets (liabilities)—(2.0)%		(102,805)
NET ASSETS—100.0%		$5,174,840

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2020, these securities represented 0.023% of the net assets of the Fund.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $84,940.
(b)	No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 131

Small-Cap Value ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$75,242	1.5%
Air Freight & Logistics	41,645	0.8%
Airlines	59,038	1.1%
Auto Components	94,514	1.8%
Banks	703,040	13.4%
Beverages	7,489	0.1%
Biotechnology	92,437	1.8%
Building Products	41,081	0.8%
Capital Markets	57,774	1.1%
Chemicals	173,754	3.4%
Commercial Services & Supplies	117,298	2.3%
Communications Equipment	38,992	0.8%
Construction & Engineering	69,745	1.3%
Construction Materials	8,186	0.2%
Consumer Finance	37,444	0.7%
Containers & Packaging	8,333	0.2%
Distributors	15,494	0.3%
Diversified Consumer Services	45,266	0.9%
Diversified Financial Services	18,287	0.4%
Diversified Telecommunication Services	58,881	1.1%
Electric Utilities	16,818	0.3%
Electrical Equipment	27,709	0.5%
Electronic Equipment, Instruments & Components	207,497	4.0%
Energy Equipment & Services	141,072	2.7%
Entertainment	9,707	0.2%
Equity Real Estate Investment Trusts	466,756	8.9%
Food & Staples Retailing	47,137	0.9%
Food Products	120,659	2.3%
Gas Utilities	30,231	0.6%
Health Care Equipment & Supplies	163,625	3.2%
Health Care Providers & Services	130,152	2.5%
Health Care Technology	56,383	1.1%
Hotels, Restaurants & Leisure	45,513	0.9%
Household Durables	73,217	1.4%
Household Products	22,011	0.4%
Insurance	203,221	3.9%
Interactive Media & Services	3,054	0.1%
Internet & Direct Marketing Retail	12,298	0.2%
IT Services	24,058	0.5%
Leisure Products	18,146	0.4%
Life Sciences Tools & Services	13,770	0.3%
Machinery	196,744	3.8%
Marine	22,362	0.4%
Media	30,607	0.6%
Metals & Mining	73,743	1.4%
Mortgage Real Estate Investment Trusts	169,359	3.3%
Multiline Retail	18,560	0.4%
Multi-Utilities	49,172	1.0%
Oil, Gas & Consumable Fuels	132,188	2.6%
Paper & Forest Products	49,767	1.0%
Personal Products	11,168	0.2%
Pharmaceuticals	49,454	1.0%
Professional Services	71,111	1.4%
Real Estate Management & Development	26,292	0.5%
Road & Rail	19,886	0.4%
Semiconductors & Semiconductor Equipment	86,159	1.7%
Software	37,258	0.7%
Specialty Retail	228,853	4.4%
Textiles, Apparel & Luxury Goods	113,343	2.2%
Thrifts & Mortgage Finance	88,171	1.7%
Tobacco	26,978	0.5%
Trading Companies & Distributors	60,715	1.2%
Water Utilities	12,089	0.2%
Wireless Telecommunication Services	14,681	0.3%
Other**	(10,794)	(0.2)%
Total	$5,174,840	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

132 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (77.2%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	1,136	$39,135
Adobe, Inc.* (Software)	4,753	1,668,967
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,937	514,039
Akamai Technologies, Inc.* (IT Services)	1,587	148,146
Alphabet, Inc.*—Class A (Interactive Media & Services)	2,942	4,215,239
Alphabet, Inc.*—Class C (Interactive Media & Services)	2,935	4,209,465
Alteryx, Inc.* (Software)	480	66,946
Amdocs, Ltd. (IT Services)	1,335	96,053
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,617	396,966
Anaplan, Inc.* (Software)	841	48,433
Angi Homeservices, Inc.*(a) (Interactive Media & Services)	687	5,517
ANSYS, Inc.* (Software)	840	230,437
Apple, Inc. (Technology Hardware, Storage & Peripherals)	41,019	12,695,791
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	9,073	526,143
Arista Networks, Inc.* (Communications Equipment)	532	118,817
Aspen Technology, Inc.* (Software)	670	79,717
Autodesk, Inc.* (Software)	2,161	425,393
Avalara, Inc.* (Software)	644	54,830
Blackbaud, Inc. (Software)	484	37,912
Booz Allen Hamilton Holding Corp. (IT Services)	1,379	107,617
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,895	1,188,598
CACI International, Inc.*—Class A (IT Services)	246	65,790
Cadence Design Systems, Inc.* (Software)	2,756	198,735
Cargurus, Inc.* (Interactive Media & Services)	702	25,026
CDK Global, Inc. (Software)	1,193	64,040
CDW Corp. (Electronic Equipment, Instruments & Components)	1,411	184,065
CenturyLink, Inc. (Diversified Telecommunication Services)	9,635	131,614
Cerence, Inc.* (Software)	357	7,622
Ceridian HCM Holding, Inc.* (Software)	989	72,484
Cerner Corp. (Health Care Technology)	3,085	221,595
Chewy, Inc.*—Class A (Internet & Direct Marketing Retail)	526	13,944
Ciena Corp.* (Communications Equipment)	1,520	61,818
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	567	43,551
Cisco Systems, Inc. (Communications Equipment)	41,663	1,915,247
Citrix Systems, Inc. (Software)	1,203	145,828
Cognizant Technology Solutions Corp. (IT Services)	5,378	330,102
CommScope Holding Co., Inc.* (Communications Equipment)	1,906	23,225
CommVault Systems, Inc.* (Software)	414	18,638
Coupa Software, Inc.* (Software)	618	99,591
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,058	49,186
Crowdstrike Holdings, Inc.*—Class A (Software)	204	12,462
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,627	84,618
Dell Technologies, Inc.*—Class C (Technology Hardware, Storage & Peripherals)	1,524	74,325
DocuSign, Inc.* (Software)	1,227	96,332
Dropbox, Inc.* (Software)	2,119	36,065
DXC Technology Co. (IT Services)	2,515	80,178
Dynatrace, Inc.* (Software)	634	19,851
eBay, Inc. (Internet & Direct Marketing Retail)	7,510	252,036
EchoStar Corp.* (Communications Equipment)	453	18,077
Elastic NV* (Software)	319	20,697
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,325	68,582
EPAM Systems, Inc.* (IT Services)	540	123,196
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,163	56,766
F5 Networks, Inc.* (Communications Equipment)	596	72,784
Facebook, Inc.*—Class A (Interactive Media & Services)	23,635	4,772,142
Fair Isaac Corp.* (Software)	284	114,276
FireEye, Inc.* (Software)	2,129	34,021
Fortinet, Inc.* (Software)	1,394	160,812
Garmin, Ltd. (Household Durables)	1,419	137,572
Gartner, Inc.* (IT Services)	877	141,004
GCI Liberty, Inc.* (Media)	935	68,423
GoDaddy, Inc.*—Class A (IT Services)	1,739	116,878
GrubHub, Inc.* (Internet & Direct Marketing Retail)	898	48,627
Guidewire Software, Inc.* (Software)	811	91,238
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	12,708	177,022
HP, Inc. (Technology Hardware, Storage & Peripherals)	14,554	310,291
Hubspot, Inc.* (Software)	395	71,471
IAC/InterActiveCorp* (Interactive Media & Services)	712	173,436
Intel Corp. (Semiconductors & Semiconductor Equipment)	42,720	2,731,089
InterDigital, Inc. (Communications Equipment)	306	16,907
International Business Machines Corp. (IT Services)	8,698	1,250,165
Intuit, Inc. (Software)	2,557	716,932
j2 Global, Inc. (Software)	454	43,520
Juniper Networks, Inc. (Communications Equipment)	3,287	75,404
KBR, Inc. (IT Services)	1,394	37,917
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,549	256,731
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,425	424,949
Leidos Holdings, Inc. (IT Services)	1,307	131,314
LogMeIn, Inc. (Software)	481	41,352
Lumentum Holdings, Inc.* (Communications Equipment)	759	57,509
Manhattan Associates, Inc.* (Software)	628	53,669
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	6,551	157,486

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 133

Common Stocks, continued

	Shares	Value
Match Group, Inc.*(a) (Interactive Media & Services)	530	$41,457
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,658	159,799
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,347	228,786
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	10,873	577,248
Microsoft Corp. (Software)	74,921	12,753,801
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	535	56,079
Mongodb, Inc.* (IT Services)	343	56,221
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	397	67,954
Motorola Solutions, Inc. (Communications Equipment)	1,682	297,714
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,254	42,285
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	2,242	119,723
NetScout Systems, Inc.* (Communications Equipment)	647	16,634
New Relic, Inc.* (Software)	492	32,477
NortonLifelock, Inc. (Software)	5,631	160,033
Nuance Communications, Inc.* (Software)	2,776	52,522
Nutanix, Inc.* (Software)	1,434	46,562
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,009	1,420,708
Okta, Inc.* (IT Services)	1,104	141,367
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,034	93,387
Oracle Corp. (Software)	21,277	1,115,978
Palo Alto Networks, Inc.* (Communications Equipment)	961	225,624
Paycom Software, Inc.* (Software)	483	153,671
Paylocity Holding Corp.* (Software)	353	50,087
Pegasystems, Inc. (Software)	375	32,329
Perspecta, Inc. (IT Services)	1,350	37,895
Pluralsight, Inc.*—Class A (Software)	810	15,706
Proofpoint, Inc.* (Software)	554	68,037
PTC, Inc.* (Software)	1,022	84,949
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	2,213	39,391
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,139	120,575
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	11,213	956,581
RealPage, Inc.* (Software)	783	45,688
RingCentral, Inc.*—Class A (Software)	735	151,101
Salesforce.com, Inc.* (Software)	8,710	1,587,919
Science Applications International Corp. (IT Services)	483	42,393
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,271	129,424
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	651	31,372
ServiceNow, Inc.* (Software)	1,853	626,740
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	426	41,880
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,672	189,187
Slack Technologies, Inc.*—Class A (Software)	383	7,940
Smartsheet, Inc.* (Software)	893	43,293
Snap, Inc.* (Interactive Media & Services)	7,714	141,783
SolarWinds Corp.* (Software)	642	12,147
Splunk, Inc.* (Software)	1,516	235,374
SS&C Technologies Holdings, Inc. (Software)	2,160	136,102
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	401	55,242
Synopsys, Inc.* (Software)	1,475	217,577
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	348	50,091
Teradata Corp.* (IT Services)	1,104	26,871
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,646	108,620
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	9,180	1,107,567
Trade Desk, Inc. (The)* (Software)	392	105,519
Twilio, Inc.* (IT Services)	1,224	152,192
Twitter, Inc.* (Interactive Media & Services)	7,624	247,628
Tyler Technologies, Inc.* (Software)	383	123,969
Ubiquiti, Inc. (Communications Equipment)	121	19,774
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	416	73,287
Veeva Systems, Inc.*—Class A (Health Care Technology)	1,293	189,567
Verint Systems, Inc.* (Software)	656	38,048
VeriSign, Inc.* (IT Services)	1,014	211,054
ViaSat, Inc.* (Communications Equipment)	566	36,026
Viavi Solutions, Inc.* (Communications Equipment)	2,257	31,824
VMware, Inc.*—Class A (Software)	776	114,895
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,921	191,326
Workday, Inc.*—Class A (Software)	1,611	297,439
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,827	64,986
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,469	208,581
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	2,326	80,829
Zendesk, Inc.* (Software)	1,101	95,126
Zillow Group, Inc.*—Class A (Interactive Media & Services)	338	15,616
Zillow Group, Inc.*—Class C (Interactive Media & Services)	1,234	57,023
Zoom Video Communications, Inc.* (Software)	252	19,228
Zscaler, Inc.* (Software)	641	35,954
TOTAL COMMON STOCKS (Cost $46,440,484)		70,638,170

See accompanying notes to the financial statements.

134 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Repurchase Agreements(b)(c) (27.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $25,031,038	$25,028,000	$25,028,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,028,000)		25,028,000

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(d)	19,624	$19,624
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(d)	6,013	6,013
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(d)	18,671	18,671
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $44,308)		44,308
TOTAL INVESTMENT SECURITIES (Cost $71,512,792)—104.5%		95,710,478
Net other assets (liabilities)—(4.5)%		(4,116,498)
NET ASSETS—100.0%		$91,593,980

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $41,738.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $14,458,000.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	2/24/20	2.09%	$33,040,549	$(1,302,423)
Dow Jones U.S. Technology Index	UBS AG	2/24/20	2.19%	33,561,438	(1,212,455)
				$66,601,987	$(2,514,878)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 135

Technology UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Communications Equipment	$2,987,384	3.3%
Diversified Telecommunication Services	212,443	0.2%
Electronic Equipment, Instruments & Components	289,398	0.3%
Health Care Technology	411,162	0.4%
Household Durables	137,572	0.2%
Interactive Media & Services	13,904,331	15.2%
Internet & Direct Marketing Retail	371,373	0.4%
IT Services	3,296,353	3.6%
Media	68,423	0.1%
Semiconductors & Semiconductor Equipment	11,883,549	13.0%
Software	23,231,617	25.4%
Technology Hardware, Storage & Peripherals	13,844,565	15.1%
Other**	20,955,810	22.8%
Total	$91,593,980	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

 See accompanying notes to the financial statements.

136 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (72.7%)

	Shares	Value
Acacia Communications, Inc.* (Communications Equipment)	123	$8,432
ADTRAN, Inc. (Communications Equipment)	157	1,421
Applied Optoelectronics, Inc.*(a) (Communications Equipment)	62	701
Arista Networks, Inc.* (Communications Equipment)	177	39,531
AT&T, Inc. (Diversified Telecommunication Services)	5,316	199,989
ATN International, Inc. (Diversified Telecommunication Services)	35	2,025
CalAmp Corp.* (Communications Equipment)	111	1,068
CenturyLink, Inc. (Diversified Telecommunication Services)	2,897	39,573
Ciena Corp.* (Communications Equipment)	506	20,579
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	166	2,276
Cisco Systems, Inc. (Communications Equipment)	917	42,154
CommScope Holding Co., Inc.* (Communications Equipment)	635	7,737
Comtech Telecommunications Corp. (Communications Equipment)	80	2,313
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	236	1,140
EchoStar Corp.* (Communications Equipment)	151	6,026
Extreme Networks, Inc.* (Communications Equipment)	397	2,342
F5 Networks, Inc.* (Communications Equipment)	199	24,302
Garmin, Ltd. (Household Durables)	417	40,428
GCI Liberty, Inc.* (Media)	311	22,759
Globalstar, Inc.* (Diversified Telecommunication Services)	1,994	949
Harmonic, Inc.* (Communications Equipment)	296	2,082
Iridium Communications, Inc.* (Diversified Telecommunication Services)	319	8,150
Juniper Networks, Inc. (Communications Equipment)	1,096	25,142
Lumentum Holdings, Inc.* (Communications Equipment)	253	19,170
Motorola Solutions, Inc. (Communications Equipment)	251	44,428
NETGEAR, Inc.* (Communications Equipment)	99	2,546
NetScout Systems, Inc.* (Communications Equipment)	216	5,553
ORBCOMM, Inc.* (Diversified Telecommunication Services)	255	915
Plantronics, Inc. (Communications Equipment)	108	3,102
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	154	6,214
Spok Holdings, Inc. (Wireless Telecommunication Services)	57	605
Sprint Corp.* (Wireless Telecommunication Services)	2,016	8,810
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	320	7,258
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	544	43,079
U.S. Cellular Corp.* (Wireless Telecommunication Services)	50	1,601
Ubiquiti, Inc. (Communications Equipment)	40	6,537
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,323	197,519
ViaSat, Inc.* (Communications Equipment)	188	11,966
Viavi Solutions, Inc.* (Communications Equipment)	752	10,603
Vonage Holdings Corp.* (Diversified Telecommunication Services)	747	6,626
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	775	26,931
TOTAL COMMON STOCKS (Cost $660,458)		904,582

Repurchase Agreements(b)(c) (25.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $312,038	$312,000	$312,000
TOTAL REPURCHASE AGREEMENTS (Cost $312,000)		312,000

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(d)	255	$255
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(d)	78	78
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(d)	243	243
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $576)		576
TOTAL INVESTMENT SECURITIES (Cost $973,034)—97.8%		1,217,158
Net other assets (liabilities)—2.2%		27,726
NET ASSETS—100.0%		$1,244,884

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $542.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $236,000.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Telecommunications UltraSector ProFund :: 137

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	2/24/20	2.09%	$458,694	$(18,805)
Dow Jones U.S. Select Telecommunications Index	UBS AG	2/24/20	1.94%	487,290	(18,950)
				$945,984	$(37,755)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Communications Equipment	$287,735	23.2%
Diversified Telecommunication Services	486,093	39.1%
Household Durables	40,428	3.2%
Media	22,759	1.8%
Wireless Telecommunication Services	67,567	5.4%
Other**	340,302	27.3%
Total	$1,244,884	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

138 :: U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

U.S. Treasury Obligation (34.3%)

	Principal Amount	Value
U.S. Treasury Bond, 2.38%, 11/15/49	$12,120,000	$13,145,466
TOTAL U.S. TREASURY OBLIGATION (Cost $12,291,474)		13,145,466
Repurchase Agreements(a)(b) (63.6%)
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $24,412,963	24,410,000	24,410,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,410,000)		24,410,000
TOTAL INVESTMENT SECURITIES (Cost $36,701,474)—97.9%		37,555,466
Net other assets (liabilities)—2.1%		811,296
NET ASSETS—100.0%		$38,366,762

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $239,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.375% due on 11/15/49	Citibank North America	2/17/20	1.70%	$33,351,738	$1,219,763
30-Year U.S. Treasury Bond, 2.375% due on 11/15/49	Societe' Generale	2/17/20	1.77%	1,301,531	65,309
				$34,653,269	$1,285,072

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraBear ProFund :: 139

Repurchase Agreements(a)(b) (92.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%-1.51%, dated 1/31/20, due 2/3/20, total to be received $9,164,112	$9,163,000	$9,163,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,163,000)		9,163,000
TOTAL INVESTMENT SECURITIES (Cost $9,163,000)—92.9%		9,163,000
Net other assets (liabilities)—7.1%		700,923
NET ASSETS—100.0%		$9,863,923

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $2,713,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	3/23/20	$(1,127,875)	$(18,089)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/20	(1.94)%	$(9,936,738)	$51,643
S&P 500	UBS AG	2/27/20	(1.74)%	(8,810,115)	30,118
				$(18,746,853)	$81,761

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

140 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (63.8%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	6,572	$572,684
Accenture PLC—Class A (IT Services)	0.3%	2,361	484,501
Adobe, Inc.* (Software)	0.4%	1,800	632,052
Alphabet, Inc.—Class C* (Interactive Media & Services)	1.0%	1,111	1,593,430
Alphabet, Inc.—Class A* (Interactive Media & Services)	1.0%	1,115	1,597,550
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.0%	1,549	3,111,507
Amgen, Inc. (Biotechnology)	0.3%	2,210	477,470
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3.1%	15,531	4,807,000
AT&T, Inc. (Diversified Telecommunication Services)	0.7%	27,165	1,021,947
Bank of America Corp. (Banks)	0.6%	30,103	988,282
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)	1.0%	7,274	1,632,504
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.4%	8,718	548,798
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.5%	7,032	753,409
Cisco Systems, Inc. (Communications Equipment)	0.5%	15,775	725,177
Citigroup, Inc. (Banks)	0.4%	8,118	604,060
Comcast Corp.—Class A (Media)	0.5%	16,881	729,090
Costco Wholesale Corp. (Food & Staples Retailing)	0.3%	1,643	501,969
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.6%	15,734	977,397
Facebook, Inc.—Class A* (Interactive Media & Services)	1.2%	8,949	1,806,893
Honeywell International, Inc. (Industrial Conglomerates)	0.3%	2,657	460,245
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.7%	16,177	1,034,195
International Business Machines Corp. (IT Services)	0.3%	3,293	473,303
Johnson & Johnson(Pharmaceuticals)	0.9%	9,786	1,456,843
JPMorgan Chase & Co. (Banks)	1.0%	11,665	1,543,980
MasterCard, Inc.—Class A (IT Services)	0.7%	3,301	1,042,917
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	2,802	599,544
Medtronic PLC (Health Care Equipment & Supplies)	0.4%	4,984	575,353
Merck & Co., Inc. (Pharmaceuticals)	0.5%	9,467	808,860
Microsoft Corp. (Software)	3.1%	28,369	4,829,256
Netflix, Inc.* (Entertainment)	0.4%	1,630	562,497
NextEra Energy, Inc. (Electric Utilities)	0.3%	1,817	487,319
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.3%	2,276	538,115
PayPal Holdings, Inc.* (IT Services)	0.3%	4,366	497,244
PepsiCo, Inc. (Beverages)	0.5%	5,185	736,374
Pfizer, Inc. (Pharmaceuticals)	0.5%	20,578	766,325
Philip Morris International, Inc. (Tobacco)	0.3%	5,785	478,420
Salesforce.com, Inc.* (Software)	0.4%	3,298	601,258
The Boeing Co. (Aerospace & Defense)	0.4%	1,989	633,038
The Coca-Cola Co. (Beverages)	0.5%	14,339	837,397
The Home Depot, Inc. (Specialty Retail)	0.6%	4,056	925,174
The Procter & Gamble Co. (Household Products)	0.7%	9,273	1,155,601
The Walt Disney Co. (Entertainment)	0.6%	6,703	927,092
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.3%	1,491	466,966
Union Pacific Corp. (Road & Rail)	0.3%	2,582	463,261
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.6%	3,524	960,114
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.6%	15,379	914,128
Visa, Inc.—Class A (IT Services)	0.8%	6,366	1,266,642
Walmart, Inc. (Food & Staples Retailing)	0.4%	5,276	604,049
Wells Fargo & Co. (Banks)	0.4%	14,312	671,805
Other Common Stocks(a)	31.1%	649,155	48,498,901
TOTAL COMMON STOCKS (Cost $52,716,803)			99,381,936

Repurchase Agreements(b)(c) (36.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $56,800,895	$56,794,000	$56,794,000
TOTAL REPURCHASE AGREEMENTS (Cost $56,794,000)		56,794,000

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 141

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(d)	21,203	$21,203
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(d)	6,497	6,497
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(d)	20,172	20,172
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $47,872)		47,872
TOTAL INVESTMENT SECURITIES (Cost $109,558,675)—100.3%		156,223,808
Net other assets (liabilities)—(0.3)%		(503,468)
NET ASSETS—100.0%		$155,720,340

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $46,151.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $24,836,000.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	205	3/23/20	$33,030,625	$231,777

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/20	2.14%	$59,633,323	$(191,167)
SPDR S&P 500 ETF	Goldman Sachs International	2/27/20	2.04%	34,048,709	(42,659)
				$93,682,032	$(233,826)
S&P 500	UBS AG	2/27/20	2.09%	$56,429,982	$(53,558)
SPDR S&P 500 ETF	UBS AG	2/27/20	1.69%	28,392,763	86,410
				$84,822,745	$32,852
			Total unrealized appreciation		$86,410
			Total unrealized (depreciation)		(287,384)
	Total net unrealized appreciation/(depreciation)				$(200,974)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

142 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

UltraBull ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$2,502,848	1.6%
Air Freight & Logistics	481,498	0.3%
Airlines	345,090	0.2%
Auto Components	106,800	0.1%
Automobiles	302,915	0.2%
Banks	5,185,767	3.3%
Beverages	1,870,042	1.2%
Biotechnology	1,848,762	1.2%
Building Products	265,303	0.2%
Capital Markets	2,745,083	1.8%
Chemicals	1,753,139	1.1%
Commercial Services & Supplies	435,108	0.3%
Communications Equipment	939,032	0.6%
Construction & Engineering	67,345	NM
Construction Materials	130,884	0.1%
Consumer Finance	656,239	0.4%
Containers & Packaging	342,981	0.2%
Distributors	87,756	0.1%
Diversified Consumer Services	16,797	NM
Diversified Financial Services	1,632,504	1.0%
Diversified Telecommunication Services	1,985,879	1.3%
Electric Utilities	2,190,279	1.4%
Electrical Equipment	472,459	0.3%
Electronic Equipment, Instruments & Components	525,501	0.3%
Energy Equipment & Services	367,620	0.2%
Entertainment	1,861,932	1.2%
Equity Real Estate Investment Trusts	2,876,073	1.8%
Food & Staples Retailing	1,483,678	1.0%
Food Products	1,131,465	0.7%
Gas Utilities	51,961	NM
Health Care Equipment & Supplies	3,563,764	2.3%
Health Care Providers & Services	2,666,902	1.7%
Health Care Technology	83,826	0.1%
Hotels, Restaurants & Leisure	1,850,738	1.2%
Household Durables	405,055	0.3%
Household Products	1,714,304	1.1%
Independent Power and Renewable Electricity Producers	83,467	0.1%
Industrial Conglomerates	1,351,229	0.9%
Insurance	2,306,696	1.5%
Interactive Media & Services	5,091,609	3.3%
Internet & Direct Marketing Retail	3,548,912	2.3%
IT Services	5,588,769	3.6%
Leisure Products	48,185	NM
Life Sciences Tools & Services	984,594	0.6%
Machinery	1,511,730	1.0%
Media	1,375,873	0.9%
Metals & Mining	250,718	0.2%
Multiline Retail	488,279	0.3%
Multi-Utilities	1,107,930	0.7%
Oil, Gas & Consumable Fuels	3,473,776	2.2%
Personal Products	172,632	0.1%
Pharmaceuticals	4,555,050	2.9%
Professional Services	336,640	0.2%
Real Estate Management & Development	76,007	NM
Road & Rail	1,028,968	0.7%
Semiconductors & Semiconductor Equipment	4,167,768	2.7%
Software	7,634,764	4.9%
Specialty Retail	2,232,408	1.4%
Technology Hardware, Storage & Peripherals	5,182,782	3.3%
Textiles, Apparel & Luxury Goods	680,988	0.4%
Tobacco	808,658	0.5%
Trading Companies & Distributors	161,522	0.1%
Water Utilities	91,526	0.1%
Wireless Telecommunication Services	93,127	0.1%
Other**	56,338,404	36.2%
Total	$155,720,340	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraChina ProFund :: 143

Common Stocks (83.2%)

	Shares	Value
360 Finance, Inc.*ADR (Consumer Finance)	1,868	$17,055
58.com, Inc.*ADR (Interactive Media & Services)	3,490	194,114
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	14,587	3,013,527
Autohome, Inc.*ADR (Interactive Media & Services)	2,140	163,667
Baidu, Inc.*ADR (Interactive Media & Services)	9,836	1,215,336
Baozun, Inc.*ADR(a) (Internet & Direct Marketing Retail)	1,460	43,961
Beigene, Ltd.*ADR (Biotechnology)	958	145,961
BEST, Inc.*ADR (Air Freight & Logistics)	8,121	43,123
Bilibili, Inc.*ADR (Entertainment)	2,993	64,499
Bitauto Holdings, Ltd.*ADR (Interactive Media & Services)	978	14,768
China Life Insurance Co., Ltd.ADR (Insurance)	50,827	605,350
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	39,624	1,626,169
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	9,611	503,905
China Southern Airlines Co., Ltd.ADR (Airlines)	1,160	32,028
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	5,228	202,376
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	21,901	182,873
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	4,581	691,731
Daqo New Energy Corp.*ADR(Semiconductors & Semiconductor Equipment)	350	17,703
DouYu International Holdings, Ltd.*ADR (Entertainment)	2,569	20,783
GDS Holdings, Ltd.*ADR (IT Services)	2,797	144,633
GSX Techedu, Inc.*ADR (Diversified Consumer Services)	758	24,779
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	4,213	145,349
HUYA, Inc.*ADR (Entertainment)	2,189	39,139
iQIYI, Inc.*ADR (Entertainment)	10,123	225,136
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	31,284	1,179,094
JinkoSolar Holding Co., Ltd.*ADR(Semiconductors & Semiconductor Equipment)	1,202	22,477
JOYY, Inc.*ADR (Interactive Media & Services)	2,159	130,684
Lexinfintech Holdings, Ltd.*ADR (Consumer Finance)	2,242	29,818
Luckin Coffee, Inc.*ADR(a) (Hotels, Restaurants & Leisure)	1,403	45,583
Momo, Inc.ADR (Interactive Media & Services)	5,919	181,121
NetEase, Inc.ADR (Entertainment)	2,164	694,125
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	4,477	544,179
NIO, Inc.*ADR (Automobiles)	25,860	97,751
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	7,948	349,791
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	13,581	478,323
Qudian, Inc.*ADR (Consumer Finance)	4,377	12,606
Qutoutiao, Inc.*ADR(a) (Interactive Media & Services)	4,624	19,051
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	1,159	29,531
Sogou, Inc.*ADR (Interactive Media & Services)	2,376	9,694
Sohu.com, Ltd.*ADR (Interactive Media & Services)	1,138	12,097
TAL Education Group*ADR (Diversified Consumer Services)	14,516	724,349
Tencent Music Entertainm*ADR (Entertainment)	1,619	20,545
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	15,401	494,834
Uxin, Ltd.*ADR (Internet & Direct Marketing Retail)	3,896	9,584
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	14,360	182,803
Weibo Corp.*ADR (Interactive Media & Services)	2,414	102,885
Zai Lab, Ltd.*ADR (Biotechnology)	1,517	77,352
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	16,274	353,471
TOTAL COMMON STOCKS (Cost $9,721,319)		15,179,713

Repurchase Agreements(b)(c) (21.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $3,914,475	$3,914,000	$3,914,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,914,000)		3,914,000

Collateral for Securities Loaned (0.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(d)	48,243	$48,243
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(d)	14,782	14,782
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(d)	45,898	45,898
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $108,923)		108,923
TOTAL INVESTMENT SECURITIES (Cost $13,744,242)—105.2%		19,202,636
Net other assets (liabilities)—(5.2)%		(950,030)
NET ASSETS—100.0%		$18,252,606

See accompanying notes to the financial statements.

144 :: UltraChina ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $96,875.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $554,000.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.
ADR	American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	2/27/20	2.04%	$11,119,660	$(263,938)
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	2/27/20	1.84%	10,156,892	(239,032)
				$21,276,552	$(502,970)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Air Freight & Logistics	$396,594	2.2%
Airlines	32,028	0.2%
Automobiles	97,751	0.5%
Biotechnology	223,313	1.2%
Chemicals	29,531	0.2%
Consumer Finance	59,479	0.3%
Diversified Consumer Services	1,293,307	7.1%
Diversified Telecommunication Services	385,249	2.1%
Entertainment	1,064,227	5.8%
Hotels, Restaurants & Leisure	190,932	1.0%
Insurance	605,350	3.3%
Interactive Media & Services	2,043,417	11.2%
Internet & Direct Marketing Retail	5,402,126	29.7%
IT Services	144,633	0.8%
Oil, Gas & Consumable Fuels	1,545,427	8.5%
Semiconductors & Semiconductor Equipment	40,180	0.2%
Wireless Telecommunication Services	1,626,169	8.9%
Other**	3,072,893	16.8%
Total	$18,252,606	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of January 31, 2020:

	Value	% of Net Assets
China	$15,179,713	83.2%
Other**	3,072,893	16.8%
Total	$18,252,606	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 145

Common Stocks (71.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	5,788	$918,324
American Express Co. (Consumer Finance)	5,789	751,817
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,789	1,791,753
Caterpillar, Inc. (Machinery)	5,789	760,385
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,790	620,340
Cisco Systems, Inc. (Communications Equipment)	5,790	266,166
Dow, Inc. (Chemicals)	5,790	266,745
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,789	359,613
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,790	370,155
International Business Machines Corp. (IT Services)	5,788	831,910
Johnson & Johnson (Pharmaceuticals)	5,788	861,659
JPMorgan Chase & Co. (Banks)	5,788	766,100
McDonald's Corp. (Hotels, Restaurants & Leisure)	5,788	1,238,458
Merck & Co., Inc. (Pharmaceuticals)	5,790	494,698
Microsoft Corp. (Software)	5,788	985,291
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	5,790	557,577
Pfizer, Inc. (Pharmaceuticals)	5,790	215,620
The Boeing Co. (Aerospace & Defense)	5,777	1,838,647
The Coca-Cola Co. (Beverages)	5,790	338,136
The Goldman Sachs Group, Inc. (Capital Markets)	5,788	1,376,097
The Home Depot, Inc. (Specialty Retail)	5,789	1,320,471
The Procter & Gamble Co. (Household Products)	5,789	721,425
The Travelers Cos., Inc. (Insurance)	5,788	761,817
The Walt Disney Co. (Entertainment)	5,788	800,538
United Technologies Corp. (Aerospace & Defense)	5,787	869,207
UnitedHealth Group, Inc. (Health Care Providers & Services)	5,788	1,576,940
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,790	344,158
Visa, Inc.—Class A (IT Services)	5,788	1,151,639
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,790	294,422
Walmart, Inc. (Food & Staples Retailing)	5,789	662,782
TOTAL COMMON STOCKS (Cost $9,590,424)		24,112,890

 Repurchase Agreements(a)(b) (24.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $8,374,016	$8,373,000	$8,373,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,373,000)		8,373,000
TOTAL INVESTMENT SECURITIES (Cost $17,963,424)—95.9%		32,485,890
Net other assets (liabilities)—4.1%		1,392,401
NET ASSETS—100.0%		$33,878,291

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $5,078,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	43	3/23/20	$6,059,345	$9,395

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	2/27/20	2.09%	$16,199,654	$(166,503)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	2/27/20	1.94%	2,381,168	(25,299)
				$18,580,822	$(191,802)
Dow Jones Industrial Average	UBS AG	2/27/20	2.09%	$11,405,784	$(115,963)
SPDR Dow Jones Industrial Average ETF	UBS AG	2/27/20	1.89%	7,561,635	(90,470)
				$18,967,419	$(206,433)
				$37,548,241	$(398,235)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

146 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

UltraDow 30 ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$2,707,854	8.0%
Banks	766,100	2.3%
Beverages	338,136	1.0%
Capital Markets	1,376,097	4.1%
Chemicals	266,745	0.8%
Communications Equipment	266,166	0.8%
Consumer Finance	751,817	2.2%
Diversified Telecommunication Services	344,158	1.0%
Entertainment	800,538	2.4%
Food & Staples Retailing	957,204	2.8%
Health Care Providers & Services	1,576,941	4.7%
Hotels, Restaurants & Leisure	1,238,458	3.7%
Household Products	721,425	2.1%
Industrial Conglomerates	918,324	2.7%
Insurance	761,817	2.2%
IT Services	1,983,548	5.9%
Machinery	760,385	2.2%
Oil, Gas & Consumable Fuels	979,953	2.9%
Pharmaceuticals	1,571,977	4.6%
Semiconductors & Semiconductor Equipment	370,155	1.1%
Software	985,291	2.9%
Specialty Retail	1,320,471	3.9%
Technology Hardware, Storage & Peripherals	1,791,753	5.3%
Textiles, Apparel & Luxury Goods	557,577	1.6%
Other**	9,765,401	28.8%
Total	$33,878,291	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 147

Common Stocks (85.9%)

	Shares	Value
58.com, Inc.*ADR (Interactive Media & Services)	899	$50,002
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	12,282	2,537,338
Ambev S.A.ADR (Beverages)	42,710	177,674
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	11,325	188,901
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	4,004	81,521
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	14,904	70,645
Baidu, Inc.*ADR (Interactive Media & Services)	2,664	329,164
Banco Bradesco S.A.ADR (Banks)	39,133	298,585
Bancolombia S.A.ADR (Banks)	1,097	57,560
Beigene, Ltd.*ADR (Biotechnology)	247	37,633
BRF S.A.*ADR (Food Products)	7,018	49,898
Cemex S.A.B. de C.V.ADR (Construction Materials)	14,693	59,360
China Life Insurance Co., Ltd.ADR (Insurance)	14,445	172,040
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	10,731	440,400
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	2,476	129,817
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,347	52,142
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	3,689	131,919
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	1,561	235,711
Enel Americas SAADR (Electric Utilities)	7,089	69,472
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,804	162,667
Grupo Televisa SABADR (Media)	4,912	54,621
HDFC Bank, Ltd.ADR (Banks)	13,010	745,213
ICICI Bank, Ltd.ADR (Banks)	15,254	222,403
Infosys Technologies, Ltd.ADR (IT Services)	36,268	397,498
iQIYI, Inc.*ADR (Entertainment)	2,608	58,002
Itau Unibanco Holding S.A.ADR (Banks)	47,033	357,921
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	8,473	319,347
KB Financial Group, Inc.*ADR (Banks)	3,814	139,325
Korea Electric Power Corp.*ADR (Electric Utilities)	4,985	52,691
Momo, Inc.ADR (Interactive Media & Services)	1,525	46,665
NetEase, Inc.ADR (Entertainment)	670	214,909
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	1,153	140,147
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,048	90,132
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	13,003	183,472
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	3,498	123,200
POSCOADR (Metals & Mining)	2,742	121,772
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	4,615	127,236
Sasol, Ltd.ADR (Chemicals)	5,564	87,745
Shinhan Financial Group Co., Ltd.*ADR (Banks)	4,372	141,610
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	2,891	61,318
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	36,745	1,982,025
TAL Education Group*ADR (Diversified Consumer Services)	3,740	186,626
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	4,021	55,811
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	3,968	127,492
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	19,801	47,918
Vale S.A.ADR (Metals & Mining)	30,775	360,991
Wipro, Ltd.ADR (IT Services)	13,307	48,304
Woori Financial Group, Inc.*ADR (Banks)	1,612	40,945
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	4,193	91,072
TOTAL COMMON STOCKS (Cost $7,411,145)		11,958,860

Preferred Stock (2.1%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	21,750	288,188
TOTAL PREFERRED STOCK (Cost $33,580)		288,188

Repurchase Agreements(a)(b) (11.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $1,604,195	$1,604,000	$1,604,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,604,000)		1,604,000
TOTAL INVESTMENT SECURITIES (Cost $9,048,725)—99.5%		13,851,048
Net other assets (liabilities)—0.5%		71,931
NET ASSETS—100.0%		$13,922,979

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $493,000.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

148 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	2/27/20	2.04%	$6,879,425	$(132,186)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	2/27/20	2.09%	8,744,124	(187,746)
				$15,623,549	$(319,932)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Air Freight & Logistics	$91,072	0.7%
Banks	2,003,561	14.4%
Beverages	340,340	2.4%
Biotechnology	37,633	0.3%
Chemicals	87,744	0.6%
Construction Materials	59,360	0.4%
Diversified Consumer Services	326,773	2.3%
Diversified Telecommunication Services	367,108	2.6%
Electric Utilities	122,164	0.9%
Entertainment	272,911	2.0%
Food Products	49,898	0.4%
Insurance	172,040	1.2%
Interactive Media & Services	425,831	3.1%
Internet & Direct Marketing Retail	3,107,378	22.2%
IT Services	445,802	3.2%
Media	54,621	0.4%
Metals & Mining	564,284	4.1%
Oil, Gas & Consumable Fuels	927,320	6.7%
Semiconductors & Semiconductor Equipment	2,100,589	15.1%
Wireless Telecommunication Services	690,619	5.0%
Other**	1,675,931	12.0%
Total	$13,922,979	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of January 31, 2020:

	Value	% of Net Assets
Brazil	$1,772,540	12.7%
Chile	69,472	0.5%
China	4,941,439	35.5%
Colombia	57,560	0.4%
Hong Kong	440,400	3.2%
India	1,413,418	10.2%
Indonesia	127,236	0.9%
Mexico	465,549	3.3%
South Africa	169,266	1.2%
South Korea	557,661	4.0%
Taiwan	2,232,507	16.0%
Other**	1,675,931	12.0%
Total	$13,922,979	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraInternational ProFund :: 149

Repurchase Agreements(a)(b) (104.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $2,650,322	$2,650,000	$2,650,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,650,000)		2,650,000
TOTAL INVESTMENT SECURITIES (Cost $2,650,000)—104.2%		2,650,000
Net other assets (liabilities)—(4.2)%		(108,019)
NET ASSETS—100.0%		$2,541,981

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $380,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	2/27/20	1.89%	$3,165,785	$(24,601)
MSCI EAFE Index	UBS AG	2/27/20	2.39%	1,911,811	(11,216)
				$5,077,596	$(35,817)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

150 :: UltraJapan ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Repurchase Agreements(a) (94.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $12,530,521	$12,529,000	$12,529,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,529,000)		12,529,000
TOTAL INVESTMENT SECURITIES (Cost $12,529,000)—94.5%		12,529,000
Net other assets (liabilities)—5.5%		728,437
NET ASSETS—100.0%		$13,257,437

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	233	3/13/20	$26,439,675	$(853,044)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	2/27/20	1.99%	$127,737	$(2,029)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 151

Common Stocks (78.9%)

	Shares	Value
Ambev S.A.ADR (Beverages)	239,789	$997,522
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	69,425	1,158,009
Azul SA*ADR (Airlines)	6,739	279,669
Banco Bradesco S.A.ADR (Banks)	283,478	2,162,937
Banco de ChileADR (Banks)	17,728	352,787
Banco Santander Brasil S.A.ADR (Banks)	29,936	290,379
Banco Santander ChileADR (Banks)	12,401	248,516
Bancolombia S.A.ADR (Banks)	9,017	473,121
BRF S.A.*ADR (Food Products)	57,645	409,856
Cemex S.A.B. de C.V.ADR (Construction Materials)	120,752	487,838
Centrais Eletricas Brasileiras S.A. (Electrobras)ADR (Electric Utilities)	26,089	237,671
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	8,838	248,348
Cia Energetica de Minas GeraisADR (Electric Utilities)	77,467	268,036
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	4,190	255,381
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	17,981	232,494
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	27,262	386,030
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	19,679	364,062
Embraer S.A.*ADR (Aerospace & Defense)	13,880	233,739
Enel Americas SAADR (Electric Utilities)	58,267	571,017
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	11,402	1,028,118
Gerdau S.A.ADR(a) (Metals & Mining)	84,107	393,621
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	3,430	208,338
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	3,004	371,535
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	1,613	310,970
Grupo Televisa SABADR (Media)	40,382	449,048
Itau Unibanco Holding S.A.ADR (Banks)	340,703	2,592,751
Latam Airlines Group S.A.ADR (Airlines)	18,381	152,011
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	67,969	959,043
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	42,349	390,034
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	33,038	458,567
TIM Participacoes S.A.ADR (Wireless Telecommunication Services)	12,749	247,968
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	60,271	354,393
Vale S.A.ADR (Metals & Mining)	222,924	2,614,898
TOTAL COMMON STOCKS (Cost $13,739,034)		20,188,707

Preferred Stocks (9.1%)

	Shares	Value
Companhia Brasileira de DistribuicaoADR (Food & Staples Retailing)	12,481	$248,122
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	157,548	2,087,511
TOTAL PREFERRED STOCKS (Cost $941,016)		2,335,633

Repurchase Agreements(b)(c) (12.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $3,212,390	$3,212,000	$3,212,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,212,000)		3,212,000

Collateral for Securities Loaned (1.5%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(d)	171,040	$171,040
Invesco Government & Agency Portfolio— Institutional Shares, 1.77%(d)	52,408	52,408
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(d)	162,727	162,727
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $386,175)		386,175
TOTAL INVESTMENT SECURITIES (Cost $18,278,225)—102.0%		26,122,515
Net other assets (liabilities)—(2.0)%		(517,947)
NET ASSETS—100.0%		$25,604,568

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $361,460.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $909,000.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

152 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	2/27/20	2.04%	$14,333,497	$(331,659)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	2/27/20	2.09%	14,342,071	(359,725)
				$28,675,568	$(691,384)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$233,739	0.9%
Airlines	431,679	1.7%
Banks	6,120,492	23.8%
Beverages	2,281,021	8.9%
Chemicals	248,348	1.0%
Construction Materials	487,838	1.9%
Diversified Telecommunication Services	458,567	1.8%
Electric Utilities	1,076,723	4.2%
Food & Staples Retailing	248,122	1.0%
Food Products	409,856	1.6%
Media	449,048	1.8%
Metals & Mining	3,241,014	12.7%
Oil, Gas & Consumable Fuels	3,765,009	14.7%
Paper & Forest Products	390,034	1.5%
Transportation Infrastructure	890,843	3.5%
Water Utilities	386,030	1.5%
Wireless Telecommunication Services	1,405,977	5.5%
Other**	3,080,228	12.0%
Total	$25,604,568	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of January 31, 2020:

	Value	% of Net Assets
Brazil	$15,612,747	61.0%
Chile	1,572,679	6.1%
Colombia	837,183	3.3%
Mexico	4,269,237	16.7%
Peru	232,494	0.9%
Other**	3,080,228	12.0%
Total	$25,604,568	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 153

Common Stocks (69.9%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	1,737	$103,108
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	2,292	73,642
ACI Worldwide, Inc.* (Software)	2,991	103,040
Acuity Brands, Inc. (Electrical Equipment)	1,025	120,817
Adient PLC* (Auto Components)	2,252	57,899
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,397	48,210
AECOM* (Construction & Engineering)	4,064	196,007
Affiliated Managers Group, Inc. (Capital Markets)	1,275	101,809
AGCO Corp. (Machinery)	1,621	113,697
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,757	38,408
Alleghany Corp.* (Insurance)	372	296,731
Allegheny Technologies, Inc.* (Metals & Mining)	3,261	56,252
ALLETE, Inc. (Electric Utilities)	1,337	111,613
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	4,199	36,027
AMC Networks, Inc.*—Class A (Media)	1,140	41,713
Amedisys, Inc.* (Health Care Providers & Services)	835	147,369
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	3,555	163,068
American Eagle Outfitters, Inc. (Specialty Retail)	4,108	59,155
American Financial Group, Inc. (Insurance)	1,937	210,726
Antero Midstream Corp.(a) (Oil, Gas & Consumable Fuels)	7,683	38,722
Apergy Corp.* (Energy Equipment & Services)	2,003	51,798
AptarGroup, Inc. (Containers & Packaging)	1,654	191,053
Aqua America, Inc. (Water Utilities)	5,584	290,033
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,107	160,006
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	2,590	108,547
ASGN, Inc.* (Professional Services)	1,366	92,465
Ashland Global Holdings, Inc. (Chemicals)	1,558	115,261
Associated Banc-Corp. (Banks)	4,122	82,151
AutoNation, Inc.* (Specialty Retail)	1,523	64,636
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,240	34,150
Avis Budget Group, Inc.* (Road & Rail)	1,470	48,216
Avnet, Inc. (Electronic Equipment, Instruments & Components)	2,612	95,312
Axon Enterprise, Inc.* (Aerospace & Defense)	1,535	117,903
BancorpSouth Bank (Banks)	2,482	70,911
Bank of Hawaii Corp. (Banks)	1,042	93,363
Bank OZK (Banks)	3,127	84,992
Bed Bath & Beyond, Inc.(a) (Specialty Retail)	3,273	46,640
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,000	49,270
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	559	201,754
Bio-Techne Corp. (Life Sciences Tools & Services)	986	207,031
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	3,160	64,843
Black Hills Corp. (Multi-Utilities)	1,590	132,018
Blackbaud, Inc. (Software)	1,272	99,636
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	2,070	61,790
Brighthouse Financial, Inc.* (Insurance)	2,827	109,970
Brinker International, Inc. (Hotels, Restaurants & Leisure)	967	41,281
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	7,705	153,792
Brown & Brown, Inc. (Insurance)	6,049	271,600
Brunswick Corp. (Leisure Products)	2,110	132,614
Cable One, Inc.(a) (Media)	130	221,524
Cabot Corp. (Chemicals)	1,474	58,739
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	753	109,569
CACI International, Inc.*—Class A (IT Services)	648	173,301
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	14,438	197,367
Camden Property Trust (Equity Real Estate Investment Trusts)	2,505	281,637
Cantel Medical Corp. (Health Care Equipment & Supplies)	969	63,043
Carlisle Cos., Inc. (Industrial Conglomerates)	1,466	229,033
Carpenter Technology Corp. (Metals & Mining)	1,234	49,039
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	1,142	121,132
Casey's General Stores, Inc. (Food & Staples Retailing)	952	153,139
Catalent, Inc.* (Pharmaceuticals)	3,785	231,264
Cathay General Bancorp (Banks)	1,959	70,642
CDK Global, Inc. (Software)	3,140	168,555
Ceridian HCM Holding, Inc.* (Software)	2,607	191,067
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,264	195,389
Chemed Corp. (Health Care Providers & Services)	414	193,355
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	30,329	15,522
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	822	82,364
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	917	132,396
Ciena Corp.* (Communications Equipment)	4,002	162,760
Cinemark Holdings, Inc. (Entertainment)	2,758	86,904
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,495	114,831
CIT Group, Inc. (Banks)	2,454	112,172
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,328	109,188
CNO Financial Group, Inc. (Insurance)	3,909	68,759
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	4,826	34,892
Cognex Corp. (Electronic Equipment, Instruments & Components)	4,422	225,389
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	625	88,394
Colfax Corp.* (Machinery)	2,163	76,051
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	751	70,534
Commerce Bancshares, Inc.(a) (Banks)	2,683	181,532

See accompanying notes to the financial statements.

154 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Commercial Metals Co. (Metals & Mining)	3,069	$63,068
CommVault Systems, Inc.* (Software)	1,088	48,982
Compass Minerals International, Inc. (Metals & Mining)	877	50,770
Core Laboratories N.V. (Energy Equipment & Services)	1,148	40,329
Corecivic, Inc. (Equity Real Estate Investment Trusts)	3,080	49,126
CoreLogic, Inc.* (IT Services)	2,057	95,651
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	975	114,514
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,899	86,303
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,797	155,411
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	622	95,122
Crane Co. (Machinery)	1,319	112,722
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,786	129,521
Cullen/Frost Bankers, Inc. (Banks)	1,473	131,333
Curtiss-Wright Corp. (Aerospace & Defense)	1,105	160,700
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	9,554	222,894
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,928	178,169
Dana, Inc. (Auto Components)	3,723	57,371
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	724	138,219
Delphi Technologies PLC* (Auto Components)	2,225	34,132
Deluxe Corp. (Commercial Services & Supplies)	1,089	52,490
Dick's Sporting Goods, Inc. (Specialty Retail)	1,645	72,758
Dillard's, Inc.—Class A (Multiline Retail)	255	15,484
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	6,153	47,501
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	1,058	298,092
Domtar Corp. (Paper & Forest Products)	1,482	51,603
Donaldson Co., Inc. (Machinery)	3,274	169,757
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	4,264	176,956
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,143	167,347
Dycom Industries, Inc.* (Construction & Engineering)	816	32,983
Eagle Materials, Inc. (Construction Materials)	1,077	98,190
East West Bancorp, Inc. (Banks)	3,768	172,725
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	994	135,254
Eaton Vance Corp. (Capital Markets)	2,927	133,910
Edgewell Personal Care Co.* (Personal Products)	1,402	36,200
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	1,690	101,028
EMCOR Group, Inc. (Construction & Engineering)	1,453	119,393
Encompass Health Corp. (Health Care Providers & Services)	2,551	196,504
Energizer Holdings, Inc.(a) (Household Products)	1,664	76,977
EnerSys (Electrical Equipment)	1,094	78,724
EPR Properties (Equity Real Estate Investment Trusts)	2,030	144,881
EQT Corp. (Oil, Gas & Consumable Fuels)	6,612	40,003
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	5,272	50,980
Etsy, Inc.* (Internet & Direct Marketing Retail)	3,065	149,603
Evercore Partners, Inc.—Class A (Capital Markets)	1,011	77,463
Exelixis, Inc.* (Biotechnology)	7,860	135,192
F.N.B. Corp. (Banks)	8,405	98,086
FactSet Research Systems, Inc. (Capital Markets)	982	280,959
Fair Isaac Corp.* (Software)	750	301,785
Federated Hermes, Inc.—Class B (Capital Markets)	2,486	90,068
First American Financial Corp. (Insurance)	2,906	180,114
First Financial Bankshares, Inc. (Banks)	3,514	117,789
First Horizon National Corp. (Banks)	8,050	128,800
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,284	140,227
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,963	97,326
FirstCash, Inc. (Consumer Finance)	1,104	96,015
Five Below, Inc.* (Specialty Retail)	1,441	163,151
Flowers Foods, Inc. (Food Products)	4,979	107,198
Fluor Corp. (Construction & Engineering)	3,626	64,869
Foot Locker, Inc. (Specialty Retail)	2,769	105,139
FTI Consulting, Inc.* (Professional Services)	973	116,818
Fulton Financial Corp. (Banks)	4,245	69,915
GATX Corp. (Trading Companies & Distributors)	908	69,126
Gentex Corp. (Auto Components)	6,545	194,844
Genworth Financial, Inc.*—Class A (Insurance)	13,019	53,378
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	1,991	104,089
Graco, Inc. (Machinery)	4,315	229,343
Graham Holdings Co.—Class B (Diversified Consumer Services)	112	61,513
Grand Canyon Education, Inc.* (Diversified Consumer Services)	1,247	97,615
Green Dot Corp.*—Class A (Consumer Finance)	1,226	36,878
Greif, Inc.—Class A (Containers & Packaging)	679	27,445
GrubHub, Inc.* (Internet & Direct Marketing Retail)	2,366	128,119
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,311	140,788
Hancock Whitney Corp. (Banks)	2,256	89,653
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,819	137,877
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,460	124,768
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,917	49,075

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 155

Common Stocks, continued

	Shares	Value
HealthEquity, Inc.* (Health Care Providers & Services)	1,834	$121,154
Helen of Troy, Ltd.* (Household Durables)	651	123,072
Herman Miller, Inc. (Commercial Services & Supplies)	1,528	59,057
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	2,684	134,495
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,727	183,908
HNI Corp. (Commercial Services & Supplies)	1,108	39,855
Home BancShares, Inc. (Banks)	4,013	76,729
Hubbell, Inc. (Electrical Equipment)	1,407	201,525
ICU Medical, Inc.* (Health Care Equipment & Supplies)	498	90,870
IDACORP, Inc. (Electric Utilities)	1,304	146,296
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	2,256	75,914
Ingevity Corp.* (Chemicals)	1,082	70,568
Ingredion, Inc. (Food Products)	1,727	151,976
Insperity, Inc. (Professional Services)	972	84,924
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,843	101,439
Interactive Brokers Group, Inc.—Class A (Capital Markets)	1,985	93,295
InterDigital, Inc. (Communications Equipment)	806	44,532
International Bancshares Corp. (Banks)	1,484	58,470
ITT, Inc. (Machinery)	2,269	152,205
j2 Global, Inc. (Software)	1,198	114,840
Jabil, Inc. (Electronic Equipment, Instruments & Components)	3,594	139,771
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	612	50,031
Janus Henderson Group PLC (Capital Markets)	4,026	101,737
JBG Smith Properties (Equity Real Estate Investment Trusts)	3,054	123,840
Jefferies Financial Group, Inc. (Diversified Financial Services)	6,516	141,006
JetBlue Airways Corp.* (Airlines)	7,468	148,090
John Wiley & Sons, Inc.—Class A (Media)	1,132	49,378
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,333	226,370
KAR Auction Services, Inc. (Commercial Services & Supplies)	3,331	70,018
KB Home (Household Durables)	2,216	83,211
KBR, Inc. (IT Services)	3,666	99,715
Kemper Corp. (Insurance)	1,621	120,635
Kennametal, Inc. (Machinery)	2,144	67,086
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,523	208,324
Kirby Corp.* (Marine)	1,551	113,673
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	3,178	117,839
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	2,225	206,502
Lancaster Colony Corp.(a) (Food Products)	512	79,181
Landstar System, Inc. (Road & Rail)	1,021	113,076
Lear Corp. (Auto Components)	1,423	175,285
Legg Mason, Inc. (Capital Markets)	2,111	82,646
LendingTree, Inc.* (Thrifts & Mortgage Finance)	198	61,618
Lennox International, Inc. (Building Products)	907	211,313
Liberty Property Trust (Equity Real Estate Investment Trusts)	4,081	255,675
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,207	136,608
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	454	39,866
Lincoln Electric Holdings, Inc. (Machinery)	1,582	141,083
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	630	111,453
LivaNova PLC* (Health Care Equipment & Supplies)	1,252	85,098
LiveRamp Holdings, Inc.* (IT Services)	1,751	70,460
LogMeIn, Inc. (Software)	1,263	108,580
Louisiana-Pacific Corp. (Paper & Forest Products)	3,039	93,237
Lumentum Holdings, Inc.* (Communications Equipment)	1,997	151,313
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	2,343	51,452
Manhattan Associates, Inc.* (Software)	1,654	141,351
ManpowerGroup, Inc. (Professional Services)	1,526	139,613
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	968	116,392
Masimo Corp.* (Health Care Equipment & Supplies)	1,269	216,492
MasTec, Inc.* (Construction & Engineering)	1,560	90,090
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	2,836	41,604
Mattel, Inc.*(a) (Leisure Products)	8,968	131,202
MAXIMUS, Inc. (IT Services)	1,655	118,746
MDU Resources Group, Inc. (Multi-Utilities)	5,184	153,498
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	13,386	296,499
MEDNAX, Inc.* (Health Care Providers & Services)	2,181	50,316
Mercury General Corp. (Insurance)	702	34,461
Mercury Systems, Inc.* (Aerospace & Defense)	1,436	110,213
Meredith Corp. (Media)	1,040	31,252
Minerals Technologies, Inc. (Chemicals)	901	48,771
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,410	147,796
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,622	199,457
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,045	178,873
MSA Safety, Inc. (Commercial Services & Supplies)	922	125,023
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	1,166	79,370
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,864	80,989
Murphy USA, Inc.* (Specialty Retail)	748	76,423
National Fuel Gas Co. (Gas Utilities)	2,233	96,443

See accompanying notes to the financial statements.

156 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
National Instruments Corp. (Electronic Equipment, Instruments & Components)	3,051	$136,166
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	4,441	248,696
Navient Corp. (Consumer Finance)	5,031	72,346
NCR Corp.* (Technology Hardware, Storage & Peripherals)	3,301	111,310
Nektar Therapeutics* (Pharmaceuticals)	4,551	90,519
NetScout Systems, Inc.* (Communications Equipment)	1,704	43,810
New Jersey Resources Corp. (Gas Utilities)	2,471	102,102
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	12,090	133,715
NewMarket Corp. (Chemicals)	191	83,967
Nordson Corp. (Machinery)	1,323	223,402
NorthWestern Corp. (Multi-Utilities)	1,305	100,446
NOW, Inc.* (Trading Companies & Distributors)	2,814	28,168
Nu Skin Enterprises, Inc.—Class A (Personal Products)	1,437	46,831
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,347	103,881
nVent Electric PLC (Electrical Equipment)	4,026	100,247
OGE Energy Corp. (Electric Utilities)	5,179	237,457
O-I Glass, Inc. (Containers & Packaging)	4,025	50,796
Old Republic International Corp. (Insurance)	7,382	166,464
Olin Corp. (Chemicals)	4,130	61,413
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,415	75,051
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	5,652	237,101
ONE Gas, Inc. (Gas Utilities)	1,365	128,993
Oshkosh Corp. (Machinery)	1,761	151,516
Owens Corning (Building Products)	2,814	170,219
PacWest Bancorp (Banks)	3,100	108,655
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	570	36,925
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	6,193	135,874
Patterson Cos., Inc. (Health Care Providers & Services)	2,228	49,038
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,032	39,954
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	2,635	71,936
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	3,379	80,150
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	2,819	84,091
Penumbra, Inc.* (Health Care Equipment & Supplies)	831	145,807
Perspecta, Inc. (IT Services)	3,557	99,845
Pilgrim's Pride Corp.* (Food Products)	1,355	35,298
Pinnacle Financial Partners, Inc. (Banks)	1,862	109,970
PNM Resources, Inc. (Electric Utilities)	2,061	111,768
Polaris, Inc. (Leisure Products)	1,488	136,657
PolyOne Corp. (Chemicals)	2,335	77,475
Pool Corp. (Distributors)	1,036	227,195
Post Holdings, Inc.* (Food Products)	1,720	179,860
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	1,739	74,777
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,636	165,743
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	1,299	52,687
Primerica, Inc. (Insurance)	1,070	126,859
Prosperity Bancshares, Inc. (Banks)	2,442	171,428
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	518	86,796
PTC, Inc.* (Software)	2,689	223,510
Rayonier, Inc. (Equity Real Estate Investment Trusts)	3,345	101,621
Regal Beloit Corp. (Electrical Equipment)	1,059	83,089
Reinsurance Group of America, Inc. (Insurance)	1,620	233,361
Reliance Steel & Aluminum Co. (Metals & Mining)	1,725	198,030
RenaissanceRe Holdings, Ltd. (Insurance)	1,143	216,530
Repligen Corp.* (Biotechnology)	1,212	121,673
Resideo Technologies, Inc.* (Building Products)	3,176	32,332
RH* (Specialty Retail)	511	106,671
RLI Corp. (Insurance)	1,033	96,079
Royal Gold, Inc. (Metals & Mining)	1,697	195,698
RPM International, Inc. (Chemicals)	3,355	239,447
Ryder System, Inc. (Road & Rail)	1,379	65,806
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	5,011	107,737
Sabre Corp. (IT Services)	7,085	152,611
Sally Beauty Holdings, Inc.* (Specialty Retail)	3,008	46,173
Sanderson Farms, Inc. (Food Products)	510	70,222
Science Applications International Corp. (IT Services)	1,270	111,468
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	1,399	34,751
SEI Investments Co. (Capital Markets)	3,265	213,074
Selective Insurance Group, Inc. (Insurance)	1,537	101,826
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,714	82,598
Sensient Technologies Corp. (Chemicals)	1,095	65,426
Service Corp. International (Diversified Consumer Services)	4,729	226,756
Service Properties Trust (Equity Real Estate Investment Trusts)	4,257	91,866
Signature Bank (Banks)	1,397	198,221
Silgan Holdings, Inc. (Containers & Packaging)	2,006	61,905
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,122	110,304
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	2,033	77,518
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	3,465	129,556
SLM Corp. (Consumer Finance)	10,921	119,257
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,257	123,010
Sonoco Products Co. (Containers & Packaging)	2,590	147,993
Southwest Gas Holdings, Inc. (Gas Utilities)	1,413	106,696
Spire, Inc. (Gas Utilities)	1,319	111,218

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 157

Common Stocks, continued

	Shares	Value
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,580	$136,172
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	3,056	47,765
Steel Dynamics, Inc. (Metals & Mining)	5,574	166,551
Stericycle, Inc.* (Commercial Services & Supplies)	2,358	147,799
Sterling Bancorp (Banks)	5,227	104,540
Stifel Financial Corp. (Capital Markets)	1,769	114,437
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	866	57,754
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,611	98,851
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,058	145,750
Synovus Financial Corp. (Banks)	3,791	132,761
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	1,584	41,849
TCF Financial Corp. (Banks)	3,969	167,809
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	916	131,849
TEGNA, Inc. (Media)	5,610	94,809
Teledyne Technologies, Inc.* (Aerospace & Defense)	944	344,617
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,530	57,380
Tempur Sealy International, Inc.* (Household Durables)	1,176	107,745
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,688	85,048
Teradata Corp.* (IT Services)	2,911	70,854
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,336	286,132
Terex Corp. (Machinery)	1,697	43,019
Tetra Tech, Inc. (Commercial Services & Supplies)	1,412	120,867
Texas Capital Bancshares, Inc.* (Banks)	1,302	71,558
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,688	105,500
The Boston Beer Co, Inc.*—Class A (Beverages)	239	85,175
The Brink's Co. (Commercial Services & Supplies)	1,294	108,942
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,062	40,781
The Chemours Co. (Chemicals)	4,229	58,656
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	3,137	49,565
The Goodyear Tire & Rubber Co. (Auto Components)	6,016	78,990
The Hain Celestial Group, Inc.* (Food Products)	2,078	50,308
The Hanover Insurance Group, Inc. (Insurance)	1,019	141,213
The Macerich Co. (Equity Real Estate Investment Trusts)	2,850	63,584
The New York Times Co.—Class A (Media)	3,719	119,045
The Scotts Miracle-Gro Co.(a)—Class A (Chemicals)	1,025	125,809
The Timken Co. (Machinery)	1,753	92,085
The Toro Co. (Machinery)	2,758	220,695
The Wendy's Co. (Hotels, Restaurants & Leisure)	4,760	103,149
Thor Industries, Inc. (Automobiles)	1,428	114,983
Toll Brothers, Inc. (Household Durables)	3,343	148,295
Tootsie Roll Industries, Inc.(a) (Food Products)	434	14,804
Transocean, Ltd.* (Energy Equipment & Services)	14,878	67,844
TreeHouse Foods, Inc.* (Food Products)	1,455	64,893
Trex Co., Inc.* (Building Products)	1,509	148,244
TRI Pointe Group, Inc.* (Household Durables)	3,601	58,552
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	6,445	274,042
Trinity Industries, Inc. (Machinery)	2,539	51,618
TripAdvisor, Inc. (Interactive Media & Services)	2,718	74,256
Trustmark Corp. (Banks)	1,663	53,183
Tyler Technologies, Inc.* (Software)	1,009	326,593
UGI Corp. (Gas Utilities)	5,407	224,876
UMB Financial Corp. (Banks)	1,118	74,302
Umpqua Holdings Corp. (Banks)	5,696	96,262
United Bankshares, Inc. (Banks)	2,627	90,106
United States Steel Corp.(a) (Metals & Mining)	4,398	39,890
United Therapeutics Corp.* (Biotechnology)	1,135	110,855
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,097	193,258
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,979	54,784
Urban Outfitters, Inc.* (Specialty Retail)	1,825	46,720
Valley National Bancorp (Banks)	10,132	106,690
Valmont Industries, Inc. (Construction & Engineering)	557	79,127
Valvoline, Inc. (Chemicals)	4,874	102,744
ViaSat, Inc.* (Communications Equipment)	1,492	94,966
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,424	69,473
Visteon Corp.* (Auto Components)	723	57,703
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,027	68,918
Watsco, Inc. (Trading Companies & Distributors)	845	146,962
Webster Financial Corp. (Banks)	2,381	106,812
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	3,129	91,054
Werner Enterprises, Inc. (Road & Rail)	1,146	42,242
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,914	298,489
WEX, Inc.* (IT Services)	1,120	242,950
Williams-Sonoma, Inc. (Specialty Retail)	2,008	140,721
Wintrust Financial Corp. (Banks)	1,477	93,465
Woodward, Inc. (Machinery)	1,459	169,696
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,692	66,191
World Wrestling Entertainment, Inc.— Class A (Entertainment)	1,228	60,025
Worthington Industries, Inc. (Metals & Mining)	955	35,125
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	10,781	128,833
WW International, Inc.* (Diversified Consumer Services)	1,202	39,642

See accompanying notes to the financial statements.

158 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	2,347	$113,900
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	2,462	140,753
XPO Logistics, Inc.* (Air Freight & Logistics)	2,388	212,341
Yelp, Inc.* (Interactive Media & Services)	1,653	53,888
TOTAL COMMON STOCKS (Cost $29,441,515)		46,052,725

Repurchase Agreements(b)(c) (30.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $19,823,406	$19,821,000	$19,821,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,821,000)		19,821,000

Collateral for Securities Loaned (0.7%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 1.81%(d)	216,547	$216,547
Invesco Government & Agency Portfolio—Institutional Shares, 1.77%(d)	66,352	66,352
Fidelity Investments Money Market Government Portfolio—Class I, 1.80%(d)	206,022	206,022
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $488,921)		488,921
TOTAL INVESTMENT SECURITIES (Cost $49,751,436)—100.6%		66,362,646
Net other assets (liabilities)—(0.6)%		(378,568)
NET ASSETS—100.0%		$65,984,078

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $468,520.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $10,756,000.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	75	3/23/20	$15,045,000	$(324,287)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/20	2.04%	$10,715,811	$(130,603)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	2/27/20	1.79%	10,457,985	(133,789)
				$21,173,796	$(264,392)
S&P MidCap 400	UBS AG	2/27/20	1.94%	$37,177,050	$(441,577)
SPDR S&P MidCap 400 ETF	UBS AG	2/27/20	1.89%	12,531,928	(182,663)
				$49,708,978	$(624,240)
				$70,882,774	$(888,632)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 159

UltraMid-Cap ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$733,433	1.1%
Air Freight & Logistics	212,341	0.3%
Airlines	148,090	0.2%
Auto Components	656,224	1.0%
Automobiles	114,983	0.2%
Banks	3,325,024	5.0%
Beverages	85,175	0.1%
Biotechnology	516,133	0.8%
Building Products	562,108	0.9%
Capital Markets	1,289,398	2.0%
Chemicals	1,108,276	1.7%
Commercial Services & Supplies	882,314	1.3%
Communications Equipment	497,381	0.8%
Construction & Engineering	582,469	0.9%
Construction Materials	98,190	0.1%
Consumer Finance	324,496	0.5%
Containers & Packaging	479,192	0.7%
Distributors	227,195	0.3%
Diversified Consumer Services	473,736	0.7%
Diversified Financial Services	141,006	0.2%
Electric Utilities	745,011	1.1%
Electrical Equipment	584,402	0.9%
Electronic Equipment, Instruments & Components	1,702,789	2.6%
Energy Equipment & Services	199,925	0.3%
Entertainment	146,929	0.2%
Equity Real Estate Investment Trusts	5,005,035	7.6%
Food & Staples Retailing	265,747	0.4%
Food Products	753,740	1.1%
Gas Utilities	770,328	1.2%
Health Care Equipment & Supplies	1,568,054	2.4%
Health Care Providers & Services	1,115,883	1.7%
Health Care Technology	36,027	0.1%
Hotels, Restaurants & Leisure	2,080,579	3.2%
Household Durables	520,875	0.8%
Household Products	76,977	0.1%
Industrial Conglomerates	229,033	0.3%
Insurance	2,428,706	3.7%
Interactive Media & Services	128,144	0.2%
Internet & Direct Marketing Retail	277,722	0.4%
IT Services	1,235,601	1.9%
Leisure Products	400,473	0.6%
Life Sciences Tools & Services	868,768	1.3%
Machinery	2,013,974	3.1%
Marine	113,673	0.2%
Media	557,721	0.8%
Metals & Mining	854,423	1.3%
Multiline Retail	90,535	0.1%
Multi-Utilities	385,962	0.6%
Oil, Gas & Consumable Fuels	569,673	0.9%
Paper & Forest Products	144,840	0.2%
Personal Products	83,031	0.1%
Pharmaceuticals	374,470	0.6%
Professional Services	433,820	0.7%
Real Estate Management & Development	226,370	0.3%
Road & Rail	387,179	0.6%
Semiconductors & Semiconductor Equipment	1,853,867	2.8%
Software	1,827,939	2.8%
Specialty Retail	1,031,295	1.6%
Technology Hardware, Storage & Peripherals	111,310	0.2%
Textiles, Apparel & Luxury Goods	459,441	0.7%
Thrifts & Mortgage Finance	264,251	0.4%
Trading Companies & Distributors	323,626	0.5%
Water Utilities	290,033	0.4%
Wireless Telecommunication Services	57,380	0.1%
Other**	19,931,353	30.1%
Total	$65,984,078	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

160 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (61.6%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	32,318	$1,889,957
Adobe, Inc.* (Software)	20,364	7,150,616
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	46,847	2,201,809
Alexion Pharmaceuticals, Inc.* (Biotechnology)	9,309	925,222
Align Technology, Inc.* (Health Care Equipment & Supplies)	3,315	852,287
Alphabet, Inc.*—Class A (Interactive Media & Services)	11,337	16,243,427
Alphabet, Inc.*—Class C (Interactive Media & Services)	11,330	16,249,826
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	16,350	32,842,572
American Airlines Group, Inc. (Airlines)	18,428	494,608
Amgen, Inc. (Biotechnology)	24,996	5,400,385
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	15,493	1,700,357
ANSYS, Inc.* (Software)	3,542	971,677
Apple, Inc. (Technology Hardware, Storage & Peripherals)	146,530	45,352,500
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	38,860	2,253,491
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	3,116	874,537
Autodesk, Inc.* (Software)	9,237	1,818,303
Automatic Data Processing, Inc. (IT Services)	18,202	3,119,641
Baidu, Inc.*ADR (Interactive Media & Services)	11,631	1,437,126
Biogen, Inc.* (Biotechnology)	7,591	2,040,840
BioMarin Pharmaceutical, Inc.* (Biotechnology)	7,556	630,926
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	1,761	3,223,599
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	16,687	5,092,205
Cadence Design Systems, Inc.* (Software)	11,804	851,186
CDW Corp. (Electronic Equipment, Instruments & Components)	6,044	788,440
Cerner Corp. (Health Care Technology)	13,213	949,090
Charter Communications, Inc.*—Class A (Media)	9,035	4,675,251
Check Point Software Technologies, Ltd.* (Software)	6,404	732,041
Cintas Corp. (Commercial Services & Supplies)	4,354	1,214,635
Cisco Systems, Inc. (Communications Equipment)	178,459	8,203,760
Citrix Systems, Inc. (Software)	5,478	664,043
Cognizant Technology Solutions Corp. (IT Services)	23,034	1,413,827
Comcast Corp.—Class A (Media)	190,976	8,248,253
Copart, Inc.* (Commercial Services & Supplies)	9,779	992,177
CoStar Group, Inc.* (Professional Services)	1,541	1,006,258
Costco Wholesale Corp. (Food & Staples Retailing)	18,585	5,678,089
CSX Corp. (Road & Rail)	32,911	2,512,425
Dollar Tree, Inc.* (Multiline Retail)	9,956	866,869
eBay, Inc. (Internet & Direct Marketing Retail)	34,223	1,148,524
Electronic Arts, Inc.* (Entertainment)	12,283	1,325,581
Exelon Corp. (Electric Utilities)	40,894	1,946,145
Expedia Group, Inc. (Internet & Direct Marketing Retail)	5,863	635,842
Facebook, Inc.*—Class A (Interactive Media & Services)	79,360	16,023,578
Fastenal Co. (Trading Companies & Distributors)	24,127	841,550
Fiserv, Inc.* (IT Services)	28,601	3,392,365
Fox Corp.—Class A (Media)	14,913	552,974
Fox Corp.—Class B (Media)	11,197	406,787
Gilead Sciences, Inc. (Biotechnology)	53,221	3,363,567
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	3,609	978,075
Illumina, Inc.* (Life Sciences Tools & Services)	6,184	1,793,793
Incyte Corp.* (Biotechnology)	9,061	662,087
Intel Corp. (Semiconductors & Semiconductor Equipment)	182,991	11,698,615
Intuit, Inc. (Software)	10,950	3,070,161
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	4,862	2,721,650
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	38,993	1,469,646
KLA Corp. (Semiconductors & Semiconductor Equipment)	6,638	1,100,182
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	6,103	1,819,976
Liberty Global PLC*—Class A (Media)	7,636	156,691
Liberty Global PLC*—Class C (Media)	18,458	359,562
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	5,180	1,240,040
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	13,753	1,926,245
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	11,384	684,406
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	2,091	1,386,333
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	10,053	979,966
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	46,570	2,472,401
Microsoft Corp. (Software)	251,582	42,826,805
Mondelez International, Inc.—Class A (Food Products)	60,569	3,475,449
Monster Beverage Corp.* (Beverages)	22,619	1,506,425
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	9,601	512,693
NetEase, Inc.ADR (Entertainment)	3,069	984,412
Netflix, Inc.* (Entertainment)	18,436	6,362,079
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	25,745	6,086,890
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	11,759	1,491,747
O'Reilly Automotive, Inc.* (Specialty Retail)	3,183	1,292,616
PACCAR, Inc. (Machinery)	14,550	1,079,756
Paychex, Inc. (IT Services)	15,058	1,291,525
PayPal Holdings, Inc.* (IT Services)	49,395	5,625,596
PepsiCo, Inc. (Beverages)	58,660	8,330,894

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 161

Common Stocks, continued

	Shares	Value
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	48,034	$4,097,781
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,541	1,534,586
Ross Stores, Inc. (Specialty Retail)	15,217	1,707,196
Seattle Genetics, Inc.* (Biotechnology)	7,210	781,492
Sirius XM Holdings, Inc. (Media)	186,093	1,315,678
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	7,167	810,946
Splunk, Inc.* (Software)	6,367	988,540
Starbucks Corp. (Hotels, Restaurants & Leisure)	49,681	4,214,439
Synopsys, Inc.* (Software)	6,322	932,558
Take-Two Interactive Software, Inc.* (Entertainment)	4,768	594,284
Tesla, Inc.* (Automobiles)	7,582	4,932,622
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	39,323	4,744,320
The Kraft Heinz Co. (Food Products)	51,371	1,500,033
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	35,991	2,850,127
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	22,000	706,860
Ulta Beauty, Inc.* (Specialty Retail)	2,476	663,345
United Airlines Holdings, Inc.* (Airlines)	10,645	796,246
VeriSign, Inc.* (IT Services)	4,939	1,028,003
Verisk Analytics, Inc.—Class A (Professional Services)	6,894	1,120,068
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,818	2,456,227
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	37,547	1,909,265
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	12,511	819,471
Willis Towers Watson PLC (Insurance)	5,409	1,142,868
Workday, Inc.*—Class A (Software)	6,899	1,273,762
Xcel Energy, Inc. (Electric Utilities)	22,558	1,560,788
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	10,578	893,629
TOTAL COMMON STOCKS (Cost $137,219,547)		381,961,018

Repurchase Agreements(a)(b) (39.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $242,691,460	$242,662,000	$242,662,000
TOTAL REPURCHASE AGREEMENTS (Cost $242,662,000)		242,662,000
TOTAL INVESTMENT SECURITIES (Cost $379,881,547)—100.8%		624,623,018
Net other assets (liabilities)—(0.8)%		(4,941,300)
NET ASSETS—100.0%		$619,681,718

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $105,258,000.
NYS	New York Shares
ADR	American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	572	3/23/20	$102,905,660	$5,770,901

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	2/27/20	1.94%	$117,798,715	$752,700
Nasdaq-100 Index	Goldman Sachs International	2/27/20	2.14%	286,560,321	529,093
				$404,359,036	$1,281,793
Invesco QQQ Trust, Series 1 ETF	UBS AG	2/27/20	1.99%	$140,410,863	$590,879
Nasdaq-100 Index	UBS AG	2/27/20	2.39%	210,746,372	1,590,265
				$351,157,235	$2,181,144
				$755,516,271	$3,462,937

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

162 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

UltraNasdaq-100 ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Airlines	$1,290,854	0.2%
Automobiles	4,932,622	0.8%
Beverages	9,837,319	1.6%
Biotechnology	17,795,332	2.9%
Commercial Services & Supplies	2,206,813	0.4%
Communications Equipment	8,203,760	1.3%
Electric Utilities	3,506,933	0.6%
Electronic Equipment, Instruments & Components	788,440	0.1%
Entertainment	11,156,313	1.8%
Food & Staples Retailing	7,587,354	1.2%
Food Products	4,975,482	0.8%
Health Care Equipment & Supplies	4,552,012	0.7%
Health Care Technology	949,090	0.2%
Hotels, Restaurants & Leisure	6,140,684	1.0%
Insurance	1,142,868	0.2%
Interactive Media & Services	49,953,956	8.1%
Internet & Direct Marketing Retail	41,413,376	6.7%
IT Services	15,870,957	2.6%
Life Sciences Tools & Services	1,793,793	0.3%
Machinery	1,079,756	0.2%
Media	15,715,196	2.5%
Multiline Retail	866,869	0.1%
Professional Services	2,126,326	0.3%
Road & Rail	2,512,426	0.4%
Semiconductors & Semiconductor Equipment	49,003,258	7.9%
Software	61,279,691	9.8%
Specialty Retail	3,663,157	0.6%
Technology Hardware, Storage & Peripherals	46,684,664	7.5%
Textiles, Apparel & Luxury Goods	1,240,040	0.2%
Trading Companies & Distributors	841,550	0.1%
Wireless Telecommunication Services	2,850,127	0.5%
Other**	237,720,700	38.4%
Total	$619,681,718	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 163

Repurchase Agreements(a)(b) (83.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $7,375,895	$7,375,000	$7,375,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,375,000)		7,375,000
TOTAL INVESTMENT SECURITIES (Cost $7,375,000)—83.3%		7,375,000
Net other assets (liabilities)—16.7%		1,483,105
NET ASSETS—100.0%		$8,858,105

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $455,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	2/27/20	(0.59)%	$(8,490,264)	$144,015
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	2/27/20	(0.34)%	(9,274,344)	141,006
				$(17,764,608)	$285,021

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

164 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (95.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $4,033,490	$4,033,000	$4,033,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,033,000)		4,033,000
TOTAL INVESTMENT SECURITIES (Cost $4,033,000)—95.4%		4,033,000
Net other assets (liabilities)—4.6%		195,401
NET ASSETS—100.0%		$4,228,401

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $1,300,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	7	3/23/20	$(986,405)	$(1,551)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	2/27/20	(1.79)%	$(2,249,612)	$16,396
Dow Jones Industrial Average	UBS AG	2/27/20	(1.79)%	(5,215,488)	45,902
				$(7,465,100)	$62,298

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 165

Repurchase Agreements(a)(b) (84.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $2,900,352	$2,900,000	$2,900,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,900,000)		2,900,000
TOTAL INVESTMENT SECURITIES (Cost $2,900,000)—84.3%		2,900,000
Net other assets (liabilities)—15.7%		538,805
NET ASSETS—100.0%		$3,438,805

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $218,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	2/27/20	(1.09)%	$(1,717,582)	$32,818
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	2/27/20	(1.09)%	(5,181,718)	87,105
				$(6,899,300)	$119,923

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

166 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (93.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $2,681,325	$2,681,000	$2,681,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,681,000)		2,681,000
TOTAL INVESTMENT SECURITIES (Cost $2,681,000)—93.9%		2,681,000
Net other assets (liabilities)—6.1%		175,195
NET ASSETS—100.0%		$2,856,195

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $202,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	2/27/20	(1.19)%	$(1,680,996)	$12,931
MSCI EAFE Index	UBS AG	2/27/20	(1.29)%	(4,058,385)	28,378
				$(5,739,381)	$41,309

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Japan ProFund :: 167

Repurchase Agreements(a) (78.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $929,113	$929,000	$929,000
TOTAL REPURCHASE AGREEMENTS (Cost $929,000)		929,000
TOTAL INVESTMENT SECURITIES (Cost $929,000)—78.0%		929,000
Net other assets (liabilities)—22.0%		261,670
NET ASSETS—100.0%		$1,190,670

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	20	3/13/20	$(2,269,500)	$92,632

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	2/27/20	(1.79)%	$(127,737)	$2,026

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

168 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (117.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $4,018,488	$4,018,000	$4,018,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,018,000)		4,018,000
TOTAL INVESTMENT SECURITIES (Cost $4,018,000)—117.9%		4,018,000
Net other assets (liabilities)—(17.9)%		(608,704)
NET ASSETS—100.0%		$3,409,296

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $222,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	2/27/20	(0.99)%	$(3,691,631)	$70,072
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	2/27/20	(1.09)%	(3,132,173)	79,075
				$(6,823,804)	$149,147

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Mid-Cap ProFund :: 169

Repurchase Agreements(a)(b) (95.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $1,331,162	$1,331,000	$1,331,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,331,000)		1,331,000
TOTAL INVESTMENT SECURITIES (Cost $1,331,000)—95.6%		1,331,000
Net other assets (liabilities)—4.4%		61,637
NET ASSETS—100.0%		$1,392,637

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $659,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	3/23/20	$(200,600)	$3,483

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/20	(1.64)%	$(1,199,010)	$17,435
S&P MidCap 400	UBS AG	2/27/20	(1.59)%	(1,384,466)	18,458
				$(2,583,476)	$35,893

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

170 :: UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (96.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $14,424,751	$14,423,000	$14,423,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,423,000)		14,423,000
TOTAL INVESTMENT SECURITIES (Cost $14,423,000)—96.8%		14,423,000
Net other assets (liabilities)—3.2%		472,258
NET ASSETS—100.0%		$14,895,258

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $3,708,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	10	3/23/20	$(1,799,050)	$(100,925)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/27/20	(1.89)%	$(23,609,545)	$(296,075)
Nasdaq-100 Index	UBS AG	2/27/20	(1.74)%	(4,421,904)	(7,844)
				$(28,031,449)	$(303,919)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 171

Repurchase Agreements(a)(b) (95.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–51%, dated 1/31/20, due 2/3/20, total to be received $5,708,693	$5,708,000	$5,708,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,708,000)		5,708,000
TOTAL INVESTMENT SECURITIES (Cost $5,708,000)—95.9%		5,708,000
Net other assets (liabilities)—4.1%		246,774
NET ASSETS—100.0%		$5,954,774

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $1,225,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	3/23/20	$(322,920)	$6,814

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/20	(1.34)%	$(10,511,501)	$198,440
Russell 2000 Index	UBS AG	2/27/20	(1.09)%	(1,088,604)	6,896
				$(11,600,105)	$205,336

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

172 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (49.2%)

	Percentage of Net Assets	Shares	Value
Aaron's, Inc. (Specialty Retail)*	0.1%	868	$51,525
ACADIA Pharmaceuticals, Inc.* (Biotechnology)*	0.1%	1,305	52,121
ALLETE, Inc. (Electric Utilities)*	0.1%	654	54,596
Amedisys, Inc.* (Health Care Providers & Services)*	0.2%	435	76,772
Axon Enterprise, Inc.* (Aerospace & Defense)*	0.1%	761	58,453
Black Hills Corp. (Multi-Utilities)*	0.1%	761	63,185
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)*	0.1%	1,521	58,102
Chegg, Inc.* (Diversified Consumer Services)*	0.1%	1,413	58,257
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)*	0.1%	435	62,804
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	761	58,453
Darling Ingredients, Inc.* (Food Products)*	0.1%	1,956	53,066
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)*	0.1%	326	62,237
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)*	0.1%	435	59,190
EMCOR Group, Inc. (Construction & Engineering)*	0.1%	650	53,410
Essent Group, Ltd. (Thrifts & Mortgage Finance)*	0.1%	1,197	59,382
First Financial Bankshares, Inc. (Banks)*	0.1%	1,632	54,704
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)*	0.1%	1,521	64,947
Five9, Inc.* (Software)*	0.1%	761	54,586
FTI Consulting, Inc.* (Professional Services)*	0.1%	435	52,225
Generac Holdings, Inc.* (Electrical Equipment)*	0.2%	761	78,831
Globus Medical, Inc.—Class A* (Health Care Equipment & Supplies)*	0.1%	978	51,129
Haemonetics Corp.* (Health Care Equipment & Supplies)*	0.2%	650	69,803
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)*	0.1%	1,521	54,847
Helen of Troy, Ltd.* (Household Durables)*	0.1%	326	61,630
j2 Global, Inc. (Software)*	0.1%	545	52,244
Lumentum Holdings, Inc.* (Communications Equipment)*	0.2%	978	74,102
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)*	0.1%	545	65,530
MAXIMUS, Inc. (IT Services)*	0.1%	761	54,601
MSA Safety, Inc. (Commercial Services & Supplies)*	0.1%	435	58,985
Novocure, Ltd.* (Health Care Equipment & Supplies)*	0.2%	978	79,667
ONE Gas, Inc. (Gas Utilities)*	0.1%	650	61,424
Performance Food Group Co.* (Food & Staples Retailing)*	0.2%	1,305	67,587
PNM Resources, Inc. (Electric Utilities)*	0.1%	978	53,037
Portland General Electric Co. (Electric Utilities)*	0.1%	1,086	66,788
Radian Group, Inc. (Thrifts & Mortgage Finance)*	0.1%	2,500	61,224
RBC Bearings, Inc.* (Machinery)*	0.1%	326	50,696
Repligen Corp.* (Biotechnology)*	0.1%	545	54,712
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)*	0.1%	1,305	62,888
Science Applications International Corp. (IT Services)*	0.1%	761	66,792
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	545	53,579
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)*	0.1%	545	52,619
Spire, Inc. (Gas Utilities)*	0.1%	650	54,807
Stifel Financial Corp. (Capital Markets)*	0.1%	868	56,150
Tech Data Corp.* (Electronic Equipment, Instruments & Components)*	0.1%	435	62,613
Teladoc Health, Inc.* (Health Care Technology)*	0.2%	868	88,284
Tetra Tech, Inc. (Commercial Services & Supplies)*	0.1%	650	55,640
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)*	0.1%	868	54,250
The Brink's Co. (Commercial Services & Supplies)*	0.1%	650	54,724
Trex Co., Inc.* (Building Products)*	0.2%	761	74,762
Other Common Stocks	42.6%	780,099	19,211,501
TOTAL COMMON STOCKS (Cost $15,759,154)			22,173,461

Contingent Right(NM)
A. Schulman, Inc.*+(a) (Chemicals)		536	280
TOTAL CONTINGENT RIGHT (Cost $1,072)			280

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 173

Trust (0.00%)

	Interest Units	Value
Ferroglobe PLC*+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (41.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $18,691,269	$18,689,000	$18,689,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,689,000)		18,689,000
TOTAL INVESTMENT SECURITIES (Cost $34,449,226)—90.7%		40,862,741
Net other assets (liabilities)—9.3%		4,182,976
NET ASSETS—100.0%		$45,045,717

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2020, these securities represented less than 0.005% of the net assets of the Fund.
(a)	No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $7,278,000.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	68	3/23/20	$5,489,640	$(116,043)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	2/27/20	1.64%	$10,757,613	$(163,741)
Russell 2000 Index	Goldman Sachs International	2/27/20	1.84%	21,986,101	(416,434)
				$32,743,714	$(580,175)
iShares Russell 2000 ETF	UBS AG	2/27/20	1.39%	$12,718,295	$(179,211)
Russell 2000 Index	UBS AG	2/27/20	1.59%	16,612,789	(157,454)
				$29,331,084	$(336,665)
				$62,074,798	$(916,840)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

174 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$336,514	0.7%
Air Freight & Logistics	73,917	0.2%
Airlines	105,188	0.2%
Auto Components	253,906	0.6%
Automobiles	17,852	NM
Banks	2,055,935	4.6%
Beverages	84,013	0.2%
Biotechnology	1,364,291	2.9%
Building Products	401,160	0.9%
Capital Markets	346,288	0.8%
Chemicals	417,067	0.9%
Commercial Services & Supplies	662,713	1.5%
Communications Equipment	257,509	0.6%
Construction & Engineering	235,130	0.5%
Construction Materials	38,789	0.1%
Consumer Finance	143,673	0.3%
Containers & Packaging	20,215	NM
Distributors	16,013	NM
Diversified Consumer Services	206,941	0.5%
Diversified Financial Services	58,655	0.1%
Diversified Telecommunication Services	126,291	0.3%
Electric Utilities	269,599	0.6%
Electrical Equipment	265,464	0.6%
Electronic Equipment, Instruments & Components	592,798	1.3%
Energy Equipment & Services	163,736	0.4%
Entertainment	49,278	0.1%
Equity Real Estate Investment Trusts	1,648,718	3.6%
Food & Staples Retailing	159,816	0.4%
Food Products	280,290	0.6%
Gas Utilities	288,467	0.6%
Health Care Equipment & Supplies	879,951	2.0%
Health Care Providers & Services	502,951	1.1%
Health Care Technology	251,795	0.6%
Hotels, Restaurants & Leisure	631,639	1.4%
Household Durables	456,952	1.0%
Household Products	56,868	0.1%
Independent Power and Renewable Electricity Producers	106,909	0.2%
Industrial Conglomerates	13,642	NM
Insurance	512,524	1.1%
Interactive Media & Services	95,608	0.2%
Internet & Direct Marketing Retail	68,888	0.2%
IT Services	531,342	1.2%
Leisure Products	83,908	0.2%
Life Sciences Tools & Services	163,363	0.4%
Machinery	882,141	2.0%
Marine	19,625	NM
Media	169,543	0.4%
Metals & Mining	269,198	0.6%
Mortgage Real Estate Investment Trusts	316,700	0.7%
Multiline Retail	18,477	NM
Multi-Utilities	165,300	0.4%
Oil, Gas & Consumable Fuels	339,987	0.8%
Paper & Forest Products	104,757	0.2%
Personal Products	55,824	0.1%
Pharmaceuticals	390,112	0.9%
Professional Services	357,163	0.8%
Real Estate Management & Development	170,880	0.4%
Road & Rail	118,788	0.3%
Semiconductors & Semiconductor Equipment	641,973	1.4%
Software	1,103,744	2.5%
Specialty Retail	532,506	1.2%
Technology Hardware, Storage & Peripherals	38,405	0.1%
Textiles, Apparel & Luxury Goods	225,373	0.5%
Thrifts & Mortgage Finance	464,533	1.0%
Tobacco	35,355	0.1%
Trading Companies & Distributors	318,211	0.7%
Water Utilities	110,452	0.2%
Wireless Telecommunication Services	28,128	0.1%
Other**	22,871,976	50.8%
Total	$45,045,717	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 175

Common Stocks (76.4%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	1,360	$113,533
Alliant Energy Corp. (Electric Utilities)	6,330	375,749
Ameren Corp. (Multi-Utilities)	6,479	531,602
American Electric Power Co., Inc. (Electric Utilities)	13,010	1,355,902
American Water Works Co., Inc. (Water Utilities)	4,761	648,448
Aqua America, Inc. (Water Utilities)	5,684	295,227
Atmos Energy Corp. (Gas Utilities)	3,143	367,825
Avangrid, Inc. (Electric Utilities)	1,465	78,026
Avista Corp. (Multi-Utilities)	1,756	89,293
Black Hills Corp. (Multi-Utilities)	1,618	134,343
CenterPoint Energy, Inc. (Multi-Utilities)	13,226	350,224
CMS Energy Corp. (Multi-Utilities)	7,475	512,112
Consolidated Edison, Inc. (Multi-Utilities)	8,756	823,064
Dominion Energy, Inc. (Multi-Utilities)	21,680	1,859,061
DTE Energy Co. (Multi-Utilities)	5,061	671,139
Duke Energy Corp. (Electric Utilities)	19,200	1,874,496
Edison International (Electric Utilities)	9,445	723,015
El Paso Electric Co. (Electric Utilities)	1,071	72,924
Entergy Corp. (Electric Utilities)	5,244	689,691
Evergy, Inc. (Electric Utilities)	6,001	433,032
Eversource Energy (Electric Utilities)	8,528	788,328
Exelon Corp. (Electric Utilities)	25,603	1,218,447
FirstEnergy Corp. (Electric Utilities)	14,230	722,742
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,869	140,323
IDACORP, Inc. (Electric Utilities)	1,328	148,988
MDU Resources Group, Inc. (Multi-Utilities)	5,276	156,222
National Fuel Gas Co. (Gas Utilities)	2,274	98,214
New Jersey Resources Corp. (Gas Utilities)	2,514	103,878
NextEra Energy, Inc. (Electric Utilities)	12,874	3,452,808
NiSource, Inc. (Multi-Utilities)	9,837	288,322
NorthWestern Corp. (Multi-Utilities)	1,328	102,216
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	6,626	244,433
ONE Gas, Inc. (Gas Utilities)	1,388	131,166
Pinnacle West Capital Corp. (Electric Utilities)	2,961	289,260
PNM Resources, Inc. (Electric Utilities)	2,097	113,720
Portland General Electric Co. (Electric Utilities)	2,354	144,771
PPL Corp. (Electric Utilities)	19,041	689,094
Public Service Enterprise Group, Inc. (Multi-Utilities)	13,321	788,603
Sempra Energy (Multi-Utilities)	7,425	1,192,752
South Jersey Industries, Inc. (Gas Utilities)	2,432	74,906
Southwest Gas Holdings, Inc. (Gas Utilities)	1,439	108,659
Spire, Inc. (Gas Utilities)	1,343	113,242
The AES Corp. (Independent Power and Renewable Electricity Producers)	17,480	347,153
The Southern Co. (Electric Utilities)	27,620	1,944,448
UGI Corp. (Gas Utilities)	5,504	228,911
Vistra Energy Corp. (Independent Power and Renewable Electricity Producers)	11,810	265,961
WEC Energy Group, Inc. (Multi-Utilities)	8,307	829,786
Xcel Energy, Inc. (Electric Utilities)	13,812	955,652
TOTAL COMMON STOCKS (Cost $19,691,063)		27,681,711

Repurchase Agreements(a)(b) (29.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%–1.51%, dated 1/31/20, due 2/3/20, total to be received $10,762,306	$10,761,000	$10,761,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,761,000)		10,761,000
TOTAL INVESTMENT SECURITIES (Cost $30,452,063)—106.1%		38,442,711
Net other assets (liabilities)—(6.1)%		(2,193,405)
NET ASSETS—100.0%		$36,249,306

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $5,610,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	2/24/20	2.09%	$13,940,647	$147,705
Dow Jones U.S. Utilities Index	UBS AG	2/24/20	1.94%	12,902,868	113,298
				$26,843,515	$261,003

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

176 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Utilities UltraSector ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Electric Utilities	$16,324,949	45.0%
Gas Utilities	1,226,801	3.4%
Independent Power and Renewable Electricity Producers	857,547	2.4%
Multi-Utilities	8,328,739	23.0%
Water Utilities	943,675	2.6%
Other**	8,567,595	23.6%
Total	$36,249,306	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Statements of Assets and Liabilities

178 :: Statements of Assets and Liabilities :: January 31, 2020 (unaudited)

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$5,464,867	$2,506,334	$14,164,000	$114,932,469
Securities, at value(a)	8,201,648	3,153,482	—	134,594,738
Repurchase agreements, at value	3,355,000	1,135,000	14,164,000	41,229,000
Total Investment Securities, at value	11,556,648	4,288,482	14,164,000	175,823,738
Cash	879	544	938	782
Segregated cash balances for futures contracts with brokers	—	—	50,820	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	16,913	2,502	573	319,199
Receivable for capital shares issued	341,528	12,585	964,066	213,487
Unrealized appreciation on swap agreements	—	—	67,217	—
Variation margin on futures contracts	—	—	23,520	—
Prepaid expenses	12,588	12,462	28,668	22,599
Receivable for tax reclaims	—	—	—	—
TOTAL ASSETS	11,928,556	4,316,575	15,299,802	176,379,805
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	—	74,516	—	—
Payable for capital shares redeemed	183,481	330,520	286,990	654,094
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	656,622	137,832	—	6,927,510
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	21,531	1,146	9,197	121,191
Management services fees payable	4,306	229	1,840	24,239
Administration fees payable	1,050	133	534	5,912
Distribution and services fees payable—Service Class	505	392	338	5,612
Trustee fees payable	14	1	5	69
Transfer agency fees payable	1,766	358	768	8,720
Fund accounting fees payable	1,310	176	554	7,288
Compliance services fees payable	149	24	91	984
Service fees payable	149	19	64	836
Other accrued expenses	42,880	3,794	12,445	196,531
TOTAL LIABILITIES	913,763	549,140	312,826	7,952,986
NET ASSETS	$11,014,793	$3,767,435	$14,986,976	$168,426,819
NET ASSETS CONSIST OF:
Capital	$8,748,742	$3,899,793	$75,093,092	$95,548,268
Total distributable earnings (loss)	2,266,051	(132,358)	(60,106,116)	72,878,551
NET ASSETS	$11,014,793	$3,767,435	$14,986,976	$168,426,819
NET ASSETS:
Investor Class	$10,514,636	$3,458,513	$14,289,167	$162,559,756
Service Class	500,157	308,922	697,809	5,867,063
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	197,207	56,864	551,441	2,886,706
Service Class	10,074	5,728	29,184	136,145
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$53.32	$60.82	$25.91	$56.31
Service Class	49.65	53.93	23.91	43.09
(a) Includes securities on loan valued at:	$—	$71,593	$—	$—

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Statements of Assets and Liabilities :: 179

Bull ProFund	Communication Services UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund	Falling U.S. Dollar ProFund

$39,078,514	$7,064,181	$6,057,575	$27,690,036	$3,798,515	$1,110,000
47,811,489	5,720,542	6,057,930	39,639,451	4,788,313	—
21,651,000	1,921,000	1,996,000	10,745,000	21,000	1,110,000
69,462,489	7,641,542	8,053,930	50,384,451	4,809,313	1,110,000
—	273	312	902	722	682
428,340	—	—	—	—	—
—	19	692	—	—	901
—	—	—	—	—	3,233
46,311	5,806	9,284	6,663	6,136	45
268,750	21,487	69,897	70,437	52,953	2,902
—	—	—	—	—	—
—	—	—	—	—	—
34,082	19,014	19,382	25,580	18,870	10,726
—	—	—	—	2,326	—
70,239,972	7,688,141	8,153,497	50,488,033	4,890,320	1,128,489

23,625	—	—	—	—	—
—	—	—	—	60,067	—
22,576	—	—	—	—	—
2,825,547	94,451	330,497	159,847	12,334	—
—	—	—	—	—	8,357
57,753	268,731	110,647	605,877	—	—
198,240	—	—	—	—	—
45,592	3,982	3,939	32,582	2,042	5,317
9,119	797	788	6,517	409	1,064
2,645	247	243	1,594	186	44
5,066	138	297	1,859	185	7
23	2	2	17	2	—
5,904	485	417	2,416	697	102
2,884	312	327	2,006	201	46
370	43	29	332	28	6
316	35	34	226	22	5
63,491	29,710	7,196	58,637	5,383	14,877
3,263,151	398,933	454,416	871,910	81,556	29,825
$66,976,821	$7,289,208	$7,699,081	$49,616,123	$4,808,764	$1,098,664

$37,735,086	$6,511,540	$5,662,383	$26,476,617	$8,562,432	$3,578,688
29,241,735	777,668	2,036,698	23,139,506	(3,753,668)	(2,480,024)
$66,976,821	$7,289,208	$7,699,081	$49,616,123	$4,808,764	$1,098,664

$62,544,555	$7,132,398	$7,363,703	$47,337,251	$4,600,585	$1,089,671
4,432,266	156,810	335,378	2,278,872	208,179	8,993

1,295,835	73,284	63,136	975,416	366,597	68,209
111,483	1,951	3,187	54,939	15,129	610

$48.27	$97.33	$116.63	$48.53	$12.55	$15.98
39.76	80.37	105.23	41.48	13.76	14.74
$21,764	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

180 :: Statements of Assets and Liabilities :: January 31, 2020 (unaudited)

	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$8,770,597	$40,222,382	$7,148,238	$101,681,607
Securities, at value(a)	9,515,999	34,181,069	8,032,364	128,820,583
Repurchase agreements, at value	3,215,000	13,531,000	2,559,000	38,521,000
Total Investment Securities, at value	12,730,999	47,712,069	10,591,364	167,341,583
Cash	926	440	261	728
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	792	723	—	—
Dividends and interest receivable	7,508	36,054	5,295	1,687
Receivable for capital shares issued	91,846	54,167	17,208	428,764
Unrealized appreciation on swap agreements	—	—	—	—
Prepaid expenses	21,924	19,173	25,586	29,075
TOTAL ASSETS	12,853,995	47,822,626	10,639,714	167,801,837
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	—	28,462	670	—
Payable for capital shares redeemed	90,902	1,060,812	63,697	369,463
Unrealized depreciation on swap agreements	251,896	1,498,497	280,107	3,993,962
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	7,785	17,440	5,713	107,302
Management services fees payable	1,557	3,488	1,143	21,460
Administration fees payable	381	851	337	5,259
Distribution and services fees payable—Service Class	556	1,609	618	6,449
Trustee fees payable	4	9	4	53
Transfer agency fees payable	670	1,432	638	8,481
Fund accounting fees payable	547	1,081	472	6,484
Compliance services fees payable	79	112	60	949
Service fees payable	54	120	48	744
Other accrued expenses	27,574	30,215	11,701	192,264
TOTAL LIABILITIES	382,005	2,644,128	365,208	4,712,870
NET ASSETS	$12,471,990	$45,178,498	$10,274,506	$163,088,967
NET ASSETS CONSIST OF:
Capital	$9,956,236	$43,641,557	$9,099,204	$90,436,703
Total distributable earnings (loss)	2,515,754	1,536,941	1,175,302	72,652,264
NET ASSETS	$12,471,990	$45,178,498	$10,274,506	$163,088,967
NET ASSETS:
Investor Class	$11,805,158	$43,455,791	$9,586,621	$155,605,760
Service Class	666,832	1,722,707	687,885	7,483,207
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	442,113	623,722	231,116	1,618,270
Service Class	29,216	29,834	19,094	101,064
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$26.70	$69.67	$41.48	$96.16
Service Class	22.82	57.74	36.03	74.04
(a) Includes securities on loan valued at:	$—	$27,055	$639	$—

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Statements of Assets and Liabilities :: 181

Large-Cap Growth ProFund	Large-Cap Value ProFund	Mid-Cap ProFund	Mid-Cap Growth ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund
$10,350,734	$22,227,889	$8,242,063	$5,954,371	$4,711,561	$56,752,562
20,605,453	24,644,288	6,849,477	7,941,064	5,551,290	66,952,648
23,000	55,000	3,204,000	1,000	—	32,532,000
20,628,453	24,699,288	10,053,477	7,942,064	5,551,290	99,484,648
—	—	657	570	659	134
—	—	52,140	—	—	602,250
—	—	—	—	—	—
9,649	39,889	4,808	3,174	5,972	10,214
48,866	3,560	248,421	—	—	2,777,084
—	—	—	—	—	53,538
20,392	14,092	12,167	11,743	11,466	20,495
20,707,360	24,756,829	10,371,670	7,957,551	5,569,387	102,948,363

11,674	10,358	—	—	—	—
—	—	1,692	—	2,920	—
—	24,752	17,674	1,842	30,196	—
58,312	9,166	14,703	12,473	5,880	1,736,929
—	—	28,961	—	—	2,347
—	—	25,500	—	—	322,660
13,814	17,139	6,517	8,372	2,627	62,063
2,763	3,428	1,304	1,674	525	13,300
802	993	378	486	213	3,861
3,337	1,605	639	1,503	498	6,357
7	10	3	3	2	34
2,287	1,814	596	1,195	741	8,334
913	1,136	502	571	303	4,036
137	116	43	45	35	547
96	119	45	58	25	461
24,140	23,520	17,810	10,784	3,441	105,473
118,282	94,156	116,367	39,006	47,406	2,266,402
$20,589,078	$24,662,673	$10,255,303	$7,918,545	$5,521,981	$100,681,961

$9,242,551	$21,869,586	$8,507,725	$6,681,031	$5,761,421	$46,217,562
11,346,527	2,793,087	1,747,578	1,237,514	(239,440)	54,464,399
$20,589,078	$24,662,673	$10,255,303	$7,918,545	$5,521,981	$100,681,961

$16,688,433	$22,820,319	$9,582,506	$6,196,204	$4,956,255	$92,189,004
3,900,645	1,842,354	672,797	1,722,341	565,726	8,492,957

166,315	321,096	113,155	64,297	66,541	1,061,701
46,993	29,168	9,737	21,594	9,297	120,416

$100.34	$71.07	$84.68	$96.37	$74.48	$86.83
83	63.16	69.10	79.76	60.85	70.53
$—	$23,862	$16,420	$1,808	$28,011	$—

See accompanying notes to the financial statements.

182 :: Statements of Assets and Liabilities :: January 31, 2020 (unaudited)

	Oil & Gas UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$7,144,190	$5,215,270	$3,755,626	$25,889,111
Securities, at value(a)	8,375,939	4,246,451	4,060,496	30,425,010
Repurchase agreements, at value	3,123,000	1,185,000	926,000	8,163,000
Total Investment Securities, at value	11,498,939	5,431,451	4,986,496	38,588,010
Cash	33,958	1,147	3,409	737
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	10,320	2,595	3,357	414
Receivable for investments sold	—	200,572	—	—
Receivable for capital shares issued	402,308	59,555	23,362	1,029,790
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	453,079
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	11,157	9,077	11,647	17,870
TOTAL ASSETS	11,956,682	5,704,397	5,028,271	40,089,900
LIABILITIES:
Payable for collateral for securities loaned	—	27,648	20,415	141,517
Payable for capital shares redeemed	192,264	399,459	1,678	735,858
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	600,657	327,834	106,187	—
Advisory fees payable	7,782	2,083	2,076	25,668
Management services fees payable	1,557	417	415	5,133
Administration fees payable	379	183	165	1,255
Distribution and services fees payable—Service Class	500	356	927	1,347
Trustee fees payable	4	2	2	12
Transfer agency fees payable	804	376	435	2,891
Fund accounting fees payable	479	235	215	1,553
Compliance services fees payable	69	36	24	203
Service fees payable	54	26	23	178
Other accrued expenses	14,574	5,275	6,587	37,923
TOTAL LIABILITIES	819,123	763,930	139,149	953,538
NET ASSETS	$11,137,559	$4,940,467	$4,889,122	$39,136,362
NET ASSETS CONSIST OF:
Capital	$18,742,657	$20,811,552	$4,309,962	$92,802,047
Total distributable earnings (loss)	(7,605,098)	(15,871,085)	579,160	(53,665,685)
NET ASSETS	$11,137,559	$4,940,467	$4,889,122	$39,136,362
NET ASSETS:
Investor Class	$10,645,058	$4,619,719	$3,818,113	$37,478,103
Service Class	492,501	320,748	1,071,009	1,658,259
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	449,774	162,821	159,613	717,041
Service Class	24,163	12,465	51,779	36,787
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$23.67	$28.37	$23.92	$52.27
Service Class	20.38	25.73	20.68	45.08
(a) Includes securities on loan valued at:	$—	$25,634	$17,511	$138,599

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Statements of Assets and Liabilities :: 183

Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund	Short Nasdaq-100 ProFund
$11,635,692	$14,186,000	$3,046,000	$8,505,000	$190,205,593	$4,734,000
8,714,506	—	—	—	153,818,489	—
7,321,000	14,186,000	3,046,000	8,505,000	62,493,000	4,734,000
16,035,506	14,186,000	3,046,000	8,505,000	216,311,489	4,734,000
56	774	1	21	30	651
—	—	—	—	—	33,000
—	100	—	—	643	—
—	—	—	44,797	—	—
5,212	574	123	344	110,682	192
—	—	—	—	—	—
675,710	695,141	—	—	1,308,871	1,837,657
—	—	—	22,421	—	—
—	—	—	671,750	—	—
—	—	—	—	—	—
—	—	—	—	—	17,680
17,854	23,418	17,529	19,996	24,845	19,503
16,734,338	14,906,007	3,063,653	9,264,329	217,756,560	6,642,683

—	—	—	—	—	—
4,298,754	4,092,365	50,215	152,468	1,915,962	19,094
—	—	—	13,805	—	—
217,965	745,383	74,245	—	11,609,537	38,689
8,319	8,069	298	12,222	141,014	1,342
1,664	1,614	60	2,445	28,203	269
407	393	95	342	6,895	183
562	138	173	434	3,109	509
6	4	1	4	62	2
918	765	197	1,079	9,164	385
532	484	117	355	8,494	190
189	78	17	70	638	27
58	56	13	41	975	22
32,766	14,115	3,746	35,947	123,356	3,484
4,562,140	4,863,464	129,177	219,212	13,847,409	64,196
$12,172,198	$10,042,543	$2,934,476	$9,045,117	$203,909,151	$6,578,487

$8,909,812	$58,212,870	$6,849,146	$9,057,471	$166,416,850	$25,905,271
3,262,386	(48,170,327)	(3,914,670)	(12,354)	37,492,301	(19,326,784)
$12,172,198	$10,042,543	$2,934,476	$9,045,117	$203,909,151	$6,578,487

$11,413,613	$9,891,429	$2,734,917	$8,915,681	$201,075,227	$5,991,426
758,585	151,114	199,559	129,436	2,833,924	587,061

205,223	331,601	204,088	303,312	3,623,064	207,373
14,284	5,678	15,940	4,960	66,756	22,584

$55.62	$29.83	$13.40	$29.39	$55.50	$28.89
53.11	26.61	12.52	26.10	42.45	25.99
$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

184 :: Statements of Assets and Liabilities :: January 31, 2020 (unaudited)

	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$2,019,000	$1,394,000	$805,000	$2,178,000
Securities, at value(a)	—	—	—	—
Repurchase agreements, at value	2,019,000	1,394,000	805,000	2,178,000
Total Investment Securities, at value	2,019,000	1,394,000	805,000	2,178,000
Cash	360	415	716	256
Segregated cash balances for futures contracts with brokers	—	—	—	7,040
Segregated cash balances for swap agreements with custodian	—	—	—	958
Dividends and interest receivable	82	56	33	88
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	524,857	3,600	2,147	1,214,841
Receivable from broker for futures transactions	—	—	—	—
Due from Advisor under an expense limitation agreement	528	146	3,413	4,838
Unrealized appreciation on swap agreements	157,959	—	14,085	38,013
Variation margin on futures contracts	—	—	—	3,430
Prepaid expenses	13,052	22,373	12,200	24,658
TOTAL ASSETS	2,715,838	1,420,590	837,594	3,472,122
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—
Payable for capital shares redeemed	1,261	74,306	19,663	31,416
Unrealized depreciation on swap agreements	—	73,935	—	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	—	—	—	—
Management services fees payable	—	—	—	—
Administration fees payable	57	81	27	62
Distribution and services fees payable—Service Class	7	18	12	26
Trustee fees payable	1	1	—	—
Transfer agency fees payable	100	173	68	178
Fund accounting fees payable	70	100	34	65
Compliance services fees payable	12	18	5	7
Service fees payable	8	12	4	7
Other accrued expenses	4,800	4,140	497	2,340
TOTAL LIABILITIES	6,316	152,784	20,310	34,101
NET ASSETS	$2,709,522	$1,267,806	$817,284	$3,438,021
NET ASSETS CONSIST OF:
Capital	$4,186,970	$11,427,720	$4,841,545	$15,576,169
Total distributable earnings (loss)	(1,477,448)	(10,159,914)	(4,024,261)	(12,138,148)
NET ASSETS	$2,709,522	$1,267,806	$817,284	$3,438,021
NET ASSETS:
Investor Class	$2,704,727	$1,247,012	$802,993	$3,406,309
Service Class	4,795	20,794	14,291	31,712
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	52,377	47,290	67,151	272,309
Service Class	98	797	1,342	2,626
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$51.64	$26.37	$11.96	$12.51
Service Class	48.93	26.09	10.65	12.08
(a) Includes securities on loan valued at:	$—	$—	$—	$—

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Statements of Assets and Liabilities :: 185

Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	U.S. Government Plus ProFund

$3,196,092	$8,570,610	$4,592,372	$71,512,792	$973,034	$36,701,474
2,490,492	11,203,469	5,277,645	70,682,478	905,158	13,145,466
1,680,000	32,000	—	25,028,000	312,000	24,410,000
4,170,492	11,235,469	5,277,645	95,710,478	1,217,158	37,555,466
—	867	554	—	245	172
31,680	—	—	—	—	—
194	—	—	729	95	—
785	1,632	4,528	9,450	4,829	62,670
3,145	—	—	—	—	—
19,353	—	86	1,427,702	59,811	816,781
—	—	—	—	—	—
—	—	—	—	6,855	—
27,438	—	—	—	—	1,285,072
—	—	—	—	—	—
13,896	12,499	11,347	30,841	17,602	32,391
4,266,983	11,250,467	5,294,160	97,179,200	1,306,595	39,752,552

729	—	—	134,733	—	—
706	2,059	—	—	—	—
17,218	58,404	92,011	44,308	576	—
184,150	12,115	9,463	2,714,829	22,288	1,343,795
15,353	—	—	2,514,878	37,755	—
15,435	—	—	—	—	—
2,932	7,288	3,704	61,671	—	9,122
586	1,457	741	12,334	—	2,736
203	422	214	3,023	40	797
340	1,649	346	3,300	50	1,378
3	4	2	27	—	7
552	1,193	752	4,937	82	1,701
530	531	345	3,762	60	827
36	66	52	373	7	146
24	50	26	428	6	95
13,018	15,665	11,664	86,617	847	25,186
251,815	100,903	119,320	5,585,220	61,711	1,385,790
$4,015,168	$11,149,564	$5,174,840	$91,593,980	$1,244,884	$38,366,762

$3,897,411	$11,880,070	$5,265,284	$73,021,569	$6,853,104	$37,259,174
117,757	(730,506)	(90,444)	18,572,411	(5,608,220)	1,107,588
$4,015,168	$11,149,564	$5,174,840	$91,593,980	$1,244,884	$38,366,762

$3,643,810	$9,175,288	$4,789,668	$87,661,653	$1,188,484	$36,721,275
371,358	1,974,276	385,172	3,932,327	56,400	1,645,487

41,926	100,002	61,077	1,418,582	57,079	533,804
5,139	26,517	5,999	76,457	2,793	26,020

$86.91	$91.75	$78.42	$61.80	$20.82	$68.79
72.26	74.45	64.21	51.43	20.19	63.24
$15,906	$54,512	$84,940	$41,738	$542	$—

See accompanying notes to the financial statements.

186 :: Statements of Assets and Liabilities :: January 31, 2020 (unaudited)

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
ASSETS:
Total Investment Securities, at cost	$9,163,000	$109,558,675	$13,744,242	$17,963,424
Securities, at value(a)	—	99,429,808	15,288,636	24,112,890
Repurchase agreements, at value	9,163,000	56,794,000	3,914,000	8,373,000
Total Investment Securities, at value	9,163,000	156,223,808	19,202,636	32,485,890
Cash	418	—	753	359
Segregated cash balances for futures contracts with brokers	50,820	1,488,300	—	260,150
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends and interest receivable	371	97,704	5,860	20,408
Receivable for investments sold	—	—	—	2,005,163
Receivable for capital shares issued	1,556,826	8,594,021	370,761	509,904
Receivable from transfer agent	—	—	148,194	—
Unrealized appreciation on swap agreements	81,761	86,410	—	—
Variation margin on futures contracts	23,520	—	—	—
Prepaid expenses	30,811	38,134	23,648	15,831
Receivable for tax reclaims	—	—	490	—
TOTAL ASSETS	10,907,527	166,528,377	19,752,342	35,297,705
LIABILITIES:
Cash overdraft	—	50,297	—	—
Payable for investments purchased	—	—	7,394	—
Payable for collateral for securities loaned	—	47,872	108,923	—
Payable for capital shares redeemed	1,032,033	9,459,309	823,652	823,642
Unrealized depreciation on swap agreements	—	287,384	502,970	398,235
Variation margin on futures contracts	—	688,800	—	130,720
Advisory fees payable	3,968	97,238	18,765	22,836
Management services fees payable	794	19,448	3,753	4,567
Administration fees payable	357	5,640	1,087	1,324
Distribution and services fees payable—Service Class	114	1,406	964	727
Trustee fees payable	4	54	8	12
Transfer agency fees payable	770	7,903	2,250	2,421
Fund accounting fees payable	370	5,994	1,141	1,382
Compliance services fees payable	59	806	122	183
Service fees payable	43	673	130	158
Other accrued expenses	5,092	135,213	28,577	33,207
TOTAL LIABILITIES	1,043,604	10,808,037	1,499,736	1,419,414
NET ASSETS	$9,863,923	$155,720,340	$18,252,606	$33,878,291
NET ASSETS CONSIST OF:
Capital	$95,371,300	$105,843,439	$24,641,810	$17,861,143
Total distributable earnings (loss)	(85,507,377)	49,876,901	(6,389,204)	16,017,148
NET ASSETS	$9,863,923	$155,720,340	$18,252,606	$33,878,291
NET ASSETS:
Investor Class	$9,727,541	$154,091,838	$17,783,297	$33,070,113
Service Class	136,382	1,628,502	469,309	808,178
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	609,451	1,966,324	1,381,949	649,309
Service Class	9,437	25,070	40,883	18,163
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$15.96	$78.37	$12.87	$50.93
Service Class	14.45	64.96	11.48	44.50
(a) Includes securities on loan valued at:	$—	$46,151	$96,875	$—

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Statements of Assets and Liabilities :: 187

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund

$9,048,725	$2,650,000	$12,529,000	$18,278,225	$49,751,436	$379,881,547
12,247,048	—	—	22,910,515	46,541,646	381,961,018
1,604,000	2,650,000	12,529,000	3,212,000	19,821,000	242,662,000
13,851,048	2,650,000	12,529,000	26,122,515	66,362,646	624,623,018
77	631	792	2,764	340	12,184
—	—	1,329,570	—	651,750	4,719,000
—	—	—	—	90	306
52,746	107	507	202,777	32,576	60,615
1,251,529	—	—	500,693	—	—
223,004	40,862	52,592	54,506	996,055	6,856,708
—	—	—	—	—	—
—	—	—	—	—	3,462,937
—	—	—	—	—	—
30,531	26,225	21,910	19,901	27,114	57,687
328	—	—	2,324	—	—
15,409,263	2,717,825	13,934,371	26,905,480	68,070,571	639,792,455

—	—	—	—	—	—
—	—	—	—	11,482	—
—	—	—	386,175	488,921	—
1,125,658	139,051	32,176	159,576	250,768	16,506,970
319,932	35,817	2,029	691,384	888,632	—
—	—	610,386	—	318,750	2,528,240
12,972	563	11,372	21,510	44,166	397,023
2,594	112	1,895	4,302	8,833	79,405
787	129	549	1,240	2,557	23,069
223	72	191	75	690	11,856
7	2	6	11	27	192
1,660	354	1,330	4,881	3,332	43,053
831	159	570	1,297	2,765	23,978
78	22	90	168	409	2,884
94	18	65	148	305	2,753
21,448	(455)	16,275	30,145	64,856	491,314
1,486,284	175,844	676,934	1,300,912	2,086,493	20,110,737
$13,922,979	$2,541,981	$13,257,437	$25,604,568	$65,984,078	$619,681,718

$20,219,969	$3,017,290	$14,279,933	$45,901,118	$50,044,474	$334,059,924
(6,296,990)	(475,309)	(1,022,496)	(20,296,550)	15,939,604	285,621,794
$13,922,979	$2,541,981	$13,257,437	$25,604,568	$65,984,078	$619,681,718

$13,563,818	$2,464,446	$13,057,146	$25,533,525	$65,276,424	$605,404,158
359,161	77,535	200,291	71,043	707,654	14,277,560

236,007	146,030	530,546	935,063	1,465,590	6,362,048
6,798	5,164	9,596	2,677	19,516	188,538

$57.47	$16.88	$24.61	$27.31	$44.54	$95.16
52.83	15.01	20.87	26.54	36.26	75.73
$—	$—	$—	$361,460	$468,520	$—

See accompanying notes to the financial statements.

188 :: Statements of Assets and Liabilities :: January 31, 2020 (unaudited)

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
ASSETS:
Total Investment Securities, at cost	$7,375,000	$4,033,000	$2,900,000	$2,681,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	7,375,000	4,033,000	2,900,000	2,681,000
Total Investment Securities, at value	7,375,000	4,033,000	2,900,000	2,681,000
Cash	279	347	374	34
Segregated cash balances for futures contracts with brokers	—	42,350	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends and interest receivable	298	163	117	108
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	1,562,686	138,203	466,518	231,266
Due from Advisor under an expense limitation agreement	8,394	—	905	1,196
Unrealized appreciation on swap agreements	285,021	62,298	119,923	41,309
Variation margin on futures contracts	—	21,280	—	—
Prepaid expenses	22,100	11,152	23,042	26,765
TOTAL ASSETS	9,253,778	4,308,793	3,510,879	2,981,678
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	386,530	75,212	69,496	122,473
Unrealized depreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	—	921	—	—
Management services fees payable	—	184	—	—
Administration fees payable	96	148	68	60
Distribution and services fees payable—Service Class	35	158	64	10
Trustee fees payable	1	1	1	1
Transfer agency fees payable	224	275	202	145
Fund accounting fees payable	118	153	84	74
Compliance services fees payable	17	23	14	11
Service fees payable	14	18	10	9
Other accrued expenses	8,637	3,299	2,135	2,700
TOTAL LIABILITIES	395,672	80,392	72,074	125,483
NET ASSETS	$8,858,106	$4,228,401	$3,438,805	$2,856,195
NET ASSETS CONSIST OF:
Capital	$14,358,460	$22,141,257	$14,898,687	$17,577,191
Total distributable earnings (loss)	(5,500,354)	(17,912,856)	(11,459,882)	(14,720,996)
NET ASSETS	$8,858,106	$4,228,401	$3,438,805	$2,856,195
NET ASSETS:
Investor Class	$8,515,716	$3,994,407	$3,357,092	$2,844,093
Service Class	342,389	233,994	81,713	12,102
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	230,502	303,792	212,323	238,930
Service Class	10,370	20,058	5,643	1,118
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$36.94	$13.15	$15.81	$11.90
Service Class	33.02	11.67	14.48	10.82

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2020 (unaudited) :: Statements of Assets and Liabilities :: 189

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund

$929,000	$4,018,000	$1,331,000	$14,423,000	$5,708,000	$34,449,226
—	—	—	—	—	22,173,741
929,000	4,018,000	1,331,000	14,423,000	5,708,000	18,689,000
929,000	4,018,000	1,331,000	14,423,000	5,708,000	40,862,741
722	532	528	875	49	—
95,370	—	8,690	82,500	14,080	239,360
—	—	—	278	322	1,476
38	163	54	584	231	7,057
—	—	—	—	—	31,460
181,845	329,653	5,231	756,837	618,952	5,830,866
1,976	—	1,083	—	—	—
2,026	149,147	35,893	—	205,336	—
43,691	—	4,250	44,200	6,860	—
21,780	16,820	19,236	26,767	23,915	30,219
1,276,448	4,514,315	1,405,965	15,335,041	6,577,745	47,003,179

—	—	—	—	—	9,201
—	—	—	—	—	6,408
85,112	1,099,861	13,161	106,614	615,775	785,869
—	—	—	303,919	—	916,840
—	—	—	—	—	116,620
—	538	—	9,295	1,242	28,634
—	108	—	1,859	249	5,727
39	108	51	538	216	1,658
2	52	16	316	163	566
—	1	1	5	2	21
95	275	108	1,230	540	2,530
41	133	53	558	224	2,041
5	21	9	84	29	293
5	15	6	64	26	198
479	3,907	(77)	15,301	4,505	80,856
85,778	1,105,019	13,328	439,783	622,971	1,957,462
$1,190,670	$3,409,296	$1,392,637	$14,895,258	$5,954,774	$45,045,717

$11,683,001	$17,297,435	$9,389,495	$74,946,987	$47,528,334	$36,459,971
(10,492,331)	(13,888,139)	(7,996,858)	(60,051,729)	(41,573,560)	8,585,746
$1,190,670	$3,409,296	$1,392,637	$14,895,258	$5,954,774	$45,045,717

$1,187,311	$3,356,695	$1,372,498	$14,450,721	$5,749,052	$44,653,133
3,359	52,601	20,139	444,537	205,722	392,584

43,437	117,097	74,827	1,543,609	204,358	747,126
136	2,064	1,228	49,461	7,814	7,991

$27.33	$28.67	$18.34	$9.36	$28.13	$59.77
24.70	25.48	16.40	8.99	26.33	49.13

See accompanying notes to the financial statements.

190 :: Statements of Assets and Liabilities :: January 31, 2020 (unaudited)

Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$30,452,063
Securities, at value	27,681,711
Repurchase agreements, at value	10,761,000
Total Investment Securities, at value	38,442,711
Cash	288
Segregated cash balances for swap agreements with custodian	104
Dividends and interest receivable	10,295
Receivable for capital shares issued	353,622
Unrealized appreciation on swap agreements	261,003
Prepaid expenses	27,516
TOTAL ASSETS	39,095,539
LIABILITIES:
Payable for capital shares redeemed	2,780,837
Advisory fees payable	18,182
Management services fees payable	3,636
Administration fees payable	892
Distribution and services fees payable—Service Class	1,079
Trustee fees payable	13
Transfer agency fees payable	1,455
Fund accounting fees payable	1,111
Compliance services fees payable	192
Service fees payable	126
Other accrued expenses	38,710
TOTAL LIABILITIES	2,846,233
NET ASSETS	$36,249,306
NET ASSETS CONSIST OF:
Capital	$33,061,907
Total distributable earnings (loss)	3,187,399
NET ASSETS	$36,249,306
NET ASSETS:
Investor Class	$34,871,741
Service Class	1,377,565
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	532,745
Service Class	22,491
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$65.46
Service Class	61.25

See accompanying notes to the financial statements.

Statements of Operations

192 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020
INVESTMENT INCOME:
Dividends	$325,375	$33,821	$—	$1,131,982
Interest	54,207	8,805	144,007	320,006
Foreign tax withholding	—	—	—	—
Income from securities lending	—	31	—	1,608
TOTAL INVESTMENT INCOME	379,582	42,657	144,007	1,453,596
EXPENSES:
Advisory fees	108,665	16,475	63,131	657,653
Management services fees	21,733	3,295	12,626	131,531
Administration fees	13,017	1,870	7,260	78,801
Distribution and services fees—Service Class	3,020	1,774	2,455	30,476
Transfer agency fees	7,638	1,771	4,418	42,807
Administrative services fees	46,926	5,709	24,725	318,704
Registration and filing fees	15,757	15,539	32,859	23,112
Custody fees	2,267	298	1,197	13,080
Fund accounting fees	7,517	1,094	3,934	43,555
Trustee fees	358	69	269	2,784
Compliance services fees	179	29	109	1,197
Service fees	764	109	420	4,682
Other fees	18,751	3,477	8,050	98,250
Total Gross Expenses before reductions	246,592	51,509	161,453	1,446,632
Expenses reduced and reimbursed by the Advisor	—	(8,144)	—	—
TOTAL NET EXPENSES	246,592	43,365	161,453	1,446,632
NET INVESTMENT INCOME (LOSS)	132,990	(708)	(17,446)	6,964
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,444,545	59,977	—	14,178,388
Net realized gains (losses) on futures contracts	—	—	(185,952)	—
Net realized gains (losses) on swap agreements	2,436,386	(95,822)	(1,041,182)	15,253,213
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	334,277	(180,050)	—	(4,704,948)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	28,084	—
Change in net unrealized appreciation/depreciation on swap agreements	(715,627)	(28,089)	(168,324)	(6,463,453)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,499,581	(243,984)	(1,367,374)	18,263,200
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,632,571	$(244,692)	$(1,384,820)	$18,270,164

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 193

Bull ProFund	Communication Services UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund	Falling U.S. Dollar ProFund
Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020

$460,892	$30,541	$55,762	$256,322	$99,579	$—
182,311	15,999	12,475	111,644	56	8,936
—	—	—	—	(9,175)	—
144	—	21	978	618	—
643,347	46,540	68,258	368,944	91,078	8,936

255,419	30,494	22,031	209,193	22,600	3,952
51,084	6,099	4,406	41,839	4,520	790
31,285	5,726	2,718	25,107	3,089	697
25,604	818	2,465	8,297	1,175	387
30,036	4,072	1,857	13,396	4,411	705
93,672	20,389	9,125	103,566	4,081	1,901
35,786	25,241	15,190	21,541	15,113	25,758
5,428	984	455	4,346	3,765	11,380
18,001	3,173	1,637	14,054	1,667	385
1,110	213	95	986	122	25
490	43	41	417	40	9
1,847	332	162	1,473	170	42
33,252	12,362	4,255	29,599	3,615	1,610
583,014	109,946	64,437	473,814	64,368	47,641
—	(18,942)	(9,683)	—	(9,555)	(37,876)
583,014	91,004	54,754	473,814	54,813	9,765
60,333	(44,464)	13,504	(104,870)	36,265	(829)

626,775	3,549	179,130	(1,367,717)	(1,214,031)	—
935,505	—	—	—	—	—
968,774	602,432	378,800	(932,238)	—	—
—	—	—	—	—	2,905
3,763,966	272,955	160,441	1,530,486	(2,016)	—
(248,511)	—	—	—	—	—
145,258	(371,304)	(76,881)	728,463	—	—
—	—	—	—	—	13,513
6,191,767	507,632	641,490	(41,006)	(1,216,047)	16,418
$6,252,100	$463,168	$654,994	$(145,876)	$(1,179,782)	$15,589

See accompanying notes to the financial statements.

194 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund
	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020
INVESTMENT INCOME:
Dividends	$223,635	$132,025	$74,616	$454,987
Interest	51,923	40,792	20,658	342,957
Foreign tax withholding	—	—	—	—
Income from securities lending	10	390	32	848
TOTAL INVESTMENT INCOME	275,568	173,207	95,306	798,792
EXPENSES:
Advisory fees	89,303	74,509	39,729	656,993
Management services fees	17,861	14,902	7,946	131,399
Administration fees	12,835	9,324	4,468	80,679
Distribution and services fees—Service Class	3,352	7,000	3,484	40,023
Transfer agency fees	6,386	6,406	3,108	46,612
Administrative services fees	39,014	33,436	17,437	303,795
Registration and filing fees	22,356	23,837	21,900	31,289
Custody fees	2,036	1,645	800	13,557
Fund accounting fees	6,990	5,300	2,810	43,820
Trustee fees	555	329	158	3,029
Compliance services fees	194	122	64	1,193
Service fees	647	577	265	4,691
Other fees	12,682	13,108	6,747	95,104
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	214,211	190,495	108,916	1,452,184
Expenses reduced and reimbursed by the Advisor	—	—	(4,041)	—
TOTAL NET EXPENSES	214,211	190,495	104,875	1,452,184
NET INVESTMENT INCOME (LOSS)	61,357	(17,288)	(9,569)	(653,392)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	603,213	1,042,572	16,381	10,505,627
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	580,779	1,954,362	511,941	(3,143,545)
Change in net unrealized appreciation/depreciation on investment securities	(405,350)	(372,797)	313,397	(14,967,903)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(243,359)	(1,395,656)	(223,191)	(2,141,296)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	535,283	1,228,481	618,528	(9,747,117)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$596,640	$1,211,193	$608,959	$(10,400,509)

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 195

Large-Cap Growth ProFund	Large-Cap Value ProFund	Mid-Cap ProFund	Mid-Cap Growth ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund
Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020

$185,849	$275,021	$52,414	$61,196	$72,485	$310,332
147	262	20,812	152	35	320,433
—	—	(20)	(67)	(26)	(230)
49	7	262	110	628	149
186,045	275,290	73,468	61,391	73,122	630,684

89,832	81,606	30,441	36,422	23,431	342,192
17,967	16,321	6,088	7,284	4,686	73,327
11,855	9,291	4,578	4,471	2,655	43,980
17,670	7,717	4,107	9,192	2,852	32,831
13,465	8,129	3,442	5,168	3,974	40,104
26,847	31,299	15,177	10,079	4,347	129,796
24,605	15,431	16,176	15,143	14,989	28,030
3,115	2,121	793	1,011	765	7,904
7,015	5,814	3,298	2,848	1,949	24,347
436	310	158	181	95	1,580
193	146	56	61	35	695
687	570	276	257	155	2,609
12,794	10,620	6,040	5,305	3,930	63,088
—	4,105	—	—	—	—
226,481	193,480	90,630	97,422	63,863	790,483
—	—	—	—	(5,401)	—
226,481	193,480	90,630	97,422	58,462	790,483
(40,436)	81,810	(17,162)	(36,031)	14,660	(159,799)

3,724,380	1,183,686	439,748	1,046,990	625,541	580,621
—	—	78,739	—	—	2,015,980
—	—	(94,071)	—	—	3,045,069
(850,458)	340,975	(332,758)	(1,060,931)	(506,934)	7,747,502
—	—	(57,568)	—	—	(340,277)
—	—	(15,809)	—	—	517,785
2,873,922	1,524,661	18,281	(13,941)	118,607	13,566,680
$2,833,486	$1,606,471	$1,119	$(49,972)	$133,267	$13,406,881

See accompanying notes to the financial statements.

196 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Oil & Gas UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020
INVESTMENT INCOME:
Dividends	$190,310	$43,998	$33,068	$118,959
Interest	26,664	15,124	8,863	77,490
Foreign tax withholding	(59)	(508)	—	(11,830)
Income from securities lending	30	629	793	1,088
TOTAL INVESTMENT INCOME	216,945	59,243	42,724	185,707
EXPENSES:
Advisory fees	47,222	23,200	16,836	136,449
Management services fees	9,444	4,640	3,367	27,290
Administration fees	5,664	2,551	2,242	16,602
Distribution and services fees—Service Class	3,151	1,921	2,844	11,202
Transfer agency fees	4,277	1,879	2,054	14,422
Administrative services fees	20,622	9,818	7,274	48,752
Registration and filing fees	16,063	15,571	15,359	21,752
Custody fees	1,220	768	402	3,546
Fund accounting fees	3,187	1,465	1,308	9,153
Trustee fees	206	91	82	587
Compliance services fees	81	38	34	259
Service fees	331	150	133	983
Other fees	7,890	4,465	4,116	20,250
Total Gross Expenses before reductions	119,358	66,557	56,051	311,247
Expenses reduced and reimbursed by the Advisor	—	(4,999)	(10,871)	—
TOTAL NET EXPENSES	119,358	61,558	45,180	311,247
NET INVESTMENT INCOME (LOSS)	97,587	(2,315)	(2,456)	(125,540)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	226,669	(1,259,863)	44,063	(462,031)
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(669,933)	(1,050,617)	376,760	1,333,514
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	(1,468,357)	(19,723)	275,393	4,210,949
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(494,805)	(305,268)	(59,209)	1,930,542
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,406,426)	(2,635,471)	637,007	7,012,974
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,308,839)	$(2,637,786)	$634,551	$6,887,434

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 197

Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund	Short Nasdaq-100 ProFund
Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020

$415,905	$—	$—	$—	$724,148	$—
68,876	122,672	26,476	102,994	218,737	48,152
—	—	—	—	—	—
62	—	—	—	—	—
484,843	122,672	26,476	102,994	942,885	48,152

122,332	52,775	11,839	47,288	406,743	20,972
24,467	10,555	2,368	9,458	81,349	4,195
15,667	5,714	1,367	5,351	40,183	2,511
4,788	3,877	1,255	5,534	13,876	2,587
9,857	4,480	1,132	6,565	21,469	2,138
54,315	21,123	5,137	11,330	178,844	7,747
23,233	18,773	14,918	16,248	24,418	16,504
2,627	1,627	219	12,066	7,381	404
8,747	3,404	814	2,872	22,904	1,329
558	259	53	197	1,310	92
231	78	18	77	671	36
867	362	87	303	2,561	142
18,957	7,476	2,393	16,423	55,076	4,098
286,646	130,503	41,600	133,712	856,785	62,755
—	—	(10,475)	(15,946)	—	(10,394)
286,646	130,503	31,125	117,766	856,785	52,361
198,197	(7,831)	(4,649)	(14,772)	86,100	(4,209)

1,438,371	—	—	—	(346,135)	—
—	—	—	—	—	(84,183)
1,002,164	(3,129,328)	(86,458)	—	22,078,429	(294,553)
—	—	—	104,641	—	—
(878,050)	—	—	—	10,555,572	—
—	—	—	—	—	2,783
(331,124)	(107,788)	(54,980)	—	(10,551,343)	(127,680)
—	—	—	(160,639)	—	—
1,231,361	(3,237,116)	(141,438)	(55,998)	21,736,523	(503,633)
$1,429,558	$(3,244,947)	$(146,087)	$(70,770)	$21,822,623	$(507,842)

See accompanying notes to the financial statements.

198 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund
	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	18,728	32,770	7,239	15,481
Foreign tax withholding	—	—	—	—
Income from securities lending	—	—	—	—
TOTAL INVESTMENT INCOME	18,728	32,770	7,239	15,481
EXPENSES:
Advisory fees	8,115	13,960	3,276	6,638
Management services fees	1,623	2,792	655	1,328
Administration fees	1,153	1,534	286	904
Distribution and services fees—Service Class	30	185	74	208
Transfer agency fees	847	1,068	271	991
Administrative services fees	4,076	5,308	999	2,122
Registration and filing fees	15,973	18,837	14,937	20,676
Custody fees	203	266	46	133
Fund accounting fees	681	883	171	474
Trustee fees	46	67	11	33
Compliance services fees	20	21	5	13
Service fees	74	92	18	52
Other fees	2,675	3,161	1,311	2,038
Total Gross Expenses before reductions	35,516	48,174	22,060	35,610
Expenses reduced and reimbursed by the Advisor	(16,228)	(14,858)	(14,210)	(19,647)
TOTAL NET EXPENSES	19,288	33,316	7,850	15,963
NET INVESTMENT INCOME (LOSS)	(560)	(546)	(611)	(482)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	(27,814)
Net realized gains (losses) on swap agreements	(58,596)	(1,035,416)	(90,413)	(139,186)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	11,040
Change in net unrealized appreciation/depreciation on swap agreements	133,913	(249,585)	22,438	41,521
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	75,317	(1,285,001)	(67,975)	(114,439)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$74,757	$(1,285,547)	$(68,586)	$(114,921)

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 199

Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	U.S. Government Plus ProFund
Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020

$20,537	$42,075	$92,730	$248,641	$14,474	$—
28,048	92	33	138,512	2,699	283,343
(10)	—	—	—	—	—
487	989	1,341	421	18	199
49,062	43,156	94,104	387,574	17,191	283,542

22,895	46,939	30,219	246,886	5,059	73,767
4,579	9,388	6,044	49,378	1,012	22,130
2,916	6,388	4,476	28,829	489	12,922
2,004	7,746	2,326	14,241	315	14,027
3,387	7,347	6,304	18,381	363	11,981
6,980	14,620	7,972	103,809	1,898	33,854
17,579	15,948	14,847	40,057	22,762	27,083
485	1,620	1,383	5,138	131	1,570
4,088	4,139	3,615	16,267	323	6,879
113	227	155	1,037	19	476
36	80	69	519	8	210
169	370	261	1,766	28	745
5,546	7,526	6,132	36,356	1,744	11,903
70,777	122,338	83,803	562,664	34,151	217,547
(3,869)	—	—	—	(21,830)	—
66,908	122,338	83,803	562,664	12,321	217,547
(17,846)	(79,182)	10,301	(175,090)	4,870	65,995

13,186	741,860	(339,315)	285,728	33,911	1,218,845
(19,490)	—	—	—	—	—
(31,489)	—	—	8,428,488	4,495	1,979,318
(39,732)	(435,538)	(710,961)	5,914,431	(58,575)	143,023
(94,040)	—	—	—	—	—
8,552	—	—	(2,041,593)	(28,312)	1,001,856
(163,013)	306,322	(1,050,276)	12,587,054	(48,481)	4,343,042
$(180,859)	$227,140	$(1,039,975)	$12,411,964	$(43,611)	$4,409,037

See accompanying notes to the financial statements.

200 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020
INVESTMENT INCOME:
Dividends	$—	$929,448	$125,829	$305,678
Interest	96,480	415,998	25,549	65,448
Foreign tax withholding	—	—	(7,476)	—
Income from securities lending	—	523	13,495	—
TOTAL INVESTMENT INCOME	96,480	1,345,969	157,397	371,126
EXPENSES:
Advisory fees	41,625	538,915	87,626	126,025
Management services fees	8,325	107,784	17,525	25,205
Administration fees	4,682	64,264	10,841	15,013
Distribution and services fees—Service Class	806	7,455	3,960	3,878
Transfer agency fees	4,122	40,691	9,387	12,014
Administrative services fees	14,669	227,817	36,236	52,280
Registration and filing fees	28,023	36,393	17,703	22,120
Custody fees	766	11,233	9,419	2,673
Fund accounting fees	2,514	36,293	6,066	8,279
Trustee fees	169	2,321	377	540
Compliance services fees	70	1,028	153	233
Service fees	267	3,824	640	888
Other fees	6,136	69,592	13,058	21,095
Total Gross Expenses before reductions	112,174	1,147,610	212,991	290,243
Expenses reduced and reimbursed by the Advisor	(12,577)	—	—	—
TOTAL NET EXPENSES	99,597	1,147,610	212,991	290,243
NET INVESTMENT INCOME (LOSS)	(3,117)	198,359	(55,594)	80,883
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(1,768,857)	569,494	601,581
Net realized gains (losses) on futures contracts	(147,389)	968,031	—	499,260
Net realized gains (losses) on swap agreements	(2,003,495)	5,941,537	1,712,119	1,047,274
Change in net unrealized appreciation/depreciation on investment securities	—	7,151,660	832,479	685,234
Change in net unrealized appreciation/depreciation on futures contracts	(14,284)	(517,693)	—	(260,420)
Change in net unrealized appreciation/depreciation on swap agreements	(133,572)	2,147,342	(57,175)	224,197
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,298,740)	13,922,020	3,056,917	2,797,126
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,301,857)	$14,120,379	$3,001,323	$2,878,009

(a)  Amount includes $116,765 related to certain nonrecurring litigation settlements.

(b)  Amount includes $170,113 related to certain nonrecurring litigation settlements.

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 201

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund		UltraMid-Cap ProFund	UltraNasdaq-100 ProFund
Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020		Six Months Ended January 31, 2020	Six Months Ended January 31, 2020

$158,319	$—	$—	$548,076		$482,561	$1,682,196
16,114	38,388	126,718	38,360		181,996	1,670,800
(20,516)	—	—	(45,343)		(215)	(1,273)
18	—	—	504		4,648	1,158
153,935	38,388	126,718	541,597		668,990	3,352,881

54,478	17,918	74,203	113,050		275,866	1,996,907
10,896	3,584	12,367	22,610		55,173	399,384
6,512	1,413	7,690	14,470		32,843	228,514
1,144	367	1,140	614		3,714	60,125
6,182	1,298	7,930	24,774		18,525	190,186
21,675	4,753	21,135	15,380		131,591	764,329
20,992	17,438	18,962	18,116		22,640	54,788
4,100	238	1,452	16,626		5,602	39,672
3,900	848	4,244	8,040		18,691	125,852
229	47	264	519		1,186	8,046
96	22	114	219		496	3,590
414	89	452	854		1,925	13,674
9,362	2,353	8,612	15,221		36,139	332,805
139,980	50,368	158,565	250,493		604,391	4,217,872
(1,271)	(4,718)	—	—		—	—
138,709	45,650	158,565	250,493		604,391	4,217,872
15,226	(7,262)	(31,847)	291,104		64,599	(864,991)

228,388	—	—	(954,085)		443,863	2,785,904
—	—	3,547,665	—		1,112,757	10,497,221
614,058	479,703	15,400	(3,217,520)		877,702	63,068,172
368,125 (a)	—	—	(1,142,516	)(b)	616,084	43,237,872
—	—	(1,222,820)	—		(996,167)	2,727,290
26,744	63,542	(806)	337,042		(518,753)	15,342,213
1,237,315	543,245	2,339,439	(4,977,079)		1,535,486	137,658,672
$1,252,541	$535,983	$2,307,592	$(4,685,975)		$1,600,085	$136,793,681

See accompanying notes to the financial statements.

202 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	30,455	36,382	22,798	19,564
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	30,455	36,382	22,798	19,564
EXPENSES:
Advisory fees	12,773	15,951	9,416	8,430
Management services fees	2,555	3,190	1,883	1,686
Administration fees	2,172	1,922	1,238	1,084
Distribution and services fees—Service Class	233	876	457	64
Transfer agency fees	2,074	1,510	1,336	1,019
Administrative services fees	7,828	6,738	3,655	3,420
Registration and filing fees	17,856	16,106	15,446	19,234
Custody fees	388	318	367	221
Fund accounting fees	1,278	1,042	689	637
Trustee fees	89	70	48	44
Compliance services fees	39	28	21	13
Service fees	142	112	75	69
Other fees	2,728	3,304	1,889	1,904
Total Gross Expenses before reductions	50,155	51,167	36,520	37,825
Expenses reduced and reimbursed by the Advisor	(19,609)	(12,433)	(13,715)	(17,755)
TOTAL NET EXPENSES	30,546	38,734	22,805	20,070
NET INVESTMENT INCOME (LOSS)	(91)	(2,352)	(7)	(506)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	(52,056)	—	—
Net realized gains (losses) on swap agreements	(206,708)	(404,043)	(309,911)	(247,992)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	4,578	—	—
Change in net unrealized appreciation/depreciation on swap agreements	166,235	(40,421)	15,176	(26,564)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(40,473)	(491,942)	(294,735)	(274,556)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(40,564)	$(494,294)	$(294,742)	$(275,062)

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 203

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020	Six Months Ended January 31, 2020

$—	$—	$—	$—	$—	$224,651
9,064	34,638	13,757	149,631	47,438	188,600
—	—	—	—	—	(136)
9,064	34,638	13,757	149,631	47,438	413,115

5,256	14,642	6,015	62,551	20,621	186,598
876	2,928	1,203	12,510	4,124	37,320
571	1,771	625	7,762	2,117	22,492
20	443	86	2,341	1,304	2,706
554	1,735	553	7,451	2,237	14,816
1,476	6,033	2,042	21,948	5,866	83,681
14,995	17,570	15,291	24,281	20,570	27,603
82	342	95	1,261	331	4,102
304	1,050	340	4,113	1,150	14,674
20	72	22	285	76	802
7	28	9	105	32	346
33	113	36	438	124	1,331
1,125	2,606	1,402	11,174	4,416	44,471
25,319	49,333	27,719	156,220	62,968	440,942
(14,905)	(14,139)	(13,357)	—	(12,723)	—
10,414	35,194	14,362	156,220	50,245	440,942
(1,350)	(556)	(605)	(6,589)	(2,807)	(27,827)

—	—	—	—	—	(526,449)
(334,513)	—	(13,141)	(128,539)	(89,854)	(12,589)
(15,550)	335,317	(185,611)	(4,462,149)	(506,374)	2,295,739
—	—	—	—	—	1,501,627
70,884	—	9,601	(65,874)	32,258	(148,857)
804	(100,957)	27,549	(778,640)	247,067	(1,007,424)
(278,375)	234,360	(161,602)	(5,435,202)	(316,903)	2,102,047
$(279,725)	$233,804	$(162,207)	$(5,441,791)	$(319,710)	$2,074,220

See accompanying notes to the financial statements.

204 :: Statements of Operations :: For the Periods Indicated (unaudited)

Utilities UltraSector ProFund
Six Months Ended
January 31, 2020
INVESTMENT INCOME:
Dividends	$735,989
Interest	148,852
TOTAL INVESTMENT INCOME	884,841
EXPENSES:
Advisory fees	251,376
Management services fees	50,275
Administration fees	31,547
Distribution and services fees—Service Class	6,210
Transfer agency fees	15,606
Administrative services fees	121,145
Registration and filing fees	27,953
Custody fees	5,027
Fund accounting fees	16,194
Trustee fees	1,033
Compliance services fees	326
Service fees	1,664
Other fees	32,919
TOTAL NET EXPENSES	561,275
NET INVESTMENT INCOME (LOSS)	323,566

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,039,100)
Net realized gains (losses) on swap agreements	(175,352)
Change in net unrealized appreciation/depreciation on investment securities	2,557,468
Change in net unrealized appreciation/depreciation on swap agreements	382,572
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	725,588
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,049,154

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

206 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Banks UltraSector ProFund		Basic Materials UltraSector ProFund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$132,990	$96,131	$(708)	$7,275
Net realized gains (losses) on investments	3,880,931	802,183	(35,845)	277,339
Change in net unrealized appreciation/depreciation on investments	(381,350)	(2,408,451)	(208,139)	(1,639,602)
Change in net assets resulting from operations	3,632,571	(1,510,137)	(244,692)	(1,354,988)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(147,431)	(119,956)	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(147,431)	(119,956)	—	—
Change in net assets resulting from capital transactions	(2,723,345)	(7,967,796)	(941,575)	(1,719,940)
Change in net assets	761,795	(9,597,889)	(1,186,267)	(3,074,928)
NET ASSETS:
Beginning of period	10,252,998	19,850,887	4,953,702	8,028,630
End of period	$11,014,793	$10,252,998	$3,767,435	$4,953,702
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$53,645,614	$45,520,786	$7,658,215	$19,396,570
Distributions reinvested	146,808	118,207	—	—
Value of shares redeemed	(56,226,607)	(53,485,074)	(8,615,750)	(20,919,000)
Service Class
Proceeds from shares issued	646,902	611,010	252,015	177,231
Distributions reinvested	—	—	—	—
Value of shares redeemed	(936,062)	(732,725)	(236,055)	(374,741)
Change in net assets resulting from capital transactions	$(2,723,345)	$(7,967,796)	$(941,575)	$(1,719,940)
SHARE TRANSACTIONS:
Investor Class
Issued	1,040,285	962,536	122,105	299,007
Reinvested	2,470	3,114	—	—
Redeemed	(1,033,777)	(1,121,876)	(137,725)	(326,539)
Service Class
Issued	13,454	13,531	4,309	3,095
Reinvested	—	—	—	—
Redeemed	(19,756)	(16,106)	(4,127)	(6,546)
Change in shares	2,676	(158,801)	(15,438)	(30,983)

(a)    As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 207

Bear ProFund		Biotechnology UltraSector ProFund		Bull ProFund
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019
$(17,446)	$74,167	$6,964	$336,543	$60,333		$287,996
(1,227,134)	(2,277,594)	29,431,601	1,291,579	2,531,054		2,761,571
(140,240)	211,726	(11,168,401)	(40,448,054)	3,660,713		1,469,292
(1,384,820)	(1,991,701)	18,270,164	(38,819,932)	6,252,100		4,518,859

(43,064)	—	(6,194,963)	(9,871,740)	(1,066,094)		(347,252)
—	—	(282,054)	(433,870)	(91,696)		(32,113)
(43,064)	—	(6,477,017)	(10,305,610)	(1,157,790)		(379,365)
(3,733,998)	8,691,232	(10,895,707)	(38,766,085)	(3,470,363)		9,462,993
(5,161,882)	6,699,531	897,440	(87,891,627)	1,623,947		13,602,487

20,148,858	13,449,327	167,529,379	255,421,006	65,352,874		51,750,387
$14,986,976	$20,148,858	$168,426,819	$167,529,379	$66,976,821		$65,352,874

$41,537,871	$130,516,432	$71,122,544	$127,727,925	$165,231,938		$444,081,567
39,530	—	6,111,625	9,731,885	1,046,364		338,692
(45,274,583)	(122,036,606)	(88,094,205)	(174,554,820)	(169,707,990)		(434,540,818)

2,024,878	4,983,412	2,211,525	4,172,644	25,393,609		56,888,989
—	—	281,086	431,729	61,683		31,763
(2,061,694)	(4,772,006)	(2,528,282)	(6,275,448)	(25,495,967)		(57,337,200)
$(3,733,998)	$8,691,232	$(10,895,707)	$(38,766,085)	$(3,470,363)		$9,462,993

1,518,767	4,239,965	1,200,803	2,072,533	3,617,316	(a)	10,481,205	(a)
1,522	—	96,201	192,520	21,620	(a)	7,623	(a)
(1,652,299)	(3,976,577)	(1,531,172)	(2,866,026)	(3,691,514	)(a)	(10,235,358	)(a)

79,780	172,630	48,564	83,253	656,192	(a)	1,623,843	(a)
—	—	5,775	10,935	1,549	(a)	858	(a)
(79,586)	(166,816)	(56,163)	(130,591)	(659,118	)(a)	(1,641,879	)(a)
(131,816)	269,202	(235,992)	(637,376)	(53,955)		236,292

See accompanying notes to the financial statements.

208 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Communication Services UltraSector ProFund		Consumer Goods UltraSector ProFund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(44,464)	$1,287,849	$13,504	$2,400
Net realized gains (losses) on investments	605,981	3,772,227	557,930	298,596
Change in net unrealized appreciation/depreciation on investments	(98,349)	118,968	83,560	(126,296)
Change in net assets resulting from operations	463,168	5,179,044	654,994	174,700
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(199,038)	—	(131,876)	(64,275)
Service Class	(3,708)	—	(10,965)	(1,903)
Change in net assets resulting from distributions	(202,746)	—	(142,841)	(66,178)
Change in net assets resulting from capital transactions	(3,246,450)	(706,060)	2,300,924	(1,242,532)
Change in net assets	(2,986,028)	4,472,984	2,813,077	(1,134,010)
NET ASSETS:
Beginning of period	10,275,236	5,802,252	4,886,004	6,020,014
End of period	$7,289,208	$10,275,236	$7,699,081	$4,886,004
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$13,127,356	$195,232,775	$16,040,631	$17,383,024
Distributions reinvested	193,461	—	125,656	63,930
Value of shares redeemed	(16,549,918)	(196,019,922)	(13,774,839)	(18,365,983)
Service Class
Proceeds from shares issued	89,886	1,515,101	995,685	696,392
Distributions reinvested	3,708	—	10,965	1,903
Value of shares redeemed	(110,943)	(1,434,014)	(1,097,174)	(1,021,798)
Change in net assets resulting from capital transactions	$(3,246,450)	$(706,060)	$2,300,924	$(1,242,532)
SHARE TRANSACTIONS:
Investor Class
Issued	138,101	2,329,148	144,564	174,707
Reinvested	2,004	—	1,091	760
Redeemed	(175,686)	(2,298,345)	(124,850)	(185,095)
Service Class
Issued	1,224	21,382	10,213	7,584
Reinvested	46	—	105	25
Redeemed	(1,489)	(21,236)	(11,184)	(11,085)
Change in shares	(35,800)	30,949	19,939	(13,104)

(a)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 209

Consumer Services UltraSector ProFund				Europe 30 ProFund		Falling U.S. Dollar ProFund
Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019		Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

$(104,870)		$(111,452)		$36,265	$82,804	$(829)	$(3,969)
(2,299,955)		4,028,613		(1,214,031)	501,255	2,905	(175,062)
2,258,949		(76,537)		(2,016)	(332,961)	13,513	(7,733)
(145,876)		3,840,624		(1,179,782)	251,098	15,589	(186,764)

—		(1,973,365)		(39,836)	(257,496)	—	—
—		(89,732)		—	(16,926)	—	—
—		(2,063,097)		(39,836)	(274,422)	—	—
(43,285,205)		(45,728,201)		766,900	1,848,591	76,594	(805,724)
(43,431,081)		(43,950,674)		(452,718)	1,825,267	92,183	(992,488)

93,047,204		136,997,878		5,261,482	3,436,215	1,006,481	1,998,969
$49,616,123		$93,047,204		$4,808,764	$5,261,482	$1,098,664	$1,006,481

$61,988,642		$136,239,975		$41,173,544	$56,844,915	$2,788,835	$19,541,204
—		1,960,936		39,191	247,413	—	—
(105,029,883)		(181,209,919)		(40,389,231)	(55,182,202)	(2,692,414)	(19,711,934)

1,875,014		4,637,775		5,630	5,416,826	4,000,386	27,764,103
—		89,560		—	16,906	—	—
(2,118,978)		(7,446,528)		(62,234)	(5,495,267)	(4,020,213)	(28,399,097)
$(43,285,205)		$(45,728,201)		$766,900	$1,848,591	$76,594	$(805,724)

1,332,691	(a)	3,051,432	(a)	3,333,525	4,495,027	173,808	1,187,640
—		57,066	(a)	2,992	19,747	—	—
(2,306,780	)(a)	(4,215,303	)(a)	(3,367,676)	(4,330,282)	(168,217)	(1,198,742)

46,410	(a)	118,962	(a)	414	372,709	272,126	1,799,735
—		3,015	(a)	—	1,226	—	—
(54,756	)(a)	(195,555	)(a)	(4,550)	(376,054)	(271,958)	(1,845,970)
(982,435)		(1,180,383)		(35,295)	182,373	5,759	(57,337)

See accompanying notes to the financial statements.

210 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Financials UltraSector ProFund		Health Care UltraSector ProFund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$61,357	$112,311	$(17,288)	$58,455
Net realized gains (losses) on investments	1,183,992	991,416	2,996,934	(8,129,182)
Change in net unrealized appreciation/depreciation on investments	(648,709)	(1,031,558)	(1,768,453)	(1,438,347)
Change in net assets resulting from operations	596,640	72,169	1,211,193	(9,509,074)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(183,769)	—	(12,104)	(14,197)
Service Class	(3,702)	—	—	—
Change in net assets resulting from distributions	(187,471)	—	(12,104)	(14,197)
Change in net assets resulting from capital transactions	(29,144,254)	31,085,699	28,001,429	(16,048,305)
Change in net assets	(28,735,085)	31,157,868	29,200,518	(25,571,576)
NET ASSETS:
Beginning of period	41,207,075	10,049,207	15,977,980	41,549,556
End of period	$12,471,990	$41,207,075	$45,178,498	$15,977,980
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$69,427,808	$145,715,705	$62,641,250	$197,168,116
Distributions reinvested	172,277	—	11,217	13,514
Value of shares redeemed	(98,093,405)	(115,069,949)	(34,904,186)	(212,378,352)
Service Class
Proceeds from shares issued	899,710	2,468,621	1,183,909	3,732,596
Distributions reinvested	3,702	—	—	—
Value of shares redeemed	(1,554,346)	(2,028,678)	(930,761)	(4,584,179)
Change in net assets resulting from capital transactions	$(29,144,254)	$31,085,699	$28,001,429	$(16,048,305)
SHARE TRANSACTIONS:
Investor Class
Issued	2,758,207	6,494,399	895,530	3,131,516
Reinvested	6,404	—	155	244
Redeemed	(3,929,277)	(5,286,237)	(509,913)	(3,541,978)
Service Class
Issued	41,534	124,665	20,913	70,958
Reinvested	161	—	—	—
Redeemed	(75,283)	(102,582)	(16,997)	(88,785)
Change in shares	(1,198,254)	1,230,245	389,688	(428,045)

(a)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as “—”are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 211

Industrials UltraSector ProFund				Internet UltraSector ProFund		Large-Cap Growth ProFund
Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019		Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

$(9,569)		$(21,520)		$(653,392)	$(1,929,925)	$(40,436)	$(60,281)
528,322		(3,622,975)		7,362,082	(13,126,559)	3,724,380	4,100,470
90,206		(24,922)		(17,109,199)	22,743,160	(850,458)	(1,724,576)
608,959		(3,669,417)		(10,400,509)	7,686,676	2,833,486	2,315,613

—		—		(193,857)	—	(638,805)	(422,081)
—		—		(12,351)	—	(195,353)	(33,578)
—		—		(206,208)	—	(834,158)	(455,659)
(815,793)		5,790,164		(46,360,955)	(80,195,839)	(7,417,454)	(10,523,623)
(206,834)		2,120,747		(56,967,672)	(72,509,163)	(5,418,126)	(8,663,669)

10,481,340		8,360,593		220,056,639	292,565,802	26,007,204	34,670,873
$10,274,506		$10,481,340		$163,088,967	$220,056,639	$20,589,078	$26,007,204

$9,602,032		$93,353,566		$42,961,840	$264,569,454	$76,149,843	$185,832,940
—		—		187,936	—	637,198	421,871
(10,144,530)		(87,847,053)		(87,214,820)	(338,176,695)	(84,087,764)	(199,594,322)

1,122,907		1,843,624		2,912,569	9,893,576	4,233,317	7,279,415
—		—		11,670	—	195,315	33,578
(1,396,202)		(1,559,973)		(5,220,150)	(16,482,174)	(4,545,363)	(4,497,105)
$(815,793)		$5,790,164		$(46,360,955)	$(80,195,839)	$(7,417,454)	$(10,523,623)

239,115	(a)	2,524,362	(a)	474,543	2,899,012	803,471	2,074,959
—		—		2,062	—	6,506	5,333
(251,116	)(a)	(2,494,212	)(a)	(967,485)	(3,770,433)	(874,153)	(2,217,056)

32,253	(a)	60,066	(a)	42,216	137,485	52,944	92,139
—		—		166	—	2,408	503
(41,299	)(a)	(47,622	)(a)	(75,243)	(233,578)	(56,755)	(61,169)
(21,047)		42,594		(523,741)	(967,514)	(65,579)	(105,291)

See accompanying notes to the financial statements.

212 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Value ProFund		Mid-Cap ProFund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$81,810	$79,550	$(17,162)	$(5,896)
Net realized gains (losses) on investments	1,183,686	1,820,565	424,416	1,884,790
Change in net unrealized appreciation/depreciation on investments	340,975	238,114	(406,135)	(3,013,989)
Change in net assets resulting from operations	1,606,471	2,138,229	1,119	(1,135,095)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(115,013)	(319,135)	(432,126)
Service Class	—	(70,361)	(43,364)	(27,064)
Change in net assets resulting from distributions	—	(185,374)	(362,499)	(459,190)
Change in net assets resulting from capital transactions	10,013,415	5,158,557	936,087	(9,441,120)
Change in net assets	11,619,886	7,111,412	574,707	(11,035,405)
NET ASSETS:
Beginning of period	13,042,787	5,931,375	9,680,596	20,716,001
End of period	$24,662,673	$13,042,787	$10,255,303	$9,680,596
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$72,911,175	$119,894,107	$20,699,772	$51,657,279
Distributions reinvested	—	114,949	308,830	429,644
Value of shares redeemed	(63,411,672)	(115,436,127)	(18,215,801)	(63,462,226)
Service Class
Proceeds from shares issued	596,435	1,770,566	4,503,072	11,224,697
Distributions reinvested	—	70,361	39,265	27,064
Value of shares redeemed	(82,523)	(1,255,299)	(6,399,051)	(9,317,578)
Change in net assets resulting from capital transactions	$10,013,415	$5,158,557	$936,087	$(9,441,120)
SHARE TRANSACTIONS:
Investor Class
Issued	1,059,406	1,876,935	237,293	611,176
Reinvested	—	2,048	3,549	5,850
Redeemed	(916,425)	(1,781,080)	(208,078)	(755,238)
Service Class
Issued	9,711	30,827	63,851	162,336
Reinvested	—	1,395	553	443
Redeemed	(1,359)	(22,030)	(91,371)	(136,298)
Change in shares	151,333	108,095	5,797	(111,731)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 213

Mid-Cap Growth ProFund		Mid-Cap Value ProFund		Nasdaq-100 ProFund
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

$(36,031)	$(74,425)	$14,660	$6,588	$(159,799)	$(47,039)
1,046,990	23,473	625,541	(873,011)	5,641,670	5,527,258
(1,060,931)	(478,894)	(506,934)	(259,004)	7,925,010	1,144,009
(49,972)	(529,846)	133,267	(1,125,427)	13,406,881	6,624,228

—	—	(21,081)	(136,039)	(796,773)	—
—	—	—	(21,413)	(89,335)	—
—	—	(21,081)	(157,452)	(886,108)	—
(12,137,948)	(208,493)	(730,572)	(869,754)	(19,521,797)	9,865,475
(12,187,920)	(738,339)	(618,386)	(2,152,633)	(7,001,024)	16,489,703

20,106,465	20,844,804	6,140,367	8,293,000	107,682,985	91,193,282
$7,918,545	$20,106,465	$5,521,981	$6,140,367	$100,681,961	$107,682,985

$18,856,095	$57,090,083	$8,246,935	$72,015,143	$378,700,287	$507,583,011
—	—	21,075	135,944	779,644	—
(30,382,765)	(58,666,178)	(8,973,550)	(73,081,004)	(400,778,914)	(495,189,959)

1,811,638	1,891,957	10,473	247,128	38,394,485	51,703,129
—	—	—	21,401	89,275	—
(2,422,916)	(524,355)	(35,505)	(208,366)	(36,706,574)	(54,230,706)
$(12,137,948)	$(208,493)	$(730,572)	$(869,754)	$(19,521,797)	$9,865,475

194,691	633,163	112,566	1,002,576	4,878,610	7,080,749
—	—	272	2,173	9,269	—
(319,644)	(655,947)	(121,706)	(1,028,362)	(5,151,134)	(6,919,458)

23,462	24,664	172	4,162	597,208	894,554
—	—	—	417	1,305	—
(31,460)	(7,121)	(616)	(3,497)	(571,740)	(938,917)
(132,951)	(5,241)	(9,312)	(22,531)	(236,482)	116,928

See accompanying notes to the financial statements.

214 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil & Gas UltraSector ProFund		Oil Equipment & Services UltraSector ProFund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$97,587	$202,807	$(2,315)		$(47,165)
Net realized gains (losses) on investments	(443,264)	(387,079)	(2,310,480)		(3,064,224)
Change in net unrealized appreciation/depreciation on investments	(1,963,162)	(6,798,803)	(324,991)		(2,051,390)
Change in net assets resulting from operations	(2,308,839)	(6,983,075)	(2,637,786)		(5,162,779)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(152,406)	(265,427)	—		(107,352)
Service Class	(1,586)	(3,157)	—		(130)
Change in net assets resulting from distributions	(153,992)	(268,584)	—		(107,482)
Change in net assets resulting from capital transactions	(531,983)	(23,423,552)	1,000,469		3,327,055
Change in net assets	(2,994,814)	(30,675,211)	(1,637,317)		(1,943,206)
NET ASSETS:
Beginning of period	14,132,373	44,807,584	6,577,784		8,520,990
End of period	$11,137,559	$14,132,373	$4,940,467		$6,577,784
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$30,925,231	$80,763,852	$31,914,392		$39,452,566
Distributions reinvested	150,199	227,593	—		106,155
Value of shares redeemed	(31,512,940)	(103,815,177)	(30,966,864)		(36,618,169)
Service Class
Proceeds from shares issued	922,932	1,337,133	397,793		2,108,137
Distributions reinvested	1,586	3,133	—		130
Value of shares redeemed	(1,018,991)	(1,940,086)	(344,852)		(1,721,764)
Change in net assets resulting from capital transactions	$(531,983)	$(23,423,552)	$1,000,469		$3,327,055
SHARE TRANSACTIONS:
Investor Class
Issued	1,155,857	2,464,384	978,850	(a)	747,459	(a)
Reinvested	5,338	8,787	—		2,659	(a)
Redeemed	(1,169,201)	(3,036,983)	(965,542	)(a)	(681,879	)(a)
Service Class
Issued	39,213	51,907	13,705	(a)	38,078	(a)
Reinvested	65	140	—		4	(a)
Redeemed	(44,231)	(68,737)	(11,095	)(a)	(31,736	)(a)
Change in shares	(12,959)	(580,502)	15,918		74,585

(a)  As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.

Amounts designated as “—”are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 215

Pharmaceuticals UltraSector ProFund		Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

$(2,456)	$(4,342)	$(125,540)	$(26,734)	$198,197	$759,260
420,823	329,740	871,483	2,262,987	2,440,535	(343,563)
216,184	(1,914,426)	6,141,491	2,483,260	(1,209,174)	2,342,051
634,551	(1,589,028)	6,887,434	4,719,513	1,429,558	2,757,748

—	(211,504)	—	—	(365,829)	(660,713)
—	(22,795)	—	—	(9,848)	(843)
—	(234,299)	—	—	(375,677)	(661,556)
(1,218,783)	(698,080)	1,332,739	766,370	(15,553,169)	17,641,022
(584,232)	(2,521,407)	8,220,173	5,485,883	(14,499,288)	19,737,214

5,473,354	7,994,761	30,916,189	25,430,306	26,671,486	6,934,272
$4,889,122	$5,473,354	$39,136,362	$30,916,189	$12,172,198	$26,671,486

$8,442,389	$21,945,264	$145,359,088	$185,818,388	$82,157,211	$233,417,803
—	211,460	—	—	357,452	630,764
(10,251,080)	(22,712,030)	(144,236,647)	(184,529,000)	(97,775,001)	(216,614,876)

874,653	1,218,874	14,848,681	17,046,345	1,629,933	5,080,159
—	22,017	—	—	9,847	843
(284,745)	(1,383,665)	(14,638,383)	(17,569,363)	(1,932,611)	(4,873,671)
$(1,218,783)	$(698,080)	$1,332,739	$766,370	$(15,553,169)	$17,641,022

385,091	907,848	3,054,738	5,939,991	1,506,159	5,091,527
—	10,774	—	—	6,591	14,178
(468,364)	(948,616)	(3,060,478)	(5,958,648)	(1,804,893)	(4,745,616)

43,096	50,436	366,033	647,782	31,260	113,681
—	1,286	—	—	191	18
(15,413)	(63,096)	(360,917)	(667,865)	(37,599)	(110,497)
(55,590)	(41,368)	(624)	(38,740)	(298,291)	363,291

See accompanying notes to the financial statements.

216 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Rising Rates Opportunity ProFund		Rising Rates Opportunity 10 ProFund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,831)	$209,610	$(4,649)	$32,318
Net realized gains (losses) on investments	(3,129,328)	(4,661,141)	(86,458)	(380,334)
Change in net unrealized appreciation/depreciation on investments	(107,788)	(1,492,070)	(54,980)	(156,801)
Change in net assets resulting from operations	(3,244,947)	(5,943,601)	(146,087)	(504,817)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(188,442)	—	(17,678)	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(188,442)	—	(17,678)	—
Change in net assets resulting from capital transactions	(16,924,942)	9,199,031	127,593	(13,046,907)
Change in net assets	(20,358,331)	3,255,430	(36,172)	(13,551,724)
NET ASSETS:
Beginning of period	30,400,874	27,145,444	2,970,648	16,522,372
End of period	$10,042,543	$30,400,874	$2,934,476	$2,970,648
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$80,014,605	$380,069,502	$1,543,004	$8,422,034
Distributions reinvested	172,450	—	17,565	—
Value of shares redeemed	(97,373,145)	(370,711,201)	(1,357,540)	(21,441,580)
Service Class
Proceeds from shares issued	5,035,749	36,504,218	466	123,032
Distributions reinvested	—	—	—	—
Value of shares redeemed	(4,774,601)	(36,663,488)	(75,902)	(150,393)
Change in net assets resulting from capital transactions	$(16,924,942)	$9,199,031	$127,593	$(13,046,907)
SHARE TRANSACTIONS:
Investor Class
Issued	2,479,224	9,528,488	111,923	551,138
Reinvested	5,259	—	1,265	—
Redeemed	(3,003,630)	(9,306,165)	(98,557)	(1,407,851)
Service Class
Issued	167,857	1,008,316	36	8,463
Reinvested	—	—	—	—
Redeemed	(168,828)	(1,029,414)	(5,886)	(10,679)
Change in shares	(520,118)	201,225	8,781	(858,929)

(a)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 217

Rising U.S. Dollar ProFund		Semiconductor UltraSector ProFund		Short Nasdaq-100 ProFund
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019

$(14,772)	$21,410	$86,100	$463,866	$(4,209)		$14,648
104,641	638,004	21,732,294	50,573,356	(378,736)		(504,921)
(160,639)	65,439	4,229	(47,273,285)	(124,897)		20,421
(70,770)	724,853	21,822,623	3,763,937	(507,842)		(469,852)

(23,144)	(64,028)	(1,021,610)	(11,989,242)	(11,298)		—
—	(39,659)	(60,594)	(493,055)	—		—
(23,144)	(103,687)	(1,082,204)	(12,482,297)	(11,298)		—
(3,442,528)	(3,835,446)	116,469,948	(174,416,979)	1,881,171		2,753,650
(3,536,442)	(3,214,280)	137,210,367	(183,135,339)	1,362,031		2,283,798

12,581,559	15,795,839	66,698,784	249,834,123	5,216,456		2,932,658
$9,045,117	$12,581,559	$203,909,151	$66,698,784	$6,578,487		$5,216,456

$18,650,625	$83,498,071	$227,345,609	$153,101,504	$105,597,645		$94,841,596
21,856	62,436	1,008,840	9,646,745	11,131		—
(22,036,539)	(86,490,392)	(112,243,600)	(335,171,333)	(103,580,099)		(92,658,666)

21,149,982	29,197,344	6,080,375	4,804,681	7,106,901		20,501,563
—	39,538	55,543	484,464	—		—
(21,228,452)	(30,142,443)	(5,776,819)	(7,283,040)	(7,254,407)		(19,930,843)
$(3,442,528)	$(3,835,446)	$116,469,948	$(174,416,979)	$1,881,171		$2,753,650

630,274	2,920,209	4,503,284	3,483,339	3,166,797	(a)	2,589,325	(a)
749	2,188	24,619	294,171	373	(a)	—
(747,973)	(3,034,035)	(2,307,542)	(6,357,034)	(3,092,165	)(a)	(2,525,917	)(a)

805,710	1,139,124	159,632	138,541	238,991	(a)	614,659	(a)
—	1,548	1,810	19,240	—		—
(806,221)	(1,175,272)	(150,121)	(193,494)	(242,533	)(a)	(599,140	)(a)
(117,461)	(146,238)	2,231,682	(2,615,237)	71,463		78,927

See accompanying notes to the financial statements.

218 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Oil & Gas ProFund		Short Precious Metals ProFund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(560)	$7,806	$(546)	$26,549
Net realized gains (losses) on investments	(58,596)	378,108	(1,035,416)	(2,325,282)
Change in net unrealized appreciation/depreciation on investments	133,913	121,998	(249,585)	185,724
Change in net assets resulting from operations	74,757	507,912	(1,285,547)	(2,113,009)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(4,714)	—	(18,058)	—
Change in net assets resulting from distributions	(4,714)	—	(18,058)	—
Change in net assets resulting from capital transactions	521,455	(29,505)	(2,103,741)	193,569
Change in net assets	591,498	478,407	(3,407,346)	(1,919,440)
NET ASSETS:
Beginning of period	2,118,024	1,639,617	4,675,152	6,594,592
End of period	$2,709,522	$2,118,024	$1,267,806	$4,675,152
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$17,056,014	$38,174,330	$89,026,610	$210,985,135
Distributions reinvested	4,654	—	16,669	—
Value of shares redeemed	(16,540,670)	(38,189,339)	(91,116,013)	(210,759,510)
Service Class
Proceeds from shares issued	202,284	2,787,874	497,116	1,699,713
Value of shares redeemed	(200,827)	(2,802,370)	(528,123)	(1,731,769)
Change in net assets resulting from capital transactions	$521,455	$(29,505)	$(2,103,741)	$193,569
SHARE TRANSACTIONS:
Investor Class
Issued	346,777	868,625	3,024,765	5,044,788
Reinvested	101	—	632	—
Redeemed	(339,663)	(865,220)	(3,119,252)	(5,056,342)
Service Class
Issued	4,397	64,857	17,564	40,359
Redeemed	(4,369)	(64,872)	(17,575)	(40,538)
Change in shares	7,243	3,390	(93,866)	(11,733)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 219

Short Real Estate ProFund		Short Small-Cap ProFund		Small-Cap ProFund
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

$(611)	$4,280	$(482)	$11,519	$(17,846)	$(20,079)
(90,413)	(145,573)	(167,000)	744,880	(37,793)	(2,323,556)
22,438	15,681	52,561	6,480	(125,220)	(807,843)
(68,586)	(125,612)	(114,921)	762,879	(180,859)	(3,151,478)

—	—	(7,330)	—	—	—
—	—	(7,330)	—	—	—
(328,606)	(477,661)	2,389,093	(3,202,521)	(4,472,224)	(34,176,768)
(397,192)	(603,273)	2,266,842	(2,439,642)	(4,653,083)	(37,328,246)

1,214,476	1,817,749	1,171,179	3,610,821	8,668,251	45,996,497
$817,284	$1,214,476	$3,438,021	$1,171,179	$4,015,168	$8,668,251

$7,344,158	$23,694,446	$27,742,936	$71,971,520	$116,185,455	$269,004,723
—	—	7,216	—	—	—
(7,672,769)	(23,833,080)	(25,364,205)	(74,996,499)	(120,623,072)	(301,027,561)

10	7,472	636,574	12,334,020	732,193	9,821,653
(5)	(346,499)	(633,428)	(12,511,562)	(766,800)	(11,975,583)
$(328,606)	$(477,661)	$2,389,093	$(3,202,521)	$(4,472,224)	$(34,176,768)

591,475	1,676,185	2,124,248	5,085,814	1,369,365	3,175,352
—	—	594	—	—	—
(617,313)	(1,682,658)	(1,939,425)	(5,271,450)	(1,424,355)	(3,555,236)

1	555	49,001	948,010	9,890	138,935
(1)	(26,832)	(49,001)	(957,973)	(10,474)	(168,503)
(25,838)	(32,750)	185,417	(195,599)	(55,574)	(409,452)

See accompanying notes to the financial statements.

220 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Small-Cap Growth ProFund		Small-Cap Value ProFund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(79,182)	$(163,186)	$10,301	$(38,388)
Net realized gains (losses) on investments	741,860	(790,974)	(339,315)	3,511,092
Change in net unrealized appreciation/depreciation on investments	(435,538)	(4,789,528)	(710,961)	(4,348,613)
Change in net assets resulting from operations	227,140	(5,743,688)	(1,039,975)	(875,909)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(926,073)	(3,975)	(331,882)
Service Class	—	(41,621)	—	(50,094)
Change in net assets resulting from distributions	—	(967,694)	(3,975)	(381,976)
Change in net assets resulting from capital transactions	(1,103,304)	(11,557,650)	409,261	(26,082,373)
Change in net assets	(876,164)	(18,269,032)	(634,689)	(27,340,258)
NET ASSETS:
Beginning of period	12,025,728	30,294,760	5,809,529	33,149,787
End of period	$11,149,564	$12,025,728	$5,174,840	$5,809,529
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$32,353,431	$109,820,789	$31,933,675	$65,287,200
Distributions reinvested	—	919,734	3,971	324,848
Value of shares redeemed	(33,522,772)	(122,615,224)	(31,509,806)	(91,759,284)
Service Class
Proceeds from shares issued	1,988,518	2,004,692	410,082	613,883
Distributions reinvested	—	41,511	—	47,803
Value of shares redeemed	(1,922,481)	(1,729,152)	(428,661)	(596,823)
Change in net assets resulting from capital transactions	$(1,103,304)	$(11,557,650)	$409,261	$(26,082,373)
SHARE TRANSACTIONS:
Investor Class
Issued	367,552	1,137,112	402,384	826,372
Reinvested	—	11,858	48	4,783
Redeemed	(380,942)	(1,322,057)	(410,048)	(1,094,108)
Service Class
Issued	27,240	27,166	6,225	8,985
Reinvested	—	653	—	851
Redeemed	(26,900)	(22,794)	(6,892)	(8,893)
Change in shares	(13,050)	(168,062)	(8,283)	(262,010)

(a)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as “—” or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 221

Technology UltraSector ProFund				Telecommunications UltraSector ProFund		U.S. Government Plus ProFund
Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019		Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

$(175,090)		$11,962		$4,870	$20,115	$65,995	$285,092
8,714,216		(13,202,315)		38,406	(4,345,721)	3,198,163	2,846,033
3,872,838		529,180		(86,887)	(169,971)	1,144,879	1,309,613
12,411,964		(12,661,173)		(43,611)	(4,495,577)	4,409,037	4,440,738

—		(55,595)		(20,154)	(37,077)	(65,901)	(281,577)
—		(4,795)		(289)	(337)	(105)	(3,503)
—		(60,390)		(20,443)	(37,414)	(66,006)	(285,080)
(7,012,021)		(3,547,430)		(234,824)	4,085,650	7,627,586	3,369,498
5,399,943		(16,268,993)		(298,878)	(447,341)	11,970,617	7,525,156

86,194,037		102,463,030		1,543,762	1,991,103	26,396,145	18,870,989
$91,593,980		$86,194,037		$1,244,884	$1,543,762	$38,366,762	$26,396,145

$120,538,896		$311,934,446		$3,793,270	$96,212,839	$210,798,278	$518,401,645
—		52,334		20,040	36,950	61,074	262,290
(127,778,166)		(312,633,140)		(4,032,394)	(92,145,778)	(202,245,091)	(513,645,441)

4,481,049		5,044,153		62,468	277,287	20,932,447	44,851,682
—		4,795		289	337	105	3,503
(4,253,800)		(7,950,018)		(78,497)	(295,985)	(21,919,227)	(46,504,181)
$(7,012,021)		$(3,547,430)		$(234,824)	$4,085,650	$7,627,586	$3,369,498

2,291,654	(a)	6,765,621	(a)	180,972	4,583,382	3,241,694	9,736,081
—		1,542	(a)	939	2,077	915	4,759
(2,553,036	)(a)	(7,362,555	)(a)	(192,195)	(4,607,191)	(3,104,815)	(9,622,896)

95,016	(a)	130,497	(a)	3,040	13,324	342,872	909,967
—		168	(a)	14	20	2	72
(93,031	)(a)	(217,122	)(a)	(3,848)	(14,251)	(363,902)	(953,938)
(259,397)		(681,849)		(11,078)	(22,639)	116,766	74,045

See accompanying notes to the financial statements.

222 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraBear ProFund		UltraBull ProFund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,117)	$41,469	$198,359	$724,245
Net realized gains (losses) on investments	(2,150,884)	(3,133,232)	5,140,711	4,550,474
Change in net unrealized appreciation/depreciation on investments	(147,856)	205,711	8,781,309	(7,893,136)
Change in net assets resulting from operations	(2,301,857)	(2,886,052)	14,120,379	(2,618,417)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(651,715)	(762,774)
Service Class	—	—	—	(7,389)
Change in net assets resulting from distributions	—	—	(651,715)	(770,163)
Change in net assets resulting from capital transactions	3,031,137	78,746	(34,085,213)	(7,817,877)
Change in net assets	729,280	(2,807,306)	(20,616,549)	(11,206,457)
NET ASSETS:
Beginning of period	9,134,643	11,941,949	176,336,889	187,543,346
End of period	$9,863,923	$9,134,643	$155,720,340	$176,336,889
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$80,321,532	$170,097,085	$683,882,473	$1,611,817,398
Distributions reinvested	—	—	640,510	745,165
Value of shares redeemed	(77,185,576)	(166,906,036)	(718,585,149)	(1,620,366,794)
Service Class
Proceeds from shares issued	93,399	8,520,592	3,391,743	23,535,936
Distributions reinvested	—	—	—	7,127
Value of shares redeemed	(198,218)	(11,632,895)	(3,414,790)	(23,556,709)
Change in net assets resulting from capital transactions	$3,031,137	$78,746	$(34,085,213)	$(7,817,877)
SHARE TRANSACTIONS:
Investor Class
Issued	4,423,606	7,694,864	9,701,045	26,334,951
Reinvested	—	—	8,176	11,061
Redeemed	(4,276,323)	(7,598,178)	(10,318,318)	(26,725,357)
Service Class
Issued	5,888	393,374	60,067	472,301
Reinvested	—	—	—	126
Redeemed	(11,636)	(550,183)	(59,650)	(482,677)
Change in shares	141,535	(60,123)	(608,680)	(389,595)

(a)  As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 223

UltraChina ProFund		UltraDow 30 ProFund				UltraEmerging Markets ProFund
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019		Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

$(55,594)	$(18,083)	$80,883		$237,141		$15,226	$12,038
2,281,613	(8,310,133)	2,148,115		166,356		842,446	(1,830,464)
775,304	(2,426,267)	649,011		699,977		394,869	(3,268,600)
3,001,323	(10,754,483)	2,878,009		1,103,474		1,252,541	(5,087,026)

(18,540)	—	(647,779)		(250,371)		—	(73,918)
—	—	(12,315)		—		—	—
(18,540)	—	(660,094)		(250,371)		—	(73,918)
(6,858,537)	4,423,092	(7,996,125)		(264,363)		(388,633)	(5,115,136)
(3,875,754)	(6,331,391)	(5,778,210)		588,740		863,908	(10,276,080)

22,128,360	28,459,751	39,656,501		39,067,761		13,059,071	23,335,151
$18,252,606	$22,128,360	$33,878,291		$39,656,501		$13,922,979	$13,059,071

$106,644,559	$248,686,803	$46,614,818		$141,729,317		$35,389,359	$67,929,866
16,996	—	627,652		238,586		—	70,505
(113,376,054)	(243,902,607)	(55,251,349)		(141,358,941)		(35,902,835)	(72,837,912)

3,512,899	3,059,375	1,359,455		2,123,170		755,250	2,464,687
—	—	12,012		—		—	—
(3,656,937)	(3,420,479)	(1,358,713)		(2,996,495)		(630,407)	(2,742,282)
$(6,858,537)	$4,423,092	$(7,996,125)		$(264,363)		$(388,633)	$(5,115,136)

8,619,574	19,131,750	959,334	(a)	3,193,680	(a)	623,737	1,273,110
1,217	—	11,999	(a)	6,774	(a)	—	1,565
(9,140,999)	(18,772,847)	(1,145,893	)(a)	(3,232,893	)(a)	(636,804)	(1,385,726)

301,484	277,570	32,635	(a)	54,357	(a)	14,749	48,921
—	—	263	(a)	—		—	—
(300,218)	(300,441)	(32,453	)(a)	(77,979	)(a)	(12,417)	(55,096)
(518,942)	336,032	(174,115)		(56,061)		(10,735)	(117,226)

See accompanying notes to the financial statements.

224 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraInternational ProFund		UltraJapan ProFund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,262)	$5,907	$(31,847)	$24,999
Net realized gains (losses) on investments	479,703	(1,056,547)	3,563,065	(2,197,195)
Change in net unrealized appreciation/depreciation on investments	63,542	(86,497)	(1,223,626)	117,848
Change in net assets resulting from operations	535,983	(1,137,137)	2,307,592	(2,054,348)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	(423,244)
Service Class	—	—	—	(5,131)
Change in net assets resulting from distributions	—	—	—	(428,375)
Change in net assets resulting from capital transactions	(1,029,567)	(5,126,089)	(2,731,478)	(5,066,215)
Change in net assets	(493,584)	(6,263,226)	(423,886)	(7,548,938)
NET ASSETS:
Beginning of period	3,035,565	9,298,791	13,681,323	21,230,261
End of period	$2,541,981	$3,035,565	$13,257,437	$13,681,323
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$18,864,866	$26,925,590	$23,028,740	$64,108,360
Distributions reinvested	—	—	—	415,552
Value of shares redeemed	(19,923,033)	(31,947,675)	(25,672,925)	(69,650,754)
Service Class
Proceeds from shares issued	900,152	1,156,323	454,787	950,601
Distributions reinvested	—	—	—	5,131
Value of shares redeemed	(871,552)	(1,260,327)	(542,080)	(895,105)
Change in net assets resulting from capital transactions	$(1,029,567)	$(5,126,089)	$(2,731,478)	$(5,066,215)
SHARE TRANSACTIONS:
Investor Class
Issued	1,132,852	1,742,492	962,228	2,885,257
Reinvested	—	—	—	14,632
Redeemed	(1,178,674)	(2,057,231)	(1,045,484)	(3,128,091)
Service Class
Issued	60,266	81,084	21,197	47,982
Reinvested	—	—	—	210
Redeemed	(58,461)	(89,086)	(25,436)	(45,385)
Change in shares	(44,017)	(322,741)	(87,495)	(225,395)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 225

UltraLatin America ProFund		UltraMid-Cap ProFund		UltraNasdaq-100 ProFund
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

$291,104	$443,583	$64,599	$104,547	$(864,991)	$(71,208)
(4,171,605)	(2,164,314)	2,434,322	(2,485,968)	76,351,297	14,430,439
(805,474)	300,473	(898,836)	(4,588,886)	61,307,375	11,259,536
(4,685,975)	(1,420,258)	1,600,085	(6,970,307)	136,793,681	25,618,767

(475,022)	(455,847)	(1,648,651)	(62,365)	(31,939,537)	(22,651,996)
—	—	(19,080)	(1,696)	(891,205)	(718,414)
(475,022)	(455,847)	(1,667,731)	(64,061)	(32,830,742)	(23,370,410)
(875,630)	(4,529,971)	(15,198,761)	(5,713,424)	(1,071,963)	2,168,276
(6,036,627)	(6,406,076)	(15,266,407)	(12,747,792)	102,890,976	4,416,633

31,641,195	38,047,271	81,250,485	93,998,277	516,790,742	512,374,109
$25,604,568	$31,641,195	$65,984,078	$81,250,485	$619,681,718	$516,790,742

$59,173,685	$144,288,089	$135,953,583	$360,466,688	$1,253,403,876	$2,862,520,823
474,290	452,132	1,634,259	61,384	30,817,276	21,819,789
(60,548,448)	(148,958,028)	(152,659,796)	(364,913,157)	(1,285,461,842)	(2,879,358,453)

1,162,308	2,293,064	646,685	22,862,315	6,552,597	48,552,537
—	—	18,608	1,696	875,193	690,329
(1,137,465)	(2,605,228)	(792,100)	(24,192,350)	(7,259,063)	(52,056,749)
$(875,630)	$(4,529,971)	$(15,198,761)	$(5,713,424)	$(1,071,963)	$2,168,276

1,999,081	4,468,924	3,122,288	8,695,897	15,278,587	40,660,778
14,222	15,368	34,560	1,934	344,289	274,497
(2,068,964)	(4,614,789)	(3,508,995)	(8,837,027)	(15,679,526)	(41,141,674)

41,720	70,791	17,877	683,880	96,716	897,526
—	—	484	65	12,273	10,620
(41,682)	(81,705)	(22,211)	(716,017)	(108,816)	(959,947)
(55,623)	(141,411)	(355,997)	(171,268)	(56,477)	(258,200)

See accompanying notes to the financial statements.

226 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort China ProFund		UltraShort Dow 30 ProFund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(91)	$16,668	$(2,352)	$18,056
Net realized gains (losses) on investments	(206,708)	(111,230)	(456,099)	(897,779)
Change in net unrealized appreciation/depreciation on investments	166,235	52,304	(35,843)	85,890
Change in net assets resulting from operations	(40,564)	(42,258)	(494,294)	(793,833)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(14,251)	—	(13,291)	—
Change in net assets resulting from distributions	(14,251)	—	(13,291)	—
Change in net assets resulting from capital transactions	5,334,764	1,512,424	65,695	1,322,646
Change in net assets	5,279,949	1,470,166	(441,890)	528,813
NET ASSETS:
Beginning of period	3,578,157	2,107,991	4,670,291	4,141,478
End of period	$8,858,106	$3,578,157	$4,228,401	$4,670,291
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$45,288,336	$88,322,530	$18,660,350	$48,767,692
Distributions reinvested	13,562	—	13,079	—
Value of shares redeemed	(40,265,626)	(86,608,565)	(18,681,398)	(47,386,512)
Service Class
Proceeds from shares issued	854,901	2,006,933	75,611	21,519
Value of shares redeemed	(556,409)	(2,208,474)	(1,947)	(80,053)
Change in net assets resulting from capital transactions	$5,334,764	$1,512,424	$65,695	$1,322,646
SHARE TRANSACTIONS:
Investor Class
Issued	1,085,681	1,839,481	1,285,017	2,833,061
Reinvested	388	—	1,006	—
Redeemed	(930,524)	(1,814,479)	(1,280,929)	(2,750,495)
Service Class
Issued	22,859	49,502	6,815	1,386
Redeemed	(13,533)	(50,350)	(139)	(4,654)
Change in shares	164,871	24,154	11,770	79,298

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

 For the Periods Indicated :: Statements of Changes in Net Assets :: 227

UltraShort Emerging Markets ProFund		UltraShort International ProFund		UltraShort Japan ProFund
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

$(7)	$10,589	$(506)	$17,491	$(1,350)	$1,979
(309,911)	133,490	(247,992)	(955,564)	(350,063)	(134,373)
15,176	49,385	(26,564)	65,345	71,688	25,950
(294,742)	193,464	(275,062)	(872,728)	(279,725)	(106,444)

(7,510)	—	(15,691)	—	—	—
(7,510)	—	(15,691)	—	—	—
777,600	(295,364)	977,353	893,745	456,543	406,028
475,348	(101,900)	686,600	21,017	176,818	299,584

2,963,457	3,065,357	2,169,595	2,148,578	1,013,852	714,268
$3,438,805	$2,963,457	$2,856,195	$2,169,595	$1,190,670	$1,013,852

$15,512,928	$38,627,451	$8,711,866	$57,644,989	$11,148,101	$37,176,372
7,415	—	15,607	—	—	—
(14,731,884)	(38,908,512)	(7,750,121)	(56,669,970)	(10,691,737)	(36,751,792)

286,319	1,180,226	176	1,400,048	9,293	323,504
(297,178)	(1,194,529)	(175)	(1,481,322)	(9,114)	(342,056)
$777,600	$(295,364)	$977,353	$893,745	$456,543	$406,028

884,285	1,915,322	692,848	3,873,488	379,681	1,106,708
526	—	1,373	—	—	—
(823,781)	(1,924,645)	(614,361)	(3,878,651)	(367,466)	(1,097,144)

16,701	67,137	17	108,778	298	11,920
(16,721)	(67,807)	(17)	(110,083)	(301)	(11,942)
61,010	(9,993)	79,860	(6,468)	12,212	9,542

See accompanying notes to the financial statements.

228 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Latin America ProFund		UltraShort Mid-Cap ProFund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(556)	$17,941	$(605)	$9,330
Net realized gains (losses) on investments	335,317	(1,333,919)	(198,752)	(439,123)
Change in net unrealized appreciation/depreciation on investments	(100,957)	180,869	37,150	8,638
Change in net assets resulting from operations	233,804	(1,135,109)	(162,207)	(421,155)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(12,538)	—	(7,614)	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(12,538)	—	(7,614)	—
Change in net assets resulting from capital transactions	(1,554,179)	2,092,371	71,209	834,275
Change in net assets	(1,332,913)	957,262	(98,612)	413,120
NET ASSETS:
Beginning of period	4,742,209	3,784,947	1,491,249	1,078,129
End of period	$3,409,296	$4,742,209	$1,392,637	$1,491,249
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$37,167,220	$83,832,245	$9,234,026	$31,858,586
Distributions reinvested	12,150	—	6,648	—
Value of shares redeemed	(38,744,322)	(81,740,438)	(9,174,465)	(31,064,156)
Service Class
Proceeds from shares issued	1,393,938	4,203,208	5,000	2,112,544
Distributions reinvested	—	—	—	—
Value of shares redeemed	(1,383,165)	(4,202,644)	—	(2,072,699)
Change in net assets resulting from capital transactions	$(1,554,179)	$2,092,371	$71,209	$834,275
SHARE TRANSACTIONS:
Investor Class
Issued	1,278,337	2,745,367	476,768	1,363,545
Reinvested	507	—	381	—
Redeemed	(1,330,667)	(2,682,436)	(476,762)	(1,340,589)
Service Class
Issued	53,336	150,532	313	108,233
Reinvested	—	—	—	—
Redeemed	(53,763)	(150,390)	—	(107,895)
Change in shares	(52,250)	63,073	700	23,294

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 229

UltraShort Nasdaq-100 ProFund		UltraShort Small-Cap ProFund		UltraSmall-Cap ProFund
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
$(6,589)	$69,660	$(2,807)	$22,897	$(27,827)	$129,855
(4,590,688)	(1,148,943)	(596,228)	(952,725)	1,756,701	(6,387,746)
(844,514)	241,976	279,325	71,869	345,346	(6,962,147)
(5,441,791)	(837,307)	(319,710)	(857,959)	2,074,220	(13,220,038)

(48,964)	—	(17,184)	—	—	(37,186)
—	—	—	—	—	(192)
(48,964)	—	(17,184)	—	—	(37,378)
4,922,617	3,782,436	1,593,216	1,387,114	(19,590,546)	5,007,721
(568,138)	2,945,129	1,256,322	529,155	(17,516,326)	(8,249,695)

15,463,396	12,518,267	4,698,452	4,169,297	62,562,043	70,811,738
$14,895,258	$15,463,396	$5,954,774	$4,698,452	$45,045,717	$62,562,043

$196,441,473	$363,135,460	$47,974,306	$95,428,111	$382,971,090	$1,315,272,254
45,737	—	16,370	—	—	34,394
(191,645,986)	(359,783,529)	(46,323,211)	(94,303,353)	(402,417,148)	(1,309,041,916)

4,901,916	8,165,439	2,235,583	11,523,514	2,960,039	16,710,989
—	—	—	—	—	192
(4,820,523)	(7,734,934)	(2,309,832)	(11,261,158)	(3,104,527)	(17,968,192)
$4,922,617	$3,782,436	$1,593,216	$1,387,114	$(19,590,546)	$5,007,721

15,868,847	24,069,591	1,610,754	2,860,495	6,747,868	22,528,198
4,569	—	617	—	—	803
(15,507,357)	(23,651,581)	(1,554,539)	(2,848,986)	(7,072,323)	(22,460,012)

428,432	567,216	72,560	354,486	65,267	344,881
—	—	—	—	—	5
(421,237)	(530,686)	(70,212)	(352,953)	(66,881)	(367,489)
373,254	454,540	59,180	13,042	(326,069)	46,386

See accompanying notes to the financial statements.

230 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Utilities UltraSector ProFund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$323,566	$367,195
Net realized gains (losses) on investments	(2,214,452)	1,180,599
Change in net unrealized appreciation/depreciation on investments	2,940,040	1,753,593
Change in net assets resulting from operations	1,049,154	3,301,387
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(471,639)	(270,878)
Service Class	(18,129)	—
Change in net assets resulting from distributions	(489,768)	(270,878)
Change in net assets resulting from capital transactions	2,866,413	20,950,114
Change in net assets	3,425,799	23,980,623
NET ASSETS:
Beginning of period	32,823,507	8,842,884
End of period	$36,249,306	$32,823,507
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$179,407,410	$197,220,426
Distributions reinvested	469,736	246,555
Value of shares redeemed	(176,872,773)	(177,012,024)
Service Class
Proceeds from shares issued	1,526,516	2,468,874
Distributions reinvested	17,271	—
Value of shares redeemed	(1,681,747)	(1,973,717)
Change in net assets resulting from capital transactions	$2,866,413	$20,950,114
SHARE TRANSACTIONS:
Investor Class
Issued	2,973,360	4,016,704
Reinvested	7,881	5,440
Redeemed	(3,031,882)	(3,618,605)
Service Class
Issued	27,606	52,537
Reinvested	309	—
Redeemed	(30,333)	(42,406)
Change in shares	(53,059)	413,670

Amounts designated as “—” are $0 of have been rounded to $0.

See accompanying notes to the financial statements.

Financial Highlights

232 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$50.38	0.25	2.92	3.17	(0.23)		(0.23)
Year Ended July 31, 2019	$54.83	0.42	(4.28)	(3.86)	(0.59)		(0.59)
Year Ended July 31, 2018	$44.79	0.16	9.88	10.04	—		—
Year Ended July 31, 2017	$27.42	(0.02)	17.39	17.37	—		—
Year Ended July 31, 2016	$34.89	(0.03)	(7.44)	(7.47)	—		—
Year Ended July 31, 2015	$28.29	(0.14)	6.74	6.60	—		—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$46.98	0.01	2.66	2.67	—		—
Year Ended July 31, 2019	$50.85	(0.03)	(3.84)	(3.87)	—		—
Year Ended July 31, 2018	$41.95	(0.33)	9.23	8.90	—		—
Year Ended July 31, 2017	$25.94	(0.38)	16.39	16.01	—		—
Year Ended July 31, 2016	$33.36	(0.32)	(7.10)	(7.42)	—		—
Year Ended July 31, 2015	$27.32	(0.45)	6.49	6.04	—		—
Basic Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$63.98	0.02	(3.18)	(3.16)	—		—
Year Ended July 31, 2019	$74.26	0.12	(10.40)	(10.28)	—		—
Year Ended July 31, 2018	$63.66	(0.11)	10.71	10.60	—		—
Year Ended July 31, 2017	$52.40	0.13	11.22	11.35	(0.09	)(f)	(0.09)
Year Ended July 31, 2016	$47.81	(0.01)	4.60	4.59	—		—
Year Ended July 31, 2015	$57.89	(0.14)	(9.94)	(10.08)	—		—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$57.02	(0.27)	(2.82)	(3.09)	—		—
Year Ended July 31, 2019	$66.85	(0.45)	(9.38)	(9.83)	—		—
Year Ended July 31, 2018	$57.88	(0.77)	9.74	8.97	—		—
Year Ended July 31, 2017	$48.03	(0.38)	10.23	9.85	—		—
Year Ended July 31, 2016	$44.26	(0.44)	4.21	3.77	—		—
Year Ended July 31, 2015	$54.13	(0.66)	(9.21)	(9.87)	—		—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$53.32	6.24	%(d)	1.68%	1.68%		0.94%	$10,515	110	%(d)
$50.38	(6.69)%		1.80%	1.80%		0.88%	$9,484	75%
$54.83	22.39%		1.54%	1.54%		0.30%	$18,887	293%
$44.79	63.38%		1.55%	1.55%		(0.06)%	$16,953	252%
$27.42	(21.41)%		1.76%	1.72%		(0.09)%	$6,004	186%
$34.89	23.33%		1.76%	1.76%		(0.44)%	$56,794	91%

$49.65	5.71	%(d)	2.68%	2.68%		(0.06)%	$500	110	%(d)
$46.98	(7.63)%		2.80%	2.80%		(0.12)%	$769	75%
$50.85	21.22%		2.54%	2.54%		(0.70)%	$964	293%
$41.95	61.66%		2.55%	2.55%		(1.06)%	$1,076	252%
$25.94	(22.21)%		2.76%	2.72%		(1.09)%	$469	186%
$33.36	22.11%		2.76%	2.76%		(1.44)%	$6,112	91%

$60.82	(4.94	)%(d)	2.27%	1.90%		0.05%	$3,459	40	%(d)
$63.98	(13.84)%		2.15%	2.05	%(e)	0.19%	$4,637	179%
$74.26	16.65%		1.67%	1.67%		(0.15)%	$7,427	460%
$63.66	21.68%		1.67%	1.61%		0.23%	$8,266	179%
$52.40	9.60%		1.58%	1.58%		(0.02)%	$46,334	163%
$47.81	(17.41)%		1.81%	1.81%		(0.25)%	$9,500	85%

$53.93	(5.42	)%(d)	3.27%	2.90%		(0.95)%	$309	40	%(d)
$57.02	(14.72)%		3.15%	3.05	%(e)	(0.81)%	$316	179%
$66.85	15.49%		2.67%	2.67%		(1.15)%	$601	460%
$57.88	20.50%		2.66%	2.60%		(0.76)%	$639	179%
$48.03	8.54%		2.58%	2.58%		(1.02)%	$4,599	163%
$44.26	(18.23)%		2.81%	2.81%		(1.25)%	$2,641	85%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Subsequent to the issuance of the July 31, 2017 financial statements, $0.09 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Bear ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$28.37	(0.02)	(2.37)	(2.39)	(0.07)	—	(0.07)
Year Ended July 31, 2019	$30.45	0.14	(2.22)	(2.08)	—	—	—
Year Ended July 31, 2018	$35.46	(0.11)	(4.90)	(5.01)	—	—	—
Year Ended July 31, 2017(e)	$41.56	(0.41)	(5.69)	(6.10)	—	—	—
Year Ended July 31, 2016(e)	$45.82	(0.60)	(3.66)	(4.26)	—	—	—
Year Ended July 31, 2015(e)	$52.42	(0.75)	(5.85)	(6.60)	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$26.23	(0.15)	(2.17)	(2.32)	—	—	—
Year Ended July 31, 2019	$28.44	(0.14)	(2.07)	(2.21)	—	—	—
Year Ended July 31, 2018	$33.46	(0.42)	(4.60)	(5.02)	—	—	—
Year Ended July 31, 2017(e)	$39.62	(0.79)	(5.37)	(6.16)	—	—	—
Year Ended July 31, 2016(e)	$44.10	(1.05)	(3.43)	(4.48)	—	—	—
Year Ended July 31, 2015(e)	$50.98	(1.25)	(5.63)	(6.88)	—	—	—
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$51.90	0.01	6.43	6.44	—	(2.03)	(2.03)
Year Ended July 31, 2019	$66.16	0.11	(11.50)	(11.39)	—	(2.87)	(2.87)
Year Ended July 31, 2018	$63.85	(0.05)	6.85	6.80	—	(4.49)	(4.49)
Year Ended July 31, 2017	$56.32	(0.15)	7.68	7.53	—	—	—
Year Ended July 31, 2016	$77.84	(0.32)	(21.20)	(21.52)	—	—	—
Year Ended July 31, 2015	$55.20	(0.69)	29.94	29.25	—	(6.61)	(6.61)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$40.29	(0.21)	5.04	4.83	—	(2.03)	(2.03)
Year Ended July 31, 2019	$52.66	(0.35)	(9.15)	(9.50)	—	(2.87)	(2.87)
Year Ended July 31, 2018	$52.18	(0.58)	5.55	4.97	—	(4.49)	(4.49)
Year Ended July 31, 2017	$46.48	(0.60)	6.30	5.70	—	—	—
Year Ended July 31, 2016	$64.89	(0.80)	(17.61)	(18.41)	—	—	—
Year Ended July 31, 2015	$47.31	(1.27)	25.46	24.19	—	(6.61)	(6.61)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$25.91	(8.42	)%(d)	1.89%	1.89%	(0.18)%	$14,289	—
$28.37	(6.83)%		1.77%	1.77%	0.48%	$19,388	—
$30.45	(14.13)%		1.59%	1.59%	(0.34)%	$12,790	—
$35.46	(14.66)%		1.63%	1.63%	(1.07)%	$45,370	—
$41.56	(9.28)%		1.54%	1.54%	(1.37)%	$17,069	—
$45.82	(12.60)%		1.62%	1.62%	(1.59)%	$45,711	—

$23.91	(8.84	)%(d)	2.89%	2.89%	(1.18)%	$698	—
$26.23	(7.77)%		2.77%	2.77%	(0.52)%	$761	—
$28.44	(15.00)%		2.59%	2.59%	(1.34)%	$659	—
$33.46	(15.51)%		2.63%	2.63%	(2.07)%	$2,667	—
$39.62	(10.20)%		2.54%	2.54%	(2.37)%	$11,641	—
$44.10	(13.53)%		2.62%	2.62%	(2.59)%	$7,289	—

$56.31	11.96	%(d)	1.62%	1.62%	0.04%	$162,560	24	%(d)
$51.90	(17.10)%		1.52%	1.52%	0.19%	$161,970	23%
$66.16	10.94%		1.43%	1.43%	(0.08)%	$246,238	11%
$63.85	13.37%		1.45%	1.45%	(0.28)%	$320,937	14%
$56.32	(27.65)%		1.47%	1.47%	(0.55)%	$397,476	13%
$77.84	55.52%		1.52%	1.52%	(1.01)%	$812,065	11%

$43.09	11.41	%(d)	2.62%	2.62%	(0.96)%	$5,867	24	%(d)
$40.29	(17.93)%		2.52%	2.52%	(0.80)%	$5,559	23%
$52.66	9.83%		2.43%	2.43%	(1.08)%	$9,183	11%
$52.18	12.26%		2.45%	2.45%	(1.28)%	$12,721	14%
$46.48	(28.37)%		2.47%	2.47%	(1.55)%	$17,643	13%
$64.89	53.98%		2.52%	2.52%	(2.01)%	$45,648	11%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

234 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Bull ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)(d)	$45.33	0.06	3.68	3.74	(0.18)	(0.62)	(0.80)
Year Ended July 31, 2019(d)	$42.99	0.23	2.35	2.58	—	(0.24)	(0.24)
Year Ended July 31, 2018(d)	$37.65	0.08	5.27	5.34	—	—	—
Year Ended July 31, 2017(d)	$33.11	(0.15)	4.69	4.54	—	—	—
Year Ended July 31, 2016(d)	$31.96	(0.09)	1.24	1.15	—	—	—
Year Ended July 31, 2015(d)	$29.26	(0.10)	2.80	2.70	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)(d)	$37.50	(0.14)	3.02	2.88	—	(0.62)	(0.62)
Year Ended July 31, 2019(d)	$35.96	(0.12)	1.90	1.78	—	(0.24)	(0.24)
Year Ended July 31, 2018(d)	$31.80	(0.25)	4.41	4.16	—	—	—
Year Ended July 31, 2017(d)	$28.25	(0.45)	4.00	3.55	—	—	—
Year Ended July 31, 2016(d)	$27.54	(0.36)	1.07	0.71	—	—	—
Year Ended July 31, 2015(d)	$25.46	(0.37)	2.45	2.08	—	—	—
Communication Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$92.86	(0.50)	7.85	7.35	(2.88)	—	(2.88)
Year Ended July 31, 2019	$72.76	2.15	17.95	20.10	—	—	—
Year Ended July 31, 2018	$72.31	0.03	0.42	0.45	—	—	—
Year Ended July 31, 2017	$61.09	(1.02)	12.24	11.22	—	—	—
Year Ended July 31, 2016	$55.37	(0.78)	6.50	5.72	—	—	—
Year Ended July 31, 2015	$54.60	(0.82)	1.59	0.77	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$76.53	(0.89)	6.53	5.64	(1.80)	—	(1.80)
Year Ended July 31, 2019	$60.55	1.45	14.53	15.98	—	—	—
Year Ended July 31, 2018	$60.80	(0.54)	0.29	(0.25)	—	—	—
Year Ended July 31, 2017	$51.86	(1.62)	10.56	8.94	—	—	—
Year Ended July 31, 2016	$47.47	(1.20)	5.59	4.39	—	—	—
Year Ended July 31, 2015	$47.30	(1.27)	1.44	0.17	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$48.27	8.25	%(e)	1.64%	1.64%		0.25%	$62,545	50	%(e)
$45.33	5.99%		1.54%	1.54%		0.54%	$61,121	3%
$42.99	14.20%		1.44%	1.44%		0.21%	$47,074	26%
$37.65	13.68%		1.58%	1.58%		(0.44)%	$80,095	4%
$33.11	3.61%		1.58%	1.58%		(0.31)%	$57,666	368%
$31.96	9.26%		1.59%	1.59%		(0.34)%	$61,512	154%

$39.76	7.68	%(e)	2.64%	2.64%		(0.75)%	$4,432	50	%(e)
$37.50	4.93%		2.54%	2.54%		(0.45)%	$4,232	3%
$35.96	13.08%		2.43%	2.43%		(0.78)%	$4,676	26%
$31.80	12.55%		2.58%	2.58%		(1.44)%	$8,533	4%
$28.25	2.60%		2.58%	2.58%		(1.31)%	$5,380	368%
$27.54	8.16%		2.59%	2.59%		(1.34)%	$7,792	154%

$97.33	7.93	%(e)	2.69%	2.22	%(f)	(1.08)%	$7,132	50	%(e)
$92.86	27.62%		1.62%	1.62%		2.51%	$10,109	805%
$72.76	0.62%		2.22%	1.78%		0.05%	$5,680	818%
$72.31	18.37%		1.82%	1.78%		(1.46)%	$7,108	562%
$61.09	10.35%		2.10%	1.78%		(1.59)%	$5,209	962%
$55.37	1.39%		2.01%	1.78%		(1.65)%	$4,747	420%

$80.37	7.38	%(e)	3.69%	3.22	%(f)	(2.08)%	$157	50	%(e)
$76.53	26.35%		2.62%	2.62%		1.51%	$166	805%
$60.55	(0.38)%		3.22%	2.78%		(0.95)%	$123	818%
$60.80	17.22%		2.82%	2.78%		(2.46)%	$313	562%
$51.86	9.27%		3.10%	2.78%		(2.59)%	$1,236	962%
$47.47	0.36%		3.01%	2.78%		(2.65)%	$183	420%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(e)	Not annualized for periods less than one year.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Consumer Goods UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$106.18	0.30	13.35	13.65	—		(3.20)	(3.20)
Year Ended July 31, 2019	$102.40	0.14	5.02	5.16	(1.38)		—	(1.38)
Year Ended July 31, 2018	$106.08	0.46	(2.30)	(1.84)	(0.08)		(1.76)	(1.84)
Year Ended July 31, 2017	$98.42	0.19	7.47	7.66	—		—	—
Year Ended July 31, 2016	$87.62	(0.13)	11.37	11.24	(0.44	)(e)	—	(0.44)
Year Ended July 31, 2015	$72.19	0.54	15.00	15.54	—		(0.11)	(0.11)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$96.58	(0.20)	12.05	11.85	—		(3.20)	(3.20)
Year Ended July 31, 2019	$92.88	(0.73)	4.71	3.98	(0.28)		—	(0.28)
Year Ended July 31, 2018	$97.24	(0.49)	(2.11)	(2.60)	—		(1.76)	(1.76)
Year Ended July 31, 2017	$91.12	(0.70)	6.82	6.12	—		—	—
Year Ended July 31, 2016	$81.54	(0.96)	10.54	9.58	—		—	—
Year Ended July 31, 2015	$67.86	(0.23)	14.02	13.79	—		(0.11)	(0.11)
Consumer Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)(f)	$46.43	(0.08)	2.18 (g)	2.10	—		—	—
Year Ended July 31, 2019(f)	$43.14	(0.06)	5.21	5.15	—		(1.86)	(1.86)
Year Ended July 31, 2018(f)	$34.40	(0.09)	9.58	9.49	—		(0.75)	(0.75)
Year Ended July 31, 2017(f)	$29.22	(0.10)	5.28	5.18	—		—	—
Year Ended July 31, 2016(f)	$29.85	(0.11)	(0.52)	(0.63)	—		—	—
Year Ended July 31, 2015(f)	$22.25	(0.18)	8.00	7.82	—		(0.22)	(0.22)
Service Class
Six Months Ended January 31, 2020 (unaudited)(f)	$39.89	(0.28)	1.87 (g)	1.59	—		—	—
Year Ended July 31, 2019(f)	$37.73	(0.43)	4.45	4.02	—		(1.86)	(1.86)
Year Ended July 31, 2018(f)	$30.47	(0.43)	8.44	8.01	—		(0.75)	(0.75)
Year Ended July 31, 2017(f)	$26.15	(0.38)	4.70	4.32	—		—	—
Year Ended July 31, 2016(f)	$26.98	(0.36)	(0.47)	(0.83)	—		—	—
Year Ended July 31, 2015(f)	$20.32	(0.42)	7.30	6.88	—		(0.22)	(0.22)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$116.63	12.89	%(d)	2.11%	1.78%	0.54%	$7,364	75	%(d)
$106.18	5.40%		2.11%	1.91%	0.15%	$4,495	46%
$102.40	(1.87)%		1.89%	1.83%	0.44%	$5,321	155%
$106.08	7.77%		1.76%	1.76%	0.19%	$28,186	199%
$98.42	12.89%		1.75%	1.75%	(0.14)%	$18,570	236%
$87.62	21.54%		1.81%	1.75%	0.66%	$54,987	304%

$105.23	12.33	%(d)	3.11%	2.78%	(0.46)%	$335	75	%(d)
$96.58	4.38%		3.09%	2.89%	(0.83)%	$391	46%
$92.88	(2.85)%		2.89%	2.83%	(0.56)%	$699	155%
$97.24	6.72%		2.76%	2.76%	(0.81)%	$1,077	199%
$91.12	11.76%		2.75%	2.75%	(1.14)%	$3,907	236%
$81.54	20.33%		2.81%	2.75%	(0.34)%	$4,341	304%

$48.53	4.52	%(d)	1.67%	1.67%	(0.35)%	$47,337	57	%(d)
$46.43	13.46%		1.57%	1.57%	(0.13)%	$90,523	106%
$43.14	27.92%		1.52%	1.52%	(0.22)%	$131,835	35%
$34.40	17.70%		1.58%	1.58%	(0.32)%	$32,182	123%
$29.22	(2.10)%		1.56%	1.56%	(0.39)%	$39,850	37%
$29.85	35.37%		1.62%	1.62%	(0.65)%	$99,665	32%

$41.48	3.99	%(d)	2.67%	2.67%	(1.35)%	$2,279	57	%(d)
$39.89	12.34%		2.57%	2.57%	(1.13)%	$2,524	106%
$37.73	26.64%		2.52%	2.52%	(1.22)%	$5,163	35%
$30.47	16.52%		2.58%	2.58%	(1.32)%	$1,077	123%
$26.15	(3.06)%		2.56%	2.56%	(1.39)%	$722	37%
$26.98	34.02%		2.62%	2.62%	(1.65)%	$4,119	32%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be a return of capital.
(f)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

236 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$12.56	0.08	0.02	(d)	0.10	(0.11)	(0.11)
Year Ended July 31, 2019	$14.58	0.25	(0.86	)(d)	(0.61)	(1.41)	(1.41)
Year Ended July 31, 2018	$13.99	0.17	0.56		0.73	(0.14)	(0.14)
Year Ended July 31, 2017	$11.99	0.24	2.15		2.39	(0.39)	(0.39)
Year Ended July 31, 2016	$14.48	0.37	(1.50)		(1.13)	(1.36)	(1.36)
Year Ended July 31, 2015	$16.16	0.33	(1.85)		(1.52)	(0.16)	(0.16)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$13.74	0.01	0.01	(d)	0.02	—	—
Year Ended July 31, 2019	$15.32	0.11	(0.83	)(d)	(0.72)	(0.86)	(0.86)
Year Ended July 31, 2018	$14.72	0.02	0.58		0.60	—	—
Year Ended July 31, 2017	$12.35	0.10	2.27		2.37	—	—
Year Ended July 31, 2016	$14.80	0.25	(1.53)		(1.28)	(1.17)	(1.17)
Year Ended July 31, 2015	$16.54	0.17	(1.88)		(1.71)	(0.03)	(0.03)
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$15.97	(0.01)	0.02		0.01	—	—
Year Ended July 31, 2019	$17.03	0.08	(1.14)		(1.06)	—	—
Year Ended July 31, 2018	$17.77	(0.08)	(0.66)		(0.74)	—	—
Year Ended July 31, 2017	$17.76	(0.22)	0.23		0.01	—	—
Year Ended July 31, 2016	$17.83	(0.28)	0.21		(0.07)	—	—
Year Ended July 31, 2015	$21.74	(0.34)	(3.57)		(3.91)	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$14.81	(0.08)	0.01		(0.07)	—	—
Year Ended July 31, 2019	$15.93	(0.08)	(1.04)		(1.12)	—	—
Year Ended July 31, 2018	$16.78	(0.24)	(0.61)		(0.85)	—	—
Year Ended July 31, 2017	$16.92	(0.38)	0.24		(0.14)	—	—
Year Ended July 31, 2016	$17.16	(0.45)	0.21		(0.24)	—	—
Year Ended July 31, 2015	$21.14	(0.53)	(3.45)		(3.98)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$12.55	0.74	%(e)	2.10%	1.78%	1.25%	$4,601	756	%(e)
$12.56	(3.95	)%(f)	2.23%	1.78%	1.96%	$4,997	1,311%
$14.58	5.30	%(g)	1.87%	1.75%	1.19%	$3,109	540%
$13.99	20.40%		1.82%	1.78%	1.90%	$11,133	1,157%
$11.99	(8.11)%		1.84%	1.78%	3.14%	$3,726	718%
$14.48	(9.50)%		1.80%	1.78%	2.18%	$3,628	394%

$13.76	0.15	%(e)	3.10%	2.78%	0.25%	$208	756	%(e)
$13.74	(4.80	)%(f)	3.23%	2.78%	0.96%	$265	1,311%
$15.32	4.14	%(g)	2.87%	2.75%	0.19%	$328	540%
$14.72	19.19%		2.82%	2.78%	0.90%	$477	1,157%
$12.35	(8.96)%		2.84%	2.78%	2.14%	$262	718%
$14.80	(10.34)%		2.80%	2.78%	1.18%	$1,631	394%

$15.98	0.06	%(e)	8.99%	1.78%	(0.08)%	$1,090	—
$15.97	(6.22)%		2.98%	1.78%	0.48%	$1,000	—
$17.03	(4.16)%		2.96%	1.78%	(0.44)%	$1,255	—
$17.77	0.06%		3.38%	1.78%	(1.33)%	$1,965	—
$17.76	(0.39)%		2.43%	1.78%	(1.60)%	$2,480	—
$17.83	(17.99)%		2.48%	1.78%	(1.75)%	$2,829	—

$14.74	(0.41	)%(e)	9.99%	2.78%	(1.08)%	$9	—
$14.81	(7.09)%		3.98%	2.78%	(0.52)%	$7	—
$15.93	(5.07)%		3.96%	2.78%	(1.44)%	$744	—
$16.78	(0.89)%		4.38%	2.78%	(2.33)%	$487	—
$16.92	(1.34)%		3.43%	2.78%	(2.60)%	$1,285	—
$17.16	(18.83)%		3.48%	2.78%	(2.75)%	$1,798	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	During the year ended July 31, 2019, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 2.65%.
(g)	During the year ended July 31, 2018, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.44%.

See accompanying notes to the financial statements.

Financial Highlights :: 237

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$24.82	0.07	2.27		2.34	(0.46)	—	(0.46)
Year Ended July 31, 2019	$23.18	0.13	1.51	(e)	1.64	—	—	—
Year Ended July 31, 2018	$19.90	0.01	3.27		3.28	—	—	—
Year Ended July 31, 2017	$14.65	(0.01)	5.26		5.25	—	—	—
Year Ended July 31, 2016	$15.63	(0.02)	(0.96)		(0.98)	—	—	—
Year Ended July 31, 2015	$12.93	(0.07)	2.77		2.70	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$21.11	(0.04)	1.91		1.87	(0.16)	—	(0.16)
Year Ended July 31, 2019	$19.91	(0.07)	1.27	(e)	1.20	—	—	—
Year Ended July 31, 2018	$17.27	(0.18)	2.82		2.64	—	—	—
Year Ended July 31, 2017	$12.83	(0.16)	4.60		4.44	—	—	—
Year Ended July 31, 2016	$13.83	(0.15)	(0.85)		(1.00)	—	—	—
Year Ended July 31, 2015	$11.56	(0.20)	2.47		2.27	—	—	—
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$61.57	(0.03)	8.16		8.13	(0.03)	—	(0.03)
Year Ended July 31, 2019	$60.66	0.10	0.83	(e)	0.93	(0.02)	—	(0.02)
Year Ended July 31, 2018	$56.25	(0.05)	10.27		10.22	—	(5.81)	(5.81)
Year Ended July 31, 2017	$51.01	(0.14)	5.38		5.24	—	—	—
Year Ended July 31, 2016	$54.33	(0.12)	(3.20)		(3.32)	—	—	—
Year Ended July 31, 2015	$38.48	(0.35)	16.80		16.45	—	(0.60)	(0.60)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$51.25	(0.30)	6.79		6.49	—	—	—
Year Ended July 31, 2019	$50.97	(0.40)	0.68	(e)	0.28	—	—	—
Year Ended July 31, 2018	$48.57	(0.53)	8.74		8.21	—	(5.81)	(5.81)
Year Ended July 31, 2017	$44.49	(0.57)	4.65		4.08	—	—	—
Year Ended July 31, 2016	$47.86	(0.54)	(2.83)		(3.37)	—	—	—
Year Ended July 31, 2015	$34.30	(0.78)	14.94		14.16	—	(0.60)	(0.60)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$26.70	9.42	%(d)	1.78%	1.78%	0.54%	$11,805	155	%(d)
$24.82	7.07%		1.72%	1.72%	0.56%	$39,881	394%
$23.18	16.48%		1.66%	1.66%	0.06%	$9,238	360%
$19.90	35.84%		1.68%	1.68%	(0.03)%	$15,981	211%
$14.65	(6.27)%		1.76%	1.76%	(0.14)%	$8,204	275%
$15.63	20.88%		1.77%	1.74%	(0.46)%	$58,917	190%

$22.82	8.85	%(d)	2.78%	2.78%	(0.46)%	$667	155	%(d)
$21.11	5.97%		2.72%	2.72%	(0.44)%	$1,326	394%
$19.91	15.34%		2.66%	2.66%	(0.94)%	$811	360%
$17.27	34.61%		2.68%	2.68%	(1.03)%	$1,588	211%
$12.83	(7.23)%		2.76%	2.76%	(1.14)%	$838	275%
$13.83	19.64%		2.77%	2.74%	(1.46)%	$5,606	190%

$69.67	13.21	%(d)	1.85%	1.85%	(0.10)%	$43,456	65	%(d)
$61.57	1.54%		1.58%	1.58%	0.16%	$14,650	226%
$60.66	19.30%		1.56%	1.56%	(0.09)%	$39,320	151%
$56.25	10.25%		1.58%	1.58%	(0.27)%	$60,081	215%
$51.01	(6.09)%		1.53%	1.53%	(0.26)%	$37,647	7%
$54.33	43.08%		1.61%	1.61%	(0.73)%	$150,159	47%

$57.74	12.66	%(d)	2.81%	2.81%	(1.06)%	$1,723	65	%(d)
$51.25	0.55%		2.55%	2.55%	(0.81)%	$1,328	226%
$50.97	18.14%		2.55%	2.55%	(1.08)%	$2,230	151%
$48.57	9.17%		2.58%	2.58%	(1.27)%	$2,507	215%
$44.49	(7.04)%		2.53%	2.53%	(1.26)%	$3,213	7%
$47.86	41.64%		2.61%	2.61%	(1.73)%	$17,517	47%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

238 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)(d)	$39.16	(0.02)	2.34	2.32	—	—
Year Ended July 31, 2019(d)	$36.86	(0.04)	2.34	2.30	—	—
Year Ended July 31, 2018(d)	$31.94	(0.04)	6.39	6.35	(1.43)	(1.43)
Year Ended July 31, 2017(d)	$25.23	(0.06)	6.77	6.71	—	—
Year Ended July 31, 2016(d)	$22.83	(0.08)	2.61	2.53	(0.13)	(0.13)
Year Ended July 31, 2015(d)	$21.29	(0.15)	2.04	1.89	(0.35)	(0.35)
Service Class
Six Months Ended January 31, 2020 (unaudited)(d)	$34.18	(0.20)	2.05	1.85	—	—
Year Ended July 31, 2019(d)	$32.50	(0.35)	2.03	1.68	—	—
Year Ended July 31, 2018(d)	$28.59	(0.35)	5.69	5.34	(1.43)	(1.43)
Year Ended July 31, 2017(d)	$22.80	(0.31)	6.10	5.79	—	—
Year Ended July 31, 2016(d)	$20.85	(0.28)	2.36	2.08	(0.13)	(0.13)
Year Ended July 31, 2015(d)	$19.67	(0.36)	1.89	1.53	(0.35)	(0.35)
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$99.45	(0.31)	(2.87)	(3.18)	(0.11)	(0.11)
Year Ended July 31, 2019	$92.57	(0.67)	7.55	6.88	—	—
Year Ended July 31, 2018	$64.99	(0.75)	34.78	34.03	(6.45)	(6.45)
Year Ended July 31, 2017	$46.16	(0.62)	19.54	18.92	(0.09)	(0.09)
Year Ended July 31, 2016	$46.02	(0.54)	3.66	3.12	(2.98)	(2.98)
Year Ended July 31, 2015	$34.92	(0.50)	11.91	11.41	(0.31)	(0.31)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$76.99	(0.66)	(2.18)	(2.84)	(0.11)	(0.11)
Year Ended July 31, 2019	$72.39	(1.39)	5.99	4.60	—	—
Year Ended July 31, 2018	$52.50	(1.39)	27.73	26.34	(6.45)	(6.45)
Year Ended July 31, 2017	$37.68	(1.06)	15.97	14.91	(0.09)	(0.09)
Year Ended July 31, 2016	$38.48	(0.90)	3.08	2.18	(2.98)	(2.98)
Year Ended July 31, 2015	$29.53	(0.82)	10.08	9.26	(0.31)	(0.31)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$41.48	5.93	%(e)	1.99%	1.92%		(0.12)%	$9,587	39	%(e)
$39.16	6.22%		1.84%	1.84%		(0.10)%	$9,520	485%
$36.86	20.04%		1.63%	1.63%		(0.12)%	$7,850	240%
$31.94	26.61%		1.72%	1.72%		(0.21)%	$27,147	294%
$25.23	11.23%		1.79%	1.79	%(f)	(0.33)%	$12,037	270%
$22.83	8.94%		1.80%	1.74%		(0.65)%	$5,699	308%

$36.03	5.41	%(e)	2.99%	2.92%		(1.12)%	$688	39	%(e)
$34.18	5.16%		2.84%	2.84%		(1.10)%	$962	485%
$32.50	18.83%		2.63%	2.63%		(1.12)%	$510	240%
$28.59	25.36%		2.72%	2.72%		(1.21)%	$889	294%
$22.80	10.14%		2.79%	2.79	%(f)	(1.33)%	$601	270%
$20.85	7.86%		2.80%	2.74%		(1.65)%	$1,809	308%

$96.16	(3.19	)%(e)	1.62%	1.62%		(0.70)%	$155,606	16	%(e)
$99.45	7.43%		1.50%	1.50%		(0.75)%	$209,745	61%
$92.57	55.54%		1.42%	1.42%		(0.94)%	$275,914	69%
$64.99	41.01%		1.46%	1.46%		(1.17)%	$139,470	27%
$46.16	7.12%		1.50%	1.50%		(1.32)%	$77,895	65%
$46.02	32.96%		1.57%	1.57%		(1.31)%	$76,318	68%

$74.04	(3.67	)%(e)	2.62%	2.62%		(1.70)%	$7,483	16	%(e)
$76.99	6.35%		2.50%	2.50%		(1.75)%	$10,311	61%
$72.39	54.00%		2.42%	2.42%		(1.94)%	$16,652	69%
$52.50	39.59%		2.46%	2.46%		(2.17)%	$8,697	27%
$37.68	6.02%		2.50%	2.50%		(2.32)%	$3,752	65%
$38.48	31.69%		2.56%	2.56%		(2.30)%	$8,932	68%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Annualized for periods less than one year.

(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

(e)	Not annualized for periods less than one year.

(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 239

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$95.94	(0.09)	8.82	8.73	—	(4.33)	(4.33)
Year Ended July 31, 2019	$90.85	(0.12)	6.68	6.56	—	(1.47)	(1.47)
Year Ended July 31, 2018	$77.09	(0.15)	15.06	14.91	—	(1.15)	(1.15)
Year Ended July 31, 2017	$68.05	— (e)	9.97	9.97	—	(0.93)	(0.93)
Year Ended July 31, 2016	$65.97	(0.02)	2.14	2.12	—	(0.04)	(0.04)
Year Ended July 31, 2015	$59.32	(0.01)	7.81	7.80	—	(1.15)	(1.15)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$80.47	(0.50)	7.36	6.86	—	(4.33)	(4.33)
Year Ended July 31, 2019	$77.22	(0.89)	5.61	4.72	—	(1.47)	(1.47)
Year Ended July 31, 2018	$66.34	(0.85)	12.88	12.03	—	(1.15)	(1.15)
Year Ended July 31, 2017	$59.27	(0.62)	8.62	8.00	—	(0.93)	(0.93)
Year Ended July 31, 2016	$58.05	(0.57)	1.83	1.26	—	(0.04)	(0.04)
Year Ended July 31, 2015	$52.82	(0.57)	6.95	6.38	—	(1.15)	(1.15)
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$66.30	0.29	4.48	4.77	—	—	—
Year Ended July 31, 2019	$66.02	0.45	2.05	2.50	—	(2.22)	(2.22)
Year Ended July 31, 2018	$61.42	0.40	4.84	5.24	(0.42)	(0.22)	(0.64)
Year Ended July 31, 2017	$54.89	0.43	6.23	6.66	(0.13)	—	(0.13)
Year Ended July 31, 2016	$53.40	0.49	1.64	2.13	(0.38)	(0.26)	(0.64)
Year Ended July 31, 2015	$52.78	0.40	2.05	2.45	(0.32)	(1.51)	(1.83)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$59.23	(0.02)	3.95	3.93	—	—	—
Year Ended July 31, 2019	$59.82	(0.12)	1.75	1.63	—	(2.22)	(2.22)
Year Ended July 31, 2018	$55.88	(0.18)	4.34	4.16	—	(0.22)	(0.22)
Year Ended July 31, 2017	$50.33	(0.10)	5.65	5.55	—	—	—
Year Ended July 31, 2016	$49.33	0.02	1.44	1.46	(0.20)	(0.26)	(0.46)
Year Ended July 31, 2015	$49.07	(0.11)	1.88	1.77	—	(1.51)	(1.51)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$100.34	9.21	%(d)	1.75%	1.75%	(0.19)%		$16,688	239	%(d)
$95.94	7.56%		1.61%	1.61%	(0.14)%		$22,113	536%
$90.85	19.47%		1.57%	1.57%	(0.18)%		$33,364	380%
$77.09	14.82%		1.68%	1.68%	—	%(f)	$32,726	592%
$68.05	3.23%		1.78%	1.78%	(0.03)%		$23,301	460%
$65.97	13.31%		1.92%	1.78%	(0.01)%		$15,741	550%

$83.00	8.66	%(d)	2.75%	2.75%	(1.19)%		$3,901	239	%(d)
$80.47	6.50%		2.61%	2.61%	(1.14)%		$3,894	536%
$77.22	18.28%		2.57%	2.57%	(1.18)%		$1,307	380%
$66.34	13.68%		2.68%	2.68%	(1.00)%		$3,945	592%
$59.27	2.19%		2.78%	2.78%	(1.03)%		$1,165	460%
$58.05	12.22%		2.92%	2.78%	(1.01)%		$8,346	550%

$71.07	7.19	%(d)	1.71%	1.71%	0.82%		$22,820	263	%(d)
$66.30	4.38%		1.80%	1.77%	0.71%		$11,810	1,011%
$66.02	8.55%		1.85%	1.78%	0.64%		$5,296	788%
$61.42	12.12%		1.85%	1.78%	0.75%		$6,916	498%
$54.89	4.11%		1.86%	1.78%	0.97%		$11,599	813%
$53.40	4.73%		1.96%	1.84%	0.74%		$9,509	600%

$63.16	6.63	%(d)	2.71%	2.71%	(0.18)%		$1,842	263	%(d)
$59.23	3.37%		2.80%	2.77%	(0.29)%		$1,233	1,011%
$59.82	7.44%		2.85%	2.78%	(0.36)%		$635	788%
$55.88	11.01%		2.85%	2.78%	(0.25)%		$2,159	498%
$50.33	3.06%		2.86%	2.78%	(0.03)%		$2,182	813%
$49.33	3.67%		2.96%	2.84%	(0.26)%		$750	600%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Annualized for periods less than one year.

(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

240 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$87.39	(0.14)	1.78		1.64	(0.08)	(4.27)		(4.35)
Year Ended July 31, 2019	$91.18	0.02	(1.59)		(1.57)	(0.05)	(2.17)		(2.22)
Year Ended July 31, 2018	$87.31	(0.20)	10.73		10.53	—	(6.66)		(6.66)
Year Ended July 31, 2017	$77.58	(0.42)	10.15		9.73	—	—		—
Year Ended July 31, 2016	$74.89	(0.33)	3.05		2.72	—	(0.03	)(g)	(0.03)
Year Ended July 31, 2015	$69.08	(0.39)	6.86		6.47	—	(0.66)		(0.66)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$72.34	(0.50)	1.53		1.03	—	(4.27)		(4.27)
Year Ended July 31, 2019	$76.62	(0.69)	(1.42)		(2.11)	—	(2.17)		(2.17)
Year Ended July 31, 2018	$75.06	(0.96)	9.18		8.22	—	(6.66)		(6.66)
Year Ended July 31, 2017	$67.36	(1.13)	8.83		7.70	—	—		—
Year Ended July 31, 2016	$65.71	(0.95)	2.63		1.68	—	(0.03	)(g)	(0.03)
Year Ended July 31, 2015	$61.30	(1.04)	6.11		5.07	—	(0.66)		(0.66)
Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$94.01	(0.25)	2.61	(h)	2.36	—	—		—
Year Ended July 31, 2019	$93.83	(0.40)	0.58	(h)	0.18	—	—		—
Year Ended July 31, 2018	$82.27	(0.50)	12.06		11.56	—	—		—
Year Ended July 31, 2017	$73.58	(0.44)	9.13		8.69	—	—		—
Year Ended July 31, 2016	$72.42	(0.38)	1.54		1.16	—	—		—
Year Ended July 31, 2015	$63.43	(0.33)	9.32		8.99	—	—		—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$78.22	(0.65)	2.19	(h)	1.54	—	—		—
Year Ended July 31, 2019	$78.84	(1.15)	0.53	(h)	(0.62)	—	—		—
Year Ended July 31, 2018	$69.82	(1.25)	10.27		9.02	—	—		—
Year Ended July 31, 2017	$63.07	(1.09)	7.84		6.75	—	—		—
Year Ended July 31, 2016	$62.72	(0.96)	1.31		0.35	—	—		—
Year Ended July 31, 2015	$55.50	(0.94)	8.16		7.22	—	—		—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$84.68	1.76	%(d)(e)	2.14%	2.14	%(f)	(0.32)%	$9,583	149	%(d)
$87.39	(1.25)%		1.67%	1.67%		0.03%	$7,025	43%
$91.18	12.38%		1.54%	1.54%		(0.23)%	$19,933	21%
$87.31	12.54%		1.57%	1.57%		(0.51)%	$47,686	603%
$77.58	3.64%		1.51%	1.51%		(0.47)%	$56,035	1,455%
$74.89	9.47%		1.46%	1.46%		(0.53)%	$26,624	158%

$69.10	1.27	%(d)(e)	3.14%	3.14	%(f)	(1.32)%	$673	149	%(d)
$72.34	(2.23)%		2.67%	2.67%		(0.97)%	$2,655	43%
$76.62	11.26%		2.54%	2.54%		(1.23)%	$783	21%
$75.06	11.41%		2.57%	2.57%		(1.51)%	$952	603%
$67.36	2.57%		2.51%	2.51%		(1.47)%	$981	1,455%
$65.71	8.40%		2.46%	2.46%		(1.53)%	$5,174	158%

$96.37	2.51	%(d)	1.82%	1.82%		(0.55)%	$6,196	206	%(d)
$94.01	0.19%		1.73%	1.73%		(0.44)%	$17,792	385%
$93.83	14.05%		1.70%	1.70%		(0.56)%	$19,895	384%
$82.27	11.81%		1.80%	1.78%		(0.59)%	$9,086	242%
$73.58	1.60%		1.81%	1.78%		(0.58)%	$22,383	666%
$72.42	14.17%		1.85%	1.74%		(0.50)%	$11,267	712%

$79.76	1.97	%(d)	2.82%	2.82%		(1.55)%	$1,722	206	%(d)
$78.22	(0.79)%		2.73%	2.73%		(1.44)%	$2,315	385%
$78.84	12.92%		2.70%	2.70%		(1.56)%	$950	384%
$69.82	10.68%		2.80%	2.78%		(1.59)%	$1,305	242%
$63.07	0.57%		2.81%	2.78%		(1.58)%	$1,875	666%
$62.72	13.01%		2.85%	2.74%		(1.50)%	$8,069	712%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Annualized for periods less than one year.

(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

(e)	During the period ended January 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.18%.

(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.

(g)	Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

(h)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 241

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$73.65	0.20	0.94	1.14	(0.31)	—	(0.31)
Year Ended July 31, 2019	$78.08	0.08	(2.04)	(1.96)	(0.11)	(2.36)	(2.47)
Year Ended July 31, 2018	$78.19	(0.11)	8.25	8.14	—	(8.25)	(8.25)
Year Ended July 31, 2017	$69.63	(0.01)	8.99	8.98	(0.18)	(0.24)	(0.42)
Year Ended July 31, 2016	$65.60	0.26	3.77	4.03	—	—	—
Year Ended July 31, 2015	$66.49	(0.04)	2.38	2.34	—	(3.23)	(3.23)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$60.23	(0.10)	0.72	0.62	—	—	—
Year Ended July 31, 2019	$64.88	(0.52)	(1.77)	(2.29)	—	(2.36)	(2.36)
Year Ended July 31, 2018	$66.90	(0.76)	6.99	6.23	—	(8.25)	(8.25)
Year Ended July 31, 2017	$60.06	(0.64)	7.72	7.08	—	(0.24)	(0.24)
Year Ended July 31, 2016	$57.22	(0.29)	3.13	2.84	—	—	—
Year Ended July 31, 2015	$58.98	(0.64)	2.11	1.47	—	(3.23)	(3.23)
Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$76.83	(0.10)	10.84	10.74	—	(0.74)	(0.74)
Year Ended July 31, 2019	$71.37	0.02	5.44	5.46	—	—	—
Year Ended July 31, 2018	$58.96	(0.19)	13.07	12.88	—	(0.47)	(0.47)
Year Ended July 31, 2017	$47.81	(0.33)	11.48	11.15	—	—	—
Year Ended July 31, 2016(e)	$46.73	(0.37)	1.45	1.08	—	—	—
Year Ended July 31, 2015(e)	$40.45	(0.38)	7.11	6.73	—	(0.45)	(0.45)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$62.84	(0.43)	8.86	8.43	—	(0.74)	(0.74)
Year Ended July 31, 2019	$58.96	(0.56)	4.44	3.88	—	—	—
Year Ended July 31, 2018	$49.27	(0.74)	10.90	10.16	—	(0.47)	(0.47)
Year Ended July 31, 2017	$40.36	(0.78)	9.69	8.91	—	—	—
Year Ended July 31, 2016(e)	$39.85	(0.75)	1.26	0.51	—	—	—
Year Ended July 31, 2015(e)	$34.91	(0.76)	6.15	5.39	—	(0.45)	(0.45)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$74.48	1.53	%(d)	1.96%	1.78%	0.56%	$4,956	166	%(d)
$73.65	(1.94)%		1.78%	1.78%	0.11%	$5,554	708%
$78.08	10.85%		1.94%	1.78%	(0.15)%	$7,731	312%
$78.19	12.90%		1.85%	1.78%	(0.01)%	$7,609	281%
$69.63	6.14%		1.84%	1.78%	0.41%	$33,251	913%
$65.60	3.65%		2.29%	1.78%	(0.06)%	$5,837	681%

$60.85	1.03	%(d)	2.96%	2.78%	(0.44)%	$566	166	%(d)
$60.23	(2.89)%		2.78%	2.78%	(0.89)%	$587	708%
$64.88	9.73%		2.94%	2.78%	(1.15)%	$562	312%
$66.90	11.78%		2.85%	2.78%	(1.01)%	$626	281%
$60.06	4.98%		2.84%	2.78%	(0.59)%	$1,458	913%
$57.22	2.60%		3.29%	2.78%	(1.06)%	$725	681%

$86.83	14.01	%(d)	1.55%	1.55%	(0.26)%	$92,189	6	%(d)
$76.83	7.65%		1.52%	1.52%	0.03%	$101,799	15%
$71.37	21.94%		1.44%	1.44%	(0.30)%	$83,056	3%
$58.96	23.32%		1.49%	1.49%	(0.64)%	$99,069	4%
$47.81	2.30%		1.54%	1.54%	(0.84)%	$53,723	362%
$46.73	16.75%		1.60%	1.60%	(0.89)%	$53,777	100%

$70.53	13.45	%(d)	2.54%	2.54%	(1.25)%	$8,493	6	%(d)
$62.84	6.58%		2.51%	2.51%	(0.96)%	$5,884	15%
$58.96	20.75%		2.44%	2.44%	(1.30)%	$8,137	3%
$49.27	22.05%		2.49%	2.49%	(1.64)%	$5,022	4%
$40.36	1.27%		2.54%	2.54%	(1.84)%	$2,863	362%
$39.85	15.57%		2.60%	2.60%	(1.89)%	$25,334	100%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Annualized for periods less than one year.

(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

242 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$29.28	0.21	(5.44)	(5.23)	(0.38)	(0.38)
Year Ended July 31, 2019	$42.24	0.37	(12.87)	(12.50)	(0.46)	(0.46)
Year Ended July 31, 2018	$33.39	0.29	8.88	9.17	(0.32)	(0.32)
Year Ended July 31, 2017	$35.19	0.28	(1.85)	(1.57)	(0.23)	(0.23)
Year Ended July 31, 2016	$37.47	0.23	(2.34)	(2.11)	(0.17)	(0.17)
Year Ended July 31, 2015	$62.53	0.18	(25.24)	(25.06)	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$25.07	0.10	(4.73)	(4.63)	(0.06)	(0.06)
Year Ended July 31, 2019	$36.03	0.08	(10.96)	(10.88)	(0.08)	(0.08)
Year Ended July 31, 2018	$28.53	(0.02)	7.52	7.50	—	—
Year Ended July 31, 2017	$30.19	(0.03)	(1.63)	(1.66)	—	—
Year Ended July 31, 2016	$32.29	(0.06)	(2.04)	(2.10)	—	—
Year Ended July 31, 2015	$54.42	(0.23)	(21.90)	(22.13)	—	—
Oil Equipment & Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)(e)	$41.50	— (f)	(13.13)	(13.13)	—	—
Year Ended July 31, 2019(e)	$100.93	(0.32)	(58.07)	(58.39)	(1.04)	(1.04)
Year Ended July 31, 2018(e)	$100.28	0.80	2.17	2.97	(2.32)	(2.32)
Year Ended July 31, 2017(e)	$107.70	1.68	(9.02)	(7.34)	(0.08)	(0.08)
Year Ended July 31, 2016(e)	$140.75	0.40	(33.45)	(33.05)	—	—
Year Ended July 31, 2015(e)	$250.62	0.32	(110.19)	(109.87)	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)(e)	$37.87	(0.15)	(11.99)	(12.14)	—	—
Year Ended July 31, 2019(e)	$90.72	(0.80)	(52.05)	(52.85)	— (f)	— (f)
Year Ended July 31, 2018(e)	$89.99	(0.08)	1.85	1.77	(1.04)	(1.04)
Year Ended July 31, 2017(e)	$97.47	0.56	(8.04)	(7.48)	—	—
Year Ended July 31, 2016(e)	$128.68	(0.56)	(30.65)	(31.21)	—	—
Year Ended July 31, 2015(e)	$231.59	(1.44)	(101.47)	(102.91)	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$23.67	(18.07	)%(d)	1.85%	1.85%		1.61%	$10,645	13	%(d)
$29.28	(29.45)%		1.74%	1.74%		1.11%	$13,402	53%
$42.24	27.56%		1.56%	1.56%		0.78%	$43,157	152%
$33.39	(4.58)%		1.60%	1.60%		0.79%	$20,228	110%
$35.19	(5.56)%		1.54%	1.54%		0.69%	$59,096	16%
$37.47	(40.08)%		1.61%	1.61%		0.38%	$23,965	50%

$20.38	(18.49	)%(d)	2.85%	2.85%		0.61%	$493	13	%(d)
$25.07	(30.16)%		2.74%	2.74%		0.11%	$730	53%
$36.03	26.29%		2.56%	2.56%		(0.22)%	$1,651	152%
$28.53	(5.50)%		2.60%	2.60%		(0.21)%	$1,929	110%
$30.19	(6.50)%		2.54%	2.54%		(0.31)%	$3,140	16%
$32.29	(40.67)%		2.61%	2.61%		(0.62)%	$5,075	50%

$28.37	(31.67	)%(d)	2.10%	1.94%		(0.01)%	$4,620	248	%(d)
$41.50	(57.83)%		2.09%	2.09	%(g)	(0.61)%	$6,205	248%
$100.93	3.02%		1.60%	1.60%		0.83%	$8,203	316%
$100.28	(6.79)%		1.62%	1.62%		1.42%	$13,703	201%
$107.70	(23.48)%		1.79%	1.78%		0.37%	$12,176	229%
$140.75	(43.86)%		1.78%	1.77%		0.17%	$7,219	92%

$25.73	(32.00	)%(d)	3.10%	2.94%		(1.01)%	$321	248	%(d)
$37.87	(58.27)%		3.09%	3.09	%(g)	(1.61)%	$373	248%
$90.72	1.99%		2.60%	2.60%		(0.17)%	$318	316%
$89.99	(7.71)%		2.62%	2.62%		0.42%	$503	201%
$97.47	(24.24)%		2.79%	2.78%		(0.63)%	$233	229%
$128.68	(44.42)%		2.78%	2.77%		(0.83)%	$472	92%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Annualized for periods less than one year.

(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

(e)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.

(f)	Amount is less than $0.005.

(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 243

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$20.75	— (d)	3.17	3.17	—	—		—
Year Ended July 31, 2019	$26.29	0.01	(4.71)	(4.70)	(0.04)	(0.80)		(0.84)
Year Ended July 31, 2018	$25.66	0.12	1.61	1.73	—	(1.10)		(1.10)
Year Ended July 31, 2017	$26.29	0.03	(0.66)	(0.63)	—	—		—
Year Ended July 31, 2016	$26.03	(0.04)	0.32	0.28	—	(0.02	)(f)	(0.02)
Year Ended July 31, 2015	$20.84	(0.08)	6.46	6.38	—	(1.19)		(1.19)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$18.03	(0.09)	2.74	2.65	—	—		—
Year Ended July 31, 2019	$23.16	(0.20)	(4.13)	(4.33)	—	(0.80)		(0.80)
Year Ended July 31, 2018	$22.96	(0.10)	1.40	1.30	—	(1.10)		(1.10)
Year Ended July 31, 2017	$23.76	(0.19)	(0.61)	(0.80)	—	—		—
Year Ended July 31, 2016	$23.76	(0.25)	0.27	0.02	—	(0.02	)(f)	(0.02)
Year Ended July 31, 2015	$19.30	(0.30)	5.95	5.65	—	(1.19)		(1.19)
Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$41.21	(0.15)	11.21	11.06	—	—		—
Year Ended July 31, 2019	$32.32	(0.02)	8.91	8.89	—	—		—
Year Ended July 31, 2018	$39.29	(0.22)	(6.75)	(6.97)	—	—		—
Year Ended July 31, 2017	$65.02	(0.36)	(25.37)	(25.73)	—	—		—
Year Ended July 31, 2016(g)	$21.76	(0.35)	43.61	43.26	—	—		—
Year Ended July 31, 2015(g)	$71.85	(0.20)	(49.89)	(50.09)	—	—		—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$35.72	(0.35)	9.71	9.36	—	—		—
Year Ended July 31, 2019	$28.31	(0.29)	7.70	7.41	—	—		—
Year Ended July 31, 2018	$34.75	(0.54)	(5.90)	(6.44)	—	—		—
Year Ended July 31, 2017	$58.09	(0.74)	(22.60)	(23.34)	—	—		—
Year Ended July 31, 2016(g)	$19.65	(0.67)	39.11	38.44	—	—		—
Year Ended July 31, 2015(g)	$65.45	(0.65)	(45.15)	(45.80)	—	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$23.92	15.28	%(e)	2.37%	1.89%	0.02%	$3,818	83	%(e)
$20.75	(17.69)%		1.97%	1.86%	0.06%	$5,039	223%
$26.29	6.97%		1.78%	1.78%	0.48%	$7,173	192%
$25.66	(2.40)%		1.75%	1.75%	0.13%	$9,592	159%
$26.29	1.08%		1.76%	1.76%	(0.17)%	$14,631	79%
$26.03	31.57%		1.73%	1.73%	(0.35)%	$24,071	35%

$20.68	14.70	%(e)	3.37%	2.89%	(0.98)%	$1,071	83	%(e)
$18.03	(18.53)%		2.97%	2.86%	(0.94)%	$435	223%
$23.16	5.88%		2.78%	2.78%	(0.52)%	$822	192%
$22.96	(3.37)%		2.75%	2.75%	(0.87)%	$969	159%
$23.76	0.09%		2.76%	2.76%	(1.17)%	$1,468	79%
$23.76	30.26%		2.73%	2.73%	(1.35)%	$2,286	35%

$52.27	26.84	%(e)	1.65%	1.65%	(0.63)%	$37,478	73	%(e)
$41.21	27.51%		1.62%	1.62%	(0.07)%	$29,785	228%
$32.32	(17.74)%		1.52%	1.52%	(0.60)%	$23,965	192%
$39.29	(39.58)%		1.52%	1.52%	(0.84)%	$26,951	309%
$65.02	198.99%		1.55%	1.55%	(1.04)%	$52,251	167%
$21.76	(69.73)%		1.71%	1.71%	(0.48)%	$13,341	117%

$45.08	26.20	%(e)	2.65%	2.65%	(1.63)%	$1,658	73	%(e)
$35.72	26.17%		2.62%	2.62%	(1.07)%	$1,131	228%
$28.31	(18.53)%		2.52%	2.52%	(1.60)%	$1,465	192%
$34.75	(40.18)%		2.52%	2.52%	(1.84)%	$1,588	309%
$58.09	195.62%		2.55%	2.55%	(2.04)%	$3,468	167%
$19.65	(69.98)%		2.71%	2.71%	(1.48)%	$670	117%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Annualized for periods less than one year.

(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.

(e)	Not annualized for periods less than one year.

(f)	Subsequent to the issuance of the July 31, 2016 financial statements, $0.01 of the distribution was determined to be a return of capital.

(g)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

244 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$51.60	0.34	4.77	5.11	(1.09)		(1.09)
Year Ended July 31, 2019	$45.14	0.81	6.47	7.28	(0.82)		(0.82)
Year Ended July 31, 2018	$43.65	0.22	1.27	1.49	—		—
Year Ended July 31, 2017	$47.55	0.09	(2.52)	(2.43)	(1.47	)(e)	(1.47)
Year Ended July 31, 2016	$37.58	0.21	9.83	10.04	(0.07)		(0.07)
Year Ended July 31, 2015	$34.24	0.08	3.39	3.47	(0.13)		(0.13)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$49.28	0.08	4.53	4.61	(0.78)		(0.78)
Year Ended July 31, 2019	$42.78	0.37	6.19	6.56	(0.06)		(0.06)
Year Ended July 31, 2018	$41.77	(0.18)	1.19	1.01	—		—
Year Ended July 31, 2017	$45.73	(0.32)	(2.44)	(2.76)	(1.20	)(e)	(1.20)
Year Ended July 31, 2016	$36.44	(0.17)	9.46	9.29	—		—
Year Ended July 31, 2015	$33.44	(0.30)	3.30	3.00	—		—
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$35.49	(0.01)	(5.23)	(5.24)	(0.42)		(0.42)
Year Ended July 31, 2019	$41.55	0.27	(6.33)	(6.06)	—		—
Year Ended July 31, 2018	$41.26	(0.08)	0.37	0.29	—		—
Year Ended July 31, 2017(f)	$36.13	(0.44)	5.57	5.13	—		—
Year Ended July 31, 2016(f)	$46.76	(0.56)	(10.07)	(10.63)	—		—
Year Ended July 31, 2015(f)	$56.03	(0.72)	(8.55)	(9.27)	—		—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$31.42	(0.15)	(4.66)	(4.81)	—		—
Year Ended July 31, 2019	$37.17	(0.09)	(5.66)	(5.75)	—		—
Year Ended July 31, 2018	$37.27	(0.45)	0.35	(0.10)	—		—
Year Ended July 31, 2017(f)	$32.96	(0.81)	5.12	4.31	—		—
Year Ended July 31, 2016(f)	$43.10	(0.96)	(9.18)	(10.14)	—		—
Year Ended July 31, 2015(f)	$52.18	(1.20)	(7.88)	(9.08)	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$55.62	9.98	%(d)	1.74%	1.74%	1.25%	$11,414	118	%(d)
$51.60	16.49%		1.62%	1.62%	1.71%	$25,665	345%
$45.14	3.41%		1.92%	1.89%	0.52%	$6,197	374%
$43.65	(4.85)%		1.68%	1.68%	0.21%	$10,717	195%
$47.55	26.77%		1.65%	1.65%	0.55%	$64,740	101%
$37.58	10.15%		1.74%	1.74%	0.20%	$22,679	112%

$53.11	9.40	%(d)	2.74%	2.74%	0.25%	$759	118	%(d)
$49.28	15.35%		2.62%	2.62%	0.71%	$1,007	345%
$42.78	2.42%		2.92%	2.89%	(0.48)%	$737	374%
$41.77	(5.79)%		2.68%	2.68%	(0.79)%	$692	195%
$45.73	25.49%		2.65%	2.65%	(0.45)%	$5,669	101%
$36.44	8.97%		2.74%	2.74%	(0.80)%	$3,030	112%

$29.83	(14.88	)%(d)	1.81%	1.81%	(0.06)%	$9,891	—
$35.49	(14.58)%		1.56%	1.56%	0.67%	$30,192	—
$41.55	0.70%		1.50%	1.50%	(0.21)%	$26,114	—
$41.26	14.10%		1.54%	1.54%	(1.06)%	$32,933	—
$36.13	(22.60)%		1.48%	1.48%	(1.30)%	$34,905	—
$46.76	(16.57)%		1.57%	1.57%	(1.54)%	$61,774	—

$26.61	(15.28	)%(d)	2.81%	2.81%	(1.06)%	$151	—
$31.42	(15.47)%		2.56%	2.56%	(0.33)%	$209	—
$37.17	(0.27)%		2.50%	2.50%	(1.21)%	$1,031	—
$37.27	13.08%		2.54%	2.54%	(2.06)%	$518	—
$32.96	(23.56)%		2.48%	2.48%	(2.30)%	$2,172	—
$43.10	(17.33)%		2.57%	2.57%	(2.54)%	$10,014	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Annualized for periods less than one year.

(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

(e)	Subsequent to the issuance of the July 31, 2017 financial statements, $0.11 and $0.09 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.

(f)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$14.16	(0.01)	(0.67)	(0.68)	(0.08)	—	(0.08)
Year Ended July 31, 2019	$15.46	0.06	(1.36)	(1.30)	—	—	—
Year Ended July 31, 2018	$14.91	(0.06)	0.61	0.55	—	—	—
Year Ended July 31, 2017	$14.26	(0.18)	0.83	0.65	—	—	—
Year Ended July 31, 2016	$15.80	(0.23)	(1.31)	(1.54)	—	—	—
Year Ended July 31, 2015	$17.08	(0.27)	(1.01)	(1.28)	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$13.22	(0.08)	(0.62)	(0.70)	—	—	—
Year Ended July 31, 2019	$14.57	(0.08)	(1.27)	(1.35)	—	—	—
Year Ended July 31, 2018	$14.20	(0.20)	0.57	0.37	—	—	—
Year Ended July 31, 2017	$13.72	(0.33)	0.81	0.48	—	—	—
Year Ended July 31, 2016	$15.34	(0.37)	(1.25)	(1.62)	—	—	—
Year Ended July 31, 2015	$16.76	(0.43)	(0.99)	(1.42)	—	—	—
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$29.59	(0.02)	(0.10)	(0.12)	(0.08)	—	(0.08)
Year Ended July 31, 2019	$27.81	0.08	1.82	1.90	—	(0.12)	(0.12)
Year Ended July 31, 2018	$27.10	(0.15)	0.86	0.71	—	—	—
Year Ended July 31, 2017	$28.06	(0.36)	(0.60)	(0.96)	—	—	—
Year Ended July 31, 2016	$29.06	(0.41)	(0.59)	(1.00)	—	—	—
Year Ended July 31, 2015	$24.94	(0.42)	4.54	4.12	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$26.34	(0.15)	(0.09)	(0.24)	—	—	—
Year Ended July 31, 2019	$25.02	(0.18)	1.62	1.44	—	(0.12)	(0.12)
Year Ended July 31, 2018	$24.59	(0.40)	0.83	0.43	—	—	—
Year Ended July 31, 2017	$25.74	(0.62)	(0.53)	(1.15)	—	—	—
Year Ended July 31, 2016	$26.93	(0.68)	(0.51)	(1.19)	—	—	—
Year Ended July 31, 2015	$23.34	(0.68)	4.27	3.59	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$13.40	(4.81	)%(d)	2.56%	1.90%	(0.22)%	$2,735	—
$14.16	(8.41)%		1.79%	1.74%	0.38%	$2,683	—
$15.46	3.69%		1.73%	1.73%	(0.37)%	$16,172	—
$14.91	4.48%		1.73%	1.73%	(1.22)%	$8,677	—
$14.26	(9.68)%		1.63%	1.63%	(1.49)%	$7,982	—
$15.80	(7.49)%		1.69%	1.69%	(1.66)%	$22,770	—

$12.52	(5.29	)%(d)	3.56%	2.90%	(1.22)%	$200	—
$13.22	(9.27)%		2.79%	2.74%	(0.62)%	$288	—
$14.57	2.61%		2.73%	2.73%	(1.37)%	$350	—
$14.20	3.50%		2.73%	2.73%	(2.22)%	$486	—
$13.72	(10.56)%		2.63%	2.63%	(2.49)%	$1,340	—
$15.34	(8.47)%		2.69%	2.69%	(2.66)%	$394	—

$29.39	(0.41	)%(d)	2.04%	1.78%	(0.15)%	$8,916	—
$29.59	6.85%		1.87%	1.81%	0.28%	$12,437	—
$27.81	2.62%		1.80%	1.80%	(0.57)%	$14,793	—
$27.10	(3.42)%		1.67%	1.67%	(1.25)%	$17,956	—
$28.06	(3.44)%		1.65%	1.65%	(1.48)%	$33,566	—
$29.06	16.52%		1.57%	1.57%	(1.54)%	$35,640	—

$26.10	(0.91	)%(d)	3.04%	2.78%	(1.15)%	$129	—
$26.34	5.77%		2.87%	2.81%	(0.72)%	$144	—
$25.02	1.67%		2.80%	2.80%	(1.57)%	$1,002	—
$24.59	(4.39)%		2.67%	2.67%	(2.25)%	$4,399	—
$25.74	(4.42)%		2.65%	2.65%	(2.48)%	$12,531	—
$26.93	15.38%		2.57%	2.57%	(2.54)%	$14,610	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Annualized for periods less than one year.

(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

246 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$46.14	0.05	10.59		10.64	(0.02)	(1.26)	(1.28)
Year Ended July 31, 2019	$61.56	0.34	(2.58	)(e)	(2.24)	(0.53)	(12.65)	(13.18)
Year Ended July 31, 2018	$48.20	0.04	19.14		19.18	(0.06)	(5.76)	(5.82)
Year Ended July 31, 2017	$33.02	— (f)	15.36		15.36	(0.06)	(0.12)	(0.18)
Year Ended July 31, 2016	$25.08	(0.03)	8.16		8.13	—	(0.19)	(0.19)
Year Ended July 31, 2015	$24.93	(0.01)	0.16		0.15	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$35.79	(0.15)	8.07		7.92	—	(1.26)	(1.26)
Year Ended July 31, 2019	$51.46	(0.04)	(2.98	)(e)	(3.02)	—	(12.65)	(12.65)
Year Ended July 31, 2018	$41.34	(0.47)	16.35		15.88	—	(5.76)	(5.76)
Year Ended July 31, 2017	$28.58	(0.35)	13.23		12.88	—	(0.12)	(0.12)
Year Ended July 31, 2016	$21.95	(0.27)	7.09		6.82	—	(0.19)	(0.19)
Year Ended July 31, 2015	$22.04	(0.26)	0.17		(0.09)	—	—	—
Short Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)(h)	$33.46	(0.01)	(4.47)		(4.48)	(0.09)	—	(0.09)
Year Ended July 31, 2019(h)	$37.30	0.16	(4.00)		(3.84)	—	—	—
Year Ended July 31, 2018(h)	$47.10	(0.20)	(9.60)		(9.80)	—	—	—
Year Ended July 31, 2017(h)	$60.02	(0.76)	(12.16)		(12.92)	—	—	—
Year Ended July 31, 2016(h)	$66.72	(1.08)	(5.62)		(6.70)	—	—	—
Year Ended July 31, 2015(h)	$83.48	(1.28)	(15.48)		(16.76)	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)(h)	$30.15	(0.15)	(4.01)		(4.16)	—	—	—
Year Ended July 31, 2019(h)	$33.96	(0.16)	(3.65)		(3.81)	—	—	—
Year Ended July 31, 2018(h)	$43.27	(0.56)	(8.75)		(9.31)	—	—	—
Year Ended July 31, 2017(h)	$55.70	(1.28)	(11.15)		(12.43)	—	—	—
Year Ended July 31, 2016(h)	$62.44	(1.72)	(5.02)		(6.74)	—	—	—
Year Ended July 31, 2015(h)	$78.76	(2.00)	(14.32)		(16.32)	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$55.50	24.13	%(d)	1.56%	1.56%	0.18%		$201,075	34	%(d)
$46.14	5.55%		1.55%	1.55%	0.69%		$64,715	106%
$61.56	40.36%		1.44%	1.44%	0.07%		$245,143	56%
$48.20	46.57%		1.46%	1.46%	—	%(g)	$176,966	27%
$33.02	32.59%		1.77%	1.77%	(0.13)%		$18,500	253%
$25.08	0.60%		1.71%	1.71%	(0.05)%		$14,804	40%

$42.45	23.48	%(d)	2.56%	2.56%	(0.82)%		$2,834	34	%(d)
$35.79	4.49%		2.55%	2.55%	(0.31)%		$1,984	106%
$51.46	38.97%		2.44%	2.44%	(0.93)%		$4,691	56%
$41.34	45.10%		2.46%	2.46%	(1.00)%		$4,151	27%
$28.58	31.26%		2.77%	2.77%	(1.13)%		$517	253%
$21.95	(0.41)%		2.71%	2.71%	(1.05)%		$843	40%

$28.89	(13.35	)%(d)	2.16%	1.78%	(0.06)%		$5,991	—
$33.46	(10.40)%		2.37%	1.78%	0.46%		$4,429	—
$37.30	(20.66)%		2.42%	1.78%	(0.44)%		$2,572	—
$47.10	(21.65)%		2.24%	1.77%	(1.37)%		$2,444	—
$60.02	(10.01)%		1.86%	1.78%	(1.64)%		$9,912	—
$66.72	(20.08)%		2.26%	1.78%	(1.75)%		$47,555	—

$25.99	(13.83	)%(d)	3.16%	2.78%	(1.06)%		$587	—
$30.15	(11.19)%		3.37%	2.78%	(0.54)%		$788	—
$33.96	(21.46)%		3.42%	2.78%	(1.44)%		$360	—
$43.27	(22.40)%		3.24%	2.77%	(2.37)%		$141	—
$55.70	(10.76)%		2.86%	2.78%	(2.64)%		$164	—
$62.44	(20.72)%		3.26%	2.78%	(2.75)%		$2,348	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Annualized for periods less than one year.

(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.

(g)	Amount is less than 0.005%.

(h)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Short Oil & Gas ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$46.83	(0.01)	4.95	4.94	(0.13)	(0.13)
Year Ended July 31, 2019	$39.19	0.19	7.45	7.64	—	—
Year Ended July 31, 2018	$48.45	(0.21)	(9.05)	(9.26)	—	—
Year Ended July 31, 2017(e)	$50.10	(0.61)	(1.04)	(1.65)	—	—
Year Ended July 31, 2016(e)	$55.12	(0.96)	(4.06)	(5.02)	—	—
Year Ended July 31, 2015(e)	$42.89	(0.80)	13.03	12.23	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$44.39	(0.24)	4.78	4.54	—	—
Year Ended July 31, 2019	$37.27	(0.24)	7.36	7.12	—	—
Year Ended July 31, 2018	$46.66	(0.68)	(8.71)	(9.39)	—	—
Year Ended July 31, 2017(e)	$48.73	(1.06)	(1.01)	(2.07)	—	—
Year Ended July 31, 2016(e)	$54.22	(1.52)	(3.97)	(5.49)	—	—
Year Ended July 31, 2015(e)	$42.67	(1.36)	12.91	11.55	—	—
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$32.94	— (g)	(6.30)	(6.30)	(0.27)	(0.27)
Year Ended July 31, 2019	$42.91	0.20	(10.17)	(9.97)	—	—
Year Ended July 31, 2018	$40.33	(0.21)	2.79	2.58	—	—
Year Ended July 31, 2017(e)	$35.17	(0.57)	5.73	5.16	—	—
Year Ended July 31, 2016(e)	$105.09	(1.12)	(68.80)	(69.92)	—	—
Year Ended July 31, 2015(e)	$59.25	(1.36)	47.20	45.84	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$32.41	(0.15)	(6.17)	(6.32)	—	—
Year Ended July 31, 2019	$42.65	(0.22)	(10.02)	(10.24)	—	—
Year Ended July 31, 2018	$40.48	(0.61)	2.78	2.17	—	—
Year Ended July 31, 2017(e)	$35.70	(0.97)	5.75	4.78	—	—
Year Ended July 31, 2016(e)	$107.82	(2.00)	(70.12)	(72.12)	—	—
Year Ended July 31, 2015(e)	$61.45	(2.16)	48.53	46.37	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$51.64	10.58	%(d)	3.29%	1.78%		(0.05)%	$2,705	—
$46.83	19.49%		3.34%	1.78%		0.43%	$2,115	—
$39.19	(19.11)%		2.62%	1.78%		(0.48)%	$1,636	—
$48.45	(3.25)%		2.76%	1.77%		(1.30)%	$2,491	—
$50.10	(9.14)%		2.26%	1.80	%(f)	(1.64)%	$2,922	—
$55.12	28.54%		2.50%	1.74%		(1.71)%	$2,725	—

$48.93	10.08	%(d)	4.29%	2.78%		(1.05)%	$5	—
$44.39	18.39%		4.34%	2.78%		(0.57)%	$3	—
$37.27	(19.95)%		3.62%	2.78%		(1.48)%	$3	—
$46.66	(4.21)%		3.76%	2.77%		(2.30)%	$139	—
$48.73	(10.18)%		3.26%	2.80	%(f)	(2.64)%	$283	—
$54.22	27.20%		3.50%	2.74%		(2.71)%	$114	—

$26.37	(19.11	)%(d)	2.58%	1.78%		(0.02)%	$1,247	—
$32.94	(23.23)%		2.13%	1.78%		0.47%	$4,649	—
$42.91	6.40%		2.18%	1.78%		(0.53)%	$6,552	—
$40.33	14.57%		2.00%	1.85%		(1.39)%	$3,432	—
$35.17	(66.51)%		1.98%	1.86%		(1.70)%	$11,839	—
$105.09	77.33%		1.75%	1.75%		(1.72)%	$11,647	—

$26.09	(19.50	)%(d)	3.58%	2.78%		(1.02)%	$21	—
$32.41	(24.01)%		3.13%	2.78%		(0.53)%	$26	—
$42.65	5.36%		3.18%	2.78%		(1.53)%	$42	—
$40.48	13.45%		3.00%	2.85%		(2.39)%	$336	—
$35.70	(66.91)%		2.98%	2.86%		(2.70)%	$7,692	—
$107.82	75.52%		2.75%	2.75%		(2.72)%	$12,483	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

248 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$12.89	(0.01)	(0.92)	(0.93)	—	—
Year Ended July 31, 2019	$14.61	0.06	(1.78)	(1.72)	—	—
Year Ended July 31, 2018	$15.43	(0.06)	(0.76)	(0.82)	—	—
Year Ended July 31, 2017	$15.67	(0.23)	(0.01)	(0.24)	—	—
Year Ended July 31, 2016	$19.65	(0.31)	(3.67)	(3.98)	—	—
Year Ended July 31, 2015	$22.19	(0.35)	(2.19)	(2.54)	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$11.53	(0.06)	(0.82)	(0.88)	—	—
Year Ended July 31, 2019	$13.20	(0.07)	(1.60)	(1.67)	—	—
Year Ended July 31, 2018	$14.08	(0.20)	(0.68)	(0.88)	—	—
Year Ended July 31, 2017	$14.45	(0.39)	0.02	(0.37)	—	—
Year Ended July 31, 2016	$18.28	(0.48)	(3.35)	(3.83)	—	—
Year Ended July 31, 2015	$20.84	(0.54)	(2.02)	(2.56)	—	—
Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$13.10	— (e)	(0.49)	(0.49)	(0.10)	(0.10)
Year Ended July 31, 2019	$12.68	0.06	0.36	0.42	—	—
Year Ended July 31, 2018	$15.29	(0.09)	(2.52)	(2.61)	—	—
Year Ended July 31, 2017	$18.74	(0.25)	(3.20)	(3.45)	—	—
Year Ended July 31, 2016	$19.90	(0.33)	(0.83)	(1.16)	—	—
Year Ended July 31, 2015	$23.37	(0.37)	(3.10)	(3.47)	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$12.60	(0.07)	(0.45)	(0.52)	—	—
Year Ended July 31, 2019	$12.31	(0.07)	0.36	0.29	—	—
Year Ended July 31, 2018	$15.01	(0.22)	(2.48)	(2.70)	—	—
Year Ended July 31, 2017	$18.58	(0.42)	(3.15)	(3.57)	—	—
Year Ended July 31, 2016	$19.94	(0.55)	(0.81)	(1.36)	—	—
Year Ended July 31, 2015	$23.63	(0.58)	(3.11)	(3.69)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$11.96	(7.21	)%(d)	5.05%	1.78%	(0.12)%	$803	—
$12.89	(11.77)%		3.76%	1.78%	0.40%	$1,199	—
$14.61	(5.31)%		3.16%	1.78%	(0.38)%	$1,453	—
$15.43	(1.53)%		3.33%	1.78%	(1.39)%	$772	—
$15.67	(20.25)%		2.91%	1.78%	(1.64)%	$1,268	—
$19.65	(11.45)%		2.68%	1.78%	(1.75)%	$3,646	—

$10.65	(7.71	)%(d)	6.05%	2.78%	(1.12)%	$14	—
$11.53	(12.58)%		4.76%	2.78%	(0.60)%	$15	—
$13.20	(6.25)%		4.16%	2.78%	(1.38)%	$364	—
$14.08	(2.56)%		4.33%	2.78%	(2.39)%	$10	—
$14.45	(21.00)%		3.91%	2.78%	(2.64)%	$8	—
$18.28	(12.19)%		3.68%	2.78%	(2.75)%	$8	—

$12.51	(3.70	)%(d)	4.01%	1.78%	(0.03)%	$3,406	—
$13.10	3.31%		2.76%	1.78%	0.44%	$1,138	—
$12.68	(17.07)%		2.73%	1.86%	(0.61)%	$3,456	—
$15.29	(18.41)%		2.09%	1.85%	(1.44)%	$1,526	—
$18.74	(5.83)%		1.74%	1.74%	(1.58)%	$7,178	—
$19.90	(14.85)%		1.86%	1.78%	(1.75)%	$5,756	—

$12.08	(4.13	)%(d)	5.01%	2.78%	(1.03)%	$32	—
$12.60	2.27%		3.75%	2.77%	(0.55)%	$33	—
$12.31	(17.92)%		3.73%	2.86%	(1.61)%	$155	—
$15.01	(19.21)%		3.09%	2.85%	(2.44)%	$373	—
$18.58	(6.82)%		2.74%	2.74%	(2.58)%	$4,150	—
$19.94	(15.62)%		2.86%	2.78%	(2.75)%	$5,124	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$85.23	(0.22)	1.90 (d)	1.68	—	—
Year Ended July 31, 2019	$90.80	(0.04)	(5.53)	(5.57)	—	—
Year Ended July 31, 2018	$78.18	(0.28)	12.90	12.62	—	—
Year Ended July 31, 2017	$67.60	(0.66)	11.24	10.58	—	—
Year Ended July 31, 2016	$68.32	(0.72)	— (g)	(0.72)	—	—
Year Ended July 31, 2015	$62.44	(0.92)	6.80	5.88	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$71.24	(0.58)	1.60 (d)	1.02	—	—
Year Ended July 31, 2019	$76.65	(0.77)	(4.64)	(5.41)	—	—
Year Ended July 31, 2018	$66.62	(1.01)	11.04	10.03	—	—
Year Ended July 31, 2017	$58.16	(1.29)	9.75	8.46	—	—
Year Ended July 31, 2016	$59.37	(1.26)	0.05	(1.21)	—	—
Year Ended July 31, 2015	$54.78	(1.50)	6.09	4.59	—	—
Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$89.25	(0.50)	3.00	2.50	—	—
Year Ended July 31, 2019	$99.63	(0.61)	(6.40)	(7.01)	(3.37)	(3.37)
Year Ended July 31, 2018	$80.84	(0.72)	19.51	18.79	—	—
Year Ended July 31, 2017	$69.40	(0.43)	11.87	11.44	—	—
Year Ended July 31, 2016	$70.34	(0.34)	1.06	0.72	(1.66)	(1.66)
Year Ended July 31, 2015	$65.44	(0.38)	10.15	9.77	(4.87)	(4.87)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$72.78	(0.86)	2.53	1.67	—	—
Year Ended July 31, 2019	$82.80	(1.37)	(5.28)	(6.65)	(3.37)	(3.37)
Year Ended July 31, 2018	$67.86	(1.44)	16.38	14.94	—	—
Year Ended July 31, 2017	$58.86	(1.08)	10.08	9.00	—	—
Year Ended July 31, 2016	$60.54	(0.90)	0.88	(0.02)	(1.66)	(1.66)
Year Ended July 31, 2015	$57.48	(0.97)	8.90	7.93	(4.87)	(4.87)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$86.91	1.97	%(e)	2.26%	2.13	%(f)	(0.52)%	$3,644	78	%(e)
$85.23	(6.13)%		1.77%	1.77%		(0.05)%	$8,261	11%
$90.80	16.14%		1.58%	1.58%		(0.34)%	$43,292	63%
$78.18	15.65%		1.79%	1.76%		(0.90)%	$28,094	401%
$67.60	(1.05)%		1.93%	1.80%		(1.16)%	$48,967	190%
$68.32	9.49%		1.85%	1.76%		(1.39)%	$22,679	114%

$72.26	1.43	%(e)	3.26%	3.13	%(f)	(1.52)%	$371	78	%(e)
$71.24	(7.05)%		2.77%	2.77%		(1.05)%	$408	11%
$76.65	15.06%		2.58%	2.58%		(1.34)%	$2,705	63%
$66.62	14.53%		2.79%	2.76%		(1.90)%	$1,260	401%
$58.16	(2.02)%		2.93%	2.80%		(2.16)%	$560	190%
$59.37	8.42%		2.85%	2.76%		(2.39)%	$4,217	114%

$91.75	2.80	%(e)	1.84%	1.84%		(1.14)%	$9,175	277	%(e)
$89.25	(6.53)%		1.65%	1.65%		(0.67)%	$10,121	474%
$99.63	23.24%		1.68%	1.68%		(0.81)%	$28,543	629%
$80.84	16.48%		1.78%	1.78%		(0.57)%	$15,569	511%
$69.40	1.21%		1.91%	1.78%		(0.53)%	$16,250	710%
$70.34	15.60%		1.85%	1.74%		(0.58)%	$23,772	887%

$74.45	2.31	%(e)	2.84%	2.84%		(2.14)%	$1,974	277	%(e)
$72.78	(7.46)%		2.65%	2.65%		(1.67)%	$1,905	474%
$82.80	22.02%		2.68%	2.68%		(1.81)%	$1,751	629%
$67.86	15.27%		2.78%	2.78%		(1.57)%	$2,651	511%
$58.86	0.18%		2.91%	2.78%		(1.53)%	$998	710%
$60.54	14.50%		2.85%	2.74%		(1.58)%	$4,465	887%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

250 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$78.32	0.12	0.04	(d)	0.16	(0.06)	—	(0.06)
Year Ended July 31, 2019	$98.51	(0.23)	(10.96)		(11.19)	—	(9.00)	(9.00)
Year Ended July 31, 2018	$83.05	(0.19)	15.65		15.46	—	—	—
Year Ended July 31, 2017	$72.53	(0.17)	10.69		10.52	—	—	—
Year Ended July 31, 2016	$68.18	0.03	4.32		4.35	—	—	—
Year Ended July 31, 2015	$65.61	(0.23)	2.80		2.57	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$64.40	(0.20)	0.01	(d)	(0.19)	—	—	—
Year Ended July 31, 2019	$83.80	(0.92)	(9.48)		(10.40)	—	(9.00)	(9.00)
Year Ended July 31, 2018	$71.35	(0.96)	13.41		12.45	—	—	—
Year Ended July 31, 2017	$62.93	(0.85)	9.27		8.42	—	—	—
Year Ended July 31, 2016	$59.75	(0.54)	3.72		3.18	—	—	—
Year Ended July 31, 2015	$58.07	(0.83)	2.51		1.68	—	—	—
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)(g)	$49.47	(0.13)	12.46		12.33	—	—	—
Year Ended July 31, 2019(g)	$42.49	0.03	7.03	(d)	7.06	—	(0.08)	(0.08)
Year Ended July 31, 2018(g)	$32.01	(0.07)	12.23		12.16	—	(1.68)	(1.68)
Year Ended July 31, 2017(g)	$22.57	(0.10)	9.54		9.44	—	—	—
Year Ended July 31, 2016(g)	$20.70	(0.07)	1.94		1.87	—	—	—
Year Ended July 31, 2015(g)	$18.25	(0.12)	2.57		2.45	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)(g)	$41.38	(0.35)	10.40		10.05	—	—	—
Year Ended July 31, 2019(g)	$35.92	(0.34)	5.88	(d)	5.54	—	(0.08)	(0.08)
Year Ended July 31, 2018(g)	$27.54	(0.40)	10.46		10.06	—	(1.68)	(1.68)
Year Ended July 31, 2017(g)	$19.61	(0.34)	8.27		7.93	—	—	—
Year Ended July 31, 2016(g)	$18.17	(0.25)	1.69		1.44	—	—	—
Year Ended July 31, 2015(g)	$16.17	(0.29)	2.29		2.00	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$78.42	0.20	%(e)	2.03%	2.03	%(f)	0.31%	$4,790	366	%(e)
$78.32	(9.96)%		1.74%	1.74%		(0.27)%	$5,380	427%
$98.51	18.61%		1.75%	1.75%		(0.21)%	$32,670	447%
$83.05	14.49%		1.78%	1.78%		(0.21)%	$13,113	393%
$72.53	6.40%		1.83%	1.81%		0.05%	$25,071	1,206%
$68.18	3.92%		2.21%	1.89%		(0.34)%	$5,541	1,184%

$64.21	(0.31	)%(e)	3.03%	3.03	%(f)	(0.69)%	$385	366	%(e)
$64.40	(10.83)%		2.74%	2.74%		(1.27)%	$429	427%
$83.80	17.45%		2.75%	2.75%		(1.21)%	$480	447%
$71.35	13.34%		2.78%	2.78%		(1.21)%	$657	393%
$62.93	5.37%		2.83%	2.81%		(0.95)%	$594	1,206%
$59.75	2.88%		3.21%	2.89%		(1.34)%	$373	1,184%

$61.80	24.92	%(e)	1.67%	1.67%		(0.49)%	$87,662	109	%(e)
$49.47	16.70%		1.58%	1.58%		0.06%	$83,112	332%
$42.49	38.70%		1.49%	1.49%		(0.19)%	$96,683	174%
$32.01	41.84%		1.55%	1.55%		(0.35)%	$76,225	107%
$22.57	9.03%		1.82%	1.76%		(0.35)%	$10,270	151%
$20.70	13.45%		1.71%	1.71%		(0.60)%	$10,010	273%

$51.43	24.27	%(e)	2.67%	2.67%		(1.49)%	$3,932	109	%(e)
$41.38	15.53%		2.58%	2.58%		(0.94)%	$3,082	332%
$35.92	37.31%		2.49%	2.49%		(1.19)%	$5,780	174%
$27.54	40.43%		2.55%	2.55%		(1.35)%	$3,631	107%
$19.61	7.96%		2.82%	2.76%		(1.35)%	$1,061	151%
$18.17	12.33%		2.71%	2.71%		(1.60)%	$2,090	273%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	As described in Note 9, share amounts adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$21.80	0.08	(0.69)	(0.61)	(0.37)	(0.37)
Year Ended July 31, 2019	$21.33	0.07	0.92 (e)	0.99	(0.52)	(0.52)
Year Ended July 31, 2018	$24.17	0.39	(2.30)	(1.91)	(0.93)	(0.93)
Year Ended July 31, 2017	$27.53	0.20	(3.56)	(3.36)	—	—
Year Ended July 31, 2016	$20.74	0.59	6.64	7.23	(0.44)	(0.44)
Year Ended July 31, 2015	$21.88	0.43	(1.51)	(1.08)	(0.06)	(0.06)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$20.99	(0.02)	(0.68)	(0.70)	(0.10)	(0.10)
Year Ended July 31, 2019	$20.24	(0.13)	0.96 (e)	0.83	(0.08)	(0.08)
Year Ended July 31, 2018	$22.78	0.18	(2.26)	(2.08)	(0.46)	(0.46)
Year Ended July 31, 2017	$26.20	(0.04)	(3.38)	(3.42)	—	—
Year Ended July 31, 2016	$19.78	0.37	6.30	6.67	(0.25)	(0.25)
Year Ended July 31, 2015	$21.01	0.23	(1.46)	(1.23)	—	—
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$60.08	0.18	8.69	8.87	(0.16)	(0.16)
Year Ended July 31, 2019	$52.14	0.61	7.94	8.55	(0.61)	(0.61)
Year Ended July 31, 2018	$53.83	0.20	(1.78)	(1.58)	(0.11)	(0.11)
Year Ended July 31, 2017	$63.97	(0.33)	(9.81)	(10.14)	—	—
Year Ended July 31, 2016	$52.34	(0.37)	12.00	11.63	—	—
Year Ended July 31, 2015	$46.74	— (f)	5.60	5.60	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$55.37	(0.13)	8.00	7.87	— (f)	— (f)
Year Ended July 31, 2019	$48.09	0.12	7.24	7.36	(0.08)	(0.08)
Year Ended July 31, 2018	$50.07	(0.29)	(1.68)	(1.97)	(0.01)	(0.01)
Year Ended July 31, 2017	$60.10	(0.87)	(9.16)	(10.03)	—	—
Year Ended July 31, 2016	$49.67	(0.90)	11.33	10.43	—	—
Year Ended July 31, 2015	$44.75	(0.51)	5.43	4.92	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$20.82	(2.85	)%(d)	5.03%	1.78%	0.77%		$1,188	88%
$21.80	5.18%		2.16%	1.80%	0.36%		$1,468	1,449%
$21.33	(8.45)%		2.64%	1.95%	1.74%		$1,900	412%
$24.17	(12.20)%		1.78%	1.65%	0.78%		$3,146	194%
$27.53	35.64%		1.66%	1.66%	2.42%		$111,297	330%
$20.74	(4.92)%		1.80%	1.74%	2.02%		$2,052	508%

$20.19	(3.33	)%(d)	6.03%	2.78%	(0.23)%		$56	88%
$20.99	4.17%		3.16%	2.80%	(0.64)%		$75	1,449%
$20.24	(9.41)%		3.64%	2.95%	0.74%		$91	412%
$22.78	(13.09)%		2.78%	2.65%	(0.22)%		$109	194%
$26.20	34.22%		2.66%	2.66%	1.42%		$4,981	330%
$19.78	(5.85)%		2.80%	2.74%	1.02%		$956	508%

$68.79	14.78	%(d)	1.38%	1.38%	0.54%		$36,721	201%
$60.08	16.53%		1.34%	1.34%	1.14%		$23,791	503%
$52.14	(2.95)%		1.35%	1.35%	0.38%		$14,497	714%
$53.83	(15.84)%		1.28%	1.28%	(0.60)%		$21,114	397%
$63.97	22.22%		1.27%	1.27%	(0.66)%		$23,775	409%
$52.34	11.96%		1.36%	1.36%	—	%(g)	$54,379	2,626%

$63.24	14.24	%(d)	2.38%	2.38%	(0.46)%		$1,645	201%
$55.37	15.31%		2.34%	2.34%	0.14%		$2,605	503%
$48.09	(3.94)%		2.35%	2.35%	(0.62)%		$4,374	714%
$50.07	(16.70)%		2.28%	2.28%	(1.60)%		$794	397%
$60.10	21.02%		2.27%	2.27%	(1.66)%		$16,224	409%
$49.67	10.99%		2.36%	2.36%	(1.00)%		$1,364	2,626%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Amount is less than $0.005.
(g)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

252 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraBear ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$19.19	— (d)	(3.23)	(3.23)	—	—	—
Year Ended July 31, 2019	$22.81	0.10	(3.72)	(3.62)	—	—	—
Year Ended July 31, 2018	$31.42	(0.14)	(8.47)	(8.61)	—	—	—
Year Ended July 31, 2017(f)	$42.97	(0.44)	(11.11)	(11.55)	—	—	—
Year Ended July 31, 2016(f)	$52.65	(0.80)	(8.88)	(9.68)	—	—	—
Year Ended July 31, 2015(f)	$68.74	(1.00)	(15.09)	(16.09)	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$17.46	(0.09)	(2.92)	(3.01)	—	—	—
Year Ended July 31, 2019	$20.97	(0.11)	(3.40)	(3.51)	—	—	—
Year Ended July 31, 2018	$29.17	(0.37)	(7.83)	(8.20)	—	—	—
Year Ended July 31, 2017(f)	$40.29	(0.80)	(10.32)	(11.12)	—	—	—
Year Ended July 31, 2016(f)	$49.77	(1.20)	(8.28)	(9.48)	—	—	—
Year Ended July 31, 2015(f)	$65.66	(1.50)	(14.39)	(15.89)	—	—	—
UltraBull ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$67.93	0.10	10.67	10.77	(0.33)	—	(0.33)
Year Ended July 31, 2019	$62.85	0.33	5.03 (g)	5.36	(0.06)	(0.22)	(0.28)
Year Ended July 31, 2018(h)	$49.15	0.18	13.52	13.70	—	—	—
Year Ended July 31, 2017(h)	$37.86	0.03	11.26	11.29	—	—	—
Year Ended July 31, 2016(h)	$35.83	— (d)	2.04	2.03	—	—	—
Year Ended July 31, 2015(h)	$30.12	(0.08)	5.79	5.71	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$56.36	(0.20)	8.80	8.60	—	—	—
Year Ended July 31, 2019	$52.65	(0.17)	4.10 (g)	3.93	—	(0.22)	(0.22)
Year Ended July 31, 2018(h)	$41.58	(0.30)	11.37	11.07	—	—	—
Year Ended July 31, 2017(h)	$32.35	(0.33)	9.56	9.23	—	—	—
Year Ended July 31, 2016(h)	$30.92	(0.28)	1.71	1.43	—	—	—
Year Ended July 31, 2015(h)	$26.25	(0.37)	5.04	4.67	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$15.96	(16.83	)%(e)	2.01%	1.78%	(0.04)%	$9,728	—
$19.19	(15.87)%		1.95%	1.84%	0.44%	$8,869	—
$22.81	(27.40)%		1.89%	1.87%	(0.54)%	$8,335	—
$31.42	(26.93)%		1.66%	1.66%	(1.18)%	$11,709	—
$42.97	(18.41)%		1.64%	1.64%	(1.46)%	$17,997	—
$52.65	(23.29)%		1.69%	1.69%	(1.66)%	$12,302	—

$14.45	(17.24	)%(e)	3.01%	2.78%	(1.04)%	$136	—
$17.46	(16.74)%		2.95%	2.84%	(0.56)%	$265	—
$20.97	(28.11)%		2.89%	2.87%	(1.54)%	$3,607	—
$29.17	(27.62)%		2.66%	2.66%	(2.18)%	$204	—
$40.29	(19.08)%		2.64%	2.64%	(2.46)%	$834	—
$49.77	(24.20)%		2.69%	2.69%	(2.66)%	$363	—

$78.37	15.85	%(e)	1.59%	1.59%	0.29%	$154,092	65	%(e)
$67.93	8.54%		1.50%	1.50%	0.54%	$174,947	159%
$62.85	27.89%		1.40%	1.40%	0.31%	$185,706	174%
$49.15	29.79%		1.42%	1.42%	0.08%	$132,494	9%
$37.86	5.69%		1.46%	1.46%	(0.01)%	$89,043	165%
$35.83	18.95%		1.52%	1.52%	(0.23)%	$84,932	258%

$64.96	15.26	%(e)	2.59%	2.59%	(0.71)%	$1,629	65	%(e)
$56.36	7.46%		2.50%	2.50%	(0.46)%	$1,389	159%
$52.65	26.62%		2.40%	2.40%	(0.69)%	$1,838	174%
$41.58	28.49%		2.42%	2.42%	(0.92)%	$3,259	9%
$32.35	4.65%		2.46%	2.46%	(1.01)%	$1,481	165%
$30.92	17.79%		2.52%	2.52%	(1.23)%	$10,015	258%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	As described in Note 9, share amounts adjusted for 1:10 reverse share split that occurred on December 5, 2016.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(h)	As described in Note 9, share amounts have been adjusted for 3:1 share split on January 22, 2018.

See accompanying notes to the financial statements.

Financial Highlights :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraChina ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$11.42	(0.03)	1.49	1.46	(0.01)	—	(0.01)
Year Ended July 31, 2019	$17.79	(0.01)	(6.36)	(6.37)	—	—	—
Year Ended July 31, 2018	$16.41	(0.01)	1.53	1.52	(0.14)	—	(0.14)
Year Ended July 31, 2017	$9.22	(0.08)	7.27	7.19	—	—	—
Year Ended July 31, 2016	$11.74	(0.08)	(2.44)	(2.52)	—	—	—
Year Ended July 31, 2015	$13.55	(0.07)	(1.74)	(1.81)	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$10.23	(0.08)	1.33	1.25	—	—	—
Year Ended July 31, 2019	$16.11	(0.12)	(5.76)	(5.88)	—	—	—
Year Ended July 31, 2018	$14.97	(0.19)	1.41	1.22	(0.08)	—	(0.08)
Year Ended July 31, 2017	$8.49	(0.19)	6.67	6.48	—	—	—
Year Ended July 31, 2016	$10.91	(0.17)	(2.25)	(2.42)	—	—	—
Year Ended July 31, 2015	$12.72	(0.20)	(1.61)	(1.81)	—	—	—
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)(e)	$47.25	0.12	4.58	4.70	(0.30)	(0.72)	(1.02)
Year Ended July 31, 2019(e)	$43.77	0.30	3.52	3.82	(0.34)	—	(0.34)
Year Ended July 31, 2018(e)	$33.52	0.12	10.90	11.02	(0.01)	(0.76)	(0.77)
Year Ended July 31, 2017(e)	$23.50	0.03	9.99	10.02	—	—	—
Year Ended July 31, 2016(e)	$21.66	— (g)	1.84	1.84	—	—	—
Year Ended July 31, 2015(e)	$18.89	(0.08)	2.85	2.77	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)(e)	$41.33	(0.09)	3.98	3.89	—	(0.72)	(0.72)
Year Ended July 31, 2019(e)	$38.31	(0.09)	3.11	3.02	—	—	—
Year Ended July 31, 2018(e)	$29.70	(0.24)	9.61	9.37	—	(0.76)	(0.76)
Year Ended July 31, 2017(e)	$21.02	(0.23)	8.91	8.68	—	—	—
Year Ended July 31, 2016(e)	$19.57	(0.18)	1.63	1.45	—	—	—
Year Ended July 31, 2015(e)	$17.24	(0.27)	2.60	2.33	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$12.87	12.78	%(d)	1.79%	1.79%	(0.44)%	$17,783	137	%(d)
$11.42	(35.81)%		1.70%	1.70%	(0.05)%	$21,723	360%
$17.79	9.24%		1.51%	1.51%	(0.07)%	$27,453	312%
$16.41	77.98%		1.80%	1.80%	(0.68)%	$33,637	513%
$9.22	(21.47)%		1.85%	1.85%	(0.90)%	$7,375	323%
$11.74	(13.36)%		1.75%	1.75%	(0.48)%	$20,193	450%

$11.48	12.22	%(d)	2.79%	2.79%	(1.44)%	$469	137	%(d)
$10.23	(36.50)%		2.70%	2.70%	(1.05)%	$405	360%
$16.11	8.10%		2.51%	2.51%	(1.07)%	$1,006	312%
$14.97	76.33%		2.80%	2.80%	(1.68)%	$2,434	513%
$8.49	(22.18)%		2.85%	2.85%	(1.90)%	$868	323%
$10.91	(14.23)%		2.75%	2.75%	(1.48)%	$321	450%

$50.93	9.90	%(d)	1.71%	1.71%	0.51%	$33,070	—
$47.25	8.97%		1.62%	1.62%	0.68%	$38,924	1%
$43.77	32.94%		1.51%	1.51%	0.29%	$37,484	59%
$33.52	42.63%		1.71%	1.71%	0.10%	$29,931	—	(f)
$23.50	8.51%		1.78%	1.76%	0.01%	$18,787	20%
$21.66	14.66%		1.78%	1.75%	(0.36)%	$17,391	59%

$44.50	9.36	%(d)	2.71%	2.71%	(0.49)%	$808	—
$41.33	7.87%		2.62%	2.62%	(0.32)%	$732	1%
$38.31	31.62%		2.51%	2.51%	(0.71)%	$1,584	59%
$29.70	41.27%		2.71%	2.71%	(0.90)%	$1,291	—	(f)
$21.02	7.43%		2.78%	2.76%	(0.99)%	$680	20%
$19.57	13.52%		2.78%	2.75%	(1.36)%	$1,415	59%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(f)	Amount is less than 0.5%.
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

254 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$51.58	0.06	5.83	5.89	—	—
Year Ended July 31, 2019	$63.07	0.05	(11.25)	(11.20)	(0.29)	(0.29)
Year Ended July 31, 2018	$61.63	0.25	1.30	1.55	(0.11)	(0.11)
Year Ended July 31, 2017(f)	$39.22	(0.02)	22.43	22.41	—	—
Year Ended July 31, 2016(f)	$40.11	— (g)	(0.89)	(0.89)	—	—
Year Ended July 31, 2015(f)	$63.52	(0.10)	(23.11)	(23.21)	(0.20)	(0.20)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$47.65	(0.20)	5.38	5.18	—	—
Year Ended July 31, 2019	$58.50	(0.44)	(10.41)	(10.85)	—	—
Year Ended July 31, 2018	$57.67	(0.38)	1.21	0.83	—	—
Year Ended July 31, 2017(f)	$37.07	(0.46)	21.06	20.60	—	—
Year Ended July 31, 2016(f)	$38.32	(0.30)	(0.95)	(1.25)	—	—
Year Ended July 31, 2015(f)	$61.03	(0.65)	(22.06)	(22.71)	—	—
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$15.58	(0.02)	1.32	1.30	—	—
Year Ended July 31, 2019	$17.99	0.03	(2.44)	(2.41)	—	—
Year Ended July 31, 2018	$17.10	(0.07)	0.96	0.89	—	—
Year Ended July 31, 2017	$12.89	(0.17)	4.38	4.21	—	—
Year Ended July 31, 2016	$16.53	(0.21)	(3.43)	(3.64)	—	—
Year Ended July 31, 2015	$17.51	(0.26)	(0.72)	(0.98)	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$13.92	(0.10)	1.19	1.09	—	—
Year Ended July 31, 2019	$16.23	(0.11)	(2.20)	(2.31)	—	—
Year Ended July 31, 2018	$15.59	(0.24)	0.88	0.64	—	—
Year Ended July 31, 2017	$11.86	(0.31)	4.04	3.73	—	—
Year Ended July 31, 2016	$15.37	(0.34)	(3.17)	(3.51)	—	—
Year Ended July 31, 2015	$16.45	(0.42)	(0.66)	(1.08)	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$57.47	11.42	%(d)(e)	1.91%	1.90%		0.23%	$13,564	127	%(d)
$51.58	(17.70)%		1.84%	1.84%		0.10%	$12,846	137%
$63.07	2.50%		1.52%	1.52%		0.37%	$22,713	125%
$61.63	57.02%		1.62%	1.62%		(0.04)%	$68,758	225%
$39.22	(2.12)%		1.80%	1.79%		0.04%	$14,838	402%
$40.11	(36.61)%		1.88%	1.88%		(0.19)%	$9,668	225%

$52.83	10.87	%(d)(e)	2.91%	2.90%		(0.77)%	$359	127	%(d)
$47.65	(18.55)%		2.84%	2.84%		(0.90)%	$213	137%
$58.50	1.44%		2.52%	2.52%		(0.63)%	$623	125%
$57.67	55.65%		2.62%	2.62%		(1.04)%	$1,238	225%
$37.07	(3.26)%		2.80%	2.79%		(0.96)%	$513	402%
$38.32	(37.26)%		2.88%	2.88%		(1.19)%	$361	225%

$16.88	8.34	%(d)	2.10%	1.90%		(0.29)%	$2,464	—
$15.58	(13.40)%		2.30%	2.04	%(h)	0.16%	$2,989	—
$17.99	5.20%		1.62%	1.62%		(0.40)%	$9,114	—
$17.10	32.66%		1.78%	1.78%		(1.15)%	$20,851	—
$12.89	(22.02)%		1.81%	1.81%		(1.64)%	$7,257	—
$16.53	(5.54)%		1.60%	1.60%		(1.57)%	$8,912	—

$15.01	7.90	%(d)	3.10%	2.90%		(1.29)%	$78	—
$13.92	(14.23)%		3.29%	3.03	%(h)	(0.83)%	$47	—
$16.23	4.11%		2.62%	2.62%		(1.40)%	$184	—
$15.59	31.45%		2.78%	2.78%		(2.15)%	$1,362	—
$11.86	(22.84)%		2.81%	2.81%		(2.64)%	$108	—
$15.37	(6.51)%		2.60%	2.60%		(2.57)%	$249	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	During the period ended January 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.78%.
(f)	As described in Note 9, share amounts adjusted for 1:5 reverse share split that occurred on December 5, 2016.
(g)	Amount is less than $0.005.
(h)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 255

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$21.87	(0.05)	2.79	2.74	—	—	—
Year Ended July 31, 2019	$24.93	0.04	(2.61)	(2.57)	—	(0.49)	(0.49)
Year Ended July 31, 2018	$19.76	(0.11)	5.28	5.17	—	—	—
Year Ended July 31, 2017	$13.62	(0.22)	6.36	6.14	—	—	—
Year Ended July 31, 2016	$24.02	(0.27)	(10.13)	(10.40)	—	—	—
Year Ended July 31, 2015	$14.66	(0.34)	9.70	9.36	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$18.64	(0.15)	2.38	2.23	—	—	—
Year Ended July 31, 2019	$21.52	(0.16)	(2.23)	(2.39)	—	(0.49)	(0.49)
Year Ended July 31, 2018	$17.23	(0.31)	4.60	4.29	—	—	—
Year Ended July 31, 2017	$11.99	(0.37)	5.61	5.24	—	—	—
Year Ended July 31, 2016	$21.32	(0.39)	(8.94)	(9.33)	—	—	—
Year Ended July 31, 2015	$13.14	(0.52)	8.70	8.18	—	—	—
UltraLatin America ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$31.86	0.29	(4.41)	(4.12)	(0.43)	—	(0.43)
Year Ended July 31, 2019	$33.55	0.44	(1.66)	(1.22)	(0.47)	—	(0.47)
Year Ended July 31, 2018	$35.83	0.28	(2.47)	(2.19)	(0.09)	—	(0.09)
Year Ended July 31, 2017	$26.71	0.10	9.10	9.20	(0.08)	—	(0.08)
Year Ended July 31, 2016	$28.80	0.12	(2.14)	(2.02)	(0.07)	—	(0.07)
Year Ended July 31, 2015	$71.50	— (f)	(42.20)	(42.20)	(0.50)	—	(0.50)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$30.71	0.15	(4.32)	(4.17)	—	—	—
Year Ended July 31, 2019	$32.16	0.13	(1.58)	(1.45)	—	—	—
Year Ended July 31, 2018	$34.61	(0.10)	(2.35)	(2.45)	—	—	—
Year Ended July 31, 2017	$25.98	(0.21)	8.84	8.63	—	—	—
Year Ended July 31, 2016	$28.17	(0.09)	(2.10)	(2.19)	—	—	—
Year Ended July 31, 2015	$69.70	(0.40)	(41.13)	(41.53)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$24.61	12.53	%(d)	1.91%	1.91%	(0.37)%	$13,057	—
$21.87	(10.75)%		1.83%	1.83%	0.16%	$13,423	—
$24.93	26.16%		1.66%	1.66%	(0.45)%	$20,993	—
$19.76	44.97%		1.70%	1.70%	(1.26)%	$19,565	—
$13.62	(43.26)%		1.69%	1.69%	(1.56)%	$22,116	—
$24.02	63.85%		1.75%	1.75%	(1.73)%	$56,344	—

$20.87	11.96	%(d)	2.91%	2.91%	(1.37)%	$200	—
$18.64	(11.63)%		2.83%	2.83%	(0.84)%	$258	—
$21.52	24.90%		2.66%	2.66%	(1.45)%	$237	—
$17.23	43.70%		2.70%	2.70%	(2.26)%	$243	—
$11.99	(43.76)%		2.47%	2.47%	(2.34)%	$1,066	—
$21.32	62.25%		2.75%	2.75%	(2.73)%	$1,689	—

$27.31	(13.18	)%(d)(e)	1.66%	1.66%	1.94%	$25,534	76	%(d)
$31.86	(3.51)%		1.69%	1.69%	1.34%	$31,560	132%
$33.55	(6.15)%		1.53%	1.53%	0.72%	$37,611	315%
$35.83	34.56%		1.67%	1.67%	0.31%	$32,233	228%
$26.71	(6.86)%		1.79%	1.78%	0.56%	$24,605	587%
$28.80	(59.24)%		1.84%	1.81%	0.09%	$13,297	724%

$26.54	(13.58	)%(d)(e)	2.64%	2.64%	0.96%	$71	76	%(d)
$30.71	(4.51)%		2.69%	2.69%	0.34%	$81	132%
$32.16	(7.08)%		2.53%	2.53%	(0.28)%	$436	315%
$34.61	33.17%		2.67%	2.67%	(0.69)%	$419	228%
$25.98	(7.84)%		2.79%	2.78%	(0.44)%	$906	587%
$28.17	(59.54)%		2.84%	2.81%	(0.91)%	$84	724%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	During the period ended January 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.78%.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

256 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$44.23	0.04	1.25		1.29	(0.14)	(0.84)		(0.98)
Year Ended July 31, 2019	$46.93	0.07	(2.72)		(2.65)	(0.01)	(0.04)		(0.05)
Year Ended July 31, 2018(e)	$40.56	(0.01)	9.46	(f)	9.45	—	(3.08	)(f)	(3.08)
Year Ended July 31, 2017(e)	$32.14	(0.11)	8.53		8.42	—	—		—
Year Ended July 31, 2016(e)	$30.58	(0.11)	1.67		1.56	—	—		—
Year Ended July 31, 2015(e)	$27.54	(0.20)	5.19		4.99	—	(1.95)		(1.95)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$36.24	(0.14)	1.00		0.86	—	(0.84)		(0.84)
Year Ended July 31, 2019	$38.86	(0.28)	(2.30)		(2.58)	—	(0.04)		(0.04)
Year Ended July 31, 2018(e)	$34.37	(0.37)	7.94	(f)	7.57	—	(3.08	)(f)	(3.08)
Year Ended July 31, 2017(e)	$27.49	(0.42)	7.30		6.88	—	—		—
Year Ended July 31, 2016(e)	$26.42	(0.35)	1.42		1.07	—	—		—
Year Ended July 31, 2015(e)	$24.28	(0.46)	4.55		4.09	—	(1.95)		(1.95)
UltraNasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$78.64	(0.13)	21.86		21.73	—	(5.21)		(5.21)
Year Ended July 31, 2019	$75.09	0.01	7.10		7.11	—	(3.56)		(3.56)
Year Ended July 31, 2018(e)	$52.09	(0.18)	23.18		23.00	—	—		—
Year Ended July 31, 2017(e)	$34.41	(0.20)	17.88		17.68	—	—		—
Year Ended July 31, 2016(e)	$33.73	(0.18)	0.86		0.68	—	—		—
Year Ended July 31, 2015(e)	$24.81	(0.19)	9.11		8.92	—	—		—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$63.78	(0.47)	17.63		17.16	—	(5.21)		(5.21)
Year Ended July 31, 2019	$62.10	(0.56)	5.80		5.24	—	(3.56)		(3.56)
Year Ended July 31, 2018(e)	$43.52	(0.71)	19.29		18.58	—	—		—
Year Ended July 31, 2017(e)	$29.03	(0.54)	15.03		14.49	—	—		—
Year Ended July 31, 2016(e)	$28.75	(0.44)	0.72		0.28	—	—		—
Year Ended July 31, 2015(e)	$21.36	(0.44)	7.83		7.39	—	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$44.54	2.78	%(d)	1.64%	1.64%	0.19%	$65,276	42	%(d)
$44.23	(5.62)%		1.53%	1.53%	0.16%	$80,404	52%
$46.93	23.80%		1.43%	1.43%	(0.01)%	$91,844	28%
$40.56	26.18%		1.46%	1.46%	(0.30)%	$98,608	35%
$32.14	5.11%		1.50%	1.50%	(0.42)%	$76,445	89%
$30.58	19.26%		1.56%	1.56%	(0.67)%	$79,173	29%

$36.26	2.25	%(d)	2.64%	2.64%	(0.81)%	$708	42	%(d)
$36.24	(6.61)%		2.53%	2.53%	(0.84)%	$847	52%
$38.86	22.58%		2.43%	2.43%	(1.01)%	$2,154	28%
$34.37	24.99%		2.46%	2.46%	(1.30)%	$3,079	35%
$27.49	4.09%		2.50%	2.50%	(1.42)%	$1,116	89%
$26.42	18.07%		2.56%	2.56%	(1.67)%	$1,978	29%

$95.16	28.05	%(d)	1.56%	1.56%	(0.30)%	$605,404	6	%(d)
$78.64	9.42%		1.50%	1.50%	0.01%	$504,777	9%
$75.09	44.15%		1.41%	1.41%	(0.29)%	$497,460	3%
$52.09	51.39%		1.43%	1.43%	(0.48)%	$379,105	4%
$34.41	2.00%		1.47%	1.47%	(0.58)%	$245,418	6%
$33.73	35.97%		1.52%	1.52%	(0.65)%	$254,034	9%

$75.73	27.41	%(d)	2.56%	2.56%	(1.30)%	$14,278	6	%(d)
$63.78	8.33%		2.50%	2.50%	(0.99)%	$12,014	9%
$62.10	42.70%		2.41%	2.41%	(1.29)%	$14,914	3%
$43.52	49.89%		2.43%	2.43%	(1.48)%	$11,189	4%
$29.03	0.97%		2.47%	2.47%	(1.58)%	$8,600	6%
$28.75	34.63%		2.52%	2.52%	(1.65)%	$9,164	9%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split on January 22, 2018.
(f)	Subsequent to the issuance of the July 31, 2018 and 2019 financial statements, it was discovered that the distributions per share of $9.24 from Net Realized Gains on Investments from the year ended July 31, 2018 had not been adjusted for the 3:1 share split on January 22, 2018. The per-share amounts for both "Net Realized and Unrealized Gains (Losses) on Investments" as well as "Distributions to Shareholders from Net Realized Gains on Investments" have been revised to reflect the correct amounts.

See accompanying notes to the financial statements.

Financial Highlights :: 257

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort China ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$47.15	— (d)	(10.02)	(10.02)	(0.19)	(0.19)
Year Ended July 31, 2019	$40.80	0.24	6.11 (f)	6.35	—	—
Year Ended July 31, 2018(g)	$54.15	(0.14)	(13.21)	(13.35)	—	—
Year Ended July 31, 2017(g)	$112.44	(1.12)	(57.17)	(58.29)	—	—
Year Ended July 31, 2016(g)	$126.26	(2.16)	(11.66)	(13.82)	—	—
Year Ended July 31, 2015(g)	$142.13	(2.08)	(13.79)	(15.87)	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$42.12	(0.19)	(8.91)	(9.10)	—	—
Year Ended July 31, 2019	$36.81	(0.19)	5.50 (f)	5.31	—	—
Year Ended July 31, 2018(g)	$49.35	(0.52)	(12.02)	(12.54)	—	—
Year Ended July 31, 2017(g)	$103.50	(1.76)	(52.39)	(54.15)	—	—
Year Ended July 31, 2016(g)	$117.38	(3.36)	(10.52)	(13.88)	—	—
Year Ended July 31, 2015(g)	$133.45	(3.12)	(12.95)	(16.07)	—	—
UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$15.04	— (d)	(1.84)	(1.84)	(0.05)	(0.05)
Year Ended July 31, 2019	$17.92	0.08	(2.96)	(2.88)	—	—
Year Ended July 31, 2018	$26.03	(0.09)	(8.02)	(8.11)	—	—
Year Ended July 31, 2017(h)	$39.20	(0.41)	(12.76)	(13.17)	—	—
Year Ended July 31, 2016(h)	$49.17	(0.72)	(9.25)	(9.97)	—	—
Year Ended July 31, 2015(h)	$62.40	(0.88)	(12.35)	(13.23)	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$13.36	(0.07)	(1.62)	(1.69)	—	—
Year Ended July 31, 2019	$16.08	(0.07)	(2.65)	(2.72)	—	—
Year Ended July 31, 2018	$23.59	(0.28)	(7.23)	(7.51)	—	—
Year Ended July 31, 2017(h)	$35.89	(0.71)	(11.59)	(12.30)	—	—
Year Ended July 31, 2016(h)	$45.49	(1.20)	(8.40)	(9.60)	—	—
Year Ended July 31, 2015(h)	$58.33	(1.36)	(11.48)	(12.84)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$36.94	(21.23	)%(e)	2.94%	1.78%	0.01%	$8,516	—
$47.15	15.56%		2.45%	1.78%	0.50%	$3,534	—
$40.80	(24.67)%		2.34%	1.78%	(0.34)%	$2,038	—
$54.15	(51.85)%		2.91%	1.78%	(1.31)%	$1,389	—
$112.44	(10.90)%		2.13%	1.78%	(1.61)%	$3,509	—
$126.26	(11.20)%		3.04%	1.78%	(1.75)%	$4,353	—

$33.02	(21.60	)%(e)	3.94%	2.78%	(0.99)%	$342	—
$42.12	14.43%		3.45%	2.78%	(0.50)%	$44	—
$36.81	(25.43)%		3.34%	2.78%	(1.34)%	$70	—
$49.35	(52.32)%		3.91%	2.78%	(2.31)%	$53	—
$103.50	(11.79)%		3.13%	2.78%	(2.61)%	$102	—
$117.38	(12.05)%		4.04%	2.78%	(2.75)%	$73	—

$13.15	(12.26	)%(e)	2.37%	1.78%	(0.07)%	$3,994	—
$15.04	(16.07)%		2.25%	1.78%	0.47%	$4,491	—
$17.92	(31.16)%		2.18%	1.78%	(0.44)%	$3,874	—
$26.03	(33.60)%		2.15%	1.78%	(1.29)%	$4,865	—
$39.20	(20.33)%		2.01%	1.78%	(1.61)%	$4,462	—
$49.17	(21.15)%		2.74%	1.78%	(1.75)%	$3,867	—

$11.67	(12.65	)%(e)	3.37%	2.78%	(1.07)%	$234	—
$13.36	(16.92)%		3.25%	2.78%	(0.53)%	$179	—
$16.08	(31.84)%		3.18%	2.78%	(1.44)%	$268	—
$23.59	(34.33)%		3.15%	2.78%	(2.29)%	$453	—
$35.89	(21.09)%		3.01%	2.78%	(2.61)%	$677	—
$45.49	(21.95)%		3.74%	2.78%	(2.75)%	$312	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.
(g)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on January 22, 2018.
(h)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

258 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$18.94	— (d)	(3.06)	(3.06)	(0.07)	(0.07)
Year Ended July 31, 2019	$18.41	0.09	0.44	0.53	—	—
Year Ended July 31, 2018	$21.74	(0.07)	(3.26)	(3.33)	—	—
Year Ended July 31, 2017(f)	$39.02	(0.40)	(16.88)	(17.28)	—	—
Year Ended July 31, 2016(f)	$50.27	(0.85)	(10.40)	(11.25)	—	—
Year Ended July 31, 2015(f)	$38.63	(0.75)	12.39	11.64	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$17.34	(0.08)	(2.78)	(2.86)	—	—
Year Ended July 31, 2019	$17.03	(0.10)	0.41	0.31	—	—
Year Ended July 31, 2018	$20.30	(0.25)	(3.02)	(3.27)	—	—
Year Ended July 31, 2017(f)	$36.79	(0.70)	(15.79)	(16.49)	—	—
Year Ended July 31, 2016(f)	$47.87	(1.35)	(9.73)	(11.08)	—	—
Year Ended July 31, 2015(f)	$37.14	(1.15)	11.88	10.73	—	—
UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$13.55	— (d)	(1.55)	(1.55)	(0.10)	(0.10)
Year Ended July 31, 2019	$12.91	0.07	0.57 (g)	0.64	—	—
Year Ended July 31, 2018	$14.87	(0.07)	(1.89)	(1.96)	—	—
Year Ended July 31, 2017	$21.68	(0.27)	(6.54)	(6.81)	—	—
Year Ended July 31, 2016	$21.49	(0.39)	0.58	0.19	—	—
Year Ended July 31, 2015	$23.67	(0.42)	(1.76)	(2.18)	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$12.28	(0.06)	(1.40)	(1.46)	—	—
Year Ended July 31, 2019	$11.82	(0.06)	0.52 (g)	0.46	—	—
Year Ended July 31, 2018	$13.74	(0.19)	(1.73)	(1.92)	—	—
Year Ended July 31, 2017	$20.23	(0.46)	(6.03)	(6.49)	—	—
Year Ended July 31, 2016	$20.26	(0.62)	0.59	(0.03)	—	—
Year Ended July 31, 2015	$22.54	(0.65)	(1.63)	(2.28)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$15.81	(16.12	)%(e)	2.88%	1.78%	0.04%	$3,357	—
$18.94	2.88%		2.70%	1.78%	0.43%	$2,865	—
$18.41	(15.32)%		2.35%	1.78%	(0.40)%	$2,958	—
$21.74	(44.33)%		2.21%	1.78%	(1.32)%	$2,071	—
$39.02	(22.37)%		1.78%	1.78%	(1.62)%	$5,016	—
$50.27	30.14%		2.10%	1.78%	(1.75)%	$4,464	—

$14.48	(16.49	)%(e)	3.88%	2.78%	(0.96)%	$82	—
$17.34	1.82%		3.70%	2.78%	(0.57)%	$98	—
$17.03	(16.11)%		3.35%	2.78%	(1.40)%	$108	—
$20.30	(44.84)%		3.21%	2.78%	(2.32)%	$263	—
$36.79	(23.17)%		2.78%	2.78%	(2.62)%	$1,567	—
$47.87	28.94%		3.10%	2.78%	(2.75)%	$2,015	—

$11.90	(11.40	)%(e)	3.37%	1.78%	(0.04)%	$2,844	—
$13.55	4.96%		2.43%	1.78%	0.50%	$2,156	—
$12.91	(13.18)%		2.53%	1.84%	(0.51)%	$2,120	—
$14.87	(31.41)%		2.26%	1.85%	(1.41)%	$2,920	—
$21.68	0.88%		1.74%	1.74%	(1.60)%	$7,384	—
$21.49	(9.21)%		2.18%	1.78%	(1.75)%	$4,978	—

$10.82	(11.81	)%(e)	4.37%	2.78%	(1.04)%	$12	—
$12.28	3.89%		3.42%	2.77%	(0.49)%	$14	—
$11.82	(13.97)%		3.52%	2.83%	(1.50)%	$29	—
$13.74	(32.08)%		3.26%	2.85%	(2.41)%	$92	—
$20.23	(0.15)%		2.74%	2.74%	(2.60)%	$869	—
$20.26	(10.12)%		3.18%	2.78%	(2.75)%	$1,020	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$32.34	(0.03)	(4.98)	(5.01)	—	—
Year Ended July 31, 2019	$32.76	0.06	(0.48)	(0.42)	—	—
Year Ended July 31, 2018(e)	$47.18	(0.23)	(14.19)	(14.42)	—	—
Year Ended July 31, 2017(e)	$75.55	(0.75)	(27.62)	(28.37)	—	—
Year Ended July 31, 2016(e)	$62.40	(1.25)	14.40	13.15	—	—
Year Ended July 31, 2015(e)	$125.62	(1.50)	(61.72)	(63.22)	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$29.45	(0.17)	(4.58)	(4.75)	—	—
Year Ended July 31, 2019	$30.00	(0.23)	(0.32)	(0.55)	—	—
Year Ended July 31, 2018(e)	$43.73	(0.61)	(13.12)	(13.73)	—	—
Year Ended July 31, 2017(e)	$70.74	(1.25)	(25.76)	(27.01)	—	—
Year Ended July 31, 2016(e)	$58.99	(1.95)	13.70	11.75	—	—
Year Ended July 31, 2015(e)	$119.86	(2.45)	(58.42)	(60.87)	—	—
UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$27.71	— (f)	1.05	1.05	(0.09)	(0.09)
Year Ended July 31, 2019	$35.01	0.16	(7.46)	(7.30)	—	—
Year Ended July 31, 2018(e)	$40.03	(0.21)	(4.81)	(5.02)	—	—
Year Ended July 31, 2017(e)	$74.09	(0.70)	(33.36)	(34.06)	—	—
Year Ended July 31, 2016(e)	$113.33	(2.15)	(37.09)	(39.24)	—	—
Year Ended July 31, 2015(e)	$63.36	(1.50)	51.47	49.97	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$24.69	(0.13)	0.92	0.79	—	—
Year Ended July 31, 2019	$31.51	(0.12)	(6.70)	(6.82)	—	—
Year Ended July 31, 2018(e)	$36.45	(0.55)	(4.39)	(4.94)	—	—
Year Ended July 31, 2017(e)	$68.13	(1.15)	(30.53)	(31.68)	—	—
Year Ended July 31, 2016(e)	$105.26	(3.40)	(33.73)	(37.13)	—	—
Year Ended July 31, 2015(e)	$59.34	(2.30)	48.22	45.92	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$27.33	(15.49	)%(d)	4.34%	1.78%	(0.23)%	$1,187	—
$32.34	(1.28)%		5.49%	1.78%	0.18%	$1,010	—
$32.76	(30.59)%		3.66%	1.78%	(0.60)%	$709	—
$47.18	(37.52)%		3.16%	1.78%	(1.37)%	$1,249	—
$75.55	21.07%		2.82%	1.78%	(1.62)%	$3,278	—
$62.40	(50.34)%		3.54%	1.78%	(1.76)%	$1,027	—

$24.70	(15.90	)%(d)	5.34%	2.78%	(1.23)%	$3	—
$29.45	(2.26)%		6.49%	2.78%	(0.82)%	$4	—
$30.00	(31.31)%		4.66%	2.78%	(1.60)%	$5	—
$43.73	(38.16)%		4.16%	2.78%	(2.37)%	$47	—
$70.74	19.92%		3.82%	2.78%	(2.62)%	$25	—
$58.99	(50.79)%		4.54%	2.78%	(2.76)%	$12	—

$28.67	3.84	%(d)	2.51%	1.78%	(0.01)%	$3,357	—
$27.71	(20.85)%		2.42%	1.78%	0.53%	$4,681	—
$35.01	(12.58)%		2.05%	1.78%	(0.60)%	$3,711	—
$40.03	(45.95)%		2.29%	1.78%	(1.28)%	$4,476	—
$74.09	(34.63)%		1.78%	1.78%	(1.59)%	$5,913	—
$113.33	78.93%		2.18%	1.78%	(1.75)%	$6,327	—

$25.48	3.24	%(d)	3.51%	2.78%	(1.01)%	$53	—
$24.69	(21.67)%		3.42%	2.78%	(0.47)%	$61	—
$31.51	(13.53)%		3.05%	2.78%	(1.60)%	$74	—
$36.45	(46.52)%		3.29%	2.78%	(2.28)%	$6,981	—
$68.13	(35.25)%		2.78%	2.78%	(2.59)%	$439	—
$105.26	77.34%		3.14%	2.74%	(2.71)%	$191	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

260 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$19.82	(0.01)	(1.39)	(1.40)	(0.08)	(0.08)
Year Ended July 31, 2019	$20.73	0.11	(1.02)	(0.91)	—	—
Year Ended July 31, 2018	$27.77	(0.11)	(6.93)	(7.04)	—	—
Year Ended July 31, 2017(e)	$37.96	(0.41)	(9.78)	(10.19)	—	—
Year Ended July 31, 2016(e)	$47.51	(0.80)	(8.75)	(9.55)	—	—
Year Ended July 31, 2015(e)	$63.15	(0.90)	(14.74)	(15.64)	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$17.72	(0.09)	(1.23)	(1.32)	—	—
Year Ended July 31, 2019	$18.73	(0.08)	(0.93)	(1.01)	—	—
Year Ended July 31, 2018	$25.30	(0.32)	(6.25)	(6.57)	—	—
Year Ended July 31, 2017(e)	$34.94	(0.70)	(8.94)	(9.64)	—	—
Year Ended July 31, 2016(e)	$44.25	(1.30)	(8.01)	(9.31)	—	—
Year Ended July 31, 2015(e)	$59.52	(1.40)	(13.87)	(15.27)	—	—
UltraShort Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$12.69	— (f)	(3.29)	(3.29)	(0.04)	(0.04)
Year Ended July 31, 2019	$16.36	0.08	(3.75)	(3.67)	—	—
Year Ended July 31, 2018	$26.69	(0.09)	(10.24)	(10.33)	—	—
Year Ended July 31, 2017(g)	$43.68	(0.42)	(16.57)	(16.99)	—	—
Year Ended July 31, 2016(g)	$54.21	(0.80)	(9.73)	(10.53)	—	—
Year Ended July 31, 2015(g)	$83.10	(1.15)	(27.74)	(28.89)	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$12.20	(0.06)	(3.15)	(3.21)	—	—
Year Ended July 31, 2019	$15.87	(0.06)	(3.61)	(3.67)	—	—
Year Ended July 31, 2018	$26.12	(0.28)	(9.97)	(10.25)	—	—
Year Ended July 31, 2017(g)	$43.16	(0.76)	(16.28)	(17.04)	—	—
Year Ended July 31, 2016(g)	$54.10	(1.35)	(9.59)	(10.94)	—	—
Year Ended July 31, 2015(g)	$83.72	(1.80)	(27.82)	(29.62)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$18.34	(7.02	)%(d)	3.45%	1.78%	(0.06)%	$1,372	—
$19.82	(4.39)%		3.04%	1.78%	0.50%	$1,475	—
$20.73	(25.35)%		3.12%	1.78%	(0.45)%	$1,067	—
$27.77	(26.92)%		2.95%	1.77%	(1.28)%	$1,670	—
$37.96	(20.00)%		2.27%	1.78%	(1.63)%	$1,737	—
$47.51	(24.72)%		2.72%	1.78%	(1.75)%	$2,315	—

$16.40	(7.45	)%(d)	4.45%	2.78%	(1.06)%	$20	—
$17.72	(5.39)%		4.04%	2.78%	(0.50)%	$16	—
$18.73	(26.00)%		4.12%	2.78%	(1.45)%	$11	—
$25.30	(27.48)%		3.95%	2.77%	(2.28)%	$14	—
$34.94	(21.04)%		3.27%	2.78%	(2.63)%	$8	—
$44.25	(25.71)%		3.72%	2.78%	(2.75)%	$85	—

$9.36	(25.98	)%(d)	1.85%	1.85%	(0.05)%	$14,451	—
$12.69	(22.43)%		1.77%	1.77%	0.51%	$14,948	—
$16.36	(38.70)%		1.76%	1.76%	(0.44)%	$12,427	—
$26.69	(38.92)%		1.77%	1.77%	(1.22)%	$18,170	—
$43.68	(19.37)%		1.75%	1.73%	(1.55)%	$12,361	—
$54.21	(34.78)%		1.94%	1.78%	(1.75)%	$11,747	—

$8.99	(26.31	)%(d)	2.85%	2.85%	(1.05)%	$445	—
$12.20	(23.13)%		2.77%	2.77%	(0.49)%	$516	—
$15.87	(39.24)%		2.76%	2.76%	(1.44)%	$91	—
$26.12	(39.47)%		2.77%	2.77%	(2.22)%	$126	—
$43.16	(20.24)%		2.75%	2.73%	(2.55)%	$82	—
$54.10	(35.36)%		2.94%	2.78%	(2.75)%	$245	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.
(f)	Amount is less than $0.005.
(g)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 261

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraShort Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$30.78	(0.01)	(2.56)	(2.57)	(0.08)	—	(0.08)
Year Ended July 31, 2019	$29.84	0.16	0.78 (e)	0.94	—	—	—
Year Ended July 31, 2018(f)	$43.84	(0.10)	(13.90)	(14.00)	—	—	—
Year Ended July 31, 2017(f)	$66.19	(0.68)	(21.67)	(22.35)	—	—	—
Year Ended July 31, 2016(f)	$76.53	(1.32)	(9.02)	(10.34)	—	—	—
Year Ended July 31, 2015(f)	$105.85	(1.56)	(27.76)	(29.32)	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$28.86	(0.15)	(2.38)	(2.53)	—	—	—
Year Ended July 31, 2019	$28.27	(0.16)	0.75 (e)	0.59	—	—	—
Year Ended July 31, 2018(f)	$41.92	(0.45)	(13.20)	(13.65)	—	—	—
Year Ended July 31, 2017(f)	$63.93	(1.16)	(20.85)	(22.01)	—	—	—
Year Ended July 31, 2016(f)	$74.76	(2.08)	(8.75)	(10.83)	—	—	—
Year Ended July 31, 2015(f)	$104.51	(2.40)	(27.35)	(29.75)	—	—	—
UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$57.95	(0.03)	1.85	1.82	—	—	—
Year Ended July 31, 2019	$68.79	0.13	(10.91)	(10.78)	(0.05)	(0.01)	(0.06)
Year Ended July 31, 2018	$52.24	(0.16)	17.14	16.98	—	(0.43)	(0.43)
Year Ended July 31, 2017	$39.08	(0.31)	13.47	13.16	—	—	—
Year Ended July 31, 2016	$41.54	(0.25)	(2.21)	(2.46)	—	—	—
Year Ended July 31, 2015	$34.68	(0.33)	7.19	6.86	—	—	—
Service Class
Six Months Ended January 31, 2020 (unaudited)	$47.88	(0.27)	1.52	1.25	—	—	—
Year Ended July 31, 2019	$57.34	(0.35)	(9.10)	(9.45)	—	(0.01)	(0.01)
Year Ended July 31, 2018	$44.08	(0.63)	14.32	13.69	—	(0.43)	(0.43)
Year Ended July 31, 2017	$33.30	(0.70)	11.48	10.78	—	—	—
Year Ended July 31, 2016	$35.78	(0.54)	(1.94)	(2.48)	—	—	—
Year Ended July 31, 2015	$30.16	(0.66)	6.28	5.62	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$28.13	(8.34	)%(d)	2.25%	1.78%	(0.05)%	$5,749	—
$30.78	3.22%		3.14%	1.78%	0.50%	$4,541	—
$29.84	(31.98)%		2.03%	1.76%	(0.29)%	$4,058	—
$43.84	(33.78)%		1.79%	1.79%	(1.29)%	$8,591	—
$66.19	(13.49)%		1.78%	1.78%	(1.59)%	$8,576	—
$76.53	(27.70)%		2.12%	1.78%	(1.75)%	$7,472	—

$26.33	(8.77	)%(d)	3.25%	2.78%	(1.05)%	$206	—
$28.86	2.16%		4.14%	2.78%	(0.50)%	$158	—
$28.27	(32.61)%		3.03%	2.76%	(1.29)%	$111	—
$41.92	(34.46)%		2.79%	2.79%	(2.29)%	$239	—
$63.93	(14.45)%		2.78%	2.78%	(2.59)%	$1,774	—
$74.76	(28.47)%		3.12%	2.78%	(2.75)%	$1,127	—

$59.77	3.14	%(d)	1.77%	1.77%	(0.10)%	$44,653	76	%(d)
$57.95	(15.64)%		1.60%	1.60%	0.23%	$62,102	77%
$68.79	32.65%		1.49%	1.49%	(0.26)%	$68,965	29%
$52.24	33.65%		1.50%	1.50%	(0.68)%	$90,054	71%
$39.08	(5.92)%		1.60%	1.60%	(0.73)%	$60,083	123%
$41.54	19.78%		1.66%	1.66%	(0.85)%	$47,826	50%

$49.13	2.61	%(d)	2.77%	2.77%	(1.10)%	$393	76	%(d)
$47.88	(16.47)%		2.60%	2.60%	(0.77)%	$460	77%
$57.34	31.20%		2.49%	2.49%	(1.26)%	$1,847	29%
$44.08	32.37%		2.50%	2.50%	(1.68)%	$720	71%
$33.30	(6.93)%		2.60%	2.60%	(1.73)%	$491	123%
$35.78	18.63%		2.66%	2.66%	(1.85)%	$1,075	50%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.
(f)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

262 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2020 (unaudited)	$54.09	0.29	12.12	12.41	(1.04)	(1.04)
Year Ended July 31, 2019	$45.64	0.71	8.04	8.75	(0.30)	(0.30)
Year Ended July 31, 2018	$45.01	0.48	0.48	0.96	(0.33)	(0.33)
Year Ended July 31, 2017	$42.70	0.43	2.20	2.63	(0.32)	(0.32)
Year Ended July 31, 2016	$32.45	0.10	10.60	10.70	(0.45)	(0.45)
Year Ended July 31, 2015	$29.23	0.29	3.13	3.42	(0.20)	(0.20)
Service Class
Six Months Ended January 31, 2020 (unaudited)	$50.80	0.03	11.34	11.37	(0.92)	(0.92)
Year Ended July 31, 2019	$42.98	0.26	7.56	7.82	—	—
Year Ended July 31, 2018	$42.79	0.07	0.41	0.48	(0.29)	(0.29)
Year Ended July 31, 2017	$40.67	0.05	2.07	2.12	—	—
Year Ended July 31, 2016	$30.83	(0.23)	10.10	9.87	(0.03)	(0.03)
Year Ended July 31, 2015	$27.95	(0.03)	2.97	2.94	(0.06)	(0.06)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$65.46	23.12	%(d)	1.66%	1.66%	0.99%	$34,872	215	%(d)
$54.09	19.30%		1.72%	1.72%	1.41%	$31,558	406%
$45.64	2.15%		1.69%	1.69%	1.07%	$8,208	314%
$45.01	6.27%		1.65%	1.65%	1.06%	$16,755	97%
$42.70	33.41%		1.76%	1.76%	0.28%	$71,264	229%
$32.45	11.61%		1.76%	1.76%	0.85%	$8,537	305%

$61.25	22.56	%(d)	2.59%	2.59%	0.06%	$1,378	215	%(d)
$50.80	18.19%		2.67%	2.67%	0.46%	$1,265	406%
$42.98	1.14%		2.67%	2.67%	0.09%	$635	314%
$42.79	5.19%		2.65%	2.65%	0.06%	$671	97%
$40.67	32.09%		2.76%	2.76%	(0.72)%	$3,106	229%
$30.83	10.49%		2.76%	2.76%	(0.15)%	$2,287	305%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Notes to Financial Statements

264 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds" and individually, a "ProFund"):

Classic ProFunds:

Bull ProFund	Mid-Cap Value ProFund
Europe 30 ProFund	Nasdaq-100 ProFund
Large-Cap Growth ProFund	Small-Cap ProFund
Large-Cap Value ProFund	Small-Cap Growth ProFund
Mid-Cap ProFund	Small-Cap Value ProFund
Mid-Cap Growth ProFund

Ultra ProFunds:

UltraBull ProFund	UltraJapan ProFund
UltraChina ProFund	UltraLatin America ProFund
UltraDow 30 ProFund	UltraMid-Cap ProFund
UltraEmerging Markets ProFund	UltraNasdaq-100 ProFund
UltraInternational ProFund	UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund	UltraShort International ProFund
Short Nasdaq-100 ProFund	UltraShort Japan ProFund
Short Small-Cap ProFund	UltraShort Latin America ProFund
UltraBear ProFund	UltraShort Mid-Cap ProFund
UltraShort China ProFund	UltraShort Nasdaq-100 ProFund
UltraShort Dow 30 ProFund	UltraShort Small-Cap ProFund
UltraShort Emerging Markets ProFund

UltraSector ProFunds:

Banks UltraSector ProFund	Oil & Gas UltraSector ProFund
Basic Materials UltraSector ProFund	Oil Equipment & Services UltraSector ProFund
Biotechnology UltraSector ProFund	Pharmaceuticals UltraSector ProFund
Communication Services UltraSector ProFund	Precious Metals UltraSector ProFund
Consumer Goods UltraSector ProFund	Real Estate UltraSector ProFund
Consumer Services UltraSector ProFund	Semiconductor UltraSector ProFund
Financials UltraSector ProFund	Technology UltraSector ProFund
Health Care UltraSector ProFund	Telecommunications UltraSector ProFund
Industrials UltraSector ProFund	Utilities UltraSector ProFund
Internet UltraSector ProFund

Inverse Sector ProFunds:

Short Oil & Gas ProFund	Short Real Estate ProFund
Short Precious Metals ProFund

Non-Equity ProFunds:

Falling U.S. Dollar ProFund	Rising U.S. Dollar ProFund
Rising Rates Opportunity ProFund	U.S. Government Plus ProFund
Rising Rates Opportunity 10 ProFund

Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors

January 31, 2020 (unaudited) :: Notes to Financial Statements :: 265 and others that provide for general indemnifications. The Trust and ProFunds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of January 31, 2020, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Commerce, 1.42%, dated 1/31/20, due 2/3/20(1)	HSBC Securities (USA), Inc., 1.47%, dated 1/31/20, due 2/3/20(2)	RBC Capital Markets, LLC, 1.44%, dated 1/31/20, due 2/3/20(3)	Societe Generale, 1.51%, dated 1/31/20, due 2/3/20(4)	UMB Bank, N.A., 1.32%, dated 1/31/20, due 2/3/20(5)
Banks UltraSector ProFund	$361,000	$868,000	$796,000	$1,033,000	$297,000
Basic Materials UltraSector ProFund	121,000	293,000	268,000	348,000	105,000
Bear ProFund	1,529,000	3,671,000	3,364,000	4,368,000	1,232,000
Biotechnology UltraSector ProFund	4,452,000	10,689,000	9,798,000	12,718,000	3,572,000
Bull ProFund	2,337,000	5,612,000	5,145,000	6,679,000	1,878,000
Communication Services UltraSector ProFund	206,000	497,000	455,000	592,000	171,000
Consumer Goods UltraSector ProFund	214,000	517,000	473,000	615,000	177,000
Consumer Services UltraSector ProFund	1,159,000	2,784,000	2,552,000	3,314,000	936,000

266 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

Fund Name	Canadian Imperial Bank of Commerce, 1.42%, dated 1/31/20, due 2/3/20(1)	HSBC Securities (USA), Inc., 1.47%, dated 1/31/20, due 2/3/20(2)	RBC Capital Markets, LLC, 1.44%, dated 1/31/20, due 2/3/20(3)	Societe Generale, 1.51%, dated 1/31/20, due 2/3/20(4)	UMB Bank, N.A., 1.32%, dated 1/31/20, due 2/3/20(5)
Europe 30 ProFund	$2,000	$5,000	$4,000	$6,000	$4,000
Falling U.S. Dollar ProFund	119,000	286,000	263,000	341,000	101,000
Financials UltraSector ProFund	345,000	832,000	762,000	990,000	286,000
Health Care UltraSector ProFund	1,459,000	3,506,000	3,214,000	4,172,000	1,180,000
Industrials UltraSector ProFund	275,000	661,000	606,000	789,000	228,000
Internet UltraSector ProFund	4,159,000	9,986,000	9,154,000	11,884,000	3,338,000
Large-Cap Growth ProFund	2,000	5,000	5,000	7,000	4,000
Large-Cap Value ProFund	5,000	14,000	13,000	16,000	7,000
Mid-Cap ProFund	345,000	829,000	761,000	988,000	281,000
Mid-Cap Growth ProFund	—	—	—	—	1,000
Nasdaq-100 ProFund	3,513,000	8,434,000	7,731,000	10,036,000	2,818,000
Oil & Gas UltraSector ProFund	336,000	807,000	741,000	962,000	277,000
Oil Equipment & Services UltraSector ProFund	127,000	306,000	280,000	364,000	108,000
Pharmaceuticals UltraSector ProFund	98,000	238,000	219,000	285,000	86,000
Precious Metals UltraSector ProFund	880,000	2,115,000	1,938,000	2,518,000	712,000
Real Estate UltraSector ProFund	790,000	1,897,000	1,739,000	2,258,000	637,000
Rising Rates Opportunity ProFund	1,531,000	3,677,000	3,370,000	4,375,000	1,233,000
Rising Rates Opportunity 10 ProFund	327,000	788,000	723,000	938,000	270,000
Rising U.S. Dollar ProFund	918,000	2,204,000	2,019,000	2,623,000	741,000
Semiconductor UltraSector ProFund	6,750,000	16,202,000	14,851,000	19,280,000	5,410,000
Short Nasdaq-100 ProFund	510,000	1,226,000	1,123,000	1,459,000	416,000
Short Oil & Gas ProFund	216,000	523,000	478,000	622,000	180,000
Short Precious Metals ProFund	149,000	360,000	331,000	429,000	125,000
Short Real Estate ProFund	86,000	207,000	190,000	247,000	75,000
Short Small-Cap ProFund	233,000	562,000	515,000	670,000	198,000
Small-Cap ProFund	180,000	434,000	398,000	517,000	151,000
Small-Cap Growth ProFund	3,000	8,000	7,000	9,000	5,000
Technology UltraSector ProFund	2,702,000	6,487,000	5,947,000	7,720,000	2,172,000
Telecommunications UltraSector ProFund	32,000	79,000	73,000	94,000	34,000
U.S. Government Plus ProFund	2,636,000	6,327,000	5,799,000	7,530,000	2,118,000
UltraBear ProFund	988,000	2,374,000	2,176,000	2,826,000	799,000
UltraBull ProFund	6,134,000	14,724,000	13,497,000	17,522,000	4,917,000
UltraChina ProFund	421,000	1,013,000	929,000	1,206,000	345,000
UltraDow 30 ProFund	902,000	2,170,000	1,989,000	2,581,000	731,000
UltraEmerging Markets ProFund	172,000	415,000	380,000	493,000	144,000
UltraInternational ProFund	285,000	686,000	629,000	817,000	233,000
UltraJapan ProFund	1,353,000	3,248,000	2,977,000	3,865,000	1,086,000
UltraLatin America ProFund	345,000	832,000	762,000	989,000	284,000
UltraMid-Cap ProFund	2,139,000	5,138,000	4,708,000	6,113,000	1,723,000
UltraNasdaq-100 ProFund	26,213,000	62,914,000	57,671,000	74,868,000	20,996,000
UltraShort China ProFund	796,000	1,911,000	1,751,000	2,275,000	642,000
UltraShort Dow 30 ProFund	435,000	1,045,000	957,000	1,243,000	353,000
UltraShort Emerging Markets ProFund	312,000	750,000	687,000	893,000	258,000
UltraShort International ProFund	288,000	694,000	636,000	825,000	238,000
UltraShort Japan ProFund	100,000	240,000	220,000	286,000	83,000
UltraShort Latin America ProFund	433,000	1,041,000	954,000	1,238,000	352,000
UltraShort Mid-Cap ProFund	142,000	344,000	315,000	409,000	121,000
UltraShort Nasdaq-100 ProFund	1,556,000	3,737,000	3,425,000	4,448,000	1,257,000
UltraShort Small-Cap ProFund	615,000	1,479,000	1,354,000	1,759,000	501,000
UltraSmall-Cap ProFund	2,016,000	4,844,000	4,440,000	5,764,000	1,625,000
Utilities UltraSector ProFund	1,161,000	2,789,000	2,556,000	3,319,000	936,000
	$85,913,000	$206,324,000	$189,118,000	$245,535,000	$69,188,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of January 31, 2020 as follows:

(1)	U.S. Treasury Notes, 2.625%, due 12/31/23, total value $87,639,899.

(2)	U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at January 31, 2020, 2.031%, due 8/15/47, total value $210,455,153.

(3)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 1/15/22, total value $192,910,076.

(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $250,454,542.

(5)	U.S. Treasury Notes, 1.25% to 1.75%, due 2/29/20 to 6/15/22, Federal Farm Credit Banks, 2.61%, due 2/27/24, Federal Home Loan Banks, 3.375%, due 12/8/23, which had an aggregate value of $70,627,116.

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Depositary Receipts

Each ProFund may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

The ProFunds may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as "unsponsored", require the holders thereof to bear most of the costs of such facilities, while issuers of "sponsored" facilities normally pay more of the cost thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Real Estate Investment Trusts

Each ProFund (other than Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund, and U.S. Government Plus ProFund) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended January 31, 2020, were utilized to gain exposure or inverse exposure to each ProFund's benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund's investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2020. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. The volume associated with derivative positions in the U.S. Government Plus ProFund was 76%, based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2020.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund and UltraShort Small-Cap ProFund) (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at

268 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions, they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party

January 31, 2020 (unaudited) :: Notes to Financial Statements :: 269 account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of January 31, 2020, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund's illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund's rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund's custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund's ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net

270 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

assets, and/or provide limits regarding the decline of the ProFund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of January 31, 2020, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund's Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2020.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund	$—	$—	$—	$—	$656,622	$—
Basic Materials UltraSector ProFund	—	—	—	—	137,832	—
Bear ProFund	—	67,217	—	18,089	—	—
Biotechnology UltraSector ProFund	—	—	—	—	6,927,510	—
Bull ProFund	151,829	—	—	—	57,753	—
Communication Services UltraSector ProFund	—	—	—	—	268,731	—
Consumer Goods UltraSector ProFund	—	—	—	—	110,647	—
Consumer Services UltraSector ProFund	—	—	—	—	605,877	—
Financials UltraSector ProFund	—	—	—	—	251,896	—
Health Care UltraSector ProFund	—	—	—	—	1,498,497	—
Industrials UltraSector ProFund	—	—	—	—	280,107	—
Internet UltraSector ProFund	—	—	—	—	3,993,962	—
Mid-Cap ProFund	—	—	—	20,920	28,961	—
Nasdaq-100 ProFund	736,496	53,538	—	—	2,347	—
Oil & Gas UltraSector ProFund	—	—	—	—	600,657	—
Oil Equipment & Services UltraSector ProFund	—	—	—	—	327,834	—
Pharmaceuticals UltraSector ProFund	—	—	—	—	106,187	—
Precious Metals UltraSector ProFund	—	453,079	—	—	—	—
Real Estate UltraSector ProFund	—	—	—	—	217,965	—
Semiconductor UltraSector ProFund	—	—	—	—	11,609,537	—
Short Nasdaq-100 ProFund	—	—	—	40,370	38,689	—
Short Oil & Gas ProFund	—	157,959	—	—	—	—

January 31, 2020 (unaudited) :: Notes to Financial Statements :: 271

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Short Precious Metals ProFund	$—	$—	$—	$—	$73,935	$—
Short Real Estate ProFund	—	14,085	—	—	—	—
Short Small-Cap ProFund	3,407	38,013	—	—	—	—
Small-Cap ProFund	—	27,438	—	15,359	15,353	—
Technology UltraSector ProFund	—	—	—	—	2,514,878	—
Telecommunications UltraSector ProFund	—	—	—	—	37,755	—
UltraBear ProFund	—	81,761	—	18,089	—	—
UltraBull ProFund	231,777	86,410	—	—	$287,384	—
UltraChina ProFund	—	—	—	—	502,970	—
UltraDow 30 ProFund	9,395	—	—	—	398,235	—
UltraEmerging Markets ProFund	—	—	—	—	319,932	—
UltraInternational ProFund	—	—	—	—	35,817	—
UltraJapan ProFund	—	—	—	853,044	2,029	—
UltraLatin America ProFund	—	—	—	—	691,384	—
UltraMid-Cap ProFund	—	—	—	324,287	888,632	—
UltraNasdaq-100 ProFund	5,770,901	3,462,937	—	—	—	—
UltraShort China ProFund	—	285,021	—	—	—	—
UltraShort Dow 30 ProFund	—	62,298	—	1,551	—	—
UltraShort Emerging Markets ProFund	—	119,923	—	—	—	—
UltraShort International ProFund	—	41,309	—	—	—	—
UltraShort Japan ProFund	92,632	2,026	—	—	—	—
UltraShort Latin America ProFund	—	149,147	—	—	—	—
UltraShort Mid-Cap ProFund	3,483	35,893	—	—	—	—
UltraShort Nasdaq-100 ProFund	—	—	—	100,925	303,919	—
UltraShort Small-Cap ProFund	6,814	205,336	—	—	—	—
UltraSmall-Cap ProFund	—	—	—	116,043	916,840	—
Utilities UltraSector ProFund	—	261,003	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	3,233	—	—	8,357
Rising U.S. Dollar ProFund	—	—	44,797	—	—	13,805

Interest Rate Risk Exposure:
Rising Rates Opportunity ProFund	—	—	—	—	745,383	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	74,245	—
U.S. Government Plus ProFund	—	1,285,072	—	—	—	—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund's Statement of Operations, categorized by risk exposure, for the period ended January 31, 2020.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund	$—	$2,436,386	$—	$—	$(715,627)	$—
Basic Materials UltraSector ProFund	—	(95,822)	—	—	(28,089)	—
Bear ProFund	(185,952)	(1,041,182)	—	28,084	(168,324)	—
Biotechnology UltraSector ProFund	—	15,253,213	—	—	(6,463,453)	—
Bull ProFund	935,505	968,774	—	(248,511)	145,258	—
Communication Services UltraSector ProFund	—	602,432	—	—	(371,304)	—
Consumer Goods UltraSector ProFund	—	378,800	—	—	(76,881)	—
Consumer Services UltraSector ProFund	—	(932,238)	—	—	728,463	—

272 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
	Net	Net	Net Realized	Change in Net Unrealized	Change in Net Unrealized	Change in Net Unrealized Appreciation/
Fund	Realized Gains (Losses) on Futures Contracts	Realized Gains (Losses) on Swap Agreements	Gains (Losses) on Forward Currency Contracts	Appreciation/ Depreciation on Futures Contracts	Appreciation/ Depreciation on Swap Agreements	Depreciation on Forward Currency Contracts
Financials UltraSector ProFund	$—	$580,779	$—	$—	$(243,359)	$—
Health Care UltraSector ProFund	—	1,954,362	—	—	(1,395,656)	—
Industrials UltraSector ProFund	—	$511,941	—	—	(223,191)	—
Internet UltraSector ProFund	—	(3,143,545)	—	—	(2,141,296)	—
Mid-Cap ProFund	78,739	(94,071)	—	(57,568)	(15,809)	—
Nasdaq-100 ProFund	2,015,980	3,045,069	—	(340,277)	517,785	—
Oil & Gas UltraSector ProFund	—	(669,933)	—	—	(494,805)	—
Oil Equipment & Services UltraSector ProFund	—	(1,050,617)	—	—	(305,268)	—
Pharmaceuticals UltraSector ProFund	—	376,760	—	—	(59,209)	—
Precious Metals UltraSector ProFund	—	1,333,514	—	—	1,930,542	—
Real Estate UltraSector ProFund	—	1,002,164	—	—	(331,124)	—
Semiconductor UltraSector ProFund	—	22,078,429	—	—	(10,551,343)	—
Short Nasdaq-100 ProFund	(84,183)	(294,553)	—	2,783	(127,680)	—
Short Oil & Gas ProFund	—	(58,596)	—	—	133,913	—
Short Precious Metals ProFund	—	(1,035,416)	—	—	(249,585)	—
Short Real Estate ProFund	—	(90,413)	—	—	22,438	—
Short Small-Cap ProFund	(27,814)	(139,186)	—	11,040)	41,521	—
Small-Cap ProFund	(19,490)	(31,489)	—	(94,040)	8,552	—
Technology UltraSector ProFund	—	8,428,488	—	—	(2,041,593)	—
Telecommunications UltraSector ProFund	—	4,495	—	—	(28,312)	—
UltraBear ProFund	(147,389)	(2,003,495)	—	(14,284)	(133,572)	—
UltraBull ProFund	968,031	5,941,537	—	(517,693)	2,147,342	—
UltraChina ProFund	—	1,712,119	—	—	(57,175)	—
UltraDow 30 ProFund	499,260	1,047,274	—	(260,420)	224,197	—
UltraEmerging Markets ProFund	—	614,058	—	—	26,744	—
UltraInternational ProFund	—	479,703	—	—	63,542	—
UltraJapan ProFund	3,547,665	15,400	—	(1,222,820)	(806)	—
UltraLatin America ProFund	—	(3,217,520)	—	—	337,042	—
UltraMid-Cap ProFund	1,112,757	877,702	—	(996,167)	(518,753)	—
UltraNasdaq-100 ProFund	10,497,221	63,068,172	—	2,727,290	15,342,213	—
UltraShort China ProFund	—	(206,708)	—	—	166,235	—
UltraShort Dow 30 ProFund	(52,056)	(404,043)	—	4,578	(40,421)	—
UltraShort Emerging Markets ProFund	—	(309,911)	—	—	15,176	—
UltraShort International ProFund	—	(247,992)	—	—	(26,564)	—
UltraShort Japan ProFund	(334,513)	(15,550)	—	70,884	804	—
UltraShort Latin America ProFund	—	335,317	—	—	(100,957)	—
UltraShort Mid-Cap ProFund	(13,141)	(185,611)	—	9,601	27,549	—
UltraShort Nasdaq-100 ProFund	(128,539)	(4,462,149)	—	(65,874)	(778,640)	—
UltraShort Small-Cap ProFund	(89,854)	(506,374)	—	32,258	247,067	—
UltraSmall-Cap ProFund	(12,589)	2,295,739	—	(148,857)	(1,007,424)	—
Utilities UltraSector ProFund	—	(175,352)	—	—	382,572	—

Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	2,905	—	—	13,513
Rising U.S. Dollar ProFund	—	—	104,641	—	—	(160,639)

Interest Rate Risk Exposure:
Rising Rates Opportunity ProFund	—	(3,129,328)	—	—	(107,788)	—
Rising Rates Opportunity 10 ProFund	—	(86,458)	—	—	(54,980)	—
U.S. Government Plus ProFund	—	1,979,318	—	—	1,001,856	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts as of January 31, 2020. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at period

January 31, 2020 (unaudited) :: Notes to Financial Statements :: 273 end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Banks UltraSector ProFund
Swap Agreements – Goldman Sachs International	$(252,787)	$252,787	$—	$—
Swap Agreements – UBS AG	(403,835)	403,835	—	—
Basic Materials UltraSector ProFund
Swap Agreements – Goldman Sachs International	(73,791)	73,791	—	—
Swap Agreements – UBS AG	(64,041)	64,041	—	—
Bear ProFund
Swap Agreements – Goldman Sachs International	24,261	—	—	24,261
Swap Agreements – UBS AG	42,956	—	—	42,956
Biotechnology UltraSector ProFund
Swap Agreements – Goldman Sachs International	(3,259,283)	3,259,283	—	—
Swap Agreements – UBS AG	(3,668,227)	3,668,227	—	—
Bull ProFund
Swap Agreements – Goldman Sachs International	(24,613)	24,613	—	—
Swap Agreements – UBS AG	(33,140)	33,140	—	—
Communication Services UltraSector ProFund
Swap Agreements – Goldman Sachs International	(140,856)	140,856	—	—
Swap Agreements – UBS AG	(127,875)	127,875	—	—
Consumer Goods UltraSector ProFund
Swap Agreements – Goldman Sachs International	(63,981)	63,981	—	—
Swap Agreements – UBS AG	(46,666)	46,666	—	—
Consumer Services UltraSector ProFund
Swap Agreements – Goldman Sachs International	(298,707)	298,707	—	—
Swap Agreements – UBS AG	(307,170)	307,170	—	—
Falling U.S. Dollar ProFund
Forward Currency Contracts – Goldman Sachs International
Appreciation	302
(Depreciation)	(1,302)
Net (Depreciation)	(1,000)	1,000	—	—
Forward Currency Contracts – UBS AG
Appreciation	2,391
(Depreciation)	(7,055)
Net (Depreciation)	(4,124)	4,124	—	—
Financials UltraSector ProFund
Swap Agreements – Goldman Sachs International	(122,529)	122,529	—	—
Swap Agreements – UBS AG	(129,367)	129,367	—	—
Health Care UltraSector ProFund
Swap Agreements – Goldman Sachs International	(825,790)	825,790	—	—
Swap Agreements – UBS AG	(672,707)	672,707	—	—
Industrials UltraSector ProFund
Swap Agreements – Goldman Sachs International	(141,555)	141,555	—	—
Swap Agreements – UBS AG	(138,552)	138,552	—	—
Internet UltraSector ProFund
Swap Agreements – Goldman Sachs International	(1,977,713)	1,977,713	—	—
Swap Agreements – UBS AG	(2,016,249)	2,016,249	—	—
Mid-Cap ProFund
Swap Agreements – Goldman Sachs International	(16,347)	16,347	—	—
Swap Agreements – UBS AG	(12,614)	12,614	—	—
Nasdaq-100 ProFund
Swap Agreements – Goldman Sachs International	(2,347)	2,347	—	—
Swap Agreements – UBS AG	53,538	(53,538)	—	—
Oil & Gas UltraSector ProFund
Swap Agreements – Goldman Sachs International	(304,160)	304,160	—	—
Swap Agreements – UBS AG	(296,497)	296,497	—	—

274 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Oil Equipment & Services UltraSector ProFund
Swap Agreements – Goldman Sachs International	$(146,074)	$146,074	$—	$—
Swap Agreements – UBS AG	(181,760)	181,760	—	—
Pharmaceuticals UltraSector ProFund
Swap Agreements – Goldman Sachs International	(52,830)	52,830	—	—
Swap Agreements – UBS AG	(53,357)	53,357	—	—
Precious Metals UltraSector ProFund
Swap Agreements – Goldman Sachs International	189,473	(134,496)	—	54,977
Swap Agreements – UBS AG	263,606	—	—	263,606
Real Estate UltraSector ProFund
Swap Agreements – Goldman Sachs International	(128,116)	128,116	—	—
Swap Agreements – UBS AG	(89,849)	89,849	—	—
Rising Rates Opportunity ProFund
Swap Agreements – Citibank North America	(149,678)	149,678	—	—
Swap Agreements – Societe' Generale	(595,705)	550,000	—	(49,705)
Rising Rates Opportunity 10 ProFund
Swap Agreements – Citibank North America	(36,178)	36,178	—	—
Swap Agreements – Societe' Generale	(38,067)	30,000	—	(8,067)
Rising U.S. Dollar ProFund
Forward Currency Contracts – Goldman Sachs International
Appreciation	10,162
(Depreciation)	(3,136)
Net Appreciation	7,026	—	—	7,026
Forward Currency Contracts – UBS AG
Appreciation	34,635
(Depreciation)	(10,669)
Net Appreciation	23,966	—	—	23,966
Semiconductor UltraSector ProFund
Swap Agreements – Goldman Sachs International	(5,958,097)	5,958,097	—	—
Swap Agreements – UBS AG	(5,651,440)	5,651,440	—	—
Short Nasdaq-100 ProFund
Swap Agreements – Goldman Sachs International	(34,448)	34,448	—	—
Swap Agreements – UBS AG	(4,241)	4,241	—	—
Short Oil & Gas ProFund
Swap Agreements – Goldman Sachs International	102,140	(16,698)	—	85,442
Swap Agreements – UBS AG	55,819	—	—	55,819
Short Precious Metals ProFund
Swap Agreements – Goldman Sachs International	(58,522)	58,522	—	—
Swap Agreements – UBS AG	(15,413)	15,413	—	—
Short Real Estate ProFund
Swap Agreements – Goldman Sachs International	5,482	—	—	5,482
Swap Agreements – UBS AG	8,603	—	—	8,603
Short Small-Cap ProFund
Swap Agreements – Goldman Sachs International	26,270	—	—	26,270
Swap Agreements – UBS AG	11,743	—	—	11,743
Small-Cap ProFund
Swap Agreements – Goldman Sachs International	27,438	—	—	27,438
Swap Agreements – UBS AG	(15,353)	15,353	—	—
Technology UltraSector ProFund
Swap Agreements – Goldman Sachs International	(1,302,423)	1,302,423	—	—
Swap Agreements – UBS AG	(1,212,455)	1,212,455	—	—
Telecommunications UltraSector ProFund
Swap Agreements – Goldman Sachs International	(18,805)	18,805	—	—
Swap Agreements – UBS AG	(18,950)	18,950	—	—
U.S. Government Plus ProFund
Swap Agreements – Citibank North America	1,219,763	—	(840,000)	379,763
Swap Agreements – Societe' Generale	65,309	—	(53,518)	11,791

January 31, 2020 (unaudited) :: Notes to Financial Statements :: 275

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
UltraBear ProFund
Swap Agreements – Goldman Sachs International	$51,643	$—	$—	$51,643
Swap Agreements – UBS AG	30,118	—	—	30,118
UltraBull ProFund
Swap Agreements – Goldman Sachs International	(233,826)	233,826	—	—
Swap Agreements – UBS AG	86,410	(86,410)	—	—
Swap Agreements – UBS AG	(53,558)	53,558	—	—
UltraChina ProFund
Swap Agreements – Goldman Sachs International	(263,938)	250,000	—	(13,938)
Swap Agreements – UBS AG	(239,032)	239,032	—	—
UltraDow 30 ProFund
Swap Agreements – Goldman Sachs International	(191,802)	191,802	—	—
Swap Agreements – UBS AG	(206,433)	206,433	—	—
UltraEmerging Markets ProFund
Swap Agreements – Goldman Sachs International	(132,186)	132,186	—	—
Swap Agreements – UBS AG	(187,746)	187,746	—	—
UltraInternational ProFund
Swap Agreements – Goldman Sachs International	(24,601)	24,601	—	—
Swap Agreements – UBS AG	(11,216)	11,216	—	—
UltraJapan ProFund
Swap Agreements – Goldman Sachs International	(2,029)	—	—	(2,029)
UltraLatin America ProFund
Swap Agreements – Goldman Sachs International	(331,659)	331,659	—	—
Swap Agreements – UBS AG	(359,725)	359,725	—	—
UltraMid-Cap ProFund
Swap Agreements – Goldman Sachs International	(264,392)	264,392	—	—
Swap Agreements – UBS AG	(624,240)	624,240	—	—
UltraNasdaq-100 ProFund
Swap Agreements – Goldman Sachs International	1,281,793	(1,281,793)	—	—
Swap Agreements – UBS AG	2,181,144	(2,181,144)	—	—
UltraShort China ProFund
Swap Agreements – Goldman Sachs International	144,015	—	—	144,015
Swap Agreements – UBS AG	141,006	—	—	141,006
UltraShort Dow 30 ProFund
Swap Agreements – Goldman Sachs International	16,396	—	—	16,396
Swap Agreements – UBS AG	45,902	—	—	45,902
UltraShort Emerging Markets ProFund
Swap Agreements – Goldman Sachs International	32,818	—	—	32,818
Swap Agreements – UBS AG	87,105	—	—	87,105
UltraShort International ProFund
Swap Agreements – Goldman Sachs International	12,931	—	—	12,931
Swap Agreements – UBS AG	28,378	—	—	28,378
UltraShort Japan ProFund
Swap Agreements – Goldman Sachs International	2,026	—	—	2,026
UltraShort Latin America ProFund
Swap Agreements – Goldman Sachs International	70,072	—	—	70,072
Swap Agreements – UBS AG	79,075	—	—	79,075
UltraShort Mid-Cap ProFund
Swap Agreements – Goldman Sachs International	17,435	—	—	17,435
Swap Agreements – UBS AG	18,458	—	—	18,458
UltraShort Nasdaq-100 ProFund
Swap Agreements – Goldman Sachs International	(296,075)	296,075	—	—
Swap Agreements – UBS AG	(7,844)	7,844	—	—
UltraShort Small-Cap ProFund
Swap Agreements – Goldman Sachs International	198,440	—	—	198,440
Swap Agreements – UBS AG	6,896	—	—	6,896
UltraSmall-Cap ProFund
Swap Agreements – Goldman Sachs International	(580,175)	580,175	—	—
Swap Agreements – UBS AG	(336,665)	336,665	—	—

276 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Utilities UltraSector ProFund
Swap Agreements – Goldman Sachs International	$147,705	$(147,705)	$—	$—
Swap Agreements – UBS AG	113,298	—	—	113,298

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
**	Financial instruments received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Securities Lending

Each ProFund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund in connection with these loans may not be sold or pledged by the ProFund and, accordingly, is not reflected in the ProFund's assets and liabilities. The ProFunds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund if a material event affecting the ProFund's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund or the borrower at any time. No securities loan shall be made on behalf of a ProFund if, as a result, the aggregate value of all securities loaned by the particular ProFund exceeds one-third of the value of such ProFund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund's securities as agreed, the ProFund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund and any additional required collateral is delivered to the ProFund, or excess collateral returned by the ProFund, on the next business day.

The following table is a summary of the ProFunds' securities lending transactions as of January 31, 2020:

Fund	Value of Securities on Loan	Value of Cash Collateral Received*
Basic Materials UltraSector ProFund	$71,593	$74,516
Bull ProFund	21,764	22,576
Health Care UltraSector ProFund	27,055	28,462
Industrials UltraSector ProFund	639	670
Large-Cap Value ProFund	23,862	24,752
Mid-Cap ProFund	16,420	17,674
Mid-Cap Growth ProFund	1,808	1,842
Mid-Cap Value ProFund	28,011	30,196
Oil Equipment & Services UltraSector ProFund	25,634	27,648
Pharmaceuticals UltraSector ProFund	17,511	20,415

January 31, 2020 (unaudited) :: Notes to Financial Statements :: 277

Fund	Value of Securities on Loan	Value of Cash Collateral Received*
Precious Metals UltraSector ProFund	$138,599	$141,517
Small-Cap ProFund	15,906	17,218
Small-Cap Growth ProFund	54,512	58,404
Small-Cap Value ProFund	84,940	92,011
Technology UltraSector ProFund	41,738	44,308
Telecommunications UltraSector ProFund	542	576
UltraBull ProFund	46,151	47,872
UltraChina ProFund	96,875	108,923
UltraLatin America ProFund	361,460	386,175
UltraMid-Cap ProFund	468,520	488,921

*	Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNasdaq-100 ProFund, and UltraShort Nasdaq-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

278 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their fair value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a ProFund that are listed or traded on a stock exchange or the Nasdaq National Market System (“Nasdaq/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of such a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded; (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. Any such fair valuations will be conducted pursuant to Board-approved fair valuation procedures. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2020, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

January 31, 2020 (unaudited) :: Notes to Financial Statements :: 279

A summary of the valuations as of January 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Banks UltraSector ProFund
Common Stocks	$8,201,648	$—	$—	$—	$8,201,648	$—
Repurchase Agreements	—	—	3,355,000	—	3,355,000	—
Swap Agreements	—	—	—	(656,622)	—	(656,622)
Total	$8,201,648	$—	$3,355,000	$(656,622)	$11,556,648	$(656,622)
Basic Materials UltraSector ProFund
Common Stocks	$3,078,966	$—	$—	$—	$3,078,966	$—
Repurchase Agreements	—	—	1,135,000	—	1,135,000	—
Collateral for Securities Loaned	74,516	—	—	—	74,516	—
Swap Agreements	—	—	—	(137,832)	—	(137,832)
Total	$3,153,482	$—	$1,135,000	$(137,832)	$4,288,482	$(137,832)
Bear ProFund
Repurchase Agreements	$—	$—	$14,164,000	$—	$14,164,000	$—
Futures Contracts	—	(18,089)	—	—	—	(18,089)
Swap Agreements	—	—	—	67,217	—	67,217
Total	$—	$(18,089)	$14,164,000	$67,217	$14,164,000	$49,128
Biotechnology UltraSector ProFund
Common Stocks	$134,594,738	$—	$—	$—	$134,594,738	$—
Repurchase Agreements	—	—	41,229,000	—	41,229,000	—
Swap Agreements	—	—	—	(6,927,510)	—	(6,927,510)
Total	$134,594,738	$—	$41,229,000	$(6,927,510)	$175,823,738	$(6,927,510)
Bull ProFund
Common Stocks	$47,788,913	$—	$—	$—	$47,788,913	$—
Repurchase Agreements	—	—	21,651,000	—	21,651,000	—
Collateral for Securities Loaned	22,576	—	—	—	22,576	—
Futures Contracts	—	151,829	—	—	—	151,829
Swap Agreements	—	—	—	(57,753)	—	(57,753)
Total	$47,811,489	$151,829	$21,651,000	$(57,753)	$69,462,489	$94,076
Communication Services UltraSector ProFund
Common Stocks	$5,720,542	$—	$—	$—	$5,720,542	$—
Repurchase Agreements	—	—	1,921,000	—	1,921,000	—
Swap Agreements	—	—	—	(268,731)	—	(268,731)
Total	$5,720,542	$—	$1,921,000	$(268,731)	$7,641,542	$(268,731)
Consumer Goods UltraSector ProFund
Common Stocks	$6,057,930	$—	$—	$—	$6,057,930	$—
Repurchase Agreements	—	—	1,996,000	—	1,996,000	—
Swap Agreements	—	—	—	(110,647)	—	(110,647)
Total	$6,057,930	$—	$1,996,000	$(110,647)	$8,053,930	$(110,647)
Consumer Services UltraSector ProFund
Common Stocks	$39,639,451	$—	$—	$—	$39,639,451	$—
Repurchase Agreements	—	—	10,745,000	—	10,745,000	—
Swap Agreements	—	—	—	(605,877)	—	(605,877)
Total	$39,639,451	$—	$10,745,000	$(605,877)	$50,384,451	$(605,877)

280 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Europe 30 ProFund
Common Stocks	$4,788,313	$—	$—	$—	$4,788,313	$—
Repurchase Agreements	—	—	21,000	—	21,000	—
Total	$4,788,313	$—	$21,000	$—	$4,809,313	$—
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$1,110,000	$—	$1,110,000	$—
Forward Currency Contracts	—	—	—	(5,124)	—	(5,124)
Total	$—	$—	$1,110,000	$(5,124)	$1,110,000	$(5,124)
Financials UltraSector ProFund
Common Stocks	$9,515,999	$—	$—	$—	$9,515,999	$—
Repurchase Agreements	—	—	3,215,000	—	3,215,000	—
Swap Agreements	—	—	—	(251,896)	—	(251,896)
Total	$9,515,999	$—	$3,215,000	$(251,896)	$12,730,999	$(251,896)
Health Care UltraSector ProFund
Common Stocks	$34,152,607	$—	$—	$—	$34,152,607	$—
Repurchase Agreements	—	—	13,531,000	—	13,531,000	—
Collateral for Securities Loaned	28,462	—	—	—	28,462	—
Swap Agreements	—	—	—	(1,498,497)	—	(1,498,497)
Total	$34,181,069	$—	$13,531,000	$(1,498,497)	$47,712,069	$(1,498,497)
Industrials UltraSector ProFund
Common Stocks	$8,031,694	$—	$—	$—	$8,031,694	$—
Repurchase Agreements	—	—	2,559,000	—	2,559,000	—
Collateral for Securities Loaned	670	—	—	—	670	—
Swap Agreements	—	—	—	(280,107)	—	(280,107)
Total	$8,032,364	$—	$2,559,000	$(280,107)	$10,591,364	$(280,107)
Internet UltraSector ProFund
Common Stocks	$128,820,583	$—	$—	$—	$128,820,583	$—
Repurchase Agreements	—	—	38,521,000	—	38,521,000	—
Swap Agreements	—	—	—	(3,993,962)	—	(3,993,962)
Total	$128,820,583	$—	$38,521,000	$(3,993,962)	$167,341,583	$(3,993,962)
Large-Cap Growth ProFund
Common Stocks	$20,605,453	$—	$—	$—	$20,605,453	$—
Repurchase Agreements	—	—	23,000	—	23,000	—
Total	$20,605,453	$—	$23,000	$—	$20,628,453	$—
Large-Cap Value ProFund
Common Stocks	$24,619,536	$—	$—	$—	$24,619,536	$—
Repurchase Agreements	—	—	55,000	—	55,000	—
Collateral for Securities Loaned	24,752	—	—	—	24,752	—
Total	$24,644,288	$—	$55,000	$—	$24,699,288	$—
Mid-Cap ProFund
Common Stocks	$6,831,803	$—	$—	$—	$6,831,803	$—
Repurchase Agreements	—	—	3,204,000	—	3,204,000	—
Collateral for Securities Loaned	17,674	—	—	—	17,674	—
Futures Contracts	—	(20,920)	—	—	—	(20,920)
Swap Agreements	—	—	—	(28,961)	—	(28,961)
Total	$6,849,477	$(20,920)	$3,204,000	$(28,961)	$10,053,477	$(49,881)
Mid-Cap Growth ProFund
Common Stocks	$7,939,222	$—	$—	$—	$7,939,222	$—
Repurchase Agreements	—	—	1,000	—	1,000	—
Collateral for Securities Loaned	1,842	—	—	—	1,842	—
Total	$7,941,064	$—	$1,000	$—	$7,942,064	$—

January 31, 2020 (unaudited) :: Notes to Financial Statements :: 281

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Mid-Cap Value ProFund
Common Stocks	$5,521,094	$—	$—	$—	$5,521,094	$—
Collateral for Securities Loaned	30,196	—	—	—	30,196	—
Total	$5,551,290	$—	$—	$—	$5,551,290	$—
Nasdaq-100 ProFund
Common Stocks	$66,952,648	$—	$—	$—	$66,952,648	$—
Repurchase Agreements	—	—	32,532,000	—	32,532,000	—
Futures Contracts	—	736,496	—	—	—	736,496
Swap Agreements	—	—	—	51,191	—	51,191
Total	$66,952,648	$736,496	$32,532,000	$51,191	$99,484,648	$787,687
Oil & Gas UltraSector ProFund
Common Stocks	$8,375,939	$—	$—	$—	$8,375,939	$—
Repurchase Agreements	—	—	3,123,000	—	3,123,000	—
Swap Agreements	—	—	—	(600,657)	—	(600,657)
Total	$8,375,939	$—	$3,123,000	$(600,657)	$11,498,939	$(600,657)
Oil Equipment & Services UltraSector ProFund
Common Stocks	$4,218,803	$—	$—	$—	$4,218,803	$—
Repurchase Agreements	—	—	1,185,000	—	1,185,000	—
Collateral for Securities Loaned	27,648	—	—	—	27,648	—
Swap Agreements	—	—	—	(327,834)	—	(327,834)
Total	$4,246,451	$—	$1,185,000	$(327,834)	$5,431,451	$(327,834)
Pharmaceuticals UltraSector ProFund
Common Stocks	$4,040,081	$—	$—	$—	$4,040,081	$—
Repurchase Agreements	—	—	926,000	—	926,000	—
Collateral for Securities Loaned	20,415	—	—	—	20,415	—
Swap Agreements	—	—	—	(106,187)	—	(106,187)
Total	$4,060,496	$—	$926,000	$(106,187)	$4,986,496	$(106,187)
Precious Metals UltraSector ProFund
Common Stocks	$30,283,493	$—	$—	$—	$30,283,493	$—
Repurchase Agreements	—	—	8,163,000	—	8,163,000	—
Collateral for Securities Loaned	141,517	—	—	—	141,517	—
Swap Agreements	—	—	—	453,079	—	453,079
Total	$30,425,010	$—	$8,163,000	$453,079	$38,588,010	$453,079
Real Estate UltraSector ProFund
Common Stocks	$8,714,506	$—	$—	$—	$8,714,506	$—
Repurchase Agreements	—	—	7,321,000	—	7,321,000	—
Swap Agreements	—	—	—	(217,965)	—	(217,965)
Total	$8,714,506	$—	$7,321,000	$(217,965)	$16,035,506	$(217,965)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$14,186,000	$—	$14,186,000	$—
Swap Agreements	—	—	—	(745,383)	—	(745,383)
Total	$—	$—	$14,186,000	$(745,383)	$14,186,000	$(745,383)
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$3,046,000	$—	$3,046,000	$—
Swap Agreements	—	—	—	(74,245)	—	(74,245)
Total	$—	$—	$3,046,000	$(74,245)	$3,046,000	$(74,245)

282 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$8,505,000	$—	$8,505,000	$—
Forward Currency Contracts	—	—	—	30,992	—	30,992
Total	$—	$—	$8,505,000	$30,992	$8,505,000	$30,992
Semiconductor UltraSector ProFund
Common Stocks	$153,818,489	$—	$—	$—	$153,818,489	$—
Repurchase Agreements	—	—	62,493,000	—	62,493,000	—
Swap Agreements	—	—	—	(11,609,537)	—	(11,609,537)
Total	$153,818,489	$—	$62,493,000	$(11,609,537)	$216,311,489	$(11,609,537)
Short Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$4,734,000	$—	$4,734,000	$—
Futures Contracts	—	(40,370)	—	—	—	(40,370)
Swap Agreements	—	—	—	(38,689)	—	(38,689)
Total	$—	$(40,370)	$4,734,000	$(38,689)	$4,734,000	$(79,059)
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$2,019,000	$—	$2,019,000	$—
Swap Agreements	—	—	—	157,959	—	157,959
Total	$—	$—	$2,019,000	$157,959	$2,019,000	$157,959
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$1,394,000	$—	$1,394,000	$—
Swap Agreements	—	—	—	(73,935)	—	(73,935)
Total	$—	$—	$1,394,000	$(73,935)	$1,394,000	$(73,935)
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$805,000	$—	$805,000	$—
Swap Agreements	—	—	—	14,085	—	14,085
Total	$—	$—	$805,000	$14,085	$805,000	$14,085
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$2,178,000	$—	$2,178,000	$—
Futures Contracts	—	3,407	—	—	—	3,407
Swap Agreements	—	—	—	38,013	—	38,013
Total	$—	$3,407	$2,178,000	$38,013	$2,178,000	$41,420
Small-Cap ProFund
Common Stocks	$2,473,167	$—	$—	$—	$2,473,167	$—
Contingent Right	—	—	107	—	107	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	1,680,000	—	1,680,000	—
Collateral for Securities Loaned	17,218	—	—	—	17,218	—
Futures Contracts	—	(15,359)	—	—	—	(15,359)
Swap Agreements	—	—	—	12,085	—	12,085
Total	$2,490,385	$(15,359)	$1,680,107	$12,085	$4,170,492	$(3,274)
Small-Cap Growth ProFund
Common Stocks	$11,145,065	$—	$—	$—	$11,145,065	$—
Repurchase Agreements	—	—	32,000	—	32,000	—
Collateral for Securities Loaned	58,404	—	—	—	58,404	—
Total	$11,203,469	$—	$32,000	$—	$11,235,469	$—
Small-Cap Value ProFund
Common Stocks	$5,184,419	$—	$—	$—	$5,184,419	$—
Contingent Right*	—	—	1,215	—	1,215	—
Collateral for Securities Loaned	92,011	—	—	—	92,011	—
Total	$5,276,430	$—	$1,215	$—	$5,277,645	$—

January 31, 2020 (unaudited) :: Notes to Financial Statements :: 283

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Technology UltraSector ProFund
Common Stocks	$70,638,170	$—	$—	$—	$70,638,170	$—
Repurchase Agreements	—	—	25,028,000	—	25,028,000	—
Collateral for Securities Loaned	44,308	—	—	—	44,308	—
Swap Agreements	—	—	—	(2,514,878)	—	(2,514,878)
Total	$70,682,478	$—	$25,028,000	$(2,514,878)	$95,710,478	$(2,514,878)
Telecommunications UltraSector ProFund
Common Stocks	$904,582	$—	$—	$—	$904,582	$—
Repurchase Agreements	—	—	312,000	—	312,000	—
Collateral for Securities Loaned	576	—	—	—	576	—
Swap Agreements	—	—	—	(37,755)	—	(37,755)
Total	$905,158	$—	$312,000	$(37,755)	$1,217,158	$(37,755)
U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$13,145,466	$—	$13,145,466	$—
Repurchase Agreements	—	—	24,410,000	—	24,410,000	—
Swap Agreements	—	—	—	1,285,072	—	1,285,072
Total	$—	$—	$37,555,466	$1,285,072	$37,555,466	$1,285,072
UltraBear ProFund
Repurchase Agreements	$—	$—	$9,163,000	$—	$9,163,000	$—
Futures Contracts	—	(18,089)	—	—	—	(18,089)
Swap Agreements	—	—	—	81,761	—	81,761
Total	$—	$(18,089)	$9,163,000	$81,761	$9,163,000	$63,672
UltraBull ProFund
Common Stocks	$99,381,936	$—	$—	$—	$99,381,936	$—
Repurchase Agreements	—	—	56,794,000	—	56,794,000	—
Collateral for Securities Loaned	47,872	—	—	—	47,872	—
Futures Contracts	—	231,777	—	—	—	231,777
Swap Agreements	—	—	—	(200,974)	—	(200,974)
Total	$99,429,808	$231,777	$56,794,000	$(200,974)	$156,223,808	$30,803
UltraChina ProFund
Common Stocks	$15,179,713	$—	$—	$—	$15,179,713	$—
Repurchase Agreements	—	—	3,914,000	—	3,914,000	—
Collateral for Securities Loaned	108,923	—	—	—	108,923	—
Swap Agreements	—	—	—	(502,970)	—	(502,970)
Total	$15,288,636	$—	$3,914,000	$(502,970)	$19,202,636	$(502,970)
UltraDow 30 ProFund
Common Stocks	$24,112,890	$—	$—	$—	$24,112,890	$—
Repurchase Agreements	—	—	8,373,000	—	8,373,000	—
Futures Contracts	—	9,395	—	—	—	9,395
Swap Agreements	—	—	—	(398,235)	—	(398,235)
Total	$24,112,890	$9,395	$8,373,000	$(398,235)	$32,485,890	$(388,840)
UltraEmerging Markets ProFund
Common Stocks	$11,958,860	$—	$—	$—	$11,958,860	$—
Preferred Stock	288,188	—	—	—	288,188	—
Repurchase Agreements	—	—	1,604,000	—	1,604,000	—
Swap Agreements	—	—	—	(319,932)	—	(319,932)
Total	$12,247,048	$—	$1,604,000	$(319,932)	$13,851,048	$(319,932)
UltraInternational ProFund
Repurchase Agreements	$—	$—	$2,650,000	$—	$2,650,000	$—
Swap Agreements	—	—	—	(35,817)	—	(35,817)
Total	$—	$—	$2,650,000	$(35,817)	$2,650,000	$(35,817)

284 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraJapan ProFund
Repurchase Agreements	$—	$—	$12,529,000	$—	$12,529,000	$—
Futures Contracts	—	(853,044)	—	—	—	(853,044)
Swap Agreement	—	—	—	(2,029)	—	(2,029)
Total	$—	$(853,044)	$12,529,000	$(2,029)	$12,529,000	$(855,073)
UltraLatin America ProFund
Common Stocks	$20,188,707	$—	$—	$—	$20,188,707	$—
Preferred Stocks	2,335,633	—	—	—	2,335,633	—
Repurchase Agreements	—	—	3,212,000	—	3,212,000	—
Collateral for Securities Loaned	386,175	—	—	—	386,175	—
Swap Agreements	—	—	—	(691,384)	—	(691,384)
Total	$22,910,515	$—	$3,212,000	$(691,384)	$26,122,515	$(691,384)
UltraMid-Cap ProFund
Common Stocks	$46,052,725	$—	$—	$—	$46,052,725	$—
Repurchase Agreements	—	—	19,821,000	—	19,821,000	—
Collateral for Securities Loaned	488,921	—	—	—	488,921	—
Futures Contracts	—	(324,287)	—	—	—	(324,287)
Swap Agreements	—	—	—	(888,632)	—	(888,632)
Total	$46,541,646	$(324,287)	$19,821,000	$(888,632)	$66,362,646	$(1,212,919)
UltraNasdaq-100 ProFund
Common Stocks	$381,961,018	$—	$—	$—	$381,961,018	$—
Repurchase Agreements	—	—	242,662,000	—	242,662,000	—
Futures Contracts	—	5,770,901	—	—	—	5,770,901
Swap Agreements	—	—	—	3,462,937	—	3,462,937
Total	$381,961,018	$5,770,901	$242,662,000	$3,462,937	$624,623,018	$9,233,838
UltraShort China ProFund
Repurchase Agreements	$—	$—	$7,375,000	$—	$7,375,000	$—
Swap Agreements	—	—	—	285,021	—	285,021
Total	$—	$—	$7,375,000	$285,021	$7,375,000	$285,021
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$4,033,000	$—	$4,033,000	$—
Futures Contracts	—	(1,551)	—	—	—	(1,551)
Swap Agreements	—	—	—	62,298	—	62,298
Total	$—	$(1,551)	$4,033,000	$62,298	$4,033,000	$60,747
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$2,900,000	$—	$2,900,000	$—
Swap Agreements	—	—	—	119,923	—	119,923
Total	$—	$—	$2,900,000	$119,923	$2,900,000	$119,923
UltraShort International ProFund
Repurchase Agreements	$—	$—	$2,681,000	$—	$2,681,000	$—
Swap Agreements	—	—	—	41,309	—	41,309
Total	$—	$—	$2,681,000	$41,309	$2,681,000	$41,309
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$929,000	$—	$929,000	$—
Futures Contracts	—	92,632	—	—	—	92,632
Swap Agreement	—	—	—	2,026	—	2,026
Total	$—	$92,632	$929,000	$2,026	$929,000	$94,658
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$4,018,000	$—	$4,018,000	$—
Swap Agreements	—	—	—	149,147	—	149,147
Total	$—	$—	$4,018,000	$149,147	$4,018,000	$149,147

January 31, 2020 (unaudited) :: Notes to Financial Statements :: 285

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,331,000	$—	$1,331,000	$—
Futures Contracts	—	3,483	—	—	—	3,483
Swap Agreements	—	—	—	35,893	—	35,893
Total	$—	$3,483	$1,331,000	$35,893	$1,331,000	$39,376
UltraShort Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$14,423,000	$—	$14,423,000	$—
Futures Contracts	—	(100,925)	—	—	—	(100,925)
Swap Agreements	—	—	—	(303,919)	—	(303,919)
Total	$—	$(100,925)	$14,423,000	$(303,919)	$14,423,000	$(404,844)
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$5,708,000	$—	$5,708,000	$—
Futures Contracts	—	6,814	—	—	—	6,814
Swap Agreements	—	—	—	205,336	—	205,336
Total	$—	$6,814	$5,708,000	$205,336	$5,708,000	$212,150
UltraSmall-Cap ProFund
Common Stocks	$22,173,461	$—	$—	$—	$22,173,461	$—
Contingent Right	—	—	280	—	280	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	18,689,000	—	18,689,000	—
Futures Contracts	—	(116,043)	—	—	—	(116,043)
Swap Agreements	—	—	—	(916,840)	—	(916,840)
Total	$22,173,461	$(116,043)	$18,689,280	$(916,840)	$40,862,741	$(1,032,883)
Utilities UltraSector ProFund
Common Stocks	$27,681,711	$—	$—	$—	$27,681,711	$—
Repurchase Agreements	—	—	10,761,000	—	10,761,000	—
Swap Agreements	—	—	—	261,003	—	261,003
Total	$27,681,711	$—	$10,761,000	$261,003	$38,442,711	$261,003

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
*	Ferroglobe Representation and Warranty Insurance Trust was value at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50%, respectively, of their average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust, another investment company advised by the Advisor, be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion.

During the period ended January 31, 2020, no Fund's annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”) acts as the Trust's administrator (the “Administrator”). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust paid Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee and reimbursement of certain expenses.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

286 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DWS Investment Management Americas, Inc. ("DIMA") is the investment advisor to the Government Cash Management Portfolio in which the Government Money Market ProFund, another portfolio in the Trust, invests its assets.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as "Service fees."

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustees compensation for his services at an annual rate of $185,000. Independent Trustees also receive $10,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special meeting, and $3,000 for attending each telephonic meeting. During the period ended January 31, 2020, actual Trustee compensation was $346,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as follows:

	For the Period December 1, 2018 through November 30, 2019		For the Period December 1, 2019 through November 30, 2020
	Investor Class	Service Class	Investor Class	Service Class
Banks UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Basic Materials UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Communication Services UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Consumer Goods UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment & Services UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Pharmaceuticals UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.78%	2.78%

January 31, 2020 (unaudited) :: Notes to Financial Statements :: 287

	For the Period December 1, 2018 through November 30, 2019		For the Period December 1, 2019 through November 30, 2020
	Investor Class	Service Class	Investor Class	Service Class
Rising U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Nasdaq-100 ProFund	1.78%	2.78%	1.78%	2.78%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Small-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Small-Cap Value ProFund	1.95%	2.95%	1.95%	2.95%
Technology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
UltraBear ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.95%	2.95%	1.95%	2.95%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.95%	2.95%	1.78%	2.78%
UltraInternational ProFund	1.95%	2.95%	1.78%	2.78%
UltraJapan ProFund	1.95%	2.95%	1.78%	2.78%
UltraLatin America ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraNasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Utilities UltraSector ProFund	1.95%	2.95%	1.95%	2.95%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of January 31, 2020, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/20	Expires 11/30/21	Expires 11/30/22	Expires 11/30/23	Total
Basic Materials UltraSector ProFund	$—	$—	$10,140	$3,766	$13,906
Communication Services UltraSector ProFund	3,131	12,234	—	2,942	18,307
Consumer Goods UltraSector ProFund	—	—	17,697	2,479	20,176
Europe 30 ProFund	—	21,134	21,547	2,929	45,610
Falling U.S. Dollar ProFund	67,267	37,906	58,781	—	163,954
Industrials UltraSector ProFund	—	—	1,419	2,622	4,041
Mid-Cap Value ProFund	4,060	2,811	3,030	2,371	12,272
Oil Equipment & Services UltraSector ProFund	—	—	1,279	3,720	4,999
Pharmaceuticals UltraSector ProFund	—	—	15,038	3,233	18,271
Rising Rates Opportunity 10 ProFund	—	—	11,583	3,893	15,476
Rising U.S. Dollar ProFund	—	—	27,305	—	27,305
Short NASDAQ-100 ProFund	33,906	20,518	23,679	4,140	82,243
Short Oil & Gas ProFund	24,991	21,626	34,181	3,780	84,578
Short Precious Metals ProFund	8,141	26,832	27,268	4,666	66,907
Short Real Estate ProFund	36,563	20,084	25,295	7,394	89,336
Short Small-Cap ProFund	20,557	28,002	27,437	9,540	85,536
Small-Cap ProFund	—	—	—	3,869	3,869
Telecommunications UltraSector ProFund	33,788	16,381	24,863	12,134	87,166
UltraBear ProFund	—	13,813	3,557	4,520	21,890

288 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

	Expires 11/30/20	Expires 11/30/21	Expires 11/30/22	Expires 11/30/23	Total
UltraEmerging Markets ProFund	$—	$—	$—	$1,271	$1,271
UltraInternational ProFund	—	—	12,789	2,981	15,770
UltraShort China ProFund	30,039	10,413	26,295	13,642	80,389
UltraShort Dow 30 ProFund	17,495	16,346	24,097	3,943	61,881
UltraShort Emerging Markets ProFund	32,563	12,691	29,588	4,799	79,641
UltraShort International ProFund	15,375	10,764	35,034	5,477	66,650
UltraShort Japan ProFund	41,015	33,225	39,480	4,152	117,872
UltraShort Latin America ProFund	—	31,376	27,687	3,840	62,903
UltraShort Mid-Cap ProFund	21,994	24,407	23,943	4,515	74,859
UltraShort Small-Cap ProFund	—	61,787	50,543	6,143	118,473

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2020 were as follows:

	Purchases	Sales
Banks UltraSector ProFund	$21,435,241	$22,311,075
Basic Materials UltraSector ProFund	1,319,226	1,770,762
Biotechnology UltraSector ProFund	32,415,920	33,714,285
Bull ProFund	28,906,873	23,757,556
Communication Services UltraSector ProFund	3,124,088	5,365,855
Consumer Goods UltraSector ProFund	5,174,059	3,206,505
Consumer Services UltraSector ProFund	25,247,042	56,238,166
Europe 30 ProFund	38,252,739	37,506,959
Financials UltraSector ProFund	30,386,289	53,102,045
Health Care UltraSector ProFund	31,653,327	10,624,783
Industrials UltraSector ProFund	3,096,353	3,493,916
Internet UltraSector ProFund	22,705,985	58,316,427
Large-Cap Growth ProFund	67,550,847	75,825,318
Large-Cap Value ProFund	65,803,947	55,748,701
Mid-Cap ProFund	9,763,100	7,719,847
Mid-Cap Growth ProFund	20,920,571	33,077,755
Mid-Cap Value ProFund	10,015,527	10,791,109
Nasdaq-100 ProFund	7,108,548	3,626,827
Oil & Gas UltraSector ProFund	1,199,944	1,923,804
Oil Equipment & Services UltraSector ProFund	12,133,104	11,466,664
Pharmaceuticals UltraSector ProFund	2,880,336	2,913,599
Precious Metals UltraSector ProFund	24,391,139	20,516,243
Real Estate UltraSector ProFund	27,009,343	40,197,200
Semiconductor UltraSector ProFund	118,457,375	25,820,262
Small-Cap ProFund	2,105,102	4,069,125
Small-Cap Growth ProFund	33,598,012	34,655,518
Small-Cap Value ProFund	32,643,184	32,117,334
Technology UltraSector ProFund	55,972,986	55,344,547
Telecommunications UltraSector ProFund	878,285	1,125,827
UltraBull ProFund	63,218,613	85,835,536
UltraChina ProFund	24,901,239	30,511,558
UltraDow 30 ProFund	—	2,005,163
UltraEmerging Markets ProFund	15,594,730	15,039,363
UltraLatin America ProFund	19,304,953	22,287,465
UltraMid-Cap ProFund	20,762,763	25,391,216
UltraNasdaq-100 ProFund	60,131,638	20,361,990
UltraSmall-Cap ProFund	21,095,390	26,159,834
Utilities UltraSector ProFund	93,784,051	91,823,052

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2020 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$25,397,372	$25,309,331

January 31, 2020 (unaudited) :: Notes to Financial Statements :: 289

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, each Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund's net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund's investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund's return.

Compounding Risk

Most of the ProFunds are "geared" funds ("Geared Funds") in the sense that the ProFund has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. A "single day" is measured from the time a ProFund calculates its net asset value ("NAV") to the time of the ProFund's next NAV calculation. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark's return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund's prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund's benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund's holdings, including industry and/or geographical composition, as relevant.

290 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under-or overexposed to the Index may prevent the ProFund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund's correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund's ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the

January 31, 2020 (unaudited) :: Notes to Financial Statements :: 291 risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Index Performance Risk

Certain ProFunds linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund achieving high, or even positive, returns.

Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2019				Year Ended 2018
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
December 31
Bear ProFund	$43,064	$—	$—	$43,064	$—	$—	$—	$—
Bull ProFund	1,081,038	76,752	—	1,157,790	86,910	292,455	—	379,365
Europe 30 ProFund	39,836	—	—	39,836	274,422	—	—	274,422
UltraBull ProFund	651,715	—	—	651,715	630,551	139,612	—	770,163
UltraJapan ProFund	—	—	—	—	—	428,375	—	428,375
UltraNasdaq-100 ProFund	32,830,742	—	—	32,830,742	22,095,505	1,274,905	—	23,370,410
UltraShort Nasdaq-100 ProFund	48,964	—	—	48,964	—	—	—	—
October 31
Banks UltraSector ProFund	119,956	—	—	119,956	—	—	—	—
Biotechnology UltraSector ProFund	—	10,305,610	—	10,305,610	10,793,733	9,367,473	—	20,161,206
Consumer Goods UltraSector ProFund	66,178	—	—	66,178	64,925	117,269	—	182,194
Consumer Services UltraSector ProFund	1,852,834	210,263	—	2,063,097	981,389	878	—	982,267
Health Care UltraSector ProFund	14,197	—	—	14,197	1,865,832	587,296	—	2,453,128
Industrials UltraSector ProFund	—	—	—	—	1,305,511	18,686	—	1,324,197
Internet UltraSector ProFund	—	—	—	—	13,316,363	1,921,311	—	15,237,674
Large-Cap Growth ProFund	394,294	61,365	—	455,659	323,858	25,039	—	348,897
Large-Cap Value ProFund	175,168	10,206	—	185,374	143,138	15,927	—	159,065
Mid-Cap ProFund	112,842	363,737	—	476,579	3,828,645	183,129	—	4,011,774
Mid-Cap Value ProFund	55,224	102,228	—	157,452	446,147	470,659	—	916,806
Nasdaq-100 ProFund	—	—	—	—	652,502	—	—	652,502
Oil & Gas UltraSector ProFund	268,584	—	—	268,584	211,425	—	—	211,425
Oil Equipment & Services UltraSector ProFund	107,482	—	—	107,482	249,568	—	—	249,568
Pharmaceuticals UltraSector ProFund	10,252	223,296	751	234,299	232,114	251,075	—	483,189

292 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

	Year Ended 2019				Year Ended 2018
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
Real Estate UltraSector ProFund	$727,007	$—	$—	$727,007	$30,258	$—	$—	$30,258
Rising U.S. Dollar ProFund	4,667	99,020	—	103,687	—	—	—	—
Semiconductor UltraSector ProFund	3,476,900	9,999,137	—	13,476,037	25,581,991	38,225	—	25,620,216
Small-Cap Growth ProFund	329,395	638,299	—	967,694	—	—	—	—
Small-Cap Value ProFund	182,542	199,434	—	381,976	—	—	—	—
Technology UltraSector ProFund	60,390	—	—	60,390	2,760,024	127,584	—	2,887,608
Telecommunications UltraSector ProFund	37,414	—	—	37,414	157,415	—	—	157,415
U.S. Government Plus ProFund	287,057	—	—	287,057	66,420	—	—	66,420
UltraChina ProFund	—	—	—	—	348,918	—	—	348,918
UltraDow 30 ProFund	250,371	—	—	250,371	1,336,450	228,620	—	1,565,070
UltraEmerging Markets ProFund	73,918	—	—	73,918	66,295	—	—	66,295
UltraLatin America ProFund	455,847	—	—	455,847	70,434	—	—	70,434
UltraMid-Cap ProFund	64,061	—	—	64,061	5,954,301	1,374,407	—	7,328,708
UltraSmall-Cap ProFund	37,378	—	—	37,378	673,876	76,680	—	750,556
Utilities UltraSector ProFund	270,878	—	—	270,878	219,635	—	—	219,635

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31
Bear ProFund	$8,361	$—	$—	$(60,157,562)	$45,341	$(60,103,860)
Bull ProFund	1,751,393	—	—	—	27,615,854	29,367,247
Europe 30 ProFund	104,574	—	—	(4,069,998)	216,349	(3,749,075)
UltraBear ProFund	—	—	—	(85,601,846)	41,110	(85,560,736)
UltraBull ProFund	9,635,915	4,133,498	—	(26,035)	36,647,735	50,391,113
UltraJapan ProFund	—	—	—	(118,372)	(1,961)	(120,333)
UltraNasdaq-100 ProFund	33,033,677	8,972,312	—	—	210,616,879	252,622,868
UltraShort Nasdaq-100 ProFund	6,099	—	—	(59,029,142)	117,848	(58,905,195)
October 31
Banks UltraSector ProFund	104,482	—	—	—	4,261,585	4,366,067
Basic Materials UltraSector ProFund	—	—	—	(1,168,535)	1,148,585	(19,950)
Biotechnology UltraSector ProFund	—	6,477,014	—	—	66,540,282	73,017,296
Communication Services UltraSector ProFund	181,872	—	—	—	153,940	335,812
Consumer Goods UltraSector ProFund	81,053	61,788	—	—	1,615,414	1,758,255
Consumer Services UltraSector ProFund	—	—	—	(105,300)	20,224,994	20,119,694
Falling U.S. Dollar ProFund	—	—	—	(2,466,400)	—	(2,466,400)
Financials UltraSector ProFund	187,471	—	—	—	1,230,593	1,418,064
Health Care UltraSector ProFund	12,104	—	—	(6,284,025)	7,265,508	993,587
Industrials UltraSector ProFund	—	—	—	(2,283,597)	2,807,220	523,623
Internet UltraSector ProFund	171,657	—	—	(1,440,920)	55,819,301	54,550,038
Large-Cap Growth ProFund	341,770	492,387	—	—	9,740,900	10,575,057
Large-Cap Value ProFund	—	—	—	—	1,680,491	1,680,491
Mid-Cap ProFund	6,413	338,696	—	—	1,775,074	2,120,183
Mid-Cap Growth ProFund	—	—	—	(680,299)	1,457,557	777,258
Mid-Cap Value ProFund	21,081	—	—	(913,718)	626,520	(266,117)
Nasdaq-100 ProFund	498,351	387,755	—	—	35,820,504	36,706,610
Oil & Gas UltraSector ProFund	102,412	—	—	(11,006,519)	3,713,239	(7,190,868)
Oil Equipment & Services UltraSector ProFund	—	—	—	(12,671,964)	(3,260,075)	(15,932,039)
Pharmaceuticals UltraSector ProFund	—	—	—	(605,161)	593,217	(11,944)
Precious Metals UltraSector ProFund	—	—	—	(61,798,060)	4,996,717	(56,801,343)

January 31, 2020 (unaudited) :: Notes to Financial Statements :: 293

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Real Estate UltraSector ProFund	$279,968	$—	$—	$—	$4,684,213	$4,964,181
Rising Rates Opportunity ProFund	188,441	—	—	(46,880,479)	(160,660)	(46,852,698)
Rising Rates Opportunity 10 ProFund	17,678	—	—	(3,832,610)	(26,643)	(3,841,575)
Rising U.S. Dollar ProFund	23,144	—	—	—	—	23,144
Semiconductor UltraSector ProFund	—	—	—	—	17,807,917	17,807,917
Short Nasdaq-100 ProFund	11,298	—	—	(18,741,578)	12,994	(18,717,286)
Short Oil & Gas ProFund	4,714	—	—	(1,570,763)	45,549	(1,520,500)
Short Precious Metals ProFund	18,058	—	—	(9,602,715)	(224,085)	(9,808,742)
Short Real Estate ProFund	—	—	—	(4,012,029)	7,916	(4,004,113)
Short Small-Cap ProFund	7,330	—	—	(12,065,363)	5,326	(12,052,707)
Small-Cap ProFund	—	—	—	(852,731)	739,522	(113,209)
Small-Cap Growth ProFund	—	—	—	(3,017,727)	1,740,059	(1,277,668)
Small-Cap Value ProFund	3,975	—	—	(644,647)	539,437	(101,235)
Technology UltraSector ProFund	—	—	—	(12,296,562)	16,851,393	4,554,831
Telecommunications UltraSector ProFund	20,443	—	—	(5,725,837)	140,121	(5,565,273)
U.S. Government Plus ProFund	—	—	(7,043)	—	113,283	106,240
UltraChina ProFund	18,539	—	—	(10,099,928)	338,868	(9,742,521)
UltraDow 30 ProFund	617,373	—	—	—	13,179,007	13,796,380
UltraEmerging Markets ProFund	—	—	—	(9,187,173)	1,792,938	(7,394,235)
UltraInternational ProFund	—	—	—	(754,565)	19,790	(734,775)
UltraLatin America ProFund	315,986	—	—	(17,330,405)	(258,111)	(17,272,530)
UltraMid-Cap ProFund	954,118	656,232	—	—	10,283,536	11,893,886
UltraShort China ProFund	14,251	—	—	(5,629,210)	75,788	(5,539,171)
UltraShort Dow 30 ProFund	13,291	—	—	(17,508,222)	13,128	(17,481,803)
UltraShort Emerging Markets ProFund	7,510	—	—	(11,454,184)	40,363	(11,406,311)
UltraShort International ProFund	15,691	—	—	(14,671,366)	(4,635)	(14,660,310)
UltraShort Japan ProFund	—	—	—	(10,447,017)	1,438	(10,445,579)
UltraShort Latin America ProFund	12,538	—	—	(14,159,837)	167,400	(13,979,899)
UltraShort Mid-Cap ProFund	7,614	—	—	(7,897,212)	23,894	(7,865,704)
UltraShort Small-Cap ProFund	17,184	—	—	(41,308,727)	50,589	(41,240,954)
UltraSmall-Cap ProFund	—	—	—	—	4,140,715	4,140,715
Utilities UltraSector ProFund	133,986	—	—	(155,809)	5,363,895	5,342,072

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2019 and December 31, 2019, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2020 and December 31, 2020:

Qualified Late Year Capital Losses
December 31 tax year end ProFunds
UltraBull ProFund	$26,035

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Consumer Services UltraSector ProFund	$105,300
Industrials UltraSector ProFund	12,993
Internet UltraSector ProFund	1,440,920
Mid-Cap Growth ProFund	48,846
Pharmaceuticals UltraSector ProFund	9,160
Precious Metals UltraSector ProFund	63,851
Small-Cap ProFund	6,917
Small-Cap Growth ProFund	83,286
Technology UltraSector ProFund	49,588
UltraEmerging Markets ProFund	646

294 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

As of the end of their respective tax years ended October 31, 2019 and December 31, 2019, the following ProFunds have capital loss carry forwards ("CLCFs") as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

Fund	No Expiration Date
Basic Materials UltraSector ProFund	$1,168,535
Bear ProFund	60,157,562
Europe 30 ProFund	4,069,998
Falling U.S. Dollar ProFund	2,466,400
Health Care UltraSector ProFund	6,284,025
Industrials UltraSector ProFund	2,270,604
Mid-Cap Growth ProFund	631,453
Mid-Cap Value ProFund	913,718
Oil & Gas UltraSector ProFund	11,006,519
Oil Equipment & Services UltraSector ProFund	12,671,964
Pharmaceuticals UltraSector ProFund	596,001
Precious Metals UltraSector ProFund	61,734,209
Rising Rates Opportunity ProFund	46,880,479
Rising Rates Opportunity 10 ProFund	3,832,610
Short Nasdaq-100 ProFund	18,741,578
Short Oil & Gas ProFund	1,570,763
Short Precious Metals ProFund	9,602,715
Short Real Estate ProFund	4,012,029
Short Small-Cap ProFund	12,065,363
Small-Cap ProFund	845,814
Small-Cap Growth ProFund	2,934,441
Small-Cap Value ProFund	644,647
Technology UltraSector ProFund	12,246,974
Telecommunications UltraSector ProFund	5,725,837
UltraBear ProFund	85,601,846
UltraChina ProFund	10,099,928
UltraEmerging Markets ProFund	9,186,527
UltraInternational ProFund	754,565
UltraJapan ProFund	118,372
UltraLatin America ProFund	17,330,405
UltraShort China ProFund	5,629,210
UltraShort Dow 30 ProFund	17,508,222
UltraShort Emerging Markets ProFund	11,454,184
UltraShort International ProFund	14,671,366
UltraShort Japan ProFund	10,447,017
UltraShort Latin America ProFund	14,159,837
UltraShort Mid-Cap ProFund	7,897,212
UltraShort Nasdaq-100 ProFund	59,029,142
UltraShort Small-Cap ProFund	41,308,727
Utilities UltraSector ProFund	155,809

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of the end of their respective tax years ended October 31, 2019 and December 31, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities and derivative instruments, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
December 31
Bear ProFund	$14,547,374	$45,341	$—	$45,341
Bull ProFund	40,560,357	30,505,659	(2,889,805)	27,615,854
Europe 30 ProFund	5,085,903	1,238,559	(1,022,210)	216,349
UltraBear ProFund	8,408,374	41,110	—	41,110
UltraBull ProFund	120,735,134	46,901,168	(10,253,433)	36,647,735
UltraJapan ProFund	15,324,369	—	(1,961)	(1,961)
UltraNasdaq-100 ProFund	382,813,747	236,855,635	(26,238,756)	210,616,879
UltraShort Nasdaq-100 ProFund	14,097,625	117,848	—	117,848

January 31, 2020 (unaudited) :: Notes to Financial Statements :: 295

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
October 31
Banks UltraSector ProFund	$32,475,896	$6,702,552	$(2,440,967)	$4,261,585
Basic Materials UltraSector ProFund	3,021,586	1,888,993	(740,408)	1,148,585
Biotechnology UltraSector ProFund	92,445,491	72,447,299	(5,907,017)	66,540,282
Communication Services UltraSector ProFund	7,733,441	384,606	(230,666)	153,940
Consumer Goods UltraSector ProFund	5,374,239	1,774,897	(159,483)	1,615,414
Consumer Services UltraSector ProFund	28,879,263	21,334,500	(1,109,506)	20,224,994
Falling U.S. Dollar ProFund	1,104,190	—	—	—
Financials UltraSector ProFund	34,375,575	3,998,064	(2,767,471)	1,230,593
Health Care UltraSector ProFund	9,554,429	7,853,912	(588,404)	7,265,508
Industrials UltraSector ProFund	6,776,260	3,213,653	(406,433)	2,807,220
Internet UltraSector ProFund	113,748,419	65,630,088	(9,810,787)	55,819,301
Large-Cap Growth ProFund	9,937,598	10,372,868	(631,968)	9,740,900
Large-Cap Value ProFund	25,377,167	2,652,909	(972,418)	1,680,491
Mid-Cap ProFund	5,014,045	2,170,795	(395,721)	1,775,074
Mid-Cap Growth ProFund	6,477,712	2,197,117	(739,560)	1,457,557
Mid-Cap Value ProFund	5,363,571	1,517,477	(890,957)	626,520
Nasdaq-100 ProFund	55,876,779	37,258,849	(1,438,345)	35,820,504
Oil & Gas UltraSector ProFund	8,559,612	5,047,877	(1,334,638)	3,713,239
Oil Equipment & Services UltraSector ProFund	9,212,327	227,579	(3,487,654)	(3,260,075)
Pharmaceuticals UltraSector ProFund	3,275,914	1,088,201	(494,984)	593,217
Precious Metals UltraSector ProFund	34,548,846	12,180,747	(7,184,030)	4,996,717
Real Estate UltraSector ProFund	45,339,060	5,903,168	(1,218,955)	4,684,213
Rising Rates Opportunity ProFund	11,118,000	—	(160,660)	(160,660)
Rising Rates Opportunity 10 ProFund	3,444,000	—	(26,643)	(26,643)
Rising U.S. Dollar ProFund	9,085,516	—	—	—
Semiconductor UltraSector ProFund	55,347,131	19,292,024	(1,484,107)	17,807,917
Short Nasdaq-100 ProFund	4,320,560	12,994	—	12,994
Short Oil & Gas ProFund	1,922,000	45,549	—	45,549
Short Precious Metals ProFund	4,303,000	—	(224,085)	(224,085)
Short Real Estate ProFund	800,000	7,916	—	7,916
Short Small-Cap ProFund	1,214,188	5,326	—	5,326
Small-Cap ProFund	3,351,472	936,077	(196,555)	739,522
Small-Cap Growth ProFund	10,945,700	3,327,465	(1,587,406)	1,740,059
Small-Cap Value ProFund	6,181,434	1,624,447	(1,085,010)	539,437
Technology UltraSector ProFund	28,855,424	18,302,882	(1,451,489)	16,851,393
Telecommunications UltraSector ProFund	1,149,059	278,422	(138,301)	140,121
U.S. Government Plus ProFund	39,710,543	611,437	(498,154)	113,283
UltraChina ProFund	22,661,745	4,974,331	(4,635,463)	338,868
UltraDow 30 ProFund	18,641,367	14,102,607	(923,600)	13,179,007
UltraEmerging Markets ProFund	13,154,640	4,434,599	(2,641,661)	1,792,938
UltraInternational ProFund	8,753,000	19,790	—	19,790
UltraLatin America ProFund	32,770,578	8,946,482	(9,204,593)	(258,111)
UltraMid-Cap ProFund	63,921,586	17,599,485	(7,315,949)	10,283,536
UltraShort China ProFund	2,286,000	75,788	—	75,788
UltraShort Dow 30 ProFund	4,244,237	13,128	—	13,128
UltraShort Emerging Markets ProFund	2,180,000	40,363	—	40,363
UltraShort International ProFund	2,154,000	—	(4,635)	(4,635)
UltraShort Japan ProFund	1,516,284	1,438	—	1,438
UltraShort Latin America ProFund	4,382,000	167,400	—	167,400
UltraShort Mid-Cap ProFund	1,710,188	23,894	—	23,894
UltraShort Small-Cap ProFund	4,704,009	50,589	—	50,589
UltraSmall-Cap ProFund	39,004,111	5,683,074	(1,542,359)	4,140,715
Utilities UltraSector ProFund	141,899,278	7,019,623	(1,655,728)	5,363,895

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

296 :: Notes to Financial Statements :: January 31, 2020 (unaudited)

As of January 31, 2020, Rising U.S. Dollar ProFund is owed $694,171 of the original amount owed, as of September 15, 2008, of $2,135,323, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the "PF Trusts") (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the "Lehman Obligations"). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the remaining claim due from Lehman is $22,421, and is included in "Receivable for closed forward currency contracts" on the Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $671,750 and is included in "Due from Advisor under a Receivables Agreement" on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of January 31, 2020.

9. Share Splits and Reverse Share Splits

Effective November 18, 2019, the Bull ProFund, the Consumer Services UltraSector ProFund, the Industrials UltraSector ProFund, the Technology UltraSector ProFund, and the UltraDow 30 ProFund underwent a 3-for-1 share split, the Oil Equipment & Services UltraSector ProFund underwent a 1-for-4 reverse share split, and the Short Nasdaq-100 ProFund underwent a 1-for-8 reverse share split.

Effective January 22, 2018, the UltraBull ProFund, the UltraMid-Cap ProFund, and the UltraNasdaq-100 ProFund underwent a 3-for-1 share split, the UltraShort China ProFund underwent a 1-for-8 reverse share split; the UltraShort Japan ProFund and the UltraShort Latin America ProFund underwent a 1-for-5 reverse share split, and the UltraShort Small-Cap ProFund underwent a 1-for-4 reverse share split.

Effective December 5, 2016, the Bear ProFund, UltraEmerging Markets ProFund, UltraShort Nasdaq-100 ProFund, and UltraShort Emerging Markets ProFund underwent a 1-for-5 reverse share split, the UltraShort Dow 30 ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, and Rising Rates Opportunity ProFund underwent a 1-for-8 reverse share split, and the UltraBear ProFund and UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

Effective December 14, 2015, the Nasdaq-100 ProFund underwent a 3-for-1 split, the UltraLatin America ProFund underwent a 1-for-10 reverse share split, and the Precious Metals UltraSector ProFund underwent a 1-for-5 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

10. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds financial statements.

January 31, 2020 (unaudited) :: Board Approval of Investment Advisory Agreement :: 297

At a meeting held on September 16-17, 2019, the Board of Trustees (the "Board") of ProFunds (the "Trust) considered the renewal of the Investment Advisory Agreement between the Trust and ProFund Advisors LLC (the "Advisor") on behalf of each of its operational series (each a "Fund" and collectively the "Funds") (the "Advisory Agreement"). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are "geared" funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (-1x), a multiple (i.e., 1.25x, 1.50x or 2x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an index or security (each a "Geared Fund" and, collectively, the "Geared Funds").

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's fiduciary responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreement, including information that addressed, among other things:

(i)	the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor;
(ii)	the costs of the services to be provided and the profits realized by the Advisor;
(iii)	the investment performance of the Funds and the Advisor;
(iv)	the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
(v)	other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreement, including, among other things:

(i)	information about the advisory services that were being provided by the Advisor with respect to the Funds;
(ii)	the Advisor's Form ADV;
(iii)	biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;
(iv)	information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
(v)	information regarding advisory fees earned versus advisory fees waived for previous periods;
(vi)	performance information for prior periods;
(vii)	comparative industry fee data;
(viii)	information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;
(ix)	information regarding the Advisor's trade allocation and best execution policies and procedures;
(x)	information about the financial condition of the Advisor;
(xi)	information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and
(xii)	the Advisor's reputation, expertise and resources.

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds (the "Peer Group") with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting, the Board also considered information they received throughout the year as part of their regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor. The Board noted there would be no significant differences between the scope of services provided by the Advisor in the past year and those to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

(i)	the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;
(ii)	the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;
(iii)	with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional index funds;
(iv)	the differences in managing the non-geared Funds, including the unique asset classes and investment strategies for certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;
(v)	the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
(vi)	the structure of the portfolio staff compensation program and the incentives it is intended to provide;
(vii)	the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

298 :: Board Approval of Investment Advisory Agreement :: January 31, 2020 (unaudited)

(viii)	the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;
(ix)	a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years and, recently, the additions of several high level personnel in the areas of operations as well as continued research into technological upgrades that would generally improve capacity and document production capabilities; and
(x)	information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of various Funds.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the both the Geared Funds and the Matching Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior year and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor's services benefited the Fund's shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique and few, if any, fund complexes with funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate, but acknowledged the existence of certain differences between the Funds and their peers. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fee. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own, and noted that it would be more expensive or impractical to do so.

The Board reviewed information prepared by the independent consultant, comparing management and expense information for each Fund to that of its Peer Group. The Board reviewed Peer Group information prepared by the consultant comparing the contractual advisory fee rate to be paid by the Funds to other funds with investment objectives most similar to the Funds. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by the Funds after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the one mutual fund it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor to the mutual fund is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual fund and does not provide other services like daily cash management, collateral management, and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual fund and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other mutual funds.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2019, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund's performance with the performance of its underlying benchmark (or a relevant inverse or multiple thereof) was a more meaningful factor than the Fund's total return.

January 31, 2020 (unaudited) :: Board Approval of Investment Advisory Agreement :: 299

After reviewing the performance of the Funds, the Board, including the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

Profitability

The Board considered the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisory an annual investment advisory fee of 0.75% of average daily net assets (other than ProFund Ultra Japan Fund and the ProFund Ultra Short Japan Fund, which pay 0.90%, the ProFund Nasdaq-100 which pays 0.70%, and the ProFund V.P. U.S. Government Plus, which pays 0.50%).

The Board considered that, subject to the condition that the aggregate daily net assets of the Trust combined with the Access One Trust (Access One Trust funds are advised by the Advisor but are not part of the Trust) be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund's annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreement for the Funds is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

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P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q (and successor Forms). Effective March 31, 2019, Form N-PORT replaced Form N-Q and includes complete Schedules of Portfolio Holdings for the first and third fiscal quarters. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/20

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

(a)

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (71.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,028	$163,102
A.O. Smith Corp. (Building Products)	245	10,459
Abbott Laboratories (Health Care Equipment & Supplies)	3,160	275,363
AbbVie, Inc. (Biotechnology)	2,644	214,217
ABIOMED, Inc.* (Health Care Equipment & Supplies)	81	15,089
Accenture PLC - Class A (IT Services)	1,136	233,119
Activision Blizzard, Inc. (Entertainment)	1,374	80,352
Adobe, Inc.* (Software)	866	304,088
Advance Auto Parts, Inc. (Specialty Retail)	124	16,337
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,991	93,577
Aflac, Inc. (Insurance)	1,313	67,711
Agilent Technologies, Inc. (Life Sciences Tools & Services)	553	45,656
Air Products & Chemicals, Inc. (Chemicals)	394	94,051
Akamai Technologies, Inc.* (IT Services)	289	26,978
Alaska Air Group, Inc. (Airlines)	220	14,210
Albemarle Corp. (Chemicals)	190	15,253
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	206	33,619
Alexion Pharmaceuticals, Inc.* (Biotechnology)	396	39,358
Align Technology, Inc.* (Health Care Equipment & Supplies)	128	32,909
Allegion PLC (Building Products)	166	21,467
Allergan PLC (Pharmaceuticals)	587	109,558
Alliance Data Systems Corp. (IT Services)	73	7,504
Alliant Energy Corp. (Electric Utilities)	430	25,525
Alphabet, Inc.* - Class A (Interactive Media & Services)	536	767,970
Alphabet, Inc.* - Class C (Interactive Media & Services)	534	765,879
Altria Group, Inc. (Tobacco)	3,340	158,750
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	745	1,496,496
Amcor PLC (Containers & Packaging)	2,897	30,679
Ameren Corp. (Multi-Utilities)	440	36,102
American Airlines Group, Inc. (Airlines)	697	18,707
American Electric Power Co., Inc. (Electric Utilities)	883	92,026
American Express Co. (Consumer Finance)	1,200	155,844
American International Group, Inc. (Insurance)	1,556	78,205
American Tower Corp. (Equity Real Estate Investment Trusts)	792	183,537
American Water Works Co., Inc. (Water Utilities)	323	43,993
Ameriprise Financial, Inc. (Capital Markets)	227	37,548
AmerisourceBergen Corp. (Health Care Providers & Services)	269	23,016
AMETEK, Inc. (Electrical Equipment)	409	39,734
Amgen, Inc. (Biotechnology)	1,062	229,446
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	530	52,718
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	659	72,325
ANSYS, Inc.* (Software)	153	41,972
Anthem, Inc. (Health Care Providers & Services)	453	120,172
Aon PLC (Insurance)	419	92,285
Apache Corp. (Oil, Gas & Consumable Fuels)	672	18,440
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	266	14,021
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7,468	2,311,421
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,652	95,799
Aptiv PLC (Auto Components)	456	38,664
Archer-Daniels-Midland Co. (Food Products)	995	44,536
Arconic, Inc. (Aerospace & Defense)	693	20,755
Arista Networks, Inc.* (Communications Equipment)	97	21,664
Arthur J. Gallagher & Co. (Insurance)	334	34,258
Assurant, Inc. (Insurance)	108	14,100
AT&T, Inc. (Diversified Telecommunication Services)	13,062	491,393
Atmos Energy Corp. (Gas Utilities)	213	24,927
Autodesk, Inc.* (Software)	393	77,362
Automatic Data Processing, Inc. (IT Services)	774	132,656
AutoZone, Inc.* (Specialty Retail)	43	45,492
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	250	54,173
Avery Dennison Corp. (Containers & Packaging)	149	19,555
Baker Hughes Co. - Class A (Energy Equipment & Services)	1,162	25,169
Ball Corp. (Containers & Packaging)	585	42,225
Bank of America Corp. (Banks)	14,476	475,247
Baxter International, Inc. (Health Care Equipment & Supplies)	913	81,458
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	484	133,187
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,498	785,056
Best Buy Co., Inc. (Specialty Retail)	407	34,469
Biogen, Inc.* (Biotechnology)	323	86,839
BlackRock, Inc. - Class A (Capital Markets)	211	111,271
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	75	137,291
BorgWarner, Inc. (Auto Components)	369	12,653
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	257	36,841
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,492	104,340
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,192	263,886
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	709	216,358
Broadridge Financial Solutions, Inc. (IT Services)	205	24,426
Brown-Forman Corp. - Class B (Beverages)	326	22,051
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	242	17,477
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	729	10,272
Cadence Design Systems, Inc.* (Software)	502	36,199

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Campbell Soup Co. (Food Products)	302	$14,614
Capital One Financial Corp. (Consumer Finance)	833	83,133
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	271	8,119
Cardinal Health, Inc. (Health Care Providers & Services)	523	26,783
CarMax, Inc.* (Specialty Retail)	294	28,530
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	716	31,167
Caterpillar, Inc. (Machinery)	988	129,773
CBOE Global Markets, Inc. (Capital Markets)	198	24,398
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	599	36,569
CDW Corp. (Electronic Equipment, Instruments & Components)	257	33,526
Celanese Corp. (Chemicals)	216	22,356
Centene Corp.* (Health Care Providers & Services)	1,043	65,523
CenterPoint Energy, Inc. (Multi-Utilities)	898	23,779
CenturyLink, Inc. (Diversified Telecommunication Services)	1,755	23,973
Cerner Corp. (Health Care Technology)	562	40,368
CF Industries Holdings, Inc. (Chemicals)	389	15,669
Charter Communications, Inc.* - Class A (Media)	280	144,888
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,381	362,240
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	46	39,871
Chubb, Ltd. (Insurance)	810	123,112
Church & Dwight Co., Inc. (Household Products)	439	32,583
Cigna Corp. (Health Care Providers & Services)	668	128,510
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	182	7,988
Cincinnati Financial Corp. (Insurance)	272	28,546
Cintas Corp. (Commercial Services & Supplies)	150	41,846
Cisco Systems, Inc. (Communications Equipment)	7,586	348,729
Citigroup, Inc. (Banks)	3,904	290,497
Citizens Financial Group, Inc. (Banks)	777	28,967
Citrix Systems, Inc. (Software)	219	26,547
CME Group, Inc. (Capital Markets)	641	139,167
CMS Energy Corp. (Multi-Utilities)	508	34,803
Cognizant Technology Solutions Corp. (IT Services)	979	60,091
Colgate-Palmolive Co. (Household Products)	1,533	113,105
Comcast Corp. - Class A (Media)	8,118	350,615
Comerica, Inc. (Banks)	258	15,779
Conagra Brands, Inc. (Food Products)	870	28,640
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	359	27,205
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,962	116,602
Consolidated Edison, Inc. (Multi-Utilities)	594	55,836
Constellation Brands, Inc. - Class A (Beverages)	300	56,490
Copart, Inc.* (Commercial Services & Supplies)	366	37,134
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,375	36,699
Corteva, Inc. (Chemicals)	1,338	38,695
Costco Wholesale Corp. (Food & Staples Retailing)	790	241,361
Coty, Inc. - Class A (Personal Products)	529	5,428
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	743	111,330
CSX Corp. (Road & Rail)	1,391	106,189
Cummins, Inc. (Machinery)	274	43,832
CVS Health Corp. (Health Care Providers & Services)	2,326	157,749
D.R. Horton, Inc. (Household Durables)	600	35,520
Danaher Corp. (Health Care Equipment & Supplies)	1,143	183,874
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	219	25,498
DaVita, Inc.* (Health Care Providers & Services)	160	12,779
Deere & Co. (Machinery)	563	89,280
Delta Air Lines, Inc. (Airlines)	1,029	57,357
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	398	22,288
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	692	15,030
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	288	21,427
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	373	45,875
Discover Financial Services (Consumer Finance)	561	42,148
Discovery, Inc.* (Media)	283	8,281
Discovery, Inc.* - Class C (Media)	600	16,662
Dish Network Corp.* - Class A (Media)	456	16,763
Dollar General Corp. (Multiline Retail)	455	69,802
Dollar Tree, Inc.* (Multiline Retail)	423	36,831
Dominion Energy, Inc. (Multi-Utilities)	1,472	126,223
Dover Corp. (Machinery)	260	29,601
Dow, Inc. (Chemicals)	1,326	61,089
DTE Energy Co. (Multi-Utilities)	344	45,618
Duke Energy Corp. (Electric Utilities)	1,304	127,310
Duke Realty Corp. (Equity Real Estate Investment Trusts)	657	23,856
DuPont de Nemours, Inc. (Chemicals)	1,325	67,814
DXC Technology Co. (IT Services)	458	14,601
E*TRADE Financial Corp. (Capital Markets)	404	17,218
Eastman Chemical Co. (Chemicals)	243	17,319
Eaton Corp. PLC (Electrical Equipment)	739	69,813
eBay, Inc. (Internet & Direct Marketing Retail)	1,367	45,877
Ecolab, Inc. (Chemicals)	448	87,857
Edison International (Electric Utilities)	641	49,069
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	373	82,008
Electronic Arts, Inc.* (Entertainment)	522	56,334

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares		Value
Eli Lilly & Co. (Pharmaceuticals)	1,511		$210,996
Emerson Electric Co. (Electrical Equipment)	1,089		78,005
Entergy Corp. (Electric Utilities)	356		46,821
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,040		75,826
Equifax, Inc. (Professional Services)	217		32,528
Equinix, Inc. (Equity Real Estate Investment Trusts)	152		89,639
Equity Residential (Equity Real Estate Investment Trusts)	624		51,842
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	118		36,552
Everest Re Group, Ltd. (Insurance)	73		20,190
Evergy, Inc. (Electric Utilities)	408		29,441
Eversource Energy (Electric Utilities)	579		53,523
Exelon Corp. (Electric Utilities)	1,738		82,711
Expedia Group, Inc. (Internet & Direct Marketing Retail)	250		27,113
Expeditors International of Washington, Inc. (Air Freight & Logistics)	305		22,277
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	232		25,678
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	7,566		470,000
F5 Networks, Inc.* (Communications Equipment)	109		13,311
Facebook, Inc.* - Class A (Interactive Media & Services)	4,303		868,818
Fastenal Co. (Trading Companies & Distributors)	1,026		35,788
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	126		15,753
FedEx Corp. (Air Freight & Logistics)	429		62,051
Fidelity National Information Services, Inc. (IT Services)	1,099		157,882
Fifth Third Bancorp (Banks)	1,269		36,103
First Horizon National Corp. (Banks)	–	†	6
First Republic Bank (Banks)	301		33,375
FirstEnergy Corp. (Electric Utilities)	966		49,063
Fiserv, Inc.* (IT Services)	1,021		121,101
FleetCor Technologies, Inc.* (IT Services)	155		48,861
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	240		12,370
Flowserve Corp. (Machinery)	234		10,923
FMC Corp. (Chemicals)	232		22,177
Ford Motor Co. (Automobiles)	6,963		61,414
Fortinet, Inc.* (Software)	254		29,301
Fortive Corp. (Machinery)	528		39,563
Fortune Brands Home & Security, Inc. (Building Products)	249		17,109
Fox Corp. - Class A (Media)	634		23,509
Fox Corp. - Class B (Media)	290		10,536
Franklin Resources, Inc. (Capital Markets)	499		12,625
Freeport-McMoRan, Inc. (Metals & Mining)	2,594		28,793
Garmin, Ltd. (Household Durables)	258		25,013
Gartner, Inc.* (IT Services)	160		25,725
General Dynamics Corp. (Aerospace & Defense)	419		73,509
General Electric Co. (Industrial Conglomerates)	15,617		194,432
General Mills, Inc. (Food Products)	1,081		56,450
General Motors Co. (Automobiles)	2,248		75,061
Genuine Parts Co. (Distributors)	260		24,329
Gilead Sciences, Inc. (Biotechnology)	2,262		142,958
Global Payments, Inc. (IT Services)	537		104,957
Globe Life, Inc. (Insurance)	178		18,558
H&R Block, Inc. (Diversified Consumer Services)	349		8,097
Halliburton Co. (Energy Equipment & Services)	1,570		34,242
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	647		8,903
Harley-Davidson, Inc. (Automobiles)	276		9,218
Hartford Financial Services Group, Inc. (Insurance)	644		38,176
Hasbro, Inc. (Leisure Products)	228		23,226
HCA Healthcare, Inc. (Health Care Providers & Services)	473		65,652
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	885		31,851
Helmerich & Payne, Inc. (Energy Equipment & Services)	194		7,867
Henry Schein, Inc.* (Health Care Providers & Services)	262		18,062
Hess Corp. (Oil, Gas & Consumable Fuels)	463		26,192
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,314		32,234
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	505		54,439
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	265		11,904
Hologic, Inc.* (Health Care Equipment & Supplies)	479		25,636
Honeywell International, Inc. (Industrial Conglomerates)	1,278		221,375
Hormel Foods Corp. (Food Products)	497		23,488
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,282		20,948
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,650		56,498
Humana, Inc. (Health Care Providers & Services)	237		79,689
Huntington Bancshares, Inc. (Banks)	1,847		25,064
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	73		19,053
IDEX Corp. (Machinery)	136		22,284
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	153		41,465
IHS Markit, Ltd.* (Professional Services)	717		56,543
Illinois Tool Works, Inc. (Machinery)	523		91,514
Illumina, Inc.* (Life Sciences Tools & Services)	263		76,288
Incyte Corp.* (Biotechnology)	320		23,382
Ingersoll-Rand PLC (Machinery)	428		57,022
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,778		497,249
Intercontinental Exchange, Inc. (Capital Markets)	996		99,341

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
International Business Machines Corp. (IT Services)	1,584	$227,668
International Flavors & Fragrances, Inc.(a) (Chemicals)	191	25,042
International Paper Co. (Containers & Packaging)	701	28,545
Intuit, Inc. (Software)	465	130,377
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	207	115,874
Invesco, Ltd. (Capital Markets)	666	11,522
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	64	8,171
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	323	50,146
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	513	16,216
J.B. Hunt Transport Services, Inc. (Road & Rail)	152	16,405
Jack Henry & Associates, Inc. (IT Services)	138	20,637
Jacobs Engineering Group, Inc. (Construction & Engineering)	242	22,392
Johnson & Johnson (Pharmaceuticals)	4,706	700,583
Johnson Controls International PLC (Building Products)	1,379	54,402
JPMorgan Chase & Co. (Banks)	5,608	742,276
Juniper Networks, Inc. (Communications Equipment)	598	13,718
Kansas City Southern Industries, Inc. (Road & Rail)	177	29,858
Kellogg Co. (Food Products)	445	30,353
KeyCorp (Banks)	1,761	32,948
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	335	31,152
Kimberly-Clark Corp. (Household Products)	613	87,806
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	755	14,383
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,483	72,690
KLA Corp. (Semiconductors & Semiconductor Equipment)	282	46,739
Kohl's Corp. (Multiline Retail)	280	11,970
L Brands, Inc. (Specialty Retail)	415	9,611
L3Harris Technologies, Inc. (Aerospace & Defense)	395	87,425
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	174	30,520
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	259	77,236
Lamb Weston Holding, Inc. (Food Products)	261	23,832
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	604	39,447
Leggett & Platt, Inc. (Household Durables)	235	11,184
Leidos Holdings, Inc. (IT Services)	238	23,912
Lennar Corp. - Class A (Household Durables)	500	33,180
Lincoln National Corp. (Insurance)	355	19,340
Linde PLC (Chemicals)	961	195,207
Live Nation Entertainment, Inc.* (Entertainment)	252	17,176
LKQ Corp.* (Distributors)	548	17,911
Lockheed Martin Corp. (Aerospace & Defense)	444	190,085
Loews Corp. (Insurance)	457	23,513
Lowe's Cos., Inc. (Specialty Retail)	1,371	159,365
LyondellBasell Industries N.V. - Class A (Chemicals)	459	35,738
M&T Bank Corp. (Banks)	236	39,771
Macy's, Inc. (Multiline Retail)	553	8,820
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,430	16,259
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,161	63,275
MarketAxess Holdings, Inc. (Capital Markets)	68	24,084
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	486	68,014
Marsh & McLennan Cos., Inc. (Insurance)	902	100,898
Martin Marietta Materials, Inc. (Construction Materials)	112	29,546
Masco Corp. (Building Products)	508	24,140
MasterCard, Inc. - Class A (IT Services)	1,587	501,396
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	484	29,098
McCormick & Co., Inc. (Food Products)	221	36,105
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,347	288,218
McKesson Corp. (Health Care Providers & Services)	322	45,920
Medtronic PLC (Health Care Equipment & Supplies)	2,397	276,711
Merck & Co., Inc. (Pharmaceuticals)	4,553	389,008
MetLife, Inc. (Insurance)	1,398	69,495
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	44	33,316
MGM Resorts International (Hotels, Restaurants & Leisure)	921	28,606
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	427	41,624
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,980	105,118
Microsoft Corp. (Software)	13,641	2,322,108
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	204	27,991
Mohawk Industries, Inc.* (Household Durables)	106	13,958
Molson Coors Beverage Co. - Class B (Beverages)	336	18,675
Mondelez International, Inc. - Class A (Food Products)	2,575	147,754
Monster Beverage Corp.* (Beverages)	683	45,488
Moody's Corp. (Capital Markets)	290	74,469
Morgan Stanley (Capital Markets)	2,200	114,972
Motorola Solutions, Inc. (Communications Equipment)	306	54,162
MSCI, Inc. - Class A (Capital Markets)	151	43,156
Mylan N.V.* (Pharmaceuticals)	923	19,771
Nasdaq, Inc. (Capital Markets)	205	23,874

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
National Oilwell Varco, Inc. (Energy Equipment & Services)	690	$14,221
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	408	21,787
Netflix, Inc.* (Entertainment)	784	270,551
Newell Brands, Inc. (Household Durables)	681	13,300
Newmont Corp. (Metals & Mining)	1,466	66,058
News Corp. - Class A (Media)	695	9,466
News Corp. - Class B (Media)	218	3,045
NextEra Energy, Inc. (Electric Utilities)	874	234,407
Nielsen Holdings PLC (Professional Services)	636	12,974
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,228	214,555
NiSource, Inc. (Multi-Utilities)	668	19,579
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	855	16,903
Nordstrom, Inc. (Multiline Retail)	192	7,077
Norfolk Southern Corp. (Road & Rail)	466	97,026
Northern Trust Corp. (Capital Markets)	379	37,070
Northrop Grumman Corp. (Aerospace & Defense)	280	104,880
NortonLifelock, Inc. (Software)	1,025	29,131
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	380	20,463
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	450	16,601
Nucor Corp. (Metals & Mining)	542	25,740
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,094	258,654
NVR, Inc.* (Household Durables)	6	22,902
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,597	63,433
Old Dominion Freight Line, Inc. (Road & Rail)	114	22,370
Omnicom Group, Inc. (Media)	389	29,296
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	739	55,329
Oracle Corp. (Software)	3,874	203,191
O'Reilly Automotive, Inc.* (Specialty Retail)	135	54,824
PACCAR, Inc. (Machinery)	618	45,862
Packaging Corp. of America (Containers & Packaging)	169	16,182
Parker-Hannifin Corp. (Machinery)	230	45,009
Paychex, Inc. (IT Services)	570	48,889
Paycom Software, Inc.* (Software)	88	27,998
PayPal Holdings, Inc.* (IT Services)	2,100	239,169
Pentair PLC (Machinery)	301	12,922
People's United Financial, Inc. (Banks)	794	12,243
PepsiCo, Inc. (Beverages)	2,493	354,056
PerkinElmer, Inc. (Life Sciences Tools & Services)	199	18,404
Perrigo Co. PLC (Pharmaceuticals)	243	13,861
Pfizer, Inc. (Pharmaceuticals)	9,896	368,527
Philip Morris International, Inc. (Tobacco)	2,782	230,072
Phillips 66 (Oil, Gas & Consumable Fuels)	795	72,639
Pinnacle West Capital Corp. (Electric Utilities)	201	19,636
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	296	39,960
PPG Industries, Inc. (Chemicals)	423	50,692
PPL Corp. (Electric Utilities)	1,293	46,794
Principal Financial Group, Inc. (Insurance)	462	24,463
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,130	104,954
Prudential Financial, Inc. (Insurance)	719	65,472
Public Service Enterprise Group, Inc. (Multi-Utilities)	904	53,517
Public Storage (Equity Real Estate Investment Trusts)	269	60,191
PulteGroup, Inc. (Household Durables)	456	20,360
PVH Corp. (Textiles, Apparel & Luxury Goods)	133	11,594
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	208	22,019
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,042	174,203
Quanta Services, Inc. (Construction & Engineering)	254	9,944
Quest Diagnostics, Inc. (Health Care Providers & Services)	241	26,671
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	89	10,102
Raymond James Financial, Inc. (Capital Markets)	221	20,206
Raytheon Co. (Aerospace & Defense)	498	110,028
Realty Income Corp. (Equity Real Estate Investment Trusts)	583	45,713
Regency Centers Corp. (Equity Real Estate Investment Trusts)	300	18,612
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	143	48,325
Regions Financial Corp. (Banks)	1,725	26,858
Republic Services, Inc. - Class A (Commercial Services & Supplies)	377	35,834
ResMed, Inc. (Health Care Equipment & Supplies)	257	40,855
Robert Half International, Inc. (Professional Services)	210	12,216
Rockwell Automation, Inc. (Electrical Equipment)	207	39,674
Rollins, Inc. (Commercial Services & Supplies)	252	9,563
Roper Technologies, Inc. (Industrial Conglomerates)	186	70,989
Ross Stores, Inc. (Specialty Retail)	647	72,587
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	307	35,944
S&P Global, Inc. (Capital Markets)	437	128,360
Salesforce.com, Inc.* (Software)	1,586	289,144
SBA Communications Corp. (Equity Real Estate Investment Trusts)	201	50,162
Schlumberger, Ltd. (Energy Equipment & Services)	2,475	82,936
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	413	23,537
Sealed Air Corp. (Containers & Packaging)	276	9,798
Sempra Energy (Multi-Utilities)	504	80,963
ServiceNow, Inc.* (Software)	337	113,984

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	549	$73,099
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	305	34,511
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	146	13,438
Snap-on, Inc. (Machinery)	98	15,644
Southwest Airlines Co. (Airlines)	847	46,568
Stanley Black & Decker, Inc. (Machinery)	272	43,338
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,112	179,161
State Street Corp. (Capital Markets)	650	49,160
STERIS PLC (Health Care Equipment & Supplies)	152	22,905
Stryker Corp. (Health Care Equipment & Supplies)	576	121,363
SVB Financial Group* (Banks)	92	22,110
Synchrony Financial (Consumer Finance)	1,063	34,452
Synopsys, Inc.* (Software)	269	39,680
Sysco Corp. (Food & Staples Retailing)	912	74,912
T. Rowe Price Group, Inc. (Capital Markets)	418	55,816
Take-Two Interactive Software, Inc.* (Entertainment)	202	25,177
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	493	12,705
Target Corp. (Multiline Retail)	906	100,330
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	598	55,123
TechnipFMC PLC (Energy Equipment & Services)	751	12,399
Teleflex, Inc. (Health Care Equipment & Supplies)	83	30,835
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,671	201,606
Textron, Inc. (Aerospace & Defense)	408	18,739
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,187	23,573
The Allstate Corp. (Insurance)	579	68,635
The Bank of New York Mellon Corp. (Capital Markets)	1,501	67,215
The Boeing Co. (Aerospace & Defense)	956	304,267
The Charles Schwab Corp. (Capital Markets)	2,044	93,104
The Clorox Co. (Household Products)	224	35,237
The Coca-Cola Co. (Beverages)	6,895	402,667
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	89	30,873
The Estee Lauder Co., Inc. (Personal Products)	398	77,673
The Gap, Inc. (Specialty Retail)	380	6,616
The Goldman Sachs Group, Inc. (Capital Markets)	570	135,517
The Hershey Co. (Food Products)	265	41,120
The Home Depot, Inc. (Specialty Retail)	1,951	445,022
The Interpublic Group of Cos., Inc. (Media)	693	15,731
The JM Smucker Co. - Class A (Food Products)	204	21,136
The Kraft Heinz Co. (Food Products)	1,114	32,529
The Kroger Co. (Food & Staples Retailing)	1,434	38,517
The Mosaic Co. (Chemicals)	625	12,400
The PNC Financial Services Group, Inc (Banks)	784	116,463
The Procter & Gamble Co. (Household Products)	4,459	555,680
The Progressive Corp. (Insurance)	1,045	84,321
The Sherwin-Williams Co. (Chemicals)	147	81,878
The Southern Co. (Electric Utilities)	1,875	132,000
The TJX Cos., Inc. (Specialty Retail)	2,168	127,999
The Travelers Cos., Inc. (Insurance)	462	60,808
The Walt Disney Co. (Entertainment)	3,223	445,773
The Western Union Co. (IT Services)	750	20,175
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,167	44,835
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	717	224,556
Tiffany & Co. (Specialty Retail)	193	25,866
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	566	44,822
Tractor Supply Co. (Specialty Retail)	212	19,705
TransDigm Group, Inc. (Aerospace & Defense)	89	57,252
Truist Financial Corp. (Banks)	2,398	123,665
Twitter, Inc.* (Interactive Media & Services)	1,388	45,082
Tyson Foods, Inc. - Class A (Food Products)	528	43,629
U.S. Bancorp (Banks)	2,541	135,232
UDR, Inc. (Equity Real Estate Investment Trusts)	524	25,105
Ulta Beauty, Inc.* (Specialty Retail)	102	27,327
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	337	6,801
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	348	6,250
Union Pacific Corp. (Road & Rail)	1,241	222,661
United Airlines Holdings , Inc.* (Airlines)	389	29,097
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,253	129,711
United Rentals, Inc.* (Trading Companies & Distributors)	134	18,182
United Technologies Corp. (Aerospace & Defense)	1,451	217,940
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,694	461,531
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	144	19,744
Unum Group (Insurance)	369	9,849
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	734	61,884
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	163	22,913
Ventas, Inc. (Equity Real Estate Investment Trusts)	666	38,535
VeriSign, Inc.* (IT Services)	185	38,506
Verisk Analytics, Inc. - Class A (Professional Services)	293	47,604
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,395	439,559
Vertex Pharmaceuticals, Inc.* (Biotechnology)	460	104,443

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
VF Corp. (Textiles, Apparel & Luxury Goods)	586	$48,620
ViacomCBS, Inc. - Class B (Media)	966	32,970
Visa, Inc. - Class A (IT Services)	3,061	609,046
Vornado Realty Trust (Equity Real Estate Investment Trusts)	283	18,613
Vulcan Materials Co. (Construction Materials)	237	33,566
W.R. Berkley Corp. (Insurance)	259	19,044
W.W. Grainger, Inc. (Trading Companies & Distributors)	78	23,608
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,341	68,190
Walmart, Inc. (Food & Staples Retailing)	2,537	290,461
Waste Management, Inc. (Commercial Services & Supplies)	698	84,947
Waters Corp.* (Life Sciences Tools & Services)	115	25,736
WEC Energy Group, Inc. (Multi-Utilities)	564	56,338
Wells Fargo & Co. (Banks)	6,882	323,041
Welltower, Inc. (Equity Real Estate Investment Trusts)	726	61,645
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	532	34,846
Westinghouse Air Brake Technologies Corp. (Machinery)	326	24,078
WestRock Co. (Containers & Packaging)	461	17,979
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,332	38,561
Whirlpool Corp. (Household Durables)	113	16,517
Willis Towers Watson PLC (Insurance)	230	48,597
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	173	21,826
Xcel Energy, Inc. (Electric Utilities)	938	64,900
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	332	11,809
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	450	38,016
Xylem, Inc. (Machinery)	322	26,295
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	541	57,222
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	96	22,946
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	368	54,427
Zions Bancorp (Banks)	305	13,874
Zoetis, Inc. (Pharmaceuticals)	852	114,347
TOTAL COMMON STOCKS
(Cost $17,404,938)		47,788,913

Repurchase Agreements(b)(c) (32.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%-1.51%, dated 1/31/20, due 2/3/20, total to be received $21,653,628	$21,651,000	$21,651,000
TOTAL REPURCHASE AGREEMENTS
(Cost $21,651,000)		21,651,000

Collateral for Securities Loaned (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.57%(d)	9,999	$9,999
Invesco Government & Agency Portfolio - Institutional Shares, 1.58%(d)	3,064	3,064
Fidelity Investments Money Market Government Portfolio - Class I, 1.58%(d)	9,513	9,513
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $22,576)		22,576
TOTAL INVESTMENT SECURITIES
(Cost $39,078,514) - 103.7%		69,462,489
Net other assets (liabilities) - (3.7)%		(2,485,668)
NET ASSETS - 100.0%		$66,976,821

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $21,764.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $1,655,000.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	59	3/23/20	$9,506,375	$151,829

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/20	2.14%	$5,760,140	$(24,613)
S&P 500	UBS AG	2/27/20	2.09%	3,924,320	(33,140)
				$9,684,460	$(57,753)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Bull ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$1,203,934	1.8%
Air Freight & Logistics	231,516	0.3%
Airlines	165,939	0.2%
Auto Components	51,317	0.1%
Automobiles	145,693	0.2%
Banks	2,493,519	3.7%
Beverages	899,427	1.3%
Biotechnology	888,968	1.3%
Building Products	127,577	0.2%
Capital Markets	1,320,093	2.0%
Chemicals	843,237	1.3%
Commercial Services & Supplies	209,324	0.3%
Communications Equipment	451,584	0.7%
Construction & Engineering	32,336	NM
Construction Materials	63,112	0.1%
Consumer Finance	315,577	0.5%
Containers & Packaging	164,963	0.2%
Distributors	42,240	0.1%
Diversified Consumer Services	8,097	NM
Diversified Financial Services	785,056	1.2%
Diversified Telecommunication Services	954,925	1.4%
Electric Utilities	1,053,225	1.6%
Electrical Equipment	227,226	0.3%
Electronic Equipment, Instruments & Components	252,705	0.4%
Energy Equipment & Services	176,834	0.3%
Entertainment	895,363	1.3%
Equity Real Estate Investment Trusts	1,382,733	2.1%
Food & Staples Retailing	713,441	1.1%
Food Products	544,186	0.8%
Gas Utilities	24,927	NM
Health Care Equipment & Supplies	1,714,373	2.6%
Health Care Providers & Services	1,282,321	1.9%
Health Care Technology	40,368	0.1%
Hotels, Restaurants & Leisure	889,876	1.3%
Household Durables	191,934	0.3%
Household Products	824,411	1.2%
Independent Power and Renewable Electricity Producers	40,174	0.1%
Industrial Conglomerates	649,898	1.0%
Insurance	1,109,576	1.7%
Interactive Media & Services	2,447,750	3.7%
Internet & Direct Marketing Retail	1,706,777	2.5%
IT Services	2,687,299	3.9%
Leisure Products	23,226	NM
Life Sciences Tools & Services	474,102	0.7%
Machinery	726,941	1.1%
Media	661,762	1.0%
Metals & Mining	120,591	0.2%
Multiline Retail	234,830	0.4%
Multi-Utilities	532,758	0.8%
Oil, Gas & Consumable Fuels	1,670,333	2.5%
Personal Products	83,101	0.1%
Pharmaceuticals	2,190,536	3.3%
Professional Services	161,865	0.2%
Real Estate Management & Development	36,569	0.1%
Road & Rail	494,509	0.7%
Semiconductors & Semiconductor Equipment	2,004,132	3.0%
Software	3,671,081	5.5%
Specialty Retail	1,073,750	1.6%
Technology Hardware, Storage & Peripherals	2,492,132	3.7%
Textiles, Apparel & Luxury Goods	327,649	0.5%
Tobacco	388,822	0.6%
Trading Companies & Distributors	77,578	0.1%
Water Utilities	43,993	0.1%
Wireless Telecommunication Services	44,822	0.1%
Other **	19,187,908	28.6%
Total	$66,976,821	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (61.6%)
	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	36	$547
1st Source Corp. (Banks)	25	1,180
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	155	1,688
8x8, Inc.* (Software)	121	2,253
AAON, Inc. (Building Products)	60	3,146
AAR Corp. (Aerospace & Defense)	49	2,086
Aaron's, Inc. (Specialty Retail)	98	5,818
Abercrombie & Fitch Co. - Class A (Specialty Retail)	84	1,374
ABM Industries, Inc. (Commercial Services & Supplies)	85	3,242
Acacia Communications, Inc.* (Communications Equipment)	49	3,359
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	145	5,790
Acadia Realty Trust (Equity Real Estate Investment Trusts)	109	2,705
Accelerate Diagnostics, Inc.*(a) (Life Sciences Tools & Services)	36	605
Acceleron Pharma, Inc.* (Biotechnology)	60	5,447
ACCO Brands Corp. (Commercial Services & Supplies)	132	1,140
ACI Worldwide, Inc.* (Software)	145	4,995
Acushnet Holdings Corp. (Leisure Products)	48	1,487
Addus Homecare Corp.* (Health Care Providers & Services)	12	1,132
Adient PLC* (Auto Components)	121	3,111
Adtalem Global Education, Inc.* (Diversified Consumer Services)	73	2,519
ADTRAN, Inc. (Communications Equipment)	58	525
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	98	3,229
Advanced Drainage Systems, Inc. (Building Products)	47	1,954
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	49	3,427
AdvanSix, Inc.* (Chemicals)	36	674
Adverum Biotechnologies, Inc.* (Biotechnology)	70	691
Aegion Corp.* (Construction & Engineering)	37	773
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	60	1,229
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	98	5,103
AeroVironment, Inc.* (Aerospace & Defense)	25	1,665
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	47	745
Agree Realty Corp. (Equity Real Estate Investment Trusts)	49	3,721
Aimmune Therapeutics, Inc.* (Biotechnology)	61	1,894
Air Transport Services Group, Inc.* (Air Freight & Logistics)	84	1,761
Aircastle, Ltd. (Trading Companies & Distributors)	73	2,343
AK Steel Holding Corp.* (Metals & Mining)	420	1,159
Akebia Therapeutics, Inc.* (Biotechnology)	155	1,119
Akorn, Inc.* (Pharmaceuticals)	119	182
Alamo Group, Inc. (Machinery)	12	1,495
Alarm.com Holdings, Inc.* (Software)	49	2,153
Albany International Corp. - Class A (Machinery)	37	2,581
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	97	2,120
Allakos, Inc.* (Biotechnology)	25	1,805
Allegheny Technologies, Inc.* (Metals & Mining)	169	2,915
Allegiance Bancshares, Inc.* (Banks)	24	893
Allegiant Travel Co. (Airlines)	12	2,016
ALLETE, Inc. (Electric Utilities)	72	6,011
Allogene Therapeutics, Inc.* (Biotechnology)	48	1,043
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	228	1,956
Altair Engineering, Inc.* - Class A (Software)	49	1,811
Altra Industrial Motion Corp. (Machinery)	85	2,827
Ambac Financial Group, Inc.* (Insurance)	60	1,286
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	49	2,898
AMC Entertainment Holdings, Inc.(a) - Class A (Entertainment)	70	456
Amedisys, Inc.* (Health Care Providers & Services)	49	8,647
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	60	2,734
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	156	1,441
American Eagle Outfitters, Inc. (Specialty Retail)	217	3,125
American Equity Investment Life Holding Co. (Insurance)	121	3,196
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	144	1,868
American Outdoor Brands Corp.* (Leisure Products)	70	659
American Public Education, Inc.* (Diversified Consumer Services)	24	572
American States Water Co. (Water Utilities)	49	4,339
American Vanguard Corp. (Chemicals)	35	654
American Woodmark Corp.* (Building Products)	25	2,741
America's Car-Mart, Inc.* (Specialty Retail)	12	1,317
Ameris Bancorp (Banks)	85	3,416
AMERISAFE, Inc. (Insurance)	25	1,711
Amicus Therapeutics, Inc.* (Biotechnology)	313	2,767
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	132	1,485
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	60	4,043
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	119	534
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	48	908
AnaptysBio, Inc.* (Biotechnology)	36	523
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	47	647
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	12	744

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued
	Shares	Value
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	25	$1,028
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	37	3,611
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	217	796
Anterix, Inc.* (Diversified Telecommunication Services)	12	558
Apellis Pharmaceuticals, Inc.* (Biotechnology)	61	2,508
Apogee Enterprises, Inc. (Building Products)	37	1,177
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	205	3,746
Appfolio, Inc.* (Software)	25	3,286
Appian Corp.* (Software)	37	1,888
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	49	3,164
ArcBest Corp. (Road & Rail)	36	803
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)	25	1,288
Archrock, Inc. (Energy Equipment & Services)	168	1,403
Arcosa, Inc. (Construction & Engineering)	60	2,625
Arena Pharmaceuticals, Inc.* (Biotechnology)	72	3,290
Ares Management Corp. (Capital Markets)	85	3,064
Argan, Inc. (Construction & Engineering)	25	1,053
Argo Group International Holdings, Ltd. (Insurance)	49	3,214
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	72	1,320
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	84	1,618
Arrow Financial Corp. (Banks)	12	421
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	122	5,113
Artisan Partners Asset Management, Inc. (Capital Markets)	73	2,438
Arvinas, Inc.* (Pharmaceuticals)	24	1,163
Asbury Automotive Group, Inc.* (Specialty Retail)	25	2,411
ASGN, Inc.* (Professional Services)	72	4,874
Astec Industries, Inc. (Machinery)	37	1,526
Astronics Corp.* (Aerospace & Defense)	36	907
Atara Biotherapeutics, Inc.* (Biotechnology)	59	781
Athenex, Inc.* (Biotechnology)	84	1,125
Atkore International Group, Inc.* (Electrical Equipment)	60	2,382
Atlantic Union Bankshares (Banks)	109	3,672
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	36	805
ATN International, Inc. (Diversified Telecommunication Services)	12	694
AtriCure, Inc.* (Health Care Equipment & Supplies)	49	1,906
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	60	1,652
Avaya Holdings Corp.* - Class C (Software)	143	1,826
Avis Budget Group, Inc.* (Road & Rail)	85	2,788
Avista Corp. (Multi-Utilities)	85	4,322
AVX Corp. (Electronic Equipment, Instruments & Components)	60	1,216
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	48	1,159
AxoGen, Inc.* (Health Care Equipment & Supplies)	47	581
Axon Enterprise, Inc.* (Aerospace & Defense)	85	6,530
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	25	726
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	73	2,056
Axsome Therapeutics, Inc.* (Pharmaceuticals)	37	3,212
AZZ, Inc. (Electrical Equipment)	37	1,527
B&G Foods, Inc.(a) - Class A (Food Products)	84	1,349
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	37	2,185
Balchem Corp. (Chemicals)	49	5,292
Banc of California, Inc. (Banks)	59	942
Bancfirst Corp. (Banks)	25	1,445
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	37	746
BancorpSouth Bank (Banks)	134	3,828
Bandwidth, Inc.* (Diversified Telecommunication Services)	25	1,774
Bank of Marin BanCorp (Banks)	12	529
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	73	2,425
Banner Corp. (Banks)	49	2,526
Barnes Group, Inc. (Machinery)	60	3,790
Barrett Business Services, Inc. (Professional Services)	12	994
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	97	3,212
Bed Bath & Beyond, Inc.(a) (Specialty Retail)	169	2,408
Belden, Inc. (Electronic Equipment, Instruments & Components)	49	2,414
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	47	1,447
Benefitfocus, Inc.* (Software)	36	666
Berkshire Hills Bancorp, Inc. (Banks)	61	1,717
Berry Petroleum Corp. (Oil, Gas & Consumable Fuels)	82	562
Big Lots, Inc. (Multiline Retail)	48	1,299
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	49	2,376
BioTelemetry, Inc.* (Health Care Providers & Services)	49	2,397
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	25	995
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	158	3,242
Black Hills Corp. (Multi-Utilities)	85	7,058
Blackbaud, Inc. (Software)	60	4,700
Blackline, Inc.* (Software)	60	3,670
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	170	6,493

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued
	Shares	Value
Bloom Energy Corp.* (Electrical Equipment)	70	$552
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	120	2,492
Blucora, Inc.* (Capital Markets)	61	1,376
Blueprint Medicines Corp.* (Biotechnology)	60	3,807
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	85	2,481
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	58	652
Boise Cascade Co. (Paper & Forest Products)	47	1,701
Boot Barn Holdings, Inc.* (Specialty Retail)	37	1,553
Boston Private Financial Holdings, Inc. (Banks)	107	1,220
Bottomline Technologies, Inc.* (Software)	60	3,216
Box, Inc.* - Class A (Software)	193	2,901
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	109	3,254
Brady Corp. - Class A (Commercial Services & Supplies)	60	3,322
Bridge Bancorp, Inc. (Banks)	24	728
Brightsphere Investment Group, Inc. (Capital Markets)	95	875
Brightview Holdings, Inc.* (Commercial Services & Supplies)	36	569
Brinker International, Inc. (Hotels, Restaurants & Leisure)	49	2,092
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	252	1,661
Brookline Bancorp, Inc. (Banks)	109	1,657
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	98	3,732
Bryn Mawr Bank Corp. (Banks)	25	938
Builders FirstSource, Inc.* (Building Products)	156	3,868
Byline Bancorp, Inc. (Banks)	36	695
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	37	5,384
Cactus, Inc. - Class A (Energy Equipment & Services)	61	1,758
Cadence Bancorp. (Banks)	169	2,641
CAI International, Inc.* (Trading Companies & Distributors)	24	653
Calavo Growers, Inc. (Food Products)	25	1,915
Caleres, Inc. (Specialty Retail)	60	1,053
California Resources Corp.* (Oil, Gas & Consumable Fuels)	58	426
California Water Service Group (Water Utilities)	60	3,154
Callaway Golf Co. (Leisure Products)	121	2,591
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	313	939
Cal-Maine Foods, Inc. (Food Products)	49	1,749
Camden National Corp. (Banks)	25	1,182
Cannae Holdings, Inc.* (Diversified Financial Services)	97	3,944
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	181	2,386
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	107	880
Cara Therapeutics, Inc.* (Biotechnology)	47	757
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	49	2,224
Cardtronics PLC* - Class A (IT Services)	47	2,115
CareDx, Inc.* (Biotechnology)	62	1,498
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	133	2,950
Cargurus, Inc.* (Interactive Media & Services)	98	3,494
Carolina Financial Corp. (Banks)	25	959
Carpenter Technology Corp. (Metals & Mining)	60	2,384
Cars.com, Inc.* (Interactive Media & Services)	96	1,120
Carter Bank & Trust* (Banks)	37	732
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	62	3,174
Cass Information Systems, Inc. (IT Services)	25	1,351
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	58	595
Cathay General Bancorp (Banks)	109	3,931
Cavco Industries, Inc.* (Household Durables)	12	2,688
CBIZ, Inc.* (Professional Services)	73	1,971
CBTX, Inc. (Banks)	24	709
CenterState Bank Corp. (Banks)	168	3,790
Central Garden & Pet Co.* - Class A (Household Products)	61	1,828
Central Pacific Financial Corp. (Banks)	36	998
Century Communities, Inc.* (Household Durables)	36	1,068
Cerus Corp.* (Health Care Equipment & Supplies)	179	718
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	24	656
Chart Industries, Inc.* (Machinery)	49	3,135
Chase Corp. (Chemicals)	12	1,104
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	60	981
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	37	1,347
Chegg, Inc.* (Diversified Consumer Services)	158	6,513
Chesapeake Utilities Corp. (Gas Utilities)	25	2,405
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	49	7,075
Cimpress PLC* (Commercial Services & Supplies)	25	2,991
CIRCOR International, Inc.* (Machinery)	25	1,038
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	85	6,528
City Holding Co. (Banks)	25	1,892
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	47	635
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	47	972

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued
	Shares	Value
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	96	$2,032
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	385	2,703
Cloudera, Inc.* (Software)	313	3,221
Clovis Oncology, Inc.* (Biotechnology)	58	481
CNO Financial Group, Inc. (Insurance)	218	3,835
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	264	1,909
Coca-Cola Consolidated, Inc. (Beverages)	12	3,250
Codexis, Inc.* (Life Sciences Tools & Services)	71	1,113
Coeur Mining, Inc.* (Metals & Mining)	276	1,664
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	60	4,256
Cohen & Steers, Inc. (Capital Markets)	37	2,737
Coherus Biosciences, Inc.* (Biotechnology)	84	1,515
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	59	1,320
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	48	966
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	107	1,332
Columbia Banking System, Inc. (Banks)	98	3,793
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	71	1,191
Columbus McKinnon Corp. (Machinery)	37	1,295
Comfort Systems USA, Inc. (Construction & Engineering)	49	2,274
Commercial Metals Co. (Metals & Mining)	157	3,225
Community Bank System, Inc. (Banks)	72	4,771
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	25	1,179
Community Trust Bancorp, Inc. (Banks)	25	1,094
CommVault Systems, Inc.* (Software)	49	2,206
Compass Minerals International, Inc. (Metals & Mining)	49	2,837
Comtech Telecommunications Corp. (Communications Equipment)	37	1,070
Conduent, Inc.* (IT Services)	227	972
CONMED Corp. (Health Care Equipment & Supplies)	37	3,762
ConnectOne Bancorp, Inc. (Banks)	48	1,133
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	35	285
Contura Energy, Inc.* (Oil, Gas & Consumable Fuels)	22	127
Cooper Tire & Rubber Co. (Auto Components)	73	1,934
Cooper-Standard Holding, Inc.* (Auto Components)	25	663
Corcept Therapeutics, Inc.* (Pharmaceuticals)	132	1,672
Corecivic, Inc. (Equity Real Estate Investment Trusts)	157	2,504
Core-Mark Holding Co., Inc. (Distributors)	61	1,430
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	12	547
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	58	531
Cornerstone OnDemand, Inc.* (Software)	72	4,234
CorVel Corp.* (Health Care Providers & Services)	12	1,099
Covanta Holding Corp. (Commercial Services & Supplies)	157	2,352
Cowen, Inc.* - Class A (Capital Markets)	36	579
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	25	3,823
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	85	3,222
CryoLife, Inc.* (Health Care Equipment & Supplies)	48	1,428
CryoPort, Inc.* (Health Care Equipment & Supplies)	36	645
CSG Systems International, Inc. (IT Services)	49	2,441
CSW Industrials, Inc. (Building Products)	25	1,897
CTS Corp. (Electronic Equipment, Instruments & Components)	48	1,407
Cubic Corp. (Aerospace & Defense)	49	3,199
Cushman & Wakefield PLC* (Real Estate Management & Development)	132	2,537
Customers Bancorp, Inc.* (Banks)	37	791
CVB Financial Corp. (Banks)	182	3,780
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	37	1,281
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	95	146
Cytokinetics, Inc.* (Biotechnology)	70	861
Cytomx Therapeutics, Inc.* (Biotechnology)	58	430
Dana, Inc. (Auto Components)	193	2,974
Darling Ingredients, Inc.* (Food Products)	218	5,914
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	49	2,164
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	37	7,065
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	109	2,993
Deluxe Corp. (Commercial Services & Supplies)	60	2,892
Denali Therapeutics, Inc.* (Biotechnology)	60	1,390
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	614	605
Denny's Corp.* (Hotels, Restaurants & Leisure)	85	1,740
Dermira, Inc.* (Pharmaceuticals)	58	1,099
Designer Brands, Inc. (Specialty Retail)	84	1,196
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	119	670
Diamond Offshore Drilling, Inc.*(a) (Energy Equipment & Services)	82	380
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	277	2,679
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	72	1,422
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	106	1,220
Digimarc Corp.* (Software)	12	376
Dillard's, Inc. - Class A (Multiline Retail)	12	729
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	48	932

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued
	Shares	Value
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	25	$2,131
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	60	3,098
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	324	2,501
DMC Global, Inc. (Machinery)	25	1,046
Domo, Inc.* (Software)	24	581
Dorman Products, Inc.* (Auto Components)	37	2,583
Douglas Dynamics, Inc. (Machinery)	37	1,940
Dril-Quip, Inc.* (Energy Equipment & Services)	49	2,004
Ducommun, Inc.* (Aerospace & Defense)	12	491
DXP Enterprises, Inc.* (Trading Companies & Distributors)	24	832
Dycom Industries, Inc.* (Construction & Engineering)	37	1,496
Eagle Bancorp, Inc. (Banks)	49	2,141
Eagle Pharmaceuticals, Inc.* (Biotechnology)	12	646
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	97	2,348
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	49	6,667
Ebix, Inc. (Software)	37	1,274
Echo Global Logistics, Inc.* (Air Freight & Logistics)	36	698
Edgewell Personal Care Co.* (Personal Products)	73	1,884
Editas Medicine, Inc.* (Biotechnology)	73	1,929
eHealth, Inc.* (Insurance)	37	3,891
El Paso Electric Co. (Electric Utilities)	60	4,085
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	85	5,081
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	36	658
EMCOR Group, Inc. (Construction & Engineering)	72	5,916
Emergent BioSolutions, Inc.* (Biotechnology)	60	3,305
Employers Holdings, Inc. (Insurance)	49	2,090
Enanta Pharmaceuticals, Inc.* (Biotechnology)	25	1,289
Encore Capital Group, Inc.* (Consumer Finance)	37	1,256
Encore Wire Corp. (Electrical Equipment)	25	1,358
Endo International PLC* (Pharmaceuticals)	300	1,701
Enerpac Tool Group Corp. (Machinery)	73	1,687
EnerSys (Electrical Equipment)	60	4,318
Ennis, Inc. (Commercial Services & Supplies)	36	751
Enova International, Inc.* (Consumer Finance)	48	1,203
Enphase Energy, Inc.* (Electrical Equipment)	121	3,814
EnPro Industries, Inc. (Machinery)	25	1,461
Enstar Group, Ltd.* (Insurance)	12	2,343
Entercom Communications Corp. - Class A (Media)	167	663
Enterprise Financial Services Corp. (Banks)	37	1,610
Envestnet, Inc.* (Software)	60	4,732
Epizyme, Inc.* (Biotechnology)	109	2,281
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	12	957
ESCO Technologies, Inc. (Machinery)	37	3,551
Esperion Therapeutics, Inc.* (Biotechnology)	37	2,001
Essent Group, Ltd. (Thrifts & Mortgage Finance)	134	6,647
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	98	2,706
Ethan Allen Interiors, Inc. (Household Durables)	36	581
Eventbrite, Inc.* (Interactive Media & Services)	48	1,015
Everbridge, Inc.* (Software)	49	4,441
Everi Holdings, Inc.* (IT Services)	96	1,200
EVERTEC, Inc. (IT Services)	85	2,853
Evo Payments, Inc.* (IT Services)	48	1,330
Evolent Health, Inc.* (Health Care Technology)	95	958
Evoqua Water Technologies Corp.* (Machinery)	96	1,917
ExlService Holdings, Inc.* (IT Services)	49	3,582
Exponent, Inc. (Professional Services)	72	5,239
Exterran Corp.* (Energy Equipment & Services)	46	248
Extraction Oil & Gas, Inc.*(a) (Oil, Gas & Consumable Fuels)	130	185
Extreme Networks, Inc.* (Communications Equipment)	155	915
EZCORP, Inc.* - Class A (Consumer Finance)	70	435
Fabrinet* (Electronic Equipment, Instruments & Components)	49	3,089
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	25	1,292
Fate Therapeutics, Inc.* (Biotechnology)	72	1,826
FB Financial Corp. (Banks)	25	891
FBL Financial Group, Inc. - Class A (Insurance)	12	645
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	12	916
Federal Signal Corp. (Machinery)	85	2,734
Federated Hermes, Inc. - Class B (Capital Markets)	134	4,854
Ferro Corp.* (Chemicals)	107	1,464
FGL Holdings (Diversified Financial Services)	192	1,853
FibroGen, Inc.* (Biotechnology)	109	4,562
Financial Institutions, Inc. (Banks)	24	739
First BanCorp. (Banks)	290	2,688
First Bancorp/Southern Pines NC (Banks)	37	1,313
First Bancshares, Inc. (Banks)	24	826
First Busey Corp. (Banks)	73	1,862
First Commonwealth Financial Corp. (Banks)	132	1,785
First Community Bancshares, Inc. (Banks)	25	733
First Defiance Financial Corp. (Thrifts & Mortgage Finance)	48	1,411

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued
	Shares	Value
First Financial Bancorp (Banks)	134	$3,221
First Financial Bankshares, Inc. (Banks)	181	6,067
First Financial Corp. (Banks)	12	501
First Foundation, Inc. (Banks)	47	776
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	170	7,258
First Interstate BancSystem - Class A (Banks)	49	1,887
First Merchants Corp. (Banks)	85	3,379
First Mid Bancshares, Inc. (Banks)	24	786
First Midwest Bancorp, Inc. (Banks)	145	2,891
First of Long Island Corp. (Banks)	36	794
FirstCash, Inc. (Consumer Finance)	60	5,218
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	300	1,956
Five9, Inc.* (Software)	85	6,096
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	37	1,304
Fluidigm Corp.* (Life Sciences Tools & Services)	95	365
Flushing Financial Corp. (Banks)	36	715
Focus Financial Partners, Inc.* (Capital Markets)	36	1,017
ForeScout Technologies, Inc.* (Software)	60	1,711
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	97	2,455
Forrester Research, Inc.* (Professional Services)	12	496
Forward Air Corp. (Air Freight & Logistics)	37	2,422
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	58	390
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	97	2,938
Fox Factory Holding Corp.* (Auto Components)	49	3,225
Franklin Electric Co., Inc. (Machinery)	60	3,461
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	142	1,079
Frank's International N.V.* (Energy Equipment & Services)	142	497
Fresh Del Monte Produce, Inc. (Food Products)	37	1,161
Freshpet, Inc.* (Food Products)	37	2,327
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	71	762
FTI Consulting, Inc.* (Professional Services)	49	5,882
Fulton Financial Corp. (Banks)	218	3,590
Funko, Inc.* (Distributors)	23	346
G1 Therapeutics, Inc.* (Biotechnology)	49	949
GameStop Corp.(a) - Class A (Specialty Retail)	131	503
Gannett Co., Inc. (Media)	166	1,014
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	58	376
GATX Corp. (Trading Companies & Distributors)	49	3,730
GCP Applied Technologies, Inc.* (Chemicals)	73	1,622
Generac Holdings, Inc.* (Electrical Equipment)	85	8,804
Genesco, Inc.* (Specialty Retail)	25	983
Gentherm, Inc.* (Auto Components)	49	2,259
Genworth Financial, Inc.* - Class A (Insurance)	688	2,821
German American BanCorp, Inc. (Banks)	37	1,265
Getty Realty Corp. (Equity Real Estate Investment Trusts)	48	1,513
Gibraltar Industries, Inc.* (Building Products)	49	2,671
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	61	1,660
Glacier Bancorp, Inc. (Banks)	109	4,618
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	37	789
Glaukos Corp.* (Health Care Equipment & Supplies)	49	2,756
Global Blood Therapeutics, Inc.* (Biotechnology)	72	4,699
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	109	2,260
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	109	5,699
Glu Mobile, Inc.* (Entertainment)	155	915
GMS, Inc.* (Trading Companies & Distributors)	48	1,283
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	132	1,270
Goosehead Insurance, Inc. (Insurance)	12	626
GoPro, Inc.* - Class A (Household Durables)	167	658
Gorman-Rupp Co. (Machinery)	24	886
Gossamer Bio, Inc.* (Biotechnology)	24	319
Granite Construction, Inc. (Construction & Engineering)	61	1,655
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	72	1,317
Gray Television, Inc.* (Media)	120	2,434
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	83	869
Great Southern BanCorp, Inc. (Banks)	12	683
Great Western Bancorp, Inc. (Banks)	73	2,157
Green Dot Corp.* - Class A (Consumer Finance)	73	2,196
Greif, Inc. - Class A (Containers & Packaging)	37	1,496
Griffon Corp. (Building Products)	48	998
Group 1 Automotive, Inc. (Specialty Retail)	25	2,519
Groupon, Inc.* (Internet & Direct Marketing Retail)	616	1,774
GTT Communications, Inc.*(a) (IT Services)	47	557
Guess?, Inc. (Specialty Retail)	72	1,533
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	217	336
H&E Equipment Services, Inc. (Trading Companies & Distributors)	48	1,301
H.B. Fuller Co. (Chemicals)	72	3,327
Haemonetics Corp.* (Health Care Equipment & Supplies)	72	7,732
Halozyme Therapeutics, Inc.* (Biotechnology)	194	3,682

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued
	Shares	Value
Hamilton Lane, Inc. (Capital Markets)	25	$1,624
Hancock Whitney Corp. (Banks)	122	4,848
Hanger, Inc.* (Health Care Providers & Services)	48	1,173
Hanmi Financial Corp. (Banks)	36	606
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	85	2,898
Harmonic, Inc.* (Communications Equipment)	119	837
Harsco Corp.* (Machinery)	109	1,624
Hawaiian Holdings, Inc. (Airlines)	61	1,701
Hawkins, Inc. (Chemicals)	12	501
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	170	6,130
Healthcare Services Group, Inc. (Commercial Services & Supplies)	97	2,483
HealthEquity, Inc.* (Health Care Providers & Services)	85	5,615
HealthStream, Inc.* (Health Care Technology)	36	920
Heartland Express, Inc. (Road & Rail)	60	1,121
Heartland Financial USA, Inc. (Banks)	49	2,397
Hecla Mining Co. (Metals & Mining)	652	1,976
Heidrick & Struggles International, Inc. (Professional Services)	24	682
Helen of Troy, Ltd.* (Household Durables)	37	6,995
Helios Technologies, Inc. (Machinery)	37	1,573
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	192	1,601
Herc Holdings, Inc.* (Trading Companies & Distributors)	37	1,484
Heritage Commerce Corp. (Banks)	58	673
Heritage Financial Corp. (Banks)	48	1,237
Herman Miller, Inc. (Commercial Services & Supplies)	85	3,285
Heron Therapeutics, Inc.* (Biotechnology)	97	2,023
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	47	610
Hertz Global Holdings, Inc.* (Road & Rail)	132	2,080
Heska Corp.* (Health Care Equipment & Supplies)	12	1,202
Hillenbrand, Inc. (Machinery)	85	2,468
Hilltop Holdings, Inc. (Banks)	97	2,196
HMS Holdings Corp.* (Health Care Technology)	121	3,306
HNI Corp. (Commercial Services & Supplies)	60	2,158
Home BancShares, Inc. (Banks)	205	3,920
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	37	1,188
Homology Medicines, Inc.* (Biotechnology)	36	563
Hope Bancorp, Inc. (Banks)	169	2,350
Horace Mann Educators Corp. (Insurance)	60	2,581
Horizon BanCorp, Inc. (Banks)	47	795
Hostess Brands, Inc.* (Food Products)	132	1,771
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	142	784
Houlihan Lokey, Inc. (Capital Markets)	49	2,541
Hub Group, Inc.* - Class A (Air Freight & Logistics)	49	2,590
Hudson, Ltd.* - Class A (Specialty Retail)	47	516
Huron Consulting Group, Inc.* (Professional Services)	37	2,398
Hyster-Yale Materials Handling, Inc. (Machinery)	12	648
IBERIABANK Corp. (Banks)	72	5,235
ICF International, Inc. (Professional Services)	25	2,190
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	24	801
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	87	2,928
IMAX Corp.* (Entertainment)	73	1,207
Immunomedics, Inc.* (Biotechnology)	241	4,475
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	25	805
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	120	1,760
Independent Bank Corp. (Banks)	37	791
Independent Bank Corp. (Banks)	49	3,538
Independent Bank Group, Inc. (Banks)	49	2,622
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	84	1,923
Infinera Corp.* (Communications Equipment)	240	1,769
Ingevity Corp.* (Chemicals)	60	3,913
Ingles Markets, Inc. (Food & Staples Retailing)	25	1,042
Innophos Holdings, Inc. (Chemicals)	24	767
Innospec, Inc. (Chemicals)	37	3,727
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	12	1,074
Innoviva, Inc.* (Pharmaceuticals)	83	1,146
Inogen, Inc.* (Health Care Equipment & Supplies)	25	1,107
Inovalon Holdings, Inc.* (Health Care Technology)	96	1,945
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	60	4,558
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	49	3,228
Insmed, Inc.* (Biotechnology)	109	2,239
Insperity, Inc. (Professional Services)	49	4,281
Inspire Medical Systems, Inc.* (Health Care Technology)	12	898
Installed Building Products, Inc.* (Household Durables)	37	2,743
Instructure, Inc.* (Software)	49	2,393
Integer Holdings Corp.* (Health Care Equipment & Supplies)	49	4,185
Intellia Therapeutics, Inc.* (Biotechnology)	47	560
Intelsat S.A.* (Diversified Telecommunication Services)	95	324
Inter Parfums, Inc. (Personal Products)	25	1,728
Intercept Pharmaceuticals, Inc.* (Biotechnology)	37	3,419
InterDigital, Inc. (Communications Equipment)	49	2,707

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued
	Shares	Value
Interface, Inc. (Commercial Services & Supplies)	84	$1,351
International Bancshares Corp. (Banks)	72	2,837
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	36	801
Intersect ENT, Inc.* (Pharmaceuticals)	36	930
INTL. FCStone, Inc.* (Capital Markets)	25	1,192
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	58	1,316
Intrexon Corp.*(a) (Biotechnology)	95	442
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	169	2,956
Investors Bancorp, Inc. (Banks)	313	3,783
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	12	884
Invitae Corp.* (Biotechnology)	121	2,257
Iovance Biotherapeutics, Inc.* (Biotechnology)	156	3,391
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	37	3,168
Iridium Communications, Inc.* (Diversified Telecommunication Services)	133	3,398
iRobot Corp.*(a) (Household Durables)	37	1,741
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	204	2,464
iStar, Inc. (Equity Real Estate Investment Trusts)	83	1,208
Itron, Inc.* (Electronic Equipment, Instruments & Components)	49	4,006
J & J Snack Foods Corp. (Food Products)	25	4,146
j2 Global, Inc. (Software)	60	5,752
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	37	3,025
James River Group Holdings, Ltd. (Insurance)	37	1,589
Jeld-Wen Holding, Inc.* (Building Products)	96	2,292
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	24	480
John B. Sanfilippo & Son, Inc. (Food Products)	12	1,012
John Bean Technologies Corp. (Machinery)	37	4,181
K12, Inc.* (Diversified Consumer Services)	48	775
Kadant, Inc. (Machinery)	12	1,279
Kaiser Aluminum Corp. (Metals & Mining)	25	2,504
Kaman Corp. - Class A (Trading Companies & Distributors)	37	2,284
KB Home (Household Durables)	109	4,093
KBR, Inc. (IT Services)	194	5,277
Kearny Financial Corp. (Thrifts & Mortgage Finance)	107	1,321
Kelly Services, Inc. - Class A (Professional Services)	48	852
KEMET Corp. (Electronic Equipment, Instruments & Components)	73	1,901
Kennametal, Inc. (Machinery)	109	3,411
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	169	3,643
Kforce, Inc. (Professional Services)	37	1,371
Kimball International, Inc. - Class B (Commercial Services & Supplies)	48	901
Kinsale Capital Group, Inc. (Insurance)	25	2,856
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	109	1,875
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	36	758
Knoll, Inc. (Commercial Services & Supplies)	61	1,510
Knowles Corp.* (Electronic Equipment, Instruments & Components)	109	2,151
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	60	2,288
Koppers Holdings, Inc.* (Chemicals)	24	753
Korn Ferry (Professional Services)	72	2,951
Kraton Corp.* (Chemicals)	48	790
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	121	2,219
Kura Oncology, Inc.* (Biotechnology)	36	423
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	145	2,661
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	155	541
Lakeland Bancorp, Inc. (Banks)	59	958
Lakeland Financial Corp. (Banks)	37	1,755
Lancaster Colony Corp. (Food Products)	25	3,866
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	48	840
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	240	413
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	169	3,143
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	132	2,751
La-Z-Boy, Inc. (Household Durables)	61	1,869
LCI Industries (Auto Components)	37	3,995
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	24	864
LendingClub Corp.* (Consumer Finance)	88	1,031
Lexington Realty Trust (Equity Real Estate Investment Trusts)	313	3,465
LGI Homes, Inc.* (Household Durables)	25	1,994
LHC Group, Inc.* (Health Care Providers & Services)	37	5,393
Liberty Braves Group* - Class C (Entertainment)	48	1,400
Liberty Latin America, Ltd.* - Class A (Media)	60	1,001
Liberty Latin America, Ltd.* - Class C (Media)	157	2,645
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	58	492
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	95	560
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	25	2,195
Lindsay Corp. (Machinery)	12	1,200
Lithia Motors, Inc. - Class A (Specialty Retail)	25	3,391
LivaNova PLC* (Health Care Equipment & Supplies)	60	4,078
Live Oak Bancshares, Inc. (Banks)	36	629

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued
	Shares	Value
Livent Corp.* (Chemicals)	192	$1,807
LivePerson, Inc.* (Software)	85	3,486
LiveRamp Holdings, Inc.* (IT Services)	98	3,944
Loral Space & Communications, Inc.* (Media)	12	386
Louisiana-Pacific Corp. (Paper & Forest Products)	169	5,185
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	49	2,262
Lumentum Holdings, Inc.* (Communications Equipment)	109	8,258
Luminex Corp. (Life Sciences Tools & Services)	60	1,361
Luxfer Holdings PLC (Machinery)	36	574
M.D.C. Holdings, Inc. (Household Durables)	72	3,034
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	61	1,734
M/I Homes, Inc.* (Household Durables)	37	1,642
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	121	2,657
MacroGenics, Inc.* (Biotechnology)	59	546
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	12	996
Magellan Health, Inc.* (Health Care Providers & Services)	25	1,830
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	132	1,389
Malibu Boats, Inc.* (Leisure Products)	24	1,051
Mallinckrodt PLC*(a) (Pharmaceuticals)	106	487
ManTech International Corp. - Class A (IT Services)	37	2,970
Marcus & Millichap, Inc.* (Real Estate Management & Development)	37	1,310
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	60	7,213
Marten Transport, Ltd. (Road & Rail)	48	996
Masonite International Corp.* (Building Products)	37	2,779
MasTec, Inc.* (Construction & Engineering)	85	4,909
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	144	2,112
Materion Corp. (Metals & Mining)	25	1,358
Matrix Service Co.* (Energy Equipment & Services)	36	724
Matson, Inc. (Marine)	60	2,161
Matthews International Corp. - Class A (Commercial Services & Supplies)	37	1,381
MAX Holdings, Inc. (Real Estate Management & Development)	24	919
Maxar Technologies, Inc. (Aerospace & Defense)	83	1,325
MAXIMUS, Inc. (IT Services)	85	6,099
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	84	1,637
MBIA, Inc.* (Insurance)	107	969
McGrath RentCorp (Commercial Services & Supplies)	37	2,861
Medifast, Inc. (Personal Products)	12	1,160
Medpace Holdings* (Life Sciences Tools & Services)	37	3,165
Mercantile Bank Corp. (Banks)	24	786
Mercury Systems, Inc.* (Aerospace & Defense)	72	5,526
Meredith Corp. (Media)	49	1,472
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	60	1,079
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	58	571
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	73	2,659
Meritage Homes Corp.* (Household Durables)	49	3,477
Meritor, Inc.* (Machinery)	109	2,388
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	47	1,749
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	47	1,539
MGE Energy, Inc. (Electric Utilities)	49	3,917
MGP Ingredients, Inc. (Beverages)	12	409
MicroStrategy, Inc.* - Class A (Software)	12	1,824
Middlesex Water Co. (Water Utilities)	25	1,632
Midland States BanCorp, Inc. (Banks)	24	634
Minerals Technologies, Inc. (Chemicals)	49	2,652
Mirati Therapeutics, Inc.* (Biotechnology)	37	3,213
Mobile Mini, Inc. (Commercial Services & Supplies)	60	2,504
MobileIron, Inc.* (Software)	131	625
Model N, Inc.* (Software)	48	1,497
Modine Manufacturing Co.* (Auto Components)	70	492
Moelis & Co. (Capital Markets)	60	2,160
Momenta Pharmaceuticals, Inc.* (Biotechnology)	132	3,831
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	12	644
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	120	1,756
Monro, Inc. (Specialty Retail)	49	3,072
Moog, Inc. - Class A (Aerospace & Defense)	49	4,391
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	24	413
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	107	1,325
MRC Global, Inc.* (Trading Companies & Distributors)	107	1,205
MSA Safety, Inc. (Commercial Services & Supplies)	49	6,645
MSG Networks, Inc.* - Class A (Media)	84	1,278
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	25	1,267
Mueller Industries, Inc. (Machinery)	73	2,129
Mueller Water Products, Inc. - Class A (Machinery)	217	2,528
Murphy USA, Inc.* (Specialty Retail)	37	3,780
Myers Industries, Inc. (Containers & Packaging)	47	760
Myokardia, Inc.* (Pharmaceuticals)	60	4,082

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
MYR Group, Inc.* (Construction & Engineering)	24	$689
Myriad Genetics, Inc.* (Biotechnology)	97	2,682
Nabors Industries, Ltd. (Energy Equipment & Services)	471	975
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	48	1,304
Natera, Inc.* (Biotechnology)	72	2,521
National Bank Holdings Corp. (Banks)	37	1,206
National Beverage Corp.* (Beverages)	12	515
National General Holdings Corp. (Insurance)	96	2,090
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	60	5,063
National Healthcare Corp. (Health Care Providers & Services)	12	1,007
National Presto Industries, Inc. (Aerospace & Defense)	12	1,034
National Research Corp. (Health Care Providers & Services)	12	812
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	73	2,493
National Vision Holdings, Inc.* (Specialty Retail)	106	3,617
Natus Medical, Inc.* (Health Care Equipment & Supplies)	48	1,502
Navistar International Corp.* (Machinery)	73	2,673
NBT Bancorp, Inc. (Banks)	60	2,267
Neenah, Inc. (Paper & Forest Products)	25	1,666
Nelnet, Inc. - Class A (Consumer Finance)	25	1,432
Neogen Corp.* (Health Care Equipment & Supplies)	72	4,843
NeoGenomics, Inc.* (Life Sciences Tools & Services)	120	3,868
NETGEAR, Inc.* (Communications Equipment)	36	926
NetScout Systems, Inc.* (Communications Equipment)	97	2,494
Nevro Corp.* (Health Care Equipment & Supplies)	37	4,918
New Jersey Resources Corp. (Gas Utilities)	122	5,041
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	107	815
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	276	1,753
Newmark Group, Inc. (Real Estate Management & Development)	192	2,260
Newpark Resources, Inc.* (Energy Equipment & Services)	119	595
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	25	1,220
NextGen Healthcare, Inc.* (Health Care Technology)	71	984
NIC, Inc. (IT Services)	84	1,657
Nicolet Bankshares, Inc.* (Banks)	12	848
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	48	843
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	85	2,713
Noble Corp. PLC* (Energy Equipment & Services)	335	271
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	373	619
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	60	953
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	132	2,076
Northwest Natural Holding Co. (Gas Utilities)	37	2,715
NorthWestern Corp. (Multi-Utilities)	72	5,542
Novagold Resources, Inc.* (Metals & Mining)	313	2,855
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	49	4,446
Novocure, Ltd.* (Health Care Equipment & Supplies)	109	8,878
NOW, Inc.* (Trading Companies & Distributors)	143	1,431
NuVasive, Inc.* (Health Care Equipment & Supplies)	72	5,553
NV5 Global, Inc.* (Construction & Engineering)	12	745
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	434	977
Oceaneering International, Inc.* (Energy Equipment & Services)	132	1,638
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	73	1,698
Office Depot, Inc. (Specialty Retail)	736	1,634
Office Properties Income Trust (Equity Real Estate Investment Trusts)	60	2,042
OFG Bancorp (Banks)	73	1,439
Oil States International, Inc.* (Energy Equipment & Services)	84	906
Old National Bancorp (Banks)	229	4,101
Omeros Corp.* (Pharmaceuticals)	59	753
Omnicell, Inc.* (Health Care Technology)	60	4,876
ONE Gas, Inc. (Gas Utilities)	72	6,804
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	24	656
OneSpan, Inc.* (Software)	47	781
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	59	886
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	73	2,770
OPKO Health, Inc.* (Biotechnology)	458	664
Opus Bank (Banks)	24	639
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	82	578
ORBCOMM, Inc.* (Diversified Telecommunication Services)	95	341
Origin BanCorp, Inc. (Banks)	24	846
Orion Engineered Carbons SA (Chemicals)	84	1,319
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	49	3,884
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	25	1,082
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	25	2,164
Otter Tail Corp. (Electric Utilities)	49	2,624
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	25	1,735

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
P.H. Glatfelter Co. (Paper & Forest Products)	60	$1,002
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	192	897
Pacific Premier Bancorp, Inc. (Banks)	85	2,533
Pacira BioSciences, Inc.* (Pharmaceuticals)	60	2,593
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	25	1,620
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	48	966
Park National Corp. (Banks)	25	2,374
Parsons Corp.* (Aerospace & Defense)	25	1,023
Patrick Industries, Inc. (Building Products)	37	1,920
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	121	3,256
Patterson Cos., Inc. (Health Care Providers & Services)	109	2,399
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	133	2,871
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	95	642
Peapack Gladstone Financial Corp. (Banks)	24	702
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	181	4,293
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	145	4,325
Pennsylvania Real Estate Investment Trust(a) (Equity Real Estate Investment Trusts)	95	374
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	37	1,248
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	96	2,232
Peoples BanCorp, Inc. (Banks)	24	781
People's Utah BanCorp (Banks)	24	626
Perdoceo Education Corp.* (Diversified Consumer Services)	96	1,707
Perficient, Inc.* (IT Services)	49	2,435
Performance Food Group Co.* (Food & Staples Retailing)	145	7,509
Perspecta, Inc. (IT Services)	193	5,418
Petiq, Inc.* (Health Care Providers & Services)	24	714
PGT Innovations, Inc.* (Building Products)	71	1,101
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	24	569
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	83	1,061
Physicians Realty Trust (Equity Real Estate Investment Trusts)	254	4,915
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	169	3,919
Piper Sandler Cos. (Capital Markets)	25	2,061
Pitney Bowes, Inc. (Commercial Services & Supplies)	240	898
PJT Partners, Inc. - Class A (Capital Markets)	37	1,703
Plantronics, Inc. (Communications Equipment)	48	1,379
Playags, Inc.* (Hotels, Restaurants & Leisure)	34	350
Plexus Corp.* (Electronic Equipment, Instruments & Components)	37	2,631
Plug Power, Inc.*(a) (Electrical Equipment)	313	1,210
PNM Resources, Inc. (Electric Utilities)	109	5,911
PolyOne Corp. (Chemicals)	109	3,617
Portland General Electric Co. (Electric Utilities)	122	7,503
Portola Pharmaceuticals, Inc.* (Biotechnology)	85	1,087
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	85	3,655
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	37	3,614
PQ Group Holdings, Inc.* (Chemicals)	47	720
PRA Group, Inc.* (Consumer Finance)	60	2,122
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	59	695
Preferred Bank (Banks)	25	1,503
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	72	2,920
PriceSmart, Inc. (Food & Staples Retailing)	37	2,267
Primo Water Corp.* (Beverages)	47	708
Primoris Services Corp. (Construction & Engineering)	61	1,301
Principia BioPharma, Inc.* (Biotechnology)	12	632
ProAssurance Corp. (Insurance)	72	2,187
Progenics Pharmaceuticals, Inc.* (Biotechnology)	119	531
Progress Software Corp. (Software)	60	2,708
ProPetro Holding Corp.* (Energy Equipment & Services)	107	1,042
PROS Holdings, Inc.* (Software)	49	2,940
Proto Labs, Inc.* (Machinery)	37	3,830
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	85	1,939
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	25	4,189
PTC Therapeutics, Inc.* (Biotechnology)	72	3,708
Q2 Holdings, Inc.* (Software)	49	4,272
QAD, Inc. (Software)	12	617
QCR Holdings, Inc. (Banks)	25	1,028
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	324	1,027
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	72	4,095
Quaker Chemical Corp. (Chemicals)	12	1,992
Qualys, Inc.* (Software)	49	4,201
Quanex Building Products Corp. (Building Products)	48	851
Quidel Corp.* (Health Care Equipment & Supplies)	49	3,763
QuinStreet, Inc.* (Interactive Media & Services)	59	764
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	107	1,077

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
R1 RCM, Inc.* (Health Care Providers & Services)	132	$1,650
Ra Pharmaceuticals, Inc.* (Biotechnology)	47	2,203
Radian Group, Inc. (Thrifts & Mortgage Finance)	279	6,832
Radius Health, Inc.* (Biotechnology)	61	1,071
RadNet, Inc.* (Health Care Providers & Services)	60	1,354
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	144	2,285
Rapid7, Inc.* (Software)	60	3,563
Raven Industries, Inc. (Industrial Conglomerates)	47	1,474
RBC Bearings, Inc.* (Machinery)	37	5,754
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	36	588
Realogy Holdings Corp. (Real Estate Management & Development)	156	1,652
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	25	5,469
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	12	394
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	97	2,377
Redfin Corp.* (Real Estate Management & Development)	121	2,944
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	132	2,327
Regenxbio, Inc.* (Biotechnology)	49	2,133
Regis Corp.* (Diversified Consumer Services)	36	559
Renasant Corp. (Banks)	73	2,331
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	47	1,235
Rent-A-Center, Inc. (Specialty Retail)	61	1,777
Repligen Corp.* (Biotechnology)	60	6,022
Republic Bancorp, Inc. - Class A (Banks)	12	503
Resources Connection, Inc. (Professional Services)	36	548
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	157	2,601
Retail Value, Inc. (Equity Real Estate Investment Trusts)	25	822
Retrophin, Inc.* (Biotechnology)	59	912
Revance Therapeutics, Inc.* (Pharmaceuticals)	59	1,320
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	145	6,988
Rexnord Corp.* (Machinery)	145	4,734
RH* (Specialty Retail)	25	5,219
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	37	649
Rite Aid Corp.*(a) (Food & Staples Retailing)	70	837
RLI Corp. (Insurance)	49	4,556
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	229	3,563
Rocket Pharmaceuticals, Inc.* (Biotechnology)	35	717
Rogers Corp.* (Electronic Equipment, Instruments & Components)	25	2,944
Rosetta Stone, Inc.* (Entertainment)	23	394
RPC, Inc. (Energy Equipment & Services)	82	371
RPT Realty (Equity Real Estate Investment Trusts)	107	1,493
Rubius Therapeutics, Inc.* (Biotechnology)	47	367
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	37	1,591
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	37	759
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	60	5,102
S&T Bancorp, Inc. (Banks)	49	1,842
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	241	5,182
Safety Insurance Group, Inc. (Insurance)	25	2,302
Saia, Inc.* (Road & Rail)	37	3,224
SailPoint Technologies Holding, Inc.* (Software)	121	3,036
Sally Beauty Holdings, Inc.* (Specialty Retail)	169	2,594
Sanderson Farms, Inc. (Food Products)	25	3,442
Sandy Spring Bancorp, Inc. (Banks)	49	1,705
Sangamo Therapeutics, Inc.* (Biotechnology)	155	1,136
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	97	3,088
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	12	593
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	37	1,291
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	37	595
Scholastic Corp. (Media)	37	1,219
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	37	1,296
Science Applications International Corp. (IT Services)	85	7,459
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	73	1,813
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	62	1,447
Seacoast Banking Corp.* (Banks)	73	1,982
SEACOR Holdings, Inc.* (Energy Equipment & Services)	25	940
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	73	2,516
Select Energy Services, Inc.* (Energy Equipment & Services)	82	571
Select Medical Holdings Corp.* (Health Care Providers & Services)	144	3,289
Selective Insurance Group, Inc. (Insurance)	85	5,630
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	85	4,096
Sensient Technologies Corp. (Chemicals)	60	3,585
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	49	1,799
ServisFirst Bancshares, Inc. (Banks)	60	2,205
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	107	1,417
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	37	2,496

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	60	$2,421
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	25	1,083
Signet Jewelers, Ltd. (Specialty Retail)	72	1,750
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	60	5,899
Simmons First National Corp. - Class A (Banks)	121	2,902
Simply Good Foods Co.* (Food Products)	97	2,228
Simpson Manufacturing Co., Inc. (Building Products)	60	4,960
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	60	5,792
SJW Corp. (Water Utilities)	37	2,714
Skyline Corp.* (Household Durables)	73	2,099
SkyWest, Inc. (Airlines)	72	3,972
Sleep Number Corp.* (Specialty Retail)	37	1,909
SM Energy Co. (Oil, Gas & Consumable Fuels)	155	1,423
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	35	404
Sonic Automotive, Inc. - Class A (Specialty Retail)	37	1,170
Sonos, Inc.* (Household Durables)	96	1,317
South Jersey Industries, Inc. (Gas Utilities)	121	3,727
South State Corp. (Banks)	49	3,705
Southside Bancshares, Inc. (Banks)	47	1,649
Southwest Gas Holdings, Inc. (Gas Utilities)	72	5,437
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	737	1,157
SP Plus Corp.* (Commercial Services & Supplies)	37	1,547
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	143	362
Spire, Inc. (Gas Utilities)	72	6,071
Spirit Airlines, Inc.* (Airlines)	98	4,025
SPS Commerce, Inc.* (Software)	49	2,785
SPX Corp.* (Machinery)	60	2,944
SPX FLOW, Inc.* (Machinery)	60	2,624
STAAR Surgical Co.* (Health Care Equipment & Supplies)	60	2,018
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	169	5,449
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	25	1,863
Standard Motor Products, Inc. (Auto Components)	25	1,215
Standex International Corp. (Machinery)	12	877
State Auto Financial Corp. (Insurance)	25	753
Steelcase, Inc. - Class A (Commercial Services & Supplies)	120	2,233
Stemline Therapeutics, Inc.* (Biotechnology)	47	312
Stepan Co. (Chemicals)	25	2,466
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	122	4,704
Stewart Information Services Corp. (Insurance)	37	1,545
Stifel Financial Corp. (Capital Markets)	98	6,339
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	61	1,397
Stock Yards BanCorp, Inc. (Banks)	25	969
Stoneridge, Inc.* (Auto Components)	37	1,031
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	72	1,295
Strategic Education, Inc. (Diversified Consumer Services)	25	4,057
Sturm, Ruger & Co., Inc. (Leisure Products)	25	1,238
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	144	1,597
Summit Materials, Inc.* - Class A (Construction Materials)	156	3,427
SunCoke Energy, Inc. (Metals & Mining)	119	700
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	82	699
Sunrun, Inc.* (Electrical Equipment)	144	2,452
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	314	3,982
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	73	1,670
Surmodics, Inc.* (Health Care Equipment & Supplies)	12	473
SVMK, Inc.* (Software)	109	1,924
Sykes Enterprises, Inc.* (IT Services)	49	1,646
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	49	3,268
Syneos Health, Inc.* (Life Sciences Tools & Services)	85	5,215
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	25	1,452
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	25	1,405
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	24	527
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	72	5,475
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	120	1,756
Taylor Morrison Home Corp.* - Class A (Household Durables)	145	3,753
Team, Inc.* (Commercial Services & Supplies)	36	490
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	49	7,052
TechTarget, Inc.* (Media)	36	914
TEGNA, Inc. (Media)	290	4,901
Teladoc Health, Inc.* (Health Care Technology)	98	9,967
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	131	920
Tenable Holdings, Inc.* (Software)	48	1,308
Tenet Healthcare Corp.* (Health Care Providers & Services)	145	4,588
Tennant Co. (Machinery)	25	1,931
Tenneco, Inc. (Auto Components)	71	672
Terex Corp. (Machinery)	85	2,155
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	96	1,737

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	85	$4,867
Tetra Tech, Inc. (Commercial Services & Supplies)	72	6,163
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	98	6,125
TG Therapeutics, Inc.* (Biotechnology)	107	1,520
The Andersons, Inc. (Food & Staples Retailing)	48	1,086
The Bancorp, Inc.* (Banks)	70	828
The Boston Beer Co, Inc.* - Class A (Beverages)	12	4,276
The Brink's Co. (Commercial Services & Supplies)	72	6,062
The Buckle, Inc. (Specialty Retail)	36	879
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	60	2,304
The Children's Place, Inc. (Specialty Retail)	25	1,492
The E.W. Scripps Co. - Class A (Media)	71	862
The Ensign Group, Inc. (Health Care Providers & Services)	72	3,254
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	157	2,481
The Greenbrier Cos., Inc. (Machinery)	48	1,156
The Manitowoc Co., Inc.* (Machinery)	47	679
The Marcus Corp. (Entertainment)	37	1,079
The Michaels Cos., Inc.* (Specialty Retail)	119	587
The Providence Service Corp.* (Health Care Providers & Services)	12	778
The St Joe Co.* (Real Estate Management & Development)	48	1,008
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	265	596
Theravance Biopharma, Inc.* (Pharmaceuticals)	60	1,673
Thermon Group Holdings, Inc.* (Electrical Equipment)	48	1,138
Third Point Reinsurance, Ltd.* (Insurance)	95	1,035
Tidewater, Inc.* (Energy Equipment & Services)	47	713
Tivity Health, Inc.* (Health Care Providers & Services)	61	1,320
TiVo Corp. (Software)	167	1,216
Tompkins Financial Corp. (Banks)	25	2,152
Tootsie Roll Industries, Inc.(a) (Food Products)	25	853
TopBuild Corp.* (Household Durables)	49	5,611
TowneBank (Banks)	85	2,257
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	73	1,494
TPI Composites, Inc.* (Electrical Equipment)	36	747
Tredegar Corp. (Chemicals)	37	753
Trex Co., Inc.* (Building Products)	85	8,350
TRI Pointe Group, Inc.* (Household Durables)	192	3,122
Tricida, Inc.* (Pharmaceuticals)	25	882
TriCo Bancshares (Banks)	37	1,347
TriMas Corp.* (Machinery)	61	1,753
TriNet Group, Inc.* (Professional Services)	60	3,424
Trinseo SA (Chemicals)	60	1,723
Triple-S Management Corp.* (Health Care Providers & Services)	25	441
Tristate Capital Holdings, Inc.* (Banks)	36	828
Triton International, Ltd. (Trading Companies & Distributors)	72	2,704
Triumph Bancorp, Inc.* (Banks)	37	1,442
Triumph Group, Inc. (Aerospace & Defense)	73	1,491
Tronox Holdings PLC - Class A (Chemicals)	132	1,117
TrueBlue, Inc.* (Professional Services)	48	1,052
TrueCar, Inc.* (Interactive Media & Services)	142	525
Trupanion, Inc.* (Insurance)	37	1,181
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	132	1,047
Trustmark Corp. (Banks)	85	2,718
TTEC Holdings, Inc. (IT Services)	25	993
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	132	1,899
Tucows, Inc.* (IT Services)	12	723
Tupperware Brands Corp. (Household Durables)	59	369
Tutor Perini Corp.* (Construction & Engineering)	47	529
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	24	640
Twist Bioscience Corp.* (Biotechnology)	24	596
U.S. Concrete, Inc.* (Construction Materials)	25	890
U.S. Ecology, Inc. (Commercial Services & Supplies)	25	1,350
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	12	1,406
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	95	488
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	48	1,104
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	72	3,784
UMB Financial Corp. (Banks)	60	3,988
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	47	743
UniFirst Corp. (Commercial Services & Supplies)	25	5,098
Unisys Corp.* (IT Services)	70	680
Unit Corp.* (Energy Equipment & Services)	70	28
United Bankshares, Inc. (Banks)	134	4,596
United Community Banks, Inc. (Banks)	109	3,043
United Fire Group, Inc. (Insurance)	25	1,107
United Natural Foods, Inc.* (Food & Staples Retailing)	70	504
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	252	1,595
Unitil Corp. (Multi-Utilities)	25	1,542
Universal Corp. (Tobacco)	37	1,967
Universal Electronics, Inc.* (Household Durables)	25	1,238
Universal Forest Products, Inc. (Building Products)	85	4,072
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	12	1,480

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Universal Insurance Holdings, Inc. (Insurance)	36	$876
Univest Financial Corp. (Banks)	36	894
Upland Software, Inc.* (Software)	37	1,444
Upwork, Inc.* (Professional Services)	70	643
Urban Edge Properties (Equity Real Estate Investment Trusts)	157	2,887
Urogen Pharma, Ltd.* (Biotechnology)	25	735
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	36	816
USANA Health Sciences, Inc.* (Personal Products)	25	1,543
Valley National Bancorp (Banks)	520	5,476
Vanda Pharmaceuticals, Inc.* (Biotechnology)	71	905
Varex Imaging Corp.* (Health Care Equipment & Supplies)	48	1,327
Varonis Systems, Inc.* (Software)	37	3,095
Vector Group, Ltd. (Tobacco)	150	1,971
Vectrus, Inc.* (Aerospace & Defense)	12	669
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	58	740
Veracyte, Inc.* (Biotechnology)	61	1,601
Vericel Corp.* (Biotechnology)	60	984
Verint Systems, Inc.* (Software)	85	4,930
Veritex Holdings, Inc. (Banks)	73	2,067
Verra Mobility Corp.* - Class C (IT Services)	132	2,103
Verso Corp.* - Class A (Paper & Forest Products)	47	792
Viad Corp. (Commercial Services & Supplies)	25	1,625
Viavi Solutions, Inc.* (Communications Equipment)	314	4,427
Vicor Corp.* (Electrical Equipment)	24	1,201
ViewRay, Inc.* (Health Care Equipment & Supplies)	95	296
Viking Therapeutics, Inc.*(a) (Biotechnology)	82	515
Virtus Investment Partners, Inc. (Capital Markets)	12	1,476
Virtusa Corp.* (IT Services)	37	1,541
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	182	3,693
Vista Outdoor, Inc.* (Leisure Products)	70	520
Visteon Corp.* (Auto Components)	37	2,953
Vocera Communications, Inc.* (Health Care Technology)	37	815
Vonage Holdings Corp.* (Diversified Telecommunication Services)	301	2,670
Voyager Therapeutics, Inc.* (Biotechnology)	36	397
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	131	542
Wabash National Corp. (Machinery)	71	824
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	96	1,534
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	37	2,456
Warrior Met Coal, Inc. (Metals & Mining)	73	1,377
Washington Federal, Inc. (Thrifts & Mortgage Finance)	109	3,706
Washington Prime Group, Inc.(a) (Equity Real Estate Investment Trusts)	252	759
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	109	3,318
Washington Trust BanCorp, Inc. (Banks)	25	1,183
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	36	630
Watford Holdings, Ltd.* (Insurance)	24	524
Watts Water Technologies, Inc. - Class A (Machinery)	37	3,689
WaVe Life Sciences, Ltd.*(a) (Pharmaceuticals)	37	263
WD-40 Co. (Household Products)	25	4,670
Welbilt, Inc.* (Machinery)	182	2,746
Werner Enterprises, Inc. (Road & Rail)	60	2,212
WesBanco, Inc. (Banks)	85	2,815
Westamerica Bancorp (Banks)	37	2,344
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	58	615
Whitestone REIT (Equity Real Estate Investment Trusts)	47	616
Whiting Petroleum Corp.*(a) (Oil, Gas & Consumable Fuels)	119	540
William Lyon Homes* - Class A (Household Durables)	48	1,113
Willscot Corp.* (Construction & Engineering)	71	1,338
Wingstop, Inc. (Hotels, Restaurants & Leisure)	37	3,432
Winnebago Industries, Inc. (Automobiles)	37	2,026
WisdomTree Investments, Inc. (Capital Markets)	179	754
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	122	3,852
Workiva, Inc.* (Software)	49	2,229
World Acceptance Corp.* (Consumer Finance)	12	1,038
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	85	3,324
Worthington Industries, Inc. (Metals & Mining)	49	1,802
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	169	5,094
WSFS Financial Corp. (Thrifts & Mortgage Finance)	72	2,872
WW International, Inc.* (Diversified Consumer Services)	60	1,979
Xencor, Inc.* (Biotechnology)	60	2,036
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	157	2,934
Xperi Corp. (Semiconductors & Semiconductor Equipment)	72	1,158
Yelp, Inc.* (Interactive Media & Services)	98	3,195
Yeti Holdings, Inc.* (Leisure Products)	49	1,782
Yext, Inc.* (Software)	121	1,808
Y-mAbs Therapeutics, Inc.* (Biotechnology)	24	792
York Water Co. (Water Utilities)	12	568
ZIOPHARM Oncology, Inc.*(a) (Biotechnology)	217	855
ZixCorp.* (Software)	70	473
Zogenix, Inc.* (Pharmaceuticals)	60	3,022

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Zumiez, Inc.* (Specialty Retail)	24	$748
Zuora, Inc.* - Class A (Software)	120	1,770
TOTAL COMMON STOCKS
(Cost $1,498,466)		2,473,167

Contingent Right (NM)
A. Schulman, Inc.*+(b) (Chemicals)	204	107
TOTAL CONTINGENT RIGHT
(Cost $408)		107

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$-
TOTAL TRUST (Cost $-)		-

Repurchase Agreements (c)(d) (41.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%-1.51%, dated 1/31/20, due 2/3/20, total to be received $1,680,204	$1,680,000	$1,680,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,680,000)		1,680,000

Collateral for Securities Loaned (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.57%(e)	7,626	$7,626
Invesco Government & Agency Portfolio - Institutional Shares, 1.58%(e)	2,337	2,337
Fidelity Investments Money Market Government Portfolio - Class I, 1.58%(e)	7,255	7,255
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $17,218)		17,218
TOTAL INVESTMENT SECURITIES
(Cost $3,196,092) - 103.8%		4,170,492
Net other assets (liabilities) - (3.8)%		(155,324)
NET ASSETS - 100.0%		$4,015,168

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2020, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $15,906.
(b)	No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $342,000.
(d)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	9	3/23/20	$726,570	$(15,359)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/20	1.84%	$153,949	$27,438
Russell 2000 Index	UBS AG	2/27/20	1.59%	661,093	(15,353)
				$815,042	$12,085

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Small-Cap ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$37,659	0.9%
Air Freight & Logistics	8,276	0.2%
Airlines	11,714	0.3%
Auto Components	28,548	0.7%
Automobiles	2,026	0.1%
Banks	229,601	5.6%
Beverages	9,158	0.2%
Biotechnology	151,386	3.7%
Building Products	44,777	1.1%
Capital Markets	38,865	1.0%
Chemicals	46,446	1.2%
Commercial Services & Supplies	74,207	1.8%
Communications Equipment	28,666	0.7%
Construction & Engineering	26,172	0.7%
Construction Materials	4,317	0.1%
Consumer Finance	15,931	0.4%
Containers & Packaging	2,256	0.1%
Distributors	1,776	NM
Diversified Consumer Services	23,102	0.6%
Diversified Financial Services	6,543	0.2%
Diversified Telecommunication Services	14,015	0.3%
Electric Utilities	30,051	0.7%
Electrical Equipment	29,503	0.7%
Electronic Equipment, Instruments & Components	66,645	1.7%
Energy Equipment & Services	18,049	0.4%
Entertainment	5,451	0.1%
Equity Real Estate Investment Trusts	183,115	4.6%
Food & Staples Retailing	17,834	0.4%
Food Products	31,733	0.8%
Gas Utilities	32,200	0.8%
Health Care Equipment & Supplies	98,179	2.4%
Health Care Providers & Services	56,002	1.4%
Health Care Technology	28,077	0.7%
Hotels, Restaurants & Leisure	70,880	1.8%
Household Durables	51,205	1.3%
Household Products	6,498	0.2%
Independent Power and Renewable Electricity Producers	11,881	0.3%
Industrial Conglomerates	1,474	NM
Insurance	57,439	1.4%
Interactive Media & Services	10,673	0.3%
Internet & Direct Marketing Retail	7,741	0.2%
IT Services	59,346	1.5%
Leisure Products	9,328	0.2%
Life Sciences Tools & Services	17,893	0.4%
Machinery	98,742	2.5%
Marine	2,161	0.1%
Media	18,789	0.5%
Metals & Mining	30,054	0.7%
Mortgage Real Estate Investment Trusts	35,071	0.9%
Multiline Retail	2,028	0.1%
Multi-Utilities	18,464	0.5%
Oil, Gas & Consumable Fuels	37,601	0.9%
Paper & Forest Products	11,642	0.3%
Personal Products	6,315	0.2%
Pharmaceuticals	43,247	1.1%
Professional Services	39,848	1.0%
Real Estate Management & Development	18,979	0.5%
Road & Rail	13,224	0.3%
Semiconductors & Semiconductor Equipment	71,514	1.8%
Software	122,914	3.1%
Specialty Retail	59,928	1.5%
Technology Hardware, Storage & Peripherals	4,203	0.1%
Textiles, Apparel & Luxury Goods	25,329	0.6%
Thrifts & Mortgage Finance	51,675	1.3%
Tobacco	3,938	0.1%
Trading Companies & Distributors	35,490	0.9%
Water Utilities	12,407	0.3%
Wireless Telecommunication Services	3,073	0.1%
Other **	1,541,894	38.4%
Total	$4,015,168	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (63.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,139	$339,374
A.O. Smith Corp. (Building Products)	510	21,772
Abbott Laboratories (Health Care Equipment & Supplies)	6,572	572,684
AbbVie, Inc. (Biotechnology)	5,499	445,529
ABIOMED, Inc.* (Health Care Equipment & Supplies)	167	31,110
Accenture PLC - Class A (IT Services)	2,361	484,501
Activision Blizzard, Inc. (Entertainment)	2,857	167,077
Adobe, Inc.* (Software)	1,800	632,052
Advance Auto Parts, Inc. (Specialty Retail)	258	33,992
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,143	194,721
Aflac, Inc. (Insurance)	2,729	140,735
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,151	95,027
Air Products & Chemicals, Inc. (Chemicals)	819	195,502
Akamai Technologies, Inc.* (IT Services)	601	56,103
Alaska Air Group, Inc. (Airlines)	458	29,582
Albemarle Corp. (Chemicals)	395	31,711
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	429	70,013
Alexion Pharmaceuticals, Inc.* (Biotechnology)	822	81,699
Align Technology, Inc.* (Health Care Equipment & Supplies)	267	68,646
Allegion PLC (Building Products)	345	44,615
Allergan PLC (Pharmaceuticals)	1,221	227,887
Alliance Data Systems Corp. (IT Services)	152	15,624
Alliant Energy Corp. (Electric Utilities)	893	53,008
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,115	1,597,550
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,111	1,593,430
Altria Group, Inc. (Tobacco)	6,948	330,238
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,549	3,111,507
Amcor PLC (Containers & Packaging)	6,022	63,773
Ameren Corp. (Multi-Utilities)	915	75,076
American Airlines Group, Inc. (Airlines)	1,449	38,891
American Electric Power Co., Inc. (Electric Utilities)	1,837	191,452
American Express Co. (Consumer Finance)	2,495	324,025
American International Group, Inc. (Insurance)	3,236	162,641
American Tower Corp. (Equity Real Estate Investment Trusts)	1,647	381,676
American Water Works Co., Inc. (Water Utilities)	672	91,526
Ameriprise Financial, Inc. (Capital Markets)	471	77,908
AmerisourceBergen Corp. (Health Care Providers & Services)	559	47,828
AMETEK, Inc. (Electrical Equipment)	851	82,675
Amgen, Inc. (Biotechnology)	2,210	477,470
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,102	109,616
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,370	150,358
ANSYS, Inc.* (Software)	318	87,237
Anthem, Inc. (Health Care Providers & Services)	943	250,159
Aon PLC (Insurance)	871	191,838
Apache Corp. (Oil, Gas & Consumable Fuels)	1,398	38,361
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	554	29,201
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,531	4,807,000
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,435	199,196
Aptiv PLC (Auto Components)	949	80,465
Archer-Daniels-Midland Co. (Food Products)	2,070	92,653
Arconic, Inc. (Aerospace & Defense)	1,440	43,128
Arista Networks, Inc.* (Communications Equipment)	202	45,115
Arthur J. Gallagher & Co. (Insurance)	694	71,184
Assurant, Inc. (Insurance)	224	29,245
AT&T, Inc. (Diversified Telecommunication Services)	27,165	1,021,947
Atmos Energy Corp. (Gas Utilities)	444	51,961
Autodesk, Inc.* (Software)	818	161,023
Automatic Data Processing, Inc. (IT Services)	1,610	275,938
AutoZone, Inc.* (Specialty Retail)	89	94,158
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	520	112,679
Avery Dennison Corp. (Containers & Packaging)	310	40,684
Baker Hughes Co. - Class A (Energy Equipment & Services)	2,415	52,309
Ball Corp. (Containers & Packaging)	1,216	87,771
Bank of America Corp. (Banks)	30,103	988,282
Baxter International, Inc. (Health Care Equipment & Supplies)	1,898	169,340
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,006	276,831
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	7,274	1,632,504
Best Buy Co., Inc. (Specialty Retail)	847	71,732
Biogen, Inc.* (Biotechnology)	671	180,398
BlackRock, Inc. - Class A (Capital Markets)	439	231,507
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	156	285,566
BorgWarner, Inc. (Auto Components)	768	26,335
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	535	76,692
Boston Scientific Corp.* (Health Care Equipment & Supplies)	5,183	217,012
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,718	548,798
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,474	449,806
Broadridge Financial Solutions, Inc. (IT Services)	427	50,877

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Brown-Forman Corp. - Class B (Beverages)	677	$45,792
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	503	36,327
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,514	21,332
Cadence Design Systems, Inc.* (Software)	1,044	75,283
Campbell Soup Co. (Food Products)	628	30,389
Capital One Financial Corp. (Consumer Finance)	1,733	172,953
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	565	16,927
Cardinal Health, Inc. (Health Care Providers & Services)	1,088	55,716
CarMax, Inc.* (Specialty Retail)	612	59,388
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,489	64,816
Caterpillar, Inc. (Machinery)	2,055	269,925
CBOE Global Markets, Inc. (Capital Markets)	412	50,767
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,245	76,007
CDW Corp. (Electronic Equipment, Instruments & Components)	533	69,530
Celanese Corp. (Chemicals)	450	46,575
Centene Corp.* (Health Care Providers & Services)	2,169	136,239
CenterPoint Energy, Inc. (Multi-Utilities)	1,868	49,465
CenturyLink, Inc. (Diversified Telecommunication Services)	3,646	49,804
Cerner Corp. (Health Care Technology)	1,167	83,826
CF Industries Holdings, Inc. (Chemicals)	808	32,546
Charter Communications, Inc.* - Class A (Media)	582	301,162
Chevron Corp. (Oil, Gas & Consumable Fuels)	7,032	753,409
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	96	83,209
Chubb, Ltd. (Insurance)	1,686	256,255
Church & Dwight Co., Inc. (Household Products)	911	67,614
Cigna Corp. (Health Care Providers & Services)	1,389	267,216
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	379	16,634
Cincinnati Financial Corp. (Insurance)	565	59,297
Cintas Corp. (Commercial Services & Supplies)	312	87,039
Cisco Systems, Inc. (Communications Equipment)	15,775	725,177
Citigroup, Inc. (Banks)	8,118	604,060
Citizens Financial Group, Inc. (Banks)	1,616	60,244
Citrix Systems, Inc. (Software)	455	55,155
CME Group, Inc. (Capital Markets)	1,334	289,624
CMS Energy Corp. (Multi-Utilities)	1,055	72,278
Cognizant Technology Solutions Corp. (IT Services)	2,036	124,970
Colgate-Palmolive Co. (Household Products)	3,187	235,137
Comcast Corp. - Class A (Media)	16,881	729,090
Comerica, Inc. (Banks)	536	32,782
Conagra Brands, Inc. (Food Products)	1,810	59,585
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	748	56,683
ConocoPhillips (Oil, Gas & Consumable Fuels)	4,080	242,475
Consolidated Edison, Inc. (Multi-Utilities)	1,236	116,184
Constellation Brands, Inc. - Class A (Beverages)	622	117,123
Copart, Inc.* (Commercial Services & Supplies)	761	77,211
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,859	76,307
Corteva, Inc. (Chemicals)	2,781	80,427
Costco Wholesale Corp. (Food & Staples Retailing)	1,643	501,969
Coty, Inc. - Class A (Personal Products)	1,095	11,235
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,545	231,503
CSX Corp. (Road & Rail)	2,892	220,775
Cummins, Inc. (Machinery)	570	91,183
CVS Health Corp. (Health Care Providers & Services)	4,838	328,113
D.R. Horton, Inc. (Household Durables)	1,247	73,822
Danaher Corp. (Health Care Equipment & Supplies)	2,377	382,388
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	456	53,092
DaVita, Inc.* (Health Care Providers & Services)	334	26,677
Deere & Co. (Machinery)	1,172	185,856
Delta Air Lines, Inc. (Airlines)	2,140	119,284
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	827	46,312
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,438	31,233
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	600	44,640
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	777	95,563
Discover Financial Services (Consumer Finance)	1,166	87,602
Discovery, Inc.* (Media)	587	17,176
Discovery, Inc.* - Class C (Media)	1,247	34,629
Dish Network Corp.* - Class A (Media)	947	34,812
Dollar General Corp. (Multiline Retail)	946	145,126
Dollar Tree, Inc.* (Multiline Retail)	880	76,622
Dominion Energy, Inc. (Multi-Utilities)	3,060	262,394
Dover Corp. (Machinery)	540	61,479
Dow, Inc. (Chemicals)	2,757	127,015
DTE Energy Co. (Multi-Utilities)	714	94,684
Duke Energy Corp. (Electric Utilities)	2,712	264,773
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,367	49,636
DuPont de Nemours, Inc. (Chemicals)	2,755	141,001
DXC Technology Co. (IT Services)	951	30,318
E*TRADE Financial Corp. (Capital Markets)	840	35,801
Eastman Chemical Co. (Chemicals)	506	36,063
Eaton Corp. PLC (Electrical Equipment)	1,537	145,200

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares		Value
eBay, Inc. (Internet & Direct Marketing Retail)	2,844		$95,445
Ecolab, Inc. (Chemicals)	932		182,775
Edison International (Electric Utilities)	1,335		102,194
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	776		170,611
Electronic Arts, Inc.* (Entertainment)	1,086		117,201
Eli Lilly & Co. (Pharmaceuticals)	3,142		438,749
Emerson Electric Co. (Electrical Equipment)	2,264		162,170
Entergy Corp. (Electric Utilities)	740		97,325
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	2,163		157,704
Equifax, Inc. (Professional Services)	451		67,605
Equinix, Inc. (Equity Real Estate Investment Trusts)	317		186,944
Equity Residential (Equity Real Estate Investment Trusts)	1,299		107,921
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	247		76,511
Everest Re Group, Ltd. (Insurance)	151		41,762
Evergy, Inc. (Electric Utilities)	848		61,192
Eversource Energy (Electric Utilities)	1,204		111,298
Exelon Corp. (Electric Utilities)	3,615		172,038
Expedia Group, Inc. (Internet & Direct Marketing Retail)	520		56,394
Expeditors International of Washington, Inc. (Air Freight & Logistics)	633		46,234
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	482		53,348
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	15,734		977,397
F5 Networks, Inc.* (Communications Equipment)	225		27,477
Facebook, Inc.* - Class A (Interactive Media & Services)	8,949		1,806,893
Fastenal Co. (Trading Companies & Distributors)	2,131		74,329
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	260		32,505
FedEx Corp. (Air Freight & Logistics)	893		129,164
Fidelity National Information Services, Inc. (IT Services)	2,286		328,407
Fifth Third Bancorp (Banks)	2,638		75,051
First Horizon National Corp. (Banks)	–	†	4
First Republic Bank (Banks)	627		69,522
FirstEnergy Corp. (Electric Utilities)	2,010		102,088
Fiserv, Inc.* (IT Services)	2,124		251,928
FleetCor Technologies, Inc.* (IT Services)	323		101,819
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	498		25,667
Flowserve Corp. (Machinery)	487		22,733
FMC Corp. (Chemicals)	483		46,170
Ford Motor Co. (Automobiles)	14,476		127,678
Fortinet, Inc.* (Software)	528		60,910
Fortive Corp. (Machinery)	1,099		82,348
Fortune Brands Home & Security, Inc. (Building Products)	518		35,592
Fox Corp. - Class A (Media)	1,318		48,871
Fox Corp. - Class B (Media)	603		21,907
Franklin Resources, Inc. (Capital Markets)	1,036		26,211
Freeport-McMoRan, Inc. (Metals & Mining)	5,392		59,851
Garmin, Ltd. (Household Durables)	538		52,159
Gartner, Inc.* (IT Services)	333		53,540
General Dynamics Corp. (Aerospace & Defense)	871		152,808
General Electric Co. (Industrial Conglomerates)	32,473		404,289
General Mills, Inc. (Food Products)	2,248		117,391
General Motors Co. (Automobiles)	4,675		156,099
Genuine Parts Co. (Distributors)	540		50,528
Gilead Sciences, Inc. (Biotechnology)	4,706		297,419
Global Payments, Inc. (IT Services)	1,118		218,513
Globe Life, Inc. (Insurance)	371		38,680
H&R Block, Inc. (Diversified Consumer Services)	724		16,797
Halliburton Co. (Energy Equipment & Services)	3,263		71,166
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,342		18,466
Harley-Davidson, Inc. (Automobiles)	573		19,138
Hartford Financial Services Group, Inc. (Insurance)	1,340		79,435
Hasbro, Inc. (Leisure Products)	473		48,185
HCA Healthcare, Inc. (Health Care Providers & Services)	983		136,440
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	1,839		66,186
Helmerich & Payne, Inc. (Energy Equipment & Services)	403		16,342
Henry Schein, Inc.* (Health Care Providers & Services)	545		37,572
Hess Corp. (Oil, Gas & Consumable Fuels)	963		54,477
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	4,810		67,003
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,049		113,082
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	552		24,796
Hologic, Inc.* (Health Care Equipment & Supplies)	997		53,359
Honeywell International, Inc. (Industrial Conglomerates)	2,657		460,245
Hormel Foods Corp. (Food Products)	1,034		48,867
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,664		43,530
HP, Inc. (Technology Hardware, Storage & Peripherals)	5,508		117,431
Humana, Inc. (Health Care Providers & Services)	493		165,766
Huntington Bancshares, Inc. (Banks)	3,837		52,068
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	152		39,672
IDEX Corp. (Machinery)	283		46,370
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	319		86,452
IHS Markit, Ltd.* (Professional Services)	1,491		117,580
Illinois Tool Works, Inc. (Machinery)	1,088		190,379

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Illumina, Inc.* (Life Sciences Tools & Services)	546	$158,378
Incyte Corp.* (Biotechnology)	665	48,592
Ingersoll-Rand PLC (Machinery)	891	118,708
Intel Corp. (Semiconductors & Semiconductor Equipment)	16,177	1,034,195
Intercontinental Exchange, Inc. (Capital Markets)	2,070	206,462
International Business Machines Corp. (IT Services)	3,293	473,303
International Flavors & Fragrances, Inc.(a) (Chemicals)	397	52,051
International Paper Co. (Containers & Packaging)	1,458	59,370
Intuit, Inc. (Software)	969	271,688
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	430	240,705
Invesco, Ltd. (Capital Markets)	1,382	23,909
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	132	16,852
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	671	104,173
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,068	33,759
J.B. Hunt Transport Services, Inc. (Road & Rail)	317	34,214
Jack Henry & Associates, Inc. (IT Services)	287	42,918
Jacobs Engineering Group, Inc. (Construction & Engineering)	504	46,635
Johnson & Johnson (Pharmaceuticals)	9,786	1,456,843
Johnson Controls International PLC (Building Products)	2,868	113,143
JPMorgan Chase & Co. (Banks)	11,665	1,543,980
Juniper Networks, Inc. (Communications Equipment)	1,243	28,514
Kansas City Southern Industries, Inc. (Road & Rail)	369	62,247
Kellogg Co. (Food Products)	926	63,162
KeyCorp (Banks)	3,660	68,479
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	697	64,814
Kimberly-Clark Corp. (Household Products)	1,274	182,488
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,568	29,870
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	7,242	151,141
KLA Corp. (Semiconductors & Semiconductor Equipment)	586	97,124
Kohl's Corp. (Multiline Retail)	581	24,838
L Brands, Inc. (Specialty Retail)	861	19,941
L3Harris Technologies, Inc. (Aerospace & Defense)	821	181,712
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	361	63,319
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	539	160,735
Lamb Weston Holding, Inc. (Food Products)	544	49,673
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	1,255	81,964
Leggett & Platt, Inc. (Household Durables)	489	23,272
Leidos Holdings, Inc. (IT Services)	495	49,733
Lennar Corp. - Class A (Household Durables)	1,040	69,014
Lincoln National Corp. (Insurance)	738	40,206
Linde PLC (Chemicals)	1,998	405,853
Live Nation Entertainment, Inc.* (Entertainment)	524	35,716
LKQ Corp.* (Distributors)	1,139	37,228
Lockheed Martin Corp. (Aerospace & Defense)	923	395,155
Loews Corp. (Insurance)	950	48,878
Lowe's Cos., Inc. (Specialty Retail)	2,849	331,168
LyondellBasell Industries N.V. - Class A (Chemicals)	955	74,356
M&T Bank Corp. (Banks)	491	82,743
Macy's, Inc. (Multiline Retail)	1,146	18,279
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,971	33,780
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,414	131,563
MarketAxess Holdings, Inc. (Capital Markets)	141	49,939
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,010	141,392
Marsh & McLennan Cos., Inc. (Insurance)	1,876	209,849
Martin Marietta Materials, Inc. (Construction Materials)	232	61,202
Masco Corp. (Building Products)	1,056	50,181
MasterCard, Inc. - Class A (IT Services)	3,301	1,042,917
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,006	60,481
McCormick & Co., Inc. (Food Products)	458	74,823
McDonald's Corp. (Hotels, Restaurants & Leisure)	2,802	599,544
McKesson Corp. (Health Care Providers & Services)	670	95,549
Medtronic PLC (Health Care Equipment & Supplies)	4,984	575,353
Merck & Co., Inc. (Pharmaceuticals)	9,467	808,860
MetLife, Inc. (Insurance)	2,906	144,457
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	90	68,146
MGM Resorts International (Hotels, Restaurants & Leisure)	1,914	59,449
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	888	86,562
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,116	218,518
Microsoft Corp. (Software)	28,369	4,829,256
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	423	58,040
Mohawk Industries, Inc.* (Household Durables)	221	29,101
Molson Coors Beverage Co. - Class B (Beverages)	699	38,850

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Mondelez International, Inc. - Class A (Food Products)	5,355	$307,270
Monster Beverage Corp.* (Beverages)	1,419	94,505
Moody's Corp. (Capital Markets)	603	154,844
Morgan Stanley (Capital Markets)	4,575	239,090
Motorola Solutions, Inc. (Communications Equipment)	637	112,749
MSCI, Inc. - Class A (Capital Markets)	315	90,027
Mylan N.V.* (Pharmaceuticals)	1,916	41,041
Nasdaq, Inc. (Capital Markets)	427	49,728
National Oilwell Varco, Inc. (Energy Equipment & Services)	1,434	29,555
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	849	45,337
Netflix, Inc.* (Entertainment)	1,630	562,497
Newell Brands, Inc. (Household Durables)	1,414	27,615
Newmont Corp. (Metals & Mining)	3,047	137,298
News Corp. - Class A (Media)	1,441	19,626
News Corp. - Class B (Media)	450	6,287
NextEra Energy, Inc. (Electric Utilities)	1,817	487,319
Nielsen Holdings PLC (Professional Services)	1,320	26,928
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	4,634	446,255
NiSource, Inc. (Multi-Utilities)	1,389	40,712
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,778	35,151
Nordstrom, Inc. (Multiline Retail)	398	14,670
Norfolk Southern Corp. (Road & Rail)	970	201,964
Northern Trust Corp. (Capital Markets)	787	76,976
Northrop Grumman Corp. (Aerospace & Defense)	582	218,000
NortonLifelock, Inc. (Software)	2,131	60,563
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	791	42,595
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	935	34,492
Nucor Corp. (Metals & Mining)	1,128	53,569
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,276	538,115
NVR, Inc.* (Household Durables)	14	53,438
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,321	131,910
Old Dominion Freight Line, Inc. (Road & Rail)	237	46,507
Omnicom Group, Inc. (Media)	810	61,001
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,535	114,925
Oracle Corp. (Software)	8,056	422,537
O'Reilly Automotive, Inc.* (Specialty Retail)	281	114,114
PACCAR, Inc. (Machinery)	1,287	95,508
Packaging Corp. of America (Containers & Packaging)	351	33,608
Parker-Hannifin Corp. (Machinery)	477	93,344
Paychex, Inc. (IT Services)	1,185	101,637
Paycom Software, Inc.* (Software)	182	57,905
PayPal Holdings, Inc.* (IT Services)	4,366	497,244
Pentair PLC (Machinery)	625	26,831
People's United Financial, Inc. (Banks)	1,648	25,412
PepsiCo, Inc. (Beverages)	5,185	736,374
PerkinElmer, Inc. (Life Sciences Tools & Services)	413	38,194
Perrigo Co. PLC (Pharmaceuticals)	506	28,862
Pfizer, Inc. (Pharmaceuticals)	20,578	766,325
Philip Morris International, Inc. (Tobacco)	5,785	478,420
Phillips 66 (Oil, Gas & Consumable Fuels)	1,653	151,035
Pinnacle West Capital Corp. (Electric Utilities)	418	40,834
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	616	83,160
PPG Industries, Inc. (Chemicals)	880	105,459
PPL Corp. (Electric Utilities)	2,688	97,279
Principal Financial Group, Inc. (Insurance)	960	50,832
Prologis, Inc. (Equity Real Estate Investment Trusts)	2,349	218,175
Prudential Financial, Inc. (Insurance)	1,495	136,135
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,881	111,355
Public Storage (Equity Real Estate Investment Trusts)	559	125,082
PulteGroup, Inc. (Household Durables)	947	42,284
PVH Corp. (Textiles, Apparel & Luxury Goods)	276	24,059
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	431	45,626
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	4,246	362,226
Quanta Services, Inc. (Construction & Engineering)	529	20,710
Quest Diagnostics, Inc. (Health Care Providers & Services)	500	55,335
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	184	20,884
Raymond James Financial, Inc. (Capital Markets)	458	41,875
Raytheon Co. (Aerospace & Defense)	1,035	228,673
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,212	95,033
Regency Centers Corp. (Equity Real Estate Investment Trusts)	623	38,651
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	297	100,368
Regions Financial Corp. (Banks)	3,585	55,818
Republic Services, Inc. - Class A (Commercial Services & Supplies)	783	74,424
ResMed, Inc. (Health Care Equipment & Supplies)	535	85,049
Robert Half International, Inc. (Professional Services)	437	25,420
Rockwell Automation, Inc. (Electrical Equipment)	430	82,414
Rollins, Inc. (Commercial Services & Supplies)	523	19,848
Roper Technologies, Inc. (Industrial Conglomerates)	386	147,321
Ross Stores, Inc. (Specialty Retail)	1,345	150,896
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	638	74,697
S&P Global, Inc. (Capital Markets)	909	267,001

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Salesforce.com, Inc.* (Software)	3,298	$601,258
SBA Communications Corp. (Equity Real Estate Investment Trusts)	418	104,316
Schlumberger, Ltd. (Energy Equipment & Services)	5,148	172,509
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	859	48,954
Sealed Air Corp. (Containers & Packaging)	575	20,413
Sempra Energy (Multi-Utilities)	1,049	168,511
ServiceNow, Inc.* (Software)	702	237,437
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,141	151,924
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	634	71,737
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	303	27,888
Snap-on, Inc. (Machinery)	203	32,405
Southwest Airlines Co. (Airlines)	1,761	96,820
Stanley Black & Decker, Inc. (Machinery)	565	90,021
Starbucks Corp. (Hotels, Restaurants & Leisure)	4,391	372,489
State Street Corp. (Capital Markets)	1,352	102,252
STERIS PLC (Health Care Equipment & Supplies)	315	47,467
Stryker Corp. (Health Care Equipment & Supplies)	1,197	252,208
SVB Financial Group* (Banks)	192	46,143
Synchrony Financial (Consumer Finance)	2,211	71,659
Synopsys, Inc.* (Software)	559	82,458
Sysco Corp. (Food & Staples Retailing)	1,897	155,820
T. Rowe Price Group, Inc. (Capital Markets)	869	116,038
Take-Two Interactive Software, Inc.* (Entertainment)	420	52,349
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,024	26,388
Target Corp. (Multiline Retail)	1,885	208,744
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,244	114,672
TechnipFMC PLC (Energy Equipment & Services)	1,559	25,739
Teleflex, Inc. (Health Care Equipment & Supplies)	172	63,900
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,476	419,379
Textron, Inc. (Aerospace & Defense)	849	38,995
The AES Corp. (Independent Power and Renewable Electricity Producers)	2,466	48,975
The Allstate Corp. (Insurance)	1,205	142,841
The Bank of New York Mellon Corp. (Capital Markets)	3,121	139,758
The Boeing Co. (Aerospace & Defense)	1,989	633,038
The Charles Schwab Corp. (Capital Markets)	4,251	193,633
The Clorox Co. (Household Products)	467	73,464
The Coca-Cola Co. (Beverages)	14,339	837,397
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	184	63,828
The Estee Lauder Co., Inc. (Personal Products)	827	161,397
The Gap, Inc. (Specialty Retail)	789	13,736
The Goldman Sachs Group, Inc. (Capital Markets)	1,185	281,733
The Hershey Co. (Food Products)	551	85,499
The Home Depot, Inc. (Specialty Retail)	4,056	925,174
The Interpublic Group of Cos., Inc. (Media)	1,441	32,711
The JM Smucker Co. - Class A (Food Products)	423	43,827
The Kraft Heinz Co. (Food Products)	2,315	67,598
The Kroger Co. (Food & Staples Retailing)	2,981	80,070
The Mosaic Co. (Chemicals)	1,298	25,752
The PNC Financial Services Group, Inc (Banks)	1,630	242,137
The Procter & Gamble Co. (Household Products)	9,273	1,155,601
The Progressive Corp. (Insurance)	2,173	175,339
The Sherwin-Williams Co. (Chemicals)	305	169,882
The Southern Co. (Electric Utilities)	3,899	274,490
The TJX Cos., Inc. (Specialty Retail)	4,510	266,270
The Travelers Cos., Inc. (Insurance)	959	126,224
The Walt Disney Co. (Entertainment)	6,703	927,092
The Western Union Co. (IT Services)	1,558	41,910
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	4,506	93,229
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,491	466,966
Tiffany & Co. (Specialty Retail)	402	53,876
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,176	93,127
Tractor Supply Co. (Specialty Retail)	440	40,898
TransDigm Group, Inc. (Aerospace & Defense)	184	118,364
Truist Financial Corp. (Banks)	4,986	257,128
Twitter, Inc.* (Interactive Media & Services)	2,886	93,737
Tyson Foods, Inc. - Class A (Food Products)	1,098	90,728
U.S. Bancorp (Banks)	5,285	281,268
UDR, Inc. (Equity Real Estate Investment Trusts)	1,090	52,222
Ulta Beauty, Inc.* (Specialty Retail)	213	57,065
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	698	14,086
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	721	12,949
Union Pacific Corp. (Road & Rail)	2,582	463,261
United Airlines Holdings , Inc.* (Airlines)	809	60,513
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,606	269,773
United Rentals, Inc.* (Trading Companies & Distributors)	279	37,858
United Technologies Corp. (Aerospace & Defense)	3,018	453,304
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,524	960,114
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	298	40,859
Unum Group (Insurance)	766	20,445

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,527	$128,741
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	338	47,513
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,386	80,194
VeriSign, Inc.* (IT Services)	384	79,926
Verisk Analytics, Inc. - Class A (Professional Services)	610	99,107
Verizon Communications, Inc. (Diversified Telecommunication Services)	15,379	914,128
Vertex Pharmaceuticals, Inc.* (Biotechnology)	957	217,287
VF Corp. (Textiles, Apparel & Luxury Goods)	1,217	100,974
ViacomCBS, Inc. - Class B (Media)	2,010	68,601
Visa, Inc. - Class A (IT Services)	6,366	1,266,642
Vornado Realty Trust (Equity Real Estate Investment Trusts)	590	38,804
Vulcan Materials Co. (Construction Materials)	492	69,682
W.R. Berkley Corp. (Insurance)	539	39,633
W.W. Grainger, Inc. (Trading Companies & Distributors)	163	49,335
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,788	141,770
Walmart, Inc. (Food & Staples Retailing)	5,276	604,049
Waste Management, Inc. (Commercial Services & Supplies)	1,451	176,586
Waters Corp.* (Life Sciences Tools & Services)	240	53,710
WEC Energy Group, Inc. (Multi-Utilities)	1,174	117,271
Wells Fargo & Co. (Banks)	14,312	671,805
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,508	128,044
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,106	72,443
Westinghouse Air Brake Technologies Corp. (Machinery)	676	49,929
WestRock Co. (Containers & Packaging)	958	37,362
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	2,769	80,163
Whirlpool Corp. (Household Durables)	235	34,350
Willis Towers Watson PLC (Insurance)	477	100,785
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	360	45,418
Xcel Energy, Inc. (Electric Utilities)	1,951	134,990
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	692	24,614
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	935	78,989
Xylem, Inc. (Machinery)	670	54,712
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,125	118,991
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	201	48,043
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	764	112,996
Zions Bancorp (Banks)	634	28,841
Zoetis, Inc. (Pharmaceuticals)	1,771	237,686
TOTAL COMMON STOCKS
(Cost $52,716,803)		99,381,936

Repurchase Agreements(b)(c) (36.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%-1.51%, dated 1/31/20, due 2/3/20, total to be received $56,800,895	$56,794,000	$56,794,000
TOTAL REPURCHASE AGREEMENTS
(Cost $56,794,000)		56,794,000

Collateral for Securities Loaned (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.57%(d)	21,203	$21,203
Invesco Government & Agency Portfolio - Institutional Shares, 1.58%(d)	6,497	6,497
Fidelity Investments Money Market Government Portfolio - Class I, 1.58%(d)	20,172	20,172
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $47,872)		47,872
TOTAL INVESTMENT SECURITIES
(Cost $109,558,675) - 100.3%		156,223,808
Net other assets (liabilities) - (0.3)%		(503,468)

NET ASSETS - 100.0%		$155,720,340

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of January 31, 2020. The total value of securities on loan as of January 31, 2020 was $46,151.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $24,836,000.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2020.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	205	3/23/20	$33,030,625	$231,777

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/20	2.14%	$59,633,323	$(191,167)
SPDR S&P 500 ETF	Goldman Sachs International	2/27/20	2.04%	34,048,709	(42,659)
				$93,682,032	$(233,826)

S&P 500	UBS AG	2/27/20	2.09%	$56,429,982	$(53,558)
SPDR S&P 500 ETF	UBS AG	2/27/20	1.69%	28,392,763	86,410
				$84,822,745	$32,852
			Total unrealized appreciation		$86,410
			Total unrealized (depreciation)		(287,384)
			Total net unrealized appreciation/(depreciation)		$(200,974)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

UltraBull ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$2,502,848	1.6%
Air Freight & Logistics	481,498	0.3%
Airlines	345,090	0.2%
Auto Components	106,800	0.1%
Automobiles	302,915	0.2%
Banks	5,185,767	3.3%
Beverages	1,870,042	1.2%
Biotechnology	1,848,762	1.2%
Building Products	265,303	0.2%
Capital Markets	2,745,083	1.8%
Chemicals	1,753,139	1.1%
Commercial Services & Supplies	435,108	0.3%
Communications Equipment	939,032	0.6%
Construction & Engineering	67,345	NM
Construction Materials	130,884	0.1%
Consumer Finance	656,239	0.4%
Containers & Packaging	342,981	0.2%
Distributors	87,756	0.1%
Diversified Consumer Services	16,797	NM
Diversified Financial Services	1,632,504	1.0%
Diversified Telecommunication Services	1,985,879	1.3%
Electric Utilities	2,190,279	1.4%
Electrical Equipment	472,459	0.3%
Electronic Equipment, Instruments & Components	525,501	0.3%
Energy Equipment & Services	367,620	0.2%
Entertainment	1,861,932	1.2%
Equity Real Estate Investment Trusts	2,876,073	1.8%
Food & Staples Retailing	1,483,678	1.0%
Food Products	1,131,465	0.7%
Gas Utilities	51,961	NM
Health Care Equipment & Supplies	3,563,764	2.3%
Health Care Providers & Services	2,666,902	1.7%
Health Care Technology	83,826	0.1%
Hotels, Restaurants & Leisure	1,850,738	1.2%
Household Durables	405,055	0.3%
Household Products	1,714,304	1.1%
Independent Power and Renewable Electricity Producers	83,467	0.1%
Industrial Conglomerates	1,351,229	0.9%
Insurance	2,306,696	1.5%
Interactive Media & Services	5,091,609	3.3%
Internet & Direct Marketing Retail	3,548,912	2.3%
IT Services	5,588,769	3.6%
Leisure Products	48,185	NM
Life Sciences Tools & Services	984,594	0.6%
Machinery	1,511,730	1.0%
Media	1,375,873	0.9%
Metals & Mining	250,718	0.2%
Multiline Retail	488,279	0.3%
Multi-Utilities	1,107,930	0.7%
Oil, Gas & Consumable Fuels	3,473,776	2.2%
Personal Products	172,632	0.1%
Pharmaceuticals	4,555,050	2.9%
Professional Services	336,640	0.2%
Real Estate Management & Development	76,007	NM
Road & Rail	1,028,968	0.7%
Semiconductors & Semiconductor Equipment	4,167,768	2.7%
Software	7,634,764	4.9%
Specialty Retail	2,232,408	1.4%
Technology Hardware, Storage & Peripherals	5,182,782	3.3%
Textiles, Apparel & Luxury Goods	680,988	0.4%
Tobacco	808,658	0.5%
Trading Companies & Distributors	161,522	0.1%
Water Utilities	91,526	0.1%
Wireless Telecommunication Services	93,127	0.1%
Other **	56,338,404	36.2%
Total	$155,720,340	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks (49.2%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	328	$4,982
1st Source Corp. (Banks)	217	10,240
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,416	15,420
8x8, Inc.* (Software)	1,087	20,240
AAON, Inc. (Building Products)	545	28,580
AAR Corp. (Aerospace & Defense)	435	18,522
Aaron's, Inc. (Specialty Retail)	868	51,525
Abercrombie & Fitch Co. - Class A (Specialty Retail)	761	12,450
ABM Industries, Inc. (Commercial Services & Supplies)	761	29,025
Acacia Communications, Inc.* (Communications Equipment)	435	29,819
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,305	52,121
Acadia Realty Trust (Equity Real Estate Investment Trusts)	978	24,274
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	326	5,477
Acceleron Pharma, Inc.* (Biotechnology)	545	49,474
ACCO Brands Corp. (Commercial Services & Supplies)	1,197	10,342
ACI Worldwide, Inc.* (Software)	1,305	44,957
Acushnet Holdings Corp. (Leisure Products)	435	13,472
Addus Homecare Corp.* (Health Care Providers & Services)	110	10,377
Adient PLC* (Auto Components)	1,088	27,972
Adtalem Global Education, Inc.* (Diversified Consumer Services)	650	22,432
ADTRAN, Inc. (Communications Equipment)	546	4,941
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	868	28,601
Advanced Drainage Systems, Inc. (Building Products)	435	18,083
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	435	30,424
AdvanSix, Inc.* (Chemicals)	327	6,121
Adverum Biotechnologies, Inc.* (Biotechnology)	653	6,445
Aegion Corp.* (Construction & Engineering)	327	6,834
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	545	11,162
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	868	45,197
AeroVironment, Inc.* (Aerospace & Defense)	217	14,454
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	436	6,911
Agree Realty Corp. (Equity Real Estate Investment Trusts)	435	33,030
Aimmune Therapeutics, Inc.* (Biotechnology)	545	16,922
Air Transport Services Group, Inc.* (Air Freight & Logistics)	761	15,958
Aircastle, Ltd. (Trading Companies & Distributors)	650	20,859
AK Steel Holding Corp.* (Metals & Mining)	3,797	10,480
Akebia Therapeutics, Inc.* (Biotechnology)	1,415	10,216
Akorn, Inc.* (Pharmaceuticals)	1,087	1,663
Alamo Group, Inc. (Machinery)	110	13,702
Alarm.com Holdings, Inc.* (Software)	435	19,110
Albany International Corp. - Class A (Machinery)	326	22,745
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	871	19,040
Allakos, Inc.* (Biotechnology)	217	15,667
Allegheny Technologies, Inc.* (Metals & Mining)	1,523	26,272
Allegiance Bancshares, Inc.* (Banks)	217	8,072
Allegiant Travel Co. (Airlines)	110	18,484
ALLETE, Inc. (Electric Utilities)	654	54,596
Allogene Therapeutics, Inc.* (Biotechnology)	436	9,470
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,067	17,735
Altair Engineering, Inc.* - Class A (Software)	435	16,073
Altra Industrial Motion Corp. (Machinery)	761	25,311
Ambac Financial Group, Inc.* (Insurance)	545	11,679
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	435	25,726
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	653	4,258
Amedisys, Inc.* (Health Care Providers & Services)	435	76,772
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	545	24,830
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,416	13,084
American Eagle Outfitters, Inc. (Specialty Retail)	1,956	28,166
American Equity Investment Life Holding Co. (Insurance)	1,087	28,708
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	1,307	16,952
American Outdoor Brands Corp.* (Leisure Products)	652	6,142
American Public Education, Inc.* (Diversified Consumer Services)	217	5,171
American States Water Co. (Water Utilities)	435	38,524
American Vanguard Corp. (Chemicals)	327	6,108
American Woodmark Corp.* (Building Products)	217	23,794
America's Car-Mart, Inc.* (Specialty Retail)	110	12,076
Ameris Bancorp (Banks)	761	30,585
AMERISAFE, Inc. (Insurance)	217	14,847
Amicus Therapeutics, Inc.* (Biotechnology)	2,829	25,008
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,197	13,466
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	545	36,722
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,088	4,885
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	436	8,245
AnaptysBio, Inc.* (Biotechnology)	327	4,748
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	436	6,004

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	110	$6,820
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	217	8,921
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	326	31,818
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,958	7,186
Anterix, Inc.* (Diversified Telecommunication Services)	110	5,111
Apellis Pharmaceuticals, Inc.* (Biotechnology)	545	22,405
Apogee Enterprises, Inc. (Building Products)	326	10,373
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,846	33,745
Appfolio, Inc.* (Software)	217	28,522
Appian Corp.* (Software)	326	16,639
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	435	28,088
ArcBest Corp. (Road & Rail)	326	7,273
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)	217	11,182
Archrock, Inc. (Energy Equipment & Services)	1,524	12,725
Arcosa, Inc. (Construction & Engineering)	545	23,844
Arena Pharmaceuticals, Inc.* (Biotechnology)	650	29,699
Ares Management Corp. (Capital Markets)	761	27,442
Argan, Inc. (Construction & Engineering)	217	9,138
Argo Group International Holdings, Ltd. (Insurance)	435	28,536
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	653	11,976
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	762	14,676
Arrow Financial Corp. (Banks)	112	3,927
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,089	45,639
Artisan Partners Asset Management, Inc. (Capital Markets)	650	21,710
Arvinas, Inc.* (Pharmaceuticals)	217	10,516
Asbury Automotive Group, Inc.* (Specialty Retail)	217	20,930
ASGN, Inc.* (Professional Services)	650	43,999
Astec Industries, Inc. (Machinery)	326	13,444
Astronics Corp.* (Aerospace & Defense)	326	8,215
Atara Biotherapeutics, Inc.* (Biotechnology)	545	7,210
Athenex, Inc.* (Biotechnology)	762	10,203
Atkore International Group, Inc.* (Electrical Equipment)	545	21,637
Atlantic Union Bankshares (Banks)	978	32,949
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	326	7,286
ATN International, Inc. (Diversified Telecommunication Services)	110	6,366
AtriCure, Inc.* (Health Care Equipment & Supplies)	435	16,922
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	545	15,009
Avaya Holdings Corp.* - Class C (Software)	1,305	16,665
Avis Budget Group, Inc.* (Road & Rail)	761	24,961
Avista Corp. (Multi-Utilities)	761	38,697
AVX Corp. (Electronic Equipment, Instruments & Components)	546	11,067
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	436	10,529
AxoGen, Inc.* (Health Care Equipment & Supplies)	436	5,389
Axon Enterprise, Inc.* (Aerospace & Defense)	761	58,453
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	218	6,329
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	651	18,339
Axsome Therapeutics, Inc.* (Pharmaceuticals)	328	28,477
AZZ, Inc. (Electrical Equipment)	326	13,451
B&G Foods, Inc. - Class A (Food Products)	762	12,238
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	326	19,254
Balchem Corp. (Chemicals)	435	46,990
Banc of California, Inc. (Banks)	545	8,698
Bancfirst Corp. (Banks)	217	12,543
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	327	6,592
BancorpSouth Bank (Banks)	1,197	34,198
Bandwidth, Inc.* (Diversified Telecommunication Services)	217	15,398
Bank of Marin BanCorp (Banks)	110	4,847
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	650	21,593
Banner Corp. (Banks)	435	22,424
Barnes Group, Inc. (Machinery)	545	34,428
Barrett Business Services, Inc. (Professional Services)	110	9,111
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	868	28,739
Bed Bath & Beyond, Inc. (Specialty Retail)	1,521	21,674
Belden, Inc. (Electronic Equipment, Instruments & Components)	435	21,432
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	435	13,389
Benefitfocus, Inc.* (Software)	327	6,050
Berkshire Hills Bancorp, Inc. (Banks)	545	15,342
Berry Petroleum Corp. (Oil, Gas & Consumable Fuels)	763	5,227
Big Lots, Inc. (Multiline Retail)	436	11,798
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	435	21,093
BioTelemetry, Inc.* (Health Care Providers & Services)	435	21,280
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	217	8,632
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,412	28,974
Black Hills Corp. (Multi-Utilities)	761	63,185

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Blackbaud, Inc. (Software)	545	$42,690
Blackline, Inc.* (Software)	545	33,338
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,521	58,102
Bloom Energy Corp.* (Electrical Equipment)	652	5,138
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,088	22,598
Blucora, Inc.* (Capital Markets)	545	12,290
Blueprint Medicines Corp.* (Biotechnology)	542	34,390
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	761	22,210
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	546	6,137
Boise Cascade Co. (Paper & Forest Products)	435	15,747
Boot Barn Holdings, Inc.* (Specialty Retail)	326	13,682
Boston Private Financial Holdings, Inc. (Banks)	978	11,149
Bottomline Technologies, Inc.* (Software)	545	29,212
Box, Inc.* - Class A (Software)	1,740	26,152
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	978	29,193
Brady Corp. - Class A (Commercial Services & Supplies)	545	30,177
Bridge Bancorp, Inc. (Banks)	217	6,586
Brightsphere Investment Group, Inc. (Capital Markets)	870	8,013
Brightview Holdings, Inc.* (Commercial Services & Supplies)	327	5,167
Brinker International, Inc. (Hotels, Restaurants & Leisure)	435	18,570
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,286	15,065
Brookline Bancorp, Inc. (Banks)	979	14,881
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	868	33,053
Bryn Mawr Bank Corp. (Banks)	217	8,142
Builders FirstSource, Inc.* (Building Products)	1,413	35,035
Byline Bancorp, Inc. (Banks)	328	6,330
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	326	47,436
Cactus, Inc. - Class A (Energy Equipment & Services)	545	15,708
Cadence Bancorp. (Banks)	1,524	23,820
CAI International, Inc.* (Trading Companies & Distributors)	217	5,902
Calavo Growers, Inc. (Food Products)	217	16,624
Caleres, Inc. (Specialty Retail)	544	9,547
California Resources Corp.* (Oil, Gas & Consumable Fuels)	546	4,008
California Water Service Group (Water Utilities)	545	28,645
Callaway Golf Co. (Leisure Products)	1,088	23,305
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,828	8,484
Cal-Maine Foods, Inc. (Food Products)	434	15,489
Camden National Corp. (Banks)	217	10,255
Cannae Holdings, Inc.* (Diversified Financial Services)	867	35,253
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,633	21,523
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	981	8,064
Cara Therapeutics, Inc.* (Biotechnology)	435	7,004
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	435	19,745
Cardtronics PLC* - Class A (IT Services)	435	19,575
CareDx, Inc.* (Biotechnology)	545	13,167
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,196	26,527
Cargurus, Inc.* (Interactive Media & Services)	867	30,909
Carolina Financial Corp. (Banks)	217	8,322
Carpenter Technology Corp. (Metals & Mining)	545	21,658
Cars.com, Inc.* (Interactive Media & Services)	871	10,165
Carter Bank & Trust* (Banks)	327	6,471
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	547	28,001
Cass Information Systems, Inc. (IT Services)	217	11,722
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	546	5,602
Cathay General Bancorp (Banks)	978	35,267
Cavco Industries, Inc.* (Household Durables)	110	24,642
CBIZ, Inc.* (Professional Services)	651	17,577
CBTX, Inc. (Banks)	217	6,412
CenterState Bank Corp. (Banks)	1,523	34,359
Central Garden & Pet Co.* - Class A (Household Products)	545	16,328
Central Pacific Financial Corp. (Banks)	326	9,040
Century Communities, Inc.* (Household Durables)	326	9,672
Cerus Corp.* (Health Care Equipment & Supplies)	1,633	6,548
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	217	5,935
Chart Industries, Inc.* (Machinery)	435	27,831
Chase Corp. (Chemicals)	110	10,117
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	545	8,911
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	326	11,866
Chegg, Inc.* (Diversified Consumer Services)	1,413	58,257
Chesapeake Utilities Corp. (Gas Utilities)	217	20,878
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	435	62,804
Cimpress PLC* (Commercial Services & Supplies)	217	25,960
CIRCOR International, Inc.* (Machinery)	217	9,012
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	761	58,453
City Holding Co. (Banks)	217	16,423
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	436	5,895

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	436	$9,021
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	871	18,439
Cleveland-Cliffs, Inc. (Metals & Mining)	3,480	24,430
Cloudera, Inc.* (Software)	2,828	29,100
Clovis Oncology, Inc.* (Biotechnology)	546	4,526
CNO Financial Group, Inc. (Insurance)	1,956	34,406
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,394	17,309
Coca-Cola Consolidated, Inc. (Beverages)	110	29,789
Codexis, Inc.* (Life Sciences Tools & Services)	652	10,223
Coeur Mining, Inc.* (Metals & Mining)	2,502	15,087
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	545	38,656
Cohen & Steers, Inc. (Capital Markets)	326	24,117
Coherus Biosciences, Inc.* (Biotechnology)	760	13,710
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	545	12,192
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	437	8,790
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	978	12,176
Columbia Banking System, Inc. (Banks)	868	33,592
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	653	10,951
Columbus McKinnon Corp. (Machinery)	326	11,407
Comfort Systems USA, Inc. (Construction & Engineering)	435	20,184
Commercial Metals Co. (Metals & Mining)	1,414	29,058
Community Bank System, Inc. (Banks)	654	43,341
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	217	10,236
Community Trust Bancorp, Inc. (Banks)	217	9,494
CommVault Systems, Inc.* (Software)	435	19,584
Compass Minerals International, Inc. (Metals & Mining)	435	25,182
Comtech Telecommunications Corp. (Communications Equipment)	326	9,425
Conduent, Inc.* (IT Services)	2,066	8,842
CONMED Corp. (Health Care Equipment & Supplies)	326	33,148
ConnectOne Bancorp, Inc. (Banks)	436	10,294
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	328	2,667
Contura Energy, Inc.* (Oil, Gas & Consumable Fuels)	217	1,256
Cooper Tire & Rubber Co. (Auto Components)	651	17,245
Cooper-Standard Holding, Inc.* (Auto Components)	217	5,755
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,197	15,166
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,413	22,537
Core-Mark Holding Co., Inc. (Distributors)	544	12,751
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	110	5,016
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	546	4,996
Cornerstone OnDemand, Inc.* (Software)	650	38,220
CorVel Corp.* (Health Care Providers & Services)	110	10,073
Covanta Holding Corp. (Commercial Services & Supplies)	1,413	21,167
Cowen, Inc.* - Class A (Capital Markets)	327	5,255
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	217	33,186
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	761	28,850
CryoLife, Inc.* (Health Care Equipment & Supplies)	436	12,967
CryoPort, Inc.* (Health Care Equipment & Supplies)	326	5,839
CSG Systems International, Inc. (IT Services)	435	21,672
CSW Industrials, Inc. (Building Products)	217	16,466
CTS Corp. (Electronic Equipment, Instruments & Components)	435	12,750
Cubic Corp. (Aerospace & Defense)	435	28,401
Cushman & Wakefield PLC* (Real Estate Management & Development)	1,196	22,987
Customers Bancorp, Inc.* (Banks)	327	6,991
CVB Financial Corp. (Banks)	1,633	33,917
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	326	11,283
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	870	1,340
Cytokinetics, Inc.* (Biotechnology)	652	8,020
Cytomx Therapeutics, Inc.* (Biotechnology)	547	4,059
Dana, Inc. (Auto Components)	1,739	26,798
Darling Ingredients, Inc.* (Food Products)	1,956	53,066
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	435	19,210
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	326	62,237
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	978	26,855
Deluxe Corp. (Commercial Services & Supplies)	545	26,269
Denali Therapeutics, Inc.* (Biotechnology)	545	12,622
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,544	5,461
Denny's Corp.* (Hotels, Restaurants & Leisure)	761	15,578
Dermira, Inc.* (Pharmaceuticals)	545	10,328
Designer Brands, Inc. (Specialty Retail)	761	10,837
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,088	6,125
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	764	3,537
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,502	24,194
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	653	12,893
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	980	11,280

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Digimarc Corp.* (Software)	109	$3,413
Dillard's, Inc. - Class A (Multiline Retail)	110	6,679
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	436	8,463
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	217	18,499
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	545	28,144
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	2,936	22,666
DMC Global, Inc. (Machinery)	217	9,077
Domo, Inc.* (Software)	218	5,280
Dorman Products, Inc.* (Auto Components)	326	22,755
Douglas Dynamics, Inc. (Machinery)	326	17,092
Dril-Quip, Inc.* (Energy Equipment & Services)	435	17,793
Ducommun, Inc.* (Aerospace & Defense)	110	4,502
DXP Enterprises, Inc.* (Trading Companies & Distributors)	217	7,523
Dycom Industries, Inc.* (Construction & Engineering)	326	13,177
Eagle Bancorp, Inc. (Banks)	435	19,010
Eagle Pharmaceuticals, Inc.* (Biotechnology)	110	5,920
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	871	21,087
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	435	59,190
Ebix, Inc. (Software)	326	11,224
Echo Global Logistics, Inc.* (Air Freight & Logistics)	327	6,337
Edgewell Personal Care Co.* (Personal Products)	651	16,809
Editas Medicine, Inc.* (Biotechnology)	654	17,285
eHealth, Inc.* (Insurance)	326	34,282
El Paso Electric Co. (Electric Utilities)	545	37,109
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	761	45,493
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	327	5,974
EMCOR Group, Inc. (Construction & Engineering)	650	53,410
Emergent BioSolutions, Inc.* (Biotechnology)	542	29,859
Employers Holdings, Inc. (Insurance)	435	18,553
Enanta Pharmaceuticals, Inc.* (Biotechnology)	217	11,184
Encore Capital Group, Inc.* (Consumer Finance)	326	11,068
Encore Wire Corp. (Electrical Equipment)	217	11,785
Endo International PLC* (Pharmaceuticals)	2,719	15,417
Enerpac Tool Group Corp. (Machinery)	651	15,045
EnerSys (Electrical Equipment)	545	39,218
Ennis, Inc. (Commercial Services & Supplies)	327	6,821
Enova International, Inc.* (Consumer Finance)	436	10,926
Enphase Energy, Inc.* (Electrical Equipment)	1,088	34,294
EnPro Industries, Inc. (Machinery)	217	12,681
Enstar Group, Ltd.* (Insurance)	110	21,482
Entercom Communications Corp. - Class A (Media)	1,523	6,046
Enterprise Financial Services Corp. (Banks)	326	14,184
Envestnet, Inc.* (Software)	545	42,984
Epizyme, Inc.* (Biotechnology)	978	20,470
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	110	8,769
ESCO Technologies, Inc. (Machinery)	326	31,283
Esperion Therapeutics, Inc.* (Biotechnology)	326	17,630
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,197	59,382
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	873	24,104
Ethan Allen Interiors, Inc. (Household Durables)	327	5,281
Eventbrite, Inc.* (Interactive Media & Services)	436	9,221
Everbridge, Inc.* (Software)	435	39,428
Everi Holdings, Inc.* (IT Services)	870	10,875
EVERTEC, Inc. (IT Services)	761	25,547
Evo Payments, Inc.* (IT Services)	435	12,054
Evolent Health, Inc.* (Health Care Technology)	870	8,770
Evoqua Water Technologies Corp.* (Machinery)	870	17,374
ExlService Holdings, Inc.* (IT Services)	435	31,803
Exponent, Inc. (Professional Services)	650	47,301
Exterran Corp.* (Energy Equipment & Services)	436	2,354
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,198	1,701
Extreme Networks, Inc.* (Communications Equipment)	1,416	8,354
EZCORP, Inc.* - Class A (Consumer Finance)	652	4,055
Fabrinet* (Electronic Equipment, Instruments & Components)	435	27,422
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	217	11,210
Fate Therapeutics, Inc.* (Biotechnology)	653	16,560
FB Financial Corp. (Banks)	217	7,736
FBL Financial Group, Inc. - Class A (Insurance)	110	5,916
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	110	8,393
Federal Signal Corp. (Machinery)	761	24,474
Federated Hermes, Inc. - Class B (Capital Markets)	1,197	43,367
Ferro Corp.* (Chemicals)	978	13,379
FGL Holdings (Diversified Financial Services)	1,742	16,810
FibroGen, Inc.* (Biotechnology)	978	40,928
Financial Institutions, Inc. (Banks)	217	6,686
First BanCorp. (Banks)	2,612	24,213
First Bancorp/Southern Pines NC (Banks)	326	11,566
First Bancshares, Inc. (Banks)	217	7,469

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
First Busey Corp. (Banks)	651	$16,601
First Commonwealth Financial Corp. (Banks)	1,197	16,183
First Community Bancshares, Inc. (Banks)	217	6,360
First Defiance Financial Corp. (Thrifts & Mortgage Finance)	435	12,785
First Financial Bancorp (Banks)	1,196	28,752
First Financial Bankshares, Inc. (Banks)	1,632	54,704
First Financial Corp. (Banks)	110	4,590
First Foundation, Inc. (Banks)	436	7,194
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,521	64,947
First Interstate BancSystem - Class A (Banks)	435	16,748
First Merchants Corp. (Banks)	764	30,369
First Mid Bancshares, Inc. (Banks)	217	7,107
First Midwest Bancorp, Inc. (Banks)	1,305	26,022
First of Long Island Corp. (Banks)	326	7,192
FirstCash, Inc. (Consumer Finance)	545	47,399
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	2,719	17,728
Five9, Inc.* (Software)	761	54,586
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	326	11,488
Fluidigm Corp.* (Life Sciences Tools & Services)	870	3,341
Flushing Financial Corp. (Banks)	327	6,497
Focus Financial Partners, Inc.* (Capital Markets)	326	9,210
ForeScout Technologies, Inc.* (Software)	545	15,538
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	871	22,045
Forrester Research, Inc.* (Professional Services)	110	4,551
Forward Air Corp. (Air Freight & Logistics)	326	21,337
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	547	3,681
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	869	26,322
Fox Factory Holding Corp.* (Auto Components)	435	28,632
Franklin Electric Co., Inc. (Machinery)	545	31,441
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,305	9,918
Frank's International N.V.* (Energy Equipment & Services)	1,306	4,571
Fresh Del Monte Produce, Inc. (Food Products)	326	10,230
Freshpet, Inc.* (Food Products)	326	20,499
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	653	7,007
FTI Consulting, Inc.* (Professional Services)	435	52,225
Fulton Financial Corp. (Banks)	1,956	32,215
Funko, Inc.* (Distributors)	217	3,262
G1 Therapeutics, Inc.* (Biotechnology)	436	8,441
GameStop Corp. - Class A (Specialty Retail)	1,199	4,604
Gannett Co., Inc. (Media)	1,523	9,306
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	547	3,545
GATX Corp. (Trading Companies & Distributors)	435	33,117
GCP Applied Technologies, Inc.* (Chemicals)	652	14,487
Generac Holdings, Inc.* (Electrical Equipment)	761	78,831
Genesco, Inc.* (Specialty Retail)	217	8,532
Gentherm, Inc.* (Auto Components)	435	20,058
Genworth Financial, Inc.* - Class A (Insurance)	6,197	25,408
German American BanCorp, Inc. (Banks)	326	11,146
Getty Realty Corp. (Equity Real Estate Investment Trusts)	435	13,711
Gibraltar Industries, Inc.* (Building Products)	435	23,716
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	545	14,829
Glacier Bancorp, Inc. (Banks)	978	41,438
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	327	6,972
Glaukos Corp.* (Health Care Equipment & Supplies)	435	24,469
Global Blood Therapeutics, Inc.* (Biotechnology)	650	42,418
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	979	20,295
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	978	51,129
Glu Mobile, Inc.* (Entertainment)	1,415	8,349
GMS, Inc.* (Trading Companies & Distributors)	436	11,650
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,195	11,496
Goosehead Insurance, Inc. (Insurance)	110	5,740
GoPro, Inc.* - Class A (Household Durables)	1,523	6,001
Gorman-Rupp Co. (Machinery)	217	8,009
Gossamer Bio, Inc.* (Biotechnology)	216	2,868
Granite Construction, Inc. (Construction & Engineering)	543	14,732
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	652	11,925
Gray Television, Inc.* (Media)	1,088	22,065
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	762	7,978
Great Southern BanCorp, Inc. (Banks)	110	6,260
Great Western Bancorp, Inc. (Banks)	650	19,208
Green Dot Corp.* - Class A (Consumer Finance)	651	19,582
Greif, Inc. - Class A (Containers & Packaging)	326	13,177
Griffon Corp. (Building Products)	436	9,064
Group 1 Automotive, Inc. (Specialty Retail)	217	21,867
Groupon, Inc.* (Internet & Direct Marketing Retail)	5,545	15,970
GTT Communications, Inc.* (IT Services)	436	5,167
Guess?, Inc. (Specialty Retail)	652	13,881
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,958	3,035

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
H&E Equipment Services, Inc. (Trading Companies & Distributors)	435	$11,793
H.B. Fuller Co. (Chemicals)	650	30,037
Haemonetics Corp.* (Health Care Equipment & Supplies)	650	69,803
Halozyme Therapeutics, Inc.* (Biotechnology)	1,739	33,006
Hamilton Lane, Inc. (Capital Markets)	217	14,094
Hancock Whitney Corp. (Banks)	1,089	43,277
Hanger, Inc.* (Health Care Providers & Services)	435	10,627
Hanmi Financial Corp. (Banks)	327	5,500
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	761	25,942
Harmonic, Inc.* (Communications Equipment)	1,088	7,654
Harsco Corp.* (Machinery)	979	14,587
Hawaiian Holdings, Inc. (Airlines)	545	15,195
Hawkins, Inc. (Chemicals)	110	4,596
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,521	54,847
Healthcare Services Group, Inc. (Commercial Services & Supplies)	869	22,246
HealthEquity, Inc.* (Health Care Providers & Services)	761	50,271
HealthStream, Inc.* (Health Care Technology)	326	8,329
Heartland Express, Inc. (Road & Rail)	545	10,186
Heartland Financial USA, Inc. (Banks)	435	21,276
Hecla Mining Co. (Metals & Mining)	5,872	17,792
Heidrick & Struggles International, Inc. (Professional Services)	217	6,167
Helen of Troy, Ltd.* (Household Durables)	326	61,630
Helios Technologies, Inc. (Machinery)	326	13,862
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,740	14,512
Herc Holdings, Inc.* (Trading Companies & Distributors)	326	13,079
Heritage Commerce Corp. (Banks)	547	6,345
Heritage Financial Corp. (Banks)	435	11,214
Herman Miller, Inc. (Commercial Services & Supplies)	761	29,413
Heron Therapeutics, Inc.* (Biotechnology)	871	18,169
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	436	5,655
Hertz Global Holdings, Inc.* (Road & Rail)	1,195	18,833
Heska Corp.* (Health Care Equipment & Supplies)	110	11,021
Hillenbrand, Inc. (Machinery)	761	22,092
Hilltop Holdings, Inc. (Banks)	870	19,697
HMS Holdings Corp.* (Health Care Technology)	1,087	29,697
HNI Corp. (Commercial Services & Supplies)	545	19,604
Home BancShares, Inc. (Banks)	1,845	35,276
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	326	10,468
Homology Medicines, Inc.* (Biotechnology)	327	5,118
Hope Bancorp, Inc. (Banks)	1,524	21,191
Horace Mann Educators Corp. (Insurance)	545	23,440
Horizon BanCorp, Inc. (Banks)	436	7,377
Hostess Brands, Inc.* (Food Products)	1,195	16,037
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,306	7,209
Houlihan Lokey, Inc. (Capital Markets)	435	22,555
Hub Group, Inc.* - Class A (Air Freight & Logistics)	435	22,999
Hudson, Ltd.* - Class A (Specialty Retail)	437	4,794
Huron Consulting Group, Inc.* (Professional Services)	326	21,128
Hyster-Yale Materials Handling, Inc. (Machinery)	110	5,939
IBERIABANK Corp. (Banks)	650	47,262
ICF International, Inc. (Professional Services)	217	19,007
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	217	7,246
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	758	25,507
IMAX Corp.* (Entertainment)	651	10,767
Immunomedics, Inc.* (Biotechnology)	2,175	40,390
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	217	6,983
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,087	15,946
Independent Bank Corp. (Banks)	435	31,407
Independent Bank Corp. (Banks)	327	6,991
Independent Bank Group, Inc. (Banks)	435	23,281
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	761	17,419
Infinera Corp.* (Communications Equipment)	2,175	16,030
Ingevity Corp.* (Chemicals)	545	35,545
Ingles Markets, Inc. (Food & Staples Retailing)	217	9,047
Innophos Holdings, Inc. (Chemicals)	217	6,935
Innospec, Inc. (Chemicals)	326	32,838
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	110	9,845
Innoviva, Inc.* (Pharmaceuticals)	762	10,519
Inogen, Inc.* (Health Care Equipment & Supplies)	217	9,607
Inovalon Holdings, Inc.* (Health Care Technology)	870	17,626
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	545	41,398
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	435	28,653
Insmed, Inc.* (Biotechnology)	979	20,109
Insperity, Inc. (Professional Services)	435	38,006
Inspire Medical Systems, Inc.* (Health Care Technology)	110	8,228
Installed Building Products, Inc.* (Household Durables)	326	24,166
Instructure, Inc.* (Software)	435	21,245
Integer Holdings Corp.* (Health Care Equipment & Supplies)	435	37,149

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Intellia Therapeutics, Inc.* (Biotechnology)	436	$5,193
Intelsat S.A.* (Diversified Telecommunication Services)	871	2,970
Inter Parfums, Inc. (Personal Products)	217	14,997
Intercept Pharmaceuticals, Inc.* (Biotechnology)	326	30,126
InterDigital, Inc. (Communications Equipment)	435	24,034
Interface, Inc. (Commercial Services & Supplies)	762	12,253
International Bancshares Corp. (Banks)	650	25,610
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	327	7,279
Intersect ENT, Inc.* (Pharmaceuticals)	326	8,424
INTL. FCStone, Inc.* (Capital Markets)	217	10,342
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	546	12,389
Intrexon Corp.* (Biotechnology)	870	4,046
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,524	26,655
Investors Bancorp, Inc. (Banks)	2,828	34,176
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	110	8,107
Invitae Corp.* (Biotechnology)	1,087	20,273
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,413	30,719
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	326	27,915
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,196	30,558
iRobot Corp.* (Household Durables)	326	15,338
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,849	22,336
iStar, Inc. (Equity Real Estate Investment Trusts)	762	11,095
Itron, Inc.* (Electronic Equipment, Instruments & Components)	435	35,561
J & J Snack Foods Corp. (Food Products)	217	35,987
j2 Global, Inc. (Software)	545	52,244
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	326	26,651
James River Group Holdings, Ltd. (Insurance)	326	13,998
Jeld-Wen Holding, Inc.* (Building Products)	871	20,799
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	218	4,358
John B. Sanfilippo & Son, Inc. (Food Products)	110	9,273
John Bean Technologies Corp. (Machinery)	326	36,835
K12, Inc.* (Diversified Consumer Services)	436	7,037
Kadant, Inc. (Machinery)	110	11,726
Kaiser Aluminum Corp. (Metals & Mining)	217	21,733
Kaman Corp. - Class A (Trading Companies & Distributors)	326	20,121
KB Home (Household Durables)	978	36,724
KBR, Inc. (IT Services)	1,738	47,274
Kearny Financial Corp. (Thrifts & Mortgage Finance)	978	12,078
Kelly Services, Inc. - Class A (Professional Services)	437	7,761
KEMET Corp. (Electronic Equipment, Instruments & Components)	651	16,952
Kennametal, Inc. (Machinery)	978	30,602
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,523	32,836
Kforce, Inc. (Professional Services)	326	12,078
Kimball International, Inc. - Class B (Commercial Services & Supplies)	436	8,188
Kinsale Capital Group, Inc. (Insurance)	217	24,786
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	979	16,839
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	327	6,883
Knoll, Inc. (Commercial Services & Supplies)	544	13,469
Knowles Corp.* (Electronic Equipment, Instruments & Components)	979	19,316
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	545	20,786
Koppers Holdings, Inc.* (Chemicals)	217	6,809
Korn Ferry (Professional Services)	650	26,637
Kraton Corp.* (Chemicals)	436	7,172
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,087	19,936
Kura Oncology, Inc.* (Biotechnology)	328	3,851
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	1,305	23,947
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	1,415	4,938
Lakeland Bancorp, Inc. (Banks)	545	8,851
Lakeland Financial Corp. (Banks)	326	15,465
Lancaster Colony Corp. (Food Products)	217	33,559
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	436	7,634
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,176	3,743
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,523	28,328
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	1,195	24,904
La-Z-Boy, Inc. (Household Durables)	545	16,699
LCI Industries (Auto Components)	326	35,197
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	217	7,809
LendingClub Corp.* (Consumer Finance)	805	9,435
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,829	31,317
LGI Homes, Inc.* (Household Durables)	217	17,304
LHC Group, Inc.* (Health Care Providers & Services)	326	47,514
Liberty Braves Group* - Class C (Entertainment)	435	12,679
Liberty Latin America, Ltd.* - Class A (Media)	545	9,091
Liberty Latin America, Ltd.* - Class C (Media)	1,414	23,826
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	546	4,630

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	870	$5,124
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	217	19,055
Lindsay Corp. (Machinery)	110	11,003
Lithia Motors, Inc. - Class A (Specialty Retail)	217	29,434
LivaNova PLC* (Health Care Equipment & Supplies)	542	36,840
Live Oak Bancshares, Inc. (Banks)	327	5,716
Livent Corp.* (Chemicals)	1,740	16,373
LivePerson, Inc.* (Software)	761	31,209
LiveRamp Holdings, Inc.* (IT Services)	868	34,928
Loral Space & Communications, Inc.* (Media)	109	3,507
Louisiana-Pacific Corp. (Paper & Forest Products)	1,521	46,664
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	435	20,080
Lumentum Holdings, Inc.* (Communications Equipment)	978	74,102
Luminex Corp. (Life Sciences Tools & Services)	545	12,363
Luxfer Holdings PLC (Machinery)	328	5,232
M.D.C. Holdings, Inc. (Household Durables)	650	27,391
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	545	15,489
M/I Homes, Inc.* (Household Durables)	326	14,471
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,088	23,892
MacroGenics, Inc.* (Biotechnology)	546	5,051
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	110	9,132
Magellan Health, Inc.* (Health Care Providers & Services)	217	15,887
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	1,197	12,592
Malibu Boats, Inc.* (Leisure Products)	217	9,502
Mallinckrodt PLC* (Pharmaceuticals)	982	4,507
ManTech International Corp. - Class A (IT Services)	326	26,171
Marcus & Millichap, Inc.* (Real Estate Management & Development)	326	11,540
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	545	65,530
Marten Transport, Ltd. (Road & Rail)	436	9,051
Masonite International Corp.* (Building Products)	326	24,486
MasTec, Inc.* (Construction & Engineering)	761	43,948
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,305	19,144
Materion Corp. (Metals & Mining)	217	11,783
Matrix Service Co.* (Energy Equipment & Services)	327	6,579
Matson, Inc. (Marine)	545	19,625
Matthews International Corp. - Class A (Commercial Services & Supplies)	326	12,166
MAX Holdings, Inc. (Real Estate Management & Development)	217	8,307
Maxar Technologies, Inc. (Aerospace & Defense)	763	12,177
MAXIMUS, Inc. (IT Services)	761	54,601
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	760	14,812
MBIA, Inc.* (Insurance)	980	8,879
McGrath RentCorp (Commercial Services & Supplies)	326	25,206
Medifast, Inc. (Personal Products)	110	10,629
Medpace Holdings* (Life Sciences Tools & Services)	326	27,889
Mercantile Bank Corp. (Banks)	217	7,111
Mercury Systems, Inc.* (Aerospace & Defense)	650	49,888
Meredith Corp. (Media)	434	13,042
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	545	9,805
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	547	5,382
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	650	23,673
Meritage Homes Corp.* (Household Durables)	435	30,868
Meritor, Inc.* (Machinery)	979	21,450
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	435	16,191
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	435	14,246
MGE Energy, Inc. (Electric Utilities)	435	34,770
MGP Ingredients, Inc. (Beverages)	110	3,747
MicroStrategy, Inc.* - Class A (Software)	110	16,723
Middlesex Water Co. (Water Utilities)	217	14,161
Midland States BanCorp, Inc. (Banks)	217	5,733
Minerals Technologies, Inc. (Chemicals)	435	23,547
Mirati Therapeutics, Inc.* (Biotechnology)	326	28,307
Mobile Mini, Inc. (Commercial Services & Supplies)	545	22,748
MobileIron, Inc.* (Software)	1,199	5,719
Model N, Inc.* (Software)	435	13,568
Modine Manufacturing Co.* (Auto Components)	652	4,584
Moelis & Co. (Capital Markets)	545	19,620
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,197	34,737
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	110	5,905
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,088	15,917
Monro, Inc. (Specialty Retail)	435	27,275
Moog, Inc. - Class A (Aerospace & Defense)	435	38,980
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	217	3,737
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	981	12,145
MRC Global, Inc.* (Trading Companies & Distributors)	978	11,012

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
MSA Safety, Inc. (Commercial Services & Supplies)	435	$58,985
MSG Networks, Inc.* - Class A (Media)	762	11,590
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	217	11,000
Mueller Industries, Inc. (Machinery)	650	18,961
Mueller Water Products, Inc. - Class A (Machinery)	1,957	22,799
Murphy USA, Inc.* (Specialty Retail)	326	33,308
Myers Industries, Inc. (Containers & Packaging)	435	7,038
Myokardia, Inc.* (Pharmaceuticals)	542	36,872
MYR Group, Inc.* (Construction & Engineering)	217	6,232
Myriad Genetics, Inc.* (Biotechnology)	869	24,028
Nabors Industries, Ltd. (Energy Equipment & Services)	4,242	8,781
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	436	11,846
Natera, Inc.* (Biotechnology)	654	22,897
National Bank Holdings Corp. (Banks)	326	10,628
National Beverage Corp.* (Beverages)	110	4,720
National General Holdings Corp. (Insurance)	871	18,962
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	545	45,987
National Healthcare Corp. (Health Care Providers & Services)	110	9,231
National Presto Industries, Inc. (Aerospace & Defense)	110	9,481
National Research Corp. (Health Care Providers & Services)	110	7,444
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	650	22,198
National Vision Holdings, Inc.* (Specialty Retail)	958	32,687
Natus Medical, Inc.* (Health Care Equipment & Supplies)	435	13,611
Navistar International Corp.* (Machinery)	651	23,840
NBT Bancorp, Inc. (Banks)	545	20,596
Neenah, Inc. (Paper & Forest Products)	217	14,461
Nelnet, Inc. - Class A (Consumer Finance)	217	12,425
Neogen Corp.* (Health Care Equipment & Supplies)	650	43,726
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,085	34,970
NETGEAR, Inc.* (Communications Equipment)	326	8,385
NetScout Systems, Inc.* (Communications Equipment)	870	22,368
Nevro Corp.* (Health Care Equipment & Supplies)	326	43,329
New Jersey Resources Corp. (Gas Utilities)	1,086	44,874
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	981	7,475
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,503	15,894
Newmark Group, Inc. (Real Estate Management & Development)	1,740	20,480
Newpark Resources, Inc.* (Energy Equipment & Services)	1,088	5,440
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	217	10,590
NextGen Healthcare, Inc.* (Health Care Technology)	651	9,023
NIC, Inc. (IT Services)	761	15,015
Nicolet Bankshares, Inc.* (Banks)	110	7,772
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	436	7,661
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	761	24,291
Noble Corp. PLC* (Energy Equipment & Services)	3,043	2,458
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	3,369	5,593
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	545	8,660
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,195	18,791
Northwest Natural Holding Co. (Gas Utilities)	326	23,922
NorthWestern Corp. (Multi-Utilities)	650	50,031
Novagold Resources, Inc.* (Metals & Mining)	2,828	25,791
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	435	39,468
Novocure, Ltd.* (Health Care Equipment & Supplies)	978	79,667
NOW, Inc.* (Trading Companies & Distributors)	1,306	13,073
NuVasive, Inc.* (Health Care Equipment & Supplies)	650	50,128
NV5 Global, Inc.* (Construction & Engineering)	110	6,832
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,916	8,811
Oceaneering International, Inc.* (Energy Equipment & Services)	1,194	14,818
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	651	15,142
Office Depot, Inc. (Specialty Retail)	6,617	14,690
Office Properties Income Trust (Equity Real Estate Investment Trusts)	545	18,546
OFG Bancorp (Banks)	651	12,831
Oil States International, Inc.* (Energy Equipment & Services)	762	8,214
Old National Bancorp (Banks)	2,066	37,002
Omeros Corp.* (Pharmaceuticals)	545	6,954
Omnicell, Inc.* (Health Care Technology)	545	44,298
ONE Gas, Inc. (Gas Utilities)	650	61,424
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	217	5,933
OneSpan, Inc.* (Software)	435	7,230
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	545	8,180
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	652	24,737
OPKO Health, Inc.* (Biotechnology)	4,132	5,991
Opus Bank (Banks)	218	5,806

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	764	$5,386
ORBCOMM, Inc.* (Diversified Telecommunication Services)	870	3,123
Origin BanCorp, Inc. (Banks)	217	7,647
Orion Engineered Carbons SA (Chemicals)	761	11,948
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	435	34,478
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	217	9,387
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	217	18,779
Otter Tail Corp. (Electric Utilities)	435	23,299
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	217	15,060
P.H. Glatfelter Co. (Paper & Forest Products)	545	9,102
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	2,261	10,559
Pacific Premier Bancorp, Inc. (Banks)	761	22,678
Pacira BioSciences, Inc.* (Pharmaceuticals)	545	23,555
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	217	14,057
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	436	8,772
Park National Corp. (Banks)	217	20,608
Parsons Corp.* (Aerospace & Defense)	217	8,875
Patrick Industries, Inc. (Building Products)	326	16,913
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	1,087	29,251
Patterson Cos., Inc. (Health Care Providers & Services)	979	21,548
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,196	25,822
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	870	5,881
Peapack Gladstone Financial Corp. (Banks)	217	6,343
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,633	38,735
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,305	38,928
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	870	3,428
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	326	10,993
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	871	20,251
Peoples BanCorp, Inc. (Banks)	217	7,061
People's Utah BanCorp (Banks)	217	5,659
Perdoceo Education Corp.* (Diversified Consumer Services)	870	15,469
Perficient, Inc.* (IT Services)	435	21,620
Performance Food Group Co.* (Food & Staples Retailing)	1,305	67,587
Perspecta, Inc. (IT Services)	1,740	48,841
Petiq, Inc.* (Health Care Providers & Services)	218	6,486
PGT Innovations, Inc.* (Building Products)	653	10,122
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	218	5,171
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	765	9,777
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,282	44,157
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,523	35,318
Piper Sandler Cos. (Capital Markets)	217	17,887
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,176	8,138
PJT Partners, Inc. - Class A (Capital Markets)	326	15,003
Plantronics, Inc. (Communications Equipment)	436	12,522
Playags, Inc.* (Hotels, Restaurants & Leisure)	329	3,382
Plexus Corp.* (Electronic Equipment, Instruments & Components)	326	23,185
Plug Power, Inc.* (Electrical Equipment)	2,828	10,930
PNM Resources, Inc. (Electric Utilities)	978	53,037
PolyOne Corp. (Chemicals)	978	32,450
Portland General Electric Co. (Electric Utilities)	1,086	66,788
Portola Pharmaceuticals, Inc.* (Biotechnology)	761	9,733
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	761	32,723
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	326	31,840
PQ Group Holdings, Inc.* (Chemicals)	435	6,660
PRA Group, Inc.* (Consumer Finance)	545	19,271
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	545	6,420
Preferred Bank (Banks)	217	13,044
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	650	26,364
PriceSmart, Inc. (Food & Staples Retailing)	326	19,971
Primo Water Corp.* (Beverages)	435	6,555
Primoris Services Corp. (Construction & Engineering)	545	11,625
Principia BioPharma, Inc.* (Biotechnology)	110	5,792
ProAssurance Corp. (Insurance)	650	19,741
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,088	4,852
Progress Software Corp. (Software)	545	24,596
ProPetro Holding Corp.* (Energy Equipment & Services)	979	9,535
PROS Holdings, Inc.* (Software)	435	26,100
Proto Labs, Inc.* (Machinery)	326	33,741
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	761	17,358
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	217	36,361
PTC Therapeutics, Inc.* (Biotechnology)	650	33,475
Q2 Holdings, Inc.* (Software)	435	37,928
QAD, Inc. (Software)	110	5,660
QCR Holdings, Inc. (Banks)	217	8,919

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	2,937	$9,310
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	650	36,972
Quaker Chemical Corp. (Chemicals)	110	18,262
Qualys, Inc.* (Software)	435	37,297
Quanex Building Products Corp. (Building Products)	435	7,708
Quidel Corp.* (Health Care Equipment & Supplies)	435	33,408
QuinStreet, Inc.* (Interactive Media & Services)	545	7,060
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	982	9,889
R1 RCM, Inc.* (Health Care Providers & Services)	1,197	14,963
Ra Pharmaceuticals, Inc.* (Biotechnology)	435	20,388
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,500	61,224
Radius Health, Inc.* (Biotechnology)	544	9,553
RadNet, Inc.* (Health Care Providers & Services)	546	12,323
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,305	20,710
Rapid7, Inc.* (Software)	545	32,362
Raven Industries, Inc. (Industrial Conglomerates)	435	13,642
RBC Bearings, Inc.* (Machinery)	326	50,696
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	327	5,337
Realogy Holdings Corp. (Real Estate Management & Development)	1,416	14,995
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	217	47,477
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	109	3,583
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	871	21,348
Redfin Corp.* (Real Estate Management & Development)	1,088	26,471
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,195	21,068
Regenxbio, Inc.* (Biotechnology)	435	18,936
Regis Corp.* (Diversified Consumer Services)	328	5,091
Renasant Corp. (Banks)	650	20,755
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	436	11,458
Rent-A-Center, Inc. (Specialty Retail)	542	15,788
Repligen Corp.* (Biotechnology)	545	54,712
Republic Bancorp, Inc. - Class A (Banks)	110	4,609
Resources Connection, Inc. (Professional Services)	327	4,979
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,413	23,413
Retail Value, Inc. (Equity Real Estate Investment Trusts)	230	7,560
Retrophin, Inc.* (Biotechnology)	545	8,426
Revance Therapeutics, Inc.* (Pharmaceuticals)	546	12,214
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,305	62,888
Rexnord Corp.* (Machinery)	1,305	42,608
RH* (Specialty Retail)	217	45,300
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	327	5,736
Rite Aid Corp.* (Food & Staples Retailing)	654	7,815
RLI Corp. (Insurance)	435	40,459
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	2,066	32,147
Rocket Pharmaceuticals, Inc.* (Biotechnology)	328	6,717
Rogers Corp.* (Electronic Equipment, Instruments & Components)	217	25,552
Rosetta Stone, Inc.* (Entertainment)	217	3,722
RPC, Inc. (Energy Equipment & Services)	764	3,461
RPT Realty (Equity Real Estate Investment Trusts)	978	13,643
Rubius Therapeutics, Inc.* (Biotechnology)	437	3,409
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	326	14,018
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	327	6,704
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	545	46,341
S&T Bancorp, Inc. (Banks)	435	16,352
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,174	46,741
Safety Insurance Group, Inc. (Insurance)	217	19,981
Saia, Inc.* (Road & Rail)	326	28,395
SailPoint Technologies Holding, Inc.* (Software)	1,088	27,298
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,524	23,393
Sanderson Farms, Inc. (Food Products)	217	29,879
Sandy Spring Bancorp, Inc. (Banks)	435	15,138
Sangamo Therapeutics, Inc.* (Biotechnology)	1,415	10,372
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	871	27,733
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	110	5,432
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	326	11,374
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	327	5,258
Scholastic Corp. (Media)	326	10,742
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	326	11,420
Science Applications International Corp. (IT Services)	761	66,792
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	652	16,196
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	545	12,720
Seacoast Banking Corp.* (Banks)	651	17,675
SEACOR Holdings, Inc.* (Energy Equipment & Services)	217	8,157
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	650	22,399

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Select Energy Services, Inc.* (Energy Equipment & Services)	763	$5,310
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,306	29,829
Selective Insurance Group, Inc. (Insurance)	761	50,416
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	761	36,673
Sensient Technologies Corp. (Chemicals)	545	32,564
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	435	15,973
ServisFirst Bancshares, Inc. (Banks)	545	20,029
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	978	12,949
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	326	21,989
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	545	21,991
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	217	9,403
Signet Jewelers, Ltd. (Specialty Retail)	653	15,874
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	545	53,579
Simmons First National Corp. - Class A (Banks)	1,087	26,066
Simply Good Foods Co.* (Food Products)	871	20,007
Simpson Manufacturing Co., Inc. (Building Products)	542	44,807
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	545	52,619
SJW Corp. (Water Utilities)	326	23,912
Skyline Corp.* (Household Durables)	650	18,688
SkyWest, Inc. (Airlines)	650	35,860
Sleep Number Corp.* (Specialty Retail)	326	16,818
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,416	12,999
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	329	3,793
Sonic Automotive, Inc. - Class A (Specialty Retail)	326	10,311
Sonos, Inc.* (Household Durables)	869	11,923
South Jersey Industries, Inc. (Gas Utilities)	1,087	33,480
South State Corp. (Banks)	435	32,890
Southside Bancshares, Inc. (Banks)	435	15,260
Southwest Gas Holdings, Inc. (Gas Utilities)	650	49,082
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	6,631	10,411
SP Plus Corp.* (Commercial Services & Supplies)	326	13,630
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,307	3,307
Spire, Inc. (Gas Utilities)	650	54,807
Spirit Airlines, Inc.* (Airlines)	868	35,649
SPS Commerce, Inc.* (Software)	435	24,721
SPX Corp.* (Machinery)	545	26,743
SPX FLOW, Inc.* (Machinery)	545	23,838
STAAR Surgical Co.* (Health Care Equipment & Supplies)	545	18,334
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,521	49,037
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	217	16,163
Standard Motor Products, Inc. (Auto Components)	217	10,542
Standex International Corp. (Machinery)	110	8,040
State Auto Financial Corp. (Insurance)	217	6,534
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,088	20,248
Stemline Therapeutics, Inc.* (Biotechnology)	436	2,891
Stepan Co. (Chemicals)	217	21,407
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,086	41,876
Stewart Information Services Corp. (Insurance)	326	13,611
Stifel Financial Corp. (Capital Markets)	868	56,150
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	545	12,481
Stock Yards BanCorp, Inc. (Banks)	217	8,407
Stoneridge, Inc.* (Auto Components)	326	9,082
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	651	11,705
Strategic Education, Inc. (Diversified Consumer Services)	217	35,217
Sturm, Ruger & Co., Inc. (Leisure Products)	217	10,746
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,307	14,495
Summit Materials, Inc.* - Class A (Construction Materials)	1,414	31,066
SunCoke Energy, Inc. (Metals & Mining)	1,088	6,397
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	761	6,484
Sunrun, Inc.* (Electrical Equipment)	1,305	22,224
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,828	35,859
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	651	14,888
Surmodics, Inc.* (Health Care Equipment & Supplies)	110	4,333
SVMK, Inc.* (Software)	979	17,279
Sykes Enterprises, Inc.* (IT Services)	435	14,612
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	435	29,010
Syneos Health, Inc.* (Life Sciences Tools & Services)	761	46,695
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	217	12,601
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	217	12,193
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	218	4,783
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	650	49,426
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,086	15,888
Taylor Morrison Home Corp.* - Class A (Household Durables)	1,305	33,773
Team, Inc.* (Commercial Services & Supplies)	327	4,447
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	435	62,613

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
TechTarget, Inc.* (Media)	326	$8,277
TEGNA, Inc. (Media)	2,611	44,125
Teladoc Health, Inc.* (Health Care Technology)	868	88,284
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,199	8,417
Tenable Holdings, Inc.* (Software)	436	11,881
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,305	41,290
Tennant Co. (Machinery)	217	16,757
Tenneco, Inc. (Auto Components)	653	6,184
Terex Corp. (Machinery)	761	19,291
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	869	15,720
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	761	43,575
Tetra Tech, Inc. (Commercial Services & Supplies)	650	55,640
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	868	54,250
TG Therapeutics, Inc.* (Biotechnology)	981	13,940
The Andersons, Inc. (Food & Staples Retailing)	436	9,862
The Bancorp, Inc.* (Banks)	653	7,725
The Boston Beer Co, Inc.* - Class A (Beverages)	110	39,202
The Brink's Co. (Commercial Services & Supplies)	650	54,724
The Buckle, Inc. (Specialty Retail)	327	7,982
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	545	20,928
The Children's Place, Inc. (Specialty Retail)	217	12,948
The E.W. Scripps Co. - Class A (Media)	653	7,927
The Ensign Group, Inc. (Health Care Providers & Services)	650	29,380
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,413	22,325
The Greenbrier Cos., Inc. (Machinery)	435	10,479
The Manitowoc Co., Inc.* (Machinery)	436	6,300
The Marcus Corp. (Entertainment)	326	9,503
The Michaels Cos., Inc.* (Specialty Retail)	1,089	5,369
The Providence Service Corp.* (Health Care Providers & Services)	110	7,134
The St Joe Co.* (Real Estate Management & Development)	436	9,160
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,393	5,384
Theravance Biopharma, Inc.* (Pharmaceuticals)	544	15,167
Thermon Group Holdings, Inc.* (Electrical Equipment)	435	10,310
Third Point Reinsurance, Ltd.* (Insurance)	870	9,474
Tidewater, Inc.* (Energy Equipment & Services)	436	6,618
Tivity Health, Inc.* (Health Care Providers & Services)	545	11,797
TiVo Corp. (Software)	1,524	11,095
Tompkins Financial Corp. (Banks)	217	18,682
Tootsie Roll Industries, Inc. (Food Products)	217	7,402
TopBuild Corp.* (Household Durables)	435	49,812
TowneBank (Banks)	761	20,205
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	652	13,346
TPI Composites, Inc.* (Electrical Equipment)	327	6,785
Tredegar Corp. (Chemicals)	327	6,654
Trex Co., Inc.* (Building Products)	761	74,762
TRI Pointe Group, Inc.* (Household Durables)	1,740	28,292
Tricida, Inc.* (Pharmaceuticals)	217	7,651
TriCo Bancshares (Banks)	326	11,866
TriMas Corp.* (Machinery)	545	15,658
TriNet Group, Inc.* (Professional Services)	545	31,098
Trinseo SA (Chemicals)	545	15,652
Triple-S Management Corp.* (Health Care Providers & Services)	230	4,053
Tristate Capital Holdings, Inc.* (Banks)	327	7,518
Triton International, Ltd. (Trading Companies & Distributors)	650	24,408
Triumph Bancorp, Inc.* (Banks)	326	12,707
Triumph Group, Inc. (Aerospace & Defense)	651	13,300
Tronox Holdings PLC - Class A (Chemicals)	1,198	10,135
TrueBlue, Inc.* (Professional Services)	436	9,553
TrueCar, Inc.* (Interactive Media & Services)	1,306	4,832
Trupanion, Inc.* (Insurance)	326	10,406
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,199	9,508
Trustmark Corp. (Banks)	761	24,337
TTEC Holdings, Inc. (IT Services)	217	8,619
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,197	17,225
Tucows, Inc.* (IT Services)	110	6,628
Tupperware Brands Corp. (Household Durables)	546	3,418
Tutor Perini Corp.* (Construction & Engineering)	434	4,887
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	217	5,783
Twist Bioscience Corp.* (Biotechnology)	217	5,390
U.S. Concrete, Inc.* (Construction Materials)	217	7,723
U.S. Ecology, Inc. (Commercial Services & Supplies)	217	11,720
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	110	12,885
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	872	4,482
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	436	10,032
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	650	34,158
UMB Financial Corp. (Banks)	545	36,221
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	436	6,889

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
UniFirst Corp. (Commercial Services & Supplies)	217	$44,253
Unisys Corp.* (IT Services)	653	6,341
Unit Corp.* (Energy Equipment & Services)	650	260
United Bankshares, Inc. (Banks)	1,197	41,057
United Community Banks, Inc. (Banks)	978	27,306
United Fire Group, Inc. (Insurance)	217	9,604
United Natural Foods, Inc.* (Food & Staples Retailing)	652	4,694
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,286	14,470
Unitil Corp. (Multi-Utilities)	217	13,387
Universal Corp. (Tobacco)	326	17,327
Universal Electronics, Inc.* (Household Durables)	217	10,748
Universal Forest Products, Inc. (Building Products)	761	36,452
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	110	13,569
Universal Insurance Holdings, Inc. (Insurance)	326	7,935
Univest Financial Corp. (Banks)	326	8,098
Upland Software, Inc.* (Software)	326	12,727
Upwork, Inc.* (Professional Services)	652	5,985
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,414	26,003
Urogen Pharma, Ltd.* (Biotechnology)	217	6,382
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	327	7,413
USANA Health Sciences, Inc.* (Personal Products)	217	13,389
Valley National Bancorp (Banks)	4,675	49,228
Vanda Pharmaceuticals, Inc.* (Biotechnology)	653	8,326
Varex Imaging Corp.* (Health Care Equipment & Supplies)	435	12,028
Varonis Systems, Inc.* (Software)	326	27,273
Vector Group, Ltd. (Tobacco)	1,372	18,028
Vectrus, Inc.* (Aerospace & Defense)	110	6,133
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	545	6,949
Veracyte, Inc.* (Biotechnology)	542	14,228
Vericel Corp.* (Biotechnology)	545	8,938
Verint Systems, Inc.* (Software)	761	44,138
Veritex Holdings, Inc. (Banks)	651	18,436
Verra Mobility Corp.* - Class C (IT Services)	1,197	19,068
Verso Corp.* - Class A (Paper & Forest Products)	437	7,363
Viad Corp. (Commercial Services & Supplies)	217	14,105
Viavi Solutions, Inc.* (Communications Equipment)	2,828	39,875
Vicor Corp.* (Electrical Equipment)	217	10,861
ViewRay, Inc.* (Health Care Equipment & Supplies)	870	2,714
Viking Therapeutics, Inc.* (Biotechnology)	764	4,798
Virtus Investment Partners, Inc. (Capital Markets)	110	13,533
Virtusa Corp.* (IT Services)	326	13,575
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,633	33,134
Vista Outdoor, Inc.* (Leisure Products)	653	4,852
Visteon Corp.* (Auto Components)	326	26,018
Vocera Communications, Inc.* (Health Care Technology)	327	7,204
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,718	24,109
Voyager Therapeutics, Inc.* (Biotechnology)	328	3,618
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,198	4,960
Wabash National Corp. (Machinery)	653	7,575
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	869	13,887
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	326	21,637
Warrior Met Coal, Inc. (Metals & Mining)	651	12,278
Washington Federal, Inc. (Thrifts & Mortgage Finance)	978	33,252
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	2,284	6,875
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	978	29,770
Washington Trust BanCorp, Inc. (Banks)	217	10,271
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	328	5,737
Watford Holdings, Ltd.* (Insurance)	217	4,741
Watts Water Technologies, Inc. - Class A (Machinery)	326	32,505
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	326	2,315
WD-40 Co. (Household Products)	217	40,540
Welbilt, Inc.* (Machinery)	1,632	24,627
Werner Enterprises, Inc. (Road & Rail)	545	20,089
WesBanco, Inc. (Banks)	759	25,138
Westamerica Bancorp (Banks)	326	20,655
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	547	5,804
Whitestone REIT (Equity Real Estate Investment Trusts)	436	5,712
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,088	4,940
William Lyon Homes* - Class A (Household Durables)	436	10,111
Willscot Corp.* (Construction & Engineering)	653	12,309
Wingstop, Inc. (Hotels, Restaurants & Leisure)	326	30,243
Winnebago Industries, Inc. (Automobiles)	326	17,852
WisdomTree Investments, Inc. (Capital Markets)	1,633	6,875
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,087	34,317
Workiva, Inc.* (Software)	435	19,788
World Acceptance Corp.* (Consumer Finance)	110	9,512
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	761	29,769

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Worthington Industries, Inc. (Metals & Mining)	435	$15,999
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,521	45,843
WSFS Financial Corp. (Thrifts & Mortgage Finance)	650	25,929
WW International, Inc.* (Diversified Consumer Services)	545	17,974
Xencor, Inc.* (Biotechnology)	545	18,497
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,413	26,409
Xperi Corp. (Semiconductors & Semiconductor Equipment)	654	10,523
Yelp, Inc.* (Interactive Media & Services)	868	28,297
Yeti Holdings, Inc.* (Leisure Products)	437	15,889
Yext, Inc.* (Software)	1,086	16,225
Y-mAbs Therapeutics, Inc.* (Biotechnology)	218	7,192
York Water Co. (Water Utilities)	110	5,210
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,958	7,715
ZixCorp.* (Software)	652	4,401
Zogenix, Inc.* (Pharmaceuticals)	545	27,452
Zumiez, Inc.* (Specialty Retail)	217	6,764
Zuora, Inc.* - Class A (Software)	1,087	16,033
TOTAL COMMON STOCKS
(Cost $15,759,154)		22,173,461

Contingent Right (NM)
A. Schulman, Inc.*+(a) (Chemicals)	536	280
TOTAL CONTINGENT RIGHT
(Cost $1,072)		280

Trust (0.0%)

	Interest Units	Value
Ferroglobe PLC*+ (Metals & Mining)	1,320	$–
TOTAL TRUST (Cost $-)		–

Repurchase Agreements(b)(c) (41.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.32%-1.51%, dated 1/31/20, due 2/3/20, total to be received $18,691,269	$18,689,000	$18,689,000
TOTAL REPURCHASE AGREEMENTS
(Cost $18,689,000)		18,689,000

TOTAL INVESTMENT SECURITIES
(Cost $34,449,226) - 90.7%		40,862,741
Net other assets (liabilities) - 9.3%		4,182,976
NET ASSETS - 100.0%		$45,045,717

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2020, these securities represented less than 0.005% of the net assets of the Fund.
(a)	No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2020, the aggregate amount held in a segregated account was $7,278,000.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	68	3/23/20	$5,489,640	$(116,043)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	2/27/20	1.64%	$10,757,613	$(163,741)
Russell 2000 Index	Goldman Sachs International	2/27/20	1.84%	21,986,101	(416,434)
				$32,743,714	$(580,175)

iShares Russell 2000 ETF	UBS AG	2/27/20	1.39%	$12,718,295	$(179,211)
Russell 2000 Index	UBS AG	2/27/20	1.59%	16,612,789	(157,454)
				$29,331,084	$(336,665)
				$62,074,798	$(916,840)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2020 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$336,514	0.7%
Air Freight & Logistics	73,917	0.2%
Airlines	105,188	0.2%
Auto Components	253,906	0.6%
Automobiles	17,852	NM
Banks	2,055,935	4.6%
Beverages	84,013	0.2%
Biotechnology	1,364,291	2.9%
Building Products	401,160	0.9%
Capital Markets	346,288	0.8%
Chemicals	417,067	0.9%
Commercial Services & Supplies	662,713	1.5%
Communications Equipment	257,509	0.6%
Construction & Engineering	235,130	0.5%
Construction Materials	38,789	0.1%
Consumer Finance	143,673	0.3%
Containers & Packaging	20,215	NM
Distributors	16,013	NM
Diversified Consumer Services	206,941	0.5%
Diversified Financial Services	58,655	0.1%
Diversified Telecommunication Services	126,291	0.3%
Electric Utilities	269,599	0.6%
Electrical Equipment	265,464	0.6%
Electronic Equipment, Instruments & Components	592,798	1.3%
Energy Equipment & Services	163,736	0.4%
Entertainment	49,278	0.1%
Equity Real Estate Investment Trusts	1,648,718	3.6%
Food & Staples Retailing	159,816	0.4%
Food Products	280,290	0.6%
Gas Utilities	288,467	0.6%
Health Care Equipment & Supplies	879,951	2.0%
Health Care Providers & Services	502,951	1.1%
Health Care Technology	251,795	0.6%
Hotels, Restaurants & Leisure	631,639	1.4%
Household Durables	456,952	1.0%
Household Products	56,868	0.1%
Independent Power and Renewable Electricity Producers	106,909	0.2%
Industrial Conglomerates	13,642	NM
Insurance	512,524	1.1%
Interactive Media & Services	95,608	0.2%
Internet & Direct Marketing Retail	68,888	0.2%
IT Services	531,342	1.2%
Leisure Products	83,908	0.2%
Life Sciences Tools & Services	163,363	0.4%
Machinery	882,141	2.0%
Marine	19,625	NM
Media	169,543	0.4%
Metals & Mining	269,198	0.6%
Mortgage Real Estate Investment Trusts	316,700	0.7%
Multiline Retail	18,477	NM
Multi-Utilities	165,300	0.4%
Oil, Gas & Consumable Fuels	339,987	0.8%
Paper & Forest Products	104,757	0.2%
Personal Products	55,824	0.1%
Pharmaceuticals	390,112	0.9%
Professional Services	357,163	0.8%
Real Estate Management & Development	170,880	0.4%
Road & Rail	118,788	0.3%
Semiconductors & Semiconductor Equipment	641,973	1.4%
Software	1,103,744	2.5%
Specialty Retail	532,506	1.2%
Technology Hardware, Storage & Peripherals	38,405	0.1%
Textiles, Apparel & Luxury Goods	225,373	0.5%
Thrifts & Mortgage Finance	464,533	1.0%
Tobacco	35,355	0.1%
Trading Companies & Distributors	318,211	0.7%
Water Utilities	110,452	0.2%
Wireless Telecommunication Services	28,128	0.1%
Other **	22,871,976	50.8%
Total	$45,045,717	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable - only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	March 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	March 23, 2020

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	March 18, 2020

* Print the name and title of each signing officer under his or her signature.